Jason L. Bradshaw

Senior Variable Compliance Consultant

North American Companies

for Life and Health Insurance

525 West Van Buren • Chicago, Illinois 60607

Phone:  800.800.3656, Ext. 27878 • Fax: 312.648.7778

E-Mail:  jbradshaw@sfgmembers.com

April 27, 2016

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

 RE: Midland National Life Separate Account C

        File Number 333-176870 – LiveWell Variable Annuity

Commissioners:

Enclosed for filing is a copy, including exhibits, of Post-Effective Amendment Number 10 to the above referenced Form N-4 Registration Statement.

This amendment is being filed pursuant to paragraph (b) of Rule 485, and pursuant to subparagraph (b)(4) of that Rule, we certify the amendment does not contain disclosure which would render it ineligible to become effective pursuant to said paragraph (b).

If you have any comments or questions about this filing, please contact Fred Bellamy of Sutherland Asbill & Brennan LLP at 202-383-0126 or fred.bellamy@sutherland.com.

Sincerely,

/s/ Jason L Bradshaw

Jason L. Bradshaw

Senior Variable Compliance Consultant

cc:        Frederick R. Bellamy

            Sutherland Asbill & Brennan LLP

As filed with the Securities and Exchange Commission on April 27, 2016
Registration Nos. 333-176870
811-07772

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	o
Pre-Effective Amendment No.	o
Post-Effective Amendment No. 10	x
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY	o
ACT OF 1940
Amendment No. 130	x

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C
(Exact Name of Registrant)

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Name of Depositor)

One Sammons Plaza, Sioux Falls, SD 57193
(Address of Depositor's Principal Executive Offices)

Depositor's Telephone Number, including Area Code:
(605) 335-5700

Name and Address of Agent for Service:	Copy to:

Victoria E. Fimea	Frederick R. Bellamy, Esq.
Senior Vice President, General Counsel & Secretary	Sutherland Asbill & Brennan LLP
Midland National Life Insurance Company	700 Sixth Street, NW, Suite 700
Sammons Financial Group	Washington, DC 20001-3980
4350 Westown Parkway
West Des Moines, IA 50266

It is proposed that this filing will become effective:
o	Immediately upon filing pursuant to paragraph (b) of Rule 485
x	On May 1, 2016	pursuant to paragraph (b) of Rule 485
o	60 days after filing pursuant to paragraph (a) of Rule 485
o	On	pursuant to paragraph (a) of Rule 485

Title of securities being registered:
LiveWell Variable Annuity
Individual Flexible Premium Variable Annuity Contracts.

LiveWell Variable Annuity Prospectus

May 1, 2016

An Individual Flexible Premium Deferred Variable Annuity

issued by: Midland National Life Insurance Company

through the Midland National Life Separate Account C

This prospectus describes what You should know before purchasing the LiveWell Variable Annuity Contract.  Please read this prospectus carefully and keep it for future reference.

The LiveWell Variable Annuity (the “Contract”) is designed to aid in long-term financial planning and provides for accumulation of capital on a tax-deferred basis for retirement or other savings needs.  The minimum initial premium for a Contract is $10,000.

The investment options available under Your Contract are listed on the next page.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of each investment option.

Replacing an existing annuity with the Contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of Your existing contract with those of the Contract described in this prospectus.

We pay compensation to broker/dealers whose registered representatives sell the Contract.  See “Distribution of the Contracts” for additional information about the compensation We pay.

A Statement of Additional Information (“SAI”) about the Contract and the Midland National Life Separate Account C, dated May 1, 2016 has been filed with the Securities and Exchange Commission (“SEC”).  The SAI is available free of charge by accessing the SEC’s Internet website (www.sec.gov) or upon request, free of charge, by writing to Us at Our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547 or by calling Our Customer Service Center toll-free (866) 747-3421.  The table of contents of the SAI is included at the end of this prospectus and is incorporated herein by reference.  The SEC maintains a website (www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.

You may allocate Your premiums to the Separate Account investment options (see Definitions) that invest in a specified mutual fund (“portfolio”).  The investment options invest in the following series funds or trusts:

• The Alger Portfolios	• Ivy Funds Variable Insurance Portfolios
• AB Variable Products Series Fund, Inc.	• Janus Aspen Series
• ALPS Variable Investment Trust	• Lazard Retirement Series, Inc.
• American Century Variable Portfolios, Inc.	• Legg Mason Partners Variable Equity Trust
• American Funds Insurance Series®	• Legg Mason Partners Variable Income Trust
• BlackRock Variable Series Funds, Inc.	• Lord Abbett Series Fund, Inc.
• Calvert Variable Products, Inc.	• MFS Variable Insurance Trust
• Calvert Variable Series, Inc.	• MFS Variable Insurance Trust II
• Columbia Funds Variable Insurance Trust	• Northern Lights Variable Trust
• Columbia Funds Variable Series Trust II	• Oppenheimer Variable Account Funds
• Deutsche Variable Insurance Portfolios	• PIMCO Variable Insurance Trust
• Eaton Vance Variable Trust	• Pioneer Variable Contracts Trust
• Fidelity® Variable Insurance Products	• The Prudential Series Funds
• First Investors Life Series Funds	• Royce Capital Fund
• Franklin Templeton Variable Insurance Products Trust	• T. Rowe Price
• Guggenheim Variable Insurance Funds	• VanEck VIP Trust

Your accumulation value in the investment options will increase or decrease based on investment performance of the mutual fund portfolios.  You bear this risk.  No one insures or guarantees any of these investments.  Separate prospectuses describe the investment objectives, policies and risks of the portfolios.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE CONTRACT DESCRIBED IN THIS PROSPECTUS IS NOT A BANK DEPOSIT, NOT AN OBLIGATION OF A BANK, AND IS NOT GUARANTEED BY A BANK.  THIS CONTRACT IS NOT INSURED OR GUARANTEED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. THE CONTRACT INVOLVES INVESTMENT RISK INCLUDING POSSIBLE LOSS OF PRINCIPAL.

The Separate Account investment options (the “subaccounts”) currently available under Your Contract are:

1. AB VPS Dynamic Asset Allocation Portfolio B	40. Columbia Variable Portfolio - High Yield Bond Fund Share Class 2
2. AB VPS Real Estate Investment Portfolio B	41. Deutsche Alternative Asset Allocation VIP-B
3. AB VPS Small/Mid Cap Value Portfolio B	42. Deutsche Equity 500 Index VIP-B
4. Alger Capital Appreciation Portfolio Class S	43. Deutsche Global Small Cap VIP-B
5. ALPS | Alerian Energy Infrastructure Portfolio Class III	44. Deutsche Small Cap Index VIP-B
6. ALPS | Red Rocks Listed Private Equity Class III	45. Deutsche Small Mid Cap Value VIP-B
7. American Century VP Inflation Protection Fund II	46. Eaton Vance VT Floating-Rate Income Fund
8. American Century VP Mid Cap Value Fund II	47. Eaton Vance VT Large-Cap Value Fund
9. American Century VP Ultra Fund II	48. Fidelity® VIP Contrafund® Portfolio Service Class 2
10. American Century VP Value Fund II	49. Fidelity® VIP Emerging Markets Portfolio Service Class 2
11. American Funds IS Asset Allocation FundSM Class 4	50. Fidelity® VIP FundsManager 50% Portfolio Service Class 2
12. American Funds IS Blue Chip Income and Growth FundSM Class 4	51. Fidelity® VIP FundsManager 70% Portfolio Service Class 2
13. American Funds IS Capital Income BuilderSM Class 4	52. Fidelity® VIP FundsManager 85% Portfolio Service Class 2
14. American Funds IS Global Growth and Income Fund SM Class 4	53. Fidelity® VIP High Income Portfolio Service Class 2
15. American Funds IS Global Growth FundSM Class 4	54. Fidelity® VIP Mid Cap Portfolio Service Class 2
16. American Funds IS Global Small Capitalization FundSM Class 4	55. Fidelity® VIP Overseas Portfolio Service Class 2
17. American Funds IS Growth FundSM Class 4	56. Fidelity® VIP Real Estate Portfolio Service Class 2
18. American Funds IS Growth-Income FundSM Class 4	57. Fidelity® VIP Strategic Income Portfolio Service Class 2
19. American Funds IS International FundSM Class 4	58. Fidelity® VIP Value Strategies Portfolio Service Class 2
20. American Funds IS International Growth and Income FundSM Class 4	59. First Investors Life Series International Fund
21. American Funds IS New World Fund® Class 4	60. First Investors Life Series Opportunity Fund
22. American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	61. First Investors Life Series Total Return Fund
23. American Funds IS Ultra-Short Bond FundSM Class 4	62. Franklin Income VIP Fund Class 2
24. BlackRock Basic Value V.I. Fund Class III	63. Franklin Mutual Global Discovery VIP Fund Class 2
25. BlackRock Equity Dividend V.I. Fund Class III	64. Franklin Mutual Shares VIP Fund Class 2
26. BlackRock Global Allocation V.I. Fund Class III	65. Franklin Rising Dividends VIP Fund Class 2
27. BlackRock iShares® Alternative Strategies V.I. Fund Class III	66. Guggenheim VIF Global Managed Futures Strategy Fund
28. BlackRock iShares® Dynamic Allocation V.I. Fund Class III	67. Guggenheim VIF Long Short Equity Fund
29. BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	68. Guggenheim VIF Multi-Hedge Strategies Fund
30. BlackRock iShares® Equity Appreciation V.I. Fund Class III	69. Guggenheim VIF Small Cap Value Fund Series Q
31. BlackRock Large Cap Growth V.I. Fund Class III	70. Ivy Funds VIP Asset Strategy
32. Calvert VP SRI Mid Cap Growth Portfolio	71. Ivy Funds VIP Balanced
33. ClearBridge Variable Aggressive Growth Class II	72. Ivy Funds VIP Dividend Opportunities
34. ClearBridge Variable Dividend Strategy Portfolio Class II	73. Ivy Funds VIP Energy
35. ClearBridge Variable Mid Cap Portfolio Class II	74. Ivy Funds VIP Global Bond
36. ClearBridge Variable Small Cap Growth Portfolio Class II	75. Ivy Funds VIP Global Growth
37. Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	76. Ivy Funds VIP Global Natural Resources
38. Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	77. Ivy Funds VIP Growth
39. Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	78. Ivy Funds VIP High Income

Separate Account investment options continued on next page.

79. Ivy Funds VIP International Core Equity	113.Oppenheimer Main Street Small Cap Fund/VA Service Class
80. Ivy Funds VIP Mid Cap Growth	114.PIMCO All Asset Portfolio Advisor Class
81. Ivy Funds VIP Science and Technology	115.PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class
82. Ivy Funds VIP Small Cap Growth	116.PIMCO Emerging Markets Bond Portfolio Advisor Class
83. Ivy Funds VIP Small Cap Value	117.PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class
84. Janus Aspen Balanced Portfolio Service Shares	118.PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class
85. Janus Aspen Enterprise Portfolio Service Shares	119.PIMCO High Yield Portfolio Advisor Class
86. Janus Aspen Flexible Bond Portfolio Service Shares	120.PIMCO Low Duration Portfolio Advisor Class
87. Janus Aspen Global Research Portfolio Service Shares	121.PIMCO Real Return Portfolio Advisor Class
88. Janus Aspen Global Technology Portfolio Service Shares	122.PIMCO Short-Term Portfolio Advisor Class
89. Janus Aspen Global Unconstrained Bond Portfolio Service Shares	123.PIMCO Total Return Portfolio Advisor Class
90. Janus Aspen Janus Portfolio Service Shares	124.PIMCO Unconstrained Bond Portfolio Advisor Class
91. Janus Aspen Overseas Portfolio Service Shares	125.Pioneer Bond VCT Portfolio Class II
92. Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	126.Pioneer Equity Income VCT Portfolio Class II
93. Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	127.Pioneer Fund VCT Portfolio Class II
94. Lazard Retirement International Equity Portfolio Service Shares	128.Pioneer High Yield VCT Portfolio Class II
95. Lord Abbett Series Fund Bond Debenture Portfolio VC	129.Pioneer Strategic Income VCT Portfolio Class II
96. Lord Abbett Series Fund Developing Growth Portfolio VC	130.Power Income VIT Fund Class 2
97. Lord Abbett Series Fund Fundamental Equity Portfolio VC	131.Prudential Series Fund Natural Resources Portfolio Class II
98. Lord Abbett Series Fund Short Duration Income Portfolio VC	132.Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II
99. MFS VIT II Blended Research Core Equity Service Class	133.QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II
100.MFS VIT II Corporate Bond Portfolio Service Class	134.Royce Capital Fund - Micro-Cap Portfolio Service Class
101.MFS VIT II Emerging Markets Equity Portfolio Service Class	135.Royce Capital Fund - Small-Cap Portfolio Service Class
102.MFS VIT II Global Tactical Allocation Portfolio Service Class	136.Rydex VIF Biotechnology Fund
103.MFS VIT II International Value Portfolio Service Class	137.Rydex VIF S&P 500 Pure Growth Fund
104.MFS VIT II Technology Portfolio Service Class	138.Rydex VIF S&P MidCap 400 Pure Growth Fund
105.MFS VIT New Discovery Series Service Class	139.T. Rowe Price Blue Chip Growth Portfolio-II
106.MFS VIT Utilities Series Service Class	140.T. Rowe Price Health Sciences Portfolio-II
107.Oppenheimer Core Bond Fund/VA Service Class	141.Templeton Developing Markets VIP Fund Class 2
108.Oppenheimer Discovery Mid Cap Growth/VA Service Class	142.Templeton Foreign VIP Fund Class 2
109.Oppenheimer Global Fund/VA Service Class	143.Templeton Global Bond VIP Fund Class 2
110.Oppenheimer Global Multi-Alternatives Fund/VA Service Class	144.VanEck VIP Global Hard Assets Fund S
111.Oppenheimer International Growth Fund/VA Service Class	145.Western Asset Variable Core Bond Plus Portfolio Class II
112.Oppenheimer Main Street Fund/VA Service Class	146.Western Asset Variable Global High Yield Bond Portfolio Class II

These investment options are open to new premiums and investment transfers.  More information, including information regarding “closed” investment options, can be found in the appendices. “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” highlights each subaccount’s investment objectives and adviser.

If You have received a summary prospectus for any of the investment options available through Your Contract, You may obtain a full prospectus and other fund information free of charge by either accessing the internet address, calling the telephone number or sending an email request to the contact information, shown on the front of the portfolio’s summary prospectus.

DEFINITIONS

SUMMARY

Features of LiveWell Variable Annuity

Your “Free Look” Right

Your Accumulation Value

Flexible Premium Payments

Investment Choices

Transfers

Frequent or Disruptive Transfers

Optional Value Endorsement

Surrenders and Partial Withdrawals

Administrative Procedures

Risk of Increases in Fees and Charges

Death Benefit

Fees and Expenses

Contract Owner Transaction Expenses

Periodic Charges Other Than Portfolio Expenses

Range of Annual Operating Expenses for the Portfolios1

Expense Examples

Financial Information

Charges and Fees

Sales Charges

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Third-Party Registered Investment Adviser Fee

State Premium Taxes

Optional Value Endorsement Fee Reduction

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Other Products

Inquiries and Correspondence

Electronic Account Information

State Variations

Our Separate Account C and Its Investment Options

Amounts in Our Separate Account

We Own the Assets of Our Separate Account

Our Right to Change How We Operate Our Separate Account

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Free Look

Tax-Free “Section 1035” Exchanges

Premium Payments

Allocation of Premium Payments

Changing Your Premium Allocation Percentages

Your Accumulation Value

Transfers of Accumulation Value

Transfer Limitations

Surrenders and Partial Withdrawals

Systematic Withdrawals

Dollar Cost Averaging

Portfolio Rebalancing

Death Benefit

Optional Value Endorsement

Free Withdrawal Amount

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

Asset Based Administration Charge

Quarterly Contract Maintenance Fee

Transfer Charge

Charges in the Portfolios

State Premium Taxes

Other Taxes

Optional Value Endorsement

Surrender Charges for the Optional Value Endorsement

FEDERAL TAX STATUS

Introduction

Annuity Contracts in General

Qualified and Non-Qualified Contracts

Minimum Distribution Rules and Eligible Rollover Distributions

Diversification and Distribution Requirements

Surrenders and Partial Withdrawals

Multiple Contracts

Withholding

Annuity Payments

Partial Annuitization

Medicare Tax

Definition of Spouse under Federal Law

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

Taxation of Death Benefit Proceeds

Transfers, Assignments or Exchange of Contracts

Possible Tax Law Changes

Federal Estate, Gift and Generation-Skipping Transfer Taxes

Annuity Purchases by Residents of Puerto Rico

Foreign Tax Credits

Maturity Date

Electing an Annuity Payment Option

Fixed Payment Options

Payment Options

ADDITIONAL INFORMATION

Midland National Life Insurance Company

Our Financial Condition

Portfolio Voting Rights

How We Determine Your Voting Shares

Voting Privileges of Participants in Other Companies

Our Reports to Owners

Contract Periods, Anniversaries

Dividends

Change of Address Notification

Modification to Your Contract

Your Beneficiary

Assigning Your Contract

When We Pay Proceeds from This Contract

Distribution of the Contracts

Regulation

Cybersecurity Risks

Legal Proceedings

Legal Matters

Financial Statements

STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

Investment Policies of the Portfolios

Availability of the Portfolios

APPENDIX B – STATE VARIATIONS

APPENDIX C – CONDENSED FINANCIAL INFORMATION

DEFINITIONS

For Your convenience, below is a glossary of the special terms We use in this prospectus.  These terms are generally in bold face type throughout this document.

Accumulation Unit means the units credited to each investment option in the Separate Account before the maturity date.

Accumulation value means the sum of the amounts You have in the investment option(s) of Our Separate Account under Your in force Contract. This may also be referred to as account value.

Annuitant means the person whose life is used to determine the amount and duration of any annuity payments involving life contingencies. The annuitant may not be changed during the annuitant’s lifetime.

Annuitization means an election of an annuity payment option.

Annuitize means an election to receive regular income payments from Your Contract under one of the annuity payment options.  An election to annuitize Your Contract may be irrevocable.  If You elect to annuitize Your Contract, You will no longer be able to exercise any liquidity (e.g., withdrawal or surrender) provision that may have previously been available.

Base Contract means the Contract without the Optional Value Endorsement (or any other optional endorsements) included.

Beneficiary means the person or persons to whom the Contract’s death benefit will be paid in the event of the death of the owner.

Business Day means any day the New York Stock Exchange is open for regular trading.  Our business day ends when the New York Stock Exchange closes for regular trading generally 3:00 p.m. Central Time.

Contract Anniversary means the same date in each Contract year as the issue date.

Contract Month means a month that starts on the same date as the issue date in each month.  For this purpose, if the issue date is not a calendar date in every month, then We look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; subsequent Contract months will begin on the first day of each month (March 1, March 31, May 1, May 31, etc.).

Contract Quarter means a three-month period that starts on the same date as the issue date in each three-month period.  For this purpose, if the issue date is not a calendar date in every month, then We look forward to the first day of the next calendar month.  For example, assume a Contract is issued on January 31st; Contract quarters will begin on the first day of each quarter (May 1, July 31, and October 31).

Contract Year means a year that starts on the issue date or on each Contract anniversary thereafter.

Customer Service Center means where You must send correspondence, service or transaction requests, and inquiries to P.O. Box 758547 Topeka, Kansas, 66675-8547 or via fax (866) 511-7038. The toll free telephone number is (866) 747-3421. Please note: Premium payments must be sent to P.O. Box 758546, Topeka, Kansas, 66675-8546. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001. This should only be used for mail delivered via a courier.

Death Benefit means the amount that We will pay to the beneficiary in the event of the death of the owner if the Contract is still in force.  The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net premiums paid on the business day that Our Customer Service Center receives the required documentation in good order.

Gain means the difference, if any, between Your accumulation value and the total premiums received less any reduction for partial withdrawals on a dollar for dollar basis.

Good Order means all of the information necessary to process a transaction, as We determine in Our discretion.  Transaction requests will generally be processed on the business day they are received at the Customer Service Center as long as the request is in good order. For more detailed information see “Administrative Procedures” on page 12.

Gross Premium means (1) if You do not elect the Optional Value Endorsement, Your premium payment(s) before any partial withdrawals; and (2) if You do elect the Optional Value Endorsement, this means Your premium payments before any partial withdrawals and any surrender charges.

Investment Option means an option or division of Our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Issue Age means the age of the owner on the last birthday before the issue date.

Issue Date means the date the Contract goes into effect and from which Contract anniversaries, Contract months, Contract quarters, and Contract years are determined.

Maturity Date means the date, specified in Your Contract, on which income payments will begin.  The earliest possible maturity date is the 1st Contract anniversary at which time You may annuitize Your full accumulation value.  The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.

Net Premium means (1) if You do not elect the Optional Value Endorsement, total premiums received less any reductions for partial withdrawals on a pro-rata basis; and (2) if You do elect the Optional Value Endorsement, this means total premiums received less any reductions for partial withdrawals and applicable surrender charges on a pro-rata basis and any surrender charges.

Owner means the person(s) or entity that is named in the application or on the latest change filed with Us who is entitled to exercise all rights and privileges provided in the Contract.

Payee means the person who is entitled to receive annuity payments after annuitization.  On or after the maturity date, the owner will be the payee.  The beneficiary is the payee of the proceeds at the death of the Owner, if the date of death is prior to the maturity date.

Principal Office means Midland National Life Insurance Company’s principal place of business located at 4350 Westown Parkway, West Des Moines, IA  50266.  Please note: You must send all correspondence, service or transaction requests, inquiries, and premium payments to Our Customer Service Center.

Proof of Death means a certified copy of the death certificate or any other proof satisfactory to Us.

Remaining Premium means if You elect the Optional Value Endorsement, the premium payments made less the partial withdrawals taken and less any surrender charges on a dollar for dollar basis.

Separate Account means the Midland National Life Separate Account C which receives and invests Your premiums under the Contract.  Our Separate Account is divided into subaccounts.

Subaccount means an option or division of Our Separate Account which invests exclusively in one share class of one investment portfolio of a Trust or Fund.  Usage of the term subaccount(s) and Investment Division shall have the same meaning as Investment Option(s) throughout this prospectus.

Surrender Value means (1) if You do not elect the Optional Value Endorsement, the Separate Account accumulation value on the date of surrender less any state premium tax,  quarterly Contract maintenance fee, if applicable; and (2) if You do elect the Optional Value Endorsement, this means the Separate Account accumulation value on the date of surrender less any state premium tax,  quarterly Contract maintenance fee, if applicable and any applicable surrender charge. This may also be referred to as cash surrender value.

Valuation Period means the time beginning at the close of regular trading on the New York Stock Exchange (generally 3:00 p.m., Central Time) on one business day and ending at the close of regular trading on the New York Stock Exchange on the next business day.  Midland National reserves the right to revise the definition of valuation period as needed in accordance with applicable federal securities laws and regulations.

Written Notice means a notice or request submitted in a written form satisfactory to Us, that is signed by the owner and received by Us at Our Customer Service Center in good order at P.O. Box 758547, Topeka, Kansas 66675-8547 or via fax (866) 511-7038. The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

SUMMARY

In this prospectus “We,” “Our,” “Us,” “Midland National,” and “Company” mean Midland National Life Insurance Company.  “You” and “Your” mean the owner of the Contract.  We refer to the person who is covered by the Contract as the “annuitant,” because the annuitant and the owner might not be the same.

This summary provides only a brief overview of the more important features of the Contract. The detailed information appearing later in this prospectus further explains the following summary.  Please read this entire prospectus, Your Contract and the SAI for more detailed information.  The prospectus discloses all material features and benefits of the Contract. Unless otherwise indicated, the description of the Contract in this prospectus assumes that the Contract is in force.

Features of LiveWell Variable Annuity

The LiveWell Variable Annuity, a flexible premium deferred variable annuity, described in this prospectus provides for accumulation of assets (the “accumulation value”) and payment of annuity payments.  The Contract is designed to aid individuals in long-term planning for retirement or other long-term purposes.

The Contract is available for situations that do not qualify for the special federal tax advantages available under the Internal Revenue Code (“Non-Qualified Contract”) and for retirement plans which do qualify for those tax advantages (“Qualified Contract”).  This Contract does not offer any additional tax benefits when purchased under a qualified plan.  See “Suitability of the Contract” on page 17 for more detailed information.

Replacing an existing annuity with the Contract may not be of financial benefit to You.  Your existing annuity may be subject to fees or penalties on surrender.  Compare the fees, charges, coverage provisions and limitations, if any, of Your existing annuity with those of the Contract described in this prospectus before replacing an existing annuity.

This Contract is designed for people seeking long-term tax-deferred accumulation of assets, generally for retirement or other long-term purposes.  You should not buy this Contract:

•         if You are looking for a short-term investment; or

•         if You cannot risk getting back less money than You put in.

Your “Free Look” Right

You can examine the Contract and return it to Us for any reason within ten (10) days after You receive it for a refund of the accumulation value (which may be more or less than the premium payments You paid), or if greater and required by Your state, the original amount of Your premium payment.  Longer free look periods apply in some states and in certain situations.  See “Free Look” on page 21 for more details.

Your Accumulation Value

Your accumulation value depends on:

•         the amount and frequency of premium payments,

•         the selected subaccount’s investment experience,

•         partial withdrawals, and

•         charges and deductions.

You bear the investment risk under the Contract.  There is no minimum guaranteed accumulation value and You could lose accumulation value invested in this Contract.

Flexible Premium Payments

You may pay premiums whenever You want, prior to annuitization, and in whatever amount You want, within certain limits and subject to Our ability to refuse any premiums.  The minimum initial premium for a Contract is $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, We will also accept additional payments via automatic bank draft in amounts of $100 or more per month.

Unless You receive approval from Us, the maximum amount of premium You can pay into this Contract prior to the maturity date is $2,000,000.  Also, an initial or additional premium that would cause the contract value of all annuities that You maintain with Midland National to exceed $5,000,000 requires Our prior approval.  This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Investment Choices

You allocate Your accumulation value to the investment options of Our Separate Account available under this Contract.  Currently, We do not limit the maximum number of investment options. However, We reserve the right to limit the maximum number of investment options invested in at any one time.

For a full description of the investment options, see the portfolios’ prospectuses or summary prospectuses, which accompany this prospectus.  See “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS” on page 45 for more information.

Each investment option pays a different investment management or advisory fee and has different operating expenses.  More detail concerning each investment options’ fees and expenses is contained in the prospectus provided by the fund company.

We allocate Your premiums and investment allocations to the investment options You choose.  The value of Your Contract will fluctuate daily during the accumulation period depending on the investment options You have chosen; You bear the investment risk.

Transfers

We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active dollar cost averaging (“DCA”) or automatic rebalancing programs. We also reserve the right to limit the number of transfers You may make and may otherwise modify or terminate transfer privileges if required by Our business judgment or in accordance with applicable law or pursuant to Our agreements with the underlying portfolios.  We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all, or specific Contract owners.  See “Transfer Limitations” on page 23 for more information. Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

Frequent or Disruptive Transfers

Frequent, large, programmed, or short-term transfers among the investment options can cause risks with adverse effects for other Contract owners (and beneficiaries and portfolios).  These risks and harmful effects include:

•         dilution of the interests of long-term investors in an investment option if transfers into the option are made at unit values that are priced below the true value or transfers out of the investment option are made at unit values priced higher than the true value (some “market timers” attempt to do this through methods known as “time-zone arbitrage” and “liquidity arbitrage”);

•         an adverse effect on portfolio management, such as causing the portfolio to maintain a higher level of cash than would otherwise be the case, or causing a portfolio to liquidate investments prematurely (or otherwise at an inopportune time) in order to pay withdrawals; and

•         increased brokerage and administrative expenses.

In addition, because other insurance companies and/or retirement plans may invest in the portfolios, the risk exists that the portfolios may suffer harm from frequent, programmed, large, or short-term transfers among investment options of variable contracts issued by other insurance companies or among investment options available to retirement plan participants.

Individuals or organizations that use market-timing strategies and make frequent transfers should not purchase the Contract.

Optional Value Endorsement

If You elect the Optional Value Endorsement, then You will be subject to a 6 year declining surrender charge for each premium payment, but in exchange We will reduce the Separate Account annual expenses by 0.20% which is a percentage of the average daily accumulation value.  This reduces the total daily charge of the LiveWell Variable Annuity Contract when You elect the Optional Value Endorsement; see “Fees and Expenses” below.  Electing this endorsement will benefit Contract owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.  The Optional Value Endorsement may only be elected at issue (i.e., when You first purchase the Contract). The maximum issue age for the Optional Value Endorsement is 85 (the owner’s age). For detailed information regarding this endorsement see “Optional Value Endorsement” on page 28.

Surrenders and Partial Withdrawals

You may generally withdraw all or part of Your surrender value at any time, before annuity payments begin.  Withdrawals, also known as partial withdrawals, will reduce Your net premium and accumulation value which will affect the death benefit on this Contract.  See “Surrenders and Partial Withdrawals” on page 24 for more information.  The amount You request (plus any surrender charge, if applicable) will be deducted from Your accumulation value. We will also deduct a quarterly Contract maintenance fee, as applicable.  You may take a surrender in a lump sum or choose to elect an income through annuitization that will continue as long as You live or for some other period You elect.  See “Free Withdrawal Amount” on page 29 for more information.

If You elect the Optional Value Endorsement, then We will deduct  surrender charges for partial withdrawals or full surrenders (including annuitizations). Partial withdrawals will reduce Your net premium, remaining premium and accumulation value as well as the death benefit on this Contract.  See “Surrenders and Partial Withdrawals” on page 24 for more information. We will impose applicable surrender charges on any surrender or partial withdrawal in excess of the free withdrawal amount available under the Optional Value Endorsement, (including surrenders to begin annuity payments).

If You do not elect the Optional Value Endorsement and have only the base contract, then We will not deduct surrender charges for partial withdrawals, full surrenders and annuitizations.

You may also elect a systematic withdrawal option.  See “Systematic Withdrawals” on page 26.

A partial withdrawal or surrender (including withdrawals to pay third-party investment advisers) may have negative tax consequences, including a 10% tax penalty on certain surrenders prior to age 59 ½.  Under Non-Qualified Contracts, gain, if any, is withdrawn first for tax purposes and is taxed as ordinary income.  See “FEDERAL TAX STATUS” on page 32, and “Electing an Annuity Payment Option” on page 36.  Surrenders from Contracts used for tax-qualified retirement plans may be restricted or penalized by the terms of the plan or applicable law.

For certain surrenders and partial withdrawals, a signature guarantee may be required.  See “Administrative Procedures” below.

Administrative Procedures

We may accept a request for Contract service in writing, by telephone, or other approved electronic means at Our Customer Service Center, subject to Our administrative procedures, which vary depending on the type of service requested and may require proper completion of certain forms, providing appropriate identifying information and/or other administrative requirements.  We will process Your request at the accumulation unit value next determined after You have met all administrative requirements in good order.

Good order means that all of the information necessary to process a transaction is provided. This includes any required forms are accurately filled out and that We have all the signatures and other information We require, including written notice and proper notification, as We determine in Our discretion. To the extent applicable, this information and documentation generally includes Your completed application or service form, the Contract number, the transaction amount (in dollars or percentages as applicable), the full names of and allocations to and/or from the investment options affected by the requested transaction, the signatures of all Contract owners, exactly as registered on the Contract, signature guarantee (if applicable; see below), social security number or taxpayer I.D. and any other information or supporting documentation that We may require.  Please sign and date all of Your requests. With respect to purchase requests, good order also generally includes receipt of sufficient funds by Us to effect the purchase.  We may, in Our sole discretion, determine whether any particular transaction request is in good order, and We reserve the right to change or waive any good order requirements at any time.

For transactions submitted by telephone, facsimile or internet, the transaction must be completed in good order prior to the close of regular trading of the New York Stock Exchange, generally 3:00 p.m. Central Time.

Signature guarantees are required for withdrawals or surrenders of $100,000 or more.

Signature guarantees are relied upon as a means of preventing the perpetuation of fraud in financial transactions, including the disbursement of funds or assets from a victim’s account with a financial institution or a provider of financial services.  They provide protection to investors by, for example, making it more difficult for a person to take another person's money by forging a signature on a written request for the disbursement of funds.  An investor can obtain a signature guarantee from more than 7,000 financial institutions across the United States and Canada that participate in a Medallion signature guarantee program.  This includes many national and state banks; savings banks and savings and loan associations; securities brokers and dealers; and credit unions.  The best source of a signature guarantee is a bank, savings and loan association, brokerage firm, or credit union with which You do business.  Guarantor firms may, but frequently do not, charge a fee for their services.

A notary public cannot provide a signature guarantee.  Notarization will not substitute for a signature guarantee.

Risk of Increases in Fees and Charges

Certain fees and charges assessed against the Contract are currently at levels below the guaranteed maximum levels. We may increase these fees and charges up to the guaranteed maximum levels.

Death Benefit

The LiveWell Variable Annuity Contract pays a death benefit when the owner dies before the maturity date, if the Contract is still in force.

If the owner dies on or after the maturity date, then any remaining guaranteed amounts, other than the amount payable to, or for the benefit of, the owner’s surviving spouse, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death.  Other rules relating to distributions at death apply to Qualified Contracts.  State premium taxes may also be deducted from all death benefit proceeds. See “Death Benefit” on page 27 for more information.

Fees and Expenses

The following tables list the fees and expenses that You will pay when buying, owning, and surrendering the Contract.

Contract Owner Transaction Expenses

The first set of tables list the fees and expenses that You will pay at the time that You buy the Contract, surrender the Contract, or transfer accumulation value between investment options.  State premium taxes may also be deducted.

Base Contract Owner Transaction Expenses	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	None
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

Contract Owner Transaction Expenses with Optional Value Endorsement	Charge
Sales Load Imposed on Premiums	None
Surrender Charge (as a percentage of premiums withdrawn)	0% to 7.0%
State Premium Tax[1]	0% to 3.5%
Transfer Charge[2]	$0 - $15

1State premium tax is based on current resident state and varies by state.  If applicable in Your state, it is generally payable upon full surrender, death, maturity or annuitization.

2We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year.

Periodic Charges Other Than Portfolio Expenses

The next two tables list the fees and expenses that You may pay periodically during the time that You own the Contract, not including portfolio company fees and expenses. Please note that the first  table is for the base contract only (without  the Optional Value Endorsement) and the second  table is for the Contract with the Optional Value Endorsement.

Base Contract (without Optional Value Endorsement)
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Total Separate Account Annual Expenses for Base Contract	2.25%	1.35%

Contract with Optional Value Endorsement
Separate Account Quarterly Expenses	Guaranteed Maximum	Current Charge
Quarterly Contract Maintenance Fee[1]	$15	$10

Separate Account Annual Expenses	Guaranteed Maximum	Current Charge
Mortality & Expense Risk Charge[2]	1.50%	1.00%
Asset Based Administration Charge[2]	0.75%	0.35%

Optional Value Endorsement (Annual Expense Reduction)	0.00%	-0.20%

Total Separate Account Annual Expenses with Optional Value Endorsement	2.25%	1.15%

Note: Once issued, current periodic charges (including the Optional Value Endorsement Annual Expense Reduction) are guaranteed for the life of the Contract.

1Currently the annual amount is $40 and may not exceed $60. The quarterly fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender. We reserve the right to change this fee, however, it will not exceed $60 annually.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or full surrender, no Contract maintenance fee is charged.

The quarterly Contract maintenance fee is reflected in the examples below by a method intended to show the impact of the quarterly Contract maintenance fee that is currently assessed for Contracts with an accumulation value of less than $50,000. In the examples, the quarterly Contract maintenance fee is approximated for an “average” Contract with an initial premium of $100,000 as an annual asset charge of 0.06% (based on the maximum $60 charge) or 0.04% (based on the current $40 charge).

2This charge is a percentage of the accumulation value in each investment option.  This annual charge is deducted daily.

For information concerning compensation paid for the sale of Contracts, see “Distribution of the Contracts” on page 41.

Range of Annual Operating Expenses for the Portfolios1

The next item shows the lowest and highest total operating expenses charged by the portfolios for the year ended December 31, 2015 (expenses that are deducted from portfolios assets, including management fees, distribution, and/or service (12b-1) fees and other expenses).  Expenses may be higher or lower in the future.  More detail concerning each portfolio’s fees and expenses is contained in the prospectus for each portfolios.

Total Annual Portfolio Operating Expenses	Lowest	Highest
Range of total annual operating expenses before waivers and expense reimbursements	0.71%	8.32%
Range of total annual operating expenses after waivers and expense reimbursements	0.58%	2.80%

1The portfolio expenses used to prepare this table were provided to Us by the fund company(ies). We have not independently verified such information. The expenses are those incurred as of the fiscal year ending December 31, 2015. Current or future expenses may be higher or lower than those shown.

Expense Examples

The following examples are intended to help You compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts.  These costs include Contract owner transaction expenses, quarterly Contract maintenance fees, Separate Account annual expenses, and portfolio operating expenses (for the year ended December 31, 2015).

Both examples assume that You invest $10,000 in the Contract for the time periods indicated.  The Examples also assume that Your investment has a 5% return each year.  Although Your actual costs may be higher or lower, based on these assumptions, Your costs would be:

Example 1:  This example assumes that the highest charges that can be imposed once the contract is issued (i.e., 1.35% separate account annual expenses and $10 quarterly contract maintenance fee), and the highest level of portfolio expenses (without voluntary waiver of fees or expenses), without the Optional Value Endorsement.

(1) If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$949	$2,713	$4,315	$7,705

(2) If You do NOT surrender Your Contract:

1 Year	3 Years	5 Years	10 Years
$949	$2,713	$4,315	$7,705

Example 2:The highest charges that can be imposed once the contract is issued (i.e., 1.15% separate account annual expenses and $10 quarterly contract maintenance fee); highest portfolio expenses (without voluntary waivers of fees or expenses), with the Optional Value Endorsement .

(1)   If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$1,560	$3,115	$4,518	$7,619

(2)   If You do NOT surrender Your Contract:

1 Year	3 Years	5 Years	10 Years
$930	$2,665	$4,248	$7,619

Example 3: Current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses), without the Optional Value Endorsement .

(1)   If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$200	$619	$1,063	$2,296

(2)   If You do NOT surrender Your Contract:

1 Year	3 Years	5 Years	10 Years
$200	$619	$1,063	$2,296

Example 4: Current charge levels; lowest portfolio expenses (without voluntary waivers of fees or expenses), with the Optional Value Endorsement .

(1)   If You surrender or annuitize Your Contract at the end of the applicable time period:

1 Year	3 Years	5 Years	10 Years
$810	$1,008	$1,230	$2,084

(2)   If You do NOT surrender Your Contract:

1 Year	3 Years	5 Years	10 Years
$180	$558	$960	$2,084

The examples do not reflect state premium taxes (which may range up to 3.5%, depending on the jurisdiction).

These examples should not be considered a representation of past or future expenses.  Actual expenses may be greater or lower than those shown.  The assumed 5% annual rate of return is purely hypothetical; past or future returns may be greater or less than the assumed hypothetical return.

Financial Information

Our financial statements and financial statements for the Separate Account are in the SAI.  You may obtain a free copy of the SAI by checking the appropriate box on the application form, calling Us toll-free at (866) 747-3421, faxing Us at (866) 511-7038, or writing Us at Our Customer Service Center, Midland National Life Insurance Company,  P.O. Box 758547, Topeka, Kansas 66675-8547.

Condensed Financial Information for the investment options is in “APPENDIX C – CONDENSED FINANCIAL INFORMATION” on page 59 to this prospectus.

Charges and Fees

Sales Charges

Sales charges are not deducted from premium payments, and there are no surrender charges unless You elect the Optional Value Endorsement.  If You elect the Optional Value Endorsement, then a surrender charge of up to 7% will be assessed against those premium payments subject to a surrender charge when they are withdrawn, including surrenders and partial withdrawals to effect an annuity and systematic withdrawals. The amount of any applicable surrender charge depends on the number of Contract years between the premium payment and the withdrawal.  See “Surrender Charges for the Optional Value Endorsement” on page  31.

Mortality and Expense Risk Charge

We deduct a 1.00% per annum charge against all accumulation values held in the Separate Account for assuming the mortality and expense risks and other risks under the Contract.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum. (See “Mortality and Expense Risk Charge” on page 29.)

Asset Based Administration Charge

We currently deduct an asset based administration charge of 0.35% per annum against all accumulation values held in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  (See “CHARGES, FEES AND DEDUCTIONS” on page 29.)

Quarterly Contract Maintenance Fee

In addition, We currently deduct a quarterly Contract maintenance fee of $10 from each Contract.  This fee is collected on each Contract quarter anniversary, on or before the maturity date, and on full surrender.  We reserve the right to increase this charge; however, it will not exceed $60 per Contract year or $15 per Contract quarter.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary date or at the time of a full surrender, no quarterly Contract maintenance fee is charged.  If Your accumulation value ever becomes insufficient to pay this charge, then Your Contract will terminate without value. (See “CHARGES, FEES AND DEDUCTIONS” on page 29.)

Third-Party Registered Investment Adviser Fee

You may elect to have a third-party registered investment adviser, in connection with allocations among the investment options. Midland National does not endorse any advisers, nor do We provide investment advice. You can request that We take withdrawals from Your Contract to pay the advisory fees provided We have received documentation from You and Your adviser.  Any such withdrawal may be taxable, and prior to age 59 ½ may be subject to a 10% penalty tax.  You should consult a tax adviser.  Your ability to make transaction requests may be limited as to the time, frequency and dollar amount when using a third-party investment adviser.

State Premium Taxes

We reserve the right to deduct the amount of any state premium taxes levied by a state or any government entity from Your surrender value at surrender and from Your accumulation value at death, maturity or annuitization.  (See “State Premium Taxes” on page 30).

Optional Value Endorsement Fee Reduction

When You elect the Optional Value Endorsement, You will be subject to a 6-year declining surrender charge, but in exchange We will reduce Your LiveWell Variable Annuity Separate Account annual expenses by 0.20% (from 1.35% to 1.15%). We reserve the right to decrease this fee reduction; however, We will not decrease this fee reduction for in force Contracts and the decrease will not be less than 0.00%. The lower fee remains in effect until the Contract is terminated. See “Fees and Expenses” on page 13. This reduction will lower the total fees deducted from Your Separate Account accumulation value. For more detailed information see “Optional Value Endorsement” on page 28.

ADDITIONAL INFORMATION ABOUT LIVEWELL VARIABLE ANNUITY

Suitability of the Contract

Because of the fees and expenses and possible loss of principal, the Contracts are not appropriate for short-term investment (especially if You elect the Optional Value Endorsement since that has a surrender charge).  In addition, Non-Qualified Contracts may be most appropriate for those who have already made maximum use of other tax favored investment plans such as 401(k) plans.  The tax-deferred feature of the Contract is most favorable to those in high tax brackets.  The tax-deferred feature is not necessary for a tax-qualified plan.  In such instances, purchasers should consider whether other features, such as the death benefit and lifetime annuity payments make the Contract appropriate for their purposes.  Before purchasing a Contract for use in a qualified plan, You should obtain competent tax advice both as to the tax treatment of the Contract and the suitability of the investment for Your particular situation.

This Contract is not designed for resale or speculation, arbitrage, viatical settlements or any type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.  By purchasing this Contract, You represent and warrant that You are not purchasing or intending to use this Contract, for resale, speculation, arbitrage, viatical settlements or any type of collective investment scheme.

Other Products

We may offer other variable annuity contracts through Our Separate Account that also invest in some of the same portfolios.  These annuity contracts may have different charges and may offer different benefits.  We encourage You to carefully consider the costs and benefits of the Contract to ensure that it is consistent with Your personal investment goals and needs.  To obtain more information about these annuity contracts, contact Your registered representative, or call Us at (866) 747-3421.

Inquiries and Correspondence

If You have any questions about Your Contract or need to make changes, then contact the registered representative who sold You the Contract, or contact Us at Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone : (866) 747-3421 (toll-free)

Fax : (866) 511-7038 (toll-free)

You currently may send correspondence and transaction requests to Us at the above Customer Service Center address or by facsimile or telephone at the numbers listed above. Our service representatives are available between the hours of 7:30 a.m. and 5:00 p.m. Monday through Friday  (Central Standard Time), excluding holidays and any day the New York Stock Exchange is not open.  Any requests for partial withdrawals, transfers, and surrenders sent to another number or address may not be considered received at Our Customer Service Center and will not receive that day’s price.  The procedures We follow for facsimile requests include a written confirmation sent directly to You following any transaction request.  We will employ reasonable procedures to confirm that instructions communicated by telephone or facsimile are genuine.  We may revoke facsimile, internet and telephone transaction privileges at any time for some or all Contract owners.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

The procedures We follow for transactions initiated by telephone may include requirements that callers identify themselves and the Contract owner by name, social security number, date of birth of the annuitant or an owner, or other identifying information.  We disclaim any liability for losses resulting from unauthorized or allegedly unauthorized facsimile, internet or telephone requests that We believe to be genuine.  We may record all telephone requests.  There are risks associated with requests made by facsimile (possible falsification of faxed documents by others), internet or telephone (possible falsification of Contract owner identity) when the original signed request is not sent to Our Customer Service Center.  You bear those risks.

Facsimile, internet, and telephone correspondence and transaction requests may not always be available.  Facsimile, internet, and telephone systems can experience outages or slowdowns for a variety of reasons.  These outages or slowdowns may prevent or delay Our receipt of Your request.  If You are experiencing problems, You should mail Your correspondence and transaction request to Our Customer Service Center.

Electronic Account Information

You may elect to receive prospectuses, transaction confirmations, reports and other communications in electronic format, instead of receiving paper copies of these documents. The electronic delivery service is subject to various terms and conditions, including a requirement that You promptly notify Us of any change in Your e-mail address, in order to avoid any disruption of deliveries to You. You may elect to discontinue e-Delivery at any time and may also request paper copies of any documents by contacting Our Customer Service Center. You may obtain more information and assistance at www.srslivewell.com or by writing Us at Our mailing address P.O. Box 758547, Topeka, Kansas 66675-8547 or by telephone at (866) 747-3421.

State Variations

Certain provisions of the Contracts may be different than the general description in this prospectus, and certain options may not be available, because of legal restrictions in Your state.  See Your Contract for specific variations since any such variations will be included in Your Contract or endorsements attached to Your Contract.  See Your registered representative or contact Our Customer Service Center for additional information that may be applicable to Your state. For more information see “APPENDIX B – STATE VARIATIONS” on page 57. All material state variations are disclosed in Appendix B to this prospectus.

Our Separate Account C and Its Investment Options

The Separate Account is the Midland National Life Separate Account C, established under the insurance laws of the State of South Dakota in March 1991 and now governed by Iowa law.  It is a unit investment trust registered with the Securities and Exchange Commission (SEC) under the Investment Company Act of 1940.  This registration does not involve any SEC supervision of its management or investment contracts.  The Separate Account is divided into subaccounts, called investment options, each of which invests exclusively in shares of one investment portfolio of a Trust or Fund.  You may allocate part or all of Your premiums to any of the investment options of Our Separate Account available under this Contract (some restrictions may apply).

You will find information about the portfolios currently available under Your Contract in “APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS”.  Appendix A includes information about investment objectives and advisers. Appendix A also includes information about “closed” investment options.

Our Separate Account buys and sells the shares of each portfolio at net asset value (with no sales or surrender charge).  More detailed information about the portfolios and their investment objectives, policies, risks, charges, expenses and other aspects of their operations, appear in their prospectuses and in each portfolio’s Statement of Additional Information.  You should read the portfolios’ prospectuses carefully before investing, allocating or transferring money to any portfolio.  You can receive a current copy of a prospectus (or summary prospectus) for each of the portfolios by contacting Your registered representative or by calling Our Customer Service Center at (866) 747-3421 or writing to Our Customer Service Center, Midland National Life Insurance Company, P.O. Box 758547, Topeka, Kansas 66675-8547.

The portfolios, their managers, or affiliates thereof, may make payments to Midland National and/or its affiliates.  These payments may be derived, in whole or in part, from the fees disclosed in the portfolios’ prospectuses including investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each portfolio.  Contract owners, through their indirect investment in the portfolios, bear the costs of these fees.  The amount of these payments may be substantial, may vary between portfolios, and generally are based on a percentage of the assets in the portfolios that are attributable to the Contracts and other variable insurance products issued by Midland National.  These percentages currently range up to 0.50% annually.  Midland National may use these payments for any corporate purpose, including payment of expenses that Midland National and/or its affiliates incur in promoting, issuing, marketing, and administering the Contracts, and, that We incur in Our role as intermediary, in promoting and marketing the portfolios.  Midland National and its affiliates may profit from these payments.

Amounts in Our Separate Account

The amount You have in each investment option is represented by the value of the accumulation units.  The value You have in an investment option is the accumulation unit value times the number of accumulation units credited to You.  Amounts allocated, transferred or added to the investment options are used to purchase accumulation units.  Accumulation units of an investment option are purchased when You allocate premiums or transfer amounts to that option.  Accumulation units are sold or redeemed when You make a surrender, partial withdrawal or transfer amounts from an investment option, and to pay the death benefit when the owner dies.  We also redeem units to pay for certain charges.

We calculate the number of accumulation units purchased or redeemed in an investment option by dividing the dollar amount of the transaction by the investment option’s accumulation unit value at the end of that day, if it is a business day. If it is not a business day, We will use the unit value on the next business day.  The number of accumulation units credited to You will not vary because of changes in accumulation unit values.

The accumulation units of each investment option have different accumulation unit values.  We determine accumulation unit values for the investment options at the end of each business day.  The accumulation unit value for each investment option is initially set at $10.00.  Accumulation unit values fluctuate with the investment performance of the corresponding portfolios.  Accumulation unit values reflect investment income, the portfolios’ realized and unrealized capital gains and losses, and the portfolios’ expenses.  The accumulation unit values also reflect the daily asset charges We deduct from Our Separate Account currently at an effective annual rate of 1.35% (1.15% when the Optional Value Endorsement is elected) of the accumulation value in the Separate Account.  Additional information about the accumulation unit values is contained in the SAI.

We Own the Assets of Our Separate Account

We own the assets of Our Separate Account and use them to support Your Contract and other variable annuity contracts.  We may permit charges owed to Us to stay in the Separate Account.  Thus, We may also participate proportionately in the Separate Account.  These accumulated amounts belong to Us and We may transfer them from the Separate Account to Our general account.  The assets in the Separate Account equal to the reserves and other liabilities of the Separate Account may not be charged with liabilities arising out of Our other business.  The obligations under the Contracts are Our obligations.  The income, gains and losses (realized and unrealized) of the Separate Account are credited to or charged against the Separate Account without regard to Our other income, gains, or losses.  Under certain unlikely circumstances, one investment option of the Separate Account may be liable for claims relating to the operations of another investment option.

Our Right to Change How We Operate Our Separate Account

We have the right to modify how We operate the Separate Account.  In making any changes, We may not seek approval of Contract owners (unless approval is required by law).  We have the right to:

•         add investment options to, or remove investment options from Our Separate Account;

•         combine two or more investment options within Our Separate Account;

•         withdraw assets relating to Our variable annuities from one investment option and put them into another;

•         eliminate a portfolio’s shares and substitute shares of another portfolio or another open-end, registered investment company.  This may happen if the portfolio’s shares are no longer available for investment or, if in Our judgment, further investment in the portfolio is inappropriate in view of the Separate Account’s purposes.  However, if required, We would first seek approval from the Securities and Exchange Commission and the insurance regulator where the Contract is delivered;

•         end the registration of Our Separate Account under the Investment Company Act of 1940;

•         operate Our Separate Account under the direction of a committee or discharge such a committee at any time (the committee may be composed entirely of “interested persons” of Midland under the Investment Company Act of 1940); and

•         operate Our Separate Account or one or more of the investment options in any other form the law allows, including a form that allows Us to  make direct investments.  In addition, We may disapprove any change in investment advisors or investment policies unless a law or regulation provides differently.

If any changes are made that result in a material change to any investment option, then You will be notified.  We may, for example, cause the investment option to invest in another mutual fund other than or in addition to the current portfolios.

If automatic allocations (such as premiums automatically deducted from Your bank account, or dollar cost averaging or automatic rebalancing) are being made into an investment option that is removed or no longer available, and if You do not give Us other instructions, then any amounts that would have gone into the removed or closed investment option will be allocated to the American Funds IS Ultra-Short Bond FundSM  investment option.

If You are enrolled in a dollar cost averaging, automatic rebalancing, automatic premiums, or a comparable program while an underlying investment option merger, substitution or liquidation takes place, unless otherwise noted in a communication from Us, Your accumulation value invested in such investment option will be transferred automatically to the designated surviving investment option in the case of mergers, the replacement investment option in the case of substitutions, and an available Money Market Fund in the case of investment option liquidations. Your DCA or automatic rebalancing enrollment instructions will be automatically updated to reflect the surviving investment option, the replacement investment option or a Money Market Fund for any continued and future transfers or premium payments.

You may want to transfer the amount in that investment option as a result of changes We have made.  If You do wish to transfer the amount You have in that investment option to another investment option of Our Separate Account, then You may do so, without charge, by writing to Our Customer Service Center.  At the same time, You may also change how Your premiums are allocated.

DETAILED INFORMATION ABOUT THE CONTRACT

Requirements for Issuance of a Contract

Any person wishing to purchase a Contract may submit an application form and an initial premium payment of at least $10,000.  The sale must take place through a representative who is licensed, registered and authorized to sell the Contract.  The maximum issue age for the Contract is 90 (the owner’s age).

If Your application is complete and in good order (see “Administrative Procedures” on page 12), then We will accept or reject it within two business days of receipt.  If the application is incomplete, then We will attempt to complete it within five business days.  If it is not complete at the end of this period (or cannot be accepted for some other reason), then We will inform You of the reason for the delay and the premium payment will be returned immediately unless You let Us keep the premium until the application is complete.  Your initial premium is held in a non-interest bearing suspense account (which is part of Our general account) until Your Contract is issued or Your premium is refunded.  While Your premium is in that account, Your premium is not protected from claims of Our general creditors.

We will allocate Your initial premium payment according to Your instructions if We receive it or accept Your application (whichever is later) at Our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time).  We will then price the accumulation units purchased with Your premium payment at the unit value determined at the close of that valuation period.  If We receive Your initial premium payment or accept Your application (whichever is later) after the close of regular trading on the New York Stock Exchange, We will credit accumulation units at the unit value determined at the close of the next valuation period.

There may be delays in Our receipt of applications that are outside of Our control because of the failure of the selling registered representative to forward the application to Us promptly, or because of delays in their broker dealer determining that the Contract is suitable for You.  Any such delays will affect when Your Contract can be issued and when Your premium payment is allocated among investment options of Our Separate Account.

We may offer other variable annuity contracts that have different death benefits, contract features, and optional benefits.  However, these other contracts also have different charges that would affect Your investment performance and accumulation value.  To obtain more information about these other contracts, contact Our Customer Service Center.

Free Look

You may cancel Your Contract within Your ten (10) day Free Look period.  We deem the Free Look period to expire 10 days after You have received Your Contract.  Some states and situations may require a longer Free Look period.  To cancel Your Contract, You need to return Your Contract to the registered representative who sold it to You or to Our Customer Service Center.  If You cancel Your Contract, then We will return:

•         The accumulation value (which may be more or less than the premium payments You paid), or

•         If greater and required by Your state, Your premiums minus any partial withdrawals.

Tax-Free “Section 1035” Exchanges

You can generally exchange one annuity contract for another in a “tax-free exchange” under Section 1035 of the Internal Revenue Code.  Before making an exchange, You should compare both annuities carefully.  Remember that if You exchange another annuity for the one described in this prospectus, You might have to pay a surrender charge on Your old annuity, there may be a surrender charge on this Contract,  and other charges may be higher (or lower) and the benefits may be different.  You should not exchange another annuity for this one unless You determine, after knowing all the facts, that the exchange is in Your best interest and not just better for the person trying to sell You this Contract (that person will generally earn a commission if You buy this Contract through an exchange or otherwise). If You purchase the Contract in exchange for an existing annuity contract from another company, We may not receive Your premium payment from the other company for a substantial period of time after You sign the application and send it to Us, and We cannot credit Your premium to the Contract until We receive it. You should consult with and rely upon a tax adviser if You are considering a contract exchange.

Premium Payments

You can make additional premium payments at any time prior to annuitization and in whatever amount You want, within certain limits and subject to Our right to refuse any premiums. Your initial investment must be at least $10,000.  You may make additional payments of $1,000 or more at any time after the free-look period.  By current company practice, We will also accept additional payments via automatic bank draft in amounts of $100 or more per month.  Unless You receive approval from Us, the maximum amount of premium You can pay into this Contract prior to the maturity date is $2,000,000.  In addition, an initial or additional premium that would cause the accumulation value or total value of all annuities that You maintain with Midland National to exceed $5,000,000 requires Our prior approval.  This limit is calculated for each annuitant or owner and is based on all active annuity contracts.

Premium payments will be credited as of the end of the valuation period in which they are received by Us, in good order. Investments after the initial premium payment may be made at any time up to the maturity date. We may refuse to accept certain forms of premium payments (e.g., third party checks, traveler’s checks, money orders).  We reserve the right to accept or reject any premium payment or form of payment.

The mailing address to send premium payments to Us is: Midland National Life Insurance Company, P.O. Box 758546, Topeka, Kansas 66675-8546.

Allocation of Premium Payments

You will specify Your desired premium allocation on the Contract’s application form.  Your instructions in Your application will dictate how to allocate Your premiums.  Allocation percentages may be any whole number (from 0 to 100) and the sum must equal 100. The allocation instructions in Your application will apply to all other premiums You pay, unless You change subsequent premium allocations by providing Us with written instructions.  We reserve the right to limit the number of investment options in which You can allocate Your premiums or accumulation value.

Changing Your Premium Allocation Percentages

You may change the allocation percentages of Your premiums by writing to Our Customer Service Center and telling Us what changes You wish to make.  We may offer other means to make this type of request with proper authorization and verification. These changes will affect transactions as of the date We receive Your request at Our Customer Service Center.  Changing Your allocation instructions will not change the way Your existing accumulation value is allocated among the investment options. While the Dollar Cost Averaging (DCA) program is in effect, the allocation percentages that apply to any premiums received will be the DCA allocation percentages unless You specify otherwise.  (See “Dollar Cost Averaging” on page 26).

Your Accumulation Value

Your accumulation value is the sum of Your amounts in the various investment options.  Your accumulation value will vary daily to reflect the investment performance of the investment option(s) You select, any premium payments, partial withdrawals, surrenders, and charges assessed in connection with the Contract.   Transaction charges are made on the effective date of the transaction.  Charges against Our Separate Account are reflected daily.

There is no guaranteed minimum accumulation value for amounts allocated to the investment options of Our Separate Account.  You bear the investment risk.  An investment option’s performance will cause Your accumulation value to go up or down each valuation period.

Transfers of Accumulation Value

You generally may transfer amounts among the investment options prior to maturity date, unless otherwise noted.  The minimum transfer amount is $100 or 100% of the investment option if less than $100.  The minimum amount does not have to come from or be transferred to just one investment option.  The only requirement is that the total amount transferred that day equals the transfer minimum.

Completed transfer requests received at Our Customer Service Center in good order before the New York Stock Exchange closes for regular trading (usually 3:00 p.m. Central Time) are priced at the unit value determined at the close of that valuation period.  If We receive Your completed transfer request in good order after the close of a valuation period, We will process the transfer request at the unit value determined at the close of the next valuation period.

For information regarding telephone or facsimile requests, see “Inquiries and Correspondence” on page 17.  Transfers may be delayed under certain circumstances.  See “When We Pay Proceeds from This Contract” on page 40. We currently do not charge for transfers between investment options, but reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

We reserve the right to eliminate and/or severely restrict the transfer privilege in any manner We deem appropriate for some, all or specific Contract owners.

Transfer Limitations

Frequent, large, programmed or short-term transfers among investment options, such as those associated with “market timing” transactions, can adversely affect the portfolios and the returns achieved by Contract owners.  In particular, such transfers may dilute the value of the portfolios’ shares, interfere with the efficient management of the portfolios’ investments, and increase brokerage and administrative costs of the portfolios.  In order to try to protect Our Contract owners and the portfolios from potentially harmful trading activity, We have implemented certain market timing and excessive trading policies and procedures (the “Market Timing Procedures”).  Our Market Timing Procedures are designed to detect and prevent frequent or short-term transfer activity among the investment options of the Separate Account that may adversely affect other Contract owners or portfolio shareholders.

More specifically, currently Our Market Timing Procedures are intended to detect potentially harmful trading or transfer activity by monitoring for excessive trading.  We currently define excessive trading as:

•         More than one purchase and sale of the same investment option within a 60-calendar day period, commonly referred to as a “round trip”.  Two or more “round trips” involving the same investment option within a 60-calendar day period is considered excessive trading.

•         Six round-trips involving the same investment option within a twelve month period.

We will review transfer requests, daily blotters, and transaction logs in an attempt to identify transfers that exceed these transfer parameters.  We will review those transfers (and other transfers in the same Contract) to determine if, in Our judgment, the transfers are part of a market timing strategy or otherwise have the potential to be harmful.  We will honor and process the second transfer request, but if We believe that the activity is potentially harmful, We will suspend that Contract’s transfer privileges and We will not accept another transfer request telephonically or electronically (fax, internet, etc.) for 14 business days.  We will attempt to inform the Contract owner (or registered representative) by telephone that their transfers have been deemed potentially harmful to others and that their telephone and electronic transfer privilege is suspended for 14 days.  If We do not succeed in reaching the Contract owner or registered representative by phone, We will send a letter by first class mail to the Contract owner’s address of record.

We reserve the right to apply Our market timing procedures to all of the investment options available under the Contracts, including those investment options that invest in portfolios that affirmatively permit frequent and short-term trading in other variable annuity contracts offered by Us or other insurance companies.  Therefore, if You allocate premiums or Your accumulation value to this type of investment option, You may indirectly bear the effects of market timing or other frequent trading. These portfolios might not be appropriate for long-term investors.  For a complete description of each portfolios’ trading policies, review each portfolios’ prospectus.

In addition to Our own market timing procedures, managers of the investment portfolios might contact Us if they believe or suspect that there is market timing or other potentially harmful trading, and if so We will take appropriate action to protect others.  In particular, We may, and We reserve the right to, reverse a potentially harmful transfer.  If so, We will inform the Contract owner and/or registered representative. You will bear any investment loss involved in a reversal.

To the extent permitted by applicable law, We reserve the right to delay or reject a transfer request at any time that We are unable to purchase or redeem shares of any of the portfolios available through Separate Account C, because of any refusal or restriction on purchases or redemptions of their shares on the part of the managers of the investment portfolios as a result of their own policies and procedures on market timing activities or other potentially abusive transfers.  If this occurs, We will attempt to contact You by telephone for further instructions.  If We are unable to contact You within 5 business days after We have been advised that Your transfer request has been refused or delayed by the investment portfolio manager, the amount intended for transfer will be retained in or returned to the originating investment option.  You should also be aware that as required by Rule 22c-2 under the 1940 Act, We have entered into information sharing agreements with each of the fund companies whose portfolios are offered through the Contract.  Contract owner trading information is shared under these agreements as necessary for the fund companies to monitor portfolio trading and may include personal contract information, including names and social security numbers or other tax identification numbers.  As a result of this information sharing, a fund company may direct Us to restrict a Contract owner’s transactions if the fund company determines that the Contract owner has violated the portfolio’s excessive/frequent trading policy.  This could include the fund company directing Us to reject any allocations of premium or Contract value to the portfolio or all portfolios within the fund family.  We are contractually obligated to comply with all restrictions imposed by the portfolios. You should read the prospectuses of the portfolios for more details on their ability to refuse or restrict purchases or redemptions of their shares.

In Our sole discretion, We may revise Our Market Timing Procedures at any time without prior notice as We deem necessary or appropriate to better detect and deter frequent, programmed, large, or short-term transfers that may adversely affect other Contract owners or portfolio shareholders, to comply with state or federal regulatory requirements, or to impose additional or alternate restrictions on market timers (such as dollar or percentage limits on transfers).  We may change Our parameters to monitor for a different number of transfers with different time periods, and We may include other factors such as the size of transfers made by Contract owners within given periods of time, as well as the number of “round trip” transfers into and out of particular investment options for purposes of applying the parameters used to detect potential market timing and other potentially harmful activity.  We may aggregate transfers made in two or more Contracts that We believe are connected (for example, two Contracts with the same owner, or owned by spouses, or owned by different partnerships, trusts, or corporations that are under common control, etc.).

We do not include transfers made pursuant to the DCA program and portfolio rebalancing program in these limitations. We may vary Our market timing procedures from investment option to investment option, and may be more restrictive with regard to certain investment options than others.  We may not always apply these detection methods to investment options investing in portfolios that, in Our judgment, would not be particularly attractive to market timers or otherwise susceptible to harm by frequent transfers.  Currently, We do not intend to apply these frequent trading detection methods or restrictions to portfolios that are open for frequent transfers, indicated by an “*” in the list shown on page 2 of this prospectus.

We reserve the right to place restrictions on the methods of implementing transfers for all Contract owners that We believe might otherwise engage in trading activity that is harmful to others.  For example, We might only accept transfers by original “wet” Contract owner signature conveyed through the U.S. mail (that is, We can refuse transfer requests submitted by phone, facsimile, e-mail or by any other electronic means, or overnight courier service). We also reserve the right to implement and administer redemption fees imposed by one or more of the portfolios in the future.

Contract owners seeking to engage in frequent, programmed, large, or short-term transfer activity may deploy a variety of strategies to avoid detection.  Our ability to detect and deter such transfer activity is limited by operational systems and technological limitations.  In addition, the terms of the contract may also limit Our ability to restrict or deter harmful transfers.  Furthermore, the identification of Contract owners determined to be engaged in transfer activity that may adversely affect other Contract owners or portfolios’ shareholders involves judgments that are inherently subjective.  Accordingly, despite Our best efforts, We cannot guarantee that Our Market Timing Procedures will detect every potential market timer. Some market timers may get through Our controls undetected and may cause dilution in unit value to others. We apply Our Market Timing Procedures consistently to all Contract owners without special arrangement, waiver, or exception.  We may vary Our Market Timing Procedures among Our other variable insurance products to account for differences in various factors, such as operational systems and Contract provisions.  In addition, because other insurance companies and/or retirement plans may invest in the portfolios, We cannot guarantee that the portfolios will not suffer harm from frequent, programmed large, or short-term transfers among investment options of variable policies issued by other insurance companies or among investment options available to retirement plan participants.

Surrenders and Partial Withdrawals

You may withdraw all or part of Your surrender value by sending Us a written request at Our Customer Service Center in good order.  The surrender value is the Separate Account accumulation value minus any quarterly Contract maintenance fees, if applicable, and any applicable surrender charge, if You elect the Optional Value Endorsement. In some states a state premium tax charge may also be deducted.  Surrenders may be restricted by a retirement plan under which You are covered.  Partial withdrawals must be made in amounts of $1,000 or more (except for systematic withdrawals described below) and cannot reduce Your accumulation value to less than $500.  If a partial withdrawal results in Your accumulation value becoming less than $500, then the entire surrender value must be withdrawn.  A full surrender request, regardless of the accumulation value, must be submitted in writing. We reserve the right to change this process at any time. For a full surrender, You must send in Your Contract with Your surrender request or sign a lost contract statement.

You may request partial withdrawals up to $25,000 via telephone, four times a calendar year per Contract, provided prior written authorization has been received by Our Customer Service Center. You will be required to verify personally identifiable information at the time You request a partial withdrawal. If there are joint owners, both owners must be on the telephone at the time of request.

Telephone authorization will remain in effect until We receive written notification from You to terminate this authorization. If the Contract has joint owners, both owners are required to sign the written notification to terminate telephone authorization. We, at Our sole discretion, may discontinue this program at any time. There are some restrictions on telephone partial withdrawals; please call Our Customer Service Center with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. We reserve the right to restrict, suspend or eliminate the use of, or modify the requirements for making, telephone partial withdrawals at any time.

Any required tax withholding and surrender charges, if applicable, will be deducted from the amount paid.  In addition, upon full surrender a quarterly Contract maintenance fee, if applicable, (and possibly a state premium tax charge) may also be subtracted.

Completed surrender or partial withdrawal requests received in good order at Our Customer Service Center before the New York Stock Exchange closes for regular trading (usually, 3:00 p.m. Central Time) are priced at the unit value determined at the close of that regular trading session of the New York Stock Exchange. If We receive Your completed surrender or partial withdrawal request in good order after the close of a valuation period, We will process the surrender request at the unit value determined at the close of the next valuation period.

We will generally pay the surrender or partial withdrawal amount from the Separate Account within seven days after We receive a properly completed surrender or partial withdrawal request in good order.  In some cases, ‘good order’ requires a signature guarantee.  See “Administrative Procedures” on page 12. We may defer payment for more than seven days when:

•         trading on the New York Stock Exchange is restricted as defined by the SEC;

•         the New York Stock Exchange is closed (other than customary weekend and holiday closing);

•         an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option;

•         for such other periods as the SEC may by order permit for the protection of owners; or

•         Your premium check has not cleared Your bank.

See “When We Pay Proceeds from This Contract” on page 40.

If We defer payment for 30 or more days, then during the period of deferment, We will pay interest at the rate required by the jurisdiction in which this Contract is delivered.

Unless You specify otherwise, Your partial withdrawal will be deducted from all investment options in the same proportion as Your accumulation value bears to each investment option.

Surrenders and partial withdrawals will generally have Federal income tax consequences that can include income tax penalties and tax withholding. Surrenders and partial withdrawals may be restricted under certain qualified contracts. You should consult with and rely on Your tax advisor before making a surrender or partial withdrawal. See “FEDERAL TAX STATUS” on page 32.

Systematic Withdrawals

The systematic withdrawal feature allows You to have a portion of the accumulation value withdrawn automatically.  These payments can be made only: (1) while the owner is living, (2) before the maturity date, and (3) after the Free Look period.  You may elect this option by sending a properly completed service form to Our Customer Service Center.  You may designate the systematic withdrawal amount and the period for systematic withdrawal payments.  You will also designate the desired frequency of the systematic withdrawals, which may be monthly, quarterly, semi-annually or annually. See Your Contract for details on systematic withdrawal options and when each begins.

If You have elected the Optional Value Endorsement, then a surrender charge of up to 7% will be assessed against each premium payment withdrawn (in excess of the free withdrawal amount) in the first 6 years following payment, even when the withdrawal is effected for systematic withdrawals. See “Free Withdrawal Amount” on page 29 for more information.

If the New York Stock Exchange is closed for regular trading on the day when the withdrawal is to be made, then We will process Your withdrawal at the unit value determined at the close of the next valuation period.  The deduction caused by the systematic withdrawal will be allocated proportionately to Your accumulation value in the investment options.

You can stop or modify the systematic withdrawals by sending Us a written notice.  A proper written notice must include the consent of any effective assignee or irrevocable beneficiary, if applicable.

Each systematic withdrawal must be at least $100.  Each request for withdrawal amounts of less than $100 will be reviewed on a case-by-case basis.  We reserve the right to change the frequency of payments or discontinue payments if the payment is less than $100.  Upon payment, We reduce Your accumulation value by an amount equal to the payment proceeds.  In no event will the payment of a systematic withdrawal exceed the surrender value.  The Contract will automatically terminate if a systematic withdrawal causes the Contract’s surrender value to equal zero.

To the extent, if any, that there is gain in the Contract, systematic withdrawals generally are included in the Contract owner’s gross income for tax purposes (as ordinary income) in the year in which the withdrawal occurs, and may be subject to a penalty tax of 10% before age 59 ½.  Additional terms and conditions for the systematic withdrawal program are set forth in Your Contract and in the application for the program.

Dollar Cost Averaging

The Dollar Cost Averaging (DCA) program enables You to make monthly, quarterly, semi-annual or annual transfers of a predetermined dollar amount from the DCA source account (any investment option) into one or more of the investment options. Your accumulation value must be at least $10,000 to initiate the DCA program.  The minimum monthly amount to be transferred using DCA is $100.

This program may reduce the impact of market fluctuations by allocating monthly, as opposed to allocating the total amount at one time.  This plan of investing does not insure a profit or protect against a loss in declining markets.

Only one active DCA program is allowed at a time.  You must complete the proper request form and send it (in good order) to Our Customer Service Center, and there must be a sufficient amount in the DCA source account.  The  source account must have a minimum of $1200 beginning balance to start a DCA program. For any DCA, the minimum amount of time at set-up is 3 months. There is no maximum set-up time limit. We reserve the right to limit or change the minimum and maximum timeframes for the DCA program. You can get a sufficient amount by paying a premium with the DCA request form, allocating premiums, or transferring amounts to the DCA source account.   The DCA request form will specify:

•         the DCA source account from which transfers will be made,

•         the total monthly amount to be transferred to the other investment options, and

•         how that monthly amount is to be allocated among the investment options.

Once You elect DCA, additional premiums can be allocated to the DCA source account by sending them in with a DCA request form or written instructions.  Any premium payments received while the DCA program is in effect will be allocated using the allocation percentages from the DCA request form, unless You specify otherwise.  All amounts in the DCA source account will be available for transfer under the DCA program.

If it is requested when the Contract is issued, then DCA will start on the Contract anniversary of the second Contract month.  If it is requested after issue, then DCA will start on the Contract anniversary of the next Contract month after the request is received.  DCA will not begin until the end of the free look period.

You may stop the DCA program at any time by sending Us written notice.  We reserve the right to end the DCA program by sending You one month’s notice.  You may not elect a DCA program with the Portfolio Rebalancing option.

We do not charge any specific fees for You to participate in a DCA program.

Portfolio Rebalancing

The Portfolio Rebalancing program allows Contract owners to have Us automatically reset the percentage of accumulation value allocated to each investment option to a pre-set percentage level on a quarterly, semi-annual, or annual basis.  The Portfolio Rebalancing program is not available when there is an active DCA program on the Contract. If You elect this option, then on the Contract anniversary date, We will transfer the amounts needed to “rebalance” the accumulation value to Your specified percentages.  Rebalancing may result in transferring amounts from an investment option earning a relatively high return to one earning a relatively low return. Your accumulation value must be at least $10,000 to initiate a portfolio rebalancing program.

Portfolio rebalancing will remain in effect until We receive Your written termination request.  We reserve the right to end the portfolio rebalancing program by sending You one month’s notice.  Contact Us at Our Customer Service Center to elect the portfolio rebalancing program.

There is no charge for portfolio rebalancing transfers.

Death Benefit

If the owner dies before the maturity date and while the Contract is still in force, We will pay the death benefit to the beneficiary once We receive (at Our Customer Service Center) satisfactory proof of the owner’s death, an election of how the death benefit is to be paid, and any other documents or forms required all in good order.  Once You choose a Death Benefit, You cannot change it.

If an owner dies prior to the maturity date, then the death benefit must be paid within 5 years of the owner’s death (other than amounts payable to, or for the benefit of, the surviving spouse of the owner). For joint owners the death benefit is paid upon the first death.

Spousal Continuation is available only if the spouse (1) was married to the deceased owner, as recognized by Federal law, as of the date of the deceased owner’s death, and (2) is the sole primary beneficiary. A surviving  spouse may choose to treat the Contract as his/her own Contract. If Your spouse chooses to continue the Contract under spousal continuance, by current company practice they will receive the death benefit. This amount would be allocated among Investment Options in accordance with the current allocations for the Contract and may be, under certain circumstances, considered earnings.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.

When a death benefit is paid on the death of an owner or a joint owner and a payment option is selected, the payment option must be an annuity for the life of the payee or for a period extending no longer than the payee’s life expectancy, and payments must begin within one year of the date of death.

The amount of the death benefit will be calculated based on the greater of (a) accumulation value or (b) net premiums paid on the business day that Our Customer Service Center receives a complete death benefit claim, which includes all of the following in good order: (a) proof of death acceptable to Us, (b) an election of how the death benefit is to be paid, and (c) any other documents or forms that We require. If there are multiple beneficiaries, each beneficiary will receive their proportional share of the death proceeds as of the date We receive an election of how that beneficiary’s portion of the death benefit  is to be paid (or if later, when all good order requirements are met). Payment will include interest to the extent required by law.

After the date on which We receive an original death certificate or a copy of the death certificate via facsimile, the beneficiary has the option of transferring the accumulation value to a money market investment option before the date on which the first complete death benefit claim is received. If there are multiple beneficiaries then they all must join in such a transfer request.

If the owner dies on or after the maturity date, then any remaining amounts, must be paid at least as rapidly as the benefits were being paid at the time of the owner’s death. Other rules relating to distributions at death apply to Qualified Contracts.

If any owner is a non-natural person, the death benefit is paid upon the death of an annuitant.

If joint owners die within 24 hours of one another, they are considered to have died simultaneously and the eldest is presumed to have died first.

Naming different persons as owner and annuitant can affect whether the death benefit is payable, the amount of the benefit, and who will receive it. Use care when naming owners, annuitants, and beneficiaries, and consult Your registered representative if You have questions.  State premium taxes may be deducted from the death benefit proceeds.

Every state has unclaimed property laws which generally declare annuity contracts to be abandoned after a period of inactivity of 3 to 5 years from the contract’s maturity date or date the death benefit is due and payable.  For example, if the payment of a death benefit has been triggered, but, if after a thorough search, We are still unable to locate the beneficiary of the death benefit, or the beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which the beneficiary or the contract owner last resided, as shown on Our books and records, or to Our state of domicile.  This “escheatment” is revocable, however, and the state is obligated to pay the death benefit (without interest) if Your beneficiary steps forward to claim the death benefit with the proper documentation.  To prevent such escheatment, it is important that You update Your beneficiary designations, including full names and complete addresses, if and as they change.  Such updates should be communicated in writing, by telephone, or other approved electronic means at Our Customer Service Center.

Optional Value Endorsement

If You elect the Optional Value Endorsement on Your application, You elect to add a 6 year surrender charge period (the number of years the surrender charge remains in effect as applied to each premium payment).  In exchange for a 6 year declining surrender charge for each premium payment, We will reduce the Separate Account annual expenses by 0.20% which is a percentage of the average daily accumulation value. We reserve the right to decrease this fee reduction; however, We will not decrease this fee reduction for in force Contracts and the decrease will not be less than 0.00%. The lower fee remains in effect until the Contract is terminated.  See “Fees and Expenses” on page 13.  Electing this endorsement will benefit Contract owners who do not surrender the Contract or take partial withdrawals, in excess of the annual free withdrawal amount, during the surrender charge period.

You can only elect this endorsement when You purchase the Contract, (on Your application). Once the endorsement is elected You cannot terminate the endorsement. The maximum issue age for the Optional Value Endorsement is 85 (the owner’s age).

The surrender charge schedule for the Optional Value Endorsement is as follows:

Length of Time From Each Premium Payment (Number of Years)	Optional Value Endorsement Surrender Charge % (As a Percentage of Premium Withdrawn)
Less than one	7%
1 – 2	6%
2 – 3	5%
3 – 4	4%
4 – 5	3%
5 – 6	2%
6 +	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal  less than or equal to the free withdrawal amount.

Free Withdrawal Amount

Even if You elect the Optional Value Endorsement You may withdraw up to 10% of Your remaining premiums (premiums paid less partial withdrawals on a dollar for dollar basis) each Contract year without incurring a surrender charge. We will allow the free withdrawal amount to be taken in multiple withdrawals each Contract year.  The free withdrawal amount is determined at the beginning of each Contract year on the Contract anniversary. If the free withdrawal amount is not withdrawn or if less than 10% is withdrawn, the amount not taken during the Contract year will not be carried over to subsequent years. A withdrawal may have Federal income tax consequences that can include income tax penalties and tax withholding. See “FEDERAL TAX STATUS” on page 32.

Please note: Contract owners who have the base contract only (without the Optional Value Endorsement) can make withdrawals at any time in any amount without imposition of a surrender charge.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

If the total withdrawals exceed the free withdrawal amount, then surrender charges are applied on the withdrawal amount in excess of the free withdrawal amount. Before taking a withdrawal, You should consult a tax advisor to consider the tax consequences of a withdrawal on Your variable annuity contract. See “FEDERAL TAX STATUS” on page 32.

CHARGES, FEES AND DEDUCTIONS

Mortality and Expense Risk Charge

We deduct a daily charge for mortality and expense risks currently at an effective annual rate to 1.00% of the accumulation value in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 1.50% per annum.  The investment option’s accumulation unit values reflect this charge.  We expect to profit from this charge.  We may use the profit for any purpose including paying distribution expenses.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

The mortality risk We bear arises, in part, from Our obligation to make monthly annuity payments regardless of how long the annuitant or any individual may live.  These payments are guaranteed in accordance with the annuity tables and other provisions contained in Your Contract.  This assures You that neither the longevity of the annuitant , nor an unanticipated improvement in general life expectancy, will have any adverse effect on the monthly annuity payments the annuitant will receive under the Contract.  Our obligation, therefore, relieves the annuitant from the risk that he or she will outlive the funds accumulated for retirement.  The mortality risk also arises, in part, because of the risk that the death benefit may be greater than the accumulation value.  We also assume the risk that other expense charges may be insufficient to cover the actual expenses We incur.

Asset Based Administration Charge

We currently deduct a daily charge for asset based administration expenses at an effective annual rate of 0.35% of the accumulation values in the Separate Account.  We reserve the right to increase this charge; however, it will not exceed 0.75% per annum.  We deduct this charge proportionally from each investment option.  This charge is for Our record keeping and other expenses incurred in maintaining the Contracts.  However, the level of this charge is guaranteed for the life of the Contract and may not be increased after the Contract is issued.

Quarterly Contract Maintenance Fee

We deduct a quarterly Contract maintenance fee of $10.  This fee is collected on each Contract quarter anniversary on or before the maturity date, and on surrenders.  We reserve the right to increase this charge; however, it will not exceed $15 per Contract quarter.  If Your accumulation value or net premium is greater than $50,000 on the Contract quarter anniversary or at full surrender, no quarterly Contract maintenance fee is charged.  If Your accumulation value ever becomes insufficient to pay this charge, then Your Contract will terminate without value.

Transfer Charge

We reserve the right to charge $15 per transfer for transfers in excess of 15 per Contract year. By current company practice We do not assess this charge. If assessed, this charge will be deducted from the amount that is transferred prior to the allocation to a different investment option. The fee is waived for transfers in connection with active DCA or automatic rebalancing programs.

Charges in the Portfolios

The fund companies charge their portfolios for managing investments and providing services.  The portfolios may also pay operating expenses.  Each portfolio’s charges and expenses vary. See the prospectus provided by the fund company for more information.

In addition, certain investment options may impose liquidity fees and redemption fees on certain transactions (pursuant to SEC rules 2a-7 and 22c-2 under the Investment Company Act of 1940). Any such fees will be passed through and charged to the applicable Contract Owners.

State Premium Taxes

Midland National reserves the right to deduct premium taxes from Your surrender value at full surrender, death, maturity or annuitization a charge for any state premium taxes levied by a state or any other government entity.  State premium taxes currently levied by certain jurisdictions vary from 0% to 3.5% and is based on Your current residence state.  This range is subject to change.  The states currently participating in this premium tax practice are California, Maine, Nevada, South Dakota, West Virginia, Wyoming and the territory of Puerto Rico.  These states and jurisdictions are subject to change.

Other Taxes

At the present time, We do not make any charges to the Separate Account for any federal, state, or local taxes (other than state premium taxes) that We incur which may be attributable to such Separate Account or to the Contracts.  We reserve the right to make a charge for any such tax or economic burden resulting from the application of the tax laws.

Optional Value Endorsement

If You elect the Optional Value Endorsement,  We will reduce Your LiveWell Variable Annuity Separate Account annual expenses by 0.20% (from 1.35% per year to 1.15.%) in exchange for a 6-year declining surrender charge. We reserve the right to decrease this fee reduction; however, We will not decrease this fee reduction for in force Contracts and the decrease will not be less than 0.00%. The lower fee remains in effect until the Contract is terminated.  See “Fees and Expenses” on page  13. This reduction will lower the total fees deducted from Your total separate account annual expenses. For more detailed information see “Optional Value Endorsement” on page 28.

Surrender Charges for the Optional Value Endorsement

If You elect the Optional Value Endorsement, We will deduct applicable surrender charges from any surrender or partial withdrawal of premiums (including a surrender to effect an annuity and on systematic withdrawals) that exceeds the free withdrawal amount.  This charge partially reimburses Us for the selling and distributing costs of this Contract.  These include commissions and the costs of preparing sales literature and printing prospectuses.  If the surrender charge is insufficient to cover all distribution expenses, then the deficiency will be met from Our surplus that may be, in part, derived from mortality and expense risk charges (described above).

The surrender charge will be based on the length of time between premium payments and partial withdrawals or surrender.  When determining the applicable surrender charge, the amount subject to a surrender charge will be deducted from premium payments on a First-In, First-Out (FIFO) basis. When calculating surrender charges, earnings are defined as the excess of the accumulation value over the sum of remaining premiums. Any withdrawals will be allocated to remaining premiums first on a FIFO basis and second to earnings, if any.  In determining what the surrender charge is, We do not include earnings, although the actual withdrawal to pay it may come from earnings.

For purposes of calculating surrender charges, We assume that surrenders and partial withdrawals are made in the following order:

1)      First from premium payments no longer subject to a surrender charge;

2)      Then from the free withdrawal amount on a FIFO basis;

3)      Then from premium payments subject to a surrender charge on a FIFO basis; and

4)      Earnings, if any.

The length of time between each premium payment and surrender or withdrawal determines the amount of the surrender charge applied to that respective premium payment.  Premium payments are considered withdrawn in the order that they were received.

The surrender charge schedule for the Optional Value Endorsement is as follows:

Length of Time From Each Premium Payment (Number of Years)	Optional Value Endorsement Surrender Charge % (As a Percentage of Premium Withdrawn)
Less than one	7%
1 – 2	6%
2 – 3	5%
3 – 4	4%
4 – 5	3%
5 – 6	2%
6 +	0%

No surrender charge will be assessed upon:

            (a)        payment of death benefits;

            (b)        exercise of the free look right;

            (c)        withdrawal less than or equal to the free withdrawal amount.

The surrender value cannot be greater than the accumulation value, but in no event will it be less than the minimum required by the laws of the state in which this Contract is delivered. At the time of withdrawal, if Your accumulation value is less than Your remaining premium, the surrender charge will still be assessed (measured by) against the full remaining premium  amount.

Amounts withdrawn under the Contract to comply with IRS minimum distribution rules and paid under a life expectancy option will not be subject to a surrender charge. The free withdrawal provision pertaining to the IRS minimum distribution will be calculated solely on the accumulation value of this Contract.  Amounts withdrawn to comply with IRS minimum distribution rules will reduce the amount available under the free withdrawal amount.

The following examples are provided to help You better understand how the surrender charges are assessed to premium payments with the Optional Value Endorsement.

Example 1: A Contract with the Optional Value Endorsement with a single premium of $100,000, no additional premium payments and there are no partial withdrawals taken. In this example, the $10,000 shown in the calculations below is the free withdrawal amount.  The surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column)  is given in the second column of the table below.

Length of Time From Premium Payment to Full Surrender (Number of Years)	Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $10,000) * 4% = $3,600
4 – 5	($100,000 - $10,000) * 3% = $2,700
5 – 6	($100,000 - $10,000) * 2% = $1,800
6 +	($100,000 - $10,000) * 0% = $0

Please note that these surrender charges apply even if the accumulation value has declined to less than premium of $100,000 due to poor investment performance (and fees and expenses), since the charge is a percentage of the premium deemed withdrawn, not a percentage of the accumulation value withdrawn.

Example 2: A Contract with the Optional Value Endorsement with an initial premium of $100,000.  An additional premium of $50,000 is made on the 3nd Contract anniversary.  If there are no additional premiums beyond the two premiums stated, and there are no partial withdrawals taken, then the surrender charge amount for a full surrender of this Contract, in the applicable time period (the first column), is given in the second column of the table below.

Length of Time From Contract Issue to Full Surrender (Number of Years)	Surrender Charge
Less than one	($100,000 - $10,000) * 7% = $6,300
1 – 2	($100,000 - $10,000) * 6% = $5,400
2 – 3	($100,000 - $10,000) * 5% = $4,500
3 – 4	($100,000 - $15,000) * 4% + ($50,000 - $0) * 7% = $6,900
4 – 5	($100,000 - $15,000) * 3% + ($50,000 - $0) * 6% = $5,550
5 – 6	($100,000 - $15,000) * 2% + ($50,000 - $0) * 5% = $4,200
6 – 7	($100,000) * 0% + ($50,000 - $5,000) * 4% = $1,800
7 – 8	($100,000) * 0% + ($50,000 - $5,000) * 3% = $1,350
8 – 9	($100,000) * 0% + ($50,000 - $5,000) * 2% = $900
9+	($100,000) * 0% + ($50,000) * 0% = $0

FEDERAL TAX STATUS

Introduction

NOTE:  We have prepared the following information on federal income taxes as a general discussion of the subject.  It is not intended as tax advice to any individual.  No attempt is made to consider any applicable state or other income tax laws, any state and local estate or inheritance tax, or other tax consequences of ownership or receipt of distributions under the Contract.  You should consult Your own tax advisor about Your own circumstances.  We have included an additional discussion regarding taxes in the SAI.

Annuity Contracts in General

Deferred annuities are a way of setting aside money for future needs like retirement.  Congress recognized how important saving for retirement is and provided special rules in the Internal Revenue Code for annuities.

Simply stated, these rules provide that generally You will not be taxed on the gain, if any, on the money held in Your annuity contract until You take the money out.  This is referred to as tax deferral.  There are different rules as to how You will be taxed depending on how You take the money out and the type of Contract – qualified or nonqualified (discussed below).

You will generally not be taxed on increases in the value of Your Contract until a distribution occurs – either as a surrender or as annuity payments.

When a non-natural person (e.g., corporation or certain other entities other than tax-qualified trusts) owns a Non-Qualified Contract, the contract will generally not be treated as an annuity for tax purposes and any increase in the excess of the account value over the investment in the Contract during the taxable year must generally be included in income. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax advisor.

Qualified and Non-Qualified Contracts

If You invest in a variable annuity as part of an individual retirement plan, Your annuity is called a Qualified Contract. If Your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan.

Qualified contracts are issued in connection with the plans listed below.  There is additional information about qualified contracts in the SAI.

•         Individual Retirement Annuity (IRA): A traditional IRA allows individuals to make contributions, which may be deductible, to the annuity.  Distributions from an IRA are generally subject to tax and, if made before age 59½, may be subject to a 10% penalty tax.

•         Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Distributions that are rolled over to another IRA within 60 days are not immediately taxable, however only one such rollover is permitted each year. Beginning in 2015, an individual can make only one rollover from an IRA to another (or the same) IRA in any 12-month period, regardless of the number of IRAs that are owned. The limit will apply by aggregating all of an individual’s IRAs, including SEP and SIMPLE IRAs as well as traditional and Roth IRAs, effectively treating them as one IRA for purposes of the limit.  This limit does not apply to direct trustee-to-trustee transfers or conversions of an IRA to a Roth IRA.

Minimum Distribution Rules and Eligible Rollover Distributions

Qualified contracts have minimum distribution rules that govern the timing and amount of distributions.  If You are attempting to satisfy these rules before the maturity date, the value of any enhanced death benefit may need to be included in calculating the amount required to be distributed. Consult with and rely upon Your tax advisor. In addition, the income for a specified period option may not always satisfy minimum required distribution rules. Consult with and rely upon Your tax advisor before electing this option.

Diversification and Distribution Requirements

The Internal Revenue Code provides that the underlying investments for a nonqualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity.  The annuity must also meet certain distribution requirements at the death of the annuitant or an owner in order to be treated as an annuity contract. These diversification and distribution requirements are discussed in the SAI.  Midland National may modify the contract to attempt to maintain favorable tax treatment.

Surrenders and Partial Withdrawals

If You make a partial withdrawal from a Non-Qualified Contract before the annuity commencement date, the Internal Revenue Code treats that surrender as first coming from gain and then from Your premium payments.  When You make a partial withdrawal, You are taxed on the amount of the surrender that is gain.  If You make a full surrender, You are generally taxed on the amount that Your surrender proceeds exceed the “investment in the contract,” which is generally Your premiums paid (adjusted for any prior partial withdrawals that came out of the premiums). Withdrawals from Non-Qualified Contracts to pay third party registered investment advisor fees are treated as taxable withdrawals.  Different rules apply for annuity payments and under Qualified Contracts.  See “Annuity Payments” below.

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan.  The “investment in the contract” generally equals the amount of Your non-deductible premium payments.  In many cases, the “investment in the contract” under a Qualified Contract can be zero.

The Internal Revenue Code also provides that surrendered gain may be subject to a penalty.  The amount of the penalty is equal to 10% of the amount that is includable in income.  Some surrenders will be exempt from the penalty.  In general, in the case of a distribution from a Non-Qualified Contract, this includes any amount:

•         paid on or after the taxpayer reaches age 59½;

•         paid after an owner dies;

•         paid if the taxpayer becomes totally disabled (as that term is defined in the Internal Revenue Code);

•         paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;

•         paid under an immediate maturity; or

•         which come from premium payments made prior to August 14, 1982.

Special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult Your tax adviser with regard to exceptions from the penalty tax.

Multiple Contracts

All nonqualified deferred contracts that are issued by Midland National (or its affiliates) to the same owner during any calendar year are treated as one annuity for purposes of determining the amount includable in the owner’s income when a taxable distribution occurs.

Withholding

Distributions from Qualified and Non-Qualified Contracts are generally subject to withholding for Your federal income tax liability.  The withholding rate varies according to the type of distribution and Your tax status except with respect to eligible rollover distributions, as described above. You will be provided the opportunity to elect not to have tax withheld from distributions when allowed by law.

Annuity Payments

Although the tax consequences may vary depending on the annuity payment option You select, in general, for Non-Qualified and certain Qualified Contracts, only a portion of the annuity payments You receive will be includable in Your gross income.

In general, the excludable portion of each annuity payment You receive will be determined by dividing the “investment in the contract” on the maturity date by the total expected value of the annuity payments for the term of the payments.  This is the percentage of each annuity payment that is excludable.

The remainder of each annuity payment is includable in gross income.  Once the “investment in the contract” has been fully recovered, the full amount of any additional annuity payments is includable in gross income.

If, after annuitization , annuity payments stop because an annuitant  has died, the excess (if any) of the “investment in the contract” as of the annuitization over the aggregate amount of annuity payments received that was excluded from gross income is generally allowable as a deduction for Your last taxable year.

Partial Annuitization

If part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives and for a period of at least ten years, those payments may be taxed as annuity payments instead of withdrawals.  None of the payment options under the Contract are intended to qualify for this "partial annuitization" treatment and, if You apply only part of the value of the Contract to a payment option, We will treat those payments as withdrawals for tax purposes.

Medicare Tax

Distributions from non-qualified annuity contracts will be considered "investment income" for purposes of the Medicare tax on investment income.  Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g., earnings) to individuals whose income exceeds certain threshold amounts.   Please consult a tax advisor for more information.

Definition of Spouse under Federal Law

The Contract provides that upon Your death, a surviving spouse may have certain continuation rights that he or she may elect to exercise for the Contract’s death benefit and any joint-life coverage under an optional living benefit.  All Contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law.  The U.S. Supreme Court has held that same-sex marriages must be permitted under state law and that marriages  recognized under state law will be recognized for federal law purposes.  Domestic partnerships and civil unions that are not recognized as legal marriages under state law, however, will not be treated as marriages under federal law.  Consult a tax advisor for more information on this subject.

Annuity Contracts Purchased by Nonresident Aliens and Foreign Corporations

The discussion above provided general information regarding U.S. federal income tax consequences to annuity owners that are U.S. persons.  Taxable distributions made to owners who are not U.S. persons will generally be subject to U.S. federal income tax withholding at a 30% rate, unless a lower treaty rate applies.  In addition, such distributions may be subject to state and/or municipal taxes and taxes that may be imposed by the owner’s country of citizenship or residence. Additional withholding may occur with respect to entity purchasers (including foreign corporations, partnerships, and trusts) that are not U.S. residents. Prospective foreign owners are advised to consult with a qualified tax advisor regarding U.S., state, and foreign taxation for any annuity contract purchase.

Taxation of Death Benefit Proceeds

Amounts may be distributed from the Contract because of the death of the annuitant (only if the owner is a non-natural person) or an owner. Generally, such amounts should be includable in the income of the recipient:

•         if distributed in a lump sum, these amounts are taxed in the same manner as a full surrender; or

•         if distributed under an annuity payment option, these amounts are taxed in the same manner as annuity payments.

Transfers, Assignments or Exchange of Contracts

A transfer of ownership or absolute assignment of a Contract, the designation of an annuitant or payee or other beneficiary who is not also the owner, the selection of certain maturity dates, or a change of annuitant, may result in certain income or gift tax consequences to the owner that are beyond the scope of this discussion.  An owner contemplating any such transfer, assignment, selection, or change should contact a competent tax advisor with respect to the potential tax effects of such a transaction.

Transfers of Non-Qualified Contracts for less than full and adequate consideration to the Contract owner at the time of such transfer, will trigger taxable income on the gain in the Contract, with the transferee getting a step-up in basis for the amount included in the Contract owner’s income.  This provision does not apply to transfers between spouses or transfers incident to a divorce.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise.  You should consult a tax advisor with respect to legal developments and their effect on the Contract.

Federal Estate, Gift and Generation-Skipping Transfer Taxes

While no attempt is being made to discuss the Federal estate tax implications of the Contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate.  Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary.  Consult with and rely on an estate planning advisor for more information.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner.  Regulations issued under the Code may require Us to deduct the tax from Your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2016, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that Your estate plan adequately addresses Your needs and those of Your beneficiaries under all possible scenarios.

Annuity Purchases by Residents of Puerto Rico

The Internal Revenue Service has announced that income received by residents of Puerto Rico under life insurance or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S.-source income that is generally subject to United States Federal income tax.

Foreign Tax Credits

We may benefit from any foreign tax credits attributable to taxes paid by certain portfolios to foreign jurisdictions to the extent permitted under Federal tax law.

Maturity Date

The maturity date is the date on which income payments will begin under the annuity option You have selected.  The earliest possible maturity date under the Contract is the 1st Contract anniversary at which time You may annuitize Your full accumulation value (less any state premium taxes).  The maximum maturity date is the Contract anniversary immediately following the annuitant’s 115th birthday.  You may change the maturity date to an earlier Contract anniversary by sending written notice to Our Customer Service Center.  We must receive Your written notice at least 30 days prior to the original maturity date. The selection of a maturity date at the annuitant’s advanced age could have tax consequences so You should consult a tax adviser.

If You have not previously specified otherwise and have not elected certain systematic withdrawal options, then on the maturity date You may:

1.      take the accumulation value, less any state premium tax and any surrender charge, in one lump sum, or

2.      convert the accumulation value, less any state premium tax and any surrender charge,  into an annuity payable to the payee under one of the payment options as described below.

Electing an Annuity Payment Option

You may apply the proceeds of a surrender to affect an annuity payment option.  Unless You choose otherwise, on the maturity date Your accumulation value (less any state premium taxes and any surrender charge) will be applied to a 10 year certain and life fixed annuity payment option.  The first monthly annuity payment will be made within one month after the maturity date.

Only fixed payment options are available. Variable payment options are not available under this Contract. Fixed payment options are obligations of the insurer’s general account and are subject to the insurer’s claims-paying ability.

Currently, the payment options are only available if the proceeds applied are $2,000 or more and the annual payment is more than $240.  We reserve the right to change the payment frequency so that payments are at least $100.

The annuitant’s actual age will affect each payment amount for annuity payment options involving life income.  The amount of each annuity payment to older annuitants will be greater than for younger annuitants because payments to older annuitants are expected to be fewer in number.  For annuity payment options that do not involve life payment, the length of the payment period will affect the amount of each payment.  With a shorter period, the amount of each annuity payment will be greater. Payments that occur more frequently will be smaller than those occurring less frequently.

The payee or any other person who is entitled to receive payments may name a beneficiary to receive any amount that We would otherwise pay to that person’s estate if that person died.   The person who is entitled to receive payment may change the beneficiary at any time.

Annuity payment options will be subject to Our rules at the time of selection.  We must approve any arrangements that involve a payee who is not a natural person (for example, a corporation), or a payee who is a fiduciary or an assignee.  Also, the details of all arrangements will be subject to Our rules at the time the arrangements take effect.  This includes:

•         rules on the minimum amount We will pay under an option;

•         minimum amounts for installment payments, surrender or commutation rights (Your rights to receive payments over time, for which We may offer You a lump sum payment);

•         the naming of people who are entitled to receive payment and their beneficiaries; and

•         the ways of proving age, gender, and survival.

You must elect the payment option at least 30 days before the maturity date.

If Your Contract is a Qualified Contract, payment options without a life contingency may not satisfy minimum required distribution rules.  Consult a tax advisor before electing such an option.

Fixed Payment Options

Payments under the fixed options are not affected by the investment experience of any investment option.  The accumulation value (less any state premium taxes and any surrender charge) as of the maturity date will be applied to the fixed option selected.  We guarantee interest under the fixed options at a rate of 1.00% a year.  We may also credit interest under the fixed payment options at a rate that is above the 1.00% guaranteed rate (this is at Our complete discretion).  Thereafter, interest or payments are fixed according to the annuity option chosen.

Payment Options

The following four payout options are available:

1.      Income for Specified Period: We pay installments for a specified period of 5 to 20 years.  We will pay the amount applied in equal installments plus applicable interest (excess interest may be paid at Our discretion). This option may not satisfy required minimum distribution rules for qualified contracts.  Consult a tax advisor before electing this option under a qualified contract. However, by current company practice We may offer other options.

2.      Income for a Specified Amount: We pay income of the specified amount until the principal and interest are exhausted.  The specified amount is subject to the limitation that principal and interest must be payable for at least 5 years and must be exhausted at the end of 20 years.

3.      Payment of Life Income: We will pay monthly income for life.  You may choose from 1 of 2 ways to receive the income:

a.       Life Annuity: We will pay monthly income for life.  With a life annuity payment option, payments will only be made as long as the annuitant is alive.  Therefore, if the annuitant dies after the first payment, then only one payment will be made.

b.      Life Annuity With Certain Period: We will pay equal monthly payments for either 120 or 240 guaranteed payments, and then for as long as the annuitant is living thereafter. The period certain options are 10 and 20 years. However, by current company practice We may offer other options.

4.      Joint and Survivor Income: We will make monthly payments until the last surviving payee’s death.  Therefore, if both payees die after the first payment, then only one payment will be made.  The annuitant must be at least 50 years old and the beneficiary/payee must be at least 45 years old at the time of the first monthly payment.

ADDITIONAL INFORMATION

Midland National Life Insurance Company

We are Midland National Life Insurance Company, a stock life insurance company.  We were organized in 1906, in South Dakota, as a mutual life insurance company at that time named “The Dakota Mutual Life Insurance Company.”  We were reincorporated as a stock life insurance company, in 1909.  Our name “Midland” was adopted in 1925.  We were redomesticated to Iowa in 1999.  We are licensed to do business in 49 states, the District of Columbia, Puerto Rico, the Virgin Islands, Guam and the Mariana Islands.  Our Principal Office address is:

Midland National Life Insurance Company

4350 Westown Parkway

West Des Moines, IA 50266

Phone: (877) 586-0240 (toll-free)

Please note all inquiries, correspondence and premium payments should be sent to Our Customer Service Center.

Midland National is a subsidiary of Sammons Enterprises, Inc., Dallas, Texas.  Sammons Enterprises has controlling or substantial stock interests in a large number of other companies engaged in the areas of insurance, corporate services, and industrial distribution.

Our Financial Condition

As an insurance company, We are required by state insurance regulation to hold a specified amount of reserves in order to meet all of the contractual obligations of Our general account to Our Contract owners.  We monitor Our reserves so that We hold sufficient amounts to cover actual or expected contract and claims payments.  It is important to note, however, that there is no guarantee that We will always be able to meet Our claims-paying obligations, and that there are risks to purchasing any insurance product.

State insurance regulators also require insurance companies to maintain a minimum amount of capital, which acts as a cushion in the event that the insurer suffers a financial impairment, based on the inherent risks in the insurer's operations.  These risks include those associated with losses that We may incur as the result of defaults on the payment of interest or principal on Our General Account assets, as well as the loss in market value of those investments.  We may also experience liquidity risk if Our General Account assets cannot be readily converted into cash to meet obligations to Our Contract owners or to provide collateral necessary to finance Our business operations.

We encourage both existing and prospective Contract owners to read and understand Our financial statements, which are included in the Statement of Additional Information ("SAI").  You can obtain a free copy of the SAI by writing to Us at Our Customer Service Center, calling Us at (866) 747-3421, or faxing Us at (866) 511-7038.  The overnight mailing address is Midland National Customer Service Center, Mail Zone 547, 5801 SW 6th Avenue, Topeka, Kansas 66636-1001.

Portfolio Voting Rights

We invest the assets of Our Separate Account investment options in shares of the portfolios.  Midland National is the legal owner of the shares and has the right to vote on certain matters.  Among other things, We may vote:

•         to elect the Funds’ or Trust’s Board of Directors/Trustees,

•         to ratify the selection of independent auditors for the portfolios,

•         on any other matters described in the portfolios’ current prospectuses or requiring a vote by shareholders under the Investment Company Act of 1940, and

•         in some cases, to change the investment objectives and contracts.

Even though We own the shares, We may give You the opportunity to tell Us how to vote the number of shares that are allocated to Your Contract.

The funds companies will determine if and how often shareholder meetings are held.  As We receive notice of these meetings, We will ask for Your voting instructions.  The portfolios are not required to and generally do not hold a meeting in any given year.

If We do not receive instructions in time from all Contract owners, then We currently intend to vote those shares in the same proportion as We vote shares for which We have received instructions in that portfolio.  We currently intend to vote any portfolio shares that We alone are entitled to vote in the same proportions that Contract owners vote. The effect of this proportional voting is that a small number of Contract owners may control the outcome of a vote. If the federal securities laws or regulations or interpretations of them change so that We are permitted to vote shares of the portfolio in Our own right or to restrict owner voting, then We may do so.

How We Determine Your Voting Shares

You may participate in voting only on matters concerning the portfolios in which Your accumulation value has been invested.  We determine Your voting shares in each investment option by dividing the amount of Your accumulation value allocated to that investment option by the net asset value of one share of the corresponding portfolio. This is determined as of the record date set by the Fund’s/Trust’s Board of Directors/Trustees for the shareholders meeting.

If You have a voting interest, then We will provide You proxy material and a form for giving Us voting instructions.  In certain cases, We may disregard instructions relating to changes in the portfolio’s adviser or the investment adviser contracts of the portfolios.

Voting Privileges of Participants in Other Companies

Other insurance companies own shares in the portfolios to support their variable life insurance and variable annuity products.  We do not foresee any disadvantage to this.  Nevertheless, each Fund’s/Trust’s Board of Directors/Trustees will monitor events to identify conflicts that may arise and determine appropriate action.  If We disagree with any portfolio action, then We will see that appropriate action is taken to protect Our Contract owners.  If We ever believe that any of the portfolios are so large as to materially impair its investment performance, then We will examine other investment options.

Our Reports to Owners

We send You a quarterly report within 31 days after the end of each calendar quarter showing the Contract accumulation value, surrender value, and the death benefit as of the end of the calendar quarter.  The report will also show the allocation of Your accumulation value and reflects amounts deducted from or added to the accumulation value since the last report.

Confirmation notices will be sent to You for premiums, partial withdrawals, surrenders, transfers of amounts between investment options and certain other financial transactions within 5 business days of processing.

You have 30 days to notify Our Customer Service Center of any errors or discrepancies. You must notify Us of any errors within 30 days of the reporting. We will review and potentially correct any errors. In the absence of such notice, You shall be deemed to have accepted the reported transaction(s) and relieved Us of any related claim or liability.

We also currently intend to send You semi-annual reports with financial information on the portfolios.

Contract Periods, Anniversaries

We measure Contract years, Contract months, Contract quarters, and Contract anniversaries from the issue date shown on Your Contract’s information page.  Each Contract month, Contract quarter and Contract year begins on the same day in each month, quarter and year respectively.  For this purpose, if that date is not a calendar date in every month, then We look forward to the first day of the next calendar month.

Dividends

We do not pay any dividends on the variable annuity Contract described in this prospectus.

Change of Address Notification

To protect You from fraud and theft, We may verify any changes in address You request by sending a confirmation of the change to both Your old and new addresses.  We may also call You to verify the change of address.

Modification to Your Contract

Upon notice to You, We may modify Your Contract to:

(a)    permit the Contract or the Separate Account to comply with any applicable law or regulation issued by a government agency;

(b)   assure continued qualification of the Contract under the Internal Revenue Code or other federal or state laws relating to retirement annuities or variable annuity contracts;

(c)    reflect a change in the operation of the Separate Account; or

(d)   provide additional investment options.

In the event of such modifications, We will make an appropriate endorsement to the Contract.

Your Beneficiary

You name Your beneficiary in Your Contract application.  The beneficiary is entitled to the death benefit of the Contract.  A beneficiary is revocable unless otherwise stated in the beneficiary designation.  You may change a revocable beneficiary during the owner’s lifetime.  We must receive written notice (signed and dated) informing Us of the change.  Upon receipt and acceptance at Our Customer Service Center, a change takes effect as of the date that the written notice is recorded by Us.  We will not be liable for any payment made before We receive and accept the written notice.  If no primary beneficiary is living when the owner dies, the death benefit will be paid to the contingent beneficiary, if any.  If no beneficiary is living when the owner dies, then We will pay the death benefit to the owner’s estate.

If the sole beneficiary is not the spouse, the surviving joint owner will be the designated primary beneficiary and any other beneficiaries on record will be treated as contingent beneficiaries.

Assigning Your Contract

You may assign Your rights in a Non-Qualified Contract.  You must send a copy of the assignment to Our Customer Service Center.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the state insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We are not responsible for the validity of the assignment or for any payment We make or any action We take before We record notice of the assignment.  An absolute assignment is a change of ownership.  There may be tax consequences.

This Contract is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This Contract may not be traded on any stock exchange or secondary market.

When We Pay Proceeds from This Contract

We will generally pay any death benefits, withdrawals, or surrenders within seven days after receiving the required form(s) in good order at Our Customer Service Center.

We may delay payment or transfers for one or more of the following reasons:

•         We cannot determine the amount of the payment,

•         the New York Stock Exchange is closed,

•         trading in securities has been restricted by the SEC,

•         an emergency exists or if for any reason it is not reasonably practicable to dispose of or fairly value the securities held in an investment option,

•         The SEC by order permits Us to delay payment to protect Our Contract owners, or

•         Your premium check(s) have not cleared Your bank.

In addition, pursuant to SEC rules, if the Fidelity VIP Government Money Market portfolio or any other portfolio suspends payment of redemption proceeds, then We will delay payment of any transfer (including a transfer under a DCA program), partial withdrawal, surrender, or death benefit from the corresponding investment option until the suspension of redemptions is lifted or the portfolio is liquidated, as applicable.

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require Us to reject a premium payment and/or “freeze” a Contract owner’s account.  If these laws apply in a particular situation, We would not be allowed to process any request for withdrawals, surrenders, or death benefits, make transfers, or continue making annuity payments.  If a Contract or investment option is frozen, the applicable accumulation value would be moved to a special segregated interest bearing account and held in that account until We receive instructions from the appropriate federal regulator.  We may also be required to provide information about You and Your Contract to the government agencies and departments.

Distribution of the Contracts

We have entered into a distribution agreement with Our affiliate, Sammons Financial Network, LLC (“Sammons Financial Network”) for the distribution and sale of the Contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect wholly owned subsidiary of Sammons Enterprises, Inc., of Dallas, Texas, the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network may enter into written sales agreements with other broker-dealers (“selling firms”) for the sale of the Contracts.  We pay commissions to Sammons Financial Network for sales of the Contracts.

Sales commissions may vary, but the maximum commission payable for contract sales is 6.00% with the Optional Value Endorsement elected. If You do not elect the Optional Value Endorsement We will pay 1.00% of premium payments and a 1.00% trail commission is also paid starting in the second year of the Contract based on the accumulation value. Where lower commissions are paid, We may also pay trail commissions. We may also pay additional amounts and reimburse additional expenses of Sammons Financial Network based on various factors.

We also pay for Sammons Financial Network’s operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Sammons Financial Network’s management team; advertising expenses; and all other expenses of distributing the Contracts.

Sammons Financial Network pays selling firms all or a portion of the commissions received for their sales of  the Contract.  Registered representatives and their managers are also eligible for various cash benefits, such as bonuses, insurance benefits and financing arrangements, and non-cash compensation items that We may provide jointly with Sammons Financial Network.

Non-cash items that We and Sammons Financial Network may provide include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs.  Those programs may also include other types of cash and non-cash compensation and other benefits.  Ask Your registered representative for further information about what Your registered representative and the selling firm for which he or she works may receive in connection with Your purchase of a Contract.

In addition to ordinary commissions, Sammons Financial Network operating and other expenses and non-cash items, We provide payments to certain third parties for training, product development, marketing and development efforts with selling firms, and other wholesaling and relationship management services.  It is possible that these third parties, or their personnel, may also act as Your registered investment advisor providing advice with respect to portfolio allocations in the Contract.  Please be certain to review Your registered investment advisor’s Form ADV Part 2A and 2B carefully for disclosure about their compensation and conflicts of interest in connection with the Contracts.   Also note that Your investment advisor could also be the broker-dealer, or a registered representative of the broker-dealer, who sold You the Contract; in that case, they would also receive commissions and other compensation for selling You the Contract, in addition to any investment advisory fees that You pay to Your registered investment advisor (either directly or through partial withdrawals  of Your accumulation value in the Contract).

We intend to recoup commissions and other sales expenses indirectly through the following fees and charges deducted under the Contract: (a) the mortality and expense risks charge; (b) asset based administration charges, and (c) payments, if any, received from the investment options, their distributors, service providers and/or managers.  Commissions and other incentives or payments described above are not charged directly to You or the Separate Account but they are reflected in the fees and charges that You do pay directly or indirectly.

Regulation

We are regulated and supervised by the Iowa Insurance Department.  We are subject to the insurance laws and regulations in every jurisdiction where We sell insurance and annuity contracts.  The provisions of this Contract may vary somewhat from jurisdiction to jurisdiction.

We submit annual reports on Our operations and finances to insurance officials in all the jurisdictions where We sell insurance and annuity contracts.  The officials are responsible for reviewing Our reports to be sure that We are financially sound and are complying with the applicable laws and regulations.  We are also subject to various federal securities laws and regulations.

Cybersecurity Risks

We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities.  Because Our variable product business is highly dependent upon the effective operation of Our computer systems and those of Our business partners, Our business is potentially vulnerable to disruptions from utility outages and other problems, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyberattacks.  These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption, and unauthorized release of confidential customer information.  Such systems failures and cyberattacks affecting Us, Sammons Financial Network, LLC, the underlying portfolios, intermediaries and other affiliated or third-party service providers may adversely affect Us and Your accumulation value.  For instance, cyberattacks may:  interfere with Our processing of Contract transactions, including the processing internet transactions or with the underlying portfolios; impact Our ability to calculate accumulation unit values; cause the release and possible destruction of confidential customer or business information; impede order processing; subject Us and/or Our service providers and intermediaries to regulatory fines and financial losses; and/or cause reputational damage.  Cybersecurity risks may also impact the issuers of securities in which the underlying portfolios invest, which may cause the funds underlying Your Contract to lose value. There can be no assurance that We or the underlying portfolios or Our service providers will avoid losses affecting Your Contract due to cyberattacks or information security breaches in the future.

Legal Proceedings

Midland National Life Insurance Company and its subsidiaries, like other life insurance companies, may be involved in lawsuits, including class action lawsuits.  In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made.  Although the outcome of any litigation cannot be predicted with certainty, Midland National Life Insurance Company believes that, as of the date of this prospectus, there are no pending or threatened lawsuits that will have a materially adverse impact on the Separate Account, on the ability of Sammons Financial Network, LLC to perform under its distribution agreement, or on the ability of the Company to meet its obligations under the Contract.

Legal Matters

The law firm of Sutherland Asbill & Brennan LLP, Washington, DC, has provided certain legal advice relating to certain matters under the federal securities laws.

Financial Statements

The financial statements of Midland National Life Separate Account C and Midland National Life Insurance Company, included in the SAI, have been audited by PricewaterhouseCoopers, LLP, an independent registered public accounting firm, for the periods indicated in their report which appears in the SAI.  The address for PricewaterhouseCoopers LLP is 699 Walnut Street, Suite 1300, Des Moines, IA 50309.

The financial statements audited by PricewaterhouseCoopers LLP have been included in reliance on their reports given upon their authority as experts in accounting and auditing.

The financial statements of Midland National Life Insurance Company should be considered only as bearing on the ability of Midland National to meet its obligations under the contracts. They should not be considered as bearing on the investment performance of Separate Account C.

STATEMENT OF ADDITIONAL INFORMATION

A free copy of the SAI is available which contains more details concerning the subjects discussed in this prospectus.  You can get this SAI by checking the appropriate box on the application form, by writing Our Customer Service Center, or by calling Our Customer Service Center’s Toll Free number at 1-866-747-3421.  The following is the Table of Contents for the SAI:

APPENDIX A – SEPARATE ACCOUNT INVESTMENT OPTIONS

The Separate Account has a number of investment options, each of which invests in the shares of a corresponding portfolio. More detailed information about the portfolios and their investment objectives, policies, risks, expenses and other aspects of their operations appear in the portfolio prospectuses.

Certain portfolios may invest substantially all of their assets in other mutual funds.  As a result, You will pay fees and expenses at both portfolio levels.  This will reduce Your investment return.  These arrangements are referred to as "funds of funds" or "master-feeder funds."  Funds of funds or master-feeder structures may have higher expenses than portfolios that invest directly in debt or equity securities.

Certain portfolios invest in positions that emphasize alternative investment strategies and/or nontraditional asset classes. Alternative investment strategies may be riskier than traditional investment strategies and may involve leverage or use various complex hedging techniques, like options and derivatives. These alternative investments create a mix of strategies that offers potential diversification benefits beyond traditional investment strategies.

Certain portfolios may employ volatility management strategies to provide for downside protection during sharp downward movements in equity markets.  The cost of these hedging strategies could limit the upside participation of the portfolio in rising equity markets relative to other portfolios.  There is no guarantee that a portfolio using a volatility management strategy can achieve or maintain its optimal risk targets, and the portfolio may not perform as expected.

You should consult with Your registered representative to determine which combination of investment choices is appropriate for You.

Investment Policies of the Portfolios

Each portfolio tries to achieve a specified investment objective by following certain investment policies.  No one can promise that any portfolio will meet its investment objective.  A portfolio’s objectives and policies affect its returns and risks.  Each investment option’s performance depends on the experience of the corresponding portfolio.  You bear the risk that the underlying portfolios You have allocated amounts to will not meet their investment objectives.  The objectives of the portfolios are as follows:

Portfolio	Investment Objective	Investment Adviser
AB Variable Product Series Fund, Inc.
AB VPS Dynamic Asset Allocation Portfolio B	Seeks to maximize total return consistent with the Adviser's determination of reasonable risk.	AllianceBernstein L.P.
AB VPS Real Estate Investment Portfolio B	Seeks long-term growth of capital and income.	AllianceBernstein L.P.
AB VPS Small Cap Growth Portfolio[1]	Seeks long-term growth of capital.	AllianceBernstein L.P.
AB VPS Small/Mid Cap Value Portfolio B	Seeks long-term growth of capital.	AllianceBernstein L.P.
The Alger Portfolios
Alger Capital Appreciation Portfolio Class S	Seeks long-term capital appreciation.	Fred Alger Management, Inc.
ALPS Variable Investment Trust
ALPS | Alerian Energy Infrastructure Portfolio Class III	Seeks investment results that correspond generally to the price and yield performance of its underlying index, the Alerian Energy Infrastructure Index.	ALPS Advisors, Inc.
ALPS | Red Rocks Listed Private Equity Class III	Seeks to maximize total return, which consists of appreciation on its investments and a variable income stream.	ALPS Advisors, Inc.; Red Rocks Capital LLC serves as sub-adviser
American Century Variable Portfolios, Inc.
American Century VP Inflation Protection Fund II	Seeks long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP Mid Cap Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra Fund II	Seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund II	Seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Funds Insurance Series®
American Funds IS Asset Allocation FundSM Class 4	Seeks to provide you with high total return (including income and capital gains) consistent with preservation of capital over the long term.	Capital Research and Management CompanySM
American Funds IS Blue Chip Income and Growth FundSM Class 4	Seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.	Capital Research and Management CompanySM
American Funds IS Capital Income BuilderSM Class 4

The fund has two primary investment objectives.  It seeks (1) to provide you with a level of current income that exceeds the average yield on US stocks generally and (2) to provide you with a growing stream of income over the years.  The fund’s secondary objective is to provide you with growth of capital.

Capital Research and Management CompanySM
American Funds IS Global Growth FundSM Class 4	Seeks to provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Global Growth and Income FundSM Class 4	Seeks to provide you with long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS Global Small Capitalization FundSM Class 4	Seeks to provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth FundSM Class 4	Seeks to provide you with growth of capital.	Capital Research and Management CompanySM
American Funds IS Growth-Income FundSM Class 4	Seeks to achieve long-term growth of capital and income.	Capital Research and Management CompanySM
American Funds IS International FundSM Class 4	Seeks to provide you with long-term growth of capital.	Capital Research and Management CompanySM
American Funds IS International Growth and Income FundSM Class 4	Seeks to provide you with long-term growth of capital while providing current income.	Capital Research and Management CompanySM
American Funds IS New World Fund® Class 4	Seeks long-term capital appreciation.	Capital Research and Management CompanySM
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	Seeks to provide a high level of current income consistent with preservation of capital.	Capital Research and Management CompanySM
American Funds IS Ultra-Short Bond FundSM Class 4 (Formerly American Funds IS Cash Management FundSM)	Seeks to provide you with current income, consistent with the maturity and quality standards applicable to the fund, and preservation of capital and liquidity.	Capital Research and Management CompanySM
BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Fund Class III	Seeks capital appreciation and, secondarily, income.	BlackRock Advisors, LLC
BlackRock Capital Appreciation V.I. Fund[4] Class III	Seeks long-term growth of capital.	BlackRock Advisors, LLC
BlackRock Equity Dividend V.I. Fund Class III	Seeks long-term total return and current income.	BlackRock Advisors, LLC
BlackRock Global Allocation V.I. Fund Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock iShares® Alternative Strategies V.I. Fund Class III	Seek to achieve long term growth of capital and risk adjusted returns.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	Seeks to provide total return.	BlackRock Advisors, LLC
BlackRock iShares® Equity Appreciation V.I. Fund Class III	Seeks to provide growth of capital.	BlackRock Advisors, LLC
BlackRock Large Cap Core V.I. Fund[4] Class III	Seeks high total investment return.	BlackRock Advisors, LLC
BlackRock Large Cap Growth V.I. Fund Class III	Seeks long-term capital growth.	BlackRock Advisors, LLC
Calvert Variable Series, Inc.
Calvert VP SRI Mid Cap Growth Portfolio	Seeks to provide long-term capital appreciation by investing primarily in a portfolio of the equity securities of mid-sized companies that are undervalued but demonstrate a potential for growth.	Calvert Investment Management, Inc.; New Amsterdam Partners LLC serves as sub-adviser
Calvert Variable Products, Inc.
Calvert VP S&P 500 Index Portfolio[2]	Seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.	Calvert Investment Management, Inc.; Ameritas Investment Partners, Inc. serves as sub-adviser
Columbia Funds Variable Insurance Trust
Columbia Variable Portfolio Contrarian Core Fund Class 2	Seeks total return, consisting of long-term capital appreciation and current income.	Columbia Management Investment Advisers, LLC
Columbia Funds Variable Series Trust II
Columbia Variable Portfolio Dividend Opportunity Fund Class 2	Seeks to provide shareholders with a high level of current income and, as a secondary objective, growth of income and capital.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio Emerging Markets Bond Fund Class 2	Seeks to provide shareholders with high total return through current income and, secondarily, through capital appreciation.	Columbia Management Investment Advisers, LLC
Columbia Variable Portfolio High Yield Bond Fund Class 2	Seeks to provide shareholders with a high level of current income as its primary objective and, as its secondary objective, capital growth.	Columbia Management Investment Advisers, LLC
Deutsche Variable Insurance Portfolios
Deutsche Alternative Asset Allocation VIP-B	Seeks capital appreciation.	Deutsche Investment Management Americas Inc.
Deutsche Equity 500 Index VIP-B

Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor's 500 Composite Stock Price Index (the "S&P 500® Index"), which emphasizes stocks of large US companies.

Deutsche Investment Management Americas Inc.
Deutsche Global Small Cap VIP-B	Seeks above-average capital appreciation over the long term.	Deutsche Investment Management Americas Inc.
Deutsche Large Cap Value[4] VIP-B	Seeks to achieve a high rate of total return.	Deutsche Investment Management Americas Inc.
Deutsche Small Cap Index VIP-B	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	Deutsche Investment Management Americas Inc.
Deutsche Small Mid Cap Value VIP-B	Seeks long-term capital appreciation.	Deutsche Investment Management Americas Inc.
Eaton Vance Variable Trust
Eaton Vance VT Floating-Rate Income Fund	Seeks to provide a high level of current income.	Eaton Vance Management
Eaton Vance VT Large-Cap Value Fund	Seeks total return.	Eaton Vance Management
Fidelity® Variable Insurance Products
Fidelity® VIP Contrafund® Portfolio Service Class 2	Seeks long-term capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Emerging Markets Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 50% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 70% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP FundsManager 85% Portfolio Service Class 2	Seeks high total return.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Government Money Market Portfolio*,3 Service Class 2 (Formerly Fidelity® VIP Money Market Portfolio* Service Class 2)	Seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM) and other affiliates serve as sub-advisers
Fidelity® VIP High Income Portfolio Service Class 2	Seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Mid Cap Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Overseas Portfolio Service Class 2	Seeks long-term growth of capital.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Real Estate Portfolio Service Class 2	Seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.	Fidelity SelectCo, LLC (SelectCo); Fidelity Management & Research Company (FMR), FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
Fidelity® VIP Strategic Income Portfolio Service Class 2	Seeks a high level of current income. The fund may also seek capital appreciation.

Fidelity Management & Research Company (FMR); Fidelity Investments Money Management, Inc. (FIMM), FMR Co., Inc. (FMRC), FIL Investment Advisors (UK) Limited (FIA(UK)) and other investment advisers serve as sub-advisers

Fidelity® VIP Value Strategies Portfolio Service Class 2	Seeks capital appreciation.	Fidelity Management & Research Company (FMR); FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers
First Investors Life Series Funds
First Investors Life Series International Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.; Vontobel Asset Management, Inc. serves as the sub-adviser
First Investors Life Series Opportunity Fund	Seeks long-term capital growth.	First Investors Management Company, Inc.
First Investors Life Series Total Return Fund	Seeks high, long-term total investment return consistent with moderate investment risk.	First Investors Management Company, Inc.
Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund Class 2	Seeks to maximize income while maintaining prospects for capital appreciation.	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund Class 2	Seeks capital appreciation.	Franklin Mutual Advisers, LLC
Franklin Mutual Shares VIP Fund Class 2	Seeks capital appreciation, with income as a secondary goal.	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration.	Franklin Advisory Services, LLC
Templeton Developing Markets VIP Fund Class 2	Seeks long-term capital appreciation.	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund Class 2	Seeks long-term capital growth.	Templeton Investment Counsel, LLC
Templeton Global Bond VIP Fund Class 2	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Franklin Advisers, Inc.
Guggenheim Variable Insurance Funds
Guggenheim VIF Global Managed Futures Strategy Fund	Seeks to generate positive total returns over time.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Long Short Equity Fund	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Multi-Hedge Strategies Fund	Seeks long-term capital appreciation with less risk than traditional equity funds.	Guggenheim Investments (an affiliate of the Company)
Guggenheim VIF Small Cap Value Fund Series Q	Seeks long-term capital appreciation.	Guggenheim Investments (an affiliate of the Company)
Rydex VIF Biotechnology Fund

Seeks capital appreciation by investing in companies that are involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P 500 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for large-cap growth securities on a daily basis. The fund's current benchmark is the S&P 500 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Rydex VIF S&P MidCap 400 Pure Growth Fund

Seeks to provide investment results that match, before fees and expenses, the performance of a benchmark for mid-cap growth securities on a daily basis. The fund's current benchmark is the S&P MidCap 400 Pure Growth Index.

Guggenheim Investments (an affiliate of the Company)
Ivy Funds Variable Insurance Portfolios
Ivy Funds VIP Asset Strategy	Seeks to provide total return.	Waddell & Reed Investment Management Company
Ivy Funds VIP Balanced	Seeks to provide total return through a combination of capital appreciation and current income.	Waddell & Reed Investment Management Company
Ivy Funds VIP Dividend Opportunities	Seeks to provide total return.	Waddell & Reed Investment Management Company
Ivy Funds VIP Energy	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP Global Bond	Seeks to provide a high level of current income. Capital appreciation is a secondary objective.	Waddell & Reed Investment Management Company
Ivy Funds VIP Global Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Global Natural Resources	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP High Income	Seeks to provide total return through a combination of high current income and capital appreciation	Waddell & Reed Investment Management Company
Ivy Funds VIP International Core Equity	Seeks to provide capital growth and appreciation.	Waddell & Reed Investment Management Company
Ivy Funds VIP Mid Cap Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Science and Technology	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Small Cap Growth	Seeks to provide growth of capital.	Waddell & Reed Investment Management Company
Ivy Funds VIP Small Cap Value	Seeks to provide capital appreciation.	Waddell & Reed Investment Management Company
Janus Aspen Series
Janus Aspen Balanced Portfolio Service Shares	Seeks long-term capital growth, consistent with preservation of capital and balanced by current income.	Janus Capital Management LLC
Janus Aspen Enterprise Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Flexible Bond Portfolio Service Shares	Seeks to obtain maximum total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Global Research Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Global Technology Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Global Unconstrained Bond Portfolio Service Shares	Seeks to maximize total return, consistent with preservation of capital.	Janus Capital Management LLC
Janus Aspen Janus Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Overseas Portfolio Service Shares	Seeks long-term growth of capital.	Janus Capital Management LLC
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	Seeks capital appreciation.	Janus Capital Management LLC; Perkins Investment Management LLC serves as sub-adviser
Lazard Retirement Series, Inc.
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	Seeks total return.	Lazard Asset Management LLC
Lazard Retirement International Equity Portfolio Service Shares	Seeks long-term capital appreciation.	Lazard Asset Management LLC
Legg Mason Partners Variable Equity Trust
ClearBridge Variable Aggressive Growth Class II	Seeks capital appreciation.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Dividend Strategy Portfolio Class II	Seeks dividend income, growth of dividend income and long-term capital appreciation.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Mid Cap Portfolio Class II (Formerly ClearBridge Variable Mid Cap Core Portfolio Class II)	Seeks long-term growth of capital.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

ClearBridge Variable Small Cap Growth Portfolio Class II	Seeks long-term growth of capital.

Legg Mason Partners Fund Advisor, LLC, investment manager; ClearBridge Investments, LLC, sub-adviser.  (Western Asset Management Company manages the portion of the fund's cash and short term investments allocated to it)

Legg Mason Partners Variable Income Trust
Western Asset Variable Core Bond Plus Portfolio Class II

Seeks to maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within 30% of the average duration of the domestic bond market as a whole.

Legg Mason Partners Fund Advisor, LLC; Western Asset Management Company, Western Asset Management Company Limited, Western Asset Management Company Ltd. and Western Asset Management Company Pte Ltd., sub-advisers

Western Asset Variable Global High Yield Bond Portfolio Class II	Seeks to maximize total return.	Legg Mason Partners Fund Adviser, LLC; Western Asset Management Company, Western Asset Management Company Limited & Western Asset Management Company Pte. Ltd., sub-advisers
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II

Seeks the highest total return (that is, a combination of income and long-term capital appreciation) over time consistent with its asset mix. The portfolio will seek to reduce volatility as a secondary objective.

Legg Mason Partners Fund Advisor, LLC; QS Legg Mason Global Asset Allocation, LLC, Western Asset Management Company, sub-advisers
Lord Abbett Series Fund, Inc.
Lord Abbett Series Fund Bond Debenture Portfolio VC	Seeks high current income and the opportunity for capital appreciation to produce a high total return.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Developing Growth Portfolio VC	Seeks long-term growth of capital.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Fundamental Equity Portfolio VC	Seeks long-term growth of capital and income without excessive fluctuations in market value.	Lord, Abbett & Co. LLC
Lord Abbett Series Fund Short Duration Income Portfolio VC	Seeks a high level of income consistent with preservation of capital.	Lord, Abbett & Co. LLC
MFS® Variable Insurance Trust
MFS New Discovery Series Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS Utilities Series Service Class	Seeks total return.	MFS® Investment Management
MFS® Variable Insurance Trust II
MFS Blended Research Core Equity Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS Corporate Bond Portfolio Service Class	Seeks total return with an emphasis on current income, but also considering capital appreciation.	MFS® Investment Management
MFS Emerging Markets Equity Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS Global Tactical Allocation Portfolio Service Class	Seeks total return.	MFS® Investment Management
MFS International Value Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
MFS Technology Portfolio Service Class	Seeks capital appreciation.	MFS® Investment Management
Northern Lights Trust
Power Income VIT Fund Class 2	Seeks total return from income and capital appreciation with capital preservation as a secondary objective.	W.E. Donoghue & Co., Inc.
Oppenheimer Variable Account Funds
Oppenheimer Core Bond Fund/VA Service Class	Seeks total return.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Discovery Mid Cap Growth/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Global Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	Seeks total return.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc., Cornerstone Real Estate Advisors LLC and OFI SteelPath, Inc. serves as sub-advisers
Oppenheimer International Growth Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Main Street Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
Oppenheimer Main Street Small Cap Fund/VA Service Class	Seeks capital appreciation.	OFI Global Asset Management, Inc.; OppenheimerFunds, Inc. serves as sub-adviser
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	Seeks maximum real return consistent with prudent investment management.	Pacific Investment Management Company LLC
PIMCO Emerging Markets Bond Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Foreign Bond (USD-Hedged) Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Bond Portfolio (Unhedged)[4] Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	Seeks total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index.	Pacific Investment Management Company LLC
PIMCO High Yield Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Low Duration Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Real Return Portfolio Advisor Class	Seeks maximum real return, consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Short-Term Portfolio Advisor Class	Seeks maximum current income, consistent with preservation of capital and daily liquidity.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio Advisor Class	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO Unconstrained Bond Portfolio Advisor Class	Seeks maximum long-term return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Bond VCT Portfolio Class II

Seeks current income from an investment grade portfolio with due regard to preservation of capital and prudent investment risk. The portfolio also seeks a relatively stable level of dividends; however, the level of dividends will be maintained only if consistent with preserving the investment grade quality of the portfolio.

Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio Class II	Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc.
Pioneer Fund VCT Portfolio Class II	Seeks reasonable income and capital growth.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio Class II	Seeks to maximize total return through a combination of income and capital appreciation.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio Class II	Seeks a high level of current income.	Pioneer Investment Management, Inc.
The Prudential Series Fund
Prudential Series Fund Jennison 20/20 Focus Portfolio[3] Class II	Seeks long-term growth of capital.	Prudential Investments LLC
Prudential Series Fund Natural Resources Portfolio Class II	Seeks long-term growth of capital.	Prudential Investments LLC
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	Seeks long-term capital appreciation.	Prudential Investments LLC
Royce Capital Fund
Royce Capital Fund - Micro-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
Royce Capital Fund - Small-Cap Portfolio Service Class	Seeks long-term growth of capital.	Royce & Associates, LLC
T. Rowe Price
T. Rowe Price Blue Chip Growth Portfolio-II	Seeks to provide long-term capital growth; income is a secondary objective.	T. Rowe Price Associates, Inc.
T. Rowe Price Health Sciences Portfolio-II	Seeks long-term capital appreciation.	T. Rowe Price Associates, Inc.
VanEck VIP Trust
VanEck VIP Global Hard Assets Fund S	Seeks long-term capital appreciation by investing primarily in hard assets securities. Income is a secondary consideration.	Van Eck Associates Corporation

*During periods of low interest rates, the yields of the money market investment option may become extremely low and possibly negative.

1This Investment Option was closed to new investors as of January 1, 2013. If You had money invested in this Investment Option as of the close of business on Monday, December 31, 2012, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

2This Investment Option was closed to new investors as of May 1, 2014. If You had money invested in this Investment Option as of the close of business on Wednesday, April 30, 2014, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

3This Investment Option was closed to new investors as of August 1, 2014. If You had money invested in this Investment Option as of the close of business on Wednesday, July 31, 2014, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

4This Investment Option was closed to new investors as of August 3, 2015. If You had money invested in this Investment Option as of the close of business on Friday, July 31, 2015, You may continue to make additional investments into the portfolio.  However, if You redeem or transfer completely out of this Investment Option after this date, You will not be able to reinvest in the portfolio.

The portfolios may make a material change in their investment policies.  In that case, We will send You notice of the change.  Within 60 days after You receive the notice, or within 60 days after the effective date of the change, if later, You may transfer any amount that You have in that investment option to another investment option.  (See “Transfers of Accumulation Value” on page 22).

The portfolios sell their shares to Separate Accounts of various insurance companies to support both variable life insurance and variable annuity contracts, and to qualified retirement plans.  We currently do not foresee any disadvantages to Our Contract owners arising from this use of the portfolios for this type of mixed and shared funding.  The funds companies will monitor for possible conflicts arising out of this practice.  If any such conflict or disadvantage does arise, We and/or the applicable fund companies may take appropriate action to protect Your interests.

The portfolios available under the Contracts are not available for purchase directly by the general public, and are not the same as the mutual funds with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of the portfolios are very similar to the investment objectives and policies of other (publicly available) mutual funds that have very similar or nearly identical names and that are or may be managed by the same investment adviser or manager.  Nevertheless, the investment performance and results of any of the portfolios that are available under the Contracts may be lower, or higher, than the investment results of such other (publicly available) mutual funds.  There can be no assurance, and no representation is made, that the investment results of any of the available portfolios will be comparable to the investment results of any other portfolio or mutual fund, even if the other portfolio or mutual fund has the same investment adviser or manager and the same investment objectives and policies and a very similar or nearly identical name.

The portfolios offered through the Contract are selected by Midland National based on several criteria, including asset class coverage, the alignment of investment objectives of a portfolio with Our hedging strategy, the strength of the manager’s reputation and tenure, brand recognition, performance, and the capability and qualification of each sponsoring investment firm. Of course, We also consider whether the portfolio’s adviser is an affiliate of ours. We also consider whether the portfolio, its adviser, sub-adviser, or distributor (or an affiliate) can provide marketing and distribution support for the sale of the policies. Another factor that We consider during the selection process is whether the portfolio or one of its service providers (e.g., the investment adviser or sub-advisers) will make payments to Us or Our affiliates in connection with certain administrative, marketing and support services, and the amount of any such payments, or whether affiliates of the funds can provide marketing and distribution support for sales of the Contracts.

You are responsible for choosing the investment options, and the amounts allocated to each, that are appropriate for Your own individual circumstances and by Your investment goals, financial situation, and risk tolerance. Since investment risk is borne by You decisions regarding investment allocations should be carefully considered and periodically re-evaluated.

Other portfolios (or available classes) may have lower fees and better overall investment performance.

In making Your investment selections, We encourage You to thoroughly investigate all of the information regarding the portfolios that are available to You, including each portfolio’s prospectus, statement of additional information and annual and semi-annual reports. Other sources such as the fund company’s website or newspapers and financial and other magazines provide more current information, including information about any regulatory actions or investigations relating to a portfolio. You should monitor and periodically re-evaluate Your allocations to determine if they are still appropriate.

You bear the entire risk for the allocation of Your premiums and accumulation value among the investment options whether or not You use the service of an adviser.  We are not responsible for any investment or other advice or services that You may receive.

You bear the risk of any decline in the accumulation value of Your Contract resulting from the performance of the investment options You have chosen.

We do not recommend or endorse any particular portfolio or portfolios and We do not provide investment advice.

Availability of the Portfolios

We cannot guarantee that each portfolio will always be available for investment through the Contracts.

We reserve the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares of a portfolio that are held in the Separate Account. New or substitute portfolios may have different fees and expenses and their availability may be limited to certain classes of purchasers. If the shares of a portfolio are no longer available for investment or if, in Our judgment, further investment in any portfolio should become inappropriate, We may redeem the shares of that portfolio and substitute shares of another portfolio. We will not substitute any shares without notice and prior approval of the SEC and state insurance authorities, to the extent required by the Investment Company Act of 1940, as amended, or other applicable law.

APPENDIX B – STATE VARIATIONS

Certain contract features described in this Prospectus may vary or may not be available in Your state. The state in which Your Contract is issued governs whether or not certain features, riders, charges or fees are available or will vary under Your Contract. These variations are reflected in Your Contract and in riders or endorsements to Your Contract.

This Appendix B contains an overview of state specific variations.

For Contracts issued in the state of Arizona, the following variations apply:

On written request We are required to provide within reasonable time, reasonable factual information regarding the benefits and provisions of Your annuity.

If for any reason You are not satisfied with the annuity, You may return the annuity within 10 days or within 30 days if You are 65 years of age or older on the date of the application and receive a refund of the full Accumulation Value plus any fees or charges deducted from the Contract as of the date the returned Contract is received by the insurer or its insurance producer, or if greater and required by state law, premiums paid as of the date the returned Contract is received by the insured or insurance producer.

For Contracts issued in the state of California, the following variations apply:

For Owners in the state of California 60 years or older – the Free Look period is a 30-day period beginning on the day You receive Your Contact. Your money will be placed in a fixed account or money market fund, unless You direct that premium to be invested in an underlying stock or bond fund portfolio during that 30-day period. If You do not direct that premium be invested in a stock or bond portfolio and You return the Contract within the 30-day period, You will be entitled to a refund of the premium and Contract fees. If You do direct that the premium be invested in a stock or bond portfolio during the 30-day period and You return the Contract during that period, You will be entitled to a refund of the Contract’s account value on the day the Contract is received by the insurance company or agent who sold You this Contract which could be less that the premium You paid for the Contract, plus any Contract fee paid. A return of the Contract after 30 days may result in a substantial penalty, known as a surrender charge, if You elect the Optional Value Endorsement.

For Contracts issued in the state of Connecticut, the following variations apply:

During the right to examine period if cancellation is made prior to delivery of the Contract We will refund all premiums paid.

Also, We currently define excessive/frequent trading as:  (a) two or more “round trips” involving the same investment option within a 60-calendar day period; or (b) six or more “round trips” involving the same investment option within a twelve month period.  “Round trip” means more than one purchase and sale of the same investment option within a 60-calendar day period. We reserve the right to revise Our market timing procedures as We deem necessary or appropriate to more effectively detect and prevent market timing. Any exercise of Our right to delay, restrict or reject trading activity will be applied equally and in a non-discriminatory manner to all Contract owners.

For Contracts issued in the state of Florida, the following variations apply:

The cover page of the Contract contains a clear statement that death benefit and accumulation values will reflect the investment experience of Our separate account, which may cause them to increase or decrease and are not guaranteed as to the fixed dollar amount.  To obtain additional Contract information and/or to receive assistance in resolving complaints, Our 800 number is listed in a bold face type. We have omitted the right to limit investment options in which premiums are invested.

For Contracts issued in the state of Illinois, the following variations apply:

The cover page of the Contract includes contact information to contact Us or the Illinois Department of Insurance should You have any complaints arise regarding Your annuity.

Illinois Department of Insurance Consumer Division or Public Service Section Springfield, Illinois 62767	Midland National Life Insurance Company Annuity Division P.O. Box 79907 Des Moines, Iowa 50325-0985 Toll Free Telephone: 1-877-586-0244

For Contracts issued in the state of Montana, the following variations apply:

Death proceeds will be paid within 60 days of receiving due proof of the Owner’s death. If payment is made after the first 30 days, We agree to pay interest on the death proceeds from the 30th day until the date of payment. The interest will be at an annual interest rate determined by Us not to be less than the rate required by the state of Montana.

Gender will not play a role in determining payout rates; any reference to gender has been removed.

The provisions of this Contract conform to the minimum requirements of Montana law and control over any conflicting statutes of any state in which You live on or after the Contract Effective Date.

APPENDIX C – CONDENSED FINANCIAL INFORMATION

The following tables of condensed financial information show accumulation unit values for each investment option for the period since the investment option started operation.  An accumulation unit value is the unit We use to calculate the value of Your interest in a subaccount.  The tables below show two sets of accumulation unit values that reflect the current level of Separate Account annual expenses available under the Contract.

Table 1 - Base Contract with Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2014)	Accumulation Unit Value at End of Period (12/31/2015)	Number of Accumulation Units at End of Period
2015
AB VPS Dynamic Asset Allocation Portfolio B	$11.54	$11.26	49,355.62
AB VPS Real Estate Investment Portfolio B	$13.16	$13.10	126,808.13
AB VPS Small Cap Growth Portfolio B	$13.59	$13.23	1,473.61
AB VPS Small/Mid Cap Value Portfolio B	$15.37	$14.33	74,260.49
Alger Capital Appreciation Portfolio Class S	$15.38	$16.10	396,770.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.55	$5.86	116,145.08
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$9.12	15,583.00
American Century VP Inflation Protection Fund II	$9.24	$8.91	107,969.63
American Century VP Mid Cap Value Fund II	$15.14	$14.73	434,337.03
American Century VP Ultra Fund II	$14.25	$14.94	34,321.48
American Century VP Value Fund II	$14.50	$13.76	2,554,682.97
American Funds IS Asset Allocation FundSM Class 4	$10.14	$10.14	400,904.79
American Funds IS Blue Chip Income and Growth FundSM Class 4	$10.54	$10.09	453,676.43
American Funds IS Capital Income BuilderSM Class 4	$9.78	$9.49	508,015.10
American Funds IS Global Growth FundSM Class 4	$9.94	$10.48	87,426.92
American Funds IS Global Growth and Income Fund SM Class 4	$9.91	$9.64	197,881.42
American Funds IS Global Small Capitalization FundSM Class 4	$9.74	$9.63	90,684.81
American Funds IS Growth FundSM Class 4	$10.27	$10.82	64,791.69
American Funds IS Growth-Income FundSM Class 4	$10.22	$10.23	106,873.27
American Funds IS International FundSM Class 4	$9.37	$8.83	86,771.68
American Funds IS International Growth and Income FundSM Class 4	$9.19	$8.56	85,294.42
American Funds IS New World Fund® Class 4	$8.72	$8.33	471,355.98
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	$10.08	$10.09	432,170.20
American Funds IS Ultra-Short Bond FundSM2 Class 4	$9.93	$9.74	1,414,395.97
BlackRock Basic Value V.I. Fund Class III	$14.97	$13.89	185,904.75
BlackRock Capital Appreciation V.I. Fund Class III	$14.21	$14.98	99,756.71
BlackRock Equity Dividend V.I. Fund Class III	$13.76	$13.50	524,988.27
BlackRock Global Allocation V.I. Fund Class III	$11.43	$11.19	984,724.55
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.92	$9.68	61,289.39
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.84	$9.34	18,904.42
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$10.02	$9.76	27,296.47
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.61	$8.86	25,830.74
BlackRock Large Cap Core V.I. Fund Class III	$14.46	$14.33	31,229.54
BlackRock Large Cap Growth V.I. Fund Class III	$14.82	$15.02	101,547.99
Calvert VP S&P 500 Index Portfolio	$14.44	$14.41	3,500.71
Calvert VP SRI Mid Cap Growth Portfolio	$14.04	$13.42	55,232.22
ClearBridge Variable Aggressive Growth Portfolio[1] Class II	$10.00	$9.26	3,348.47
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.83	$13.06	124,543.53
ClearBridge Variable Mid Cap Portfolio[3] Class II	$14.80	$14.92	82,761.55
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.76	$13.92	48,970.32
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$12.10	$12.29	49,802.06
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.44	$10.98	113,004.60
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.93	$9.69	661,087.49
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.46	$10.19	378,658.61
Deutsche Alternative Asset Allocation VIP-B	$10.41	$9.62	142,667.24
Deutsche Equity 500 Index VIP-B	$14.34	$14.30	402,397.63
Deutsche Global Small Cap VIP-B	$12.75	$12.71	36,003.20
Deutsche Large Cap Value VIP-B	$14.12	$12.96	19,896.17
Deutsche Small Cap Index VIP-B	$14.23	$13.38	65,262.08
Deutsche Small Mid Cap Value VIP-B	$13.84	$13.38	40,410.96
Eaton Vance VT Bond Fund[1] Initial Class	$10.00	$8.84	2,846.97
Eaton Vance VT Floating-Rate Income Fund	$15.18	$10.33	1,670,904.20
Eaton Vance VT Large-Cap Value Fund	$15.18	$14.82	78,046.75
Fidelity VIP Contrafund Portfolio Service Class 2	$14.79	$14.68	274,710.68
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.20	$9.04	109,436.55
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.77	$11.63	170,128.81
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.54	$12.43	111,797.21
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.14	$13.04	41,056.82
Fidelity VIP Government Money Market Portfolio[4] Service Class 2	$9.63	$9.52	3,063,196.07
Fidelity VIP High Income Portfolio Service Class 2	$11.13	$10.58	282,996.68
Fidelity VIP Mid Cap Portfolio Service Class 2	$14.14	$13.75	237,991.82
Fidelity VIP Overseas Portfolio Service Class 2	$12.11	$12.37	103,181.96
Fidelity VIP Real Estate Portfolio Service Class 2	$14.12	$14.45	753,838.87
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.62	$10.30	430,042.46
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.85	$14.21	143,873.56
First Investors Life Series International Fund	$10.23	$10.46	6,503.99
First Investors Life Series Opportunity Fund	$10.19	$9.99	507,260.31
First Investors Life Series Total Return Fund	$10.98	$10.68	21,791.57
Franklin Income VIP Fund Class 2	$11.78	$10.82	937,949.65
Franklin Mutual Global Discovery VIP Fund Class 2	$13.26	$12.63	251,348.29
Franklin Mutual Shares VIP Fund Class 2	$14.07	$13.23	278,242.20
Franklin Rising Dividends VIP Fund Class 2	$14.53	$13.84	411,812.80
Guggenheim VIF Global Managed Futures Strategy Fund	$10.18	$9.91	35,268.38
Guggenheim VIF Long Short Equity Fund	$11.55	$11.56	36,354.62
Guggenheim VIF Multi-Hedge Strategies Fund	$10.37	$10.44	131,097.55
Guggenheim VIF Small Cap Value Series Q	$13.43	$12.40	50,604.90
Ivy Funds VIP Asset Strategy	$11.97	$10.85	810,169.44
Ivy Funds VIP Balanced	$12.89	$12.70	711,195.78
Ivy Funds VIP Dividend Opportunities	$14.25	$13.80	138,371.67
Ivy Funds VIP Energy	$9.92	$7.64	169,362.47
Ivy Funds VIP Global Bond	$10.00	$9.62	129,441.36
Ivy Funds VIP Global Growth	$12.35	$12.63	77,428.95
Ivy Funds VIP Global Natural Resources	$8.10	$6.21	88,030.28
Ivy Funds VIP Growth	$15.17	$16.07	205,066.25
Ivy Funds VIP High Income	$10.44	$9.65	3,362,682.86
Ivy Funds VIP International Core Equity	$12.41	$12.15	279,171.98
Ivy Funds VIP Mid Cap Growth	$13.70	$12.76	240,132.34
Ivy Funds VIP Science and Technology	$16.95	$16.28	201,246.74
Ivy Funds VIP Small Cap Growth	$12.78	$12.88	322,279.02
Ivy Funds VIP Small Cap Value	$14.66	$13.68	383,316.34
Janus Aspen Balanced Portfolio Service Shares	$13.09	$13.00	262,692.37
Janus Aspen Enterprise Portfolio Service Shares	$12.07	$12.39	40,317.84
Janus Aspen Flexible Bond Portfolio Service Shares	$10.61	$10.48	259,294.06
Janus Aspen Global Research Portfolio Service Shares	$13.83	$13.33	17,270.36
Janus Aspen Global Technology Portfolio Service Shares	$14.69	$15.19	66,228.33
Janus Aspen Global Unconstrained Bond Portfolio[1] Service Shares	$10.00	$9.68	41,673.75
Janus Aspen Janus Portfolio Service Shares	$14.76	$15.33	13,402.53
Janus Aspen Overseas Portfolio Service Shares	$8.87	$7.99	15,128.01
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.30	$12.66	138,561.16
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.98	$11.79	136,097.83
Lazard Retirement International Equity Portfolio Service Shares	$11.85	$11.91	36,585.98
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.20	$10.91	772,107.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$15.07	$13.67	83,035.18
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$14.29	$13.64	75,981.80
Lord Abbett Series Fund Short Duration Income Portfolio[1] VC	$10.00	$9.89	118,520.50
MFS VIT II Blended Research Core Equity Portfolio[1] Service Class	$10.00	$9.63	5,585.84
MFS VIT II Corporate Bond Portfolio Service Class	$10.34	$10.17	122,760.24
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.99	$7.73	30,390.43
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.49	$11.08	60,954.68
MFS VIT II International Value Portfolio Service Class	$13.52	$14.21	225,374.34
MFS VIT II Technology Portfolio Service Class	$14.13	$15.44	145,560.68
MFS VIT New Discovery Portfolio Service Class	$13.02	$12.60	63,276.02
MFS VIT Utilities Portfolio Service Class	$14.19	$11.96	209,927.10
Oppenheimer Core Bond Fund/VA Service Class	$10.13	$10.09	167,193.33
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.48	$11.02	12,932.44
Oppenheimer Global Fund/VA Service Class	$9.80	$10.04	26,685.72
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.75	$9.28	17,491.25
Oppenheimer International Growth Fund/VA Service Class	$9.26	$9.44	519,223.80
Oppenheimer Main Street Fund/VA Service Class	$10.91	$10.52	30,065.17
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.32	$10.13	66,454.27
PIMCO All Asset Portfolio Advisor Class	$10.45	$9.38	405,246.47
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$6.47	$4.75	884,393.54
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.18	$9.83	71,726.30
PIMCO Foreign Bond (USD-Hedged) Portfolio[1] Advisor Class	$10.00	$9.98	12,663.92
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.54	$9.04	39,757.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.45	$9.32	29,252.54
PIMCO High Yield Portfolio Advisor Class	$11.44	$11.11	308,838.53
PIMCO Low Duration Portfolio Advisor Class	$10.09	$9.99	1,193,155.24
PIMCO Real Return Portfolio Advisor Class	$9.53	$9.16	1,397,334.09
PIMCO Short-Term Portfolio Advisor Class	$9.90	$9.89	4,769,035.19
PIMCO Total Return Portfolio Advisor Class	$10.50	$10.41	2,871,785.43
PIMCO Unconstrained Bond Portfolio[1] Advisor Class	$10.00	$9.70	78,440.17
Pioneer Bond VCT Portfolio Class II	$10.90	$10.78	2,319,211.48
Pioneer Equity Income VCT Portfolio Class II	$14.52	$14.38	86,956.50
Pioneer Fund VCT Portfolio Class II	$14.39	$14.17	18,672.10
Pioneer High Yield VCT Portfolio Class II	$11.54	$10.92	142,413.43
Pioneer Strategic Income VCT Portfolio Class II	$10.79	$10.50	839,147.18
Power Income VIT Fund Class 2	$13.02	$9.67	185,533.66
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$14.52	$13.63	14,490.04
Prudential Series Fund Natural Resources Portfolio Class II	$7.19	$5.05	19,054.00
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.91	$13.38	40,472.55
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$12.33	$11.52	42,783.83
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.53	$9.10	45,398.30
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.71	$11.93	895,461.37
Rydex VIF Biotechnology Fund	$19.03	$20.41	109,138.50
Rydex VIF S&P 500 Pure Growth Fund	$15.71	$15.70	79,222.81
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.98	$13.00	47,354.03
T. Rowe Price Blue Chip Growth Portfolio[1]-II	$10.00	$9.89	89,460.08
T. Rowe Price Health Sciences Portfolio[1]-II	$10.00	$9.09	46,491.02
Templeton Developing Markets Fund Class 2	$8.73	$6.94	549,561.84
Templeton Foreign VIP Fund Class 2	$11.21	$10.36	1,746,130.81
Templeton Global Bond VIP Fund Class 2	$10.75	$10.17	1,383,118.66
Transparent Value Directional Allocation VI Portfolio Class II	$9.66	$9.28	16,501.83
VanEck VIP Global Hard Assets Fund S	$8.57	$5.63	63,072.98
Western Asset Variable Core Bond Plus Portfolio[1] Class II	$10.00	$9.84	1,097,807.50
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.18	$10.38	46,406.80

1Investment Option added July 31, 2015.

2Formerly American Funds IS Cash Management Fund

3Formerly ClearBridge Variable Mid Cap Core Portfolio

4Formerly Fidelity VIP Money Market Portfolio

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2014)	Accumulation Unit Value at End of Period (12/31/2015)	Number of Accumulation Units at End of Period
2015
AB VPS Dynamic Asset Allocation Portfolio B	$11.54	$11.23	49,355.62
AB VPS Real Estate Investment Portfolio B	$13.15	$13.06	126,808.13
AB VPS Small Cap Growth Portfolio B	$13.58	$13.19	1,473.61
AB VPS Small/Mid Cap Value Portfolio B	$15.36	$14.29	74,260.49
Alger Capital Appreciation Portfolio Class S	$15.36	$16.05	396,770.01
ALPS | Alerian Energy Infrastructure Portfolio Class III	$9.54	$5.84	116,145.08
ALPS | Red Rocks Listed Private Equity Class III	$10.00	$9.11	15,583.00
American Century VP Inflation Protection Fund II	$9.24	$8.89	107,969.63
American Century VP Mid Cap Value Fund II	$15.12	$14.69	434,337.03
American Century VP Ultra Fund II	$14.24	$14.90	34,321.48
American Century VP Value Fund II	$14.49	$13.72	2,554,682.97
American Funds IS Asset Allocation FundSM Class 4	$10.13	$10.11	400,904.79
American Funds IS Blue Chip Income and Growth FundSM Class 4	$10.53	$10.06	453,676.43
American Funds IS Capital Income BuilderSM Class 4	$9.77	$9.47	508,015.10
American Funds IS Global Growth FundSM Class 4	$9.93	$10.45	87,426.92
American Funds IS Global Growth and Income Fund SM Class 4	$9.90	$9.62	197,881.42
American Funds IS Global Small Capitalization FundSM Class 4	$9.73	$9.60	90,684.81
American Funds IS Growth FundSM Class 4	$10.26	$10.79	64,791.69
American Funds IS Growth-Income FundSM Class 4	$10.21	$10.20	106,873.27
American Funds IS International FundSM Class 4	$9.37	$8.80	86,771.68
American Funds IS International Growth and Income FundSM Class 4	$9.19	$8.53	85,294.42
American Funds IS New World Fund® Class 4	$8.71	$8.30	471,355.98
American Funds IS U.S. Government/AAA-Rated Securities FundSM Class 4	$10.07	$10.06	432,170.20
American Funds IS Ultra-Short Bond FundSM2 Class 4	$9.92	$9.71	1,414,395.97
BlackRock Basic Value V.I. Fund Class III	$14.96	$13.85	185,904.75
BlackRock Capital Appreciation V.I. Fund Class III	$14.20	$14.94	99,756.71
BlackRock Equity Dividend V.I. Fund Class III	$13.75	$13.46	524,988.27
BlackRock Global Allocation V.I. Fund Class III	$11.42	$11.16	984,724.55
BlackRock iShares® Alternative Strategies V.I. Fund Class III	$9.91	$9.66	61,289.39
BlackRock iShares® Dynamic Allocation V.I. Fund Class III	$9.83	$9.31	18,904.42
BlackRock iShares® Dynamic Fixed Income V.I. Fund Class III	$10.02	$9.74	27,296.47
BlackRock iShares® Equity Appreciation V.I. Fund Class III	$9.60	$8.84	25,830.74
BlackRock Large Cap Core V.I. Fund Class III	$14.45	$14.29	31,229.54
BlackRock Large Cap Growth V.I. Fund Class III	$14.81	$14.98	101,547.99
Calvert VP S&P 500 Index Portfolio	$14.43	$14.37	3,500.71
Calvert VP SRI Mid Cap Growth Portfolio	$14.03	$13.38	55,232.22
ClearBridge Variable Aggressive Growth Portfolio[1] Class II	$10.00	$9.25	3,348.47
ClearBridge Variable Dividend Strategy Portfolio Class II	$13.82	$13.03	124,543.53
ClearBridge Variable Mid Cap Portfolio[3] Class II	$14.79	$14.88	82,761.55
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.75	$13.88	48,970.32
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$12.09	$12.25	49,802.06
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.43	$10.95	113,004.60
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.93	$9.66	661,087.49
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.45	$10.16	378,658.61
Deutsche Alternative Asset Allocation VIP-B	$10.40	$9.59	142,667.24
Deutsche Equity 500 Index VIP-B	$14.33	$14.26	402,397.63
Deutsche Global Small Cap VIP-B	$12.74	$12.68	36,003.20
Deutsche Large Cap Value VIP-B	$14.11	$12.92	19,896.17
Deutsche Small Cap Index VIP-B	$14.22	$13.35	65,262.08
Deutsche Small Mid Cap Value VIP-B	$13.83	$13.34	40,410.96
Eaton Vance VT Bond Fund[1] Initial Class	$10.00	$8.83	2,846.97
Eaton Vance VT Floating-Rate Income Fund	$10.55	$10.30	1,670,904.20
Eaton Vance VT Large-Cap Value Fund	$15.17	$14.78	78,046.75
Fidelity VIP Contrafund Portfolio Service Class 2	$14.78	$14.64	274,710.68
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.19	$9.02	109,436.55
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.76	$11.60	170,128.81
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.53	$12.40	111,797.21
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.13	$13.00	41,056.82
Fidelity VIP Government Money Market Portfolio[4] Service Class 2	$9.63	$9.50	3,063,196.07
Fidelity VIP High Income Portfolio Service Class 2	$11.12	$10.55	282,996.68
Fidelity VIP Mid Cap Portfolio Service Class 2	$14.13	$13.71	237,991.82
Fidelity VIP Overseas Portfolio Service Class 2	$12.10	$12.33	103,181.96
Fidelity VIP Real Estate Portfolio Service Class 2	$14.11	$14.41	753,838.87
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.61	$10.27	430,042.46
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.84	$14.17	143,873.56
First Investors Life Series International Fund	$10.22	$10.43	6,503.99
First Investors Life Series Opportunity Fund	$10.18	$9.96	507,260.31
First Investors Life Series Total Return Fund	$10.97	$10.65	21,791.57
Franklin Income VIP Fund Class 2	$11.77	$10.79	937,949.65
Franklin Mutual Global Discovery VIP Fund Class 2	$13.24	$12.59	251,348.29
Franklin Mutual Shares VIP Fund Class 2	$14.06	$13.19	278,242.20
Franklin Rising Dividends VIP Fund Class 2	$14.52	$13.80	411,812.80
Guggenheim VIF Global Managed Futures Strategy Fund	$10.17	$9.88	35,268.38
Guggenheim VIF Long Short Equity Fund	$11.54	$11.52	36,354.62
Guggenheim VIF Multi-Hedge Strategies Fund	$10.36	$10.41	131,097.55
Guggenheim VIF Small Cap Value Series Q	$13.42	$12.37	50,604.90
Ivy Funds VIP Asset Strategy	$11.96	$10.82	810,169.44
Ivy Funds VIP Balanced	$12.88	$12.67	711,195.78
Ivy Funds VIP Dividend Opportunities	$14.24	$13.76	138,371.67
Ivy Funds VIP Energy	$9.92	$7.62	169,362.47
Ivy Funds VIP Global Bond	$9.99	$9.59	129,441.36
Ivy Funds VIP Global Growth	$12.34	$12.59	77,428.95
Ivy Funds VIP Global Natural Resources	$8.09	$6.20	88,030.28
Ivy Funds VIP Growth	$15.15	$16.02	205,066.25
Ivy Funds VIP High Income	$10.43	$9.62	3,362,682.86
Ivy Funds VIP International Core Equity	$12.40	$12.12	279,171.98
Ivy Funds VIP Mid Cap Growth	$13.69	$12.73	240,132.34
Ivy Funds VIP Science and Technology	$16.94	$16.23	201,246.74
Ivy Funds VIP Small Cap Growth	$12.77	$12.84	322,279.02
Ivy Funds VIP Small Cap Value	$14.65	$13.64	383,316.34
Janus Aspen Balanced Portfolio Service Shares	$13.08	$12.96	262,692.37
Janus Aspen Enterprise Portfolio Service Shares	$12.06	$12.35	40,317.84
Janus Aspen Flexible Bond Portfolio Service Shares	$10.60	$10.45	259,294.06
Janus Aspen Global Research Portfolio Service Shares	$13.82	$13.29	17,270.36
Janus Aspen Global Technology Portfolio Service Shares	$14.68	$15.15	66,228.33
Janus Aspen Global Unconstrained Bond Portfolio[1] Service Shares	$10.00	$9.68	41,673.75
Janus Aspen Janus Portfolio Service Shares	$14.75	$15.29	13,402.53
Janus Aspen Overseas Portfolio Service Shares	$8.86	$7.97	15,128.01
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.29	$12.62	138,561.16
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.97	$11.75	136,097.83
Lazard Retirement International Equity Portfolio Service Shares	$11.84	$11.88	36,585.98
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.19	$10.87	772,107.65
Lord Abbett Series Fund Developing Growth Portfolio VC	$15.05	$13.63	83,035.18
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$14.28	$13.60	75,981.80
Lord Abbett Series Fund Short Duration Income Portfolio[1] VC	$10.00	$9.88	118,520.50
MFS VIT II Blended Research Core Equity Portfolio[1] Service Class	$10.00	$9.62	5,585.84
MFS VIT II Corporate Bond Portfolio Service Class	$10.34	$10.14	122,760.24
MFS VIT II Emerging Markets Equity Portfolio Service Class	$8.99	$7.71	30,390.43
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.48	$11.05	60,954.68
MFS VIT II International Value Portfolio Service Class	$13.51	$14.17	225,374.34
MFS VIT II Technology Portfolio Service Class	$14.12	$15.39	145,560.68
MFS VIT New Discovery Portfolio Service Class	$13.01	$12.56	63,276.02
MFS VIT Utilities Portfolio Service Class	$14.18	$11.93	209,927.10
Oppenheimer Core Bond Fund/VA Service Class	$10.12	$10.06	167,193.33
Oppenheimer Discovery Mid Cap Growth Fund/VA Service Class	$10.48	$10.99	12,932.44
Oppenheimer Global Fund/VA Service Class	$9.79	$10.01	26,685.72
Oppenheimer Global Multi-Alternatives Fund/VA Service Class	$9.74	$9.26	17,491.25
Oppenheimer International Growth Fund/VA Service Class	$9.25	$9.41	519,223.80
Oppenheimer Main Street Fund/VA Service Class	$10.90	$10.49	30,065.17
Oppenheimer Main Street Small Cap Fund/VA Service Class	$10.31	$10.10	66,454.27
PIMCO All Asset Portfolio Advisor Class	$10.44	$9.36	405,246.47
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$6.46	$4.74	884,393.54
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.18	$9.80	71,726.30
PIMCO Foreign Bond (USD-Hedged) Portfolio[1] Advisor Class	$10.00	$9.97	12,663.92
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.53	$9.01	39,757.71
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.44	$9.29	29,252.54
PIMCO High Yield Portfolio Advisor Class	$11.43	$11.08	308,838.53
PIMCO Low Duration Portfolio Advisor Class	$10.08	$9.96	1,193,155.24
PIMCO Real Return Portfolio Advisor Class	$9.53	$9.14	1,397,334.09
PIMCO Short-Term Portfolio Advisor Class	$9.89	$9.86	4,769,035.19
PIMCO Total Return Portfolio Advisor Class	$10.49	$10.38	2,871,785.43
PIMCO Unconstrained Bond Portfolio[1] Advisor Class	$10.00	$9.69	78,440.17
Pioneer Bond VCT Portfolio Class II	$10.89	$10.75	2,319,211.48
Pioneer Equity Income VCT Portfolio Class II	$14.51	$14.34	86,956.50
Pioneer Fund VCT Portfolio Class II	$14.38	$14.13	18,672.10
Pioneer High Yield VCT Portfolio Class II	$11.53	$10.89	142,413.43
Pioneer Strategic Income VCT Portfolio Class II	$10.78	$10.47	839,147.18
Power Income VIT Fund Class 2	$10.03	$9.65	185,533.66
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.01	$13.59	14,490.04
Prudential Series Fund Natural Resources Portfolio Class II	$7.18	$5.04	19,054.00
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.90	$13.34	40,472.55
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[3] Class II	$12.32	$11.49	42,783.83
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.52	$9.07	45,398.30
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.69	$11.89	895,461.37
Rydex VIF Biotechnology Fund	$19.01	$20.35	109,138.50
Rydex VIF S&P 500 Pure Growth Fund	$15.70	$15.65	79,222.81
Rydex VIF S&P MidCap 400 Pure Growth Fund	$12.97	$12.97	47,354.03
T. Rowe Price Blue Chip Growth Portfolio[1]-II	$10.00	$9.88	89,460.08
T. Rowe Price Health Sciences Portfolio[1]-II	$10.00	$9.08	46,491.02
Templeton Developing Markets Fund Class 2	$8.73	$6.92	549,561.84
Templeton Foreign VIP Fund Class 2	$11.20	$10.34	1,746,130.81
Templeton Global Bond VIP Fund Class 2	$10.74	$10.14	1,383,118.66
Transparent Value Directional Allocation VI Portfolio Class II	$9.65	$9.26	16,501.83
VanEck VIP Global Hard Assets Fund S	$8.57	$5.61	63,072.98
Western Asset Variable Core Bond Plus Portfolio[1] Class II	$10.00	$9.83	1,097,807.50
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.17	$10.35	46,406.80

1Investment Option added July 31, 2015.

2Formerly American Funds IS Cash Management Fund

3Formerly ClearBridge Variable Mid Cap Core Portfolio

4Formerly Fidelity VIP Money Market Portfolio

Table 1 - Base Contract with Optional Value Endorsement – 1.15% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (07/30/2014)	Accumulation Unit Value at End of Period (12/31/2014)	Number of Accumulation Units at End of Period
2014
Alger Capital Appreciation Portfolio Class S	$14.70	$15.38	198,215.83
AB VPS Dynamic Asset Allocation Portfolio B	$11.55	$11.54	38,218.77
AB VPS Real Estate Investment Portfolio B	$12.18	$13.16	55,848.37
AB VPS Small Cap Growth Portfolio B	$13.62	$13.59	802.54
AB VPS Small/Mid Cap Value Portfolio B	$14.95	$15.37	55,483.31
ALPS | Alerian Energy Infrastructure Portfolio[1] Class III	$10.00	$9.55	33,579.01
American Century VP Inflation Protection Fund II	$9.48	$9.24	74,311.92
American Century VP Mid Cap Value Fund II	$14.30	$15.14	290,008.09
American Century VP Ultra Fund II	$13.64	$14.25	21,972.53
American Century VP Value Fund II	$14.04	$14.50	1,231,859.16
American Funds IS Asset Allocation FundSM1 Class 4	$10.00	$10.14	29,175.33
American Funds IS Blue Chip Income and Growth FundSM1 Class 4	$10.00	$10.54	145,289.71
American Funds IS Cash Management FundSM1 Class 4	$10.00	$9.93	641,895.10
American Funds IS Capital Income BuilderSM Class 4	$10.00	$9.78	62,807.02
American Funds IS Global Growth FundSM1 Class 4	$10.00	$9.94	9,370.58
American Funds IS Global Growth and Income Fund SM1 Class 4	$10.00	$9.91	11,931.72
American Funds IS Global Small Capitalization FundSM1 Class 4	$10.00	$9.74	3,518.97
American Funds IS Growth FundSM1 Class 4	$10.00	$10.27	10,808.65
American Funds IS Growth-Income FundSM1 Class 4	$10.00	$10.22	20,264.37
American Funds IS International FundSM1 Class 4	$10.00	$9.37	14,186.91
American Funds IS International Growth and Income FundSM1 Class 4	$10.00	$9.19	5,683.71
American Funds IS New World Fund®[1] Class 4	$10.00	$8.72	102,276.04
American Funds IS U.S. Government/AAA-Rated Securities FundSM1 Class 4	$10.00	$10.08	33,685.74
BlackRock Basic Value V.I. Fund Class III	$14.80	$14.97	108,625.87
BlackRock Capital Appreciation V.I. Fund Class III	$13.38	$14.21	46,009.41
BlackRock Equity Dividend V.I. Fund Class III	$13.22	$13.76	315,919.77
BlackRock Global Allocation V.I. Fund Class III	$11.68	$11.43	514,994.78
BlackRock iShares® Alternative Strategies V.I. Fund[1] Class III	$10.00	$9.92	31,772.37
BlackRock iShares® Dynamic Allocation V.I. Fund[1] Class III	$10.00	$9.84	1,014.18
BlackRock iShares® Dynamic Fixed Income V.I. Fund[1] Class III	$10.00	$10.02	6,742.77
BlackRock iShares® Equity Appreciation V.I. Fund[1] Class III	$10.00	$9.61	1,249.91
BlackRock Large Cap Core V.I. Fund Class III	$13.79	$14.46	21,283.77
BlackRock Large Cap Growth V.I. Fund Class III	$14.00	$14.82	95,813.59
Calvert VP S&P 500 Index Portfolio	$13.78	$14.44	1,179.12
Calvert VP SRI Mid Cap Growth Portfolio	$13.42	$14.04	8,965.81
ClearBridge Variable Dividend Strategy Portfolio[2] Class II	$13.12	$13.83	30,267.19
ClearBridge Variable Mid Cap Core Portfolio Class II	$14.32	$14.80	40,492.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$13.85	$14.76	25,304.37
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$11.56	$12.10	15,255.47
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$11.27	$11.44	61,828.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$10.72	$9.93	338,548.00
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.55	$10.46	118,885.82
Deutsche Alternative Asset Allocation VIP-B	$10.68	$10.41	72,577.44
Deutsche Equity 500 Index VIP-B	$13.69	$14.34	111,798.12
Deutsche Global Small Cap VIP-B	$13.34	$12.75	34,976.64
Deutsche Large Cap Value VIP-B	$13.87	$14.12	16,036.93
Deutsche Small Cap Index VIP-B	$13.54	$14.23	39,502.38
Deutsche Small Mid Cap Value VIP-B	$13.62	$13.84	22,419.19
Eaton Vance VT Floating-Rate Income Fund	$10.69	$15.18	39,486.29
Eaton Vance VT Large-Cap Value Fund	$14.88	$15.18	39,486.29
Fidelity VIP Contrafund Portfolio Service Class 2	$14.19	$14.79	154,497.37
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.97	$10.20	62,755.96
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.69	$11.77	75,093.65
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.49	$12.54	12,026.96
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$13.10	$13.14	16,886.34
Fidelity VIP High Income Portfolio Service Class 2	$11.53	$11.13	141,548.20
Fidelity VIP Mid Cap Portfolio Service Class 2	$13.92	$14.14	134,014.99
Fidelity VIP Money Market Portfolio Service Class 2	$9.68	$9.63	5,157,828.26
Fidelity VIP Overseas Portfolio Service Class 2	$13.04	$12.11	29,652.88
Fidelity VIP Real Estate Portfolio Service Class 2	$13.10	$14.12	504,394.71
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.85	$10.62	303,412.25
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.81	$14.85	75,533.00
First Investors Life Series International Fund	$10.81	$10.23	5,097.27
First Investors Life Series Opportunity Fund[1]	$10.00	$10.19	117,034.38
First Investors Life Series Total Return Fund	$10.86	$10.98	15,266.20
Franklin Income VIP Fund Class 2	$12.29	$11.78	659,806.01
Franklin Mutual Global Discovery VIP Fund Class 2	$13.42	$13.26	133,532.64
Franklin Mutual Shares VIP Fund Class 2	$14.19	$14.07	190,490.20
Franklin Rising Dividends VIP Fund Class 2	$13.83	$14.53	267,051.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.24	$10.18	10,740.77
Guggenheim VIF Long Short Equity Fund	$11.04	$11.55	9,272.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.11	$10.37	50,830.82
Guggenheim VIF Small Cap Value Series Q	$13.59	$13.43	36,129.65
Ivy Funds VIP Asset Strategy	$12.60	$11.97	533,290.83
Ivy Funds VIP Balanced	$12.52	$12.89	444,064.23
Ivy Funds VIP Dividend Opportunities	$13.78	$14.25	66,030.07
Ivy Funds VIP Energy	$12.95	$9.92	98,942.69
Ivy Funds VIP Global Bond	$10.38	$10.00	70,926.78
Ivy Funds VIP Global Growth	$12.92	$12.35	37,314.51
Ivy Funds VIP Global Natural Resources	$10.56	$8.10	34,481.16
Ivy Funds VIP Growth	$14.58	$15.17	59,688.65
Ivy Funds VIP High Income	$10.76	$10.44	1,936,974.88
Ivy Funds VIP International Core Equity	$13.23	$12.41	118,173.53
Ivy Funds VIP Mid Cap Growth	$13.00	$13.70	113,647.61
Ivy Funds VIP Science and Technology	$17.13	$16.95	121,906.88
Ivy Funds VIP Small Cap Growth	$12.54	$12.78	68,859.66
Ivy Funds VIP Small Cap Value	$14.19	$14.66	223,992.93
Janus Aspen Balanced Portfolio Service Shares	$12.75	$13.09	162,839.08
Janus Aspen Enterprise Portfolio Service Shares	$11.26	$12.07	15,114.98
Janus Aspen Flexible Bond Portfolio Service Shares	$10.56	$10.61	132,149.87
Janus Aspen Global Research Portfolio Service Shares	$13.71	$13.83	8,235.85
Janus Aspen Global Technology Portfolio Service Shares	$14.22	$14.69	11,190.52
Janus Aspen Janus Portfolio Service Shares	$13.81	$14.76	7,439.54
Janus Aspen Overseas Portfolio Service Shares	$10.50	$8.87	4,615.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$13.02	$13.30	98,327.97
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$12.15	$11.98	47,001.79
Lazard Retirement International Equity Portfolio Service Shares	$12.72	$11.85	26,168.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$11.29	$11.20	314,677.57
Lord Abbett Series Fund Developing Growth Portfolio VC	$14.34	$15.07	34,856.77
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.85	$14.29	33,045.96
MFS VIT II Corporate Bond Portfolio[4] Service Class	$10.29	$10.34	78,627.68
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.33	$8.99	16,079.86
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.60	$11.49	39,364.55
MFS VIT II International Value Portfolio Service Class	$14.04	$13.52	90,225.07
MFS VIT II Technology Portfolio Service Class	$13.60	$14.13	12,841.83
MFS VIT New Discovery Portfolio Service Class	$13.27	$13.02	29,198.16
MFS VIT Utilities Portfolio Service Class	$14.41	$14.19	124,306.51
Oppenheimer Core Bond Fund1/VA Service Class	$10.00	$10.13	37,255.43
Oppenheimer Discovery Mid Cap Growth Fund1/VA Service Class	$10.00	$10.48	331.31
Oppenheimer Global Fund1/VA Service Class	$10.00	$9.80	1,405.85
Oppenheimer Global Multi-Alternatives Fund1,3/VA Service Class	$10.00	$9.75	10,422.89
Oppenheimer International Growth Fund1/VA Service Class	$10.00	$9.26	91,686.24
Oppenheimer Main Street Fund1/VA Service Class	$10.00	$10.91	22,933.35
Oppenheimer Main Street Small Cap Fund1/VA Service Class	$10.00	$10.32	419.84
PIMCO All Asset Portfolio Advisor Class	$11.14	$10.45	284,949.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.35	$6.47	893,408.48
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.88	$10.18	46,746.80
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$9.92	$9.54	23,210.11
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.65	$9.45	25,207.70
PIMCO High Yield Portfolio Advisor Class	$11.56	$11.44	284,359.84
PIMCO Low Duration Portfolio Advisor Class	$10.31	$10.09	510,356.66
PIMCO Real Return Portfolio Advisor Class	$9.91	$9.53	839,549.00
PIMCO Short-Term Portfolio Advisor Class	$9.95	$9.90	2,799,179.12
PIMCO Total Return Portfolio Advisor Class	$10.38	$10.50	3,059,182.21
Pioneer Bond VCT Portfolio Class II	$10.81	$10.90	634,858.98
Pioneer Equity Income VCT Portfolio Class II	$13.65	$14.52	39,709.30
Pioneer Fund VCT Portfolio Class II	$13.84	$14.39	8,697.93
Pioneer High Yield VCT Portfolio Class II	$12.17	$11.54	119,935.17
Pioneer Strategic Income VCT Portfolio Class II	$10.94	$10.79	478,058.90
Power Income VIT Fund Class 2	$10.40	$13.02	14,709.20
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$13.04	$14.52	39,709.30
Prudential Series Fund Natural Resources Portfolio Class II	$10.36	$7.19	12,171.95
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$13.10	$13.91	42,681.44
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.67	$10.53	23,031.73
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.17	$13.71	392,454.09
Rydex VIF Biotechnology Fund	$16.47	$19.03	42,958.39
Rydex VIF S&P 500 Pure Growth Fund	$15.52	$15.71	42,583.98
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.15	$12.98	13,975.03
Templeton Developing Markets Fund Class 2	$9.85	$8.73	449,080.01
Templeton Foreign VIP Fund Class 2	$12.99	$11.21	978,804.88
Templeton Global Bond VIP Fund Class 2	$10.97	$10.75	766,071.62
Transparent Value Directional Allocation VI Portfolio[1] Class II	$10.00	$9.66	12,031.93
Van Eck VIP Global Hard Assets Fund S	$12.03	$8.57	12,741.31
Western Asset Variable Global High Yield Bond Portfolio Class II	$12.02	$11.18	43,352.87
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[5] Class II	$12.30	$12.33	23,031.73

1Investment Option added July 30, 2014.

2Formerly ClearBridge Variable Equity Income Portfolio

3Formerly Oppenheimer Diversified Alternatives Fund

4Formerly MFS VIT II Bond Portfolio

5Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio

Table 2 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2013)	Accumulation Unit Value at End of Period (12/31/2014)	Number of Accumulation Units at End of Period
2014
Alger Capital Appreciation Portfolio Class S	$13.73	$15.36	198,215.83
AB VPS Dynamic Asset Allocation Portfolio B	$11.22	$11.54	38,218.78
AB VPS Real Estate Investment Portfolio B	$10.67	$13.15	55,848.37
AB VPS Small Cap Growth Portfolio B	$14.05	$13.58	802.55
AB VPS Small/Mid Cap Value Portfolio B	$14.29	$15.36	55,483.32
ALPS | Alerian Energy Infrastructure Portfolio[1] Class III	$10.00	$9.54	33,579.02
American Century VP Inflation Protection Fund II	$9.06	$9.24	74,311.92
American Century VP Mid Cap Value Fund II	$13.19	$15.12	290,008.10
American Century VP Ultra Fund II	$13.14	$14.24	21,972.54
American Century VP Value Fund II	$13.01	$14.49	1,231,859.17
American Funds IS Asset Allocation FundSM1 Class 4	$10.00	$10.13	29,175.33
American Funds IS Blue Chip Income and Growth FundSM1 Class 4	$10.00	$10.53	145,289.71
American Funds IS Cash Management FundSM1 Class 4	$10.00	$9.92	641,895.10
American Funds IS Capital Income BuilderSM Class 4	$10.00	$9.77	62,807.02
American Funds IS Global Growth FundSM1 Class 4	$10.00	$9.93	9,370.58
American Funds IS Global Growth and Income Fund SM1 Class 4	$10.00	$9.90	11,931.72
American Funds IS Global Small Capitalization FundSM1 Class 4	$10.00	$9.73	3,518.97
American Funds IS Growth FundSM1 Class 4	$10.00	$10.26	10,808.65
American Funds IS Growth-Income FundSM1 Class 4	$10.00	$10.21	20,264.37
American Funds IS International FundSM1 Class 4	$10.00	$9.37	14,186.91
American Funds IS International Growth and Income FundSM1 Class 4	$10.00	$9.19	5,683.71
American Funds IS New World Fund®[1] Class 4	$10.00	$8.71	102,276.04
American Funds IS U.S. Government/AAA-Rated Securities FundSM1 Class 4	$10.00	$10.07	33,685.74
BlackRock Basic Value V.I. Fund Class III	$13.83	$14.96	108,625.87
BlackRock Capital Appreciation V.I. Fund Class III	$13.26	$14.20	46,009.41
BlackRock Equity Dividend V.I. Fund Class III	$12.78	$13.75	315,919.77
BlackRock Global Allocation V.I. Fund Class III	$11.36	$11.42	514,994.78
BlackRock iShares® Alternative Strategies V.I. Fund[1] Class III	$10.00	$9.91	31,772.37
BlackRock iShares® Dynamic Allocation V.I. Fund[1] Class III	$10.00	$9.83	1,014.18
BlackRock iShares® Dynamic Fixed Income V.I. Fund[1] Class III	$10.00	$10.02	6,742.77
BlackRock iShares® Equity Appreciation V.I. Fund[1] Class III	$10.00	$9.60	1,249.91
BlackRock Large Cap Core V.I. Fund Class III	$13.07	$14.45	21,283.77
BlackRock Large Cap Growth V.I. Fund Class III	$13.17	$14.81	95,813.59
Calvert VP S&P 500 Index Portfolio	$13.30	$14.43	1,179.12
Calvert VP SRI Mid Cap Growth Portfolio	$13.15	$14.03	8,965.81
ClearBridge Variable Dividend Strategy Portfolio[2] Class II	$12.34	$13.82	30,267.19
ClearBridge Variable Mid Cap Core Portfolio Class II	$13.90	$14.79	40,492.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$14.40	$14.75	25,304.37
Columbia Variable Portfolio - Contrarian Core Fund Share Class 2	$10.86	$12.09	15,255.47
Columbia Variable Portfolio - Dividend Opportunity Fund Share Class 2	$10.55	$11.43	61,828.33
Columbia Variable Portfolio - Emerging Markets Bond Fund Share Class 2	$9.92	$9.93	338,548.00
Columbia Variable Portfolio - High Yield Bond Fund Share Class 2	$10.23	$10.45	118,885.82
Deutsche Alternative Asset Allocation VIP-B	$10.21	$10.40	72,577.44
Deutsche Equity 500 Index VIP-B	$12.84	$14.33	111,798.12
Deutsche Global Small Cap VIP-B	$13.50	$12.74	34,976.64
Deutsche Large Cap Value VIP-B	$12.96	$14.11	16,036.93
Deutsche Small Cap Index VIP-B	$13.79	$14.22	39,502.38
Deutsche Small Mid Cap Value VIP-B	$13.34	$13.83	22,419.19
Eaton Vance VT Floating-Rate Income Fund	$10.63	$10.55	1,155,623.21
Eaton Vance VT Large-Cap Value Fund	$13.43	$15.17	39,486.29
Fidelity VIP Contrafund Portfolio Service Class 2	$13.41	$14.78	154,497.37
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.21	$10.19	62,755.96
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$11.36	$11.76	75,093.65
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$12.08	$12.53	12,026.96
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$12.67	$13.13	16,886.34
Fidelity VIP High Income Portfolio Service Class 2	$11.17	$11.12	141,548.20
Fidelity VIP Mid Cap Portfolio Service Class 2	$13.50	$14.13	134,014.99
Fidelity VIP Money Market Portfolio Service Class 2	$9.76	$9.63	5,157,828.26
Fidelity VIP Overseas Portfolio Service Class 2	$13.37	$12.10	29,652.88
Fidelity VIP Real Estate Portfolio Service Class 2	$11.02	$14.11	504,394.71
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.40	$10.61	303,412.25
Fidelity VIP Value Strategies Portfolio Service Class 2	$14.12	$14.84	75,533.00
First Investors Life Series International Fund	$10.12	$10.22	5,097.27
First Investors Life Series Opportunity Fund[1]	$10.00	$10.18	117,034.38
First Investors Life Series Total Return Fund	$10.49	$10.97	15,266.20
Franklin Income VIP Fund Class 2	$11.40	$11.77	659,806.01
Franklin Mutual Global Discovery VIP Fund Class 2	$12.70	$13.24	133,532.64
Franklin Mutual Shares VIP Fund Class 2	$13.31	$14.06	190,490.20
Franklin Rising Dividends VIP Fund Class 2	$13.54	$14.52	267,051.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.20	$10.17	10,740.77
Guggenheim VIF Long Short Equity Fund	$11.38	$11.54	9,272.87
Guggenheim VIF Multi-Hedge Strategies Fund	$10.03	$10.36	50,830.82
Guggenheim VIF Small Cap Value Series Q	$13.80	$13.42	36,129.65
Ivy Funds VIP Asset Strategy	$12.80	$11.96	533,290.83
Ivy Funds VIP Balanced	$12.14	$12.88	444,064.23
Ivy Funds VIP Dividend Opportunities	$13.14	$14.24	66,030.07
Ivy Funds VIP Energy	$11.24	$9.92	98,942.69
Ivy Funds VIP Global Bond	$10.10	$9.99	70,926.78
Ivy Funds VIP Global Growth	$9.43	$12.34	37,314.51
Ivy Funds VIP Global Natural Resources	$13.74	$8.09	34,481.16
Ivy Funds VIP Growth	$10.38	$15.15	59,688.65
Ivy Funds VIP High Income	$12.39	$10.43	1,936,974.88
Ivy Funds VIP International Core Equity	$12.39	$12.40	118,173.53
Ivy Funds VIP Mid Cap Growth	$12.87	$13.69	113,647.61
Ivy Funds VIP Science and Technology	$16.68	$16.94	121,906.88
Ivy Funds VIP Small Cap Growth	$12.74	$12.77	68,859.66
Ivy Funds VIP Small Cap Value	$13.87	$14.65	223,992.93
Janus Aspen Balanced Portfolio Service Shares	$12.25	$13.08	162,839.08
Janus Aspen Enterprise Portfolio Service Shares	$10.89	$12.06	15,114.98
Janus Aspen Flexible Bond Portfolio Service Shares	$10.26	$10.60	132,149.87
Janus Aspen Global Research Portfolio Service Shares	$13.07	$13.82	8,235.85
Janus Aspen Global Technology Portfolio Service Shares	$13.60	$14.68	11,190.52
Janus Aspen Janus Portfolio Service Shares	$13.26	$14.75	7,439.54
Janus Aspen Overseas Portfolio Service Shares	$10.22	$8.86	4,615.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$12.42	$13.29	98,327.97
Lazard Retirement Global Dynamic Multi Asset Portfolio Service Shares	$11.81	$11.97	47,001.79
Lazard Retirement International Equity Portfolio Service Shares	$12.52	$11.84	26,168.66
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.87	$11.19	314,677.57
Lord Abbett Series Fund Developing Growth Portfolio VC	$14.71	$15.05	34,856.77
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$13.51	$14.28	33,045.96
MFS VIT II Corporate Bond Portfolio[4] Service Class	$9.92	$10.34	78,627.68
MFS VIT II Emerging Markets Equity Portfolio Service Class	$9.79	$8.99	16,079.86
MFS VIT II Global Tactical Allocation Portfolio Service Class	$11.16	$11.48	39,364.55
MFS VIT II International Value Portfolio Service Class	$13.54	$13.51	90,225.07
MFS VIT II Technology Portfolio Service Class	$14.25	$14.12	12,841.83
MFS VIT New Discovery Portfolio Service Class	$12.96	$13.01	29,198.16
MFS VIT Utilities Portfolio Service Class	$12.76	$14.18	124,306.51
Oppenheimer Core Bond Fund1/VA Service Class	$10.00	$10.12	37,255.43
Oppenheimer Discovery Mid Cap Growth Fund1/VA Service Class	$10.00	$10.48	331.31
Oppenheimer Global Fund1/VA Service Class	$10.00	$9.79	1,405.85
Oppenheimer Global Multi-Alternatives Fund1,3/VA Service Class	$10.00	$9.74	10,422.89
Oppenheimer International Growth Fund1/VA Service Class	$10.00	$9.25	91,686.24
Oppenheimer Main Street Fund1/VA Service Class	$10.00	$10.90	22,933.35
Oppenheimer Main Street Small Cap Fund1/VA Service Class	$10.00	$10.31	419.84
PIMCO All Asset Portfolio Advisor Class	$10.54	$10.44	284,949.11
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$8.05	$6.46	893,408.48
PIMCO Emerging Markets Bond Portfolio Advisor Class	$8.05	$10.18	46,746.80
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.17	$9.53	23,210.11
PIMCO Global Multi-Asset Managed Allocation Portfolio Advisor Class	$9.46	$9.44	25,207.70
PIMCO High Yield Portfolio Advisor Class	$9.15	$11.43	284,359.84
PIMCO Low Duration Portfolio Advisor Class	$10.14	$10.08	510,356.66
PIMCO Real Return Portfolio Advisor Class	$9.38	$9.53	839,549.00
PIMCO Short-Term Portfolio Advisor Class	$9.97	$9.89	2,799,179.12
PIMCO Total Return Portfolio Advisor Class	$10.20	$10.49	3,059,182.21
Pioneer Bond VCT Portfolio Class II	$10.44	$10.89	634,858.98
Pioneer Equity Income VCT Portfolio Class II	$13.04	$14.51	39,709.30
Pioneer Fund VCT Portfolio Class II	$13.16	$14.38	8,697.93
Pioneer High Yield VCT Portfolio Class II	$11.72	$11.53	119,935.17
Pioneer Strategic Income VCT Portfolio Class II	$10.54	$10.78	478,058.90
Power Income VIT Fund Class 2	$10.28	$10.03	221,762.89
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$12.36	$13.01	14,709.20
Prudential Series Fund Natural Resources Portfolio Class II	$9.07	$7.18	12,171.95
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$12.91	$13.90	42,681.44
Royce Capital Fund - Micro-Cap Portfolio Service Class	$11.09	$10.52	35,915.66
Royce Capital Fund - Small-Cap Portfolio Service Class	$13.49	$13.69	392,454.09
Rydex VIF Biotechnology Fund	$14.52	$19.01	42,958.39
Rydex VIF S&P 500 Pure Growth Fund	$14.15	$15.70	42,583.98
Rydex VIF S&P MidCap 400 Pure Growth Fund	$13.36	$12.97	13,975.03
Templeton Developing Markets Fund Class 2	$9.65	$8.73	449,080.01
Templeton Foreign VIP Fund Class 2	$12.78	$11.20	978,804.88
Templeton Global Bond VIP Fund Class 2	$10.69	$10.74	766,071.62
Transparent Value Directional Allocation VI Portfolio[1] Class II	$10.00	$9.65	12,031.93
Van Eck VIP Global Hard Assets Fund S	$10.77	$8.57	12,741.31
Western Asset Variable Global High Yield Bond Portfolio Class II	$11.49	$11.17	43,352.87
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio[5] Class II	$11.74	$12.32	23,031.73

1Investment Option added July 30, 2014.

2Formerly ClearBridge Variable Equity Income Portfolio

3Formerly Oppenheimer Diversified Alternatives Fund

4Formerly MFS VIT II Bond Portfolio

5Formerly Legg Mason Dynamic Multi-Strategy VIT Portfolio

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2012)	Accumulation Unit Value at End of Period (12/31/2013)	Number of Accumulation Units at End of Period
2013
Alger Capital Appreciation Portfolio Class S	$10.32	$13.73	78,132.55
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.16	$11.22	25,913.09
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.40	$10.67	32,192.79
AllianceBernstein VPS Small Cap Growth Portfolio B	$9.80	$14.05	1,153.61
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.52	$14.29	32,765.78
American Century VP Inflation Protection Fund II	$10.04	$9.06	39,801.04
American Century VP Mid Cap Value Fund II	$10.92	$13.19	80,457.67
American Century VP Ultra Fund II	$9.73	$13.14	8,947.53
American Century VP Value Fund II	$10.03	$13.01	303,731.43
BlackRock Basic Value V.I. Fund Class III	$10.19	$13.83	25,092.36
BlackRock Capital Appreciation V.I. Fund Class III	$10.08	$13.26	12,026.83
BlackRock Equity Dividend V.I. Fund Class III	$10.44	$12.78	167,038.11
BlackRock Global Allocation V.I. Fund Class III	$10.06	$11.36	214,205.86
BlackRock Large Cap Core V.I. Fund Class III	$9.94	$13.07	4,028.08
BlackRock Large Cap Growth V.I. Fund Class III	$9.99	$13.17	7,863.16
Calvert VP S&P 500 Index Portfolio	$10.28	$13.30	10,069.78
Calvert VP SRI Mid Cap Growth Portfolio	$10.26	$13.15	5,235.81
ClearBridge Variable Equity Income Portfolio Class II	$9.95	$12.34	7,680.37
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.28	$13.90	7,257.64
ClearBridge Variable Small Cap Growth Portfolio Class II	$9.95	$14.40	12,285.58
Columbia Variable Portfolio - Contrarian Core Fund Share[1] Class 2	$10.00	$10.86	1,656.87
Columbia Variable Portfolio - Dividend Opportunity Fund[1] Share Class 2	$10.00	$10.55	4,711.55
Columbia Variable Portfolio - Emerging Markets Bond Fund[1] Share Class 2	$10.00	$9.92	63,423.83
Columbia Variable Portfolio - High Yield Bond Fund[1] Share Class 2	$10.00	$10.23	7,939.85
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.28	$10.21	25,006.94
DWS Equity 500 Index VIP Class B	$9.89	$12.84	18,947.60
DWS Global Small Cap VIP[2] Class B	$10.08	$13.50	10,178.97
DWS Large Cap Value VIP Class B	$10.06	$12.96	3,873.17
DWS Small Cap Index VIP Class B	$10.11	$13.79	21,139.01
DWS Small Mid Cap Value VIP Class B	$10.03	$13.34	17,235.17
Eaton Vance VT Floating-Rate Income Fund	$10.37	$10.63	626,174.78
Eaton Vance VT Large-Cap Value Fund	$10.58	$13.43	12,965.18
Fidelity VIP Contrafund Portfolio Service Class 2	$10.38	$13.41	77,772.58
Fidelity VIP Emerging Markets Portfolio Service Class 2	$9.98	$10.21	29,483.30
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.04	$11.36	24,624.03
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.08	$12.08	2,226.08
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.07	$12.67	9,337.73
Fidelity VIP High Income Portfolio Service Class 2	$10.71	$11.17	81,745.70
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.07	$13.50	52,187.19
Fidelity VIP Money Market Portfolio Service Class 2	$9.89	$9.76	8,842,912.66
Fidelity VIP Overseas Portfolio Service Class 2	$10.41	$13.37	4,321.72
Fidelity VIP Real Estate Portfolio Service Class 2	$10.99	$11.02	213,544.46
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.54	$10.40	158,102.60
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.99	$14.12	40,139.50
First Investors Life Series International Fund[1]	$10.00	$10.12	431.99
First Investors Life Series Total Return Fund[1]	$10.00	$10.49	0.00
Franklin Income VIP Fund[3] Class 2	$10.14	$11.40	301,184.19
Franklin Mutual Global Discovery VIP Fund[4] Class 2	$10.09	$12.70	55,038.64
Franklin Mutual Shares VIP Fund[5] Class 2	$10.52	$13.31	165,839.35
Franklin Rising Dividends VIP Fund[6] Class 2	$10.58	$13.54	149,702.34
Guggenheim VIF Global Managed Futures Strategy Fund	$9.09	$9.20	6,274.16
Guggenheim VIF Long Short Equity Fund[7]	$9.82	$11.38	6,649.09
Guggenheim VIF Multi-Hedge Strategies Fund	$10.00	$10.03	15,877.07
Guggenheim VIF Small Cap Value Series Q	$10.22	$13.80	22,649.17
Ivy Funds VIP Asset Strategy	$10.37	$12.80	296,837.70
Ivy Funds VIP Balanced	$9.95	$12.14	178,500.62
Ivy Funds VIP Dividend Opportunities	$10.27	$13.14	28,494.93
Ivy Funds VIP Energy	$8.92	$11.24	56,906.22
Ivy Funds VIP Global Bond	$10.07	$10.10	21,638.89
Ivy Funds VIP Global Natural Resources	$8.87	$9.43	22,921.79
Ivy Funds VIP Growth	$10.20	$13.74	16,395.08
Ivy Funds VIP High Income[1]	$10.00	$10.38	363,842.93
Ivy Funds VIP International Core Equity	$10.05	$12.39	44,585.61
Ivy Funds VIP International Growth	$10.54	$12.39	10,087.44
Ivy Funds VIP Mid Cap Growth	$10.04	$12.87	62,342.17
Ivy Funds VIP Science and Technology	$10.81	$16.68	52,641.45
Ivy Funds VIP Small Cap Growth	$9.01	$12.74	38,880.75
Ivy Funds VIP Small Cap Value	$10.53	$13.87	70,120.53
Janus Aspen Balanced Portfolio Service Shares	$10.36	$12.25	46,826.33
Janus Aspen Enterprise Portfolio Service Shares	$10.00	$10.89	1,582.82
Janus Aspen Flexible Bond Portfolio Service Shares	$10.43	$10.26	44,641.81
Janus Aspen Global Research Portfolio Service Shares	$10.35	$13.07	2,590.50
Janus Aspen Global Technology Portfolio Service Shares	$10.18	$13.60	6,261.74
Janus Aspen Janus Portfolio Service Shares	$10.34	$13.26	784.68
Janus Aspen Overseas Portfolio Service Shares	$9.06	$10.22	1,544.21
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$12.42	92,821.58
Lazard Retirement Global Dynamic Multi Asset Portfolio[8] Service Shares	$10.02	$11.81	2,354.11
Lazard Retirement International Equity Portfolio Service Shares	$10.51	$12.52	1,285.32
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.07	$11.74	1,844.76
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.19	$10.87	93,107.71
Lord Abbett Series Fund Developing Growth Portfolio VC	$9.52	$14.71	18,846.32
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.08	$13.51	13,937.17
MFS VIT II Bond Portfolio Service Class	$10.11	$9.92	21,233.65
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.49	$9.79	18,960.39
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.42	$11.16	30,029.88
MFS VIT II International Value Portfolio Service Class	$10.75	$13.54	63,761.98
MFS VIT II New Discovery Portfolio Service Class	$10.24	$14.25	23,491.16
MFS VIT II Technology Portfolio Service Class	$9.75	$12.96	2,909.42
MFS VIT II Utilities Portfolio Service Class	$10.75	$12.76	69,986.22
PIMCO All Asset Portfolio Advisor Class	$10.67	$10.54	156,058.20
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$9.56	$8.05	377,536.11
PIMCO Emerging Markets Bond Portfolio Advisor Class	$11.09	$8.05	377,536.11
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.48	$10.17	24,504.69
PIMCO Global Multi-Asset Managed Allocation Portfolio[9] Advisor Class	$10.07	$9.46	12,865.03
PIMCO High Yield Portfolio Advisor Class	$10.77	$9.15	23,302.62
PIMCO Low Duration Portfolio Advisor Class	$10.30	$10.14	278,778.90
PIMCO Real Return Portfolio Advisor Class	$10.48	$9.38	452,411.25
PIMCO Short-Term Portfolio Advisor Class	$10.06	$9.97	1,217,939.58
PIMCO Total Return Portfolio Advisor Class	$10.56	$10.20	1,368,745.14
Pioneer Bond VCT Portfolio Class II	$10.49	$10.44	322,757.48
Pioneer Equity Income VCT Portfolio Class II	$10.26	$13.04	18,029.46
Pioneer Fund VCT Portfolio Class II	$10.03	$13.16	5,335.68
Pioneer High Yield VCT Portfolio Class II	$10.63	$11.72	337,788.19
Pioneer Strategic Income VCT Portfolio Class II	$10.58	$10.54	184,126.42
Power Income VIT Fund Class 2	$9.96	$10.28	136,933.88
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$9.68	$12.36	11,214.08
Prudential Series Fund Natural Resources Portfolio Class II	$8.38	$9.07	3,623.89
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.23	$12.91	28,875.37
Royce Capital Fund - Micro-Cap Portfolio Service Class	$9.32	$11.09	13,740.27
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.17	$13.49	115,234.47
Rydex VIF Biotechnology Fund	$9.55	$14.52	10,195.11
Rydex VIF S&P 500 Pure Growth Fund	$10.15	$14.15	9,725.23
Rydex VIF S&P MidCap 400 Pure Growth Fund	$10.10	$13.36	5,824.90
Templeton Developing Markets Fund[10] Class 2	$9.88	$9.65	261,210.15
Templeton Foreign VIP Fund[11] Class 2	$10.53	$12.78	403,491.25
Templeton Global Bond VIP Fund[12] Class 2	$10.66	$10.69	344,287.80
Van Eck VIP Global Hard Assets Fund S	$9.89	$10.77	4,560.36
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.99	$11.49	64,865.31

1Investment Option added August 1, 2013.

2Formerly DWS Global Small Cap Growth VIP Class B

3Formerly Franklin Income Securities Fund Class 2

4Formerly Mutual Global Discovery Securities Fund Class 2

5Formerly Mutual Shares Securities Fund Class 2

6Formerly Franklin Rising Dividends Securities Fund Class 2

7Formerly Guggenheim U.S. VT Long Short Momentum Fund

8Formerly Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares

9Formerly PIMCO Global Multi-Asset Portfolio Advisor Class

10Formerly Templeton Developing Markets Securities Fund Class 2

11Formerly Templeton Foreign Securities Fund Class 2

12Formerly Templeton Global Bond Securities Fund Class 2

Table 1 - Base Contract – 1.35% Annual Asset Charge
Investment Option	Accumulation Unit Value at Beginning of Period (12/31/2011)	Accumulation Unit Value at End of Period (12/31/2012)	Number of Accumulation Units at End of Period
2012
Alger Capital Appreciation Portfolio Class S	$10.00	$10.32	5,393.27
AllianceBernstein VPS Dynamic Asset Allocation Portfolio B	$10.00	$10.16	612.13
AllianceBernstein VPS Real Estate Investment Portfolio B	$10.00	$10.40	1,939.92
AllianceBernstein VPS Small Cap Growth Portfolio B	$10.00	$9.80	0.00
AllianceBernstein VPS Small/Mid Cap Value Portfolio B	$10.00	$10.52	550.28
American Century VP Inflation Protection Fund II	$10.00	$10.04	6,908.04
American Century VP Mid Cap Value Fund II	$10.00	$10.92	63.31
American Century VP Ultra Fund II	$10.00	$9.73	0.00
American Century VP Value Fund II	$10.00	$10.03	70.38
BlackRock Basic Value V.I. Fund Class III	$10.00	$10.19	4,963.09
BlackRock Capital Appreciation V.I. Fund Class III	$10.00	$10.08	1,061.04
BlackRock Equity Dividend V.I. Fund Class III	$10.00	$10.44	23,742.31
BlackRock Global Allocation V.I. Fund Class III	$10.00	$10.06	34,229.43
BlackRock Large Cap Core V.I. Fund Class III	$10.00	$9.94	449.08
BlackRock Large Cap Growth V.I. Fund Class III	$10.00	$9.99	537.74
Calvert VP SRI Equity Portfolio	$10.00	$10.28	22.40
Calvert VP SRI Mid Cap Growth Portfolio	$10.00	$10.26	233.93
ClearBridge Variable Equity Income Portfolio Class II	$10.00	$9.95	0.00
ClearBridge Variable Mid Cap Core Portfolio Class II	$10.00	$10.28	173.09
ClearBridge Variable Small Cap Growth Portfolio Class II	$10.00	$9.95	0.00
DWS Alternative Asset Allocation VIP Portfolio Class B	$10.00	$10.28	4,221.71
DWS Equity 500 Index VIP Class B	$10.00	$9.89	30.55
DWS Global Small Cap Growth VIP Class B	$10.00	$10.08	30.55
DWS Large Cap Value VIP Class B	$10.00	$10.06	0.00
DWS Small Cap Index VIP Class B	$10.00	$10.11	0.00
DWS Small Mid Cap Value VIP Class B	$10.00	$10.03	2,460.47
Eaton Vance VT Floating-Rate Income Fund	$10.00	$10.37	61,693.81
Eaton Vance VT Large-Cap Value Fund	$10.00	$10.58	2,236.10
Fidelity VIP Contrafund Portfolio Service Class 2	$10.00	$10.38	7,412.56
Fidelity VIP Emerging Markets Portfolio Service Class 2	$10.00	$9.98	688.58
Fidelity VIP FundsManager 50% Portfolio Service Class 2	$10.00	$10.04	2,419.66
Fidelity VIP FundsManager 70% Portfolio Service Class 2	$10.00	$10.08	0.00
Fidelity VIP FundsManager 85% Portfolio Service Class 2	$10.00	$10.07	0.00
Fidelity VIP High Income Portfolio Service Class 2	$10.00	$10.71	32,974.12
Fidelity VIP Mid Cap Portfolio Service Class 2	$10.00	$10.07	3,565.08
Fidelity VIP Money Market Portfolio Service Class 2	$10.00	$9.89	1,130,153.67
Fidelity VIP Overseas Portfolio Service Class 2	$10.00	$10.41	0.00
Fidelity VIP Real Estate Portfolio Service Class 2	$10.00	$10.99	23,206.41
Fidelity VIP Strategic Income Portfolio Service Class 2	$10.00	$10.54	33,104.21
Fidelity VIP Value Strategies Portfolio Service Class 2	$10.00	$10.99	5,139.01
Franklin Income Securities Fund Class 2	$10.00	$10.14	4,813.68
Franklin Rising Dividends Securities Fund Class 2	$10.00	$10.58	28,330.93
Guggenheim VT Global Managed Futures Strategy Fund	$10.00	$9.09	2,809.45
Guggenheim VT Multi-Hedge Strategies Fund	$10.00	$10.00	2,962.95
Guggenheim VT Small Cap Value Series Q	$10.00	$10.22	159.90
Guggenheim VT U.S. Long Short Momentum Fund	$10.00	$9.82	785.59
Ivy Funds VIP Asset Strategy	$10.00	$10.37	52,294.76
Ivy Funds VIP Balanced	$10.00	$9.95	0.00
Ivy Funds VIP Dividend Opportunities	$10.00	$10.27	3,041.83
Ivy Funds VIP Energy	$10.00	$8.92	703.78
Ivy Funds VIP Global Bond	$10.00	$10.07	928.37
Ivy Funds VIP Global Natural Resources	$10.00	$8.87	14,336.96
Ivy Funds VIP Growth	$10.00	$10.20	2,268.01
Ivy Funds VIP International Core Equity	$10.00	$10.05	2,268.01
Ivy Funds VIP International Growth	$10.00	$10.54	2,247.83
Ivy Funds VIP Mid Cap Growth	$10.00	$10.04	5,981.47
Ivy Funds VIP Science and Technology	$10.00	$10.81	2,487.54
Ivy Funds VIP Small Cap Growth	$10.00	$9.01	1,881.55
Ivy Funds VIP Small Cap Value	$10.00	$10.53	4,875.49
Janus Aspen Balanced Portfolio Service Shares	$10.00	$10.36	6,185.43
Janus Aspen Flexible Bond Portfolio Service Shares	$10.00	$10.43	10,667.75
Janus Aspen Global Research Portfolio Service Shares	$10.00	$10.35	58.35
Janus Aspen Global Technology Portfolio Service Shares	$10.00	$10.18	1,356.37
Janus Aspen Janus Portfolio Service Shares	$10.00	$10.34	0.00
Janus Aspen Overseas Portfolio Service Shares	$10.00	$9.06	0.00
Janus Aspen Perkins Mid Cap Value Portfolio Service Shares	$10.00	$10.00	9,068.14
Lazard Retirement International Equity Portfolio Service Shares	$10.00	$10.51	0.00
Lazard Retirement Multi-Asset Targeted Volatility Portfolio Service Shares	$10.00	$10.02	0.00
Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	$10.00	$10.07	0.00
Lord Abbett Series Fund Bond Debenture Portfolio VC	$10.00	$10.19	1,673.55
Lord Abbett Series Fund Developing Growth Portfolio VC	$10.00	$9.52	0.00
Lord Abbett Series Fund Fundamental Equity Portfolio VC	$10.00	$10.08	0.00
MFS VIT II Bond Portfolio Service Class	$10.00	$10.11	802.58
MFS VIT II Emerging Markets Equity Portfolio Service Class	$10.00	$10.49	0.00
MFS VIT II Global Tactical Allocation Portfolio Service Class	$10.00	$10.42	9,499.38
MFS VIT II International Value Portfolio Service Class	$10.00	$10.75	5,023.58
MFS VIT II New Discovery Portfolio Service Class	$10.00	$10.24	396.20
MFS VIT II Technology Portfolio Service Class	$10.00	$9.75	197.49
MFS VIT II Utilities Portfolio Service Class	$10.00	$10.75	3,689.65
Mutual Global Discovery Securities Fund Class 2	$10.00	$10.09	99.95
Mutual Shares Securities Fund Class 2	$10.00	$10.52	20,164.58
PIMCO All Asset Portfolio Advisor Class	$10.00	$10.67	40,103.00
PIMCO CommodityRealReturn® Strategy Portfolio Advisor Class	$10.00	$9.56	31,144.36
PIMCO Emerging Markets Bond Portfolio Advisor Class	$10.00	$11.09	16,560.86
PIMCO Global Bond Portfolio (Unhedged) Advisor Class	$10.00	$10.48	13,407.39
PIMCO Global Multi-Asset Portfolio Advisor Class	$10.00	$10.07	5,796.98
PIMCO High Yield Portfolio Advisor Class	$10.00	$10.77	36,306.28
PIMCO Low Duration Portfolio Advisor Class	$10.00	$10.30	233,787.54
PIMCO Real Return Portfolio Advisor Class	$10.00	$10.48	75,875.06
PIMCO Short-Term Portfolio Advisor Class	$10.00	$10.06	105,820.26
PIMCO Total Return Portfolio Advisor Class	$10.00	$10.56	154,839.82
Pioneer Bond VCT Portfolio Class II	$10.00	$10.49	38,735.04
Pioneer Equity Income VCT Portfolio Class II	$10.00	$10.26	3,589.00
Pioneer Fund VCT Portfolio Class II	$10.00	$10.03	995.26
Pioneer High Yield VCT Portfolio Class II	$10.00	$10.63	59,480.24
Pioneer Strategic Income VCT Portfolio Class II	$10.00	$10.58	71,305.52
Power Income VIT Fund Class 2	$10.00	$9.96	10,738.99
Prudential Series Fund Jennison 20/20 Focus Portfolio Class II	$10.00	$9.68	988.14
Prudential Series Fund Natural Resources Portfolio Class II	$10.00	$8.38	1,250.30
Prudential Series Fund SP Prudential U.S. Emerging Growth Portfolio Class II	$10.00	$10.23	5,399.33
Royce Capital Fund - Micro-Cap Portfolio Service Class	$10.00	$9.32	4,585.70
Royce Capital Fund - Small-Cap Portfolio Service Class	$10.00	$10.17	9,991.62
Rydex VT Biotechnology Fund	$10.00	$9.55	38.71
Rydex VT S&P 500 Pure Growth Fund	$10.00	$10.15	27.44
Rydex VT S&P MidCap 400 Pure Growth Fund	$10.00	$10.10	407.55
Templeton Developing Markets Securities Fund Class 2	$10.00	$9.88	20,748.43
Templeton Foreign Securities Fund Class 2	$10.00	$10.53	29,049.14
Templeton Global Bond Securities Fund Class 2	$10.00	$10.66	41,085.87
Van Eck VIP Global Hard Assets Fund S	$10.00	$9.89	407.55
Western Asset Variable Global High Yield Bond Portfolio Class II	$10.00	$10.99	18,856.69

The Statement of Additional Information (SAI) can provide You with more detailed information about Midland National Life Insurance Company and the Midland National Life Separate Account C including more information about commissions and distribution expenses.  A free copy of the SAI can be obtained by contacting Your registered representative or by contacting Our Customer Service Center at:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421

Facsimile: (866) 511-7038

Information about Midland National Life Insurance Company can be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the public reference room may be obtained by calling the SEC at 202-551-8090.  Reports and other information about Midland National Life Insurance Company are also available on the SEC’s Internet site at http://www.sec.gov.  Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 100 F Street, N.E., Washington, DC  20549-0102.

SEC File No. 811-07772

STATEMENT OF ADDITIONAL INFORMATION FOR THE
LiveWell VARIABLE ANNUITY CONTRACT

Flexible Premium Deferred Variable Annuity Contract

Issued by

MIDLAND NATIONAL LIFE INSURANCE COMPANY
(Through Midland National Life Separate Account C)

Our Customer Service Center:

P.O. Box 758547

Topeka, Kansas 66675-8547

Phone: (866) 747-3421 (toll-free)

Fax: (866) 511-7038 (toll-free)

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the LiveWell Variable Annuity (“contract”) issued by Midland National Life Insurance Company. You may obtain a free copy of the Prospectus dated May 1, 2016, by contacting Us at Our Customer Service Center using the above address and phone numbers. Terms used in the current Prospectus for the contract are incorporated in this document.

This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the contract and the prospectuses for all of the portfolios currently available in the contract.

Dated  May 1, 2016

THE CONTRACT

Entire Contract

Changes to the Contract

Incontestability

Misstatement of Age or Sex

Non-participating

Claims of Creditors

Minimum Benefits

Ownership

Assignment

Accumulation Unit Value

Annuity Payments

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Option Yield Calculation

Other Investment Option Yield Calculations

Standard Total Return Calculations

Cumulative Total Returns

Adjusted Historical Performance Data

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Required Distributions

Non-Natural Person owners

Diversification Requirements

Owner Control

Taxation of Qualified Contracts

DISTRIBUTION OF THE CONTRACTS

SAFEKEEPING OF ACCOUNT ASSETS

STATE REGULATION

RECORDS AND REPORTS

LEGAL MATTERS

FINANCIAL MATTERS

OTHER INFORMATION

FINANCIAL STATEMENTS

THE CONTRACT

Entire Contract

The entire contract between You and Us consists of the contract, the attached written application and any attached endorsements, riders, and amendments.

Changes to the Contract

No one has the right to change any part of the contract or to waive any of its provisions unless the change is approved in writing by one of Our officers. Only our President or Secretary may modify the contract.

We may change the contract without Your consent to conform to state or federal laws or regulations.  A change will be made by attaching an endorsement to the contract.

Incontestability

We will not contest the contract.

Misstatement of Age or Sex

If the age or sex of the annuitant has been misstated, We will adjust the amount of each annuity payment to whatever the applied value would have purchased at the correct age and sex.

Any underpayments made by Us will be paid to the payee.  Any overpayments made by Us will be charged against benefits falling due after adjustment.  All underpayments and overpayments will include interest at the rate required by the jurisdiction in which the contract is delivered.

Non-participating

The contract does not participate in the surplus or profits of the Company and the Company does not pay any dividends on it.

Claims of Creditors

To the extent permitted by law, no benefits payable under the contract to a beneficiary or payee are subject to the claims of creditors.

Minimum Benefits

The annuity payments, surrender values and death benefit under the contract are not less than the minimum required by the laws of the state in which the contract is delivered.

Ownership

The contract belongs to You.  You have all rights granted by the contract, including the right to change owners and beneficiaries, subject to the rights of:

1)      Any assignee of record with Us;

2)      Any irrevocable beneficiary; and

3)      Any restricted ownership.

We must receive written notice informing Us of any change, designation or revocation.  Once recorded, a change, designation or revocation takes effect as of the date the written notice was signed.  However, We are not liable for payments made by Us before We record the written notice.    A change of owner may have adverse tax consequences.

Assignment

An assignment may have adverse tax consequences.

You may assign the contract by giving Us written notice.  The assignment does not take effect until We accept and approve it.  We reserve the right, except to the extent prohibited by applicable laws, regulations, or actions of the State insurance commissioner, to refuse assignments or transfers at any time on a non-discriminatory basis. We will not be responsible for the validity of any assignment. We will not be liable for any payments We make prior to recording the written notice of assignment.

This contract, or any of its riders, is not designed for resale, speculation, arbitrage, viatical settlements or any other type of collective investment scheme.  This contract may not be traded on any stock exchange or secondary market.

Accumulation Unit Value

We determine accumulation unit values for each investment option of Our Separate Account at the end of each valuation period. The accumulation unit value for each investment division was initially set at $10.00.  The accumulation unit value for any business day is equal to the accumulation unit value for the preceding business day multiplied by the net investment factor for that division on that business day.

We determine the net investment factor for each investment option every valuation period by taking a) divided by b) minus c) where:

a)      Is the total of:

1)        The net asset value per share at the end of the current Valuation Period; plus

2)        Any dividend or capital gains per share reinvested during the current Valuation Period; plus

3)        Total accrued, but not yet reinvested, capital gains per share as of the current Valuation Period.

b)     Is the net asset value plus the total accrued but not yet reinvested capital gains per share as of the preceding Valuation Period.

c)     Is the Mortality and Expense Charge plus the Administration Fee for each day in the current Valuation Period.

We reserve the right to subtract any other daily charge for taxes or amounts set aside as a reserve for taxes. Generally, this means that We would adjust unit values to reflect what happens to the portfolios, and also for any charges.

Annuity Payments

The amount of each fixed annuity payment will be set on the Maturity Date and will not subsequently be affected by the investment performance of the investment options.

CALCULATION OF YIELDS AND TOTAL RETURNS

Money Market Investment Option Yield Calculation

In accordance with regulations adopted by the Securities and Exchange Commission, Midland National is required to compute the Fidelity VIP Government Money Market Fund  investment option (called “the money market investment option” for the purpose of this section) current annualized yield for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market investment option or on their respective portfolio securities. This current annualized yield is computed for each money market investment option by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) in the value of a hypothetical account having a balance of one unit of the money market investment option at the beginning of such seven-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return and annualizing this quotient on a 365-day basis. The net change in account value reflects the deductions for the annual maintenance fee, the mortality and expense risk charge, administration charge, and income and expenses accrued during the period. Because of these deductions, the yield for the money market investment option of the Separate Account will be lower than the yield for the respective money market investment option or any comparable substitute funding vehicle.

The Securities and Exchange Commission also permits Midland National to disclose the effective yield of the money market investment option for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

The yield on amounts held in the money market investment option normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market investment option’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market investment option or substitute funding vehicle, the types and quality of portfolio securities held by the money market investment option or substitute funding vehicle, and operating expenses. In addition, the yield figures are for the base contract only with no rider charges and do not reflect the effect of any surrender charge that may be applicable to a particular contract.

Other Investment Option Yield Calculations

Midland National may from time to time disclose the current annualized yield of one or more of the investment options (except the money market investment option) for 30-day periods. The annualized yield of an investment option refers to income generated by the investment option over a specified 30-day period. Because the yield is annualized, the yield generated by an investment option during the 30-day period is assumed to be generated each 30-day period. This yield is computed by dividing the net investment income per accumulation unit earned during the period by the price per unit on the last day of the period, according to the following formula:

YIELD = 2 [ (a – b + 1)6 – 1 ]

     cd

Where:  a =   net investment income earned during the period by the portfolio (or substitute funding vehicle) attributable to shares owned by the investment option.

              b =  expenses accrued for the period (net of reimbursements).

              c =   the average daily number of units outstanding during the period.

              d =  the maximum offering price per unit on the last day of the period.

Net investment income will be determined in accordance with rules established by the Securities and Exchange Commission. Accrued expenses will include all recurring fees that are charged to all owner accounts.

Because of the charges and deductions imposed by the Separate Account the yield of the investment option will be lower than the yield for the corresponding portfolio. The yield on amounts held in the investment options normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The investment option’s actual yield will be affected by the types and quality of portfolio securities held by the portfolio, and its operating expenses.

Standard Total Return Calculations

Midland National may from time to time also disclose average annual total returns for one or more of the investment options for various periods of time. Average annual total return quotations are computed by finding the average annual compounded rates of return over one, five and ten year periods that would equate the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:       P =        a hypothetical initial payment of $1,000

                   T =        average annual total return

                   n =        number of years

      ERV =  ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five, or ten-year period, at the end of the one, five, or ten-year period (or fractional portion thereof).

All recurring fees that are charged to all owner accounts are recognized in the ending redeemable value. This includes a contract charges factor that is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40  maintenance fee. This additional amount is based on an “average” Contract with an initial premium of $100,000 so it is calculated as $40, or 0.04%, annually. The standard average annual total return calculations assume the contract is surrendered.

Midland National may disclose average annual total returns in various ways, depicting whether the contract is surrendered or maintained in force.  Accordingly, Midland National may disclose the following types of average annual total return:

1.      The contract is surrendered and

2.      The contract is not surrendered.

Cumulative Total Returns

Midland National may from time to time also disclose cumulative total returns in conjunction with the annual returns described above. The cumulative returns will be calculated using the following formula.

CTR = [ERV/P] – 1

Where:     CTR = the cumulative total return net of investment option recurring charges for the period.

ERV = ending redeemable value of an assumed $1,000 payment at the beginning of the one, five, or ten-year period at the end of the one, five, or ten-year period (or fractional portion thereof).

                 P      =  an assumed initial payment of $1,000.

Midland National may also disclose the value of an assumed payment of $10,000 (or other amounts) at the end of various periods of time.

Adjusted Historical Performance Data

Midland National may also disclose adjusted historical performance data for an investment option for periods before the investment option commenced operations, based on the assumption that the investment option was in existence before it actually was, and that the investment option had been invested in a particular portfolio that was in existence prior to the investment option’s commencement of operations. The portfolio used for these calculations will be the actual portfolio that the investment option will invest in.

Adjusted historical performance data of this type will be calculated as follows. First, the value of an assumed $1,000 investment in the applicable portfolio is calculated on a monthly basis by comparing the net asset value per share at the beginning of the month with the net asset value per share at the end of the month (adjusted for any dividend distributions during the month), and the resulting ratio is applied to the value of the investment at the beginning of the month to get the gross value of the investment at the end of the month. Second, that gross value is then reduced by a “contract charges” factor to reflect the charges imposed under the contract. The contract charges factor is calculated by taking the daily Separate Account asset charge and adding an additional amount that adjusts for the current $40 maintenance fee. This additional amount is based on an  average accumulation value of $20,000 so it is calculated as $40, or 0.20% annually. The total is then divided by 12 to get the monthly contract charges factor, which is then applied to the value of the hypothetical initial payment in the applicable portfolio to get the value in the investment option. The contract charges factor is assumed to be deducted at the beginning of each month. In this manner, the Ending Redeemable Value (“ERV”) of a hypothetical $1,000 initial payment in the investment option is calculated each month during the applicable period, to get the ERV at the end of the period. Third, that ERV is then utilized in the formulas above.

This type of performance data may be disclosed on both an average annual total return and a cumulative total return basis.  Moreover, it may be disclosed assuming that the contract is not surrendered (i.e., with no deduction for the contingent deferred sales charge) and assuming that the contract is surrendered at the end of the applicable period (i.e., reflecting a deduction for any applicable contingent deferred sales charge).

FEDERAL TAX MATTERS

Tax-Free Exchanges (Section 1035)

Midland National accepts premiums which are the proceeds of a contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code (“Code”).

We also accept “rollovers” from contracts qualifying as individual retirement annuities or accounts (IRAs), or any other qualified contract which is eligible to “rollover” into an IRA. The Company differentiates between nonqualified contracts and IRAs to the extent necessary to comply with federal tax laws. In all events, a tax adviser should be consulted with and relied upon before you effect an exchange or a rollover.

Required Distributions

In order to be treated as an annuity contract for federal income tax purposes, section 72(s) of the Code requires any nonqualified contract to provide that (a) if any owner dies on or after the annuity date but prior to the time the entire interest in the contract has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that owner’s death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed (1) within five years after the date of that owner’s death, or (2) as Annuity payments which will begin within one year of that owner’s death and which will be made over the life of the owner’s “designated beneficiary” or over a period not extending beyond the life expectancy of that beneficiary. The owner’s “designated beneficiary” is the person to whom ownership of the contract passes by reason of death and must be a natural person. However, if the owner’s designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner.

The nonqualified contracts contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to qualified contracts.

Non-Natural Person owners

If a non-natural person (e.g., a corporation or a trust) owns a nonqualified contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year.

There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

The tax discussion in the prospectus and herein generally applies to contracts owned by natural persons.

Diversification Requirements

The Code requires that the investments of each investment option of the Separate Account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes.  It is intended that each investment option, through the fund company in which it invests, will satisfy these diversification requirements.

Owner Control

In some circumstances, owners of variable contracts who retain control over the investment of the underlying Separate Account assets may be treated as owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, We believe that the owner of a contract should not be treated as the owner of the Separate Account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying Separate Account assets.

Taxation of Qualified Contracts

The tax rules applicable to qualified contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract.  Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

Individual Retirement Accounts (IRAs), as defined in Section 408 of the Code, permit individuals to make annual contributions of up to the lesser of specific dollar amount or the amount of compensation includible in the individual’s gross income for the year.  The contributions may be deductible in whole or in part, depending on the individual’s income.  Distributions from certain retirement plans may be “rolled over” into an IRA on a tax-deferred basis without regard to these limits.  Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA.  A 10% penalty tax generally applies to distributions made before age 59½, unless certain exceptions apply.

Roth IRAs, as described in Code section 408A, permit certain eligible individuals to contribute to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA.  The owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.  Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59½ (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA.  A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

DISTRIBUTION OF THE CONTRACTS

The contracts are offered to the public on a continuous basis.  We anticipate continuing to offer the contracts, but reserve the right to discontinue the offering.

Sammons Financial Network, LLC (“Sammons Financial Network”) serves as principal underwriter for the contracts.  Sammons Financial Network is a Delaware limited liability company and its principal office is located at 4546 Corporate Drive, Suite 100, West Des Moines, IA 50266.  Sammons Financial Network is an indirect, wholly owned subsidiary of Sammons Enterprises, Inc. of Dallas, Texas, which in turn is the ultimate parent company of Midland National Life Insurance Company.  Sammons Financial Network is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of FINRA, Inc.  Sammons Financial Network offers the contracts through its registered representatives.  Sammons Financial Network also may enter into selling agreements with other broker-dealers (“selling firms”) and compensates them for their services.  Registered representatives, who offer contracts, are appointed as insurance agents for Midland National Life Insurance Company.

A  distribution allowance is paid to Sammons Financial Network of 1.00% of total premiums received on LiveWell Variable Annuity. The distribution allowance is as follows:

Fiscal Year	Aggregate Amount of Distribution Allowance Paid to Sammons Financial Network *
2013	$1,449,778.49
2014	$2,371,569.80
2015	$3,681,608.31

*Represents an underwriting fee paid to Sammons Financial Network for  LiveWell Variable Annuity  under Separate Account C.

Sammons Financial Network, LLC or its affiliates via expense sharing agreements will pay the advertising and sales expenses related to the distribution of the contracts.

We and/or Sammons Financial Network may pay certain selling firms additional amounts for:

•         participation in their marketing programs, which may include marketing services and increased access to their sales representatives;

•         sales promotions relating to the contracts;

•         costs associated with sales conferences and educational seminars for their sales representatives; and

•         other sales expenses incurred by them.

We may pay flat dollar amounts to certain selling firms. Our sales and marketing personnel may be permitted to attend selling firm’s annual, sales, and other conferences and/or may be given booth time, speaking time, or access to lists of the selling firm’s registered representatives.

We and/or Sammons Financial Network may make bonus payments to certain selling firms based on aggregate sales or persistency standards.  These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms.

SAFEKEEPING OF ACCOUNT ASSETS

Title to assets of the Separate Account is held by Midland National. The assets are held separate and apart from our Fixed Account assets. Records are maintained of all premiums and redemptions of portfolio shares held by each of the investment options.

STATE REGULATION

Midland National is subject to the insurance laws and regulations of all the states where it is licensed to operate. The availability of certain contract rights and provisions depends on state approval and/or filing and review processes. Where required by state law or regulation, the contracts will be modified accordingly.

RECORDS AND REPORTS

All records and accounts relating to the Separate Account will be maintained by Midland National. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, reports containing such information as may be required under that Act or by any other applicable law or regulation will be sent to owners semi-annually at their last known address of record.

LEGAL MATTERS

Legal advice regarding certain matters relating to the federal securities laws applicable to the issue and sale of the contracts has been provided by Sutherland Asbill & Brennan LLP, Washington, D.C.

FINANCIAL MATTERS

The financial statements of Midland National Life Separate Account C at December 31, 2015, and for the periods disclosed in those financial statements, and the financial statements and schedules of Midland National Life Insurance Company at December 31, 2015 and 2014, and for the three years in the period ended December 31, 2015, appearing herein have been audited by PricewaterhouseCoopers LLP, an independent registered public accounting firm.  The financial statements and schedules audited by PricewaterhouseCoopers LLP have been included in reliance on their report, given on their authority as experts in accounting and auditing. The mailing address for PricewaterhouseCoopers LLP is as follows:

PricewaterhouseCoopers LLP

699 Walnut Street, Suite 1300

Des Moines, IA 50309

OTHER INFORMATION

A Registration Statement has been filed with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the contracts discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

FINANCIAL STATEMENTS

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

CONSOLIDATED FINANCIAL STATEMENTS

FOR THE YEARS ENDED DECEMBER 31, 2015 and 2014

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)

-------------------------------------------------------------------------------------------------------------

Independent Auditor's Report                                                                                1

Midland National Life Insurance Company and Subsidiaries
   Consolidated Financial Statements

     Consolidated Balance Sheets as of December 31, 2015 and 2014                                           2

     Consolidated Statements of Income for the years ended
       December 31, 2015, 2014, and 2013                                                                    3

     Consolidated Statements of Comprehensive Income for the years ended
       December 31, 2015, 2014, and 2013                                                                    4

     Consolidated Statements of Stockholder's Equity for the years ended
       December 31, 2015, 2014, and 2013                                                                    5

     Consolidated Statements of Cash Flows for the years ended
       December 31, 2015, 2014, and 2013                                                                    6

     Notes to Consolidated Financial Statements                                                             8

                           Independent Auditor's Report

To the Board of Directors of Midland National Life Insurance Company and Subsidiaries:

We have audited the accompanying consolidated financial statements of Midland National Life
Insurance Company and its subsidiaries (the "Company"), which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of income, of comprehensive income, of stockholder's equity and of cash flows for each of the three years in the period ended December 31, 2015.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of
America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the
United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Midland National Life Insurance Company and its subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

March 28, 2016

PricewaterhouseCoopers LLP, 699 Walnut, Suite 1300, Des Moines, IA 50309
T: (515) 246-3800, F: (515) 246 3811, www.pwc.com/us

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED BALANCE SHEETS
DECEMBER 31, 2015 and 2014
-----------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands, except share amounts)
-----------------------------------------------------------------------------------------------------------------------

                                                                                                2015                2014
                                                                                          ------------------  ------------------
ASSETS
Investments
    Fixed maturities, available-for-sale, at fair value                                       $  36,370,496       $  35,004,141
    Equity securities, available-for-sale, at fair value                                            486,423             629,968
    Mortgage loans                                                                                4,411,801           2,946,469
    Policy loans                                                                                    357,805             362,181
    Short-term investments                                                                          802,297             681,352
    Derivative instruments                                                                          363,853             607,805
    Other invested assets                                                                           864,934             977,601
                                                                                          ------------------  ------------------
       Total investments                                                                         43,657,609          41,209,517

Cash                                                                                                150,972             369,820
Accrued investment income                                                                           313,436             298,459
Deferred policy acquisition costs and present                                                     1,811,664           1,581,768
value of future profits of acquired businesses
Deferred sales inducements                                                                          530,061             460,588
Other receivables, other assets and property, plant and equipment                                   610,597             346,951
Reinsurance receivables                                                                           1,751,861           1,849,174
Separate account assets                                                                           1,450,499           1,279,865
                                                                                          ------------------  ------------------
       Total assets                                                                           $  50,276,699       $  47,396,142
                                                                                          ==================  ==================

LIABILITIES
Policyholder account balances                                                                 $  36,381,071       $  33,608,754
Policy benefit reserves                                                                           1,613,143           1,496,443
Policy claims and benefits payable                                                                  203,891             222,690
Notes payable                                                                                       383,440             383,440
Repurchase agreements, other borrowings and collateral on
    derivative instruments                                                                        4,266,694           4,049,716
Deferred income tax                                                                                 657,371             896,685
Other liabilities                                                                                   891,263             889,089
Separate account liabilities                                                                      1,450,499           1,279,865
                                                                                          ------------------  ------------------
       Total liabilities                                                                         45,847,372          42,826,682
                                                                                          ------------------  ------------------

STOCKHOLDER'S EQUITY
Common stock, $1 par value, 1,000 shares authorized,
  issued and outstanding                                                                              2,549               2,549
Additional paid-in capital                                                                          493,893             476,573
Retained earnings                                                                                 3,075,580           2,737,239
Accumulated other comprehensive income                                                              843,065           1,351,554
                                                                                          ------------------  ------------------
    Total Midland National Life stockholder's equity                                              4,415,087           4,567,915
Noncontrolling interest                                                                              14,240               1,545
                                                                                          ------------------  ------------------
       Total stockholder's equity                                                                 4,429,327           4,569,460
                                                                                          ------------------  ------------------
          Total liabilities and stockholder's equity                                          $  50,276,699       $  47,396,142
                                                                                          ==================  ==================

              The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 and 2013
-----------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)
-----------------------------------------------------------------------------------------------------------------------

                                                                                  2015                2014                2013
                                                                         ------------------  ------------------  ------------------

REVENUES
Premiums                                                                      $    236,434        $    232,994        $    221,462
Charges on interest sensitive and investment-type products                         468,696             423,206             394,221
Net investment income                                                            1,575,899           1,725,708           1,627,179
Net gains on derivatives and derivative instruments                                282,414             343,313             333,118
Net realized investment gains                                                      123,442             237,092             134,180

Net impairment loss recognized in earnings                                        (120,462)            (53,031)            (21,132)

Other income (loss)                                                                   (796)             18,722              17,939
                                                                         ------------------  ------------------  ------------------
       Total revenue                                                             2,565,627           2,928,004           2,706,967
                                                                         ------------------  ------------------  ------------------

BENEFITS AND EXPENSES
Interest credited to policyholder account balances                                 896,087           1,205,610           1,047,995
Benefits incurred                                                                  481,481             519,672             423,172
Amortization of deferred sales inducements                                          93,541              48,093              82,837
                                                                         ------------------  ------------------  ------------------
       Total benefits                                                            1,471,109           1,773,375           1,554,004

Operating and other expenses (net of commissions and other
    expenses deferred)                                                             258,013             206,285             220,856
Amortization of deferred policy acquisition costs and
    present value of future profits of acquired businesses                         197,343              75,700             189,200
                                                                         ------------------  ------------------  ------------------
    Total benefits and expenses                                                  1,926,465           2,055,360           1,964,060
                                                                         ------------------  ------------------  ------------------

    Income before income taxes                                                     639,162             872,644             742,907

Income tax provision                                                               172,276             281,049             232,489
                                                                         ------------------  ------------------  ------------------
       Net income                                                                  466,886             591,595             510,418
                                                                         ------------------  ------------------  ------------------

       Plus: Net (income) loss attributable to noncontrolling interest              (4,665)              2,768                   -
                                                                         ------------------  ------------------  ------------------

Net income attributable to Midland National Life                                 $ 462,221           $ 594,363           $ 510,418
                                                                         ==================  ==================  ==================

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 and 2013
--------------------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)
--------------------------------------------------------------------------------------------------------------------------------

                                                                                     2015             2014              2013
                                                                               --------------   --------------   ---------------

   Net income                                                                   $    466,886     $    591,595      $    510,418
                                                                               --------------   --------------   ---------------
   Other comprehensive income (loss):
      Net unrealized gain (loss) on available-for-sale
        investments, non-credit portion of OTTI, and certain
        interest rate swaps                                                         (509,922)         818,529          (952,559)
      Change in pension liability                                                          -            8,679             5,166
      Change in post-retirement liability                                              1,433           (5,203)           10,491
                                                                               --------------   --------------   ---------------
            Total other comprehensive income (loss)                                 (508,489)         822,005          (936,902)
                                                                               --------------   --------------   ---------------
   Comprehensive income (loss)                                                       (41,603)       1,413,600          (426,484)
   Plus: Comprehensive income (loss) attributable to noncontrolling interest          (4,665)           2,768                 -
                                                                               --------------   --------------   ---------------
      Comprehensive income (loss) attributable to Midland National Life            $ (46,268)     $ 1,416,368        $ (426,484)
                                                                               ==============   ==============   ===============

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
FOR THE YEARS ENDED DECEMBER 31, 2015, 2014 and 2013
-----------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)

                                                    Midland National Life Insurance Co. Stockholder's Equity
                                           ----------------------------------------------------------------------------------
                                                                                   Accumulated
                                                      Additional                      Other           Non-          Total
                                            Common     Paid-in       Retained     Comprehensive    Controlling   Stockholder's
                                            Stock      Capital       Earnings        Income         Interest        Equity
                                           ---------  -----------  -------------  --------------  -------------- -------------
Balance, December 31, 2012                  $ 2,549    $ 407,279    $ 2,124,151     $ 1,466,451             $ -   $ 4,000,430
Total comprehensive income (loss)                 -            -        510,418        (936,902)              -      (426,484)
Capital contribution                              -       21,830              -               -               -        21,830
Employee stock ownership plan                     -       20,070              -               -               -        20,070
Dividends paid on common stock                    -            -       (122,441)              -               -      (122,441)
                                           ---------  -----------  -------------  --------------  -------------- -------------
Balance, December 31, 2013                    2,549      449,179      2,512,128         529,549               -     3,493,405
Total comprehensive income (loss)                 -            -        594,363         822,005               -     1,416,368
Capital contribution                              -        6,005              -               -               -         6,005
Employee stock ownership plan                     -       21,389              -               -               -        21,389
Equity transaction with
  noncontrolling interest                         -            -              -               -           1,545         1,545
Dividends paid on common stock                    -            -       (369,252)              -               -      (369,252)
                                           ---------  -----------  -------------  --------------  -------------- -------------
Balance, December 31, 2014                    2,549      476,573      2,737,239       1,351,554           1,545     4,569,460
Total comprehensive income (loss)                 -            -        462,221        (508,489)          4,665       (41,603)
Employee stock ownership plan                     -       17,320              -               -               -        17,320
Equity transaction with
  noncontrolling interest                         -            -              -               -           8,030         8,030
Dividends paid on common stock                    -            -       (123,880)              -               -      (123,880)
                                           ---------  -----------  -------------  --------------  -------------- -------------
Balance, December 31, 2015                  $ 2,549    $ 493,893    $ 3,075,580       $ 843,065        $ 14,240   $ 4,429,327
                                           =========  ===========  =============  ==============  ============== =============

                 The accompanying notes are an integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2015, 2014, and 2013
-----------------------------------------------------------------------------------------------------------------------
(Amounts in Thousands)
-----------------------------------------------------------------------------------------------------------------------

                                                                          2015            2014            2013
                                                                     --------------  --------------  --------------

OPERATING ACTIVITIES
Net income                                                            $    466,886    $    591,595    $    510,418
Adjustments to reconcile net income to net cash
   provided by operating activities
   Amortization of deferred policy acquisition costs,
       deferred sales inducements and present value
       of future profits of acquired businesses                            290,884         123,793         272,037
   Net amortization of premiums and discounts
       on investments                                                     (147,613)       (145,652)       (150,893)
   Amortization of index options                                           327,674         199,025         159,644
   Employee stock ownership plan                                            17,320          21,389          20,070
   Policy acquisition costs deferred                                      (349,561)       (279,766)       (295,664)
   Sales inducements deferred                                             (116,128)       (115,144)       (111,657)
   Net realized investment (gains) and net
       impairment losses recognized in earnings                             (2,980)       (184,061)       (113,048)
   Net (gains) losses on derivatives and derivative
       instruments                                                        (282,414)       (343,313)       (333,118)
   Provision (benefit) for deferred income taxes                            34,488         (17,727)        199,847
   Net interest credited and product charges on
       interest sensitive and investment-type products                     771,376       1,202,534         987,532
   Changes in other assets and liabilities
      Net receivables                                                     (277,572)        (99,442)       (145,935)
      Net payables                                                          15,816          77,252          61,883
      Policy benefits and reserves                                         180,068         281,392         311,366
      Other, net                                                            73,375        (144,591)        (45,794)
                                                                     --------------  --------------  --------------
       Net cash provided by operating activities                       $ 1,001,619     $ 1,167,284     $ 1,326,688
                                                                     --------------  --------------  --------------
INVESTING ACTIVITIES
Proceeds from investments sold, matured or repaid
   Fixed maturities                                                  $   6,056,586   $   5,975,089   $   4,649,637
   Equity securities                                                       153,572           8,194          50,228
   Mortgage loans                                                          196,255         219,765          29,890
   Other invested assets                                                    79,143          57,586         123,768
Cost of investments acquired
   Fixed maturities                                                     (8,192,704)     (7,293,375)     (7,836,402)
   Equity securities                                                       (51,664)       (156,526)       (114,302)
   Mortgage loans                                                       (1,661,568)     (1,217,892)       (870,861)
   Derivative instruments                                                 (234,002)        (89,611)         56,462
   Other invested assets                                                   (34,949)        (32,117)        (62,839)
Net change in policy loans                                                   4,376          (8,159)         (4,618)
Net change in short-term investments                                      (120,945)       (527,705)        452,858
Net change in collateral on derivatives                                   (102,798)        (34,382)        157,147
Net change in amounts due to/from brokers                                    2,648          25,277          64,908
                                                                     --------------  --------------  --------------
    Net cash used in investing activities                               (3,906,050)     (3,073,856)     (3,304,124)
                                                                     --------------  --------------  --------------

FINANCING ACTIVITIES
Receipts from universal life and investment products                     5,128,084       3,370,222       3,817,909
Benefits paid on universal life and investment products                 (2,646,427)     (2,072,809)     (1,938,507)
Net change in repurchase agreements and other borrowings                   319,775         616,419         355,954
Issuance of notes payable                                                        -         241,440         142,000
Capital contributions received                                                   -           6,005          21,830
Capital contributions received from noncontrolling interest                  8,031           4,313               -
Dividends paid on common stock                                            (123,880)       (369,252)       (112,699)
                                                                     --------------  --------------  --------------
    Net cash provided by financing activities                            2,685,583       1,796,338       2,286,487
                                                                     --------------  --------------  --------------

Net change in cash                                                        (218,848)       (110,234)        309,051

Cash at beginning of year                                                  369,820         480,054         171,003
                                                                     --------------  --------------  --------------

Cash at end of year                                                   $    150,972    $    369,820    $    480,054
                                                                     ==============  ==============  ==============

SUPPLEMENTAL INFORMATION
   Cash paid during the year for
   Income taxes                                                       $    200,000    $    147,000     $    27,741
   Interest on other borrowings                                              7,259           5,245           4,278

   Non-cash investing and financing activities:
   Dividends paid by transfer of securities                              $       -       $       -     $     9,742

                 The accompanying notes are in integral part of the consolidated financial statements.

MIDLAND NATIONAL LIFE INSURANCE COMPANY AND SUBSIDIARIES
(a wholly owned subsidiary of Sammons Financial Group, Inc.)
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(Dollars in Thousands)
-----------------------------------------------------------------------------------------------------------------------

1.      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

        Organization

        Midland  National Life Insurance  Company and  Subsidiaries  ("Midland  National" or the "Company") is a wholly owned  subsidiary of Sammons  Financial  Group,  Inc.  ("SFG").  SFG is an indirect wholly owned  subsidiary of
        Sammons  Enterprises,  Inc.  ("SEI").  Midland  National has three wholly owned  subsidiaries.  MNL Reinsurance
        Company  ("MNL  Re")  and  Solberg  Reinsurance  Company  ("Solberg  Re")  are  captive  reinsurance  companies domiciled  in Iowa.  Midland  National  Services  Corporation,  LLC  ("MNSC") is a Delaware  Limited  Liability
        Company  created as a wholly  owned  subsidiary  of Midland  National  to hold  agreed  amounts  for payment of facility  fees and  other  amounts  due  under a credit  facility  agreement  that  governs  a letter of credit arrangement  between several SFG entities and a large  commercial  bank.  Midland  National  offers  individual life and annuity products in 49 states and the District of Columbia.  The Company is affiliated  through common ownership with North American Company for Life and Health Insurance ("North American").

        Basis of presentation

        The consolidated  financial  statements have been prepared in conformity with accounting  principles  generally accepted  in the United  States of America  ("GAAP")  and  reflect the  consolidation  of the Company  with its wholly owned subsidiaries and all entities for which it holds a controlling  financial  interest.  Intercompany transactions have been eliminated in consolidation.

        The Company has a financial  interest in several entities where it is required to determine  whether the entity should be  consolidated  in the  Company's  financial  statements.  For each  financial  interest,  the Company performs  an  analysis  to  determine  whether it has a  controlling  financial  interest in an entity by first evaluating  whether the entity is a voting interest entity or a variable interest entity ("VIE").  The analysis requires the  evaluation  of several  characteristics,  including  the  determination  of whether an entity has sufficient  equity at risk to allow it to adequately  finance its activities,  the determination of whether the party with the power to direct the  activities of the entity has equity  investment at risk in the entity,  and whether the equity  investment at risk lacks the obligation to absorb  expected  losses or the right to receive expected residual returns.

        Voting interest  entities are entities in which the total equity investment at risk is sufficient to enable the entity to finance its  activities  independently  and the equity  holders have the obligation to absorb losses, the right to receive  residual  returns,  and the right to make decisions  about the entity's  activities.  The usual condition for a controlling  financial  interest in an entity is ownership of a majority voting interest.
        Accordingly, the Company consolidates voting interest entities in which it has a majority voting interest.

        If an entity is determined to be a VIE, the next step is the  identification of the primary  beneficiary of the
        VIE.  An  enterprise  is deemed to be the primary  beneficiary  of a VIE if it has both (i) the power to direct the  activities  of the entity  that most  significantly  impact the VIE's  economic  success  and (ii) has the obligation to absorb losses or receive  benefits that could  potentially  be  significant  to the VIE, or both.
        The  Company  determines  whether  it is the  primary  beneficiary  of a VIE by  performing  an  analysis  that principally  considers:  (i) the VIE's  purpose and design,  including the risks the VIE was designed to create and pass through to its variable interest holders,  (ii) the VIE's capital  structure,  (iii) the terms between the VIE and its  variable  interest  holders  and other  parties  involved  with the VIE,  (iv) which  variable interest  holders have the power to direct the activities of the VIE that most  significantly  impact the VIE's economic performance,  (v) which variable interest holders have the obligation to absorb losses or the right to receive  benefits  from the VIE that  could  potentially  be  significant  to the VIE and  (vi)  related  party relationships.  The party that is the primary  beneficiary  consolidates the financial  results of the VIE. The
        Company  will  continue to assess its  investments  on an ongoing  basis as  circumstances  may change  whereby an entity could be  determined  to be a VIE.  The Company  could  become a primary  beneficiary  in such a VIE, or an entity's  characteristics  could  change  whereby it is no longer a VIE.  All of these  situations  could potentially  have  a  corresponding  impact  on the  Company's  consolidated  financial  statements.  When  the
        Company does not have a controlling  financial interest in an entity but exerts significant  influence over the entity's  operating and financial  policies  (generally  defined as owning a voting interest of 20% to 50%) and has an  investment  in common  stock or  in-substance  common  stock,  the Company  primarily  accounts for its investment  using the equity method of  accounting.  For certain  limited  partnerships,  the threshold for the equity method of accounting is 5%.

        See Note 7 for further discussion related to the Company's involvement with VIEs.

        Use of estimates

        The  preparation  of financial  statements in conformity  with GAAP requires  management to make  estimates and assumptions  that affect the reported amount of assets and liabilities and disclosure of contingent  assets and liabilities at the date of the financial  statements and the reported  amounts of revenues and expenses  during the reporting period.  Actual results could differ significantly from those estimates.

        The most significant  areas which require the use of management's  estimates relate to the determination of the fair values of  financial  assets and  liabilities,  derivatives  and  derivative  instruments,  impairment  of securities,  income taxes,  deferred  policy  acquisition  costs  ("DAC"),  present value of future  profits of acquired businesses ("PVFP"),  deferred sales inducements ("DSI"),  reinsurance  receivables and policy benefit reserves for traditional life insurance policies.

        Interest rate risk

        The  Company  is  subject  to the risk that  interest  rates  will  change  and  cause  changes  in  investment prepayments  and  changes  in the  value of its  investments.  Policyholder  persistency  is also  affected  by changes in interest  rates.  The Company  manages its interest rate risk by monitoring  its asset and liability durations  within a predetermined  range.  It will mitigate this risk by rebalancing  assets when it approaches the boundaries of the  pre-determined  range. To the extent that  fluctuations in interest rates cause the cash flows and duration of assets and liabilities to differ from product pricing  assumptions,  the Company may have to sell assets prior to their maturity and realize a loss.

        Liquidity risk

        Market  conditions  for fixed income  securities  could be such that  illiquidity  in the markets could make it difficult  for the Company to sell certain  securities  and  generate  cash to meet  policyholder  obligations.
        Management  believes it has adequate  liquidity in its investment  portfolio and other sources of funds to meet any future policyholder obligations.

        Counterparty risk

        The  Company  enters  into   derivative  and  repurchase   agreements   with  various   financial   institution
        counterparties.  The Company is at risk that any particular  counterparty  will fail to fulfill its obligations under  outstanding  agreements.  The  Company  generally  limits  this risk by  selecting  counterparties  with long-standing  performance  records  and with  credit  ratings of "A" or above.  The amount of exposure to each counterparty is essentially the net replacement cost or fair value for such agreements with each  counterparty, as well as any interest due the Company from the last interest  payment  period less any  collateral  posted by the counterparty.

        Fair value of financial assets, financial liabilities, and financial instruments

        The Company can elect an option to record at fair value certain  financial  assets and  financial  liabilities.
        The  election is  irrevocable  and is made  contract by  contract.  The Company has elected to utilize the fair value option for certain fixed maturity investments designated as hybrid instruments.

        Fair value  estimates  are  significantly  affected  by the  assumptions  used,  including  discount  rates and estimates  of future  cash  flows.  Although  fair  value  estimates  are  calculated  using  assumptions  that
        management   believes  are   appropriate,   changes  in  assumptions   could  cause  these  estimates  to  vary
        materially.  In that  regard,  the derived  fair value  estimates  cannot be  substantiated  by  comparison  to independent  markets  and,  in  some  cases,  could  not  be  realized  in  the  immediate  settlement  of  the instruments.  Accordingly,  the  aggregate  fair  value  amounts  presented  in  Note 3 may not  represent  the underlying value to the Company.

        The  Company  uses the  following  methods  and  assumptions  in  estimating  the fair  value of its  financial instruments:

        Available-for-sale securities

        Fair value for fixed maturity and equity  securities is obtained  primarily from  independent  pricing sources, broker quotes and fair value/cash flow models.  Fair value is based on quoted market prices,  where  available.
        For securities not actively  traded,  fair value is estimated  using values obtained from  independent  pricing services or broker  quotes.  When values are not  available  from pricing  services or broker  quotes,  such as private placements including corporate  securities,  asset-backed  securities,  commercial  mortgage-backed and residential  mortgage-backed  securities, fair value may be estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

        Mortgage loans

        Fair value for  mortgage  loans is  estimated  using a  duration-adjusted  pricing  methodology  that  reflects changes in market  interest rates and the specific  interest-rate  sensitivity of each mortgage.  Price changes derived from the monthly  duration-adjustments  are applied to the mortgage  portfolio.  Each mortgage  modeled is assigned a spread  corresponding  to its risk  profile.  These  spreads  are  adjusted  for  current  market conditions.  Fair value is also adjusted by internally generated illiquidity and default factors.

        Short-term investments

        The  carrying  amounts for  short-term  investments,  which  primarily  consist of money market  funds,  direct
        reverse  repurchase   agreements,   certain  interest  bearing  deposits  held  by  various  commercial  banks, certificates of deposit, and fixed income securities acquired with less than one year to maturity,  approximate fair value due to their short-term nature.

        Derivative instruments

        Fair value for options is based on internal  financial models or counterparty  quoted prices.  Variation margin accounts,  consisting  of cash  balances  applicable  to open futures  contracts,  held by  counterparties  are reported at the cash  balances,  which is equal to fair value.  Fair value for  interest  rate swaps,  interest rate floors,  interest rate caps,  foreign currency forwards and other derivatives is based on exchange prices, broker quoted prices or fair values provided by the counterparties.

        Other invested assets

        Other invested  assets  consist  primarily of limited  partnerships  and certain  investments  held by VIE's in situations  where  the  Company  has been  determined  to be the  primary  beneficiary.  The  Company  measures the fair value of limited  partnerships on the basis of the net asset value per share of the investment (or its equivalent) if the net asset value of the investment (or its  equivalent) is calculated in a manner  consistent with the  measurement  guidance  issued by the Financial  Accounting  Standards  Board  ("FASB") for investment companies  as of  the  reporting  entity's  measurement  date.  Investments  held  by  consolidated  VIE's  are reported at the values provided by the managers of each VIE.

        Reinsurance receivables - embedded derivatives from reinsurance ceded

        Fair value for embedded  derivatives  related to coinsurance with funds withheld treaties for indexed annuities is determined based on fair values of the financial  instruments in the funds withheld portfolios and on models the Company has developed to estimate the fair values of the liabilities ceded.

        Fair value for the embedded  derivative  related to a modified  coinsurance  treaty for  multi-year  guaranteed annuities is based on the  difference  between the fair value and the cost basis of the  financial  instruments applicable to the Company's modified coinsurance agreement.

        Separate account assets

        Separate  account  assets are  reported at fair value in the  consolidated  balance  sheets based on quoted net asset values of the underlying mutual funds.

        Policyholder account balances

        Fair value for the  Company's  liabilities  for  investment-type  insurance  contracts is  estimated  using two methods.  For those contracts without a defined maturity,  the fair value is estimated as the amount payable on demand (cash  surrender  value).  For those  contracts  with known  maturities,  fair value is estimated  using discounted  cash flow  calculations  using interest rates  currently  being offered for similar  contracts with maturities  consistent  with the contracts  being valued.  The reported value of the Company's  investment-type insurance  contracts  includes  the fair value of  indexed  life and  annuity  embedded  derivatives  which are calculated using discounted cash flow valuation  techniques based on current interest rates adjusted to reflect credit risk and an additional provision for adverse deviation.

        Notes payable

        The fair value of the  Company's  notes  payable is derived  from a  discounted  cash flow model using  current market rates applicable to the yield, credit quality and maturity of the notes.

        Repurchase agreements, other borrowings and collateral on derivative instruments

        The fair value of the Company's  repurchase  agreements is tied to the fair value of the underlying  collateral securities.  The fair value of other  borrowings  which consists of borrowings  from the Federal Home Loan Bank of Des  Moines  ("FHLB"),  approximates  its  reported  value  due to its  short  maturity.  The fair  value of collateral  on derivative  instruments  approximates  the carrying  value due to the  short-term  nature of the investment.  These investments primarily consist of cash and fixed income securities.

        Investments and investment income

        Available-for-sale securities

        The Company is required to classify its fixed  maturity  investments  (bonds and redeemable  preferred  stocks)
        and equity securities (common and non-redeemable  preferred stocks) into three categories:  securities that the
        Company has the  positive  intent and the ability to hold to maturity  are  classified  as  "held-to-maturity;"
        securities  that are held for  current  resale are  classified  as "trading  securities;"  and  securities  not classified as  held-to-maturity  or as trading securities are classified as  "available-for-sale."  Investments classified  as trading or  available-for-sale  are  required to be  reported at fair value in the  consolidated balance sheets.  The Company currently has no securities classified as held-to-maturity or trading.

        Available-for-sale  securities are classified as such if not considered  trading  securities or if there is not the positive  intent and ability to hold the securities to maturity.  Such securities are carried at fair value with the unrealized  holding gains (losses) and non-credit  related  impairment  losses included as a component of other  comprehensive  income (loss) ("OCI") in the  consolidated  statements of  comprehensive  income.  OCI is reported net of related  adjustments to intangibles  (primarily  DAC, DSI and unearned  revenue  liability), deferred  income taxes,  and the  accumulated  unrealized  holding gains (losses) on securities  sold which are released into income as realized investment gains (losses).

        For  collateralized  mortgage  obligations  ("CMOs") and  mortgage-backed  securities,  the Company  recognizes income using a constant  effective yield based on anticipated  prepayments  and the estimated  economic life of the  securities.  When  actual  prepayments  differ  from  anticipated  prepayments,  the  effective  yield  is recalculated  to reflect actual  payments to date and anticipated  future  payments.  The net investment in the security is adjusted to the amount that would have existed had the new  effective  yield been applied since the acquisition of the security.  This adjustment is included in net investment  income.  Included in this category is approximately $168,153 and $171,193 of mortgage-backed  securities that are all or partially  collateralized by  sub-prime  mortgages  at December  31, 2015 and 2014,  respectively.  A sub-prime  mortgage is defined as a mortgage with one or more of the following  attributes:  weak credit score,  high  debt-to-income  ratio,  high loan-to-value  ratio or  undocumented  income.  At December  31, 2015 and 2014,  98% and 94%,  respectively  of the Company's securities with sub-prime exposure were rated as investment grade.

        Mortgage loans

        Mortgage  loans  consist  principally  of  commercial  mortgage  loans and are carried at the  adjusted  unpaid balances.  The Company's  lending  policies  allow for primarily  first-lien  mortgages  that  generally do not exceed 75% of the fair market value of the property  allowing for sufficient excess collateral to absorb losses should the Company be required to foreclose  and take  possession  of the  collateral.  The mortgage  portfolio invests  primarily  in larger  metropolitan  areas  across the U.S.  and is  diversified  by type of  property.
        Property and casualty  insurance is required on all properties  covered by mortgage loans at least equal to the excess of the loan over the maximum loan which would be  permitted  by law on the land  without the  buildings.
        Interest income on non-performing loans is generally recognized on a cash basis.

        Policy loans

        Policy loans are carried at unpaid principal balances.

        Short-term investments

        Short-term  investments  primarily  consist  of money  market  funds,  direct  reverse  repurchase  agreements, certain interest bearing deposits held by various commercial banks,  certificates of deposit,  and fixed income securities, stated at amortized cost, acquired with less than one year to maturity.

        Derivative instruments

        Derivative instruments consist of options,  futures, interest rate floors, interest rate caps, foreign currency forwards and interest rate swaps.  Derivative instruments are reported at fair value.

        Other invested assets

        Other invested assets are primarily comprised of limited  partnerships and certain investments held by VIE's in situations  where the Company has been  determined  to be the primary  beneficiary.  Limited  partnerships  are recorded  on the cost or  equity  method  of  accounting  depending  on the  respective  ownership  percentage, ability to control or election to apply fair value  accounting.  In most cases, the carrying amounts  represent the Company's share of the entity's  underlying  equity reported in its balance sheet. In situations  where the
        Company has an ownership of less than 5%, the limited  partnership is carried at cost.  These  investments  are reviewed for  impairment on a periodic  basis.  The aggregate  carrying  value of  investments  recorded on the cost  method  was $5,615  and  $8,498 as of  December  31,  2015 and 2014,  respectively.  Investments  held by consolidated VIE's, which typically consist of equity  investments,  are reported at the values provided by the managers of each VIE.

        Other-than-temporary impairment losses

        The Company  reviews its  investments to determine if declines in value are  other-than-temporary.  If the fair value of a fixed  maturity  is less  than its  amortized  cost  basis or an  equity  security  is less than its original  cost  basis  at  the  balance  sheet  date,  the  Company  must  assess  whether  the  impairment  is other-than-temporary.

        The  Company  evaluates  factors  in its  assessment  of  whether a decline  in value is  other-than-temporary.
        Some of the factors  evaluated include the issuer's ability to pay the amounts due according to the contractual terms of the  investment.  As well as the  length of time and  magnitude  by which the fair  value is less than amortized cost, adverse conditions specifically related to the security,  changes to the rating of the security by a rating agency,  changes in the quality of underlying credit  enhancements and changes in the fair value of the security subsequent to the balance sheet date.

        For fixed income  securities,  when an  other-than-temporary  impairment  ("OTTI") has occurred,  the amount of the  impairment  charged  against  earnings  depends on whether  the  Company  intends to sell the  security or more likely than not will be required to sell the security  before  recovery of its  amortized  cost basis.  If the Company  intends to sell the security or more likely than not will be required to sell the security  before recovery of its amortized  cost basis,  the entire  impairment is recognized as a charge against  earnings.  If the  Company  does not intend to sell the  security  and it is not more  likely than not it will be required to sell the security  before  recovery of its amortized  cost basis,  the  impairment is bifurcated  into a credit related loss and a non-credit  related loss. The credit related loss is measured as the difference  between the present value of cash flows expected to be collected from the debt security and the debt  security's  amortized cost.  The amount of the credit  related  loss is  recognized  as a charge  against  earnings.  The  difference between the unrealized loss on the impaired debt security and the credit related loss charged against  earnings is the non-credit related loss that is recognized in OCI.

        The Company uses a single best estimate of cash flows  approach and uses the effective  yield prior to the date of  impairment  to  calculate  the present  value of cash flows.  The  Company's  assumptions  for  residential
        mortgage-backed  securities,   commercial  mortgage-backed   securities,   other  asset-backed  securities  and
        collateralized  debt obligations  include collateral  pledged,  scheduled  interest  payments,  default levels, delinquency  rates and the level of nonperforming  assets for the remainder of the investments'  expected term.
        The  Company's  assumptions  for corporate  and other fixed  maturity  securities  include  scheduled  interest payments  and an  estimated  recovery  value,  generally  based on a  percentage  return of the current  market value.

        After an  other-than-temporary  write-down,  the new cost  basis is the prior  amortized  cost less the  credit loss. The adjusted cost basis is generally not adjusted for subsequent  recoveries in fair value.  However,  if the  Company  can  reasonably  estimate  future  cash flows  after a  write-down  and the  expected  cash flows indicate some or all of the credit related loss will be recovered,  the discount or reduced premium recorded is amortized  over the  remaining  life of the  security.  Amortization  in this  instance is  computed  using the prospective  method and is  determined  based on the  current  estimate of the amount and timing of future cash flows.

        For equity  securities,  an other-than  temporary  impairment has occurred when the Company  determines that it does not have the ability or intent to hold the security  until a recovery of the original  cost or the Company determines that the security will not recover to original cost within a reasonable  amount of time. The Company determines  what  constitutes a reasonable  amount of time on a security by security basis by  considering  all available  evidence  including the length of time and magnitude by which the fair value of the security is less than original cost.

        During  2015,  2014  and  2013,  the  Company  recorded  $120,462,  $53,031  and  $21,132,   respectively,   of
        realized  losses as a result of OTTI.  These losses are included in net impairment  loss recognized in earnings in the consolidated statements of income.

        Investment income

        Investment  income is recorded  when  earned and  includes  interest  received  and  accrued,  amortization  of purchased  premium and discounts on securities,  certain  proceeds from  derivatives  and equity  earnings from limited  partnerships.  Net  realized  investment  gains  (losses)  are  determined  on the  basis of  specific identification of the investments.  Dividends are recorded on the ex-dividend date.

        See Note 4 for further discussion of the Company's investments and investment income.

        Cash

        Cash  consists of deposits held by various  commercial  and custodial  banks and represent  short term,  highly liquid  investments,  which are readily  convertible  to cash.  The Company  treats  certain  accounts  held by
        various   commercial   banks  and  money  market   accounts  as   short-term   investments.   The  Company  has
        deposits with certain financial  institutions  which exceed federally insured limits.  The Company has reviewed the creditworthiness of these financial institutions and believes there is minimal risk of material loss.

        Derivatives and derivative instruments

        The  Company  uses  derivative  instruments  to  manage  its  fixed  indexed  and  policy  obligation  interest guarantees  and interest rate and credit risks  applicable to its  investments.  To mitigate  these risks,  the
        Company enters into interest rate agreements,  interest rate floors,  interest rate caps, futures contracts and equity  indexed  call and put  options.  To qualify for hedge  accounting,  the Company is required to formally document  the  hedging  relationship  at the  inception  of each  derivative  transaction.  This  documentation includes the specific derivative  instrument,  risk management objective,  hedging strategy,  identification of the hedged  item,  specific  risk being hedged and how  effectiveness  will be assessed.  To be  considered  an effective  hedge,  the derivative  must be highly  effective in offsetting the variability of the cash flows or the changes in fair value of the hedged item.  Effectiveness  is evaluated on a  retrospective  and prospective basis.  As of  December  31,  2015,  the Company had no  derivatives  that  qualify as  effective  hedges.  The
        Company also uses foreign currency forwards to protect itself against currency  fluctuations  between trade and settlement dates on foreign financial instruments.

        Derivative  instruments  are carried at fair value,  with changes in derivative fair value related to non-hedge derivatives  reflected as net gains (losses) on  derivatives  and  derivative  instruments in the  consolidated statements of income.

        The  Company  has  certain  reinsurance  arrangements  and fixed  maturities  containing  embedded  derivatives due to  the  incorporation  of  credit  risk  exposures  that  are  not  clearly  and  closely  related  to the creditworthiness of the obligor.

        The  agreements  between the  Company  and its  derivatives  counterparties  require the posting of  collateral when the market value of the  derivative  instruments  exceeds the cost of the  instruments.  Under  guidelines implemented  under the  Dodd-Frank  Wall  Street  Reform  and  Consumer  Protection  Act,  the  Company  or its
        counterparties  are required to post  initial and  variation  margin  collateral  for certain swap  derivatives entered into on or after June 10, 2013.  Collateral  posted by  counterparties  is reported in the consolidated balance  sheets in cash and fixed income  securities  with a  corresponding  liability  reported in  repurchase agreements,  other  borrowings and collateral on derivative  instruments.  Collateral  posted by the Company is reported in the  consolidated  balance sheets as a component of other  receivables,  other assets and property, plant and equipment.

        See Note 5 for further discussion of the Company's derivatives and derivative instruments.

        Accrued investment income

        Accrued  investment  income  consists  of amounts  due on  invested  assets.  It  excludes  amounts the Company does not expect to receive.

        Deferred policy acquisition costs and present value of future profits of acquired businesses

        Policy  acquisition  costs that vary with,  and are related to the  successful  acquisition  of new and renewal insurance  contracts  are deferred to the extent that such costs are deemed  recoverable  from future  profits.
        The costs result  directly from and are essential to the contract  transaction and would not have been incurred by the Company had the contract  transaction not occurred.  Such costs include  commissions,  policy  issuance, underwriting and medical  inspection fees. For traditional  insurance  policies,  such costs are amortized over the estimated  premium  paying period of the related  policies in proportion to the ratio of the annual premium revenues  to the  total  anticipated  premium  revenues.  For  interest  sensitive  policies,  these  costs are amortized  over the lives of the  policies  in  relation to the  present  value of actual and  estimated  gross profits.  Recoverability  of DAC is evaluated on an annual  basis by comparing  the current  estimate of future profits to the unamortized asset balance.

        The PVFP  represents  the portion of the  purchase  price of blocks of  businesses  that was  allocated  to the future profits  attributable  to the insurance in force at the dates of  acquisition.  The PVFP is amortized in relationship  to the actual and expected  emergence of such future  profits.  Based on current  conditions  and assumptions  as to future  events,  the Company  expects to amortize $511,  $448,  $361,  $342, and $364 of the existing PVFP over the next five years.  Recoverability of the PVFP is evaluated  periodically by comparing the current estimate of future profits to the unamortized asset balance.

        See Note 9 for further discussion of the Company's DAC and PVFP.

        Deferred sales inducements

        The  Company  defers  certain  sales  inducement  costs.  Sales  inducements  consist  of premium  bonuses  and bonus  interest on the  Company's  life and annuity  products.  The  Company  accounts  and reports for certain sales  inducements  whereby  capitalized costs are reported  separately in the consolidated  balance sheets and the  amortization  of the  capitalized  sales  inducements  is reported as a separate  component  of  insurance benefits in the consolidated statements of income in accordance with authoritative guidance.

        See Note 9 for further discussion of the Company's DSI.

        Retrospective  adjustments  of  DAC,  DSI,  and  PVFP  are  made  periodically  upon  revision  of  current  or estimates of future gross  profits on interest  sensitive  and  investment-type  products to be realized from a group of policies.

        To the extent that unrealized  investment gains or losses on  available-for-sale  securities would result in an adjustment to the  amortization  pattern of DAC and DSI had those gains or losses  actually been realized,  the adjustments  are  recorded  directly  to  stockholders'  equity  through  OCI as an  offset  to the  unrealized investment gains or losses on available-for-sale securities.

        Reinsurance receivables

        Liabilities ceded to reinsurance  companies and receivables related to obligations due from those reinsurers to the Company are reported as  reinsurance  receivables.  Funds  withheld  liabilities  and embedded  derivatives associated with certain  annuity  coinsurance  with funds withheld  agreements are also reported as reinsurance receivables in the  consolidated  balance sheets.  The Company uses reinsurance for risk mitigation on life and annuity  products and, in certain cases,  capital relief.  The Company  generally  reinsures the excess of each individual  risk over  $1,000 on  ordinary  life  policies  in order to spread  its risk of loss.  The  Company remains  contingently  liable for the  liabilities  ceded in the event the  reinsurers are unable to meet their obligations under the reinsurance  agreements.  To limit the possibility of such losses,  the Company evaluates the  financial  condition  of its  reinsurers  and  monitors  its  concentration  of credit  risk.  The Company generally  reinsures  with companies  rated "A" or better by A.M.  Best. The Company  monitors these ratings on an on-going basis as it is at risk that a reinsurer may be downgraded after an agreement has been entered.

        Separate account assets and liabilities

        The  separate  accounts  held by the  Company  are  funds on  which  investment  income  and  gains  or  losses accrue  directly to certain  policyholders.  The assets of these  accounts  are legally  separated  and are not subject  to the claims  that may arise out of any other  business  of the  Company.  The  Company  reports  its separate  account  assets at fair value.  The  underlying  investment  risks are assumed by the  policyholders.
        The Company records the related  liabilities at amounts equal to the fair value of the underlying  assets.  The
        Company  reflects these assets and liabilities in separate  account assets and liabilities in the  consolidated
        balance  sheets.  The  Company  reports  the  fees  earned  for   administrative   and  policyholder   services
        performed  for the  separate  accounts  as a  component  of other  income  in the  consolidated  statements  of income.

        Policyholder liabilities

        Policyholder liabilities  (policyholder account balances,  policy benefit reserves,  policy claims and benefits payable) include account value for investment-type  contracts as well as reserves for future policy benefits on life insurance contracts.

        Policyholder  reserves for annuity,  universal life and other interest  sensitive life insurance and investment contracts,  reported in the  consolidated  balance sheets as policyholder  account  balances of $36,381,071 and
        $33,608,754  at December  31, 2015 and 2014,  respectively,  are  determined  using the  retrospective  deposit method.  Policy reserves  consist of the  policyholder  deposits and credited  interest and fixed index credits less  surrender  charges  as well as  charges  for  mortality  and  policy  administrative  expenses.  Interest crediting  rates ranged  primarily  from 0.5% to 6.45% in 2015 and 0.75% to 6.45% in 2014. For annuity and life contracts with returns linked to performance  of an underlying  market index,  policyholder  reserves equal the combined fair value of the embedded derivative and the guaranteed component of the contract.

        Policy benefit reserves for traditional life insurance policies reported in the consolidated  balance sheets of
        $1,613,143  and  $1,496,443  at December  31, 2015 and 2014,  respectively,  generally  are computed by the net level premium method based on estimated  future  investment  yield,  mortality,  morbidity and withdrawals that were  appropriate  at the time the policies  were issued or acquired.  Interest  rate  assumptions  ranged from
        5.75% to 9.00% in 2015 and 6.00% to 9.00% in 2014.

        Included in the Company's  policyholder  account value and policy benefit reserves are additional reserves held for certain long duration  contracts  where benefit  features result in gains in early years followed by losses in later years as well as  additional  reserves for annuities  with certain  guaranteed  minimum  withdrawal or guaranteed minimum death benefits.

        The liability for policy claims and benefits payable includes  provisions for reported claims and estimates for claims  incurred  but not  reported,  based on the terms of the related  policies  and  contracts  and on prior experience.  Claim  liabilities  are based on estimates and are subject to future changes in claim severity and frequency.  Estimates are  periodically  reviewed and  adjustments  are  reflected in benefits  incurred in the consolidated statements of income.

        Recognition of traditional life insurance revenue and policy benefits

        Traditional  life insurance  products  include those products with fixed and guaranteed  premiums and benefits.
        Life   insurance   premiums  are   recognized   as  premium   income  when  due.   Benefits  and  expenses  are
        associated  with earned  premiums so as to result in  recognition  of profits  over the life of the  contracts.
        This  association is accomplished by means of the provision for policy benefit reserves and the amortization of
        DAC.

        Recognition   of  revenue  and  policy   benefits  for  interest   sensitive   life   insurance   products  and
        investment contracts ("interest sensitive policies")

        Interest sensitive  policies are issued on a periodic and single premium basis.  Amounts collected are credited to  policyholder  account  balances.  Revenues from interest  sensitive  policies  consist of charges  assessed against  policyholder  account  balances  for the  cost of  insurance,  policy  administration,  and  surrender charges.  Revenues also include  investment  income related to the  investments  that support the  policyholder account  balances.  Policy  benefits and claims that are charged to expense  include  benefits  incurred in the period in excess of related  policyholder  account  balances.  Benefits  also include  interest and fixed index amounts credited to the account balances.

        Repurchase agreements

        As  part  of  its  investment  strategy,  the  Company  enters  into  repurchase  agreements  to  increase  the
        Company's  investment  return.  The Company accounts for these  transactions as secured  borrowings,  where the amount  borrowed  is tied to the fair value of the  underlying  collateral  securities.  Repurchase  agreements involve  a sale of  securities  and an  agreement  to  repurchase  the same  securities  at a later  date at an agreed-upon  price.  As of December 31, 2015 and 2014,  there were  $2,876,442  and  $2,677,167,  respectively, of such  agreements  outstanding.  The collateral for these  agreements is reported in fixed  maturities in the consolidated balance sheets.

        Income taxes

        Prior to 2014, the Company and its eligible  subsidiaries  filed a consolidated  Federal income tax return with
        SEI and its other eligible  subsidiaries.  The policy for  intercompany  allocation of Federal income taxes was that the Company  computed  the  provision  for income  taxes on a separate  return basis as if the Company and its eligible  subsidiaries were filing their own consolidated  return. The Company made payment to, or received payment from, SEI in the amount it would have paid to, or received from, the Internal  Revenue  Service ("IRS")
        had it filed a consolidated tax return with only its own subsidiaries.

        The  Company  recognized  deferred  income tax assets  and  liabilities  for the  expected  future tax  effects attributable  to  temporary  differences  between the  financial  statement  and tax return bases of assets and liabilities,  based on  enacted  tax rates  expected  to apply to  taxable  income in the  periods in which the
        deferred tax asset or  liability is expected to be realized or settled.   The effect of a change in tax laws or
        rates on deferred tax assets and  liabilities  was  recognized  in income in the period in which such change is
        enacted.   Deferred tax assets were reduced by a valuation  allowance if it is more likely than not that all or some portion of the deferred tax assets will not be realized.

        If  applicable,  the  Company's  liability  for income taxes would  include a liability  for  unrecognized  tax benefits,  interest and penalties  which relate to tax years still subject to review by the IRS or other taxing
        jurisdictions.   The Company  recognizes tax benefits only on tax positions where it is more likely than not to prevail if reviewed by the IRS or another taxing authority.

        Comprehensive income

        Comprehensive  income  for the  Company  includes  net  income  and OCI,  which  includes  changes  in  pension liability and  post-retirement  liability,  net  unrealized  investment  gains  (losses) on  available-for-sale securities, and non-credit portion of OTTI losses.

2.      EFFECTS OF NEW AUTHORITATIVE GUIDANCE

        Recently adopted authoritative guidance

        Comprehensive income update

        In February  2013, the FASB issued an update to improve the reporting of  reclassifications  out of accumulated
        OCI.  The  update  does not  change the  current  requirements  for  reporting  net income or OCI in  financial statements.  The  update  requires  an entity to report  the  effect of  significant  reclassifications  out of accumulated OCI on the respective  line items in net income if the amount being  reclassified is required under
        U.S.  GAAP to be  reclassified  in its entirety to net income.  For amounts not required  under U.S. GAAP to be reclassified in their entirety in the same reporting period, an entity must  cross-reference  other disclosures
        required  under  U.S.  GAAP  that  provide  additional  detail  about  these  amounts.   This  guidance  became
        effective  beginning  January 1, 2014. Other than the additional  disclosure,  the adoption of the guidance did not have any impact on the consolidated financial statements.

        Income taxes

        In July 2013, the FASB issued guidance  regarding the disclosure  presentation  of an unrecognized  tax benefit when a net operating loss carryforward,  a similar tax loss, or a tax credit carryforward  exists. The guidance states that an unrecognized tax benefit,  or a portion of an unrecognized  tax benefit,  should be presented in the  financial  statements  as a reduction to a deferred tax asset for a net  operating  loss  carryforward,  a similar tax loss,  or a tax credit  carryforward,  when  settlement  in that manner is available  under the tax law.  This  guidance  became  effective  beginning  January 1, 2014.  The adoption of the guidance did not have any impact on the consolidated financial statements.

        Repurchase Agreements

        In June 2014,  the FASB  issued  guidance  requiring  enhanced  disclosures  regarding  repurchase  agreements, repurchase to maturity and securities lending transactions.  The additional  disclosures required include (1) a disaggregation of the gross obligation by the class of collateral  pledged,  (2) the remaining  maturity of the repurchase  agreements,  (3) a discussion of potential  risks  associated  with the  agreements  and collateral pledged.  The new  guidance is  effective  for the Company  beginning  January 1, 2015.  Other than  additional disclosures, the adoption of this guidance did not have any impact on the consolidated financial statements.

        Recently issued authoritative guidance

        Consolidation

        In  February  2015,  the FASB  issued  an  update to the  consolidation  guidance  VIE.  The  updated  guidance changes  the  evaluation  process and  criteria  in  determining  whether an  identified  VIE is required to be consolidated  in the Company's  consolidated  financial  statements and  disclosures.  The new guidance will be effective  beginning  January 1, 2017.  The Company is  currently  assessing  the impact of the new guidance on its consolidated financial statements.

        Simplifying the Presentation of Debt Issuance Costs

        In April  2015,  the  FASB  issued  guidance  requiring  changes  to the  balance  sheet  presentation  of debt issuance  costs.  The change  requires that debt  issuance  costs be presented in the balance sheet as a direct deduction  from the carrying  amount of the related debt  liability.  The new guidance is effective  January 1,
        2016.  The guidance is not expected to have a material impact on the Company's financial statements.

        Disclosures for Investments in Certain Entities that Calculate Net Asset Value per Share

        In May 2015,  the FASB issued  guidance  which  removes the  requirement  to  categorize  within the fair value hierarchy  all  investments  for which fair value is  measured  using the net asset  value per share  practical expedient.  The new  guidance  will be  effective  beginning  January 1, 2017.  The guidance is not expected to have a material impact on the Company's financial statements.

        Recognition and Measurement of Financial Assets and Financial Liabilities

        In  January  2016,  the FASB  issued  updated  guidance  regarding  the  recognition  of  financial  assets and
        liabilities.   The updated guidance  requires equity  investments  (except those accounted for under the equity method of accounting or those that result in  consolidation)  to be measured at fair value with changes in fair value  recognized  in net income.  The guidance  also  eliminates  the  requirement  to disclose  fair value of financial  instruments  measured at amortized cost as well as requires the separate  presentation  of financial assets and  liabilities  by  measurement  category and form of financial  asset on the balance  sheet.  The new guidance  will be effective  beginning  January 1, 2019.  The Company is currently  assessing the impact of the new guidance on its consolidated financial statements.

3.      FAIR VALUE OF FINANCIAL INSTRUMENTS

        The carrying value and estimated fair value of the Company's financial instruments are as follows:

                                                          December 31, 2015                         December 31, 2014
                                                  ---------------------------------------   ---------------------------------
                                                      Carrying             Estimated           Carrying         Estimated
                                                        Value             Fair Value            Value          Fair Value
                                                  ------------------   ------------------   ---------------  ----------------
Financial assets:
    Available-for-sale:
    Fixed maturities                                 $   36,370,496       $   36,370,496      $ 35,004,141      $ 35,004,141
    Equity securities                                       486,423              486,423           629,968           629,968
    Mortgage loans                                        4,411,801            4,392,491         2,946,469         2,920,819
    Short-term investments                                  802,297              802,297           681,352           681,352
    Derivative instruments                                  363,853              363,853           607,805           607,805
    Other invested assets                                   864,934              869,596           977,601           989,362
    Reinsurance receivables:
    Investment-type insurance contracts ceded             1,403,875              971,902         1,605,740         1,103,269
    Separate account assets                               1,450,499            1,450,499         1,279,865         1,279,865

Financial liabilities:
    Policyholder account balances:
    Investment-type insurance contracts                  24,648,214           22,716,965        20,247,533        18,531,572
    Repurchase agreements, other borrowings
      and collateral on derivative instruments            4,266,694            4,266,694         4,049,716         4,049,716
    Notes payable                                           383,440              398,576           383,440           383,440
    Other liabilities - derivative instruments                   59                   59             2,485             2,485

        Fair value measurements

        Fair value is based on an exit  price,  which is the price that would be  received  to sell an asset or paid to transfer a liability in an orderly  transaction  between market  participants at the measurement date. The fair value guidance also establishes a hierarchical  disclosure  framework which  prioritizes and ranks the level of market price  observability used in measuring  financial  instruments at fair value. Market price observability is affected by a number of factors,  including the type of instrument and the  characteristics  specific to the instrument.  Financial  instruments with readily  available active quoted prices or for which fair value can be measured from actively quoted prices  generally will have a higher degree of market price  observability  and a lesser degree of judgment used in measuring fair value.

        The Company  determines the fair value of its investments,  in the absence of observable  market prices,  using the  valuation  methodologies  described  below applied on a consistent  basis.  For some  investments,  market activity  may be minimal  or  nonexistent  and  management's  determination  of fair value is then based on the best  information  available in the  circumstances  and may incorporate  management's  own  assumptions,  which involves a significant degree of judgment.

        Investments for which market prices are not observable are generally  private  investments,  securities  valued using  non-binding  broker  quotes or  securities  with very little  trading  activity.  Fair values of private investments  are determined by reference to public market or private  transactions or valuations for comparable companies or assets in the relevant asset class when such amounts are available.  If these are not available, a discounted cash flow analysis using interest spreads adjusted for the maturity/average  life differences may be used.  Spread  adjustments  are intended to reflect an  illiquidity  premium and take into account a variety of factors  including  but not limited to senior  unsecured  versus  secured,  par amount  outstanding,  number of holders,  maturity,  average life,  composition of lending group, debt rating, credit default spreads,  default rates  and  credit  spreads  applicable  to the  security  sector.  These  valuation  methodologies  involve  a significant degree of judgment.

        Financial  instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted  prices  are  available  in active  markets  that the  Company  has the  ability to access for identical financial  instruments as of the reporting date. The types of financial instruments included in Level
        1 are listed equities,  mutual funds, money market funds,  non-interest  bearing cash,  exchange traded futures and  options,  and  separate  account  assets.  As  required  by the  fair  value  measurements  guidance,  the
        Company does not adjust the quoted price for these financial  instruments,  even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for  identical  assets or  liabilities  in active and inactive markets.  Inactive  markets involve few transactions for identical assets or liabilities and the prices are not current or price  quotations  vary  substantially  over time or among market  makers,  which would include some broker  quotes.  Level 2 inputs also include  corroborated  market data such as interest  rate  spreads,  yield curves,  volatilities,  prepayment  speeds,  credit risks and default  rates.  Financial  instruments  that are generally  included in this  category  include  corporate  bonds,  asset-backed  securities,  CMOs,  short-term securities, less liquid and restricted equity securities and over-the-counter derivatives.

        Level 3 - Pricing inputs are  unobservable for the financial  instrument and include  situations where there is little,  if any,  market  activity  for the  financial  instrument.  These  inputs may  reflect  the  Company's estimates  of the  assumptions  that  market  participants  would use in  valuing  the  financial  instruments.
        Financial  instruments  that are included in this category  generally  include  private  corporate  securities, collateralized debt obligations and indexed life and annuity embedded derivatives.

        In certain  cases,  the  inputs  used to measure  fair value may fall into  different  levels of the fair value hierarchy.  In such cases,  a financial  instrument's  level  within the fair value  hierarchy  is based on the lowest level of input that is significant  to the fair value  measurement.  The assessment of the  significance of a particular input to the fair value  measurement in its entirety  requires  judgment and considers  factors specific  to the  financial  instrument.  From time to time  there may be  movements  between  levels as inputs become more or less  observable,  which may depend on several factors  including the activity of the market for the specific  security,  the activity of the market for similar  securities,  the level of risk spreads and the source of the  information  from which the Company  obtains the  information.  Transfers in or out of any level are measured as of the beginning of the period.

        The Company relies on third party pricing  services and  independent  broker quotes to value fixed maturity and equity  securities.  The third party pricing services use discounted cash flow models or the market approach to value the  securities  when the  securities are not traded on an exchange.  The following  characteristics  are considered in the  valuation  process:  benchmark  yields,  reported  trades,  issuer  spreads,  bids,  offers, benchmark and comparable securities, estimated cash flows and prepayment speeds.

        The Company  performs both  quantitative  and qualitative  analysis of the prices.  The review includes initial and ongoing  review of the third party  pricing  methodologies,  back testing of recent  trades,  and review of pricing trends and statistics.

        The following tables summarize the valuation of the Company's  financial  instruments  carried at fair value in the  consolidated  balance sheets as of December 31, 2015 and 2014 by the fair value  hierarchy  levels defined in the fair value  measurements  guidance.  Methods  and  assumptions  used to  determine  the fair  values are described in Note 1:

                                                                                     December 31, 2015
                                                      ---------------------------------------------------------------------------
                                                       Quoted Prices
                                                         in Active          Significant
                                                        Markets for            Other           Significant
                                                         Identical           Observable        Unobservable
                                                        Instruments            Inputs             Inputs
                                                         (Level 1)           (Level 2)          (Level 3)            Total
                                                      -----------------   -----------------  -----------------  -----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                                       $ -         $ 3,347,385                $ -        $ 3,347,385
Municipal securities                                                 -           4,790,991                  -          4,790,991
Corporate securities                                                 -          13,876,316            932,756         14,809,072
Residential mortgage-backed securities                               -           2,908,262             85,676          2,993,938
Commercial mortgage-backed securities                                -           1,791,580             12,099          1,803,679
Asset-backed securities                                              -           5,843,686          2,608,425          8,452,111
Other debt obligations                                               -              12,466            160,854            173,320
                                                      -----------------   -----------------  -----------------  -----------------
Total fixed maturities                                               -          32,570,686          3,799,810         36,370,496
Equity securities:
Financial services                                              38,460             164,726              4,171            207,357
Other                                                           77,716             185,840             15,510            279,066
                                                      -----------------   -----------------  -----------------  -----------------
Total equity securities                                        116,176             350,566             19,681            486,423
Derivative instruments:
Options                                                              -             158,876                  -            158,876
Interest rate swaps, interest rate floors
and interest rate caps                                               -              60,273                  -             60,273
Foreign exchange derivatives                                         -               1,234                  -              1,234
Futures                                                        143,470                   -                  -            143,470
                                                      -----------------   -----------------  -----------------  -----------------
Total derivative instruments                                   143,470             220,383                  -            363,853
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                       -                   -            765,194            765,194
Annuity funds withheld and modco                                     -                   -            361,718            361,718
                                                      -----------------   -----------------  -----------------  -----------------
Total reinsurance receivables                                        -                   -          1,126,912          1,126,912
Separate account assets                                      1,450,499                   -                  -          1,450,499

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                            $ -                 $ -        $ 3,652,206        $ 3,652,206
Other liabilites - derivative instruments:
Foreign exchange derivatives                                         -                  59                  -                 59

                                                                                   December 31, 2014
                                                      ---------------------------------------------------------------------------
                                                       Quoted Prices
                                                         in Active          Significant
                                                        Markets for            Other           Significant
                                                         Identical           Observable        Unobservable
                                                        Instruments            Inputs             Inputs
                                                         (Level 1)           (Level 2)          (Level 3)            Total
                                                      -----------------   -----------------  -----------------  -----------------
Financial assets (carried at fair value):
Fixed maturities:
U.S. government and agencies                                       $ -         $ 2,807,447                $ -        $ 2,807,447
Municipal securities                                                 -           4,646,798              4,237          4,651,035
Corporate securities                                                 -          14,255,710            813,167         15,068,877
Residential mortgage-backed securities                               -           3,187,126            122,039          3,309,165
Commercial mortgage-backed securities                                -           1,656,970              8,415          1,665,385
Asset-backed securities                                              -           4,420,231          2,885,885          7,306,116
Other debt obligations                                               -              13,086            183,030            196,116
                                                      -----------------   -----------------  -----------------  -----------------
Total fixed maturities                                               -          30,987,368          4,016,773         35,004,141
Equity securities:
Financial services                                              41,893             295,891              7,661            345,445
Other                                                           98,519             184,373              1,631            284,523
                                                      -----------------   -----------------  -----------------  -----------------
Total equity securities                                        140,412             480,264              9,292            629,968
Derivative instruments:
Options                                                              -             235,704                  -            235,704
Interest rate swaps and interest rate floors                         -              72,451                  -             72,451
Foreign exchange derivatives                                         -               3,635                  -              3,635
Futures                                                        296,015                   -                  -            296,015
                                                      -----------------   -----------------  -----------------  -----------------
Total derivative instruments                                   296,015             311,790                  -            607,805
Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                       -                   -            891,676            891,676
Annuity funds withheld and modco                                     -                   -            300,017            300,017
                                                      -----------------   -----------------  -----------------  -----------------
Total reinsurance receivables                                        -                   -          1,191,693          1,191,693
Separate account assets                                      1,279,865                   -                  -          1,279,865

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
  life and annuity embedded derivatives                            $ -                 $ -        $ 3,891,058        $ 3,891,058
Other liabilites - derivative instruments:
Interest rate swaps                                                  -               2,485                  -              2,485

The following tables summarize certain financial instruments categorized as Level 3 by valuation methodology as of
December 31, 2015 and 2014:

                                                                        December 31, 2015
                                                      --------------------------------------------------------
                                                        Third-party            Priced
                                                           Source            Internally           Total
                                                      -----------------   -----------------  -----------------

Fixed maturities:
Corporate securities                                         $       -        $    932,756       $    932,756
Residential mortgage-backed securities                               -              85,676             85,676
Commercial mortgage-backed securities                                -              12,099             12,099
Asset-backed securities                                              -           2,608,425          2,608,425
Other debt obligations                                               -             160,854            160,854
                                                      -----------------   -----------------  -----------------
Total fixed maturities                                               -           3,799,810          3,799,810

Equity securities:
Financial services                                                   -               4,171              4,171
Other                                                                -              15,510             15,510
                                                      -----------------   -----------------  -----------------
Total equity securities                                              -              19,681             19,681

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                       -             765,194            765,194
Annuity funds withheld and modco                                     -             361,718            361,718
                                                      -----------------   -----------------  -----------------
Total reinsurance receivables                                        -           1,126,912          1,126,912

Policyholder account balances - indexed
life and annuity embedded derivatives                        $       -       $   3,652,206      $   3,652,206

                                                                          December 31, 2014
                                                      --------------------------------------------------------
                                                        Third-party            Priced
                                                           Source            Internally           Total
                                                      -----------------   -----------------  -----------------

Fixed maturities:
Municipal securities                                         $       -             $ 4,237            $ 4,237
Corporate securities                                                 -             813,167            813,167
Residential mortgage-backed securities                               -             122,039            122,039
Commercial mortgage-backed securities                                -               8,415              8,415
Asset-backed securities                                              -           2,885,885          2,885,885
Other debt obligations                                               -             183,030            183,030
                                                      -----------------   -----------------  -----------------
Total fixed maturities                                               -           4,016,773          4,016,773

Equity securities:
Financial services                                                   -               7,661              7,661
Other                                                                -               1,631              1,631
                                                      -----------------   -----------------  -----------------
Total equity securities                                              -               9,292              9,292

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                       -             891,676            891,676
Annuity funds withheld and modco                                     -             300,017            300,017
                                                      -----------------   -----------------  -----------------
Total reinsurance receivables                                        -           1,191,693          1,191,693

Policyholder account balances - indexed
life and annuity embedded derivatives                        $       -       $   3,891,058      $   3,891,058

Included in the  December  31,  2015 Level 3 fixed  maturities  are private  asset-backed  securities,  categorized  as asset-backed  securities,  with  unique  fair value  considerations.  The private  asset-backed  securities  consist of thirty-six  securities  with a par  value  of  $1,760,629  and the fair  value of  $1,670,318.  These  securities  were
structured  by  the  Company's   investment  advisor   Guggenheim   Partners   Investment   Management   ("GPIM"),   an
affiliate,  between 2006 and 2009.  The market for these  securities is very limited and, as a result,  there is a lack of observable  market inputs.  These  securities are supported by invested  assets held in trusts.  The invested assets typically  consist of a zero coupon U.S.  Government  or Government  Agency  security that has a par value and maturity equal to the par value and maturity of the applicable  asset-backed  security.  The interest  obligation  applicable to these  securities  is  supported  by the  remaining  assets held in the trust.  As a note holder in these  trusts,  the
Company does not have access to detailed  information  about the  underlying  collateral  in the trusts.  As such,  the
Company makes certain  assumptions  regarding  the  underlying  collateral in order to determine a fair value for these securities.

The  Company  has  developed  internal  pricing  models  to  determine  the fair  values  of the  private  asset-backed securities.  The internal models use cash flow projections with input assumptions  consistent with market estimates for
AA+/Aaa  structured  finance  securities.  The models assume limited  liquidity and include  assumptions  regarding the
collateral   underlying  the  interest  obligations  due  to  the  Company's  limited  access  to  information  on  the collateral.

Quantitative Information Regarding Level 3 Assets and Liabilities

The following table summarizes significant Level 3 Assets and Liabilities:
                                                                             December 31, 2015
                                    ----------------------------------------------------------------------------------------------

                                    Fair Value         Valuation Techniques       Unobservable Input    Range (Weighted Average)
                                    -------------  ----------------------------- ---------------------  --------------------------

Financial assets:
Fixed maturities:
     Asset backed securities         $ 2,608,425    Discounted cash flow          Spread over swaps      2.18% - 11.58% (3.81%)
                                                                                  Spread over LIBOR      2.50% - 3.89% (2.65%)
                                                                                  Discount rate          3.53% - 20% (8.40%)

                                                    Recent Trade                  Recent trade price     100.00 - 100.00 (100.00)

                                                    Net Asset Value               Net asset value        120.00 - 120.00 (120.00)

     Corporate securities                932,756    Discounted cash flow          Spread over LIBOR      1.95% - 7.51% (3.36%)
                                                                                  Discount rate          6.95% - 31.76% (10.44%)
                                                                                  Spread over treasury   2.10% - 3.80% (3.48%)

                                                    Call Date                     Near Call Date         100.00% - 102.00% (100.77%)

                                                    Matrix model                  EBITDA multiple        7.0 - 22.8 (11.47)

                                                    Recent trade                  Recent trade price     29.37 - 100 (75.89)

     Reinsurance receivables-
      embedded derivatives from
      reinsurance ceded:
     Annuity funds withheld
      and modco                          361,718    Total return swap             Mortality              1% - 10% (2%)
                                                                                  Surrender              1% - 23% (9%)
                                                                                  Withdrawal             0% - 71% (5%)
                                                                                  Credited rate          2% - 3% (3%)
                                                                                  Own credit             1.53%

     Indexed annuity products ceded      765,194    Discounted cash flow          Lapse               #  50%
                                                                                  Withdrawal          #  20%
                                                                                  Credit risk         #  1.53%

Financial liabilities:
Policyholder account balances
     Indexed life and annuity
       embedded derivatives            3,652,206    Discounted cash flow          Mortality              0% - 20% (1%)
                                                                                  Lapse                  20% - 50% (48%)
                                                                                  Withdrawal             0% - 20% (19%)
                                                                                  Credit risk            1.53% - 1.71% (1.54%)

                                                                          December 31, 2014
                                    ----------------------------------------------------------------------------------------------

                                    Fair Value         Valuation Techniques       Unobservable Input    Range (Weighted Average)
                                    -------------  ----------------------------- ---------------------  --------------------------

Financial assets:
Fixed maturities:
     Asset backed securities         $ 3,064,504   Discounted cash flow          Spread over swaps      2.10% - 2.98% (2.24%)
                                                                                 Spread over LIBOR      1.84% - 15.12% (3.46%)
                                                                                 Discount Rate          2.7% - 5.32% (3.91%)
                                                                                 Vendor spread pricing  2.8% - 4.14% (3.05%)

                                                   Recent trade                  Recent trade price     100 - 100 (100)

                                                   Cap at call or maturity price Call or maturity value 99.72 - 99.72 (99.72)

     Corporate securities                758,726   Discounted cash flow          Discount rate          3.27% - 22.75% (5.14%)
                                                                                 Vendor spread pricing  3.30% - 4.95% (3.73%)
                                                                                 Spread over swaps      2.38% - 2.38% (2.38%)
                                                                                 Spread over LIBOR      6.50% - 6.50% (6.50%)

                                                   Matrix model                  EBITDA multiple        3.50 - 11.60 (7.40)
                                                                                 Spread over treasury   2.60% - 2.60% (2.60%)

                                                   Recent trade                  Recent trade price     59 - 100 (95.98)

                                                   Credit tenant loan model      Spread over treasury   2.60% - 2.60% (2.60%)

     Reinsurance receivables-
      embedded derivatives from
      reinsurance ceded:
     Annuity funds withheld
      and modco                          132,102   Total return swap             Mortality              1% - 8% (3%)
                                                                                 Surrender              2% - 14% (7%)
                                                                                 Withdrawal             0% - 4% (2%)
                                                                                 Credited rate          2% - 3% (3%)
                                                                                 Own credit             1.59%

     Indexed annuity products ceded      891,676   Discounted cash flow          Lapse                  50%
                                                                                 Withdrawal             20%
                                                                                 Credit risk            1.59%

Financial liabilities:
Policyholder account balances
     Indexed life and annuity
       embedded derivatives            3,891,058   Discounted cash flow          Mortality               0% - 20% (1%)
                                                                                 Lapse                  20% - 50% (49%)
                                                                                 Withdrawal             0% - 20% (19%)
                                                                                 Credit risk            1.59% - 1.72% (1.60%)

The changes in financial  instruments  measured at fair value,  excluding  accrued interest  income,  for which Level 3 inputs were used to determine fair value during 2015 and 2014 are as follows:

                                                                 December 31, 2015
                                               -------------------------------------------------------
                                                                  Realized and
                                                            Unrealized Gains (Losses)
                                                            -------------------------
                                                Beginning   Included in  Included in
                                                 Balance    Net Income       OCI        Purchases
                                               ------------ ------------ ------------ --------------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                              $  4,237      $     -     $   (122)      $      -
Corporate securities                               813,167      (13,127)         445        447,071
Residential mortgage-backed securities             122,039          454         (150)             -
Commercial mortgage-backed securities                8,415            -          159         12,099
Asset-backed securities                          2,885,885      (24,764)     (36,476)       333,208
Other debt obligations                             183,030          136       (3,319)             -
                                               ------------ ------------ ------------ --------------
Total fixed maturities                           4,016,773      (37,301)     (39,463)       792,378

Equity securities:
Financial services                                   7,661            -       (3,490)             -
Other                                                1,631       (2,692)      (7,038)        23,641
                                               ------------ ------------ ------------ --------------
Total equity securities                              9,292       (2,692)     (10,528)        23,641

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                     891,676     (127,401)           -              -
Annuity funds withheld and modco                   300,017      (12,552)           -              -
                                               ------------ ------------ ------------ --------------
Total reinsurance receivables                    1,191,693     (139,953)           -              -

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)        3,891,058      510,590            -              -

(A) Included in the transfers in and/or out column above is $409,051 of securities priced using unobservable data at December 31, 2014 that were valued by a pricing service using observable market data at December 31, 2015, and $8,558 of securities transferred into Level 3 that did not have enough observable data to include in
    Level 2 at December 31, 2015.

(B) Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                December 31, 2015
                                               ------------------------------------------------------

                                                                           Transfers in

                                                            Issuances and  and/or out of   Ending
                                                 Sales       Settlements   Level 3 (A)     Balance
                                               ------------ -------------- ------------- ------------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                              $      -       $      -    $   (4,115)         $ -
Corporate securities                              (118,542)             -      (196,258)     932,756
Residential mortgage-backed securities             (29,601)             -        (7,066)      85,676
Commercial mortgage-backed securities                 (268)             -        (8,306)      12,099
Asset-backed securities                           (364,680)             -      (184,748)   2,608,425
Other debt obligations                             (18,993)             -             -      160,854
                                               ------------ -------------- ------------- ------------
Total fixed maturities                            (532,084)             -      (400,493)   3,799,810

Equity securities:
Financial services                                       -              -             -        4,171
Other                                                  (32)             -             -       15,510
                                               ------------ -------------- ------------- ------------
Total equity securities                                (32)             -             -       19,681

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                           -            919             -      765,194
Annuity funds withheld and modco                         -         74,253             -      361,718
                                               ------------ -------------- ------------- ------------
Total reinsurance receivables                            -         75,172             -    1,126,912

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)                -       (271,738)            -    3,652,206

(A) Included in the transfers in and/or out column above is $409,051 of securities priced using unobservable data at December 31, 2014 that were valued by a pricing service using observable market data at December 31, 2015, and $8,558 of securities transferred into Level 3 that did not have enough observable data to include in
    Level 2 at December 31, 2015.

(B) Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                               December 31, 2014
                                               -------------------------------------------------------
                                                                  Realized and
                                                            Unrealized Gains (Losses)
                                                            -------------------------
                                                Beginning   Included in  Included in
                                                 Balance    Net Income       OCI        Purchases
                                               ------------ ------------ ------------ --------------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                             $  13,790      $     -    $   2,558       $      -
Corporate securities                               758,726      (46,638)      35,093        411,804
Residential mortgage-backed securities             183,210          828       11,375              -
Commercial mortgage-backed securities                  114         (169)          56              -
Asset-backed securities                          3,064,504      (12,930)      28,497        396,442
Other debt obligations                             173,531          163        7,589              -
                                               ------------ ------------ ------------ --------------
Total fixed maturities                           4,193,875      (58,746)      85,168        808,246

Equity securities:
Financial survives                                   4,171            -        3,490              -
Other                                               79,508       (5,577)     (72,300)             -
                                               ------------ ------------ ------------ --------------
Total equity securities                             83,679       (5,577)     (68,810)             -

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                     772,353        1,955            -              -
Annuity funds withheld and modco                   132,102       86,201            -              -
                                               ------------ ------------ ------------ --------------
Total reinsurance receivables                      904,455       88,156            -              -

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)        3,206,203       22,612            -              -

(A) Included in the transfers in and/or out column above is $441,106 of securities priced using unobservable data at December 31, 2014 that were valued by a pricing service using observable market data at
    December 31, 2014, and $130,656 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2014.

(B) Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

                                                                  December 31, 2014
                                               -------------------------------------------------------

                                                                            Transfers in

                                                             Issuances and  and/or out of   Ending
                                                  Sales       Settlements   Level 3 (A)     Balance
                                               ------------- -------------- ------------- ------------

Financial assets (carried at fair value):
Fixed maturities:
Municipal securities                               $      -       $      -    $  (12,111)     $ 4,237
Corporate securities                               (243,544)             -      (102,274)     813,167
Residential mortgage-backed securities              (36,919)             -       (36,455)     122,039
Commercial mortgage-backed securities                     -              -         8,414        8,415
Asset-backed securities                            (399,979)             -      (190,649)   2,885,885
Other debt obligations                              (20,874)             -        22,621      183,030
                                               ------------- -------------- ------------- ------------
Total fixed maturities                             (701,316)             -      (310,454)   4,016,773

Equity securities:
Financial survives                                        -              -             -        7,661
Other                                                     -              -             -        1,631
                                               ------------- -------------- ------------- ------------
Total equity securities                                   -              -             -        9,292

Reinsurance receivables - embedded
derivatives from reinsurance ceded
Indexed annuity products ceded                            -        117,368             -      891,676
Annuity funds withheld and modco                          -         81,714             -      300,017
                                               ------------- -------------- ------------- ------------
Total reinsurance receivables                             -        199,082             -    1,191,693

Financial liabilities (carried at fair value):
Policyholder account balances - indexed
life and annuity embedded derivatives (B)                 -       (707,467)            -    3,891,058

(A) Included in the transfers in and/or out column above is $441,106 of securities priced using unobservable data at December 31, 2014 that were valued by a pricing service using observable market data at
    December 31, 2014, and $130,656 of securities transferred into Level 3 that did not have enough observable data to include in Level 2 at December 31, 2014.

(B) Excludes host accretion and the timing of crediting index credits to policyholder, which are included in interest credited to policyholder account balances in the consolidated statements of income.

        The total gains (losses)  included in earnings  related to financial  instruments  categorized at Level 3 still held at December 31, 2015, 2014 and 2013 are as follows:

                                                                 2015         2014          2013
                                                            ------------ ------------ --------------
Financial assets (carried at fair value):
Fixed maturities:
Corporate securities                                          $ (13,127)   $ (47,602)     $     114
Residential mortgage-backed securities                                -            -             (6)
Commercial mortgage-backed securities                                 -            -            (27)
Asset-backed securities                                            (356)           -              -
Other debt obligations                                               38           35            101
                                                            ------------ ------------ --------------
Total fixed maturities                                          (13,445)     (47,567)           182
                                                            ------------ ------------ --------------

Equity securities
Other                                                            (2,721)      (5,577)             -
                                                            ------------ ------------ --------------
Total equity securities                                          (2,721)      (5,577)             -
                                                            ------------ ------------ --------------

Reinsurance receivables - embedded
derivatives from reinsurance ceded:
Indexed annuity products ceded                                 (127,401)       1,955         12,222
Annuity funds withheld and modco                                (12,552)      86,201         56,961
                                                            ------------ ------------ --------------
Total reinsurance receivables                                  (139,953)      88,156         69,183

Financial liabilities (carried at fair value):
Policy account balances - indexed life and
annuity embedded derivatives                                    510,590       22,612        (84,587)

        The following  table shows the  investments  which are included in other  invested  assets  (primarily  limited partnerships, private and residual equity investments) in the consolidated balance sheets:

                                       December 31, 2015                       December 31, 2014
                               ------------------------------------    -------------------------------------
                                     Fair             Unfunded               Fair              Unfunded
                                    Value             Commitments           Value            Commitments
                               -----------------  --------------------------------------   -----------------

Fixed income                          $ 694,439           $ 64,387            $ 789,286            $ 70,637
Private equity                           78,685            242,261               73,479              39,195
Real estate                               8,959             14,560               18,080               1,818
Residual equity                          61,734                  -               80,455                   -
Other                                    25,779                  -               28,062                   -
                               -----------------  -----------------    -----------------   -----------------

                                      $ 869,596          $ 321,208            $ 989,362           $ 111,650
                               =================  =================    =================   =================

        Limited  partnership  interests are not  redeemable at specific time  periods.  The Company  receives  periodic distributions from these investments while maintaining the investment for the long-term.

4.      INVESTMENTS AND NET INVESTMENT INCOME

        Available-for-sale securities

        The  amortized  cost,  gross  unrealized  gains,  gross  unrealized  losses and  estimated  fair value of fixed maturities and equity securities classified as available-for-sale at December 31, 2015 and 2014 are as follows:

                                                                   December 31, 2015
                                         ----------------------------------------------------------------------
                                                                Gross             Gross           Estimated
                                            Amortized        Unrealized        Unrealized            Fair
                                              Cost              Gains            Losses             Value
                                         ----------------  ----------------  ----------------   ---------------
Fixed maturities
    U.S. government
    and agencies                              $3,212,023         $ 162,258         $  26,896        $3,347,385
    Municipal securities                       4,211,693           588,124             8,826         4,790,991
    Corporate securities                      14,347,534           727,302           265,764        14,809,072
    Residential mortgage-
    backed securities                          2,779,952           235,717            21,731         2,993,938
    Commercial mortgage-
    backed securities                          1,791,474            37,667            25,462         1,803,679
    Asset-backed securities                    8,506,177           134,011           188,077         8,452,111
    Other debt obligations                       159,762            13,735               177           173,320
                                         ----------------  ----------------  ----------------   ---------------
    Total fixed maturities                    35,008,615         1,898,814           536,933        36,370,496

Equity securities
    Financial services                           197,508            11,080             1,231           207,357
    Other                                        203,728            84,269             8,931           279,066
                                         ----------------  ----------------  ----------------   ---------------
    Total equity securities                      401,236            95,349            10,162           486,423
                                         ----------------  ----------------  ----------------   ---------------

    Total available-for-sale                $ 35,409,851        $1,994,163         $ 547,095      $ 36,856,919
                                         ================  ================  ================   ===============

                                                                December 31, 2014
                                         ----------------------------------------------------------------------
                                                                Gross             Gross           Estimated
                                            Amortized        Unrealized        Unrealized            Fair
                                              Cost              Gains            Losses             Value
                                         ----------------  ----------------  ----------------   ---------------
Fixed maturities
    U.S. government
    and agencies                              $2,601,114         $ 219,939         $  13,606        $2,807,447
    Municipal securities                       3,979,759           676,745             5,469         4,651,035
    Corporate securities                      14,059,704         1,095,181            86,008        15,068,877
    Residential mortgage-
    backed securities                          3,059,339           274,826            25,000         3,309,165
    Commercial mortgage-
    backed securities                          1,614,914            54,525             4,054         1,665,385
    Asset-backed securities                    7,201,644           172,351            67,879         7,306,116
    Other debt obligations                       179,591            16,801               276           196,116
                                         ----------------  ----------------  ----------------   ---------------
    Total fixed maturities                    32,696,065         2,510,368           202,292        35,004,141

Equity securities
    Financial services                           341,876            13,612            10,043           345,445
    Other                                        174,984           111,078             1,539           284,523
                                         ----------------  ----------------  ----------------   ---------------
    Total equity securities                      516,860           124,690            11,582           629,968
                                         ----------------  ----------------  ----------------   ---------------

    Total available-for-sale                $ 33,212,925        $2,635,058         $ 213,874      $ 35,634,109
                                         ================  ================  ================   ===============

        The amortized cost and estimated  fair value of  available-for-sale  fixed  maturities at December 31, 2015 and
        2014, by contractual  maturity,  are shown below.  Expected  maturities may differ from contractual  maturities because  borrowers  may have  the  right to call or  prepay  obligations  with or  without  call or  prepayment penalties:

                                                                   2015                                2014
                                                    ----------------------------------  ----------------------------------
                                                       Amortized         Estimated         Amortized         Estimated
                                                         Cost           Fair Value           Cost           Fair Value
                                                    ----------------  ----------------  ----------------  ----------------

Due in one year or less                                 $   208,041       $   211,774       $   310,143       $   312,950
Due after one year through five years                     3,124,202         3,328,072         2,296,310         2,526,243
Due after five years through ten years                    7,034,055         7,198,797         7,407,285         7,828,444
Due after ten years                                      12,726,657        13,528,483        11,934,126        13,191,234
Securities not due at a single maturity date
  (primarily mortgage-backed securities)                 11,915,660        12,103,370        10,748,201        11,145,270
                                                    ----------------  ----------------  ----------------  ----------------

Total fixed maturities                                 $ 35,008,615      $ 36,370,496      $ 32,696,065      $ 35,004,141
                                                    ================  ================  ================  ================

        Gross unrealized losses

        The  Company's  gross  unrealized  losses and fair value on its  available-for-sale  securities,  aggregated by investment  category and length of time that individual  securities  have been in a continuous  unrealized loss position, are as follows:

                                                                     December 31, 2015
                              -------------------------------------------------------------------------------------------
                                   Less than 12 months            12 months or more                    Total
                              ------------------------------ -----------------------------  -----------------------------
                                                  Gross                         Gross                           Gross
                                   Fair         Unrealized       Fair         Unrealized         Fair        Unrealized
                                  Value           Losses         Value          Losses          Value          Losses
                              ---------------  ------------- --------------  -------------  ---------------  ------------
Fixed maturities:
U.S. government
and agencies                    $    683,649     $   13,504   $    396,868     $   13,392    $   1,080,517    $   26,896
Municipal securities                 380,318          7,689         49,438          1,137          429,756         8,826
Corporate securities               3,979,847        152,794      1,259,222        112,970        5,239,069       265,764
Residential mortgage-
backed securities                    260,689          2,841        360,685         18,890          621,374        21,731
Commercial mortgage-
backed securities                    416,747         12,982        336,270         12,480          753,017        25,462
Asset-backed securities            3,801,619        107,341      2,246,636         80,736        6,048,255       188,077
Other debt obligations                 7,367              -         17,366            177           24,733           177
                              ---------------  ------------- --------------  -------------  ---------------  ------------
Total fixed maturities             9,530,236        297,151      4,666,485        239,782       14,196,721       536,933

Equity securities:
Financial services                    29,218            661         13,749            570           42,967         1,231
Other                                 43,661          7,376         53,629          1,555           97,290         8,931
                              ---------------  ------------- --------------  -------------  ---------------  ------------
Total equity securities               72,879          8,037         67,378          2,125          140,257        10,162
                              ---------------  ------------- --------------  -------------  ---------------  ------------

Total available-for-sale       $   9,603,115     $  305,188  $   4,733,863     $  241,907   $   14,336,978    $  547,095
                              ===============  ============= ==============  =============  ===============  ============

                                                                  December 31, 2014
                              -------------------------------------------------------------------------------------------
                                   Less than 12 months            12 months or more                    Total
                              ------------------------------ -----------------------------  -----------------------------
                                                  Gross                         Gross                           Gross
                                   Fair         Unrealized       Fair         Unrealized         Fair        Unrealized
                                  Value           Losses         Value          Losses          Value          Losses
                              ---------------  ------------- --------------  -------------  ---------------  ------------
Fixed maturities:
U.S. government
and agencies                    $     21,485       $     75   $    515,441     $   13,531     $    536,926    $   13,606
Municipal securities                   9,257             97         64,735          5,372           73,992         5,469
Corporate securities                 705,896         21,629      1,268,820         64,379        1,974,716        86,008
Residential mortgage-
backed securities                     25,137            151        475,062         24,849          500,199        25,000
Commercial mortgage-
backed securities                     83,452            559        346,016          3,495          429,468         4,054
Asset-backed securities            1,566,158         16,890      1,299,485         50,989        2,865,643        67,879
Other debt obligations                     -              -         18,390            276           18,390           276
                              ---------------  ------------- --------------  -------------  ---------------  ------------
Total fixed maturities             2,411,385         39,401      3,987,949        162,891        6,399,334       202,292

Equity securities:
Financial services                    38,892          8,978         13,254          1,065           52,146        10,043
Other                                 54,693          1,013            253            526           54,946         1,539
                              ---------------  ------------- --------------  -------------  ---------------  ------------
Total equity services                 93,585          9,991         13,507          1,591          107,092        11,582
                              ---------------  ------------- --------------  -------------  ---------------  ------------

Total available-for-sale       $   2,504,970     $   49,392  $   4,001,456     $  164,482    $   6,506,426    $  213,874
                              ===============  ============= ==============  =============  ===============  ============

        At December  31,  2015,  the Company held 8,299  positions  in fixed  income and equity  securities.  The above table  includes  1,154  securities  of 836 issuers as of December  31, 2015.  At December 31, 2015,  81% of the
        unrealized losses on fixed maturities were securities rated investment  grade.  Investment grade securities are defined as those  securities  rated AAA through  BBB - by  Standard & Poor's.  At  December  31,  2015,  19% of
        the unrealized  losses on fixed maturities were on securities rated below investment  grade.  Equity securities in the above  table  consist  primarily  of  non-redeemable  preferred  stocks and an  exchange  listed  common stock.  These  securities  are reviewed for  impairment in the same manner as the fixed income  securities.  At
        December 31, 2015,  fixed income and equity  securities in an unrealized  loss position had fair value equal to approximately 96% of amortized cost.

        The following summarizes the unrealized losses by investment category as of December 31, 2015.

        U.S. Government and agencies

        The U. S.  government  and agencies  represents  5% of the  unrealized  losses at December 31, 2015.  The total unrealized  losses in this  category  have  increased  modestly at December  31, 2015  compared to December 31,
        2014. The unrealized  losses are applicable to securities  with yields lower than the market yield available on similar  securities at December 31, 2015. The table above  indicates  over half of the  unrealized  losses have been in an unrealized loss position for twelve months or less. These  unrealized  losses are due to the rise in market  interest  rates  during  2015  from  year end 2014  levels.  At this time the  Company  believes  these impairments  are  temporary  and the  Company  does not  intend or believe  it will be  required  to sell these securities before recovery of its amortized cost.

        Municipal securities

        The municipal  category,  which  represents 2% of the  unrealized  losses at December 31, 2015,  includes bonds issued by state and local  governments and school  district tax credit bonds.  The total  unrealized  losses in
        this  category   have   increased   modestly  at  December  31,  2015  compared  to  December  31,  2014.   The
        unrealized  losses in this category are primarily the result of concerns  regarding  possible defaults by state and  local  governments,  including  the  Commonwealth  of  Puerto  Rico.  The  Company  recognized  impairment
        losses  of  $7,224  during  2015  on  certain   securities   backed  by  sales  tax  revenues   issued  by  the
        Commonwealth  of Puerto  Rico.  The  impaired  securities  are not in default but the  Company  has  recognized the impairment  losses due to concerns  related to the length of time  anticipated to resolve the rights of the variance  creditors of the  Commonwealth.  The Company does not believe there will be  significant  defaults in this sector in the short or  long-term.  With the  exception  of the  Commonwealth  of Puerto  Rico  securities previously  discussed,  the Company  believes it will  receive  all amounts  contractually  due and it does not intend or believe it will be required to sell these securities  prior to recovery of amortized cost,  therefore additional impairment losses have not been recognized in this sector.

        Corporate securities

        Corporate  securities  represent the largest  category of unrealized  losses at December 31, 2015  representing
        48% of  unrealized  losses.  The total  unrealized  losses in this  category have  increased  significantly  at
        December  31, 2015  compared to December  31,  2014.  The  unrealized  losses in this  category  that have been in an  unrealized  loss position for less than twelve months have  increased  significantly  as of December 31,
        2015 compared to December 31, 2014.  This increase is primarily  attributable to reduced fair values of energy, financial  institution  (primarily  banking) and military  housing  related  securities  and  increased  market interest  rate  spreads on all  corporate  securities.  The Company has  recognized  $38,833 in energy  related impairment  losses  during 2015.  The Company has reviewed its  remaining  energy  related  securities  and has
        concluded   any   unrealized   losses  are  temporary  as  of  December  31,  2015.   The  Company   recognized
        corporate  securities  impairment  losses,  including the  aforementioned  energy related impairment losses, of
        $58,748 and $46,808 for the years ended  December  31,  2015 and 2014,  respectively.  The  non-energy  related impairment  losses are primarily  attributable to several private bank loans. The impairment  losses recognized in 2014 were principally  related to a restructuring  by a specialty  retailer and defaults on debt issued by a gaming  company.  The Company has reviewed  the other  unrealized  losses in the  corporate  securities  sector and  believes  the  impairments  are  temporary  and the Company  does not intend to sell or believe it will be required to sell these securities before recovery of each security's amortized cost.

        Residential mortgage-backed securities ("RMBS")

        The  unrealized  losses  on  RMBS,  which  represents  4% of  unrealized  losses  at  December  31,  2015,  are concentrated  in the  non-agency  sector.  The total  unrealized  losses in this  category  have  decreased  at
        December  31, 2015  compared  to  December  31,  2014.  A  substantial  majority  of the  unrealized  losses at
        December  31,  2015  are in the  twelve  months  or  more  category.  These  unrealized  losses  are  primarily attributable  to the  increase  in market  interest  rates in this sector  during  2014 and 2015 from  previous levels.  The Company  performs  various stress tests on the cash flow  projections for these  securities and in situations  where it is determined  the projected  cash flows cannot  support the  contractual  amounts due the
        Company,  an  impairment  loss is  recognized.  In  situations  where the  projected  cash flows  indicate  the
        Company will receive the amounts it is contractually  due and the Company does not intend or believe it will be required to sell these securities  before recovery of its amortized cost, an impairment loss is not recognized.
        The  Company  recognized  no  impairment  losses  on  RMBS  during  the  years  ended  December  31,  2015  and
        2014.

        Commercial mortgage-backed securities ("CMBS")

        The  unrealized  losses  on  CMBS,  which  represents  5% of  unrealized  losses  at  December  31,  2015,  are primarily  attributable to illiquidity  applicable to certain  securities in that sector and concerns regarding the  potential for future  commercial  mortgage  defaults.  The total  unrealized  losses in this category have increased  significantly  at  December  31,  2015  compared  to December  31,  2014.  The Company has  reviewed
        payment   performance,   delinquency  rates,  and  credit  enhancements  within  the  security  structures  and monitored  the credit  ratings  of all its CMBS  holdings.  The  Company  has  performed  cash flow  projection analyses  on all of its CMBS and in those  situations  where it appears the  Company  will  receive all amounts contractually  due and it does not intend to sell or believe it will be required to sell these securities prior to recovery of amortized cost, an impairment loss is not recognized.

        Asset-backed securities ("ABS")

        The  unrealized  losses  in  ABS,  which  represents  34% of  unrealized  losses  at  December  31,  2015,  are primarily related to collateralized  debt obligations  backed by various consumer and commercial finance loans.
        This category also includes  structured notes backed by diversified  investment  portfolios.  In addition,  the
        Company has  recognized  unrealized  losses  applicable to private ABS securities  within this category,  which losses are primarily  included in the less than twelve months  category.  The  unrealized  losses are primarily due to wide credit spreads in this sector,  particularly  related to private ABS. The unrealized losses in this category  have  increased  in both the less  than 12 month  and 12 months  or more  categories  primarily  as a result of the widening of credit  spreads.  The Company  stress tests the  projected  cash flows of its ABS and recognizes  impairment  losses in  situations  where the testing  indicates  the  Company  will not receive all amounts  contractually due from the securities.  This category also includes fixed income securities containing embedded  derivatives.  The  Company  recognized  ABS  impairment  losses  of  $10,870  and  $646  for the year ended  December  31,  2015 and 2014,  respectively.  In those  situations  where it appears  the  Company  will receive  all  amounts  contractually  due and it does not intend or believe it will be  required  to sell these securities prior to recovery of amortized cost, an impairment loss is not recognized.

        Other debt obligations

        This  category  primarily  consists of credit  tenant  loans.  The  unrealized  losses in this category are the result of concerns  regarding the credit  worthiness  of the building  tenants and  illiquidity  in this market sector.  The  unrealized  losses on these  securities  have  decreased  during the year ended December 31, 2015 compared to the  unrealized  losses at December 31, 2014.  The Company  monitors  the  creditworthiness  of the obligors and  recognizes  impairment  losses in situations  where it is determined the Company will not receive all amounts  contractually  due from the  securities.  In those  situations  where it appears the Company  will receive  all  amounts  contractually  due and it does not intend or believe it will be  required  to sell these securities prior to recovery of amortized cost, an impairment loss is not recognized.

        Equity securities

        This  category,  which  represents  2% of  unrealized  losses at December 31, 2015,  primarily  consists of one preferred  equity position of an energy company.  The total  unrealized  losses in this category have decreased at December  31, 2015  compared to December  31,  2014.  The  Company  has  reviewed  the  preferred  equity in the large  unrealized  loss  position and considers the  impairment to be temporary.  During 2015,  the Company recognized  impairment  losses on two common  equity  securities  of  $36,474.  The losses were  recognized  on one  publicly  listed  financial  service  company and one  one-publicly  traded  retail  company.  The Company recognized total impairment  losses of $43,620 and $5,577  applicable to equity  securities for the years ended
        December 31, 2015 and 2014, respectively.

        Other-than-temporary impairments

        As a result of the  Company's  review of OTTI of investment  securities,  the Company  recorded net  impairment losses recognized in earnings during 2015, 2014 and 2013, as summarized in the following table:

                                                                      2015         2014          2013
                                                                  ------------ ------------  ------------

Municipals                                                            $ 7,224          $ -           $ -
Corporate securities                                                   58,748       46,808        14,124
Asset-backed securities                                                10,870          646             -
Preferred stock                                                         5,848        5,577         7,008
Common stock                                                           37,772            -             -
                                                                  ------------ ------------  ------------

Net impairment loss recognized in earnings                          $ 120,462     $ 53,031      $ 21,132
                                                                  ============ ============  ============

        The  following  is a  roll-forward  of credit  losses for the years ended  December  31, 2015 and 2014 on fixed maturities held by the Company for which a non-credit portion of the OTTI impairment was recognized in OCI:

                                                                      2015         2014
                                                                  ------------ ------------

Balance, January 1                                                        $ -      $ 4,351

Reductions for impaired securities sold                                     -         (985)
Reductions for securities no longer with OTTI OCI loss                      -       (3,366)
                                                                  ------------ ------------

Balance, December 31                                                      $ -          $ -
                                                                  ============ ============

        The Company had no  non-credit  related OTTI losses  recorded on fixed  maturities  that remain in  accumulated
        OCI at December 31, 2015 and 2014, respectively.

        Net investment income and investment gains (losses)

        The  major  categories  of  investment   income  reflected  in  the  consolidated   statements  of  income  are
        summarized as follows:

                                               2015            2014            2013
                                          --------------  --------------  --------------
Gross investment income
    Fixed maturities                      $   1,480,204   $   1,434,576   $   1,306,237
    Equity securities                            23,312          23,139          20,138
    Mortgage loans                              158,294         109,123          72,743
    Policy loans                                 23,270          23,719          23,872
    Short-term investments                        4,102           3,845          12,088
    Derivative instruments                      (40,281)        149,267         172,407
    Other invested assets                       (22,906)         32,993          64,309
                                          --------------  --------------  --------------
            Total gross investment income     1,625,995       1,776,662       1,671,794

Less: Investment expenses                        50,096          50,954          44,615
                                          --------------  --------------  --------------

            Net investment income         $   1,575,899   $   1,725,708   $   1,627,179
                                          ==============  ==============  ==============

        Investment   expenses   primarily  consist  of  investment   advisor  fees,   interest  expense  on  repurchase
        agreements, interest on FHLB advances and interest related to derivative collateral liabilities.

        The major  categories of realized  investment gains and (losses)  reflected in the  consolidated  statements of income are summarized as follows:

                                               2015            2014            2013
                                           --------------  --------------  --------------

Fixed maturities                            $    125,077    $    241,840    $    133,865
Equity securities                                (13,716)         (4,806)         (1,139)
Mortgage loans                                      (742)             36           1,737
Real estate                                          805               -            (250)
Short-term investments                               (37)             22             (33)
Other invested assets                             12,055               -               -
                                           --------------  --------------  --------------

        Net realized investment gains       $    123,442    $    237,092    $    134,180
                                           ==============  ==============  ==============

        Proceeds from the sale of available-for-sale  securities and the gross realized gains and losses on these sales
        (prior to gains  (losses)  ceded to reinsurer  and  excluding  OTTI losses,  maturities,  calls,  exchanges and prepayments) during 2015, 2014 and 2013 were as follows:

                                   2015                      2014                      2013
                         ------------------------  ------------------------  -----------------------
                            Fixed       Equity        Fixed       Equity       Fixed       Equity
                         Maturities    Securities  Maturities   Securities   Maturities   Securities
                         ------------  ----------  ------------ -----------  -----------  ----------

Proceeds from sales      $ 3,008,856    $ 92,378   $ 3,438,655    $  8,194   $ 1,860,869   $  7,359
Gross realized gains         102,889       3,701       212,178         847      104,501           -
Gross realized losses        (29,415)          -       (25,413)       (487)      (9,927)       (312)

        Mortgage Loans

        The carrying value and related loan loss allowance of the mortgage loan portfolio is as follows:

                                        2015                2014
                                   ----------------     --------------

Carrying value                       $ 4,412,801         $ 2,946,727
Loan loss allowance                       (1,000)               (258)
                                   ----------------     --------------

Carrying value, net of allowance     $ 4,411,801         $ 2,946,469
                                   ================     ==============

        The  following  table  includes a breakdown of the  Company's  mortgage  loans by property  type as of December 31:

                                                         2015                                2014
                                          ---------------------------------    -------------------------------
                                            Carrying Value        Percent         Carrying Value     Percent
                                          --------------------   ----------    -------------------------------

         Office                               $      1,739,848      39%           $    1,202,077       41%
         Retail                                      1,190,865      27%                  883,377       30%
         Multi-family                                  696,859      16%                  468,797       16%
         Hotel                                         304,097      7%                   124,912       4%
         Other                                         136,165      3%                    68,025       2%
         Industrial                                    258,813      6%                   124,971       4%
         Medical                                        65,939      1%                    48,822       2%
         Residential                                    20,215      0%                    25,746       1%
                                          --------------------   ----------    ------------------   ----------

                                              $      4,412,801      100%             $ 2,946,727       100%
                                          ====================   ==========    ==================   ==========

        Mortgage loans by geographic locations are as follows as of December 31:

                                                          2015                                2014
                                          ---------------------------------    -------------------------------
                                            Carrying Value        Percent         Carrying Value     Percent
                                          --------------------   ----------    -------------------------------

         South Atlantic                       $      1,278,279      29%            $ 9    53,241       33%
         Pacific                                       997,990      23%                  716,102       24%
         Middle Atlantic                               610,890      14%                  447,439       15%
         East North Central                            259,532      6%                   201,910       7%
         Mountain                                      542,997      12%                  187,445       6%
         West South Central                            346,204      8%                   207,149       7%
         West North Central                             47,722      1%                    64,436       2%
         East South Central                             51,410      1%                    46,705       2%
         New England                                   192,300      4%                   122,300       4%
         Other                                          85,477      2%                           -     0%
                                          --------------------   ----------    ------------------   ----------

                                              $      4,412,801      100%           $   2,946,727       100%
                                          ====================   ==========    ==================   ==========

        The Company's mortgage loans by origination year are as follows as of December 31:

                                       Carrying Value           Percent
                                     --------------------   -----------------

2015                                  $        1,648,150            37%
2014                                           1,184,938            27%
2013                                             764,792            17%
2012                                             552,497            13%
2011 and prior                                   262,424             6%

                                     --------------------   -----------------
Total                                 $        4,412,801           100%
                                     ====================   =================

        The Company has outstanding commitments on mortgage loans of $7,052 at December 31, 2015.

        Any loan  delinquent  on  contractual  payments is  considered  non-performing.  At December 31, 2015 there was one  non-performing  commercial  mortgage  loan  that was over 90 days  past due on  contractual  payments.  At
        December 31, 2014 there were no non-performing loans over 90 days past due on contractual payments.

        Information  regarding the Company's credit quality  indicators for its recorded  investment in mortgage loans, gross of valuation allowances, as of December 31, 2015 and December 31, 2014 is as follows:

                                        December 31, 2015                  December 31, 2014
                                ---------------------------------  --------------------------------
                                    Carrying                           Carrying
                                     Value            % of Total        Value          % of Total
                                -----------------   --------------------------------  -------------
Internal credit risk grade:
High quality                         $ 4,021,773             91%        $ 2,716,075            92%
Medium quality                           341,904              8%            167,616             6%
Low quality                                    -              0%             37,290             1%
Residential - unrated                     20,215              0%             25,746             1%
In or near default                        28,909              1%                  -             0%
                                -----------------   -------------  -----------------  -------------

Total mortgage loans                 $ 4,412,801            100%        $ 2,946,727           100%
                                =================   =============  =================  =============

        The Company  reviews its mortgage  loans for  impairment  on an on-going  basis.  It considers  such factors as delinquency  of payments,  decreases in the value of  underlying  properties,  the  financial  condition of the mortgagee  and  the  impact  of  general  economic  conditions  in  the  geographic  areas  of  the  properties collateralizing  the mortgages.  Once the  determination is made that a mortgage loan is impaired,  the primary consideration  used to  determine  the amount of the  impairment  is the fair  market  value of the  underlying property.  The Company  assumes it would  receive the proceeds  from the sale of the  underlying  property less
        sale   expenses.   The  Company   maintains  an  allowance   for  mortgage   loan  losses.   The  allowance  is
        determined  through  an  analysis  of  specific  loans  that  are  believed  to have a  higher  risk of  credit impairment.  The rollforward of the allowance for the years ended December 31, 2015 and 2014 is as follows:

                                                2015               2014
                                          -----------------  -----------------

Balance at beginning of period                       $ 258              $ 669
Provision released                                   1,000               (161)
Charge offs                                           (258)              (250)
                                          -----------------  -----------------

Balance at end of period                           $ 1,000              $ 258
                                          =================  =================

        Charge offs include the amount of loss resulting from writing  specific  mortgage loans to fair value and loans which were  satisfied by taking  ownership of the real estate.  When the real estate is taken it is recorded at its fair value and the  mortgage  loan is recorded as fully paid.  Provision  released is  applicable  to loans determined to no longer require an allowance.

        During the year ended  December  31,  2015,  there were no  mortgages  written  down to fair  value.  There was
        $258 of  allowance  charge offs related to a reverse  mortgage  that was paid in full in 2015.  The  negotiated
        payoff  amount  for  this  reverse  mortgage  was  more  than  the  mortgage  value.   During  the  year  ended
        December  31,  2014,  there were no  mortgages  written  down to fair  value.  The amount of  allowance  charge offs  related to these  write  downs was $250  during the year ended  December  31,  2014.  The Company did not restructure any mortgage loans during the years ended December 31, 2015 and 2014.

        The Company did not take ownership of any real estate in 2015.  The company did take ownership of one piece of real estate in 2014 to satisfy a mortgage loan.  Real estate is a component of other invested assets in the consolidated balance sheets.

        The following table summarizes the activity in real estate owned which was obtained in satisfaction of mortgage loans on real estate:

                                                                          2015            2014
                                                                      --------------  --------------

           Real estate owned at beginning of period                    $    4,900     $   8,141
           Sales                                                           (5,705)       (3,652)
           Gain on sale of real estate                                        805           411
                                                                      --------------  --------------
           Real estate owned at end of period                          $        -     $   4,900
                                                                      ==============  ==============

        Credit risk concentration

        The Company  generally strives to maintain a diversified  invested assets portfolio.  Other than investments in
        U.S.  Government  or U.S.  Government  Agencies,  the  Company  had the  following  investments  that  exceeded
        10% of the Company's stockholder's equity at December 31, 2015:

        Guggenheim Partners Opportunistic
          Investment Grade Securities Fund, LLC             $ 553,122

        Other

        Federal Home Loan Bank of Des Moines

        Midland  National  is a member of FHLB Des  Moines.  In order to  maintain  its  membership  and borrow  funds, the  Company  was  required  to  purchase  FHLB  equity  securities  that  total  $59,995  and  $55,195  as  of
        December 31, 2015 and 2014,  respectively.  These securities are included in equity  securities and are carried at cost,  which  approximates  fair value.  Resale of these  securities is restricted only to FHLB. As a member of FHLB,  the Company can borrow  money,  provided  that FHLB's  collateral  and stock  ownership  requirements are met.  The  maximum  amount a member can  borrow is twenty  times its FHLB  investment.  The  interest  rate and  repayment  terms  differ  depending on the type of advance and the term  selected.  At  December 31,  2015 and  2014,  the  Company  had  outstanding  advances  of  $1,249,870  and  $1,129,870,  respectively  from FHLB
        (see Note 8).

        Deposits with regulatory authorities

        At December 31, 2015 and 2014,  securities  with reported  values of $3,356 and $3,244,  respectively,  were on deposit with  regulatory  authorities as required by law. These consist of fixed maturity  securities  reported in the  consolidated  balance  sheets  at  fair  value  and  have  an  amortized  cost of  $3,189  and  $3,458, respectively.

5.      DERIVATIVES AND DERIVATIVE INSTRUMENTS

        The following table presents the notional amount and fair value of derivatives and derivative instruments:

                                                            December 31, 2015                      December 31, 2014
                                                   -------------------------------------  -------------------------------------
                                                       Notional              Fair             Notional              Fair
                                                        Amount              Value              Amount              Value
                                                   -----------------   -----------------  -----------------   -----------------
Assets:

Derivative instruments:
      Interest rate swaps                                 $ 209,320             $ 4,626          $ 242,660             $ 6,694
      Interest rate floors                                  113,000              11,782            113,000              13,039
      Interest rate caps                                  2,490,000              43,865          2,490,000              52,718
      Foreign exchange derivatives                           50,277               1,234             24,552               3,635
      Futures                                             2,013,214             143,470          2,522,174             296,015
      Options                                             8,399,113             158,876          5,839,695             235,704
                                                                       -----------------                      -----------------
                                                                              $ 363,853                              $ 607,805
                                                                       =================                      =================

Reinsurance receivables - embedded
      derivatives from reinsurance ceded:
         Indexed annuity products ceded                         N/A           $ 765,194                N/A           $ 891,676
         Annuity funds withheld and modco                       N/A             361,718                N/A             300,017
                                                                       -----------------                      -----------------
                                                                            $ 1,126,912                              $ 357,738
                                                                       =================                      =================

Fixed maturities - asset-backed securities:
      Hybrid instruments                                                      $ 558,210                              $ 695,254
                                                                       =================                      =================

Liabilities:
Investment-type insurance contracts
      embedded derivatives:
      Indexed life and annuity products                                     $ 3,652,206                            $ 3,891,058
                                                                       =================                      =================
Other liabilities - derivative instruments
      Interest rate swaps                                   $ 9,267                $ 59                $ -                 $ -
      Written options                                             -                   -            773,020               2,485
                                                                       -----------------                      -----------------
                                                                                   $ 59                                $ 2,485
                                                                       =================                      =================

None of the derivatives above are designated as hedging instruments.

        Indexed options and futures

        The  Company has indexed  annuity and indexed  universal  life  products  that  provide for a  guaranteed  base return and a higher  potential  return tied to several  major  equity  market  indices.  In order to fund these
        benefits,  the  Company  purchases   over-the-counter  index  options  that  compensate  the  Company  for  any appreciation over the strike price and offsets the corresponding increase in the policyholder  obligation.  The
        Company also enters  futures  contracts and options to  compensate  it for  increases in the same indices.  The
        Company classifies these options and futures as derivative instruments.

        The  Company  amortizes  the  cost of the  indexed  options  against  investment  income  over  the term of the option,  which is typically  one year.  When the options are exercised at maturity,  the value  received by the
        Company is reflected as net investment income in the consolidated statements of income.

        The  futures  contracts  have no initial  cost and are marked to market  daily.  That daily  mark-to-market  is settled  through  the  Company's  variation  margin  accounts  maintained  with the  counterparty.  The Company reports  the change in the  difference  between  market  value and  amortized  cost of indexed  options and the change in the futures variation margin accounts as gains (losses) on derivatives and derivative  instruments in the consolidated statements of income.

        Embedded derivatives related to indexed life and annuity products

        The  Company's  indexed  life  and  annuity  products  contain  embedded  derivatives.  The  fair  value of the embedded  options  related to these  direct and ceded  policyholder  obligations  are based  upon  current  and expected index levels and returns as well as assumptions  regarding general  policyholder  behavior,  primarily lapses and  withdrawals.  These  projected  benefit  values are discounted to the current date using an assumed interest rate consistent with the duration of the liability  adjusted to reflect the Company's  credit risk and additional  provision  for  adverse  deviation.  This  value  is then  compared  to the  carrying  value of the liability to  calculate  any gain or loss that is reflected  in the  consolidated  statements  of income as net gains (losses) on derivatives and derivative instruments.

        The  Company  has  two  coinsurance  with  funds  withheld  reinsurance   agreements  as  well  as  a  modified
        coinsurance  agreement with  unaffiliated  reinsurers.  Under applicable  guidance,  the Company's  reinsurance agreements contain embedded  derivatives that require bifurcation due to credit risks the reinsurer is assuming that are not clearly and closely  related to the  creditworthiness  of the Company.  The  embedded  derivatives contained  in the funds  withheld  liability  have  characteristics  similar to a total  return  swap since the
        Company cedes the total return on a designated  investment  portfolio to the outside  reinsurer.  The reinsurer assumes the interest credited to the  policyholders on the policies covered by the treaties,  which interest is relatively  fixed.  The Company has  developed  models  based on the expected  cash flows of the ceded  annuity business to estimate  the fair value of the policy  liabilities.  The value of the  derivative  embedded in the funds withheld  coinsurance  agreements is equal to the difference  between the fair value of the assets in the funds withheld  portfolio and the fair value of the policy  liabilities  estimated  from cash flow models.  The value of the  derivative  embedded in the modified  coinsurance  agreement is equal to the  difference  between the fair value and cost basis of the underlying financial instruments in the modco portfolio.  The value of the embedded  derivative  is  reported in the  consolidated  balance  sheets in  reinsurance  receivables.  The net change in the reported value of the embedded  derivatives is reported in net gains (losses) on derivatives  and derivative instruments in the consolidated statements of income.

        See Note 11 for further  discussion  related to the  Company's  coinsurance  with funds  withheld  and modified coinsurance reinsurance agreements.

        Embedded derivatives related to hybrid financial instruments

        The Company holds hybrid financial  instruments,  fixed income  securities with embedded  derivatives,  and has elected fair value  measurement.  These  securities  are reported in the  consolidated  balance sheets in fixed maturities,  available-for-sale,  at fair  value.  Any change in the fair value of the  security is reported as net gains (losses) on derivatives  and derivative  instruments in the  consolidated  statements of income.  The amortized  cost and fair  value  of the  Company's  hybrid  financial  instruments  at  December  31,  2015 was
        $584,000 and $558,210,  respectively.  The  amortized  cost and fair value of the  Company's  hybrid  financial instruments  at December  31, 2014 was $665,000 and  $695,254,  respectively.  The decision to elect fair value measurement  is made on an  instrument-by-instrument  basis  under the  guidance.  The  Company  will  consider making an  election  of fair value  measurement  at the time of any  future  acquisitions  of hybrid  financial instruments.

        Other derivative instruments

        The Company has also entered into interest rate floor,  interest rate cap and interest rate swap  agreements to help  manage its  overall  exposure  to  interest  rate  changes  and credit  events.  These  other  derivative instruments  do not hedge  specific  assets  or  liabilities  and as such are not  accounted  for as  effective hedges.  The Company holds  interest  rate floor and cap  agreements to protect  itself  against  interest rate fluctuations  in relation to crediting rates on its  policyholder  accounts.  These swaps,  caps and floors are reported  at fair value in the  consolidated  balance  sheets and  changes in the fair value are  reported as a component of net gains (losses) on derivatives  and derivative  instruments in the  consolidated  statements of income.  Periodic  interest rate swap  settlements  and current  period  changes in the swap accruals for these non-hedge  swaps are  reported  as a component  of net  investment  income in the  consolidated  statements  of income with the  payable or  receivable  included  in accrued  investment  income in the  consolidated  balance sheets.  The stated fair value of the applicable interest rate swaps excludes the current period accruals.

        The Company  has entered  into  foreign  currency  forwards to protect  itself  against  currency  fluctuations between  trade and  settlement  dates on foreign  financial  instruments.  These  forwards are reported at fair value in the  consolidated  balance  sheets and changes in fair value are  reported as a component of net gains
        (losses) on derivatives and derivative instruments in the consolidated statements of income.

        The following  table presents the impact of derivatives  and derivative  instruments  not designated as hedging instruments in the consolidated statements of income:

                                                                  2015               2014                2013
                                                            -----------------  -----------------   -----------------
Gains (losses) recognized in net gains (losses)
 on derivatives and derivative instruments:

Interest rate swaps                                              $    (2,068)        $       65         $    (9,694)
Credit default swaps - receive                                             -                  -                 340
Credit default swaps - pay                                                 -               (234)              1,457
Interest rate floors                                                    (993)             1,886              (5,383)
Interest rate caps                                                    (8,852)            (7,275)                  -
Foreign exchange derivatives                                           5,529              4,912                   -
Embedded derivatives in:
Indexed life and annuity products                                    521,238              1,820            (105,251)
Indexed annuity products ceded                                      (108,823)            32,736             (35,072)
Annuity funds withheld and modco                                      61,701            167,914             (42,447)
Hybrid instruments                                                   (51,838)            29,632              (3,026)
Futures                                                              (32,386)           245,698             351,302
Options                                                             (101,094)          (133,841)            180,892
                                                            -----------------  -----------------   -----------------

                                                                $    282,414       $    343,313        $    333,118
                                                            =================  =================   =================

Gains (losses) recognized in net investment income:

Interest rate and credit default swaps                           $     5,171        $     6,770         $     9,901
Interest rate floors                                                   2,851              2,378               1,308
Options                                                              (48,303)           140,119             161,198
                                                            -----------------  -----------------   -----------------

                                                                $    (40,281)      $    149,267        $    172,407
                                                            =================  =================   =================

6.      OFFSETTING OF ASSETS AND LIABILITIES

        Certain of the Company's  derivative  instruments are subject to enforceable  master netting  arrangements that provide for the net settlement of all derivative  contracts between the Company and a counterparty in the event of default or upon the occurrence of certain  termination  events.  Collateral  support  agreements are also in place  requiring the Company or the  counterparty  to pledge  collateral in the event minimum  thresholds  have been reached, typically related to the fair value of the outstanding derivatives.  Additionally, certain of the
        Company's  repurchase  and reverse  repurchase  agreements  provide for net  settlement on  termination  of the agreement.

        The  Company  reports  derivative  instruments,   repurchase  agreements,  and  reverse  repurchase  agreements on a gross basis within the  consolidated  balance  sheet.  The tables below  present the  Company's  gross and net derivative  instruments  and gross and net repurchase  agreements by asset and  liabilities for the Company as December 31, 2015 and 2014:

                                                                                          December 31, 2015
                                                                    --------------------------------------------------------

                                                                     Gross Amounts
                                                                    Presented in the      Financial
                                                                        Balance          Instruments/            Net
                                                                         Sheet            Collateral            Amount
                                                                    -----------------  -----------------   -----------------
Offsetting of financial assets:
Derivative instruments                                                     $ 363,853          $ 136,722           $ 227,131
Reverse repurchase agreements                                                 94,377             94,377                   -
                                                                    -----------------  -----------------   -----------------
Total financial assets                                                     $ 458,230          $ 231,099           $ 227,131
                                                                    =================  =================   =================

Offsetting of financial liabilities:
Derivative instruments                                                          $ 59                $ -  #             $ 59
Repurchase agreements                                                      2,876,442          2,876,442                   -
                                                                    -----------------  -----------------   -----------------
Total financial liabilities                                              $ 2,876,501        $ 2,876,442                $ 59
                                                                    =================  =================   =================

                                                                                        December 31, 2014
                                                                    --------------------------------------------------------

                                                                     Gross Amounts
                                                                    Presented in the      Financial
                                                                        Balance          Instruments/            Net
                                                                         Sheet            Collateral            Amount
                                                                    -----------------  -----------------   -----------------
Offsetting of financial assets:
Derivative instruments                                                     $ 607,805          $ 241,402           $ 366,403
Reverse repurchase agreements                                                 98,300             98,300                   -
                                                                    -----------------  -----------------   -----------------
Total financial assets                                                     $ 706,105          $ 339,702           $ 366,403
                                                                    =================  =================   =================

Offsetting of financial liabilities:
Derivative instruments                                                       $ 2,485                $ -  #          $ 2,485
Repurchase agreements                                                      2,677,167          2,677,167                   -
                                                                    -----------------  -----------------   -----------------
Total financial liabilities                                              $ 2,679,652        $ 2,677,167             $ 2,485
                                                                    =================  =================   =================

7.      NONCONTROLLING INTERESTS AND VARIABLE INTEREST ENTITIES

        In 2009, the Company  completed a  re-securitization  transaction by  transferring  nonagency RMBS to a special interest  entity,  which then  transferred  the securities to a  nonaffiliated  Trust.  The cash flows from the transferred  securities will be used to service  re-tranched and re-rated  securities issued by the Trust. Upon completion of the  re-securitization,  the previous carrying amount of the transferred securities was allocated to the securities  issued by the Trust.  The  beneficial  interests in the remaining  securities  issued by the
        Trust had been  retained  by the  Company and had a carrying  value  equal to the prior  carrying  value of the transferred  securities  less the  carrying  value  allocated  to the  re-securitized  securities  sold.  As of
        December 31, 2015,  the beneficial  interests in the remaining  securities had a book value of $73,520 and fair value of $85,676.

        In 2014, the Company  invested in two special  purpose  vehicles  ("SPVs"),  Paris Finance II, LLC ("PF II")and
        Wattage Finance LLC  ("Wattage"),  that are designed to provide  financing to underlying real estate and energy projects, respectively.

        The  Company  invested  in 67% of the  outstanding  senior  and  subordinated  debt of PF II.  PF  II's  entire capitalization  is made up of debt.  PF II's  management  function  is  controlled  by an  investment  manager,
        GPIM,  over which the  Company  retains  kick out  rights.  Due to  insufficient  equity at risk as well as the management  function  control by a third  party,  PF II is  considered a VIE. As the Company is the holder of a majority of the beneficial  interests of PF II and has authority to replace the investment manager, the Company is the primary  beneficiary.  As primary beneficiary the Company has included PF II's financial activity in the
        Company's consolidated financial statements.

        The  noncontrolling  interest  included in  stockholder's  equity related to PF II is $4,414 and ($1,251) as of
        December 31, 2015 and 2014,  respectively.  The related net loss (gain) attributable to noncontrolling interest for the year ended December 31, 2015 and 2014 for PF II is ($5,665) and $1,251, respectively.

        The  Company  invested  in 63% of the equity  interest  of Wattage  which  represents  a majority  of the total capitalization.  Wattage's  management  function is  controlled  by GPIM,  over which the Company  retains kick out rights.  Due to  management  control by a third party,  Wattage is  considered a VIE. As the Company is the holder of a majority of the  beneficial  interests  of Wattage  and has  authority  to replace  the  investment
        manager,  the  Company  is  the  primary   beneficiary.   As  primary  beneficiary  the  Company  has  included
        Wattage's financial activity in the Company's consolidated financial statements.

        The  noncontrolling  interest  included in  stockholders'  equity related to Wattage is $9,826 and $2,796 as of
        December 31, 2015 and 2014,  respectively.  The related net loss  attributable to  noncontrolling  interest for the year ended December 31, 2015 and 2014 for Wattage is $1,001 and $1,517, respectively.

        In  addition,  the Company has other  investments  in limited  partnerships,  SPVs,  the  previously  discussed re-securitization  trust and a private debt fund that are reviewed to determine if they are VIEs.  The VIEs are primarily limited  partnerships formed for the purpose of purchasing fixed income and private equity securities and SPVs  formed  for  specific  business  purposes  such as  aircraft  leasing.  Financing  for these  VIEs is primarily  accomplished  through limited  partnership  contributions  and various debt structures.  For limited partnerships,  the Company is a limited  partner with no voting rights in the VIEs.  For the SPVs,  the Company is typically a senior and  subordinated  debt holder with limited  voting  rights,  which voting rights are not significant  enough to have the power to direct  activities  of the SPV.  In the case of the SPVs,  the Company reports  its  investment  in these  entities  as a  component  of fixed  maturity  investments.  The  Company's involvement  with the  re-securitization  trust and private debt fund is limited due to a third-party  manager.
        Certain of these  investments  were  determined to be VIEs,  but in each case the Company has  determined it is not the primary  beneficiary.  The  determination  was based on the  conclusion  that the Company does not have the  power to direct  the  activities  of the VIEs  that  most  significantly  impact  the  entities'  economic performance.  Except for amounts contractually  required,  the Company did not provide any further financial or other support to the VIEs.

        The  Company's  maximum  exposure to loss is based on the  carrying  value of the limited  partnerships,  SPVs, the remaining beneficial interests held for the re-securitization  trust and its investment in the private debt fund.  The  Company's  carrying  amount of its asset  compared to its  maximum  exposure to loss as of December
        31, 2015 is as follows:

         Limited partnerships
                                          Carrying amount of assets                  $ 864,934
                                          Maximum exposure to loss                     864,934
         Special Purpose Vehicles
                                          Carrying amount of assets                    456,746
                                          Maximum exposure to loss                     456,746
         Private debt fund
                                          Carrying amount of assets                    112,552
                                          Maximum exposure to loss                     112,552
         Re-securitization trust
                                          Beneficial interests held in trust            85,676
                                          Maximum exposure to loss                      85,676

8.      REPURCHASE AGREEMENTS, OTHER BORROWINGS, AND COLLATERAL ON DERIVATIVE INSTRUMENTS

        Repurchase agreements

       Securities   sold  under   repurchase   agreements  and  securities   lending   arrangements   are   effectively
       collateralized  borrowings.  In these  transactions,  the Company  receives  cash in exchange  for  transferring securities as collateral and recognizes an obligation to reacquire the securities for cash at the  transaction's maturity.  These types of  transactions  create risks,  including (1) the  counterparty  may fail to fulfill its obligations under  outstanding  agreements,  (2) the fair value of the securities  transferred may decline below the amount of the  obligation  to  reacquire  the  securities,  and  therefore  create an  obligation  to pledge additional  amounts,  and (3) the  counterparty  may accelerate the maturity on demand  requiring the Company to reacquire the security prior to contractual  maturity.  The Company attempts to mitigate these risks by the fact that  the  majority  of  the  securities  financing  activities  involve  highly  liquid  securities,  selecting counterparties  with  long-standing  performance  records and  monitoring  the fair value of collateral  pledged relative to contractually  required  repurchase amounts.  The repurchase  collateral posted by counterparties at
       December  31,  2015  and  2014  was  $3,660  and  $1,277,   respectively.   The  following  table  provides  the
       underlying  collateral types of the Company's gross  obligations as well as the remaining  contractual  maturity under repurchase and securities lending agreements.

                                                                                 December 31, 2015
                                                 ------------------------------------------------------------------------------
                                                               Remaining Contractual Maturity of the Agreements
                                                 ------------------------------------------------------------------------------

                                                 Overnight and CoUpitoo30 days    30-90 days     Greater Than 90 daysTotal
                                                 ------------------------------  --------------  ------------------------------
Repurchase agreements and
repurchase-to-maturity transactions
Securities lending transactions
U.S. Governments and Agencies                      $ 1,772,725               -               -               -     $ 1,772,725
Corporate securities                                   556,164               -               -               -         556,164
Residential mortgage-backed securities                 547,553               -               -               -         547,553
                                                 --------------  --------------  --------------  --------------  --------------
Total borrowing                                    $ 2,876,442             $ -             $ -             $ -     $ 2,876,442
                                                 ==============  ==============  ==============  ==============  ==============

                                                                              December 31, 2014
                                                 ------------------------------------------------------------------------------
                                                              Remaining Contractual Maturity of the Agreements
                                                 ------------------------------------------------------------------------------

                                                 Overnight and CoUpitoo30 days    30-90 days     Greater Than 90 daysTotal
                                                 ------------------------------  --------------  ------------------------------
Repurchase agreements and
repurchase-to-maturity transactions
Securities lending transactions
U.S. Governments and Agencies                      $ 1,588,860               -               -               -     $ 1,588,860
Corporate securities                                   555,716               -               -               -         555,716
Residential mortgage-backed securities                 532,591               -               -               -         532,591
                                                 --------------  --------------  --------------  --------------  --------------
Total borrowing                                    $ 2,677,167             $ -             $ -             $ -     $ 2,677,167
                                                 ==============  ==============  ==============  ==============  ==============

        Other borrowings

        At December  31,  2015,  2014 and 2013,  the Company  had  outstanding  borrowings  of  $1,249,870,  $1,129,870 and  $929,870,  respectively  from the FHLB in  accordance  with the  terms of its  membership  agreement.  The purpose of the  borrowings  is to  complement  the  Company's  repurchase  agreement  program.  The  borrowings are  reported  as a  component  of  repurchase  agreements,  other  borrowings  and  collateral  on  derivative instruments  in the  consolidated  balance  sheets.  The  borrowings  outstanding  at  December  31,  2015 have maturity  dates in  February,  Mar,  May June and  October of 2016,  January and  February  of 2017and  June of
        2021.  The  interest  rates  on the  outstanding  borrowings  range  from  0.31%  to  0.83%.  Interest  expense incurred  during  2015,  2014 and 2013 was  $7,259,  $5,245,  and  $4,278,  respectively,  and is reported as a component of net  investment  income in the  consolidated  statements  of income.  The  carrying  value of this borrowing approximates its fair value due to its short maturity.

        In  accordance  with  the FHLB  membership  agreement,  the  Company  was  required  to  purchase  FHLB  common stock.  At  December  31,  2015,  2014  and  2013  the  Company  held  $59,995,  $55,195  and  $47,195  of FHLB
        common  stock,  respectively.   In  addition,  the  Company  has  posted  mortgage  loans  and  agency  MBS/CMO fixed income securities with fair values in excess of the amount of the borrowing as collateral.

       On December 31, 2011 Solberg Re, an indirect  wholly owned  limited  purpose  subsidiary  domiciled in the State of Iowa,  secured an  irrevocable  standby letter of credit  ("LOC") from a large  commercial  bank. On June 28,
       2013,  the LOC  facility  was  amended  to  increase  the  aggregate  maximum  LOC  amount,  extend the term and increase the life  insurance  policies  covered  under the  agreement.  On June 30,  2014,  the LOC facility was amended to increase the life insurance  policies  covered under the agreement.  The term of the facility and the aggregate  maximum  issuance  amount  did  not  change  in the  2014  amendment.  The  amended  LOC,  which  has
       a  term  of  13  years,  has  an  aggregate  maximum  issuance  amount  of  $700,000,   of  which  $558,037  and
       $513,954  were issued and  outstanding  at  December  31,  2015 and 2014,  respectively.  The purpose of the LOC is to support redundant  statutory  required reserves on specific term life insurance policies issued by Midland
       National  and  North  American  and  ceded  to  Solberg  Re.  The LOC  can be  drawn  upon  when  actual  policy benefits  applicable to the specific life insurance term policies exceed specified  thresholds.  Solberg Re does not anticipate  drawing funds against the LOC. Total credit facility  origination  costs of $5,814 were incurred and capitalized  and are included in other  receivables,  other assets and property,  plant and equipment on the consolidated  balance  sheets.  The  capitalized  fees will be amortized over the original life of the facility.
       Amortization  expense  of $447 was  recorded  in 2015,  2014 and 2013.  The  Company  expects to  amortize  $447 in each of the next five years.  In addition,  a quarterly fee equal to 1.45% per annum of the  outstanding  LOC was paid during part of 2013.  As part of the 2013 LOC  facility  amendment,  the  quarterly  fee was changed to
       1.3855% per annum of the  outstanding  LOC,  which will be paid during the remaining  term of the facility.  LOC fees of $7,535, $6,284 and $5,136 were incurred in 2015, 2014 and 2013, respectively.

        On December  31, 2012 MNL Re,  another  indirect  wholly  owned  limited  purpose  subsidiary  domiciled in the
        State of Iowa,  secured a contingent  note  guarantee of specific  risks on certain  permanent  life  insurance policies  assumed from Midland  National and North  American  from an  unrelated  third party.  The  contingent note  guarantee  was  amended on  December  31,  2013 to  increase  the  aggregate  maximum  guarantee  amount, extend the term and increase the  permanent  life  insurance  policies  covered  under the  agreement.  On June
        30,  2014,  the  contingent  note was further  amended to  increase  the  aggregate  maximum  guarantee  amount and  increase the  permanent  life  insurance  policies  covered  under the  agreement.  This  contingent  note guarantee  functions in a manner similar to a letter of credit.  The contingent note guarantee has a term of 23 years  and  an  aggregate  maximum  guarantee  amount  of  $1,432,000,  of  which  $884,716  and  $704,550  was utilized at December 31, 2015 and 2014,  respectively.  MNL Re pays a fee to the  guarantee  provider  equal to
        0.65% per annum,  payable  quarterly,  applied to the amount of the guarantee  utilized.  The  contingent  note guarantee can be drawn upon when actual policy  benefits  applicable to the specific  permanent  life insurance policies  exceed  certain  thresholds.  MNL Re does not anticipate  drawing funds against the  contingent  note guarantee.  For the years ended  December  31, 2015,  2014 and 2013 fees  incurred  related to this  contingent note guarantee were $4,931, $3,420 and $1,339 respectively.

        Collateral on derivative instruments

        Collateral  posted by  counterparties  at December 31, 2015 and 2014  applicable to derivative  instruments was
        $136,722 and $241,402,  respectively,  and is reflected in the  consolidated  balance  sheets in cash and fixed income  securities.  The obligation to repay the collateral is reflected in the consolidated  balance sheets in repurchase agreements, other borrowings and collateral on derivative instruments.

9.      DAC, PVFP and DSI

        The composition of DAC and PVFP for the years ended December 31, 2015, 2014 and 2013 are as follows:

                                                           2015            2014            2013
                                                       --------------  --------------  --------------

DAC and PVFP, beginning of year                        $   1,581,768   $   1,496,134   $   1,221,604
Commissions deferred                                         334,910         266,983         281,921
Underwriting and acquisition expenses deferred                14,651          12,783          13,743
Change in offset to unrealized (gains) losses                 77,678        (118,432)        168,066
Amortization related to operations                          (184,995)        (63,409)       (145,437)
Amortization related to realized gains                        (1,840)        (19,546)        (12,496)
Amortization related to derivatives (gains) losses           (10,508)          7,255         (31,267)
                                                       --------------  --------------  --------------

DAC and PVFP, end of year                              $   1,811,664   $   1,581,768   $   1,496,134
                                                       ==============  ==============  ==============

        The composition of DSI for the years ended December 31, 2015, 2014 and 2013 is summarized below:

                                                           2015            2014            2013
                                                       --------------  --------------  --------------

DSI, beginning of year                                  $    460,588    $    451,876    $    324,262
Sales inducement costs deferred                              116,128         115,144         111,657
Change in offset to unrealized (gains) losses                 46,886         (58,339)         98,794
Amortization related to operations                           (87,993)        (37,259)        (67,057)
Amortization related to realized gains                         2,391          (7,058)         (5,536)
Amortization related to derivatives (gains) losses            (7,939)         (3,776)        (10,244)
                                                       --------------  --------------  --------------

DSI, end of year                                        $    530,061    $    460,588    $    451,876
                                                       ==============  ==============  ==============

10.     PROPERTY, PLANT AND EQUIPMENT

        The major  classifications of property,  plant and equipment  recorded in the consolidated  balance sheets as a component of other receivables, other assets and property, plant and equipment are as follows:

                                                 Range of
                                               Useful Lives          2015            2014
                                               --------------    --------------  --------------

        Land                                         -             $     3,029     $     3,029
        Buildings and improvements             20 - 39 years            20,792          20,792
        Leasehold improvements                 4 - 40 years              2,845           2,696
        Furniture and fixtures                   10 years                8,604           8,313
        Computer equipment and software         3 - 10 years           111,242          85,890
        Other                                      5 years                  51              51
                                                                 --------------  --------------
                                                                       146,563         120,771
        Accumulated depreciation                                       (71,086)        (54,032)
                                                                 --------------  --------------
                                                                   $    75,477     $    66,739
                                                                 ==============  ==============

        Depreciation  expense  was  $21,183,  $14,242  and $8,644  for the years  ended  December  31,  2015,  2014 and
        2013, respectively.

11.     REINSURANCE

        The Company is  primarily  involved in the cession  and,  to a lesser  degree,  assumption  of life and annuity
        reinsurance  with  other  companies.   Reinsurance  premiums  and  claims  ceded  and  assumed  for  the  years ended December 31 are as follows:

                                           2015                         2014                          2013
                              ---------------------------- ----------------------------  ----------------------------
                                 Ceded         Assumed        Ceded         Assumed         Ceded         Assumed
                              -------------  ------------- -------------  -------------  -------------  -------------

Premiums and deposits
 on investment contracts       $   863,344    $   365,449   $   402,065    $   204,209    $   264,176    $   131,726

Claims and investment
 contract withdrawals              295,175         19,659       266,776         50,131        230,860         39,023

        The Company is party to two funds  withheld  coinsurance  agreements  with a third-party  reinsurer.  These are indemnity  agreements  that cover 50% of  substantially  all  policies of specific  annuity  plans  issued from
        January 1, 2002 through  March 31, 2005,  60% of  substantially  all policies of specific  annuity plans issued from April 1, 2005 through February 29, 2008, and 50% of  substantially  all policies of specific annuity plans
        issued  from  March  1,  2008  through  November  30,  2013.  In  these  agreements,   the  Company  agrees  to
        withhold,  on  behalf of the  reinsurer,  assets  equal to the  statutory  liabilities  associated  with  these policies.  The Company  has netted the funds  withheld  liability  of  $4,133,427  and  $4,210,916  against the reinsurance  receivables  of $4,756,933  and  $4,924,463 in  reinsurance  receivables  in the December 31, 2015
        and  2014  consolidated   balance  sheets,   respectively.   The  reinsurance   receivables   contain  embedded
        derivatives as discussed in Note 5.

        The Company is a party to a  reinsurance  agreement  with North  American.  In this  indemnity  agreement,  the
        Company  assumes  80% of all  policies  issued  by North  American  on or after  January  1,  2014 of  specific annuity  plans.  The Company  retrocedes  100% of this business to a third party  reinsurer  through a modified coinsurance agreement.

        The  Company is a party to a modified  coinsurance  agreement  with a  third-party  reinsurer.  This  indemnity agreement  covers 80% of all  policies  issued by the Company on or after  January 1, 2014 of specific  annuity plans  along  with  100%  of  the  business  the  Company  assumes  from  North  American  in  the  coinsurance agreement  discussed  in the previous  paragraph.  In this  agreement,  the Company  retains,  on behalf of the reinsurer, assets equal to the statutory liabilities associated with the reinsured policies.

        The  Company  is a party to a  coinsurance  agreement  with  Guggenheim  Life  and  Annuity  Company  ("GLAC"),
        an  affiliate.   This is an indemnity  agreement  that covers 100% of all policies  issued from January 1, 2008
        through  September  30, 2009 of specific  annuity  plans.    Reinsurance  receivables  of $259,320 and $287,440
        associated  with this  agreement  are reported as a component of  reinsurance  receivables  in the December 31,
        2015 and 2014 consolidated balance sheets, respectively.

        MNL Re  has a  coinsurance  agreement  with  North  American,  which  was  subsequently  amended  and  restated
        on  December  31,  2013.  On June  30,  2014,  the  coinsurance  agreement  with  North  American  was  further amended  to  increase  the life  insurance  policies  covered  under  the  agreement.  In  accordance  with the coinsurance  agreement  North  American  ceded a defined  block of  permanent  life  insurance  products to MNL
        Re.  At  December  31,  2015 and  2014,  MNL Re  assumed  reserves  of  $192,121  and  $120,306,  respectively, which are  included in  reinsurance  receivables.  MNL Re received  premiums of $68,978,  $59,763,  and $35,013 from  North  American  in  2015,  2014,  and  2013  respectively.  MNL Re  paid  experience  refunds  to  North
        American of $0, $0 and $158 in 2015, 2014 and 2013, respectively.

        On December  31,  2011,  Solberg Re entered  into a  coinsurance  agreement  with North  American.  On June 28,
        2013,  the  agreement  was amended  and extends the term and  increases  the life  insurance  policies  covered under the  agreement.  In  accordance  with the  coinsurance  agreement  North  American  ceded a defined block of term life  insurance  to  Solberg  Re. At  December  31,  2015 and 2014,  Solberg  Re  assumed  reserves  of
        $143,321  and  $121,943,  respectively,  which are  included in  reinsurance  receivables.  Solberg Re received premiums  of  $58,084,  $61,826  and  $52,671  from North  American  in 2015,  2014 and 2013  respectively.  In addition,  Solberg Re paid a  reinsurance  assumed  risk charge of $181 in 2015 to North  American and received a  reinsurance  assumed  risk  charge  of  $9,823  and  $10,493  in 2014  and  2013,  respectively  from  North
        American.  Solberg Re paid an  expense  allowance  of  $9,682,  $19,153  and  $18,573  in 2015,  2014 and 2013,
        respectively  and paid claims of $17,201,  $17,417 and  $13,429 in 2015,  2014 and 2013  respectively  to North
        American.

        Premiums,  interest sensitive life and investment product charges,  and benefits incurred are stated net of the
        amounts  of  premiums  and  claims  assumed  and  ceded.   Policyholder   account   balances,   policy  benefit
        reserves,  and policy claims and benefits  payable are reported gross of the related  reinsurance  receivables.
        These  receivables  are  recognized  in a manner  consistent  with the  liabilities  related to the  underlying reinsured contracts.

12.     NOTES PAYABLE

        On October 28, 2013,  the Company  issued a note payable to its parent,  SFG,  for  $142,000.  The note payable
        bears an interest  rate of 7.5% payable  semi-annually.    The  maturity  date of the note is October 31, 2043.
        The amount of  interest  accrued  and  incurred  during 2015 and 2014 was  $10,650,  respectively.   Payment of
        principal and interest on this note is subject to approval by the Iowa Insurance Division.

        On  December  30,  2014,  the  Company  issued a note  payable  to its  parent,  SFG,  for  $200,000.  The note payable  bears an interest  rate of 7.0% payable  semi-annually.  The maturity date of the note is December 30,
        2044.  The amount of interest  accrued  and  incurred  during  2015 and 2014 was $14,000 and $0,  respectively.
        Payment of principal and interest on this note is subject to approval by the Iowa Insurance Division.

        The  remaining  $41,440 of notes  payable  recognized  on the  Company's  balance sheet relate to notes payable issued by Paris Finance II to the non-controlling interest holder.

13.     ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated OCI are as follows:

                                                                             December 31,
                                                           ---------------------------------------------------
                                                                               Net Unrealized
                                                             Net Unrealized    (Gain) Loss on   Intangible
                                                             (Gain) Loss on      Non-Credit       Offset-
                                                           Available-For-Sale    Portion of    Net Unrealized
                                                               Securities       OTTI Losses     (Gain) Loss
                                                           ------------------- --------------- --------------
Balance at December 31, 2013                                          977,411            (272)      (159,066)
Other comprehensive income before reclassifications                 1,597,278             272       (173,695)
Reclassification adjustments                                         (183,758)              -         19,180
                                                           ------------------- --------------- --------------
Balance at December 31, 2014                                        2,390,931               -       (313,581)
                                                           ------------------- --------------- --------------
Other comprehensive income before reclassifications                  (921,526)              -        137,430
Reclassification adjustments                                            3,455               -         (3,854)
                                                           ------------------- --------------- --------------
Balance at December 31, 2015                                        1,472,860               -       (180,005)
                                                           =================== =============== ==============

                                                                             December 31,
                                                           ------------------------------------------------------

                                                            Pension   Postretirement     Deferred
                                                           Liability     Liability     Income Taxes     Total
                                                           ---------- ---------------- ------------- ------------
Balance at December 31, 2013                                 (13,351)           9,968      (285,141)     529,549
Other comprehensive income before reclassifications           (3,045)          (6,969)     (494,845)     918,996
Reclassification adjustments                                  16,395           (1,035)       52,226      (96,992)
                                                           ---------- ---------------- ------------- ------------
Balance at December 31, 2014                                       -            1,964      (727,760)   1,351,554
                                                           ---------- ---------------- ------------- ------------
Other comprehensive income before reclassifications                             2,972       273,393     (507,731)
Reclassification adjustments                                                     (768)          409         (758)
                                                           ---------- ---------------- ------------- ------------
Balance at December 31, 2015                                       -            4,168      (453,958)     843,065
                                                           ========== ================ ============= ============

       The following table sets forth the reclassification adjustments in accumulated other comprehensive income by component as reflected in the consolidated statements of income:

                                                                                  December 31, 2015
                                                     ------------------------------------------------------------------------------
                                                                         Intangible Offset-
                                                       Net Unrealized      Net Unrealized
                                                       (Gain) Loss on      (Gain) Loss on
                                                     Available-For-Sale  Available-For-Sale   Pension   Postretirement
                                                         Securities          Securities       Liability   Liability       Total
                                                     ------------------- -------------------- --------- --------------- -----------

Net realized investment gains                                   $ 3,455                  $ -       $ -             $ -     $ 3,455
Amortization of deferred policy acquisition costs and
   present value of future profits of acquired businesses             -                1,840         -               -       1,840
Charges on interest sensitive and investment-type products            -               (3,597)        -               -      (3,597)
Benefits incurred                                                     -                  294         -               -         294
Amortization of deferred sales inducements                            -               (2,391)        -               -      (2,391)

Operating and other expenses (net of commissions and
  other expenses deferred)
    Amortization of unrecognized postretirement items                 -                    -         -            (768)       (768)
                                                                                              ---------
                                                     ------------------- --------------------           --------------- -----------
Reclassifications before income taxes                             3,455               (3,854)        -            (768)     (1,167)
Income taxes                                                     (1,209)               1,349         -             269         409
                                                     ------------------- -------------------- --------- --------------- -----------
Reclassification adjustments                                    $ 2,246             $ (2,505)      $ -          $ (499)     $ (758)
                                                     =================== ==================== ========= =============== ===========

                                                                                  December 31, 2014
                                                     ------------------------------------------------------------------------------
                                                                         Intangible Offset-
                                                       Net Unrealized      Net Unrealized
                                                       (Gain) Loss on      (Gain) Loss on
                                                     Available-For-Sale  Available-For-Sale   Pension   Postretirement
                                                         Securities          Securities       Liability   Liability       Total
                                                     ------------------- -------------------- --------- --------------- -----------
Net realized investment gains                                $ (183,758)                 $ -       $ -             $ -  $ (183,758)
Amortization of deferred policy acquisition costs and
   present value of future profits of acquired businesses             -               19,546         -               -      19,546
Charges on interest sensitive and investment-type products            -               (7,723)        -               -      (7,723)
Benefits incurred                                                     -                  299         -               -         299
Amortization of deferred sales inducements                            -                7,058         -               -       7,058

Operating and other expenses (net of commissions and
  other expenses deferred)
    Amortization of unrecognized pension items                        -                    -       917               -         917
    Postretirement curtailment                                        -                    -    15,479               -      15,479
    Amortization of unrecognized postretirement items                 -                    -         -          (1,035)     (1,035)
                                                     ------------------- -------------------- --------- --------------- -----------
Reclassifications before income taxes                          (183,758)              19,180    16,395          (1,035)   (149,218)
Income taxes                                                     64,315               (6,713)   (5,738)            362      52,226
                                                     ------------------- -------------------- --------- --------------- -----------
Reclassification adjustments                                 $ (119,443)            $ 12,467  $ 10,657          $ (673)  $ (96,992)
                                                     =================== ==================== ========= =============== ===========

        The  unrealized  gain (loss) on  available-for-sale  securities,  certain  interest rate swaps,  and non-credit portion of OTTI losses is adjusted by  intangibles  (primarily  DAC, DSI and unearned  liability)  and deferred income taxes and is included in the statements of comprehensive income.

14.     INCOME TAXES

        The significant components of income tax expense are as follows:

                                                   2015            2014            2013
                                               --------------  --------------  --------------

        Current                                 $    137,788    $    298,776     $    32,642
        Deferred                                      34,488         (17,727)        199,847
                                               --------------  --------------  --------------
           Total income tax expense             $    172,276    $    281,049    $    232,489
                                               ==============  ==============  ==============

        Total income tax expense  attributable  to income  before taxes differs from the amounts that would result from applying the U.S.  federal  statutory rate of 35% in 2015,  2014 and 2013. The  significant  differences in all three years include tax credits, nondeductible ESOP expense, and nontaxable investment income.

        The tax effects of temporary  differences that give rise to significant  portions of deferred income tax assets and deferred income tax liabilities at December 31, 2015 and 2014 are as follows:

                                                                        2015            2014
                                                                   --------------  --------------

        Deferred income tax assets
           Policy liabilities and reserves                          $    419,685    $    629,610
           Other, net                                                    114,477          60,329
                                                                   --------------  --------------
                    Total deferred income tax assets                     534,162         689,939
                                                                   --------------  --------------
        Deferred income tax liabilities
           Present value of future profits of acquired business                -          (5,218)
           Investments                                                  (500,163)       (994,454)
           Deferred policy acquisition costs and deferred sales
            inducements                                                 (691,370)       (586,952)
                                                                   --------------  --------------
                    Total deferred income tax liabilities             (1,191,533)     (1,586,624)
                                                                   --------------  --------------
                    Net deferred income tax liability               $   (657,371)   $   (896,685)
                                                                   ==============  ==============

        If the  Company  determines  that any of its  deferred  tax assets  will not result in future tax  benefits,  a valuation  allowance must be established  for the portion of these assets that are not expected to be realized.
        Based  upon a review of the  Company's  anticipated  future  taxable  income  and after  considering  all other available  evidence,  both positive and negative,  the Company's  management  concluded  that it is more likely than not that the gross deferred tax assets will be realized, and no valuation allowance is necessary.

        The Company has not  established a liability for  unrecognized  tax benefits and does not expect this to change during the next  twelve  months.  The Company  recognizes  interest  and/or  penalties  as a  component  of tax expense.  The Company did not have any accrued interest and penalties at December 31, 2015 and 2014.

        In December of 2015,  the IRS notified the Company that it will conduct an  examination  of the 2013 income tax return.  At this time,  the Company does not believe the ultimate  resolution of any tax matters that may arise as a result of the  examination  will have a material  effect on the financial  statements.  Tax years prior to
        2011 are closed under the statute of limitations.

15.     OPERATING LEASES

        The  Company  leases  certain  equipment  and office  space.  Rental  expense of $4,015,  $3,923 and $3,883 was
        incurred  in  2015,   2014  and  2013,   respectively.   Approximate   future   minimum  lease  payments  under
        noncancellable leases are as follows:

        Year ending December 31,
        2015                                    $ 2,593
        2016                                      3,116
        2017                                      3,170
        2018                                      3,066
        2019                                      2,528
        Thereafter                                2,677
                                           -------------
                                               $ 17,150
                                           =============

16.     EMPLOYEE BENEFIT PLANS

        Pension Plan

        The Company had a  noncontributory  defined benefit pension plan ("Pension  Plan") covering  certain  full-time employees.  In 2004,  the  Company  approved a plan  amendment  to freeze  the  participant's  accounts  of the
        Pension Plan,  which had the effect of establishing  each  participant's  earned accrued benefit as of December
        31, 2004.  The Plan was  terminated  on July 18, 2014.  As a result of the plan  termination,  the liability to plan  participants  was  settled  through the  purchase  of  nonparticipating  annuity  contracts  and lump sum payments.  In 2014,  the  Company  recorded a  nonrecurring  settlement  loss of  approximately  $15,479.  Plan assets  remaining  in the Pension Plan after  termination  payouts and payment of certain  plan  expenses  were transferred  to the  Employee  Stock  Ownership  Plan  ("ESOP")  in  accordance  with IRC ss. 409 and were not be subject to excise tax.

       Retiree Medical Plan

        The Company  provides  certain  post-retirement  health care benefits through a health and welfare benefit plan
        ("Retiree Medical Plan") and life insurance benefits for eligible active and retired employees.

        The information for the Retiree Medical Plan at December 31 is as follows:

                                                          Retiree Medical Plan
                                                           2015           2014
                                                      --------------- --------------
Obligation and funded status
Accumulated benefit obligation                           $    23,088    $    24,311
                                                      --------------- --------------
Underfunded status                                       $    23,088    $    24,311
                                                      =============== ==============
Liability for benefits
recognized in accounts
payable and accrued expenses                             $    23,088    $    24,311
                                                      =============== ==============

                                                           2015           2014
                                                      --------------- --------------
Additional information
Net periodic benefit costs                               $     1,356     $      702
Employer contributions                                           375            405
Employee contributions                                           127             86
Benefit payments                                                 502            491

Actuarial assumptions
Weighted-average assumptions used to determine benefit
       obligations as of December 31:
                                                               4.14%          3.79%
                                                                 N/A            N/A

Weighted-average assumptions used to determine net
       costs for the years ended December 31:
                                                               3.79%          4.75%
                                                                 N/A            N/A

        The assumed  initial  annual rate of increase in the per capita cost of covered  healthcare  benefits  was 5.6%
        and 8.7% in 2015 and 2014, respectively, grading down to 4.50% by 2085.

       Employee stock ownership plan

       The Company  participates  in an Employee  Stock  Ownership  Plan  ("ESOP")  sponsored by SEI  covering  certain
       full-time  employees.   Prior to 2010,  the  majority  of SEI's stock was held in the  Charles A.  Sammons  1987
       Charitable  Remainder  Trust  Number  Two (the  "CRT").   Prior to his death in 1988,  Charles A.  Sammons,  the
       founder of SEI,  established  the CRT.  The death of his widow,  Elaine D. Sammons,  in January 2009,  initiated the process of settling the CRT.  In January 2010,  the  7,664,402  shares of the SEI stock held by the CRT were transferred  to the ESOP (the  "Transfer") as unallocated  shares,  which  completed the settlement of the CRT.
       As of December 31, 2015 the ESOP owns 100% of the outstanding stock of SEI.

       Compensation expense of $17,729, $21,389 and $20,070 for 2015, 2014 and 2013, respectively, was recorded related to the ESOP.

17.     STATUTORY FINANCIAL DATA AND DIVIDEND RESTRICTIONS

       The Company is domiciled in Iowa and its statutory-basis financial statements are prepared in accordance with accounting practices prescribed or permitted by the insurance department of the domiciliary state.
       "Prescribed" statutory accounting practices include state laws, regulations, and general administrative rules, as well as a variety of publications of the National Association of Insurance Commissioners ("NAIC").
       "Permitted" statutory accounting practices encompass all accounting practices that are not prescribed.  Such practices differ from state to state and company to company.

       The prescribed and permitted practices used by the Company in 2015 include the following:

       o      In 2006 Iowa issued a prescribed practice that instructs insurance companies to use other than market value for assets held in separate accounts where general account guarantees are present on such separate accounts. As a result, the Company carries the assets of the separate accounts related to its bank owned life insurance products at book value.

       o      In 2008 Iowa issued a prescribed practice that allows insurance companies to account for call option derivative assets that hedge the growth in interest credited to the hedged policy as a direct result of changes in the related indices at amortized cost. Other derivative instruments such as indexed futures, swaps and swaptions that may be used to hedge the growth in interest credited to the policy as a direct result of changes in the related indices would still be accounted for at fair value since an amortized cost for these instruments does not exist. As a result, the Company elected to establish a voluntary reserve to offset increases in the values of these other derivative instruments. The prescribed practice also provides guidance to determine indexed annuity reserve calculations based on the Guideline 35 Reserve assuming the market value of the call option(s) associated with the current index term is zero, regardless of the observable market for such option(s). At the conclusion of the index term, credited interest is reflected in the reserve as realized, based on actual index performance. The Company adopted this prescribed practice in 2008.

       o      In 2015 Iowa issued a prescribed practice that allows insurance companies domiciled in Iowa to use the
              Annuity 2000 mortality table for determining the minimum standard of valuation for annuities issued during
              2015. NAIC Accounting requires the 2012 IAR Mortality Table for determining the minimum standard of valuation for annuities issued during 2015.

        The combined effect of applying these prescribed practices in 2015 decreased the Company's statutory-based surplus by $34,676.  The risk-based capital excluding the effect of these prescribed practices would not have resulted in a regulatory trigger event.

        The state of Iowa statue  allows  limited  purpose  captive  insurance  companies to assume  certain  redundant insurance  reserves.  Solberg  Re and  MNL Re  assume  redundant  reserves  from  Midland  National  and  North
        American  that are secured by an LOC and  contingent  note  guarantee  that provided  combined  statutory-based surplus relief of $1,442,753 and $1,218,504 at December 31, 2015 and December 31, 2014, respectively.

        Generally,  the  net  assets  of an  Iowa  domiciled  insurance  company  available  for  distribution  to  its stockholders  are limited to the amounts by which the net assets,  as determined in accordance  with  statutory accounting practices,  exceed minimum regulatory statutory capital  requirements.  All payments of dividends or other distributions to stockholders are subject to notification of regulatory  authorities.  The maximum amount of dividends  that can be paid by the Company  during any 12-month  period,  without prior approval of the Iowa insurance  commissioner,  is limited  according to statutory  regulations and is a function of statutory equity and statutory income (generally,  the greater of prior year  statutory-basis net gain from operations or 10% of prior  year-end  statutory-basis  surplus).  The Company paid  dividends of $123,880,  $369,252 and $122,441 in
        2015, 2014 and 2013,  respectively.  Dividends  payable in 2016 up to  approximately  $285,699 will not require prior approval of regulatory authorities.

        The  statutory  net gain from  operations  of the Company  for the years  ended  December  31,  2015,  2014 and
        2013,  was  $369,903,  $258,889 and $460,689,  respectively,  and reported  surplus at December 31, 2015,  2014 and 2013, was $2,856,992,  $2,794,217 and  $2,563,054,  respectively,  in accordance with statutory  accounting principles.

18.     OTHER RELATED PARTY TRANSACTIONS

        The  Company  pays  fees  to  SEI  under  management  contracts  that  cover  certain  investment,  accounting, employee  benefits  and  management  services.  The  Company  was  charged  $10,762,  $10,525  and  $11,393  in
        2015, 2014 and 2013, respectively, related to these contracts.

        The Company  issued  guaranteed  investment  contracts to SEI for  $102,000.  These  contracts  are included in policyholder  account  balances in the  accompanying  consolidated  balance  sheet at December  31,  2015.  The contracts pay 1% interest and mature in equal monthly  installments  over a one year period.  Each  installment may be renewed for an additional one year period.  Interest  incurred on these  contracts  were $1,032,  $1,021 and $153 in 2015, 2014 and 2013, respectively.

        SEI has a  noncontrolling  interest in Guggenheim  Capital,  L.L.C.  ("Guggenheim"),  a  diversified  financial services firm that operates  businesses  in capital  markets,  investment  management,  insurance  services and solutions, wealth management and merchant banking.

        GPIM  provides   investment   management   services  for  the  Company.   During  2015,   2014  and  2013,  the
        Company  incurred  expense of $38,042,  $35,257 and  $31,616,  respectively,  for these  investment  management services.  The fee is  calculated  based  on the  average  fair  value  of  invested  assets  under  management multiplied by a contractual rate.

        Guggenheim   Commercial  Real  Estate  Finance,   L.L.C.  (an  indirect  subsidiary  of  Guggenheim)   provides
        commercial  mortgage loan  origination  and  servicing  services for the  Company.   During 2015 and 2014,  the
        Company  incurred expense of $6,643 and $4,177,  respectively,  for these  commercial  mortgage  services.  The fee is calculated  monthly based on the  outstanding  principal  balance of the  commercial  mortgage loans and real estate owned multiplied by a contractual rate.

        The Company had a $94,377  reverse  repurchase  agreement  with  Guggenheim  Aircraft  Opportunity  Fund,  L.P.
        (a  limited   partnership   managed  by  Guggenheim).   The  reverse   repurchase   agreement  is  reported  in
        short-term  investments in the consolidated  balance sheets,  has an initial term of 364 days, is renewable and earns an  interest  rate of 4.17%.  The  Company  earned  $3,849 and  $3,353  from this  agreement  in 2015 and
        2014, respectively.

        The  Company  holds  various  investments  debt  securities  and  limited   partnership   interests  issued  by
        Guggenheim and its affiliates.  The debt  securities are reported in fixed  maturities,  available-for-sale  in the  accompanying  consolidated  balance  sheet.  The  reported  value of these  securities  was  $716,717  and
        $619,205 at December  31,  2015 and 2014,  respectively.  The limited  partnership  interests  are  reported in other invested assets in the  accompanying  consolidated  balance sheet.  The reported value of these interests was $606,690 and $648,476 at December 31, 2015 and 2014, respectively.

        The Company is party to two  coinsurance  agreements  with GLAC.  See Note 11 for further  discussion  of these transactions.

        The Company pays fees to an affiliate of Guggenheim  for providing  administrative  services for the SRS mutual fund and  variable  annuity  products.  The  Company  incurred  expense  of $3,297  and  $2,569 to the  service company for processing and administration of the products in 2015 and 2014, respectively.
        The Company is a party to a  reinsurance  agreement  with North  American.  See Note 11 for further  discussion of these transactions.

19.     COMMITMENTS AND CONTINGENCIES

        The Company has, in the normal  course of business,  claims and  lawsuits  filed  against it. In some cases the damages  sought are  substantially  in excess of  contractual  policy  benefits.  The  Company  believes  these claims and lawsuits,  either  individually or in aggregate,  will not materially affect the Company's financial position or results of operations.

        At  December  31,  2015,  the  Company  had  outstanding  capital   commitments  to  limited   partnerships  of
        $321,209.

        Under  insurance  guaranty  fund laws,  in most  states  insurance  companies  doing  business  therein  can be assessed up to prescribed  limits for  policyholder  losses incurred by insolvent  companies.  The Company does not  believe  such  assessments  will  be  materially  different  from  amounts  already  provided  for  in the consolidated  financial  statements.  Most of  these  laws do  provide,  however,  that  an  assessment  may be excused or deferred if it would threaten an insurer's own financial strength.

20.     SUBSEQUENT EVENTS

        The  Company  evaluated  subsequent  events  through  March  28,  2016  which  is  the  date  the  consolidated financial  statements were available to be issued.  There were no subsequent event  transactions  that required disclosure in the consolidated financial statements.

Midland National Life Insurance Company

Separate Account C

Financial Statements

December 31, 2015 and 2014

Midland National Life Insurance Company
Separate Account C
Index
------------------------------------------------------------------------------------------

                                                                                   Page(s)

Report of Independent Registered Public Accounting Firm...................................1

Financial Statements

Statements of Assets and Liabilities, Operations and Changes in Net Assets............2-274

Notes to Financial Statements.......................................................275-331

                 Report of Independent Registered Public Accounting Firm

To the Board of Directors of Midland National Life Insurance Company and Midland National Life Insurance Company Separate Account C Policyowners:
In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position for each of the sub accounts listed in Note 1 of Midland National Life Insurance Company Separate Account C at December 31, 2015 the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Midland National Life Insurance Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (placecountry-regionUnited States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of the number of shares owned at December 31, 2015 by correspondence with underlying registered investment companies, provide a reasonable basis for our opinion.

April 26, 2016

PricewaterhouseCoopers LLP, 699 Walnut Street, Suite 1300, Des Moines, IA  50309
T: (515)246-3800, F: (515) 246- 3811, www.pwc.com/us
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Government Money Market Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     29,276,802 shares (cost $29,276,802)     $  29,276,802       Dividend income                            $     5,801
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   5,801
                                                                                                           --------------
Net assets                                    $  29,276,802   Expenses:
                                              --------------
                                                                  Administrative expense                           5,028
                                                                  Mortality and expense risk                     239,022
                                                                  Contract maintenance charge                      1,145
                                                                                                           --------------

                                                                                                                 245,195
                                                                                                           --------------

                                                              Net investment loss                               (239,394)

                                                              Realized and change in unrealized gains
                                                              on investments
                                                              Net realized gains on investments                        -
                                                              Change in net unrealized appreciation on
                                                                   investments                                         -
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (239,394)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  30,551,430     $  11,068,813

Net decrease in net assets resulting from operations                                          (239,394)         (244,713)

Capital shares transactions
   Net premiums                                                                                199,967            83,024
   Transfers of policy loans                                                                     1,975             6,250
   Transfers of surrenders                                                                  (2,379,779)       (4,447,155)
   Transfers of death benefits                                                                (236,914)         (329,183)
   Transfers of other terminations                                                            (993,910)       (1,016,528)
   Interfund and net transfers to general account                                            2,373,427        25,430,922
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (1,035,234)       19,727,330
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                     (1,274,628)       19,482,617
                                                                                         --------------    --------------

Net assets at end of year                                                                $  29,276,802     $  30,551,430
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      2
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - High Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     798,409 shares (cost $4,341,353)         $   3,856,122       Dividend income                           $    341,942
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 341,942
                                                                                                           --------------
Net assets                                    $   3,856,122   Expenses:
                                              --------------
                                                                  Administrative expense                           3,410
                                                                  Mortality and expense risk                     221,396
                                                                  Contract maintenance charge                        919
                                                                                                           --------------

                                                                                                                 225,725
                                                                                                           --------------

                                                              Net investment income                              116,217

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (182,522)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (164,296)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (230,601)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   4,679,756     $  29,817,060

Net (decrease) increase in net assets resulting from operations                               (230,601)          573,757

Capital shares transactions
   Net premiums                                                                                981,946           677,231
   Transfers of policy loans                                                                       541               (61)
   Transfers of surrenders                                                                    (893,204)         (972,944)
   Transfers of death benefits                                                                 (68,847)         (120,700)
   Transfers of other terminations                                                            (905,948)       (1,172,677)
   Interfund and net transfers to general account                                              292,479       (24,121,910)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (593,033)      (25,711,061)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (823,634)      (25,137,304)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   3,856,122     $   4,679,756
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      3
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Equity-Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     453,905 shares (cost $9,710,087)         $   9,173,777       Dividend income                           $    297,519
                                                                  Capital gains distributions                  1,007,727
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                               1,305,246
                                                                                                           --------------
Net assets                                    $   9,173,777   Expenses:
                                              --------------
                                                                  Administrative expense                           8,265
                                                                  Mortality and expense risk                     134,056
                                                                  Contract maintenance charge                      3,403
                                                                                                           --------------

                                                                                                                 145,724
                                                                                                           --------------

                                                              Net investment income                            1,159,522

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  307,648
                                                              Change in net unrealized depreciation on
                                                                   investments                                (2,031,983)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (564,813)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  11,495,235     $  12,842,893

Net (decrease) increase in net assets resulting from operations                               (564,813)          866,550

Capital shares transactions
   Net premiums                                                                                120,162           314,749
   Transfers of policy loans                                                                    10,692            (1,928)
   Transfers of surrenders                                                                    (971,521)       (1,554,337)
   Transfers of death benefits                                                                (113,170)         (108,830)
   Transfers of other terminations                                                            (264,935)         (474,755)
   Interfund and net transfers to general account                                             (537,873)         (389,107)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                             (1,756,645)       (2,214,208)
                                                                                         --------------    --------------

Total decrease in net assets                                                                (2,321,458)       (1,347,658)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   9,173,777     $  11,495,235
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      4
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     120,126 shares (cost $5,678,252)         $   7,879,022       Dividend income                            $    16,635
                                                                  Capital gains distributions                    223,287
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 239,922
                                                                                                           --------------
Net assets                                    $   7,879,022   Expenses:
                                              --------------
                                                                  Administrative expense                           9,444
                                                                  Mortality and expense risk                      91,669
                                                                  Contract maintenance charge                      6,589
                                                                                                           --------------

                                                                                                                 107,702
                                                                                                           --------------

                                                              Net investment income                              132,220

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  575,228
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (391,425)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                   $    316,023
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   7,232,346     $   7,700,899

Net increase in net assets resulting from operations                                           316,023           741,215

Capital shares transactions
   Net premiums                                                                                  3,942            88,326
   Transfers of policy loans                                                                       890             2,381
   Transfers of surrenders                                                                    (596,097)         (838,745)
   Transfers of death benefits                                                                (114,395)          (50,204)
   Transfers of other terminations                                                            (176,326)         (206,900)
   Interfund and net transfers to general account                                            1,212,639          (204,626)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     330,653        (1,209,768)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                        646,676          (468,553)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   7,879,022     $   7,232,346
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      5
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Overseas Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     513,358 shares (cost $9,588,028)         $   9,718,029       Dividend income                           $    118,697
                                                                  Capital gains distributions                     10,260
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 128,957
                                                                                                           --------------
Net assets                                    $   9,718,029   Expenses:
                                              --------------
                                                                  Administrative expense                           4,331
                                                                  Mortality and expense risk                     131,603
                                                                  Contract maintenance charge                      1,260
                                                                                                           --------------

                                                                                                                 137,194
                                                                                                           --------------

                                                              Net investment loss                                 (8,237)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  658,766
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (569,107)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    81,422
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   9,123,654     $  11,147,570

Net increase (decrease) in net assets resulting from operations                                 81,422        (1,048,086)

Capital shares transactions
   Net premiums                                                                                805,327           486,842
   Transfers of policy loans                                                                    11,916            (1,768)
   Transfers of surrenders                                                                    (933,510)       (1,130,258)
   Transfers of death benefits                                                                (176,982)         (103,190)
   Transfers of other terminations                                                            (340,782)         (490,817)
   Interfund and net transfers to general account                                            1,146,984           263,361
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     512,953          (975,830)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                        594,375        (2,023,916)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   9,718,029     $   9,123,654
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      6
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Mid Cap Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     390,068 shares (cost $13,409,030)        $  12,461,198       Dividend income                            $    37,882
                                                                  Capital gains distributions                  1,303,550
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                               1,341,432
                                                                                                           --------------
Net assets                                    $  12,461,198   Expenses:
                                              --------------
                                                                  Administrative expense                           4,171
                                                                  Mortality and expense risk                     162,019
                                                                  Contract maintenance charge                      2,385
                                                                                                           --------------

                                                                                                                 168,575
                                                                                                           --------------

                                                              Net investment income                            1,172,857

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  102,674
                                                              Change in net unrealized depreciation on
                                                                   investments                                (1,727,740)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (452,209)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  10,815,973     $   8,974,851

Net (decrease) increase in net assets resulting from operations                               (452,209)          365,459

Capital shares transactions
   Net premiums                                                                              3,508,019         3,290,113
   Transfers of policy loans                                                                     3,132             5,063
   Transfers of surrenders                                                                    (830,416)       (1,543,588)
   Transfers of death benefits                                                                (174,541)          (78,146)
   Transfers of other terminations                                                            (344,605)         (461,067)
   Interfund and net transfers to general account                                              (64,155)          263,288
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              2,097,434         1,475,663
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,645,225         1,841,122
                                                                                         --------------    --------------

Net assets at end of year                                                                $  12,461,198     $  10,815,973
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      7
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Asset Manager Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     81,503 shares (cost $1,225,578)          $   1,274,831       Dividend income                            $    20,030
                                                                  Capital gains distributions                    102,058
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 122,088
                                                                                                           --------------
Net assets                                    $   1,274,831   Expenses:
                                              --------------
                                                                  Administrative expense                           1,455
                                                                  Mortality and expense risk                      19,672
                                                                  Contract maintenance charge                        993
                                                                                                           --------------

                                                                                                                  22,120
                                                                                                           --------------

                                                              Net investment income                               99,968

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   25,275
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (143,767)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (18,524)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,484,579     $   1,603,761

Net (decrease) increase in net assets resulting from operations                                (18,524)           64,301

Capital shares transactions
   Net premiums                                                                                 25,071            27,882
   Transfers of policy loans                                                                       (75)              (73)
   Transfers of surrenders                                                                     (28,844)         (100,151)
   Transfers of death benefits                                                                 (71,139)          (41,329)
   Transfers of other terminations                                                             (44,366)          (58,484)
   Interfund and net transfers to general account                                              (71,871)          (11,328)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (191,224)         (183,483)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (209,748)         (119,182)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,274,831     $   1,484,579
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      8
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Investment Grade Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     465,061 shares (cost $5,899,043)         $   5,663,083       Dividend income                           $    145,921
                                                                  Capital gains distributions                      6,787
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 152,708
                                                                                                           --------------
Net assets                                    $   5,663,083   Expenses:
                                              --------------
                                                                  Administrative expense                           4,339
                                                                  Mortality and expense risk                      81,462
                                                                  Contract maintenance charge                      1,499
                                                                                                           --------------

                                                                                                                  87,300
                                                                                                           --------------

                                                              Net investment income                               65,408

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (26,276)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (156,221)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (117,089)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   6,989,441     $   6,953,868

Net (decrease) increase in net assets resulting from operations                               (117,089)          267,765

Capital shares transactions
   Net premiums                                                                                 84,413           112,480
   Transfers of policy loans                                                                    (5,241)              887
   Transfers of surrenders                                                                    (809,970)         (725,917)
   Transfers of death benefits                                                                 (89,588)          (67,931)
   Transfers of other terminations                                                            (292,280)         (402,545)
   Interfund and net transfers to general account                                              (96,603)          850,834
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                             (1,209,269)         (232,192)
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                     (1,326,358)           35,573
                                                                                         --------------    --------------

Net assets at end of year                                                                $   5,663,083     $   6,989,441
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      9
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Index 500 Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     97,880 shares (cost $15,054,533)         $  20,067,396       Dividend income                           $    386,754
                                                                  Capital gains distributions                     14,396
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 401,150
                                                                                                           --------------
Net assets                                    $  20,067,396   Expenses:
                                              --------------
                                                                  Administrative expense                          16,503
                                                                  Mortality and expense risk                     280,742
                                                                  Contract maintenance charge                      6,675
                                                                                                           --------------

                                                                                                                 303,920
                                                                                                           --------------

                                                              Net investment income                               97,230

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                1,717,958
                                                              Change in net unrealized depreciation on
                                                                   investments                                (1,856,414)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (41,226)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  22,728,913     $  23,722,320

Net (decrease) increase in net assets resulting from operations                                (41,226)        2,558,708

Capital shares transactions
   Net premiums                                                                                299,869           526,952
   Transfers of policy loans                                                                    17,776            (2,941)
   Transfers of surrenders                                                                  (1,946,244)       (2,092,416)
   Transfers of death benefits                                                                (135,673)         (255,914)
   Transfers of other terminations                                                            (655,814)         (899,931)
   Interfund and net transfers to general account                                             (200,205)         (827,865)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                             (2,620,291)       (3,552,115)
                                                                                         --------------    --------------

Total decrease in net assets                                                                (2,661,517)         (993,407)
                                                                                         --------------    --------------

Net assets at end of year                                                                $  20,067,396     $  22,728,913
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      10
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Contrafund Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     698,127 shares (cost $21,690,442)        $  23,356,511       Dividend income                           $    210,181
                                                                  Capital gains distributions                  2,133,121
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                               2,343,302
                                                                                                           --------------
Net assets                                    $  23,356,511   Expenses:
                                              --------------
                                                                  Administrative expense                          14,433
                                                                  Mortality and expense risk                     317,710
                                                                  Contract maintenance charge                      7,370
                                                                                                           --------------

                                                                                                                 339,513
                                                                                                           --------------

                                                              Net investment income                            2,003,789

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                1,483,996
                                                              Change in net unrealized depreciation on
                                                                   investments                                (3,726,497)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (238,712)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  23,914,931     $  22,000,796

Net (decrease) increase in net assets resulting from operations                               (238,712)        2,199,177

Capital shares transactions
   Net premiums                                                                              3,509,526         3,506,234
   Transfers of policy loans                                                                      (198)            1,585
   Transfers of surrenders                                                                  (2,837,293)       (2,984,582)
   Transfers of death benefits                                                                (509,781)         (129,281)
   Transfers of other terminations                                                            (550,778)         (657,248)
   Interfund and net transfers to general account                                               68,816           (21,750)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (319,708)         (285,042)
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (558,420)        1,914,135
                                                                                         --------------    --------------

Net assets at end of year                                                                $  23,356,511     $  23,914,931
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      11
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Asset Manager Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     41,851 shares (cost $605,298)             $    789,778       Dividend income                            $     9,552
                                                                  Capital gains distributions                        497
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  10,049
                                                                                                           --------------
Net assets                                     $    789,778   Expenses:
                                              --------------
                                                                  Administrative expense                           1,098
                                                                  Mortality and expense risk                      11,423
                                                                  Contract maintenance charge                        728
                                                                                                           --------------

                                                                                                                  13,249
                                                                                                           --------------

                                                              Net investment loss                                 (3,200)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   49,130
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (59,913)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (13,983)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    845,115      $    873,314

Net (decrease) increase in net assets resulting from operations                                (13,983)           35,075

Capital shares transactions
   Net premiums                                                                                 23,246            17,581
   Transfers of policy loans                                                                    (2,607)             (568)
   Transfers of surrenders                                                                     (10,299)          (65,015)
   Transfers of death benefits                                                                  (1,643)           (9,346)
   Transfers of other terminations                                                             (30,220)          (40,442)
   Interfund and net transfers to general account                                              (19,831)           34,516
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (41,354)          (63,274)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (55,337)          (28,199)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    789,778      $    845,115
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      12
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     196,664 shares (cost $3,141,095)         $   3,158,310       Dividend income                            $    46,061
                                                                  Capital gains distributions                    114,443
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 160,504
                                                                                                           --------------
Net assets                                    $   3,158,310   Expenses:
                                              --------------
                                                                  Administrative expense                           2,411
                                                                  Mortality and expense risk                      46,449
                                                                  Contract maintenance charge                        907
                                                                                                           --------------

                                                                                                                  49,767
                                                                                                           --------------

                                                              Net investment income                              110,737

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   99,122
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (227,363)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (17,504)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   3,912,525     $   4,094,705

Net (decrease) increase in net assets resulting from operations                                (17,504)          344,385

Capital shares transactions
   Net premiums                                                                                 65,754            60,623
   Transfers of policy loans                                                                      (870)              839
   Transfers of surrenders                                                                    (516,077)         (666,305)
   Transfers of death benefits                                                                 (58,675)          (59,634)
   Transfers of other terminations                                                             (98,325)         (162,279)
   Interfund and net transfers to general account                                             (128,518)          300,191
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (736,711)         (526,565)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (754,215)         (182,180)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   3,158,310     $   3,912,525
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      13
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     91,860 shares (cost $1,588,372)          $   1,726,286       Dividend income                            $    37,695
                                                                  Capital gains distributions                    134,946
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 172,641
                                                                                                           --------------
Net assets                                    $   1,726,286   Expenses:
                                              --------------
                                                                  Administrative expense                           2,731
                                                                  Mortality and expense risk                      28,832
                                                                  Contract maintenance charge                      1,527
                                                                                                           --------------

                                                                                                                  33,090
                                                                                                           --------------

                                                              Net investment income                              139,551

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  353,769
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (542,863)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (49,543)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,670,633     $   2,585,024

Net (decrease) increase in net assets resulting from operations                                (49,543)          230,093

Capital shares transactions
   Net premiums                                                                                 57,706            65,178
   Transfers of policy loans                                                                    (3,098)              509
   Transfers of surrenders                                                                    (291,854)         (317,516)
   Transfers of death benefits                                                                 (76,428)           (9,189)
   Transfers of other terminations                                                             (60,555)         (119,849)
   Interfund and net transfers to general account                                             (520,575)          236,383
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (894,804)         (144,484)
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (944,347)           85,609
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,726,286     $   2,670,633
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      14
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Growth Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     72,818 shares (cost $2,050,847)          $   2,305,328       Dividend income                            $     3,136
                                                                  Capital gains distributions                    230,992
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 234,128
                                                                                                           --------------
Net assets                                    $   2,305,328   Expenses:
                                              --------------
                                                                  Administrative expense                           3,042
                                                                  Mortality and expense risk                      32,494
                                                                  Contract maintenance charge                      1,324
                                                                                                           --------------

                                                                                                                  36,860
                                                                                                           --------------

                                                              Net investment income                              197,268

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  279,088
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (374,869)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                   $    101,487
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,493,565     $   2,540,928

Net increase in net assets resulting from operations                                           101,487           211,673

Capital shares transactions
   Net premiums                                                                                 22,030           155,706
   Transfers of policy loans                                                                         -                28
   Transfers of surrenders                                                                    (297,151)         (173,469)
   Transfers of death benefits                                                                       -           (12,467)
   Transfers of other terminations                                                             (49,723)          (68,140)
   Interfund and net transfers to general account                                               35,120          (160,694)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (289,724)         (259,036)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (188,237)          (47,363)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,305,328     $   2,493,565
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      15
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Value Strategies Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     203,129 shares (cost $3,059,696)         $   2,973,806       Dividend income                            $    26,170
                                                                  Capital gains distributions                      1,768
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  27,938
                                                                                                           --------------
Net assets                                    $   2,973,806   Expenses:
                                              --------------
                                                                  Administrative expense                             226
                                                                  Mortality and expense risk                      32,393
                                                                  Contract maintenance charge                        187
                                                                                                           --------------

                                                                                                                  32,806
                                                                                                           --------------

                                                              Net investment loss                                 (4,868)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   83,964
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (231,549)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (152,453)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,136,806     $   2,558,044

Net (decrease) increase in net assets resulting from operations                               (152,453)          116,406

Capital shares transactions
   Net premiums                                                                              1,268,919           730,130
   Transfers of policy loans                                                                      (141)             (135)
   Transfers of surrenders                                                                     (71,767)         (178,094)
   Transfers of death benefits                                                                 (34,654)           (5,529)
   Transfers of other terminations                                                            (122,959)          (98,816)
   Interfund and net transfers to general account                                              (49,945)         (985,200)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     989,453          (537,644)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                        837,000          (421,238)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,973,806     $   2,136,806
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      16
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Strategic Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     430,042 shares (cost $4,871,595)         $   4,524,047       Dividend income                           $    120,974
                                                                  Capital gains distributions                     10,358
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 131,332
                                                                                                           --------------
Net assets                                    $   4,524,047     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      54,781
                                                                  Contract maintenance charge                        537
                                                                                                           --------------

                                                                                                                  55,318
                                                                                                           --------------

                                                              Net investment income                               76,014

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (41,585)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (192,719)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (158,290)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   3,352,705     $   1,761,263

Net (decrease) increase in net assets resulting from operations                               (158,290)           14,556

Capital shares transactions
   Net premiums                                                                              1,942,996         1,663,177
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (110,148)          (59,323)
   Transfers of death benefits                                                                 (41,753)         (223,903)
   Transfers of other terminations                                                            (293,837)         (139,848)
   Interfund and net transfers to general account                                             (167,626)          336,783
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,329,632         1,576,886
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,171,342         1,591,442
                                                                                         --------------    --------------

Net assets at end of year                                                                $   4,524,047     $   3,352,705
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      17
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Emerging Markets Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     109,437 shares (cost $993,140)            $    891,908       Dividend income                            $     2,881
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   2,881
                                                                                                           --------------
Net assets                                     $    891,908     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      10,864
                                                                  Contract maintenance charge                         67
                                                                                                           --------------

                                                                                                                  10,931
                                                                                                           --------------

                                                              Net investment loss                                 (8,050)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                    6,454
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (116,006)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (117,602)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    572,334      $    266,234

Net (decrease) increase in net assets resulting from operations                               (117,602)            2,956

Capital shares transactions
   Net premiums                                                                                316,051           177,908
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (4,672)           (5,114)
   Transfers of death benefits                                                                 (13,500)                -
   Transfers of other terminations                                                             (19,864)           (3,780)
   Interfund and net transfers to general account                                              159,161           134,130
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                437,176           303,144
                                                                                         --------------    --------------

Total increase in net assets                                                                   319,574           306,100
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    891,908      $    572,334
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      18
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Real Estate Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     753,839 shares (cost $14,357,310)        $  14,586,782       Dividend income                           $    246,067
                                                                  Capital gains distributions                    298,153
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 544,220
                                                                                                           --------------
Net assets                                    $  14,586,782     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                     169,587
                                                                  Contract maintenance charge                      1,645
                                                                                                           --------------

                                                                                                                 171,232
                                                                                                           --------------

                                                              Net investment income                              372,988

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  161,922
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (286,955)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                   $    247,955
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   9,820,565     $   3,450,879

Net increase in net assets resulting from operations                                           247,955         1,456,707

Capital shares transactions
   Net premiums                                                                              7,168,121         5,177,433
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (600,987)         (444,167)
   Transfers of death benefits                                                                (285,871)         (110,228)
   Transfers of other terminations                                                            (430,000)         (516,003)
   Interfund and net transfers to general account                                           (1,333,001)          805,944
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              4,518,262         4,912,979
                                                                                         --------------    --------------

Total increase in net assets                                                                 4,766,217         6,369,686
                                                                                         --------------    --------------

Net assets at end of year                                                                $  14,586,782     $   9,820,565
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      19
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Funds Manager 50% Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     170,129 shares (cost $2,096,523)         $   2,010,923       Dividend income                            $    19,823
                                                                  Capital gains distributions                     38,945
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  58,768
                                                                                                           --------------
Net assets                                    $   2,010,923     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      21,930
                                                                  Contract maintenance charge                        106
                                                                                                           --------------

                                                                                                                  22,036
                                                                                                           --------------

                                                              Net investment income                               36,732

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                    3,525
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (92,648)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (52,391)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    927,407      $    294,996

Net (decrease) increase in net assets resulting from operations                                (52,391)           18,641

Capital shares transactions
   Net premiums                                                                              1,520,454           507,427
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (123,093)          (10,488)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (27,049)          (96,082)
   Interfund and net transfers to general account                                             (234,405)          212,913
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,135,907           613,770
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,083,516           632,411
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,010,923      $    927,407
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      20
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Funds Manager 70% Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     111,797 shares (cost $1,417,703)         $   1,343,802       Dividend income                            $    11,147
                                                                  Capital gains distributions                     10,554
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  21,701
                                                                                                           --------------
Net assets                                    $   1,343,802     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      11,638
                                                                  Contract maintenance charge                         63
                                                                                                           --------------

                                                                                                                  11,701
                                                                                                           --------------

                                                              Net investment income                               10,000

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                      872
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (75,100)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (64,228)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    148,773       $    26,668

Net (decrease) increase in net assets resulting from operations                                (64,228)            4,226

Capital shares transactions
   Net premiums                                                                              1,200,555           130,600
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -            (8,069)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (12,767)           (1,745)
   Interfund and net transfers to general account                                               71,469            (2,907)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,259,257           117,879
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,195,029           122,105
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,343,802      $    148,773
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      21
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Funds Manager 85% Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     41,057 shares (cost $499,380)             $    485,702       Dividend income                            $     6,471
                                                                  Capital gains distributions                      7,236
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  13,707
                                                                                                           --------------
Net assets                                     $    485,702     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       3,681
                                                                  Contract maintenance charge                         24
                                                                                                           --------------

                                                                                                                   3,705
                                                                                                           --------------

                                                              Net investment income                               10,002

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                    4,569
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (17,351)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (2,780)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    209,559      $    112,333

Net (decrease) increase in net assets resulting from operations                                 (2,780)           14,310

Capital shares transactions
   Net premiums                                                                                375,151           363,745
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (82,380)          (22,153)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (750)                -
   Interfund and net transfers to general account                                              (13,098)         (258,676)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                278,923            82,916
                                                                                         --------------    --------------

Total increase in net assets                                                                   276,143            97,226
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    485,702      $    209,559
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      22
Midland National Life Insurance Company
Separate Account C
Fidelity Variable Insurance Products - Government Money Market Portfolio Service Class 2
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     3,063,196 shares (cost $3,063,196)       $   3,063,196       Dividend income                             $      382
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                     382
                                                                                                           --------------
Net assets                                    $   3,063,196     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      51,535
                                                                  Contract maintenance charge                        391
                                                                                                           --------------

                                                                                                                  51,926
                                                                                                           --------------

                                                              Net investment loss                                (51,544)

                                                              Realized and change in unrealized gains
                                                              on investments
                                                              Net realized gains on investments                        -
                                                              Change in net unrealized appreciation on
                                                                   investments                                         -
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (51,544)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   5,157,829     $   8,842,912

Net decrease in net assets resulting from operations                                           (51,544)         (100,140)

Capital shares transactions
   Net premiums                                                                                128,269        10,597,208
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (266,956)       (1,122,436)
   Transfers of death benefits                                                                 (17,038)         (308,156)
   Transfers of other terminations                                                            (218,359)         (524,163)
   Interfund and net transfers to general account                                           (1,669,005)      (12,227,396)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                             (2,043,089)       (3,584,943)
                                                                                         --------------    --------------

Total decrease in net assets                                                                (2,094,633)       (3,685,083)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   3,063,196     $   5,157,829
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      23
Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Balanced Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     355,498 shares (cost $2,648,341)         $   2,463,604       Dividend income                            $    41,814
                                                                  Capital gains distributions                    258,611
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 300,425
                                                                                                           --------------
Net assets                                    $   2,463,604   Expenses:
                                              --------------
                                                                  Administrative expense                             896
                                                                  Mortality and expense risk                      30,918
                                                                  Contract maintenance charge                        224
                                                                                                           --------------

                                                                                                                  32,038
                                                                                                           --------------

                                                              Net investment income                              268,387

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   51,357
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (411,885)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (92,141)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   3,221,109     $   2,783,786

Net (decrease) increase in net assets resulting from operations                                (92,141)          195,927

Capital shares transactions
   Net premiums                                                                                  6,768            12,423
   Transfers of policy loans                                                                      (805)              123
   Transfers of surrenders                                                                    (147,989)         (516,025)
   Transfers of death benefits                                                                 (33,839)          (82,156)
   Transfers of other terminations                                                            (120,114)          (92,855)
   Interfund and net transfers to general account                                             (369,385)          919,886
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (665,364)          241,396
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (757,505)          437,323
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,463,604     $   3,221,109
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      24

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     153,029 shares (cost $2,416,841)         $   2,298,489       Dividend income                              $       -
                                                                  Capital gains distributions                    255,286
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 255,286
                                                                                                           --------------
Net assets                                    $   2,298,489   Expenses:
                                              --------------
                                                                  Administrative expense                           2,447
                                                                  Mortality and expense risk                      37,380
                                                                  Contract maintenance charge                      1,010
                                                                                                           --------------

                                                                                                                  40,837
                                                                                                           --------------

                                                              Net investment income                              214,449

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (96,231)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (76,801)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    41,417
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,528,765     $   2,908,704

Net increase in net assets resulting from operations                                            41,417            29,197

Capital shares transactions
   Net premiums                                                                                 43,124            44,083
   Transfers of policy loans                                                                     1,643             1,591
   Transfers of surrenders                                                                    (402,849)         (264,547)
   Transfers of death benefits                                                                  (7,059)          (44,399)
   Transfers of other terminations                                                             (62,823)          (95,181)
   Interfund and net transfers to general account                                              156,271           (50,683)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (271,693)         (409,136)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (230,276)         (379,939)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,298,489     $   2,528,765
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      25

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - International Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     423,998 shares (cost $4,228,737)         $   4,241,752       Dividend income                            $    13,531
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  13,531
                                                                                                           --------------
Net assets                                    $   4,241,752   Expenses:
                                              --------------
                                                                  Administrative expense                           3,430
                                                                  Mortality and expense risk                      69,987
                                                                  Contract maintenance charge                        942
                                                                                                           --------------

                                                                                                                  74,359
                                                                                                           --------------

                                                              Net investment loss                                (60,828)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  450,540
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (364,028)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    25,684
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   5,115,572     $   6,781,497

Net increase (decrease) in net assets resulting from operations                                 25,684          (428,117)

Capital shares transactions
   Net premiums                                                                                 44,660           156,346
   Transfers of policy loans                                                                     2,690               553
   Transfers of surrenders                                                                  (1,014,766)         (845,750)
   Transfers of death benefits                                                                 (32,935)          (52,035)
   Transfers of other terminations                                                            (200,838)         (247,543)
   Interfund and net transfers to general account                                              301,685          (249,379)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (899,504)       (1,237,808)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (873,820)       (1,665,925)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   4,241,752     $   5,115,572
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      26

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Value Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     3,393,747 shares (cost $29,496,608)      $  30,066,969       Dividend income                           $    542,552
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 542,552
                                                                                                           --------------
Net assets                                    $  30,066,969   Expenses:
                                              --------------
                                                                  Administrative expense                           5,296
                                                                  Mortality and expense risk                     342,883
                                                                  Contract maintenance charge                      3,214
                                                                                                           --------------

                                                                                                                 351,393
                                                                                                           --------------

                                                              Net investment income                              191,159

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                1,024,001
                                                              Change in net unrealized depreciation on
                                                                   investments                                (2,667,978)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                  $  (1,452,818)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  21,477,646     $  13,095,527

Net (decrease) increase in net assets resulting from operations                             (1,452,818)        1,907,075

Capital shares transactions
   Net premiums                                                                             13,936,254         8,326,491
   Transfers of policy loans                                                                     8,321              (925)
   Transfers of surrenders                                                                  (1,790,633)       (1,283,588)
   Transfers of death benefits                                                                (520,464)         (212,360)
   Transfers of other terminations                                                            (899,388)         (752,809)
   Interfund and net transfers to general account                                             (691,949)          398,235
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                             10,042,141         6,475,044
                                                                                         --------------    --------------

Total increase in net assets                                                                 8,589,323         8,382,119
                                                                                         --------------    --------------

Net assets at end of year                                                                $  30,066,969     $  21,477,646
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      27

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Income & Growth Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     142,284 shares (cost $1,316,572)         $   1,219,374       Dividend income                            $    35,907
                                                                  Capital gains distributions                    250,883
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 286,790
                                                                                                           --------------
Net assets                                    $   1,219,374   Expenses:
                                              --------------
                                                                  Administrative expense                           1,496
                                                                  Mortality and expense risk                      35,880
                                                                  Contract maintenance charge                        379
                                                                                                           --------------

                                                                                                                  37,755
                                                                                                           --------------

                                                              Net investment income                              249,035

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (18,479)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (319,982)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (89,426)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   3,171,821     $   3,216,226

Net (decrease) increase in net assets resulting from operations                                (89,426)          210,666

Capital shares transactions
   Net premiums                                                                                 50,396           104,209
   Transfers of policy loans                                                                    (2,219)              (92)
   Transfers of surrenders                                                                    (108,190)         (328,908)
   Transfers of death benefits                                                                (101,608)          (19,296)
   Transfers of other terminations                                                             (56,881)          (74,378)
   Interfund and net transfers to general account                                           (1,644,519)           63,394
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                             (1,863,021)         (255,071)
                                                                                         --------------    --------------

Total decrease in net assets                                                                (1,952,447)          (44,405)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,219,374     $   3,171,821
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      28

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Inflation Protection Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     792,366 shares (cost $8,701,390)         $   7,876,119       Dividend income                           $    155,852
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 155,852
                                                                                                           --------------
Net assets                                    $   7,876,119   Expenses:
                                              --------------
                                                                  Administrative expense                           2,042
                                                                  Mortality and expense risk                     106,365
                                                                  Contract maintenance charge                        141
                                                                                                           --------------

                                                                                                                 108,548
                                                                                                           --------------

                                                              Net investment income                               47,304

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (208,027)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (143,414)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (304,137)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   8,285,007     $   8,238,451

Net (decrease) increase in net assets resulting from operations                               (304,137)          162,306

Capital shares transactions
   Net premiums                                                                                564,706           412,850
   Transfers of policy loans                                                                     7,763             1,059
   Transfers of surrenders                                                                    (644,204)         (664,416)
   Transfers of death benefits                                                                (102,409)         (130,026)
   Transfers of other terminations                                                            (255,365)         (371,803)
   Interfund and net transfers to general account                                              324,758           636,586
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (104,751)         (115,750)
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (408,888)           46,556
                                                                                         --------------    --------------

Net assets at end of year                                                                $   7,876,119     $   8,285,007
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      29

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Large Company Value Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     60,759 shares (cost $878,089)             $    885,252       Dividend income                            $    14,859
                                                                  Capital gains distributions                      2,196
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  17,055
                                                                                                           --------------
Net assets                                     $    885,252   Expenses:
                                              --------------
                                                                  Administrative expense                             383
                                                                  Mortality and expense risk                      23,882
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  24,265
                                                                                                           --------------

                                                              Net investment loss                                 (7,210)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   74,162
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (144,054)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (77,102)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,581,226     $   1,443,283

Net (decrease) increase in net assets resulting from operations                                (77,102)          177,720

Capital shares transactions
   Net premiums                                                                                 17,095            39,306
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (41,313)         (108,294)
   Transfers of death benefits                                                                  (5,302)          (15,973)
   Transfers of other terminations                                                            (123,045)          (62,447)
   Interfund and net transfers to general account                                             (466,307)          107,631
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (618,872)          (39,777)
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (695,974)          137,943
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    885,252     $   1,581,226
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      30

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Mid Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     514,427 shares (cost $9,702,165)         $   9,465,461       Dividend income                           $    124,942
                                                                  Capital gains distributions                    344,043
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 468,985
                                                                                                           --------------
Net assets                                    $   9,465,461   Expenses:
                                              --------------
                                                                  Administrative expense                             334
                                                                  Mortality and expense risk                     119,491
                                                                  Contract maintenance charge                        883
                                                                                                           --------------

                                                                                                                 120,708
                                                                                                           --------------

                                                              Net investment income                              348,277

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  150,207
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (779,464)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (280,980)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   8,232,560     $   2,979,762

Net (decrease) increase in net assets resulting from operations                               (280,980)          705,820

Capital shares transactions
   Net premiums                                                                              4,169,473         3,202,785
   Transfers of policy loans                                                                        (1)               (1)
   Transfers of surrenders                                                                    (303,545)         (446,395)
   Transfers of death benefits                                                                (124,912)          (70,530)
   Transfers of other terminations                                                            (243,023)         (260,286)
   Interfund and net transfers to general account                                           (1,984,111)        2,121,405
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,513,881         4,546,978
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,232,901         5,252,798
                                                                                         --------------    --------------

Net assets at end of year                                                                $   9,465,461     $   8,232,560
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      31

Midland National Life Insurance Company
Separate Account C
American Century Variable Portfolios, Inc. - Ultra Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     76,494 shares (cost $1,188,938)          $   1,165,001       Dividend income                            $     8,865
                                                                  Capital gains distributions                    292,734
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 301,599
                                                                                                           --------------
Net assets                                    $   1,165,001   Expenses:
                                              --------------
                                                                  Administrative expense                             418
                                                                  Mortality and expense risk                      32,053
                                                                  Contract maintenance charge                         48
                                                                                                           --------------

                                                                                                                  32,519
                                                                                                           --------------

                                                              Net investment income                              269,080

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (244,006)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (125,361)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (100,287)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,511,586     $   1,611,682

Net (decrease) increase in net assets resulting from operations                               (100,287)           77,376

Capital shares transactions
   Net premiums                                                                                326,499           176,080
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (87,514)          (54,811)
   Transfers of death benefits                                                                 (41,229)           (8,848)
   Transfers of other terminations                                                             (59,405)          (51,048)
   Interfund and net transfers to general account                                           (1,384,649)          761,155
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (1,246,298)          822,528
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                     (1,346,585)          899,904
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,165,001     $   2,511,586
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      32

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Research Series
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     18,646 shares (cost $387,303)             $    496,555       Dividend income                            $     3,546
                                                                  Capital gains distributions                     39,600
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  43,146
                                                                                                           --------------
Net assets                                     $    496,555   Expenses:
                                              --------------
                                                                  Administrative expense                             707
                                                                  Mortality and expense risk                       6,976
                                                                  Contract maintenance charge                        542
                                                                                                           --------------

                                                                                                                   8,225
                                                                                                           --------------

                                                              Net investment income                               34,921

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   45,866
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (82,822)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (2,035)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    592,046      $    635,309

Net (decrease) increase in net assets resulting from operations                                 (2,035)           50,485

Capital shares transactions
   Net premiums                                                                                    291            66,128
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (52,199)         (116,667)
   Transfers of death benefits                                                                    (767)                -
   Transfers of other terminations                                                             (17,402)           (8,601)
   Interfund and net transfers to general account                                              (23,379)          (34,608)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (93,456)          (93,748)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (95,491)          (43,263)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    496,555      $    592,046
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      33

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Growth Series
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     57,154 shares (cost $1,937,097)          $   2,264,942       Dividend income                            $     1,721
                                                                  Capital gains distributions                    133,287
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 135,008
                                                                                                           --------------
Net assets                                    $   2,264,942   Expenses:
                                              --------------
                                                                  Administrative expense                           2,033
                                                                  Mortality and expense risk                      21,812
                                                                  Contract maintenance charge                      1,363
                                                                                                           --------------

                                                                                                                  25,208
                                                                                                           --------------

                                                              Net investment income                              109,800

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (1,393)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (130,914)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (22,507)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,345,663     $   2,293,636

Net (decrease) increase in net assets resulting from operations                                (22,507)          133,728

Capital shares transactions
   Net premiums                                                                                 43,010            57,491
   Transfers of policy loans                                                                      (875)              120
   Transfers of surrenders                                                                    (117,195)         (179,646)
   Transfers of death benefits                                                                 (11,125)          (14,098)
   Transfers of other terminations                                                             (41,966)          (47,748)
   Interfund and net transfers to general account                                            1,069,937          (897,820)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     941,786        (1,081,701)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                        919,279          (947,973)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,264,942     $   1,345,663
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      34

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Investors Trust Series
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     10,608 shares (cost $310,289)             $    281,200       Dividend income                            $     2,496
                                                                  Capital gains distributions                     31,434
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  33,930
                                                                                                           --------------
Net assets                                     $    281,200   Expenses:
                                              --------------
                                                                  Administrative expense                             456
                                                                  Mortality and expense risk                       6,502
                                                                  Contract maintenance charge                        245
                                                                                                           --------------

                                                                                                                   7,203
                                                                                                           --------------

                                                              Net investment income                               26,727

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   37,716
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (59,268)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $     5,175
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,924,122      $    362,046

Net increase in net assets resulting from operations                                             5,175             8,440

Capital shares transactions
   Net premiums                                                                                  1,612               593
   Transfers of policy loans                                                                         -                (2)
   Transfers of surrenders                                                                     (21,448)          (34,294)
   Transfers of death benefits                                                                  (2,474)             (295)
   Transfers of other terminations                                                             (27,552)          (15,298)
   Interfund and net transfers to general account                                           (1,598,235)        1,602,932
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (1,648,097)        1,553,636
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                     (1,642,922)        1,562,076
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    281,200     $   1,924,122
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      35

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - New Discovery Series
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     177,444 shares (cost $2,930,881)         $   2,635,534       Dividend income                              $       -
                                                                  Capital gains distributions                     93,878
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  93,878
                                                                                                           --------------
Net assets                                    $   2,635,534   Expenses:
                                              --------------
                                                                  Administrative expense                           2,302
                                                                  Mortality and expense risk                      38,914
                                                                  Contract maintenance charge                      1,118
                                                                                                           --------------

                                                                                                                  42,334
                                                                                                           --------------

                                                              Net investment income                               51,544

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (94,975)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (56,652)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (100,083)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   3,002,645     $   3,326,152

Net decrease in net assets resulting from operations                                          (100,083)         (357,559)

Capital shares transactions
   Net premiums                                                                                303,074           160,340
   Transfers of policy loans                                                                        (1)              463
   Transfers of surrenders                                                                    (385,878)         (625,564)
   Transfers of death benefits                                                                 (22,183)          (17,110)
   Transfers of other terminations                                                             (83,691)         (120,484)
   Interfund and net transfers to general account                                              (78,349)          636,407
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (267,028)           34,052
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (367,111)         (323,507)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,635,534     $   3,002,645
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      36

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Corporate Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     122,760 shares (cost $1,418,626)         $   1,354,045       Dividend income                            $    48,185
                                                                  Capital gains distributions                      9,064
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  57,249
                                                                                                           --------------
Net assets                                    $   1,354,045     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      17,529
                                                                  Contract maintenance charge                         61
                                                                                                           --------------

                                                                                                                  17,590
                                                                                                           --------------

                                                              Net investment income                               39,659

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (8,646)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (64,912)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (33,899)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    914,440      $    243,125

Net (decrease) increase in net assets resulting from operations                                (33,899)           13,219

Capital shares transactions
   Net premiums                                                                                970,652           517,416
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (133,852)          (10,067)
   Transfers of death benefits                                                                 (11,007)          (30,909)
   Transfers of other terminations                                                             (36,137)          (21,758)
   Interfund and net transfers to general account                                             (316,152)          203,414
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                473,504           658,096
                                                                                         --------------    --------------

Total increase in net assets                                                                   439,605           671,315
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,354,045      $    914,440
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      37

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Emerging Markets Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     30,390 shares (cost $402,500)             $    347,059       Dividend income                            $     2,427
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   2,427
                                                                                                           --------------
Net assets                                     $    347,059     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       3,997
                                                                  Contract maintenance charge                         29
                                                                                                           --------------

                                                                                                                   4,026
                                                                                                           --------------

                                                              Net investment loss                                 (1,599)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (13,988)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (41,274)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (56,861)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    212,897      $    270,944

Net decrease in net assets resulting from operations                                           (56,861)          (27,657)

Capital shares transactions
   Net premiums                                                                                243,206           158,973
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (18,209)          (41,684)
   Transfers of death benefits                                                                  (3,614)                -
   Transfers of other terminations                                                             (13,538)           (2,171)
   Interfund and net transfers to general account                                              (16,822)         (145,508)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     191,023           (30,390)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                        134,162           (58,047)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    347,059      $    212,897
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      38

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Technology Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     145,561 shares (cost $1,718,896)         $   1,739,450       Dividend income                              $       -
                                                                  Capital gains distributions                     13,386
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  13,386
                                                                                                           --------------
Net assets                                    $   1,739,450     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       6,958
                                                                  Contract maintenance charge                         57
                                                                                                           --------------

                                                                                                                   7,015
                                                                                                           --------------

                                                              Net investment income                                6,371

                                                              Realized and change in unrealized gains
                                                              on investments
                                                              Net realized gains on investments                   13,431
                                                              Change in net unrealized appreciation on
                                                                   investments                                    12,706
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    32,508
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    143,829       $    30,113

Net increase in net assets resulting from operations                                            32,508             5,250

Capital shares transactions
   Net premiums                                                                                439,170            89,268
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (30,990)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (41,561)           (2,349)
   Interfund and net transfers to general account                                            1,196,494            21,547
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,563,113           108,466
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,595,621           113,716
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,739,450      $    143,829
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      39

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Global Tactical Allocation Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     60,955 shares (cost $974,474)             $    897,253       Dividend income                            $    47,948
                                                                  Capital gains distributions                     15,533
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  63,481
                                                                                                           --------------
Net assets                                     $    897,253     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      10,699
                                                                  Contract maintenance charge                        119
                                                                                                           --------------

                                                                                                                  10,818
                                                                                                           --------------

                                                              Net investment income                               52,663

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                    1,687
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (93,034)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (38,684)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    638,493      $    480,178

Net (decrease) increase in net assets resulting from operations                                (38,684)           13,860

Capital shares transactions
   Net premiums                                                                                330,812           170,247
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (20,395)          (12,149)
   Transfers of death benefits                                                                  (2,910)                -
   Transfers of other terminations                                                             (11,868)           (6,277)
   Interfund and net transfers to general account                                                1,805            (7,366)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                297,444           144,455
                                                                                         --------------    --------------

Total increase in net assets                                                                   258,760           158,315
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    897,253      $    638,493
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      40

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - International Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     225,374 shares (cost $5,036,262)         $   4,987,534       Dividend income                            $    73,751
                                                                  Capital gains distributions                     42,201
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 115,952
                                                                                                           --------------
Net assets                                    $   4,987,534     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      47,271
                                                                  Contract maintenance charge                        237
                                                                                                           --------------

                                                                                                                  47,508
                                                                                                           --------------

                                                              Net investment income                               68,444

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   31,889
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (42,173)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    58,160
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,934,426     $   1,375,984

Net increase (decrease) in net assets resulting from operations                                 58,160           (11,461)

Capital shares transactions
   Net premiums                                                                              2,816,524         1,072,369
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (18,078)          (39,609)
   Transfers of death benefits                                                                 (63,527)          (51,245)
   Transfers of other terminations                                                            (154,379)          (40,951)
   Interfund and net transfers to general account                                              414,408          (370,661)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              2,994,948           569,903
                                                                                         --------------    --------------

Total increase in net assets                                                                 3,053,108           558,442
                                                                                         --------------    --------------

Net assets at end of year                                                                $   4,987,534     $   1,934,426
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      41

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Utilities Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     0 shares (cost $0)                           $       -       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $       -     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                           -
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                              Net investment income                                    -

                                                              Realized and change in unrealized gains
                                                              on investments
                                                              Net realized gains on investments                        -
                                                              Change in net unrealized appreciation on
                                                                   investments                                         -
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                      $       -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                              $       -     $   1,825,941

Net increase in net assets resulting from operations                                                 -           201,101

Capital shares transactions
   Net premiums                                                                                      -         1,437,852
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -           (29,322)
   Transfers of death benefits                                                                       -           (48,454)
   Transfers of other terminations                                                                   -           (26,290)
   Interfund and net transfers to general account                                                    -        (3,360,828)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                           -        (2,027,042)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                              -        (1,825,941)
                                                                                         --------------    --------------

Net assets at end of year                                                                    $       -         $       -
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      42

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Utilities Series Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     209,927 shares (cost $6,567,511)         $   5,279,667       Dividend income                           $    197,646
                                                                  Capital gains distributions                    346,890
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 544,536
                                                                                                           --------------
Net assets                                    $   5,279,667     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      63,894
                                                                  Contract maintenance charge                        721
                                                                                                           --------------

                                                                                                                  64,615
                                                                                                           --------------

                                                              Net investment income                              479,921

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (200,092)
                                                              Change in net unrealized depreciation on
                                                                   investments                                (1,161,168)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (881,339)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   4,161,781         $       -

Net (decrease) increase in net assets resulting from operations                               (881,339)           43,010

Capital shares transactions
   Net premiums                                                                              1,934,147         1,002,430
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (206,621)         (397,873)
   Transfers of death benefits                                                                 (67,360)          (17,745)
   Transfers of other terminations                                                            (178,236)         (106,534)
   Interfund and net transfers to general account                                              517,295         3,638,493
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,999,225         4,118,771
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,117,886         4,161,781
                                                                                         --------------    --------------

Net assets at end of year                                                                $   5,279,667     $   4,161,781
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      43

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - New Discovery Portfolio Service Class
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     0 shares (cost $0)                           $       -       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $       -     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                           -
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                              Net investment income                                    -

                                                              Realized and change in unrealized gains
                                                              on investments
                                                              Net realized gains on investments                        -
                                                              Change in net unrealized appreciation on
                                                                   investments                                         -
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                      $       -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                              $       -      $    523,148

Net increase (decrease) in net assets resulting from operations                                      -           (54,371)

Capital shares transactions
   Net premiums                                                                                      -           170,250
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -            (2,505)
   Transfers of other terminations                                                                   -           (13,796)
   Interfund and net transfers to general account                                                    -          (622,726)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                           -          (468,777)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                              -          (523,148)
                                                                                         --------------    --------------

Net assets at end of year                                                                    $       -         $       -
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      44

Midland National Life Insurance Company
Separate Account C
MFS Variable Insurance Trust - Blended Research Core Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     5,586 shares (cost $270,174)              $    269,572       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    269,572     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                         478
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                     478
                                                                                                           --------------

                                                              Net investment loss                                   (478)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                      193
                                                              Change in net unrealized depreciation on
                                                                   investments                                      (602)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                     $     (887)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                              $       -         $       -

Net decrease in net assets resulting from operations                                              (887)                -

Capital shares transactions
   Net premiums                                                                                205,065                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (1,967)                -
   Interfund and net transfers to general account                                               67,361                 -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                270,459                 -
                                                                                         --------------    --------------

Total increase in net assets                                                                   269,572                 -
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    269,572         $       -
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      45

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     57,845 shares (cost $1,706,235)          $   1,863,186       Dividend income                            $    23,507
                                                                  Capital gains distributions                    100,627
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 124,134
                                                                                                           --------------
Net assets                                    $   1,863,186   Expenses:
                                              --------------
                                                                  Administrative expense                           2,089
                                                                  Mortality and expense risk                      27,346
                                                                  Contract maintenance charge                      1,060
                                                                                                           --------------

                                                                                                                  30,495
                                                                                                           --------------

                                                              Net investment income                               93,639

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  275,589
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (450,595)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (81,367)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,522,274     $   2,542,561

Net (decrease) increase in net assets resulting from operations                                (81,367)          161,697

Capital shares transactions
   Net premiums                                                                                 12,231           113,639
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (93,551)         (291,548)
   Transfers of death benefits                                                                 (12,459)           (9,239)
   Transfers of other terminations                                                             (67,244)         (109,610)
   Interfund and net transfers to general account                                             (416,698)          114,774
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (577,721)         (181,984)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (659,088)          (20,287)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,863,186     $   2,522,274
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      46

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Mid-Cap Stock Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     149,591 shares (cost $2,898,017)         $   3,482,477       Dividend income                            $    21,463
                                                                  Capital gains distributions                    221,058
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 242,521
                                                                                                           --------------
Net assets                                    $   3,482,477   Expenses:
                                              --------------
                                                                  Administrative expense                           3,130
                                                                  Mortality and expense risk                      51,795
                                                                  Contract maintenance charge                      1,137
                                                                                                           --------------

                                                                                                                  56,062
                                                                                                           --------------

                                                              Net investment income                              186,459

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  477,427
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (837,639)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (173,753)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   4,708,337     $   5,145,566

Net (decrease) increase in net assets resulting from operations                               (173,753)          464,142

Capital shares transactions
   Net premiums                                                                                 38,930           147,994
   Transfers of policy loans                                                                     3,125             2,456
   Transfers of surrenders                                                                    (711,470)         (662,222)
   Transfers of death benefits                                                                 (24,674)          (33,223)
   Transfers of other terminations                                                            (144,777)         (218,849)
   Interfund and net transfers to general account                                             (213,241)         (137,527)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                             (1,052,107)         (901,371)
                                                                                         --------------    --------------

Total decrease in net assets                                                                (1,225,860)         (437,229)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   3,482,477     $   4,708,337
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      47

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - International Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,251,275 shares (cost $11,042,152)      $  10,285,481       Dividend income                            $    84,381
                                                                  Capital gains distributions                    780,524
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 864,905
                                                                                                           --------------
Net assets                                    $  10,285,481   Expenses:
                                              --------------
                                                                  Administrative expense                           4,276
                                                                  Mortality and expense risk                     143,318
                                                                  Contract maintenance charge                        382
                                                                                                           --------------

                                                                                                                 147,976
                                                                                                           --------------

                                                              Net investment income                              716,929

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  380,919
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (97,940)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                   $    999,908
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  10,354,674     $  13,293,844

Net increase (decrease) in net assets resulting from operations                                999,908          (820,639)

Capital shares transactions
   Net premiums                                                                                159,917           190,399
   Transfers of policy loans                                                                    19,648            (3,295)
   Transfers of surrenders                                                                  (1,324,343)       (1,424,144)
   Transfers of death benefits                                                                 (90,424)         (125,531)
   Transfers of other terminations                                                            (338,454)         (551,969)
   Interfund and net transfers to general account                                              504,555          (203,991)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                             (1,069,101)       (2,118,531)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (69,193)       (2,939,170)
                                                                                         --------------    --------------

Net assets at end of year                                                                $  10,285,481     $  10,354,674
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      48

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Bond-Debenture Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     772,108 shares (cost $9,420,876)         $   8,601,279       Dividend income                           $    356,476
                                                                  Capital gains distributions                     47,510
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 403,986
                                                                                                           --------------
Net assets                                    $   8,601,279     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      88,740
                                                                  Contract maintenance charge                        667
                                                                                                           --------------

                                                                                                                  89,407
                                                                                                           --------------

                                                              Net investment income                              314,579

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (62,779)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (593,898)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (342,098)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   3,741,516     $   1,146,156

Net (decrease) increase in net assets resulting from operations                               (342,098)           29,826

Capital shares transactions
   Net premiums                                                                              4,612,588         2,605,942
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (274,644)          (54,368)
   Transfers of death benefits                                                                 (64,538)                -
   Transfers of other terminations                                                            (247,136)         (153,183)
   Interfund and net transfers to general account                                            1,175,591           167,143
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              5,201,861         2,565,534
                                                                                         --------------    --------------

Total increase in net assets                                                                 4,859,763         2,595,360
                                                                                         --------------    --------------

Net assets at end of year                                                                $   8,601,279     $   3,741,516
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      49

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Fundamental Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     75,982 shares (cost $1,429,320)          $   1,236,984       Dividend income                            $    14,603
                                                                  Capital gains distributions                     97,967
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 112,570
                                                                                                           --------------
Net assets                                    $   1,236,984     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      12,637
                                                                  Contract maintenance charge                        101
                                                                                                           --------------

                                                                                                                  12,738
                                                                                                           --------------

                                                              Net investment income                               99,832

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (44,947)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (113,159)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (58,274)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    614,985      $    293,099

Net (decrease) increase in net assets resulting from operations                                (58,274)           39,870

Capital shares transactions
   Net premiums                                                                                768,201           832,538
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (30,240)           (1,465)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (46,101)          (42,854)
   Interfund and net transfers to general account                                              (11,587)         (506,203)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                680,273           282,016
                                                                                         --------------    --------------

Total increase in net assets                                                                   621,999           321,886
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,236,984      $    614,985
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      50

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Developing Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     83,035 shares (cost $2,138,702)          $   1,849,193       Dividend income                              $       -
                                                                  Capital gains distributions                     15,067
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  15,067
                                                                                                           --------------
Net assets                                    $   1,849,193     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      20,040
                                                                  Contract maintenance charge                        173
                                                                                                           --------------

                                                                                                                  20,213
                                                                                                           --------------

                                                              Net investment loss                                 (5,146)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (7,915)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (306,999)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (320,060)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    852,596      $    447,411

Net (decrease) increase in net assets resulting from operations                               (320,060)           24,260

Capital shares transactions
   Net premiums                                                                                801,553           438,389
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (23,513)          (40,331)
   Transfers of death benefits                                                                 (12,822)          (11,608)
   Transfers of other terminations                                                             (60,185)           (6,636)
   Interfund and net transfers to general account                                              611,624             1,111
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,316,657           380,925
                                                                                         --------------    --------------

Total increase in net assets                                                                   996,597           405,185
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,849,193      $    852,596
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      51

Midland National Life Insurance Company
Separate Account C
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     118,520 shares (cost $1,759,613)         $   1,710,251       Dividend income                            $    40,440
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  40,440
                                                                                                           --------------
Net assets                                    $   1,710,251     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       4,576
                                                                  Contract maintenance charge                          9
                                                                                                           --------------

                                                                                                                   4,585
                                                                                                           --------------

                                                              Net investment income                               35,855

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (1,050)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (49,362)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (14,557)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                              $       -         $       -

Net decrease in net assets resulting from operations                                           (14,557)                -

Capital shares transactions
   Net premiums                                                                              1,582,230                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (9,286)                -
   Interfund and net transfers to general account                                              151,864                 -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,724,808                 -
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,710,251                 -
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,710,251         $       -
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      52

Midland National Life Insurance Company
Separate Account C
Alger Fund - LargeCap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     147,148 shares (cost $8,805,513)         $   7,837,100       Dividend income                              $       -
                                                                  Capital gains distributions                    875,639
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 875,639
                                                                                                           --------------
Net assets                                    $   7,837,100   Expenses:
                                              --------------
                                                                  Administrative expense                           4,651
                                                                  Mortality and expense risk                     117,729
                                                                  Contract maintenance charge                        442
                                                                                                           --------------

                                                                                                                 122,822
                                                                                                           --------------

                                                              Net investment income                              752,817

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  720,699
                                                              Change in net unrealized depreciation on
                                                                   investments                                (1,440,645)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    32,871
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   8,910,234     $  11,018,234

Net increase in net assets resulting from operations                                            32,871           954,034

Capital shares transactions
   Net premiums                                                                                130,063           251,520
   Transfers of policy loans                                                                    10,187            (2,399)
   Transfers of surrenders                                                                    (923,306)         (917,730)
   Transfers of death benefits                                                                 (58,139)          (96,535)
   Transfers of other terminations                                                            (282,175)         (421,034)
   Interfund and net transfers to general account                                               17,365        (1,875,856)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                             (1,106,005)       (3,062,034)
                                                                                         --------------    --------------

Total decrease in net assets                                                                (1,073,134)       (2,108,000)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   7,837,100     $   8,910,234
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      53

Midland National Life Insurance Company
Separate Account C
Alger Fund - MidCap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     258,432 shares (cost $4,882,355)         $   5,042,004       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $   5,042,004   Expenses:
                                              --------------
                                                                  Administrative expense                           3,870
                                                                  Mortality and expense risk                      85,046
                                                                  Contract maintenance charge                        747
                                                                                                           --------------

                                                                                                                  89,663
                                                                                                           --------------

                                                              Net investment loss                                (89,663)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                1,127,648
                                                              Change in net unrealized depreciation on
                                                                   investments                                (1,209,052)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (171,067)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   6,892,899     $   7,780,452

Net (decrease) increase in net assets resulting from operations                               (171,067)          350,409

Capital shares transactions
   Net premiums                                                                                139,368           335,646
   Transfers of policy loans                                                                     8,671              (229)
   Transfers of surrenders                                                                  (1,004,513)       (1,105,614)
   Transfers of death benefits                                                                 (41,291)          (79,517)
   Transfers of other terminations                                                            (220,230)         (289,265)
   Interfund and net transfers to general account                                             (561,833)          (98,983)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                             (1,679,828)       (1,237,962)
                                                                                         --------------    --------------

Total decrease in net assets                                                                (1,850,895)         (887,553)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   5,042,004     $   6,892,899
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      54

Midland National Life Insurance Company
Separate Account C
Alger Fund - Capital Appreciation Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     60,203 shares (cost $4,348,144)          $   4,058,885       Dividend income                            $     3,388
                                                                  Capital gains distributions                    449,229
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 452,617
                                                                                                           --------------
Net assets                                    $   4,058,885   Expenses:
                                              --------------
                                                                  Administrative expense                           3,730
                                                                  Mortality and expense risk                      54,815
                                                                  Contract maintenance charge                      1,124
                                                                                                           --------------

                                                                                                                  59,669
                                                                                                           --------------

                                                              Net investment income                              392,948

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  174,237
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (376,091)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                   $    191,094
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   3,724,336     $   6,278,603

Net increase in net assets resulting from operations                                           191,094           471,790

Capital shares transactions
   Net premiums                                                                                 64,584           184,483
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (319,508)       (1,092,525)
   Transfers of death benefits                                                                  (4,609)          (19,799)
   Transfers of other terminations                                                            (149,900)         (101,400)
   Interfund and net transfers to general account                                              552,888        (1,996,816)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     143,455        (3,026,057)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                        334,549        (2,554,267)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   4,058,885     $   3,724,336
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      55

Midland National Life Insurance Company
Separate Account C
Alger Fund - SmallCap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     39,141 shares (cost $1,056,113)           $    801,221       Dividend income                              $       -
                                                                  Capital gains distributions                    233,704
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 233,704
                                                                                                           --------------
Net assets                                     $    801,221   Expenses:
                                              --------------
                                                                  Administrative expense                           1,177
                                                                  Mortality and expense risk                      11,682
                                                                  Contract maintenance charge                        339
                                                                                                           --------------

                                                                                                                  13,198
                                                                                                           --------------

                                                              Net investment income                              220,506

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                    6,043
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (265,499)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (38,950)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,014,922     $   1,359,250

Net decrease in net assets resulting from operations                                           (38,950)          (17,434)

Capital shares transactions
   Net premiums                                                                                 12,287             4,318
   Transfers of policy loans                                                                         -               744
   Transfers of surrenders                                                                    (131,018)         (281,980)
   Transfers of death benefits                                                                    (134)             (718)
   Transfers of other terminations                                                             (32,671)          (26,248)
   Interfund and net transfers to general account                                              (23,215)          (23,010)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (174,751)         (326,894)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (213,701)         (344,328)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    801,221     $   1,014,922
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      56

Midland National Life Insurance Company
Separate Account C
Alger Fund - Capital Appreciation Portfolio Class S
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     396,770 shares (cost $28,580,847)        $  25,742,438       Dividend income                              $       -
                                                                  Capital gains distributions                  2,885,235
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                               2,885,235
                                                                                                           --------------
Net assets                                    $  25,742,438     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                     266,636
                                                                  Contract maintenance charge                      2,500
                                                                                                           --------------

                                                                                                                 269,136
                                                                                                           --------------

                                                              Net investment income                            2,616,099

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  135,937
                                                              Change in net unrealized depreciation on
                                                                   investments                                (2,180,376)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                   $    571,660
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  13,692,750     $   5,589,602

Net increase in net assets resulting from operations                                           571,660         1,126,647

Capital shares transactions
   Net premiums                                                                             12,802,763         7,796,616
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (783,357)         (434,171)
   Transfers of death benefits                                                                (562,354)         (183,990)
   Transfers of other terminations                                                            (730,354)         (512,788)
   Interfund and net transfers to general account                                              751,330           310,834
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                             11,478,028         6,976,501
                                                                                         --------------    --------------

Total increase in net assets                                                                12,049,688         8,103,148
                                                                                         --------------    --------------

Net assets at end of year                                                                $  25,742,438     $  13,692,750
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      57

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. - Mid Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     86,394 shares (cost $3,051,519)          $   2,679,949       Dividend income                              $       -
                                                                  Capital gains distributions                     90,517
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  90,517
                                                                                                           --------------
Net assets                                    $   2,679,949   Expenses:
                                              --------------
                                                                  Administrative expense                             591
                                                                  Mortality and expense risk                      32,102
                                                                  Contract maintenance charge                        141
                                                                                                           --------------

                                                                                                                  32,834
                                                                                                           --------------

                                                              Net investment income                               57,683

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (47,309)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (215,243)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (204,869)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,206,847     $   1,249,055

Net (decrease) increase in net assets resulting from operations                               (204,869)           58,066

Capital shares transactions
   Net premiums                                                                                816,418           120,255
   Transfers of policy loans                                                                        (2)               (1)
   Transfers of surrenders                                                                    (176,585)          (71,395)
   Transfers of death benefits                                                                 (18,806)                -
   Transfers of other terminations                                                             (67,541)          (42,326)
   Interfund and net transfers to general account                                            1,124,487          (106,807)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   1,677,971          (100,274)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                      1,473,102           (42,208)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,679,949     $   1,206,847
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      58

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. - Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     0 shares (cost $0)                           $       -       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                        $       -   Expenses:
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                           -
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                       -
                                                                                                           --------------

                                                              Net investment income                                    -

                                                              Realized and change in unrealized gains
                                                              on investments
                                                              Net realized gains on investments                        -
                                                              Change in net unrealized appreciation on
                                                                   investments                                         -
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                      $       -
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                              $       -     $   1,219,869

Net increase (decrease) in net assets resulting from operations                                      -            (6,660)

Capital shares transactions
   Net premiums                                                                                      -            47,555
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -          (177,354)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -           (19,273)
   Interfund and net transfers to general account                                                    -        (1,064,137)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                           -        (1,213,209)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                              -        (1,219,869)
                                                                                         --------------    --------------

Net assets at end of year                                                                    $       -         $       -
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      59

Midland National Life Insurance Company
Separate Account C
Calvert Variable Series, Inc. - S&P 500 Index Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     11,169 shares (cost $1,239,079)          $   1,251,751       Dividend income                            $     2,342
                                                                  Capital gains distributions                     21,125
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  23,467
                                                                                                           --------------
Net assets                                    $   1,251,751   Expenses:
                                              --------------
                                                                  Administrative expense                             152
                                                                  Mortality and expense risk                      16,647
                                                                  Contract maintenance charge                         24
                                                                                                           --------------

                                                                                                                  16,823
                                                                                                           --------------

                                                              Net investment income                                6,644

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   15,876
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (35,376)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (12,856)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,213,635         $       -

Net (decrease) increase in net assets resulting from operations                                (12,856)           95,857

Capital shares transactions
   Net premiums                                                                                 65,521            13,751
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (2,540)          (50,886)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (68,034)         (100,440)
   Interfund and net transfers to general account                                               56,025         1,255,353
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                 50,972         1,117,778
                                                                                         --------------    --------------

Total increase in net assets                                                                    38,116         1,213,635
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,251,751     $   1,213,635
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      60

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Technology Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     30,736 shares (cost $579,233)             $    578,765       Dividend income                              $       -
                                                                  Capital gains distributions                     44,781
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  44,781
                                                                                                           --------------
Net assets                                     $    578,765   Expenses:
                                              --------------
                                                                  Administrative expense                             240
                                                                  Mortality and expense risk                       6,922
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   7,162
                                                                                                           --------------

                                                              Net investment income                               37,619

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   27,682
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (44,435)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    20,866
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    516,489      $    499,465

Net increase in net assets resulting from operations                                            20,866            40,936

Capital shares transactions
   Net premiums                                                                                  1,084             6,038
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (61,438)          (26,585)
   Transfers of death benefits                                                                 (16,394)           (8,568)
   Transfers of other terminations                                                             (14,283)          (15,032)
   Interfund and net transfers to general account                                              132,441            20,235
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      41,410           (23,912)
                                                                                         --------------    --------------

Total increase in net assets                                                                    62,276            17,024
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    578,765      $    516,489
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      61

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Managed Volatility Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     122,555 shares (cost $1,823,454)         $   1,394,675       Dividend income                            $    21,933
                                                                  Capital gains distributions                    546,622
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 568,555
                                                                                                           --------------
Net assets                                    $   1,394,675   Expenses:
                                              --------------
                                                                  Administrative expense                             584
                                                                  Mortality and expense risk                      22,876
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  23,460
                                                                                                           --------------

                                                              Net investment income                              545,095

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   24,686
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (622,697)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (52,916)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,913,469     $   1,416,087

Net (decrease) increase in net assets resulting from operations                                (52,916)          276,353

Capital shares transactions
   Net premiums                                                                                 20,874            38,115
   Transfers of policy loans                                                                     1,789             2,503
   Transfers of surrenders                                                                     (69,230)          (46,923)
   Transfers of death benefits                                                                 (37,827)                -
   Transfers of other terminations                                                             (60,099)          (49,462)
   Interfund and net transfers to general account                                             (321,385)          276,796
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (465,878)          221,029
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (518,794)          497,382
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,394,675     $   1,913,469
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      62

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Diversified Dividend Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     26,726 shares (cost $586,749)             $    621,922       Dividend income                            $    25,182
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  25,182
                                                                                                           --------------
Net assets                                     $    621,922   Expenses:
                                              --------------
                                                                  Administrative expense                             729
                                                                  Mortality and expense risk                      16,131
                                                                  Contract maintenance charge                         57
                                                                                                           --------------

                                                                                                                  16,917
                                                                                                           --------------

                                                              Net investment income                                8,265

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   54,172
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (39,026)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    23,411
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,586,036      $    556,521

Net increase (decrease) in net assets resulting from operations                                 23,411           (52,130)

Capital shares transactions
   Net premiums                                                                                 12,726            87,322
   Transfers of policy loans                                                                      (816)              122
   Transfers of surrenders                                                                    (185,806)          (51,600)
   Transfers of death benefits                                                                  (6,801)                -
   Transfers of other terminations                                                             (42,007)          (17,162)
   Interfund and net transfers to general account                                             (764,821)        1,062,963
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (987,525)        1,081,645
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (964,114)        1,029,515
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    621,922     $   1,586,036
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      63

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Global Health Care Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     82,754 shares (cost $2,769,909)          $   2,627,428       Dividend income                              $       -
                                                                  Capital gains distributions                    243,382
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 243,382
                                                                                                           --------------
Net assets                                    $   2,627,428   Expenses:
                                              --------------
                                                                  Administrative expense                           1,096
                                                                  Mortality and expense risk                      35,300
                                                                  Contract maintenance charge                         84
                                                                                                           --------------

                                                                                                                  36,480
                                                                                                           --------------

                                                              Net investment income                              206,902

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  307,670
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (528,658)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (14,086)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,092,394     $   1,561,425

Net (decrease) increase in net assets resulting from operations                                (14,086)          283,905

Capital shares transactions
   Net premiums                                                                                139,742           162,993
   Transfers of policy loans                                                                     2,403             3,594
   Transfers of surrenders                                                                    (181,868)         (298,850)
   Transfers of death benefits                                                                 (60,959)                -
   Transfers of other terminations                                                             (62,879)          (38,322)
   Interfund and net transfers to general account                                              712,681           417,649
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                549,120           247,064
                                                                                         --------------    --------------

Total increase in net assets                                                                   535,034           530,969
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,627,428     $   2,092,394
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      64

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Global Real Estate Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     25,555 shares (cost $411,368)             $    406,575       Dividend income                            $    10,540
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  10,540
                                                                                                           --------------
Net assets                                     $    406,575   Expenses:
                                              --------------
                                                                  Administrative expense                             231
                                                                  Mortality and expense risk                      13,088
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  13,319
                                                                                                           --------------

                                                              Net investment loss                                 (2,779)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (3,034)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (31,471)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (37,284)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    585,994      $    514,129

Net (decrease) increase in net assets resulting from operations                                (37,284)           52,762

Capital shares transactions
   Net premiums                                                                                    230               136
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (44,925)          (95,722)
   Transfers of death benefits                                                                    (265)           (5,203)
   Transfers of other terminations                                                             (17,233)          (14,478)
   Interfund and net transfers to general account                                              (79,942)          134,370
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (142,135)           19,103
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (179,419)           71,865
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    406,575      $    585,994
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      65

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - International Growth Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     11,462 shares (cost $400,327)             $    378,692       Dividend income                            $     5,461
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   5,461
                                                                                                           --------------
Net assets                                     $    378,692   Expenses:
                                              --------------
                                                                  Administrative expense                             137
                                                                  Mortality and expense risk                      12,049
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  12,186
                                                                                                           --------------

                                                              Net investment loss                                 (6,725)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   14,649
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (29,317)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (21,393)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    439,577      $    457,938

Net decrease in net assets resulting from operations                                           (21,393)          (30,772)

Capital shares transactions
   Net premiums                                                                                      8                92
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (65,601)          (13,709)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (18,439)          (38,761)
   Interfund and net transfers to general account                                               44,540            64,789
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (39,492)           12,411
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (60,885)          (18,361)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    378,692      $    439,577
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      66

Midland National Life Insurance Company
Separate Account C
Invesco Variable Insurance Funds - Mid Cap Core Equity Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     16,776 shares (cost $225,845)             $    199,799       Dividend income                             $      210
                                                                  Capital gains distributions                     19,195
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  19,405
                                                                                                           --------------
Net assets                                     $    199,799   Expenses:
                                              --------------
                                                                  Administrative expense                             125
                                                                  Mortality and expense risk                       6,674
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   6,799
                                                                                                           --------------

                                                              Net investment income                               12,606

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (13,021)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (20,004)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (20,419)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    166,797      $    296,804

Net (decrease) increase in net assets resulting from operations                                (20,419)            5,382

Capital shares transactions
   Net premiums                                                                                  1,193               861
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (9,757)          (48,584)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (3,866)           (4,727)
   Interfund and net transfers to general account                                               65,851           (82,939)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      53,421          (135,389)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                         33,002          (130,007)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    199,799      $    166,797
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      67

Midland National Life Insurance Company
Separate Account C
J. P. Morgan Series Trust II - Core Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     349,210 shares (cost $3,883,615)         $   3,809,883       Dividend income                           $    145,890
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 145,890
                                                                                                           --------------
Net assets                                    $   3,809,883   Expenses:
                                              --------------
                                                                  Administrative expense                           1,361
                                                                  Mortality and expense risk                      55,429
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  56,790
                                                                                                           --------------

                                                              Net investment income                               89,100

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (26,285)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (84,088)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (21,273)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   4,184,593     $   4,514,348

Net (decrease) increase in net assets resulting from operations                                (21,273)          134,903

Capital shares transactions
   Net premiums                                                                                 71,994            62,303
   Transfers of policy loans                                                                     2,366                18
   Transfers of surrenders                                                                    (342,226)         (386,395)
   Transfers of death benefits                                                                 (59,777)          (76,909)
   Transfers of other terminations                                                            (162,239)         (267,533)
   Interfund and net transfers to general account                                              136,445           203,858
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (353,437)         (464,658)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (374,710)         (329,755)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   3,809,883     $   4,184,593
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      68

Midland National Life Insurance Company
Separate Account C
J. P. Morgan Series Trust II - Small Cap Core Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     150,142 shares (cost $3,391,787)         $   3,086,926       Dividend income                            $     3,959
                                                                  Capital gains distributions                    279,427
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 283,386
                                                                                                           --------------
Net assets                                    $   3,086,926   Expenses:
                                              --------------
                                                                  Administrative expense                             974
                                                                  Mortality and expense risk                      40,992
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  41,966
                                                                                                           --------------

                                                              Net investment income                              241,420

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   56,574
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (512,241)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (214,247)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   4,600,600     $   4,297,164

Net (decrease) increase in net assets resulting from operations                               (214,247)          179,390

Capital shares transactions
   Net premiums                                                                                 51,221            97,822
   Transfers of policy loans                                                                     6,397            (1,038)
   Transfers of surrenders                                                                    (265,072)         (292,134)
   Transfers of death benefits                                                                 (68,054)          (47,575)
   Transfers of other terminations                                                            (111,135)         (163,301)
   Interfund and net transfers to general account                                             (912,784)          530,272
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (1,299,427)          124,046
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                     (1,513,674)          303,436
                                                                                         --------------    --------------

Net assets at end of year                                                                $   3,086,926     $   4,600,600
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      69

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Nova Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     2,576 shares (cost $349,338)              $    398,785       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    398,785   Expenses:
                                              --------------
                                                                  Administrative expense                             313
                                                                  Mortality and expense risk                       8,605
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   8,918
                                                                                                           --------------

                                                              Net investment loss                                 (8,918)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   58,565
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (66,635)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (16,988)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    561,653      $    402,657

Net (decrease) increase in net assets resulting from operations                                (16,988)           82,745

Capital shares transactions
   Net premiums                                                                                  5,787            28,549
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (36,602)         (130,849)
   Transfers of death benefits                                                                    (715)                -
   Transfers of other terminations                                                             (18,555)          (32,980)
   Interfund and net transfers to general account                                              (95,795)          211,531
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (145,880)           76,251
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (162,868)          158,996
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    398,785      $    561,653
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      70

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - NASDAQ - 100 Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     35,388 shares (cost $1,216,940)          $   1,208,870       Dividend income                              $       -
                                                                  Capital gains distributions                     36,289
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  36,289
                                                                                                           --------------
Net assets                                    $   1,208,870   Expenses:
                                              --------------
                                                                  Administrative expense                             325
                                                                  Mortality and expense risk                      13,036
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  13,361
                                                                                                           --------------

                                                              Net investment income                               22,928

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (51,313)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (15,456)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (43,841)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,356,794     $   2,128,283

Net decrease in net assets resulting from operations                                           (43,841)          (38,523)

Capital shares transactions
   Net premiums                                                                                 31,488            31,422
   Transfers of policy loans                                                                        (1)               (6)
   Transfers of surrenders                                                                     (61,089)          (48,594)
   Transfers of death benefits                                                                       -           (11,259)
   Transfers of other terminations                                                             (33,931)          (46,142)
   Interfund and net transfers to general account                                              (40,550)         (658,387)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (104,083)         (732,966)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (147,924)         (771,489)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,208,870     $   1,356,794
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      71

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - U.S. Government Money Market Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     542,391 shares (cost $542,391)            $    542,391       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    542,391   Expenses:
                                              --------------
                                                                  Administrative expense                             131
                                                                  Mortality and expense risk                       6,964
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   7,095
                                                                                                           --------------

                                                              Net investment loss                                 (7,095)

                                                              Realized and change in unrealized gains
                                                              on investments
                                                              Net realized gains on investments                        -
                                                              Change in net unrealized appreciation on
                                                                   investments                                         -
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (7,095)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    647,251      $    324,918

Net decrease in net assets resulting from operations                                            (7,095)           (7,320)

Capital shares transactions
   Net premiums                                                                                 18,621             4,450
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (30,775)          (20,131)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (40,393)          (28,046)
   Interfund and net transfers to general account                                              (45,218)          373,380
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (97,765)          329,653
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (104,860)          322,333
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    542,391      $    647,251
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      72

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse S&P 500 Strategy Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     12,497 shares (cost $278,695)             $    199,322       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    199,322   Expenses:
                                              --------------
                                                                  Administrative expense                             113
                                                                  Mortality and expense risk                       2,890
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   3,003
                                                                                                           --------------

                                                              Net investment loss                                 (3,003)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                 (14,594)
                                                              Change in net unrealized appreciation on
                                                                   investments                                     4,282
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (13,315)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    204,943      $    340,299

Net decrease in net assets resulting from operations                                           (13,315)          (48,224)

Capital shares transactions
   Net premiums                                                                                  3,660               927
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (7,616)          (75,130)
   Transfers of death benefits                                                                  (3,707)          (13,307)
   Transfers of other terminations                                                                (432)           (4,122)
   Interfund and net transfers to general account                                               15,789             4,500
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                       7,694           (87,132)
                                                                                         --------------    --------------

Total decrease in net assets                                                                    (5,621)         (135,356)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    199,322      $    204,943
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      73

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse NASDAQ-100 Strategy Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     13,780 shares (cost $487,648)             $    299,429       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    299,429   Expenses:
                                              --------------
                                                                  Administrative expense                             236
                                                                  Mortality and expense risk                       4,188
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   4,424
                                                                                                           --------------

                                                              Net investment loss                                 (4,424)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (32,303)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (17,215)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (53,942)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    390,457      $    548,496

Net decrease in net assets resulting from operations                                           (53,942)         (103,162)

Capital shares transactions
   Net premiums                                                                                    119               126
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (8,559)           (9,943)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (287)             (562)
   Interfund and net transfers to general account                                              (28,359)          (44,498)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (37,086)          (54,877)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (91,028)         (158,039)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    299,429      $    390,457
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      74

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse Government Long Bond Strategy Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,433 shares (cost $60,043)                $    51,164       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $    51,164   Expenses:
                                              --------------
                                                                  Administrative expense                              37
                                                                  Mortality and expense risk                         599
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                     636
                                                                                                           --------------

                                                              Net investment loss                                   (636)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                  (4,109)
                                                              Change in net unrealized appreciation on
                                                                   investments                                     4,197
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                     $     (548)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    35,271      $    217,032

Net decrease in net assets resulting from operations                                              (548)          (23,244)

Capital shares transactions
   Net premiums                                                                                    292                52
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (1,992)          (11,541)
   Transfers of death benefits                                                                  (3,748)                -
   Transfers of other terminations                                                                (283)           (4,240)
   Interfund and net transfers to general account                                               22,172          (142,788)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      16,441          (158,517)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                         15,893          (181,761)
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    51,164       $    35,271
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      75

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Government Long Bond 1.2x Strategy
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     8,780 shares (cost $269,993)              $    261,028       Dividend income                            $     6,812
                                                                  Capital gains distributions                     84,479
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  91,291
                                                                                                           --------------
Net assets                                     $    261,028   Expenses:
                                              --------------
                                                                  Administrative expense                             194
                                                                  Mortality and expense risk                       8,735
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   8,929
                                                                                                           --------------

                                                              Net investment income                               82,362

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  328,439
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (31,007)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                   $    379,794
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    306,838      $    113,239

Net increase in net assets resulting from operations                                           379,794           804,743

Capital shares transactions
   Net premiums                                                                                 17,364             6,622
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (24,390)         (146,475)
   Transfers of death benefits                                                                  (1,454)                -
   Transfers of other terminations                                                             (14,588)          (70,899)
   Interfund and net transfers to general account                                             (402,536)         (400,392)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (425,604)         (611,144)
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                        (45,810)          193,599
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    261,028      $    306,838
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      76

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - NASDAQ-100 2x Strategy Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     173 shares (cost $7,279)                   $     6,692       Dividend income                              $       -
                                                                  Capital gains distributions                      1,256
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   1,256
                                                                                                           --------------
Net assets                                      $     6,692   Expenses:
                                              --------------
                                                                  Administrative expense                               5
                                                                  Mortality and expense risk                         105
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                     110
                                                                                                           --------------

                                                              Net investment income                                1,146

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                      (7)
                                                              Change in net unrealized depreciation on
                                                                   investments                                      (386)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                     $      753
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $     5,940       $     4,433

Net increase in net assets resulting from operations                                               753             1,509

Capital shares transactions
   Net premiums                                                                                      -                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                                   (1)               (2)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                     (1)               (2)
                                                                                         --------------    --------------

Total increase in net assets                                                                       752             1,507
                                                                                         --------------    --------------

Net assets at end of year                                                                  $     6,692       $     5,940
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      77

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Inverse Dow 2x Strategy Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     13 shares (cost $543)                       $      403       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                       $      403   Expenses:
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                           7
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                       7
                                                                                                           --------------

                                                              Net investment loss                                     (7)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                      (2)
                                                              Change in net unrealized depreciation on
                                                                   investments                                       (34)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                     $      (43)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                             $      446        $      582

Net decrease in net assets resulting from operations                                               (43)             (138)

Capital shares transactions
   Net premiums                                                                                      -                 2
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                                    -                 -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                      -                 2
                                                                                         --------------    --------------

Total decrease in net assets                                                                       (43)             (136)
                                                                                         --------------    --------------

Net assets at end of year                                                                   $      403        $      446
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      78

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - Biotechnology Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     109,138 shares (cost $9,134,706)         $   9,081,414       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $   9,081,414     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      86,097
                                                                  Contract maintenance charge                        850
                                                                                                           --------------

                                                                                                                  86,947
                                                                                                           --------------

                                                              Net investment loss                                (86,947)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  438,635
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (421,202)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (69,514)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   3,295,338      $    589,380

Net (decrease) increase in net assets resulting from operations                                (69,514)          349,859

Capital shares transactions
   Net premiums                                                                              4,970,747         1,146,327
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (182,270)          (39,342)
   Transfers of death benefits                                                                 (43,833)           (3,414)
   Transfers of other terminations                                                            (201,835)          (34,969)
   Interfund and net transfers to general account                                            1,312,781         1,287,497
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              5,855,590         2,356,099
                                                                                         --------------    --------------

Total increase in net assets                                                                 5,786,076         2,705,958
                                                                                         --------------    --------------

Net assets at end of year                                                                $   9,081,414     $   3,295,338
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      79

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - S&P 500 Pure Growth Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     79,223 shares (cost $3,835,663)          $   3,463,621       Dividend income                              $       -
                                                                  Capital gains distributions                    299,659
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 299,659
                                                                                                           --------------
Net assets                                    $   3,463,621     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      39,673
                                                                  Contract maintenance charge                        434
                                                                                                           --------------

                                                                                                                  40,107
                                                                                                           --------------

                                                              Net investment income                              259,552

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (52,570)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (262,610)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (55,628)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,023,165      $    463,018

Net (decrease) increase in net assets resulting from operations                                (55,628)           74,770

Capital shares transactions
   Net premiums                                                                              1,999,338         1,066,477
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (99,267)          (64,767)
   Transfers of death benefits                                                                 (20,941)          (12,293)
   Transfers of other terminations                                                             (88,187)          (23,302)
   Interfund and net transfers to general account                                             (294,859)          519,262
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,496,084         1,485,377
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,440,456         1,560,147
                                                                                         --------------    --------------

Net assets at end of year                                                                $   3,463,621     $   2,023,165
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      80

Midland National Life Insurance Company
Separate Account C
Rydex Variable Trust - S&P MidCap 400 Pure Growth Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     47,354 shares (cost $1,638,062)          $   1,526,220       Dividend income                              $       -
                                                                  Capital gains distributions                     44,318
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  44,318
                                                                                                           --------------
Net assets                                    $   1,526,220     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      13,966
                                                                  Contract maintenance charge                        145
                                                                                                           --------------

                                                                                                                  14,111
                                                                                                           --------------

                                                              Net investment income                               30,207

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (97,628)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (28,451)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (95,872)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    475,850      $    250,587

Net decrease in net assets resulting from operations                                           (95,872)          (11,820)

Capital shares transactions
   Net premiums                                                                                532,120           232,115
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (39,024)           (2,093)
   Transfers of death benefits                                                                       -            (2,897)
   Transfers of other terminations                                                             (40,254)          (20,980)
   Interfund and net transfers to general account                                              693,400            30,938
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,146,242           237,083
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,050,370           225,263
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,526,220      $    475,850
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      81

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Insurance Fund - Long Short Equity Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     52,865 shares (cost $787,950)             $    807,249       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    807,249   Expenses:
                                              --------------
                                                                  Administrative expense                              75
                                                                  Mortality and expense risk                       8,000
                                                                  Contract maintenance charge                         60
                                                                                                           --------------

                                                                                                                   8,135
                                                                                                           --------------

                                                              Net investment loss                                 (8,135)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   16,503
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (15,425)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (7,057)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    324,361      $    314,281

Net (decrease) increase in net assets resulting from operations                                 (7,057)            4,490

Capital shares transactions
   Net premiums                                                                                296,031           151,751
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (18,610)          (42,254)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (23,663)           (8,579)
   Interfund and net transfers to general account                                              236,187           (95,328)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                489,945             5,590
                                                                                         --------------    --------------

Total increase in net assets                                                                   482,888            10,080
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    807,249      $    324,361
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      82

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Insurance Fund - Multi-Hedge Strategies Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     131,098 shares (cost $3,156,188)         $   3,158,140       Dividend income                            $    19,291
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  19,291
                                                                                                           --------------
Net assets                                    $   3,158,140     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      30,345
                                                                  Contract maintenance charge                        245
                                                                                                           --------------

                                                                                                                  30,590
                                                                                                           --------------

                                                              Net investment loss                                (11,299)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   47,876
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (44,887)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (8,310)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,210,281      $    361,203

Net (decrease) increase in net assets resulting from operations                                 (8,310)           39,243

Capital shares transactions
   Net premiums                                                                              2,801,922           960,096
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (75,977)          (74,791)
   Transfers of death benefits                                                                 (29,294)                -
   Transfers of other terminations                                                             (88,085)         (153,169)
   Interfund and net transfers to general account                                             (652,397)           77,699
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,956,169           809,835
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,947,859           849,078
                                                                                         --------------    --------------

Net assets at end of year                                                                $   3,158,140     $   1,210,281
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      83

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Insurance Fund - Global Managed Futures Strategies Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     35,268 shares (cost $716,624)             $    684,912       Dividend income                            $     9,320
                                                                  Capital gains distributions                     12,783
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  22,103
                                                                                                           --------------
Net assets                                     $    684,912     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       6,646
                                                                  Contract maintenance charge                         55
                                                                                                           --------------

                                                                                                                   6,701
                                                                                                           --------------

                                                              Net investment income                               15,402

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   16,574
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (59,404)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (27,428)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    224,160      $    116,825

Net (decrease) increase in net assets resulting from operations                                (27,428)           22,817

Capital shares transactions
   Net premiums                                                                                404,286            25,386
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (9,804)          (11,994)
   Transfers of death benefits                                                                  (2,748)                -
   Transfers of other terminations                                                             (35,578)           (2,159)
   Interfund and net transfers to general account                                              132,024            73,285
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                488,180            84,518
                                                                                         --------------    --------------

Total increase in net assets                                                                   460,752           107,335
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    684,912      $    224,160
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      84

Midland National Life Insurance Company
Separate Account C
Guggenheim Variable Insurance Fund - Small Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     50,605 shares (cost $2,416,876)          $   2,009,520       Dividend income                              $       -
                                                                  Capital gains distributions                    388,157
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 388,157
                                                                                                           --------------
Net assets                                    $   2,009,520     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      26,345
                                                                  Contract maintenance charge                        207
                                                                                                           --------------

                                                                                                                  26,552
                                                                                                           --------------

                                                              Net investment income                              361,605

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (116,283)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (412,345)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (167,023)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,868,987     $   1,188,176

Net decrease in net assets resulting from operations                                          (167,023)          (44,992)

Capital shares transactions
   Net premiums                                                                                793,113         1,201,150
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (40,212)         (216,060)
   Transfers of death benefits                                                                 (66,004)           (2,230)
   Transfers of other terminations                                                            (106,607)          (82,642)
   Interfund and net transfers to general account                                             (272,734)         (174,415)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                307,556           725,803
                                                                                         --------------    --------------

Total increase in net assets                                                                   140,533           680,811
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,009,520     $   1,868,987
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      85

Midland National Life Insurance Company
Separate Account C
Profunds VP - Access VP High Yield Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     11,712 shares (cost $340,434)             $    322,199       Dividend income                            $    17,344
                                                                  Capital gains distributions                      8,922
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  26,266
                                                                                                           --------------
Net assets                                     $    322,199   Expenses:
                                              --------------
                                                                  Administrative expense                             146
                                                                  Mortality and expense risk                      10,796
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  10,942
                                                                                                           --------------

                                                              Net investment income                               15,324

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (4,239)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (19,512)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (8,427)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    799,500      $    588,669

Net decrease in net assets resulting from operations                                            (8,427)           (6,014)

Capital shares transactions
   Net premiums                                                                                  1,345            26,605
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (89,210)          (35,513)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (9,226)          (66,947)
   Interfund and net transfers to general account                                             (371,783)          292,700
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (468,874)          216,845
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (477,301)          210,831
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    322,199      $    799,500
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      86

Midland National Life Insurance Company
Separate Account C
Profunds VP - Asia 30
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     2,766 shares (cost $159,538)              $    131,290       Dividend income                             $      776
                                                                  Capital gains distributions                     14,400
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  15,176
                                                                                                           --------------
Net assets                                     $    131,290   Expenses:
                                              --------------
                                                                  Administrative expense                              91
                                                                  Mortality and expense risk                       5,402
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   5,493
                                                                                                           --------------

                                                              Net investment income                                9,683

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (23,579)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (28,610)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (42,506)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    199,553      $    222,757

Net decrease in net assets resulting from operations                                           (42,506)           (8,126)

Capital shares transactions
   Net premiums                                                                                     30                16
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (39,346)          (42,339)
   Transfers of death benefits                                                                      99            (6,570)
   Transfers of other terminations                                                              (4,241)           (4,627)
   Interfund and net transfers to general account                                               17,701            38,442
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (25,757)          (15,078)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (68,263)          (23,204)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    131,290      $    199,553
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      87

Midland National Life Insurance Company
Separate Account C
Profunds VP - Banks
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     9,098 shares (cost $167,898)              $    163,946       Dividend income                            $     1,429
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   1,429
                                                                                                           --------------
Net assets                                     $    163,946   Expenses:
                                              --------------
                                                                  Administrative expense                              45
                                                                  Mortality and expense risk                       7,733
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   7,778
                                                                                                           --------------

                                                              Net investment loss                                 (6,349)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                    4,019
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (17,700)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (20,030)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    242,667      $    149,095

Net (decrease) increase in net assets resulting from operations                                (20,030)            2,054

Capital shares transactions
   Net premiums                                                                                      -                19
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (94,785)          (79,765)
   Transfers of death benefits                                                                    (433)                -
   Transfers of other terminations                                                             (13,304)           (9,159)
   Interfund and net transfers to general account                                               49,831           180,423
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (58,691)           91,518
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                        (78,721)           93,572
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    163,946      $    242,667
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      88

Midland National Life Insurance Company
Separate Account C
Profunds VP - Basic Materials
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,287 shares (cost $72,619)                $    61,802       Dividend income                            $     2,471
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   2,471
                                                                                                           --------------
Net assets                                      $    61,802   Expenses:
                                              --------------
                                                                  Administrative expense                              56
                                                                  Mortality and expense risk                       6,184
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   6,240
                                                                                                           --------------

                                                              Net investment loss                                 (3,769)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (103,560)
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (9,903)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (117,232)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    85,380      $    518,870

Net decrease in net assets resulting from operations                                          (117,232)          (10,450)

Capital shares transactions
   Net premiums                                                                                     29                11
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -           (28,683)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (8,753)           (9,049)
   Interfund and net transfers to general account                                              102,378          (385,319)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      93,654          (423,040)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (23,578)         (433,490)
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    61,802       $    85,380
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      89

Midland National Life Insurance Company
Separate Account C
Profunds VP - Bear
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     16,456 shares (cost $159,662)             $    152,545       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    152,545   Expenses:
                                              --------------
                                                                  Administrative expense                              93
                                                                  Mortality and expense risk                       7,037
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   7,130
                                                                                                           --------------

                                                              Net investment loss                                 (7,130)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                 (63,227)
                                                              Change in net unrealized appreciation on
                                                                   investments                                     1,977
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (68,380)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    245,978      $    244,825

Net decrease in net assets resulting from operations                                           (68,380)          (73,727)

Capital shares transactions
   Net premiums                                                                                  2,331             1,316
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (30,190)          (19,553)
   Transfers of death benefits                                                                     (37)           (2,973)
   Transfers of other terminations                                                              (8,683)           (8,760)
   Interfund and net transfers to general account                                               11,526           104,850
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (25,053)           74,880
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                        (93,433)            1,153
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    152,545      $    245,978
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      90

Midland National Life Insurance Company
Separate Account C
Profunds VP - Biotechnology
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     18,243 shares (cost $1,264,647)          $   1,256,764       Dividend income                              $       -
                                                                  Capital gains distributions                     36,927
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  36,927
                                                                                                           --------------
Net assets                                    $   1,256,764   Expenses:
                                              --------------
                                                                  Administrative expense                             403
                                                                  Mortality and expense risk                      27,470
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  27,873
                                                                                                           --------------

                                                              Net investment income                                9,054

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   75,709
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (122,535)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (37,772)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    857,982      $    987,161

Net (decrease) increase in net assets resulting from operations                                (37,772)          139,620

Capital shares transactions
   Net premiums                                                                                    685               627
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (147,144)         (130,332)
   Transfers of death benefits                                                                 (23,861)                -
   Transfers of other terminations                                                             (33,325)          (31,628)
   Interfund and net transfers to general account                                              640,199          (107,466)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     436,554          (268,799)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                        398,782          (129,179)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,256,764      $    857,982
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      91

Midland National Life Insurance Company
Separate Account C
Profunds VP - Bull
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     36,963 shares (cost $1,502,532)          $   1,499,602       Dividend income                              $       -
                                                                  Capital gains distributions                     30,013
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  30,013
                                                                                                           --------------
Net assets                                    $   1,499,602   Expenses:
                                              --------------
                                                                  Administrative expense                           1,152
                                                                  Mortality and expense risk                      59,018
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  60,170
                                                                                                           --------------

                                                              Net investment loss                                (30,157)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   61,117
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (79,453)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (48,493)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,939,445     $   1,668,297

Net (decrease) increase in net assets resulting from operations                                (48,493)          201,301

Capital shares transactions
   Net premiums                                                                                  2,349             8,235
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (334,674)         (235,455)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                            (106,865)         (161,424)
   Interfund and net transfers to general account                                             (952,160)        1,458,491
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (1,391,350)        1,069,847
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                     (1,439,843)        1,271,148
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,499,602     $   2,939,445
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      92

Midland National Life Insurance Company
Separate Account C
Profunds VP - Consumer Goods
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     2,675 shares (cost $150,118)              $    154,530       Dividend income                            $     3,389
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   3,389
                                                                                                           --------------
Net assets                                     $    154,530   Expenses:
                                              --------------
                                                                  Administrative expense                              68
                                                                  Mortality and expense risk                       8,793
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   8,861
                                                                                                           --------------

                                                              Net investment loss                                 (5,472)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   18,509
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (56,771)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (43,734)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    575,590      $    867,050

Net (decrease) increase in net assets resulting from operations                                (43,734)           29,526

Capital shares transactions
   Net premiums                                                                                    482               456
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (55,289)           (8,544)
   Transfers of death benefits                                                                 (52,622)                -
   Transfers of other terminations                                                             (20,093)          (33,211)
   Interfund and net transfers to general account                                             (249,804)         (279,687)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (377,326)         (320,986)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (421,060)         (291,460)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    154,530      $    575,590
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      93

Midland National Life Insurance Company
Separate Account C
Profunds VP - Consumer Services
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     4,518 shares (cost $259,885)              $    269,712       Dividend income                              $       -
                                                                  Capital gains distributions                     52,899
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  52,899
                                                                                                           --------------
Net assets                                     $    269,712   Expenses:
                                              --------------
                                                                  Administrative expense                             240
                                                                  Mortality and expense risk                      13,903
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  14,143
                                                                                                           --------------

                                                              Net investment income                               38,756

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (55,222)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (25,495)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (41,961)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    168,724      $    762,722

Net decrease in net assets resulting from operations                                           (41,961)           (9,253)

Capital shares transactions
   Net premiums                                                                                    121                11
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (26,677)           (4,100)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (20,026)           (6,054)
   Interfund and net transfers to general account                                              189,531          (574,602)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     142,949          (584,745)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                        100,988          (593,998)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    269,712      $    168,724
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      94

Midland National Life Insurance Company
Separate Account C
Profunds VP - Dow 30
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     27,524 shares (cost $897,548)             $    887,095       Dividend income                              $       -
                                                                  Capital gains distributions                     10,624
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  10,624
                                                                                                           --------------
Net assets                                     $    887,095   Expenses:
                                              --------------
                                                                  Administrative expense                             114
                                                                  Mortality and expense risk                      20,266
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  20,380
                                                                                                           --------------

                                                              Net investment loss                                 (9,756)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   26,121
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (63,559)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (47,194)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,800,880      $    478,654

Net (decrease) increase in net assets resulting from operations                                (47,194)           46,880

Capital shares transactions
   Net premiums                                                                                     49                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (495,673)          (14,867)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (68,787)          (71,613)
   Interfund and net transfers to general account                                             (302,180)        1,361,826
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (866,591)        1,275,346
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (913,785)        1,322,226
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    887,095     $   1,800,880
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      95

Midland National Life Insurance Company
Separate Account C
Profunds VP - Emerging Markets
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     6,679 shares (cost $155,272)              $    125,975       Dividend income                            $     2,841
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   2,841
                                                                                                           --------------
Net assets                                     $    125,975   Expenses:
                                              --------------
                                                                  Administrative expense                              40
                                                                  Mortality and expense risk                       5,973
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   6,013
                                                                                                           --------------

                                                              Net investment loss                                 (3,172)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (66,934)
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (2,997)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (73,103)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    230,410      $    624,682

Net (decrease) increase in net assets resulting from operations                                (73,103)           11,157

Capital shares transactions
   Net premiums                                                                                      8                21
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (25,817)          (69,679)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (2,952)          (12,311)
   Interfund and net transfers to general account                                               (2,571)         (323,460)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (31,332)         (405,429)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (104,435)         (394,272)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    125,975      $    230,410
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      96

Midland National Life Insurance Company
Separate Account C
Profunds VP - Europe 30
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     4,120 shares (cost $93,359)                $    81,943       Dividend income                            $     4,283
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   4,283
                                                                                                           --------------
Net assets                                      $    81,943   Expenses:
                                              --------------
                                                                  Administrative expense                              72
                                                                  Mortality and expense risk                       4,784
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   4,856
                                                                                                           --------------

                                                              Net investment loss                                   (573)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (24,008)
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (6,993)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (31,574)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    98,741      $    141,178

Net decrease in net assets resulting from operations                                           (31,574)          (11,031)

Capital shares transactions
   Net premiums                                                                                     19                63
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (3,773)          (45,156)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (10,209)          (17,953)
   Interfund and net transfers to general account                                               28,739            31,640
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      14,776           (31,406)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (16,798)          (42,437)
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    81,943       $    98,741
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      97

Midland National Life Insurance Company
Separate Account C
Profunds VP - Falling US Dollar
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     3,834 shares (cost $90,175)                $    83,783       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $    83,783   Expenses:
                                              --------------
                                                                  Administrative expense                              38
                                                                  Mortality and expense risk                       2,034
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   2,072
                                                                                                           --------------

                                                              Net investment loss                                 (2,072)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                 (19,957)
                                                              Change in net unrealized appreciation on
                                                                   investments                                    10,997
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (11,032)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    112,390      $    145,290

Net decrease in net assets resulting from operations                                           (11,032)          (19,315)

Capital shares transactions
   Net premiums                                                                                      2                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (1,141)           (8,345)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (3,739)           (3,744)
   Interfund and net transfers to general account                                              (12,697)           (1,496)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (17,575)          (13,585)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (28,607)          (32,900)
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    83,783      $    112,390
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      98

Midland National Life Insurance Company
Separate Account C
Profunds VP - Financials
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     14,549 shares (cost $449,267)             $    450,279       Dividend income                             $      711
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                     711
                                                                                                           --------------
Net assets                                     $    450,279   Expenses:
                                              --------------
                                                                  Administrative expense                              58
                                                                  Mortality and expense risk                      14,116
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  14,174
                                                                                                           --------------

                                                              Net investment loss                                (13,463)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (35,868)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (37,250)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (86,581)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    971,880      $    358,400

Net (decrease) increase in net assets resulting from operations                                (86,581)           25,407

Capital shares transactions
   Net premiums                                                                                      -               169
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (234,169)          (35,786)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (21,453)          (11,888)
   Interfund and net transfers to general account                                             (179,398)          635,578
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (435,020)          588,073
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (521,601)          613,480
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    450,279      $    971,880
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      99

Midland National Life Insurance Company
Separate Account C
Profunds VP - Health Care
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     14,582 shares (cost $1,021,649)           $    978,607       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    978,607   Expenses:
                                              --------------
                                                                  Administrative expense                             415
                                                                  Mortality and expense risk                      38,907
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  39,322
                                                                                                           --------------

                                                              Net investment loss                                (39,322)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  164,801
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (203,040)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (77,561)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,877,448     $   1,554,631

Net (decrease) increase in net assets resulting from operations                                (77,561)          248,613

Capital shares transactions
   Net premiums                                                                                    119               103
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (143,752)          (83,128)
   Transfers of death benefits                                                                 (91,444)                -
   Transfers of other terminations                                                             (51,315)          (84,516)
   Interfund and net transfers to general account                                             (534,888)          241,745
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (821,280)           74,204
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (898,841)          322,817
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    978,607     $   1,877,448
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      100

Midland National Life Insurance Company
Separate Account C
Profunds VP - Industrials
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     3,269 shares (cost $187,869)              $    190,231       Dividend income                             $       93
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                      93
                                                                                                           --------------
Net assets                                     $    190,231   Expenses:
                                              --------------
                                                                  Administrative expense                              16
                                                                  Mortality and expense risk                       2,337
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   2,353
                                                                                                           --------------

                                                              Net investment loss                                 (2,260)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                      810
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (10,410)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (11,860)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    236,311      $    536,718

Net (decrease) increase in net assets resulting from operations                                (11,860)            3,408

Capital shares transactions
   Net premiums                                                                                      -                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                        (278)          (10,996)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (2,404)           (4,114)
   Interfund and net transfers to general account                                              (31,538)         (288,705)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (34,220)         (303,815)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (46,080)         (300,407)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    190,231      $    236,311
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      101

Midland National Life Insurance Company
Separate Account C
Profunds VP - International
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     7,999 shares (cost $174,088)              $    155,572       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    155,572   Expenses:
                                              --------------
                                                                  Administrative expense                              65
                                                                  Mortality and expense risk                       5,037
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   5,102
                                                                                                           --------------

                                                              Net investment loss                                 (5,102)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (10,735)
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (5,889)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (21,726)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    153,060      $    139,275

Net decrease in net assets resulting from operations                                           (21,726)          (27,140)

Capital shares transactions
   Net premiums                                                                                  2,079                 2
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (37,259)           (2,181)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (7,582)           (6,510)
   Interfund and net transfers to general account                                               67,000            49,614
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                 24,238            40,925
                                                                                         --------------    --------------

Total increase in net assets                                                                     2,512            13,785
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    155,572      $    153,060
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      102

Midland National Life Insurance Company
Separate Account C
Profunds VP - Internet
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     5,719 shares (cost $440,169)              $    471,647       Dividend income                              $       -
                                                                  Capital gains distributions                     36,239
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  36,239
                                                                                                           --------------
Net assets                                     $    471,647   Expenses:
                                              --------------
                                                                  Administrative expense                             107
                                                                  Mortality and expense risk                       9,614
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   9,721
                                                                                                           --------------

                                                              Net investment income                               26,518

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   29,680
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (5,881)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    50,317
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    289,013      $    329,941

Net increase (decrease) in net assets resulting from operations                                 50,317           (28,743)

Capital shares transactions
   Net premiums                                                                                  1,374               851
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (62,248)          (26,642)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (11,850)           (8,141)
   Interfund and net transfers to general account                                              205,041            21,747
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     132,317           (12,185)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                        182,634           (40,928)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    471,647      $    289,013
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      103

Midland National Life Insurance Company
Separate Account C
Profunds VP - Japan
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     25,044 shares (cost $293,450)             $    273,731       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    273,731   Expenses:
                                              --------------
                                                                  Administrative expense                             117
                                                                  Mortality and expense risk                      10,060
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  10,177
                                                                                                           --------------

                                                              Net investment loss                                (10,177)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (7,948)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (23,403)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (41,528)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    337,069      $    405,810

Net (decrease) increase in net assets resulting from operations                                (41,528)            2,900

Capital shares transactions
   Net premiums                                                                                    113                38
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (265,068)           (2,279)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (8,262)             (965)
   Interfund and net transfers to general account                                              251,407           (68,435)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (21,810)          (71,641)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (63,338)          (68,741)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    273,731      $    337,069
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      104

Midland National Life Insurance Company
Separate Account C
Profunds VP - Large-Cap Growth
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     18,716 shares (cost $1,038,039)          $   1,111,368       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $   1,111,368   Expenses:
                                              --------------
                                                                  Administrative expense                             205
                                                                  Mortality and expense risk                      33,229
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  33,434
                                                                                                           --------------

                                                              Net investment loss                                (33,434)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  162,224
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (117,283)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    11,507
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,736,803     $   1,095,646

Net increase in net assets resulting from operations                                            11,507           116,000

Capital shares transactions
   Net premiums                                                                                  3,608               976
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (52,049)          (45,920)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (44,953)          (26,681)
   Interfund and net transfers to general account                                             (543,548)          596,782
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (636,942)          525,157
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (625,435)          641,157
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,111,368     $   1,736,803
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      105

Midland National Life Insurance Company
Separate Account C
Profunds VP - Large-Cap Value
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     13,717 shares (cost $480,131)             $    499,313       Dividend income                            $    10,769
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  10,769
                                                                                                           --------------
Net assets                                     $    499,313   Expenses:
                                              --------------
                                                                  Administrative expense                             101
                                                                  Mortality and expense risk                      18,761
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  18,862
                                                                                                           --------------

                                                              Net investment loss                                 (8,093)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   77,275
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (122,877)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (53,695)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,235,661      $    801,534

Net (decrease) increase in net assets resulting from operations                                (53,695)          101,055

Capital shares transactions
   Net premiums                                                                                  4,475               374
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (44,604)          (13,545)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (28,732)          (44,170)
   Interfund and net transfers to general account                                             (613,792)          390,413
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (682,653)          333,072
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (736,348)          434,127
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    499,313     $   1,235,661
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      106

Midland National Life Insurance Company
Separate Account C
Profunds VP - Mid-Cap
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     109,132 shares (cost $3,237,617)         $   3,215,020       Dividend income                              $       -
                                                                  Capital gains distributions                     43,003
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  43,003
                                                                                                           --------------
Net assets                                    $   3,215,020   Expenses:
                                              --------------
                                                                  Administrative expense                             574
                                                                  Mortality and expense risk                      39,723
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  40,297
                                                                                                           --------------

                                                              Net investment income                                2,706

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (127,054)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (51,479)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (175,827)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,774,581     $   2,772,410

Net (decrease) increase in net assets resulting from operations                               (175,827)           48,956

Capital shares transactions
   Net premiums                                                                                 52,500            13,610
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (340,818)         (100,820)
   Transfers of death benefits                                                                (154,708)                -
   Transfers of other terminations                                                             (47,362)          (53,341)
   Interfund and net transfers to general account                                            2,106,654          (906,234)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   1,616,266        (1,046,785)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                      1,440,439          (997,829)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   3,215,020     $   1,774,581
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      107

Midland National Life Insurance Company
Separate Account C
Profunds VP - Mid-Cap Growth
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     29,357 shares (cost $1,254,120)          $   1,213,312       Dividend income                              $       -
                                                                  Capital gains distributions                    259,820
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 259,820
                                                                                                           --------------
Net assets                                    $   1,213,312   Expenses:
                                              --------------
                                                                  Administrative expense                             256
                                                                  Mortality and expense risk                      26,757
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  27,013
                                                                                                           --------------

                                                              Net investment income                              232,807

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (263,982)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (44,347)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (75,522)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    843,479      $    623,060

Net (decrease) increase in net assets resulting from operations                                (75,522)            7,443

Capital shares transactions
   Net premiums                                                                                    185                 7
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (51,733)          (44,326)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (43,737)          (17,656)
   Interfund and net transfers to general account                                              540,640           274,951
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                445,355           212,976
                                                                                         --------------    --------------

Total increase in net assets                                                                   369,833           220,419
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,213,312      $    843,479
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      108

Midland National Life Insurance Company
Separate Account C
Profunds VP - Mid-Cap Value
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     4,894 shares (cost $194,868)              $    180,400       Dividend income                             $      345
                                                                  Capital gains distributions                     12,390
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  12,735
                                                                                                           --------------
Net assets                                     $    180,400   Expenses:
                                              --------------
                                                                  Administrative expense                             108
                                                                  Mortality and expense risk                       6,015
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   6,123
                                                                                                           --------------

                                                              Net investment income                                6,612

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                    7,784
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (39,195)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (24,799)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    233,200      $    308,115

Net (decrease) increase in net assets resulting from operations                                (24,799)           24,668

Capital shares transactions
   Net premiums                                                                                     37                65
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (6,102)          (45,701)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (6,821)          (32,196)
   Interfund and net transfers to general account                                              (15,115)          (21,751)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (28,001)          (99,583)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (52,800)          (74,915)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    180,400      $    233,200
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      109

Midland National Life Insurance Company
Separate Account C
Profunds VP - Money Market
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     10,377,559 shares (cost $10,377,559)     $  10,377,559       Dividend income                            $     2,286
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   2,286
                                                                                                           --------------
Net assets                                    $  10,377,559   Expenses:
                                              --------------
                                                                  Administrative expense                           3,334
                                                                  Mortality and expense risk                     223,929
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                 227,263
                                                                                                           --------------

                                                              Net investment loss                               (224,977)

                                                              Realized and change in unrealized gains
                                                              on investments
                                                              Net realized gains on investments                        -
                                                              Change in net unrealized appreciation on
                                                                   investments                                         -
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (224,977)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   9,948,249     $  10,693,366

Net decrease in net assets resulting from operations                                          (224,977)         (254,298)

Capital shares transactions
   Net premiums                                                                                 74,544           153,229
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                  (2,986,001)       (1,507,504)
   Transfers of death benefits                                                                (170,556)         (144,649)
   Transfers of other terminations                                                          (1,322,230)       (1,023,592)
   Interfund and net transfers to general account                                            5,058,530         2,031,697
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     654,287          (490,819)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                        429,310          (745,117)
                                                                                         --------------    --------------

Net assets at end of year                                                                $  10,377,559     $   9,948,249
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      110

Midland National Life Insurance Company
Separate Account C
Profunds VP - Oil & Gas
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     35,873 shares (cost $1,563,032)          $   1,130,718       Dividend income                            $    11,395
                                                                  Capital gains distributions                    144,117
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 155,512
                                                                                                           --------------
Net assets                                    $   1,130,718   Expenses:
                                              --------------
                                                                  Administrative expense                             611
                                                                  Mortality and expense risk                      44,787
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  45,398
                                                                                                           --------------

                                                              Net investment income                              110,114

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (309,638)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (225,607)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (425,131)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,600,863     $   1,970,343

Net decrease in net assets resulting from operations                                          (425,131)         (255,562)

Capital shares transactions
   Net premiums                                                                                      -                74
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (7,109)          (97,702)
   Transfers of death benefits                                                                    (190)          (37,350)
   Transfers of other terminations                                                             (73,097)          (71,108)
   Interfund and net transfers to general account                                               35,382            92,168
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (45,014)         (113,918)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (470,145)         (369,480)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,130,718     $   1,600,863
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      111

Midland National Life Insurance Company
Separate Account C
Profunds VP - NASDAQ-100
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     30,035 shares (cost $973,769)             $    977,928       Dividend income                              $       -
                                                                  Capital gains distributions                    211,168
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 211,168
                                                                                                           --------------
Net assets                                     $    977,928   Expenses:
                                              --------------
                                                                  Administrative expense                             632
                                                                  Mortality and expense risk                      41,370
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  42,002
                                                                                                           --------------

                                                              Net investment income                              169,166

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   55,599
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (108,078)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                   $    116,687
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,279,719      $    932,204

Net increase in net assets resulting from operations                                           116,687           253,233

Capital shares transactions
   Net premiums                                                                                  2,386               826
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (418,135)         (198,561)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (50,511)          (31,489)
   Interfund and net transfers to general account                                             (952,218)        1,323,506
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (1,418,478)        1,094,282
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                     (1,301,791)        1,347,515
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    977,928     $   2,279,719
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      112

Midland National Life Insurance Company
Separate Account C
Profunds VP - Pharmaceuticals
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     21,246 shares (cost $829,675)             $    838,578       Dividend income                            $     1,283
                                                                  Capital gains distributions                      6,485
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   7,768
                                                                                                           --------------
Net assets                                     $    838,578   Expenses:
                                              --------------
                                                                  Administrative expense                              42
                                                                  Mortality and expense risk                       9,162
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   9,204
                                                                                                           --------------

                                                              Net investment loss                                 (1,436)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   38,283
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (32,799)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $     4,048
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    762,099      $    236,316

Net increase in net assets resulting from operations                                             4,048            22,040

Capital shares transactions
   Net premiums                                                                                  1,320               985
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (57,235)          (42,441)
   Transfers of death benefits                                                                 (15,512)                -
   Transfers of other terminations                                                             (18,197)           (9,337)
   Interfund and net transfers to general account                                              162,055           554,536
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                 72,431           503,743
                                                                                         --------------    --------------

Total increase in net assets                                                                    76,479           525,783
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    838,578      $    762,099
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      113

Midland National Life Insurance Company
Separate Account C
Profunds VP - Precious Metals
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     34,621 shares (cost $653,836)             $    416,837       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    416,837   Expenses:
                                              --------------
                                                                  Administrative expense                             492
                                                                  Mortality and expense risk                      19,683
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  20,175
                                                                                                           --------------

                                                              Net investment loss                                (20,175)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                (406,772)
                                                              Change in net unrealized appreciation on
                                                                   investments                                   138,250
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (288,697)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    741,708     $   1,078,329

Net decrease in net assets resulting from operations                                          (288,697)         (257,944)

Capital shares transactions
   Net premiums                                                                                  4,489               172
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (17,620)          (42,690)
   Transfers of death benefits                                                                    (444)          (11,952)
   Transfers of other terminations                                                             (33,799)          (35,207)
   Interfund and net transfers to general account                                               11,200            11,000
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (36,174)          (78,677)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (324,871)         (336,621)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    416,837      $    741,708
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      114

Midland National Life Insurance Company
Separate Account C
Profunds VP - Real Estate
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     2,907 shares (cost $182,203)              $    181,980       Dividend income                            $     1,980
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   1,980
                                                                                                           --------------
Net assets                                     $    181,980   Expenses:
                                              --------------
                                                                  Administrative expense                             244
                                                                  Mortality and expense risk                      13,592
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  13,836
                                                                                                           --------------

                                                              Net investment loss                                (11,856)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   63,898
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (64,256)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (12,214)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    977,108      $    156,498

Net (decrease) increase in net assets resulting from operations                                (12,214)           98,285

Capital shares transactions
   Net premiums                                                                                    910                89
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (38,095)          (79,356)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (29,592)          (14,617)
   Interfund and net transfers to general account                                             (716,137)          816,209
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (782,914)          722,325
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (795,128)          820,610
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    181,980      $    977,108
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      115

Midland National Life Insurance Company
Separate Account C
Profunds VP - Rising Rates Opportunity
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     35,426 shares (cost $218,333)             $    197,675       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    197,675   Expenses:
                                              --------------
                                                                  Administrative expense                              36
                                                                  Mortality and expense risk                       4,861
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   4,897
                                                                                                           --------------

                                                              Net investment loss                                 (4,897)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                (151,253)
                                                              Change in net unrealized appreciation on
                                                                   investments                                   101,616
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (54,534)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    471,037      $    476,179

Net decrease in net assets resulting from operations                                           (54,534)         (199,173)

Capital shares transactions
   Net premiums                                                                                  1,379               160
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (253,591)          (59,258)
   Transfers of death benefits                                                                      18            (4,085)
   Transfers of other terminations                                                              (2,382)          (17,100)
   Interfund and net transfers to general account                                               35,748           274,314
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (218,828)          194,031
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (273,362)           (5,142)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    197,675      $    471,037
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      116

Midland National Life Insurance Company
Separate Account C
Profunds VP - Semiconductor
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     381 shares (cost $12,149)                  $    11,653       Dividend income                             $      243
                                                                  Capital gains distributions                      1,020
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   1,263
                                                                                                           --------------
Net assets                                      $    11,653   Expenses:
                                              --------------
                                                                  Administrative expense                               5
                                                                  Mortality and expense risk                         832
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                     837
                                                                                                           --------------

                                                              Net investment income                                  426

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (3,044)
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (4,709)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (7,327)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    48,679       $     1,650

Net (decrease) increase in net assets resulting from operations                                 (7,327)            3,400

Capital shares transactions
   Net premiums                                                                                     16                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -              (984)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (1,495)             (632)
   Interfund and net transfers to general account                                              (28,220)           45,245
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (29,699)           43,629
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                        (37,026)           47,029
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    11,653       $    48,679
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      117

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Dow 30
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     971 shares (cost $17,794)                  $    16,312       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $    16,312   Expenses:
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                         530
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                     530
                                                                                                           --------------

                                                              Net investment loss                                   (530)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                  (7,395)
                                                              Change in net unrealized appreciation on
                                                                   investments                                     7,565
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                     $     (360)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    54,239       $    20,055

Net decrease in net assets resulting from operations                                              (360)           (6,131)

Capital shares transactions
   Net premiums                                                                                  1,300                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -            (5,064)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -            (1,309)
   Interfund and net transfers to general account                                              (38,867)           46,688
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (37,567)           40,315
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                        (37,927)           34,184
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    16,312       $    54,239
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      118

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Emerging Markets
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     2,479 shares (cost $33,981)                $    34,812       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $    34,812   Expenses:
                                              --------------
                                                                  Administrative expense                              14
                                                                  Mortality and expense risk                         445
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                     459
                                                                                                           --------------

                                                              Net investment loss                                   (459)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                  (3,257)
                                                              Change in net unrealized appreciation on
                                                                   investments                                       594
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (3,122)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    29,394       $    59,450

Net (decrease) increase in net assets resulting from operations                                 (3,122)              507

Capital shares transactions
   Net premiums                                                                                     40                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (312)             (533)
   Interfund and net transfers to general account                                                8,812           (30,030)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                       8,540           (30,563)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                          5,418           (30,056)
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    34,812       $    29,394
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      119

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short International
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     3,236 shares (cost $54,364)                $    41,164       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $    41,164   Expenses:
                                              --------------
                                                                  Administrative expense                              10
                                                                  Mortality and expense risk                       1,037
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   1,047
                                                                                                           --------------

                                                              Net investment loss                                 (1,047)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                  (5,540)
                                                              Change in net unrealized appreciation on
                                                                   investments                                     3,301
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (3,286)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    44,355       $    41,478

Net decrease in net assets resulting from operations                                            (3,286)             (109)

Capital shares transactions
   Net premiums                                                                                      -             5,491
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -            (2,434)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (482)              (71)
   Interfund and net transfers to general account                                                  577                 -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                     95             2,986
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                         (3,191)            2,877
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    41,164       $    44,355
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      120

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Mid-Cap
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     2,653 shares (cost $18,765)                $    18,356       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $    18,356   Expenses:
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                         242
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                     242
                                                                                                           --------------

                                                              Net investment loss                                   (242)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                  (1,410)
                                                              Change in net unrealized appreciation on
                                                                   investments                                       544
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (1,108)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $     6,192       $     2,899

Net (decrease) increase in net assets resulting from operations                                 (1,108)            1,006

Capital shares transactions
   Net premiums                                                                                      2             4,199
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               13,270            (1,912)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                 13,272             2,287
                                                                                         --------------    --------------

Total increase in net assets                                                                    12,164             3,293
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    18,356       $     6,192
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      121

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short NASDAQ-100
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     181 shares (cost $3,138)                   $     3,080       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $     3,080   Expenses:
                                              --------------
                                                                  Administrative expense                             126
                                                                  Mortality and expense risk                       7,344
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   7,470
                                                                                                           --------------

                                                              Net investment loss                                 (7,470)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (186,319)
                                                              Change in net unrealized depreciation on
                                                                   investments                                      (235)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (194,024)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    33,086      $    153,793

Net decrease in net assets resulting from operations                                          (194,024)           (5,344)

Capital shares transactions
   Net premiums                                                                                      3             2,200
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (14,473)          (13,022)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (10,682)           (4,051)
   Interfund and net transfers to general account                                              189,170          (100,490)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     164,018          (115,363)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (30,006)         (120,707)
                                                                                         --------------    --------------

Net assets at end of year                                                                  $     3,080       $    33,086
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      122

Midland National Life Insurance Company
Separate Account C
Profunds VP - Short Small-Cap
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     10,319 shares (cost $207,297)             $    199,257       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    199,257   Expenses:
                                              --------------
                                                                  Administrative expense                             112
                                                                  Mortality and expense risk                       1,816
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   1,928
                                                                                                           --------------

                                                              Net investment loss                                 (1,928)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                  (7,008)
                                                              Change in net unrealized appreciation on
                                                                   investments                                     5,577
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (3,359)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    85,910       $    76,436

Net decrease in net assets resulting from operations                                            (3,359)          (21,009)

Capital shares transactions
   Net premiums                                                                                    650                10
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -            (2,838)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (1,058)           (3,750)
   Interfund and net transfers to general account                                              117,114            37,061
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                116,706            30,483
                                                                                         --------------    --------------

Total increase in net assets                                                                   113,347             9,474
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    199,257       $    85,910
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      123

Midland National Life Insurance Company
Separate Account C
Profunds VP - Small-Cap
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     37,666 shares (cost $1,155,233)          $   1,114,147       Dividend income                              $       -
                                                                  Capital gains distributions                     20,937
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  20,937
                                                                                                           --------------
Net assets                                    $   1,114,147   Expenses:
                                              --------------
                                                                  Administrative expense                             243
                                                                  Mortality and expense risk                      23,764
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  24,007
                                                                                                           --------------

                                                              Net investment loss                                 (3,070)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (100,420)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (31,447)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (134,937)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    478,404     $   1,421,395

Net decrease in net assets resulting from operations                                          (134,937)          (48,380)

Capital shares transactions
   Net premiums                                                                                  1,043                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (100,680)         (170,762)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (56,848)          (37,959)
   Interfund and net transfers to general account                                              927,165          (685,890)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     770,680          (894,611)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                        635,743          (942,991)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,114,147      $    478,404
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      124

Midland National Life Insurance Company
Separate Account C
Profunds VP - Small-Cap Growth
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     21,715 shares (cost $749,110)             $    724,202       Dividend income                              $       -
                                                                  Capital gains distributions                    194,227
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 194,227
                                                                                                           --------------
Net assets                                     $    724,202   Expenses:
                                              --------------
                                                                  Administrative expense                             211
                                                                  Mortality and expense risk                      18,107
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  18,318
                                                                                                           --------------

                                                              Net investment income                              175,909

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                (253,218)
                                                              Change in net unrealized appreciation on
                                                                   investments                                    14,464
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (62,845)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    606,727      $    584,168

Net decrease in net assets resulting from operations                                           (62,845)          (33,551)

Capital shares transactions
   Net premiums                                                                                    155                34
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (126,814)          (32,821)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (30,596)          (34,563)
   Interfund and net transfers to general account                                              337,575           123,460
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                180,320            56,110
                                                                                         --------------    --------------

Total increase in net assets                                                                   117,475            22,559
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    724,202      $    606,727
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      125

Midland National Life Insurance Company
Separate Account C
Profunds VP - Small-Cap Value
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,345 shares (cost $50,201)                $    48,292       Dividend income                              $       -
                                                                  Capital gains distributions                      4,978
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   4,978
                                                                                                           --------------
Net assets                                      $    48,292   Expenses:
                                              --------------
                                                                  Administrative expense                              46
                                                                  Mortality and expense risk                       1,251
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   1,297
                                                                                                           --------------

                                                              Net investment income                                3,681

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (1,471)
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (8,045)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (5,835)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    54,429      $    301,669

Net (decrease) increase in net assets resulting from operations                                 (5,835)              508

Capital shares transactions
   Net premiums                                                                                      -                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                        (820)           (1,373)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (724)           (3,113)
   Interfund and net transfers to general account                                                1,242          (243,262)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                   (302)         (247,748)
                                                                                         --------------    --------------

Total decrease in net assets                                                                    (6,137)         (247,240)
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    48,292       $    54,429
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      126

Midland National Life Insurance Company
Separate Account C
Profunds VP - Technology
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     32,680 shares (cost $913,343)             $    905,559       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    905,559   Expenses:
                                              --------------
                                                                  Administrative expense                              69
                                                                  Mortality and expense risk                       8,028
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   8,097
                                                                                                           --------------

                                                              Net investment loss                                 (8,097)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   25,952
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (39,260)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (21,405)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    331,461      $    104,030

Net (decrease) increase in net assets resulting from operations                                (21,405)           23,262

Capital shares transactions
   Net premiums                                                                                    821               402
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (20,820)          (43,047)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (17,286)          (10,891)
   Interfund and net transfers to general account                                              632,788           257,705
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                595,503           204,169
                                                                                         --------------    --------------

Total increase in net assets                                                                   574,098           227,431
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    905,559      $    331,461
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      127

Midland National Life Insurance Company
Separate Account C
Profunds VP - Telecommunications
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     69,372 shares (cost $601,121)             $    590,356       Dividend income                            $    14,009
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  14,009
                                                                                                           --------------
Net assets                                     $    590,356   Expenses:
                                              --------------
                                                                  Administrative expense                              27
                                                                  Mortality and expense risk                       6,412
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   6,439
                                                                                                           --------------

                                                              Net investment income                                7,570

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (40,260)
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (8,262)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (40,952)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    54,392       $    16,940

Net decrease in net assets resulting from operations                                           (40,952)             (765)

Capital shares transactions
   Net premiums                                                                                     40                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (2,471)           (2,017)
   Transfers of death benefits                                                                 (10,119)                -
   Transfers of other terminations                                                             (19,270)             (746)
   Interfund and net transfers to general account                                              608,736            40,980
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                576,916            38,217
                                                                                         --------------    --------------

Total increase in net assets                                                                   535,964            37,452
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    590,356       $    54,392
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      128

Midland National Life Insurance Company
Separate Account C
Profunds VP - U.S. Government Plus
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     13,505 shares (cost $315,728)             $    307,245       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    307,245   Expenses:
                                              --------------
                                                                  Administrative expense                             365
                                                                  Mortality and expense risk                      15,458
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  15,823
                                                                                                           --------------

                                                              Net investment loss                                (15,823)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (184,139)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (37,489)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (237,451)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    509,949      $    127,594

Net (decrease) increase in net assets resulting from operations                               (237,451)           56,523

Capital shares transactions
   Net premiums                                                                                     45                 2
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (138,611)          (20,125)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (18,885)          (14,564)
   Interfund and net transfers to general account                                              192,198           360,519
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                 34,747           325,832
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (202,704)          382,355
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    307,245      $    509,949
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      129

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraBull
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     24,986 shares (cost $398,668)             $    348,805       Dividend income                              $       -
                                                                  Capital gains distributions                     54,799
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  54,799
                                                                                                           --------------
Net assets                                     $    348,805   Expenses:
                                              --------------
                                                                  Administrative expense                             240
                                                                  Mortality and expense risk                      14,517
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  14,757
                                                                                                           --------------

                                                              Net investment income                               40,042

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (107,682)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (45,869)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (113,509)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,682,728     $   4,405,510

Net (decrease) increase in net assets resulting from operations                               (113,509)          119,533

Capital shares transactions
   Net premiums                                                                                      -                 1
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (70,601)          (13,291)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (17,726)          (32,300)
   Interfund and net transfers to general account                                           (1,132,087)       (2,796,725)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                             (1,220,414)       (2,842,315)
                                                                                         --------------    --------------

Total decrease in net assets                                                                (1,333,923)       (2,722,782)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    348,805     $   1,682,728
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      130

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraMid-Cap
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     11,958 shares (cost $595,600)             $    594,932       Dividend income                              $       -
                                                                  Capital gains distributions                    100,038
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 100,038
                                                                                                           --------------
Net assets                                     $    594,932   Expenses:
                                              --------------
                                                                  Administrative expense                             215
                                                                  Mortality and expense risk                      25,621
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  25,836
                                                                                                           --------------

                                                              Net investment income                               74,202

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (46,842)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (63,265)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (35,905)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    725,795      $    797,720

Net (decrease) increase in net assets resulting from operations                                (35,905)          104,525

Capital shares transactions
   Net premiums                                                                                      -                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (54,484)         (114,797)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (22,013)          (53,550)
   Interfund and net transfers to general account                                              (18,461)           (8,103)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (94,958)         (176,450)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (130,863)          (71,925)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    594,932      $    725,795
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      131

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraNASDAQ-100
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     3,934 shares (cost $254,139)              $    274,158       Dividend income                              $       -
                                                                  Capital gains distributions                     44,717
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  44,717
                                                                                                           --------------
Net assets                                     $    274,158   Expenses:
                                              --------------
                                                                  Administrative expense                             111
                                                                  Mortality and expense risk                      10,407
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  10,518
                                                                                                           --------------

                                                              Net investment income                               34,199

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   38,423
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (41,461)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    31,161
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    875,772      $    218,848

Net increase (decrease) in net assets resulting from operations                                 31,161            (5,170)

Capital shares transactions
   Net premiums                                                                                     35                 1
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (51,965)          (30,873)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (13,909)          (16,626)
   Interfund and net transfers to general account                                             (566,936)          709,592
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (632,775)          662,094
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (601,614)          656,924
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    274,158      $    875,772
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      132

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraShort Dow 30
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,462 shares (cost $27,993)                $    22,281       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $    22,281   Expenses:
                                              --------------
                                                                  Administrative expense                             292
                                                                  Mortality and expense risk                       1,173
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   1,465
                                                                                                           --------------

                                                              Net investment loss                                 (1,465)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                 (11,630)
                                                              Change in net unrealized appreciation on
                                                                   investments                                     3,430
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (9,665)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    43,812      $    182,921

Net decrease in net assets resulting from operations                                            (9,665)          (15,269)

Capital shares transactions
   Net premiums                                                                                      -                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -              (517)
   Transfers of death benefits                                                                  (5,202)                -
   Transfers of other terminations                                                                (358)          (17,158)
   Interfund and net transfers to general account                                               (6,306)         (106,165)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (11,866)         (123,840)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (21,531)         (139,109)
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    22,281       $    43,812
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      133

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraShort NASDAQ-100
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,113 shares (cost $27,525)                $    13,882       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                      $    13,882   Expenses:
                                              --------------
                                                                  Administrative expense                             112
                                                                  Mortality and expense risk                         835
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                     947
                                                                                                           --------------

                                                              Net investment loss                                   (947)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                 (14,425)
                                                              Change in net unrealized appreciation on
                                                                   investments                                         6
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (15,366)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    47,661      $    117,260

Net decrease in net assets resulting from operations                                           (15,366)          (37,913)

Capital shares transactions
   Net premiums                                                                                    300             4,411
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -              (435)
   Transfers of death benefits                                                                       -            (1,163)
   Transfers of other terminations                                                                (244)          (12,746)
   Interfund and net transfers to general account                                              (18,469)          (21,753)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (18,413)          (31,686)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (33,779)          (69,599)
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    13,882       $    47,661
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      134

Midland National Life Insurance Company
Separate Account C
Profunds VP - UltraSmall-Cap
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     2,205 shares (cost $43,094)                $    39,829       Dividend income                              $       -
                                                                  Capital gains distributions                      5,141
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   5,141
                                                                                                           --------------
Net assets                                      $    39,829   Expenses:
                                              --------------
                                                                  Administrative expense                              37
                                                                  Mortality and expense risk                       4,139
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   4,176
                                                                                                           --------------

                                                              Net investment income                                  965

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   49,808
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (20,895)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    29,878
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    171,462      $    158,026

Net increase in net assets resulting from operations                                            29,878            92,853

Capital shares transactions
   Net premiums                                                                                      -                 3
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (8,447)          (60,213)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (15,896)          (16,574)
   Interfund and net transfers to general account                                             (137,168)           (2,633)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (161,511)          (79,417)
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (131,633)           13,436
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    39,829      $    171,462
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      135

Midland National Life Insurance Company
Separate Account C
Profunds VP - Utilities
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     3,176 shares (cost $125,817)              $    125,847       Dividend income                            $    11,382
                                                                  Capital gains distributions                      2,596
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  13,978
                                                                                                           --------------
Net assets                                     $    125,847   Expenses:
                                              --------------
                                                                  Administrative expense                             108
                                                                  Mortality and expense risk                       9,065
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   9,173
                                                                                                           --------------

                                                              Net investment income                                4,805

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (67,348)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (56,000)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (118,543)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    657,452      $    133,747

Net (decrease) increase in net assets resulting from operations                               (118,543)           59,388

Capital shares transactions
   Net premiums                                                                                  1,212             1,349
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (52,185)          (65,711)
   Transfers of death benefits                                                                 (11,661)                -
   Transfers of other terminations                                                             (13,706)           (8,754)
   Interfund and net transfers to general account                                             (336,722)          537,433
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (413,062)          464,317
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (531,605)          523,705
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    125,847      $    657,452
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      136

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust - Global Hard Assets Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     414,726 shares (cost $11,395,977)        $   6,954,590       Dividend income                            $     2,712
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   2,712
                                                                                                           --------------
Net assets                                    $   6,954,590   Expenses:
                                              --------------
                                                                  Administrative expense                           3,891
                                                                  Mortality and expense risk                     148,580
                                                                  Contract maintenance charge                        475
                                                                                                           --------------

                                                                                                                 152,946
                                                                                                           --------------

                                                              Net investment loss                               (150,234)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments              (1,167,850)
                                                              Change in net unrealized depreciation on
                                                                   investments                                (2,169,484)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                  $  (3,487,568)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   9,780,718     $  14,420,775

Net decrease in net assets resulting from operations                                        (3,487,568)       (2,571,150)

Capital shares transactions
   Net premiums                                                                                299,106           410,024
   Transfers of policy loans                                                                     6,333              (906)
   Transfers of surrenders                                                                    (837,088)       (1,975,071)
   Transfers of death benefits                                                                 (47,142)         (112,624)
   Transfers of other terminations                                                            (442,346)         (391,931)
   Interfund and net transfers to general account                                            1,682,577             1,601
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     661,440        (2,068,907)
                                                                                         --------------    --------------

Total decrease in net assets                                                                (2,826,128)       (4,640,057)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   6,954,590     $   9,780,718
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      137

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust - Emerging Markets Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     180,110 shares (cost $2,286,198)         $   1,891,155       Dividend income                            $    12,405
                                                                  Capital gains distributions                    122,411
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 134,816
                                                                                                           --------------
Net assets                                    $   1,891,155   Expenses:
                                              --------------
                                                                  Administrative expense                             918
                                                                  Mortality and expense risk                      33,397
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  34,315
                                                                                                           --------------

                                                              Net investment income                              100,501

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (221,328)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (278,534)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (399,361)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,384,347     $   3,061,222

Net decrease in net assets resulting from operations                                          (399,361)          (17,993)

Capital shares transactions
   Net premiums                                                                                 69,585            78,638
   Transfers of policy loans                                                                      (301)             (288)
   Transfers of surrenders                                                                    (189,519)         (407,418)
   Transfers of death benefits                                                                  (8,097)          (12,024)
   Transfers of other terminations                                                             (83,552)         (134,826)
   Interfund and net transfers to general account                                              118,053          (182,964)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (93,831)         (658,882)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (493,192)         (676,875)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,891,155     $   2,384,347
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      138

Midland National Life Insurance Company
Separate Account C
Van Eck Worldwide Insurance Trust - Unconstrained Emerging Markets Bond Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     136,626 shares (cost $1,144,454)         $   1,042,454       Dividend income                            $    69,417
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  69,417
                                                                                                           --------------
Net assets                                    $   1,042,454   Expenses:
                                              --------------
                                                                  Administrative expense                             418
                                                                  Mortality and expense risk                      17,506
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  17,924
                                                                                                           --------------

                                                              Net investment income                               51,493

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (210,784)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (51,573)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (210,864)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,170,311     $   1,221,511

Net (decrease) increase in net assets resulting from operations                               (210,864)          149,937

Capital shares transactions
   Net premiums                                                                                 27,243            77,810
   Transfers of policy loans                                                                       472               622
   Transfers of surrenders                                                                    (146,637)          (70,932)
   Transfers of death benefits                                                                 (15,476)          (11,409)
   Transfers of other terminations                                                             (29,825)          (92,442)
   Interfund and net transfers to general account                                              247,230          (104,786)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                      83,007          (201,137)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (127,857)          (51,200)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,042,454     $   1,170,311
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      139

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Global Technology Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     66,228 shares (cost $532,757)             $    513,270       Dividend income                              $       -
                                                                  Capital gains distributions                     29,485
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  29,485
                                                                                                           --------------
Net assets                                     $    513,270     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       3,318
                                                                  Contract maintenance charge                         26
                                                                                                           --------------

                                                                                                                   3,344
                                                                                                           --------------

                                                              Net investment income                               26,141

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (3,127)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (23,026)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                     $      (12)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    95,791       $    52,223

Net (decrease) increase in net assets resulting from operations                                    (12)            3,998

Capital shares transactions
   Net premiums                                                                                368,885            70,277
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (1,453)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (22,466)             (347)
   Interfund and net transfers to general account                                               72,525           (30,360)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                417,491            39,570
                                                                                         --------------    --------------

Total increase in net assets                                                                   417,479            43,568
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    513,270       $    95,791
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      140

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Overseas Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     15,128 shares (cost $494,010)             $    421,164       Dividend income                            $     2,253
                                                                  Capital gains distributions                     12,992
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  15,245
                                                                                                           --------------
Net assets                                     $    421,164     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       4,543
                                                                  Contract maintenance charge                         39
                                                                                                           --------------

                                                                                                                   4,582
                                                                                                           --------------

                                                              Net investment income                               10,663

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (39,126)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (41,692)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (70,155)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    145,603       $    63,189

Net decrease in net assets resulting from operations                                           (70,155)          (19,032)

Capital shares transactions
   Net premiums                                                                                395,057            99,763
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (2,900)           (3,163)
   Transfers of death benefits                                                                 (11,321)           (3,316)
   Transfers of other terminations                                                              (4,429)           (1,111)
   Interfund and net transfers to general account                                              (30,691)            9,273
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                345,716           101,446
                                                                                         --------------    --------------

Total increase in net assets                                                                   275,561            82,414
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    421,164      $    145,603
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      141

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Janus Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     13,403 shares (cost $443,875)             $    405,293       Dividend income                            $     1,793
                                                                  Capital gains distributions                     71,934
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  73,727
                                                                                                           --------------
Net assets                                     $    405,293     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       4,857
                                                                  Contract maintenance charge                         26
                                                                                                           --------------

                                                                                                                   4,883
                                                                                                           --------------

                                                              Net investment income                               68,844

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (12,708)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (46,556)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $     9,580
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    261,946       $    26,475

Net increase in net assets resulting from operations                                             9,580            10,338

Capital shares transactions
   Net premiums                                                                                260,024            76,268
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (2,142)                -
   Transfers of death benefits                                                                  (7,720)                -
   Transfers of other terminations                                                             (17,350)           (4,878)
   Interfund and net transfers to general account                                              (99,045)          153,743
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                133,767           225,133
                                                                                         --------------    --------------

Total increase in net assets                                                                   143,347           235,471
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    405,293      $    261,946
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      142

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Enterprise Services Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     40,318 shares (cost $2,355,995)          $   2,204,176       Dividend income                            $    10,585
                                                                  Capital gains distributions                    216,667
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 227,252
                                                                                                           --------------
Net assets                                    $   2,204,176     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      21,286
                                                                  Contract maintenance charge                         97
                                                                                                           --------------

                                                                                                                  21,383
                                                                                                           --------------

                                                              Net investment income                              205,869

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (24,860)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (179,651)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $     1,358
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    895,713       $    89,904

Net increase in net assets resulting from operations                                             1,358            52,191

Capital shares transactions
   Net premiums                                                                              1,607,292           405,164
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (43,203)          (37,269)
   Transfers of death benefits                                                                 (41,705)          (17,782)
   Transfers of other terminations                                                             (35,571)          (14,924)
   Interfund and net transfers to general account                                             (179,708)          418,429
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,307,105           753,618
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,308,463           805,809
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,204,176      $    895,713
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      143

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Global Research Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     17,270 shares (cost $715,193)             $    682,697       Dividend income                            $     3,193
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   3,193
                                                                                                           --------------
Net assets                                     $    682,697     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       6,878
                                                                  Contract maintenance charge                         48
                                                                                                           --------------

                                                                                                                   6,926
                                                                                                           --------------

                                                              Net investment loss                                 (3,733)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   19,792
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (54,856)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (38,797)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    335,776       $    99,475

Net (decrease) increase in net assets resulting from operations                                (38,797)           12,788

Capital shares transactions
   Net premiums                                                                                356,293           198,338
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (34,617)           (2,710)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (1,886)             (375)
   Interfund and net transfers to general account                                               65,928            28,260
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                385,718           223,513
                                                                                         --------------    --------------

Total increase in net assets                                                                   346,921           236,301
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    682,697      $    335,776
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      144

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Perkins Mid Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     138,561 shares (cost $2,426,792)         $   2,194,809       Dividend income                            $    21,362
                                                                  Capital gains distributions                    196,367
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 217,729
                                                                                                           --------------
Net assets                                    $   2,194,809     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      26,689
                                                                  Contract maintenance charge                        275
                                                                                                           --------------

                                                                                                                  26,964
                                                                                                           --------------

                                                              Net investment income                              190,765

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (3,965)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (292,550)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (105,750)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,808,251     $   1,761,754

Net (decrease) increase in net assets resulting from operations                               (105,750)          115,640

Capital shares transactions
   Net premiums                                                                                755,512           332,649
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (93,119)         (133,863)
   Transfers of death benefits                                                                 (69,185)          (25,182)
   Transfers of other terminations                                                            (115,663)         (118,342)
   Interfund and net transfers to general account                                               14,763          (124,405)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     492,308           (69,143)
                                                                                         --------------    --------------

Total increase in net assets                                                                   386,558            46,497
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,194,809     $   1,808,251
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      145

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     262,692 shares (cost $8,519,657)         $   8,303,706       Dividend income                           $    100,904
                                                                  Capital gains distributions                    221,177
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 322,081
                                                                                                           --------------
Net assets                                    $   8,303,706     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      94,182
                                                                  Contract maintenance charge                      1,603
                                                                                                           --------------

                                                                                                                  95,785
                                                                                                           --------------

                                                              Net investment income                              226,296

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   81,279
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (396,748)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (89,173)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   5,368,804     $   1,485,331

Net (decrease) increase in net assets resulting from operations                                (89,173)          217,097

Capital shares transactions
   Net premiums                                                                              3,441,872         3,270,591
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (286,616)         (211,976)
   Transfers of death benefits                                                                 (42,573)                -
   Transfers of other terminations                                                            (513,107)          (80,796)
   Interfund and net transfers to general account                                              424,499           688,557
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              3,024,075         3,666,376
                                                                                         --------------    --------------

Total increase in net assets                                                                 2,934,902         3,883,473
                                                                                         --------------    --------------

Net assets at end of year                                                                $   8,303,706     $   5,368,804
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      146

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Flexible Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     259,294 shares (cost $3,378,097)         $   3,282,663       Dividend income                            $    64,258
                                                                  Capital gains distributions                     13,971
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  78,229
                                                                                                           --------------
Net assets                                    $   3,282,663     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      37,510
                                                                  Contract maintenance charge                        348
                                                                                                           --------------

                                                                                                                  37,858
                                                                                                           --------------

                                                              Net investment income                               40,371

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (10,252)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (91,582)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (61,463)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,715,306      $    570,522

Net (decrease) increase in net assets resulting from operations                                (61,463)           21,602

Capital shares transactions
   Net premiums                                                                              2,184,408           561,259
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (242,171)          (10,059)
   Transfers of death benefits                                                                 (36,037)                -
   Transfers of other terminations                                                            (146,627)         (147,223)
   Interfund and net transfers to general account                                             (130,753)          719,205
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,628,820         1,123,182
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,567,357         1,144,784
                                                                                         --------------    --------------

Net assets at end of year                                                                $   3,282,663     $   1,715,306
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      147

Midland National Life Insurance Company
Separate Account C
Janus Aspen Series - Global Unconstrained Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     41,674 shares (cost $396,349)             $    399,651       Dividend income                             $       49
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                      49
                                                                                                           --------------
Net assets                                     $    399,651     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                         330
                                                                  Contract maintenance charge                          1
                                                                                                           --------------

                                                                                                                     331
                                                                                                           --------------

                                                              Net investment loss                                   (282)

                                                              Realized and change in unrealized gains
                                                              on investments
                                                              Net realized gains on investments                        2
                                                              Change in net unrealized appreciation on
                                                                   investments                                     3,302
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $     3,022
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                              $       -         $       -

Net increase in net assets resulting from operations                                             3,022                 -

Capital shares transactions
   Net premiums                                                                                 14,025                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                              382,604                 -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                396,629                 -
                                                                                         --------------    --------------

Total increase in net assets                                                                   399,651                 -
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    399,651         $       -
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      148

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Total Return Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     4,986,235 shares (cost $55,933,311)      $  52,754,367       Dividend income                          $   2,728,877
                                                                  Capital gains distributions                    572,844
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                               3,301,721
                                                                                                           --------------
Net assets                                    $  52,754,367   Expenses:
                                              --------------
                                                                  Administrative expense                           9,396
                                                                  Mortality and expense risk                     802,365
                                                                  Contract maintenance charge                      5,106
                                                                                                           --------------

                                                                                                                 816,867
                                                                                                           --------------

                                                              Net investment income                            2,484,854

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (179,862)
                                                              Change in net unrealized depreciation on
                                                                   investments                                (2,879,426)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (574,434)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  60,003,397     $  46,265,894

Net (decrease) increase in net assets resulting from operations                               (574,434)        1,301,748

Capital shares transactions
   Net premiums                                                                              4,235,388        18,691,322
   Transfers of policy loans                                                                    21,363             2,327
   Transfers of surrenders                                                                  (5,389,838)       (5,085,536)
   Transfers of death benefits                                                              (1,216,020)       (1,168,392)
   Transfers of other terminations                                                          (2,622,141)       (2,947,486)
   Interfund and net transfers to general account                                           (1,703,348)        2,943,520
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (6,674,596)       12,435,755
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                     (7,249,030)       13,737,503
                                                                                         --------------    --------------

Net assets at end of year                                                                $  52,754,367     $  60,003,397
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      159

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Low Duration Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,477,010 shares (cost $15,576,885)      $  15,139,350       Dividend income                           $    432,817
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 432,817
                                                                                                           --------------
Net assets                                    $  15,139,350   Expenses:
                                              --------------
                                                                  Administrative expense                             443
                                                                  Mortality and expense risk                     160,508
                                                                  Contract maintenance charge                        709
                                                                                                           --------------

                                                                                                                 161,660
                                                                                                           --------------

                                                              Net investment income                              271,157

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (35,288)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (384,080)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (148,211)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   8,882,637     $  13,108,651

Net decrease in net assets resulting from operations                                          (148,211)         (120,311)

Capital shares transactions
   Net premiums                                                                             10,855,748         6,263,947
   Transfers of policy loans                                                                       (37)              (39)
   Transfers of surrenders                                                                    (896,440)       (2,518,923)
   Transfers of death benefits                                                                (202,830)         (111,255)
   Transfers of other terminations                                                            (417,802)         (613,474)
   Interfund and net transfers to general account                                           (2,933,715)       (7,125,959)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                   6,404,924        (4,105,703)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                      6,256,713        (4,226,014)
                                                                                         --------------    --------------

Net assets at end of year                                                                $  15,139,350     $   8,882,637
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      150

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - High Yield Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,008,431 shares (cost $7,858,398)       $   7,321,209       Dividend income                           $    563,191
                                                                  Capital gains distributions                    119,309
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 682,500
                                                                                                           --------------
Net assets                                    $   7,321,209   Expenses:
                                              --------------
                                                                  Administrative expense                           3,234
                                                                  Mortality and expense risk                     171,552
                                                                  Contract maintenance charge                        512
                                                                                                           --------------

                                                                                                                 175,298
                                                                                                           --------------

                                                              Net investment income                              507,202

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (577,721)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (303,247)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (373,766)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  10,655,617     $  15,287,645

Net (decrease) increase in net assets resulting from operations                               (373,766)          158,662

Capital shares transactions
   Net premiums                                                                              1,028,978           998,709
   Transfers of policy loans                                                                     3,760             1,042
   Transfers of surrenders                                                                  (2,195,089)       (1,661,254)
   Transfers of death benefits                                                                 (93,519)         (161,087)
   Transfers of other terminations                                                            (515,654)       (1,002,051)
   Interfund and net transfers to general account                                           (1,189,118)       (2,966,049)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                             (2,960,642)       (4,790,690)
                                                                                         --------------    --------------

Total decrease in net assets                                                                (3,334,408)       (4,632,028)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   7,321,209     $  10,655,617
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      151

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Real Return Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,661,669 shares (cost $21,504,603)      $  19,823,710       Dividend income                           $    828,701
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 828,701
                                                                                                           --------------
Net assets                                    $  19,823,710   Expenses:
                                              --------------
                                                                  Administrative expense                           1,043
                                                                  Mortality and expense risk                     231,555
                                                                  Contract maintenance charge                      2,151
                                                                                                           --------------

                                                                                                                 234,749
                                                                                                           --------------

                                                              Net investment income                              593,952

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (262,162)
                                                              Change in net unrealized depreciation on
                                                                   investments                                (1,141,849)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (810,059)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  13,711,387     $   8,873,537

Net (decrease) increase in net assets resulting from operations                               (810,059)           34,976

Capital shares transactions
   Net premiums                                                                              8,870,335         6,642,256
   Transfers of policy loans                                                                       (35)              721
   Transfers of surrenders                                                                  (1,162,672)         (787,093)
   Transfers of death benefits                                                                (393,759)         (596,173)
   Transfers of other terminations                                                            (642,574)         (575,773)
   Interfund and net transfers to general account                                              251,087           118,936
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              6,922,382         4,802,874
                                                                                         --------------    --------------

Total increase in net assets                                                                 6,112,323         4,837,850
                                                                                         --------------    --------------

Net assets at end of year                                                                $  19,823,710     $  13,711,387
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      152

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - All Asset Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     466,072 shares (cost $4,985,350)         $   4,283,204       Dividend income                           $    144,613
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 144,613
                                                                                                           --------------
Net assets                                    $   4,283,204   Expenses:
                                              --------------
                                                                  Administrative expense                             263
                                                                  Mortality and expense risk                      60,872
                                                                  Contract maintenance charge                        270
                                                                                                           --------------

                                                                                                                  61,405
                                                                                                           --------------

                                                              Net investment income                               83,208

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (163,513)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (411,118)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (491,423)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   3,802,685     $   2,471,218

Net decrease in net assets resulting from operations                                          (491,423)         (103,541)

Capital shares transactions
   Net premiums                                                                              1,744,448         1,423,717
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (195,470)         (121,483)
   Transfers of death benefits                                                                  (7,856)          (48,552)
   Transfers of other terminations                                                             (87,427)         (114,380)
   Interfund and net transfers to general account                                             (481,753)          295,706
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                971,942         1,435,008
                                                                                         --------------    --------------

Total increase in net assets                                                                   480,519         1,331,467
                                                                                         --------------    --------------

Net assets at end of year                                                                $   4,283,204     $   3,802,685
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      153

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Global Multi-Asset Managed Allocation Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     29,253 shares (cost $342,323)             $    332,894       Dividend income                            $     5,774
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   5,774
                                                                                                           --------------
Net assets                                     $    332,894     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       3,819
                                                                  Contract maintenance charge                         38
                                                                                                           --------------

                                                                                                                   3,857
                                                                                                           --------------

                                                              Net investment income                                1,917

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                  (5,505)
                                                              Change in net unrealized appreciation on
                                                                   investments                                     1,166
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (2,422)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    292,661      $    265,184

Net (decrease) increase in net assets resulting from operations                                 (2,422)            8,729

Capital shares transactions
   Net premiums                                                                                 62,703            12,584
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -            (7,954)
   Transfers of other terminations                                                              (7,170)           (7,666)
   Interfund and net transfers to general account                                              (12,878)           21,784
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                 42,655            18,748
                                                                                         --------------    --------------

Total increase in net assets                                                                    40,233            27,477
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    332,894      $    292,661
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      154

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Short-Term Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     4,769,035 shares (cost $49,160,112)      $  48,977,991       Dividend income                           $    376,175
                                                                  Capital gains distributions                     26,215
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 402,390
                                                                                                           --------------
Net assets                                    $  48,977,991     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                     541,820
                                                                  Contract maintenance charge                      4,863
                                                                                                           --------------

                                                                                                                 546,683
                                                                                                           --------------

                                                              Net investment loss                               (144,293)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   19,101
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (107,554)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (232,746)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  28,719,578     $  12,508,239

Net decrease in net assets resulting from operations                                          (232,746)         (198,976)

Capital shares transactions
   Net premiums                                                                             27,709,585        20,278,123
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                  (1,697,902)       (1,397,731)
   Transfers of death benefits                                                              (1,542,322)         (479,160)
   Transfers of other terminations                                                          (2,000,449)       (1,242,522)
   Interfund and net transfers to general account                                           (1,977,753)         (748,395)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                             20,491,159        16,410,315
                                                                                         --------------    --------------

Total increase in net assets                                                                20,258,413        16,211,339
                                                                                         --------------    --------------

Net assets at end of year                                                                $  48,977,991     $  28,719,578
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      155

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     71,726 shares (cost $939,394)             $    839,198       Dividend income                            $    40,507
                                                                  Capital gains distributions                      4,477
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  44,984
                                                                                                           --------------
Net assets                                     $    839,198     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      10,169
                                                                  Contract maintenance charge                         68
                                                                                                           --------------

                                                                                                                  10,237
                                                                                                           --------------

                                                              Net investment income                               34,747

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (14,300)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (55,248)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (34,801)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    593,217      $    329,343

Net decrease in net assets resulting from operations                                           (34,801)          (10,796)

Capital shares transactions
   Net premiums                                                                                390,134           159,320
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (8,428)          (15,861)
   Transfers of death benefits                                                                       -           (78,423)
   Transfers of other terminations                                                             (30,060)          (13,700)
   Interfund and net transfers to general account                                              (70,864)          223,334
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                280,782           274,670
                                                                                         --------------    --------------

Total increase in net assets                                                                   245,981           263,874
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    839,198      $    593,217
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      156

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Global (Unhedged) Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     39,758 shares (cost $479,751)             $    447,672       Dividend income                            $     5,745
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   5,745
                                                                                                           --------------
Net assets                                     $    447,672     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       4,481
                                                                  Contract maintenance charge                         55
                                                                                                           --------------

                                                                                                                   4,536
                                                                                                           --------------

                                                              Net investment income                                1,209

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (8,476)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (11,494)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (18,761)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    277,361      $    158,754

Net decrease in net assets resulting from operations                                           (18,761)           (4,677)

Capital shares transactions
   Net premiums                                                                                118,462            99,689
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (1,157)           (3,341)
   Transfers of death benefits                                                                 (19,790)           (2,750)
   Transfers of other terminations                                                             (17,579)          (18,021)
   Interfund and net transfers to general account                                              109,136            47,707
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                189,072           123,284
                                                                                         --------------    --------------

Total increase in net assets                                                                   170,311           118,607
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    447,672      $    277,361
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      157

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Commodity Real Return Strategy Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     884,394 shares (cost $8,994,401)         $   6,181,911       Dividend income                           $    209,701
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 209,701
                                                                                                           --------------
Net assets                                    $   6,181,911     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      78,173
                                                                  Contract maintenance charge                        804
                                                                                                           --------------

                                                                                                                  78,977
                                                                                                           --------------

                                                              Net investment income                              130,724

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (427,659)
                                                              Change in net unrealized depreciation on
                                                                   investments                                (1,669,810)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                  $  (1,966,745)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   4,386,635     $   2,284,093

Net decrease in net assets resulting from operations                                        (1,966,745)       (1,071,820)

Capital shares transactions
   Net premiums                                                                              3,583,089         3,139,859
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (208,697)         (217,615)
   Transfers of death benefits                                                                (148,408)          (84,131)
   Transfers of other terminations                                                            (225,944)         (226,828)
   Interfund and net transfers to general account                                              761,981           563,077
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              3,762,021         3,174,362
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,795,276         2,102,542
                                                                                         --------------    --------------

Net assets at end of year                                                                $   6,181,911     $   4,386,635
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      158

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Foreign Bond (USD-Hedged) Adv Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     12,664 shares (cost $137,277)             $    133,478       Dividend income                            $     2,990
                                                                  Capital gains distributions                        626
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   3,616
                                                                                                           --------------
Net assets                                     $    133,478     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                         212
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                     212
                                                                                                           --------------

                                                              Net investment income                                3,404

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                       12
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (3,799)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                     $     (383)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                              $       -         $       -

Net decrease in net assets resulting from operations                                              (383)                -

Capital shares transactions
   Net premiums                                                                                 38,012                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (2,723)                -
   Interfund and net transfers to general account                                               98,572                 -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                133,861                 -
                                                                                         --------------    --------------

Total increase in net assets                                                                   133,478                 -
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    133,478         $       -
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      159

Midland National Life Insurance Company
Separate Account C
PIMCO Variable Insurance Trust - Unconstrained Bond Adv Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     78,440 shares (cost $797,177)             $    778,126       Dividend income                            $    16,736
                                                                  Capital gains distributions                        163
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  16,899
                                                                                                           --------------
Net assets                                     $    778,126     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       2,215
                                                                  Contract maintenance charge                          9
                                                                                                           --------------

                                                                                                                   2,224
                                                                                                           --------------

                                                              Net investment income                               14,675

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (2,282)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (19,050)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (6,657)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                              $       -         $       -

Net decrease in net assets resulting from operations                                            (6,657)                -

Capital shares transactions
   Net premiums                                                                                752,722                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (12,209)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (7,030)                -
   Interfund and net transfers to general account                                               51,300                 -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                784,783                 -
                                                                                         --------------    --------------

Total increase in net assets                                                                   778,126                 -
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    778,126         $       -
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      160

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust - Small Cap Equity Insights Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     134,723 shares (cost $1,861,174)         $   1,562,783       Dividend income                            $     4,870
                                                                  Capital gains distributions                    205,991
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 210,861
                                                                                                           --------------
Net assets                                    $   1,562,783   Expenses:
                                              --------------
                                                                  Administrative expense                           1,008
                                                                  Mortality and expense risk                      39,196
                                                                  Contract maintenance charge                         35
                                                                                                           --------------

                                                                                                                  40,239
                                                                                                           --------------

                                                              Net investment income                              170,622

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (31,456)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (132,980)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $     6,186
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,895,798     $   2,813,055

Net increase in net assets resulting from operations                                             6,186            65,410

Capital shares transactions
   Net premiums                                                                                 11,638            25,992
   Transfers of policy loans                                                                     1,356               (66)
   Transfers of surrenders                                                                    (300,161)         (215,368)
   Transfers of death benefits                                                                 (11,588)           (4,178)
   Transfers of other terminations                                                            (184,445)          (83,812)
   Interfund and net transfers to general account                                             (856,001)          294,765
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (1,339,201)           17,333
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                     (1,333,015)           82,743
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,562,783     $   2,895,798
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      161

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust - Large Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     32,922 shares (cost $397,239)             $    309,133       Dividend income                            $     4,634
                                                                  Capital gains distributions                     37,410
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  42,044
                                                                                                           --------------
Net assets                                     $    309,133   Expenses:
                                              --------------
                                                                  Administrative expense                             111
                                                                  Mortality and expense risk                       4,711
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   4,822
                                                                                                           --------------

                                                              Net investment income                               37,222

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (15,612)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (40,994)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (19,384)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    383,052      $    365,530

Net (decrease) increase in net assets resulting from operations                                (19,384)           49,306

Capital shares transactions
   Net premiums                                                                                  4,647             9,609
   Transfers of policy loans                                                                       (34)              268
   Transfers of surrenders                                                                      (7,450)          (14,965)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (14,212)          (18,482)
   Interfund and net transfers to general account                                              (37,486)           (8,214)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (54,535)          (31,784)
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                        (73,919)           17,522
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    309,133      $    383,052
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      162

Midland National Life Insurance Company
Separate Account C
Goldman Sachs Variable Insurance Trust - Mid Cap Value Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     291,867 shares (cost $4,707,328)         $   4,229,155       Dividend income                            $    18,635
                                                                  Capital gains distributions                    335,530
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 354,165
                                                                                                           --------------
Net assets                                    $   4,229,155   Expenses:
                                              --------------
                                                                  Administrative expense                           1,568
                                                                  Mortality and expense risk                      69,215
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  70,783
                                                                                                           --------------

                                                              Net investment income                              283,382

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                  200,482
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (990,821)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (506,957)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   5,812,967     $   6,286,771

Net (decrease) increase in net assets resulting from operations                               (506,957)          687,800

Capital shares transactions
   Net premiums                                                                                102,557           172,468
   Transfers of policy loans                                                                    11,824            (2,385)
   Transfers of surrenders                                                                    (617,947)         (575,073)
   Transfers of death benefits                                                                 (92,695)         (123,782)
   Transfers of other terminations                                                            (179,309)         (294,121)
   Interfund and net transfers to general account                                             (301,285)         (338,711)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                             (1,076,855)       (1,161,604)
                                                                                         --------------    --------------

Total decrease in net assets                                                                (1,583,812)         (473,804)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   4,229,155     $   5,812,967
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      163

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust - SmallCap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     0 shares (cost $0)                           $       -       Dividend income                              $       -
                                                                  Capital gains distributions                     45,931
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  45,931
                                                                                                           --------------
Net assets                                        $       -   Expenses:
                                              --------------
                                                                  Administrative expense                              87
                                                                  Mortality and expense risk                       3,716
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   3,803
                                                                                                           --------------

                                                              Net investment income                               42,128

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (54,433)
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (1,915)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (14,220)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    360,668      $    532,186

Net decrease in net assets resulting from operations                                           (14,220)          (12,046)

Capital shares transactions
   Net premiums                                                                                    625             9,431
   Transfers of policy loans                                                                         -             1,638
   Transfers of surrenders                                                                      (6,792)          (55,037)
   Transfers of death benefits                                                                  (2,575)                -
   Transfers of other terminations                                                              (9,931)          (26,226)
   Interfund and net transfers to general account                                             (327,775)          (89,278)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (346,448)         (159,472)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (360,668)         (171,518)
                                                                                         --------------    --------------

Net assets at end of year                                                                    $       -      $    360,668
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      164

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust - Mid-Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     38,394 shares (cost $883,067)             $    819,708       Dividend income                              $       -
                                                                  Capital gains distributions                     46,154
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  46,154
                                                                                                           --------------
Net assets                                     $    819,708   Expenses:
                                              --------------
                                                                  Administrative expense                             229
                                                                  Mortality and expense risk                       8,756
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   8,985
                                                                                                           --------------

                                                              Net investment income                               37,169

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                 (63,125)
                                                              Change in net unrealized appreciation on
                                                                   investments                                     5,704
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (20,252)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,876,489      $    535,107

Net (decrease) increase in net assets resulting from operations                                (20,252)           11,625

Capital shares transactions
   Net premiums                                                                                  7,319             9,452
   Transfers of policy loans                                                                         -                (2)
   Transfers of surrenders                                                                     (23,126)          (19,315)
   Transfers of death benefits                                                                       -           (43,894)
   Transfers of other terminations                                                             (17,878)          (16,523)
   Interfund and net transfers to general account                                           (1,002,844)        1,400,039
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                  (1,036,529)        1,329,757
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                     (1,056,781)        1,341,382
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    819,708     $   1,876,489
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      165

Midland National Life Insurance Company
Separate Account C
Neuberger Berman Advisors Management Trust - AMT Mid Cap Intrinsic Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     10,217 shares (cost $185,276)             $    161,943       Dividend income                            $     1,451
                                                                  Capital gains distributions                      4,325
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   5,776
                                                                                                           --------------
Net assets                                     $    161,943   Expenses:
                                              --------------
                                                                  Administrative expense                              71
                                                                  Mortality and expense risk                       3,097
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   3,168
                                                                                                           --------------

                                                              Net investment income                                2,608

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                    5,290
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (28,220)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (20,322)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    200,847      $    212,801

Net (decrease) increase in net assets resulting from operations                                (20,322)           29,856

Capital shares transactions
   Net premiums                                                                                 20,433             5,802
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (5,597)          (28,727)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (13,505)          (40,422)
   Interfund and net transfers to general account                                              (19,913)           21,537
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (18,582)          (41,810)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (38,904)          (11,954)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    161,943      $    200,847
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      166

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund - Appreciation Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     16,149 shares (cost $761,603)             $    728,631       Dividend income                            $    12,437
                                                                  Capital gains distributions                     43,451
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  55,888
                                                                                                           --------------
Net assets                                     $    728,631   Expenses:
                                              --------------
                                                                  Administrative expense                             184
                                                                  Mortality and expense risk                      21,923
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  22,107
                                                                                                           --------------

                                                              Net investment income                               33,781

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (17,595)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (73,130)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (56,944)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,330,700     $   2,060,846

Net (decrease) increase in net assets resulting from operations                                (56,944)           59,130

Capital shares transactions
   Net premiums                                                                                      -               402
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (66,024)          (41,213)
   Transfers of death benefits                                                                       -           (19,005)
   Transfers of other terminations                                                             (30,779)          (34,169)
   Interfund and net transfers to general account                                             (448,322)         (695,291)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (545,125)         (789,276)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (602,069)         (730,146)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    728,631     $   1,330,700
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      167

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund - International Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     5,835 shares (cost $67,432)                $    58,580       Dividend income                            $     1,280
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   1,280
                                                                                                           --------------
Net assets                                      $    58,580   Expenses:
                                              --------------
                                                                  Administrative expense                               6
                                                                  Mortality and expense risk                       2,297
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   2,303
                                                                                                           --------------

                                                              Net investment loss                                 (1,023)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                  (4,940)
                                                              Change in net unrealized appreciation on
                                                                   investments                                       234
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (5,729)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    94,495      $    339,281

Net decrease in net assets resulting from operations                                            (5,729)          (21,907)

Capital shares transactions
   Net premiums                                                                                      2                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (4,402)             (321)
   Transfers of death benefits                                                                    (307)           (4,546)
   Transfers of other terminations                                                              (3,749)           (4,158)
   Interfund and net transfers to general account                                              (21,730)         (213,854)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (30,186)         (222,879)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (35,915)         (244,786)
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    58,580       $    94,495
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      168

Midland National Life Insurance Company
Separate Account C
Dreyfus Variable Investment Fund - Socially Responsible Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     787 shares (cost $32,931)                  $    30,058       Dividend income                            $     1,539
                                                                  Capital gains distributions                     24,807
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  26,346
                                                                                                           --------------
Net assets                                      $    30,058   Expenses:
                                              --------------
                                                                  Administrative expense                              30
                                                                  Mortality and expense risk                       2,706
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   2,736
                                                                                                           --------------

                                                              Net investment income                               23,610

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (7,350)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (18,249)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (1,989)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    194,250       $    47,064

Net (decrease) increase in net assets resulting from operations                                 (1,989)           12,950

Capital shares transactions
   Net premiums                                                                                    475               451
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (8,488)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (2,778)           (4,158)
   Interfund and net transfers to general account                                             (151,412)          137,943
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (162,203)          134,236
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (164,192)          147,186
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    30,058      $    194,250
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      169

Midland National Life Insurance Company
Separate Account C
Direxion Insurance Trust - HY Bond Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     0 shares (cost $0)                           $       -       Dividend income                            $     1,062
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   1,062
                                                                                                           --------------
Net assets                                        $       -   Expenses:
                                              --------------
                                                                  Administrative expense                              11
                                                                  Mortality and expense risk                         908
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                     919
                                                                                                           --------------

                                                              Net investment income                                  143

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                  (3,569)
                                                              Change in net unrealized appreciation on
                                                                   investments                                       564
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (2,862)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    59,048       $    94,640

Net decrease in net assets resulting from operations                                            (2,862)           (3,108)

Capital shares transactions
   Net premiums                                                                                      -                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -           (27,980)
   Transfers of death benefits                                                                     (49)          (15,342)
   Transfers of other terminations                                                              (1,440)           (4,932)
   Interfund and net transfers to general account                                              (54,697)           15,770
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (56,186)          (32,484)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (59,048)          (35,592)
                                                                                         --------------    --------------

Net assets at end of year                                                                    $       -       $    59,048
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      170

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Fund - Growth and Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     45,094 shares (cost $1,007,407)           $    882,498       Dividend income                            $    22,656
                                                                  Capital gains distributions                    132,569
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 155,225
                                                                                                           --------------
Net assets                                     $    882,498   Expenses:
                                              --------------
                                                                  Administrative expense                             326
                                                                  Mortality and expense risk                      34,808
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                  35,134
                                                                                                           --------------

                                                              Net investment income                              120,091

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (69,589)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (169,882)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (119,380)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,839,587     $   1,843,464

Net (decrease) increase in net assets resulting from operations                               (119,380)          125,674

Capital shares transactions
   Net premiums                                                                                      -                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (52,243)         (292,465)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                            (109,937)          (76,863)
   Interfund and net transfers to general account                                             (675,529)          239,777
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (837,709)         (129,551)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (957,089)           (3,877)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    882,498     $   1,839,587
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      171

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Fund - Value Opportunities Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     6,719 shares (cost $42,424)                $    52,337       Dividend income                            $     1,337
                                                                  Capital gains distributions                      4,393
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   5,730
                                                                                                           --------------
Net assets                                      $    52,337   Expenses:
                                              --------------
                                                                  Administrative expense                               8
                                                                  Mortality and expense risk                       1,492
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   1,500
                                                                                                           --------------

                                                              Net investment income                                4,230

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                      295
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (13,106)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (8,581)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    63,294      $    165,465

Net (decrease) increase in net assets resulting from operations                                 (8,581)            3,018

Capital shares transactions
   Net premiums                                                                                      1                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -           (75,884)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (2,380)           (7,976)
   Interfund and net transfers to general account                                                    3           (21,329)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                 (2,376)         (105,189)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (10,957)         (102,171)
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    52,337       $    63,294
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      172

Midland National Life Insurance Company
Separate Account C
Invesco Van Kampen Variable Insurance Fund - American Value Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     19,838 shares (cost $353,376)             $    308,476       Dividend income                             $       24
                                                                  Capital gains distributions                     36,016
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  36,040
                                                                                                           --------------
Net assets                                     $    308,476   Expenses:
                                              --------------
                                                                  Administrative expense                              86
                                                                  Mortality and expense risk                       9,797
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   9,883
                                                                                                           --------------

                                                              Net investment income                               26,157

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                    9,107
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (73,897)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (38,633)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    483,229      $    565,215

Net (decrease) increase in net assets resulting from operations                                (38,633)           29,650

Capital shares transactions
   Net premiums                                                                                      -                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (34,142)          (35,196)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (96,985)          (20,551)
   Interfund and net transfers to general account                                               (4,993)          (55,889)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (136,120)         (111,636)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (174,753)          (81,986)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    308,476      $    483,229
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      173

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - Emerging Markets Debt Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     21,747 shares (cost $184,835)             $    160,927       Dividend income                            $    11,310
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  11,310
                                                                                                           --------------
Net assets                                     $    160,927   Expenses:
                                              --------------
                                                                  Administrative expense                             108
                                                                  Mortality and expense risk                       6,780
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   6,888
                                                                                                           --------------

                                                              Net investment income                                4,422

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                 (15,423)
                                                              Change in net unrealized appreciation on
                                                                   investments                                     7,620
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (3,381)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    523,209      $    479,056

Net decrease in net assets resulting from operations                                            (3,381)           (3,137)

Capital shares transactions
   Net premiums                                                                                      -                20
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (238,257)          (36,969)
   Transfers of death benefits                                                                 (16,053)                -
   Transfers of other terminations                                                              (6,645)          (16,107)
   Interfund and net transfers to general account                                              (97,946)          100,346
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (358,901)           47,290
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (362,282)           44,153
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    160,927      $    523,209
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      174

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - Emerging Markets Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     21,344 shares (cost $307,757)             $    263,599       Dividend income                            $     2,444
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   2,444
                                                                                                           --------------
Net assets                                     $    263,599   Expenses:
                                              --------------
                                                                  Administrative expense                             135
                                                                  Mortality and expense risk                       9,064
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   9,199
                                                                                                           --------------

                                                              Net investment loss                                 (6,755)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (17,054)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (13,626)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (37,435)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    649,239      $    921,210

Net decrease in net assets resulting from operations                                           (37,435)          (63,940)

Capital shares transactions
   Net premiums                                                                                    199                40
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (258,957)          (94,250)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (10,058)          (12,651)
   Interfund and net transfers to general account                                              (79,389)         (101,170)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                               (348,205)         (208,031)
                                                                                         --------------    --------------

Total decrease in net assets                                                                  (385,640)         (271,971)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    263,599      $    649,239
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      175

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - Mid Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     15,020 shares (cost $163,759)             $    147,942       Dividend income                              $       -
                                                                  Capital gains distributions                     27,959
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  27,959
                                                                                                           --------------
Net assets                                     $    147,942   Expenses:
                                              --------------
                                                                  Administrative expense                              27
                                                                  Mortality and expense risk                       3,843
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   3,870
                                                                                                           --------------

                                                              Net investment income                               24,089

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                    (526)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (36,351)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (12,788)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    187,032      $    244,990

Net decrease in net assets resulting from operations                                           (12,788)           (2,355)

Capital shares transactions
   Net premiums                                                                                      -                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (19,318)          (14,879)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (8,455)          (22,356)
   Interfund and net transfers to general account                                                1,471           (18,368)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                                (26,302)          (55,603)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (39,090)          (57,958)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    147,942      $    187,032
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      176

Midland National Life Insurance Company
Separate Account C
Morgan Stanley Universal Institutional Funds - U.S. Real Estate Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     14,244 shares (cost $264,417)             $    287,167       Dividend income                            $     3,418
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   3,418
                                                                                                           --------------
Net assets                                     $    287,167   Expenses:
                                              --------------
                                                                  Administrative expense                             177
                                                                  Mortality and expense risk                       7,172
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                   7,349
                                                                                                           --------------

                                                              Net investment loss                                 (3,931)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   36,813
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (35,728)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (2,846)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    434,889      $    298,857

Net (decrease) increase in net assets resulting from operations                                 (2,846)           73,971

Capital shares transactions
   Net premiums                                                                                    196               199
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (54,797)           (8,600)
   Transfers of death benefits                                                                    (654)                -
   Transfers of other terminations                                                              (5,706)          (14,002)
   Interfund and net transfers to general account                                              (83,915)           84,464
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (144,876)           62,061
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (147,722)          136,032
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    287,167      $    434,889
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      177

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust - Adaptive Allocation Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     905,626 shares (cost $8,896,455)         $   8,739,290       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $   8,739,290   Expenses:
                                              --------------
                                                                  Administrative expense                           2,858
                                                                  Mortality and expense risk                     195,596
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                 198,454
                                                                                                           --------------

                                                              Net investment loss                               (198,454)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (207,956)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (511,577)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (917,987)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  13,797,072     $  16,817,766

Net decrease in net assets resulting from operations                                          (917,987)         (417,107)

Capital shares transactions
   Net premiums                                                                                 11,446             5,288
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (402,391)         (987,475)
   Transfers of death benefits                                                              (2,085,855)          (38,261)
   Transfers of other terminations                                                            (459,214)         (689,210)
   Interfund and net transfers to general account                                           (1,203,781)         (893,929)
                                                                                         --------------    --------------

     Net decrease in net assets from capital share transactions                             (4,139,795)       (2,603,587)
                                                                                         --------------    --------------

Total decrease in net assets                                                                (5,057,782)       (3,020,694)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   8,739,290     $  13,797,072
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      178

Midland National Life Insurance Company
Separate Account C
Northern Lights Variable Trust - Power Income Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     185,534 shares (cost $1,873,635)         $   1,740,306       Dividend income                            $    42,277
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  42,277
                                                                                                           --------------
Net assets                                    $   1,740,306     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      23,342
                                                                  Contract maintenance charge                        228
                                                                                                           --------------

                                                                                                                  23,570
                                                                                                           --------------

                                                              Net investment income                               18,707

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                 (94,553)
                                                              Change in net unrealized appreciation on
                                                                   investments                                    10,037
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (65,809)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,186,582     $   1,436,437

Net decrease in net assets resulting from operations                                           (65,809)          (61,609)

Capital shares transactions
   Net premiums                                                                                629,574           942,569
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (208,299)         (114,400)
   Transfers of death benefits                                                                 (43,674)          (30,714)
   Transfers of other terminations                                                             (25,062)          (24,884)
   Interfund and net transfers to general account                                             (733,006)           39,183
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                    (380,467)          811,754
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (446,276)          750,145
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,740,306     $   2,186,582
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      179

Midland National Life Insurance Company
Separate Account C
AB Variable Products Series - Real Estate Investment Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     126,808 shares (cost $1,215,759)         $   1,159,026       Dividend income                            $    12,127
                                                                  Capital gains distributions                     77,193
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  89,320
                                                                                                           --------------
Net assets                                    $   1,159,026     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      11,947
                                                                  Contract maintenance charge                        131
                                                                                                           --------------

                                                                                                                  12,078
                                                                                                           --------------

                                                              Net investment income                               77,242

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (61,658)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (21,524)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (5,940)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    561,276      $    361,203

Net (decrease) increase in net assets resulting from operations                                 (5,940)           92,896

Capital shares transactions
   Net premiums                                                                                710,532           208,893
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (27,839)          (49,200)
   Transfers of death benefits                                                                 (48,348)                -
   Transfers of other terminations                                                             (38,216)          (16,266)
   Interfund and net transfers to general account                                                7,561           (36,250)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                603,690           107,177
                                                                                         --------------    --------------

Total increase in net assets                                                                   597,750           200,073
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,159,026      $    561,276
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      180

Midland National Life Insurance Company
Separate Account C
AB Variable Products Series - Dynamic Asset Allocation Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     49,356 shares (cost $566,641)             $    555,251       Dividend income                            $     3,069
                                                                  Capital gains distributions                      8,112
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  11,181
                                                                                                           --------------
Net assets                                     $    555,251     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       6,687
                                                                  Contract maintenance charge                         38
                                                                                                           --------------

                                                                                                                   6,725
                                                                                                           --------------

                                                              Net investment income                                4,456

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                    3,194
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (25,264)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (17,614)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    446,013      $    302,665

Net (decrease) increase in net assets resulting from operations                                (17,614)           11,664

Capital shares transactions
   Net premiums                                                                                185,556            67,013
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (14,798)                -
   Transfers of death benefits                                                                  (6,684)                -
   Transfers of other terminations                                                              (6,593)           (4,182)
   Interfund and net transfers to general account                                              (30,629)           68,853
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                126,852           131,684
                                                                                         --------------    --------------

Total increase in net assets                                                                   109,238           143,348
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    555,251      $    446,013
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      181

Midland National Life Insurance Company
Separate Account C
AB Variable Products Series - Small Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,474 shares (cost $30,350)                $    24,020       Dividend income                              $       -
                                                                  Capital gains distributions                      4,455
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   4,455
                                                                                                           --------------
Net assets                                      $    24,020     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                         292
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                     292
                                                                                                           --------------

                                                              Net investment income                                4,163

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                      739
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (6,180)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (1,278)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    16,051       $    26,002

Net decrease in net assets resulting from operations                                            (1,278)           (1,422)

Capital shares transactions
   Net premiums                                                                                  9,163             8,000
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                                   84           (16,529)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                       9,247            (8,529)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                          7,969            (9,951)
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    24,020       $    16,051
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      182

Midland National Life Insurance Company
Separate Account C
AB Variable Products Series - Small Mid Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     74,260 shares (cost $1,540,254)          $   1,273,567       Dividend income                            $     7,605
                                                                  Capital gains distributions                    233,983
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 241,588
                                                                                                           --------------
Net assets                                    $   1,273,567     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      18,140
                                                                  Contract maintenance charge                        116
                                                                                                           --------------

                                                                                                                  18,256
                                                                                                           --------------

                                                              Net investment income                              223,332

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (76,011)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (252,938)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (105,617)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,208,981      $    745,094

Net (decrease) increase in net assets resulting from operations                               (105,617)           97,340

Capital shares transactions
   Net premiums                                                                                409,970         1,019,209
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (27,037)         (210,389)
   Transfers of death benefits                                                                 (43,509)           (5,808)
   Transfers of other terminations                                                             (88,334)         (104,068)
   Interfund and net transfers to general account                                              (80,887)         (332,397)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                170,203           366,547
                                                                                         --------------    --------------

Total increase in net assets                                                                    64,586           463,887
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,273,567     $   1,208,981
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      183

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Basic Value Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     185,905 shares (cost $3,080,286)         $   2,468,815       Dividend income                            $    33,487
                                                                  Capital gains distributions                    299,562
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 333,049
                                                                                                           --------------
Net assets                                    $   2,468,815     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      31,316
                                                                  Contract maintenance charge                        188
                                                                                                           --------------

                                                                                                                  31,504
                                                                                                           --------------

                                                              Net investment income                              301,545

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (71,420)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (433,124)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (202,999)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,772,774      $    435,353

Net (decrease) increase in net assets resulting from operations                               (202,999)           90,154

Capital shares transactions
   Net premiums                                                                              1,156,002         1,343,046
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (40,434)                -
   Transfers of death benefits                                                                 (41,709)                -
   Transfers of other terminations                                                             (33,107)          (24,496)
   Interfund and net transfers to general account                                             (141,712)          (71,283)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                899,040         1,247,267
                                                                                         --------------    --------------

Total increase in net assets                                                                   696,041         1,337,421
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,468,815     $   1,772,774
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      184

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     99,757 shares (cost $934,188)             $    878,857       Dividend income                              $       -
                                                                  Capital gains distributions                     68,371
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  68,371
                                                                                                           --------------
Net assets                                     $    878,857     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       8,314
                                                                  Contract maintenance charge                        100
                                                                                                           --------------

                                                                                                                   8,414
                                                                                                           --------------

                                                              Net investment income                               59,957

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (13,564)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (25,778)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    20,615
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    412,244      $    117,382

Net increase in net assets resulting from operations                                            20,615             6,219

Capital shares transactions
   Net premiums                                                                                435,454           192,936
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (10,235)           (9,024)
   Transfers of death benefits                                                                 (15,433)          (64,276)
   Transfers of other terminations                                                              (9,773)           (8,645)
   Interfund and net transfers to general account                                               45,985           177,652
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                445,998           288,643
                                                                                         --------------    --------------

Total increase in net assets                                                                   466,613           294,862
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    878,857      $    412,244
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      185

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Equity Dividend Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     524,988 shares (cost $5,620,086)         $   5,265,632       Dividend income                            $    67,150
                                                                  Capital gains distributions                    301,266
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 368,416
                                                                                                           --------------
Net assets                                    $   5,265,632     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      58,388
                                                                  Contract maintenance charge                        713
                                                                                                           --------------

                                                                                                                  59,101
                                                                                                           --------------

                                                              Net investment income                              309,315

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   37,042
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (435,848)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (89,491)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   3,440,367     $   1,799,001

Net (decrease) increase in net assets resulting from operations                                (89,491)          217,731

Capital shares transactions
   Net premiums                                                                              2,063,349         1,605,598
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (57,583)          (31,848)
   Transfers of death benefits                                                                 (34,963)          (74,848)
   Transfers of other terminations                                                            (199,507)          (88,423)
   Interfund and net transfers to general account                                              143,460            13,156
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,914,756         1,423,635
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,825,265         1,641,366
                                                                                         --------------    --------------

Net assets at end of year                                                                $   5,265,632     $   3,440,367
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      186

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Global Allocation Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     984,725 shares (cost $14,527,589)        $  12,840,808       Dividend income                           $    126,410
                                                                  Capital gains distributions                    759,717
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 886,127
                                                                                                           --------------
Net assets                                    $  12,840,808     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                     132,797
                                                                  Contract maintenance charge                      1,129
                                                                                                           --------------

                                                                                                                 133,926
                                                                                                           --------------

                                                              Net investment income                              752,201

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (127,656)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (995,262)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (370,717)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   7,297,476     $   3,337,327

Net decrease in net assets resulting from operations                                          (370,717)              (56)

Capital shares transactions
   Net premiums                                                                              7,221,628         4,564,393
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (541,220)          (91,396)
   Transfers of death benefits                                                                (339,923)          (77,226)
   Transfers of other terminations                                                            (383,095)         (514,860)
   Interfund and net transfers to general account                                              (43,341)           79,294
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              5,914,049         3,960,205
                                                                                         --------------    --------------

Total increase in net assets                                                                 5,543,332         3,960,149
                                                                                         --------------    --------------

Net assets at end of year                                                                $  12,840,808     $   7,297,476
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      187

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Large Cap Core Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     31,230 shares (cost $1,058,386)           $    975,923       Dividend income                            $     8,697
                                                                  Capital gains distributions                     51,316
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  60,013
                                                                                                           --------------
Net assets                                     $    975,923     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      12,593
                                                                  Contract maintenance charge                        134
                                                                                                           --------------

                                                                                                                  12,727
                                                                                                           --------------

                                                              Net investment income                               47,286

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (2,586)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (55,114)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (10,414)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    704,706      $    135,585

Net (decrease) increase in net assets resulting from operations                                (10,414)           51,386

Capital shares transactions
   Net premiums                                                                                501,770           277,844
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (17,688)          (28,691)
   Transfers of death benefits                                                                 (29,099)                -
   Transfers of other terminations                                                             (10,811)          (27,276)
   Interfund and net transfers to general account                                             (162,541)          295,858
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                281,631           517,735
                                                                                         --------------    --------------

Total increase in net assets                                                                   271,217           569,121
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    975,923      $    704,706
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      188

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - Large Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     101,548 shares (cost $1,420,152)         $   1,370,898       Dividend income                            $     5,203
                                                                  Capital gains distributions                     82,037
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  87,240
                                                                                                           --------------
Net assets                                    $   1,370,898     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      21,313
                                                                  Contract maintenance charge                        101
                                                                                                           --------------

                                                                                                                  21,414
                                                                                                           --------------

                                                              Net investment income                               65,826

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                 (54,284)
                                                              Change in net unrealized appreciation on
                                                                   investments                                    30,443
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    41,985
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,340,432      $    111,185

Net increase in net assets resulting from operations                                            41,985            82,994

Capital shares transactions
   Net premiums                                                                                862,153           293,193
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (51,931)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (23,822)          (17,656)
   Interfund and net transfers to general account                                             (797,919)          870,716
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (11,519)        1,146,253
                                                                                         --------------    --------------

Total increase in net assets                                                                    30,466         1,229,247
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,370,898     $   1,340,432
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      189

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc - iShares Alternatives Strategies Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     61,289 shares (cost $637,707)             $    599,410       Dividend income                            $    17,573
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  17,573
                                                                                                           --------------
Net assets                                     $    599,410     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       6,308
                                                                  Contract maintenance charge                         18
                                                                                                           --------------

                                                                                                                   6,326
                                                                                                           --------------

                                                              Net investment income                               11,247

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                      288
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (31,254)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (19,719)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    324,078         $       -

Net decrease in net assets resulting from operations                                           (19,719)           (3,005)

Capital shares transactions
   Net premiums                                                                                265,157           412,707
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (1,145)                -
   Transfers of death benefits                                                                  (3,320)                -
   Transfers of other terminations                                                              (6,274)          (99,766)
   Interfund and net transfers to general account                                               40,633            14,142
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                295,051           327,083
                                                                                         --------------    --------------

Total increase in net assets                                                                   275,332           324,078
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    599,410      $    324,078
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      190

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc. - iShares Dynamic Allocation Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     18,904 shares (cost $189,710)             $    178,458       Dividend income                            $     3,122
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   3,122
                                                                                                           --------------
Net assets                                     $    178,458     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       1,574
                                                                  Contract maintenance charge                         23
                                                                                                           --------------

                                                                                                                   1,597
                                                                                                           --------------

                                                              Net investment income                                1,525

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                    (208)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (11,128)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (9,811)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    10,152         $       -

Net decrease in net assets resulting from operations                                            (9,811)              (54)

Capital shares transactions
   Net premiums                                                                                147,228            10,206
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (3,962)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (633)                -
   Interfund and net transfers to general account                                               35,484                 -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                178,117            10,206
                                                                                         --------------    --------------

Total increase in net assets                                                                   168,306            10,152
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    178,458       $    10,152
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      191

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc - iShares Dynamic Fixed Income Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     27,296 shares (cost $276,079)             $    264,776       Dividend income                            $     4,871
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   4,871
                                                                                                           --------------
Net assets                                     $    264,776     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       2,490
                                                                  Contract maintenance charge                          8
                                                                                                           --------------

                                                                                                                   2,498
                                                                                                           --------------

                                                              Net investment income                                2,373

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                    (514)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (10,911)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (9,052)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    67,630         $       -

Net decrease in net assets resulting from operations                                            (9,052)              (13)

Capital shares transactions
   Net premiums                                                                                265,904            67,643
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (1,775)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (12,264)                -
   Interfund and net transfers to general account                                              (45,667)                -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                206,198            67,643
                                                                                         --------------    --------------

Total increase in net assets                                                                   197,146            67,630
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    264,776       $    67,630
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      192

Midland National Life Insurance Company
Separate Account C
BlackRock Variable Series Fund, Inc - iShares Equity Appreciation Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     25,831 shares (cost $253,878)             $    235,060       Dividend income                            $     4,009
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   4,009
                                                                                                           --------------
Net assets                                     $    235,060     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       1,377
                                                                  Contract maintenance charge                         31
                                                                                                           --------------

                                                                                                                   1,408
                                                                                                           --------------

                                                              Net investment income                                2,601

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                     (38)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (18,619)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (16,056)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    12,399         $       -

Net decrease in net assets resulting from operations                                           (16,056)             (101)

Capital shares transactions
   Net premiums                                                                                192,573            12,500
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                               46,144                 -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                238,717            12,500
                                                                                         --------------    --------------

Total increase in net assets                                                                   222,661            12,399
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    235,060       $    12,399
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      193

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - Contrarian Core 2 Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     49,802 shares (cost $814,911)             $    823,228       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    823,228     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       6,684
                                                                  Contract maintenance charge                         87
                                                                                                           --------------

                                                                                                                   6,771
                                                                                                           --------------

                                                              Net investment loss                                 (6,771)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   18,658
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (6,504)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $     5,383
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    245,461       $    23,627

Net increase in net assets resulting from operations                                             5,383            15,954

Capital shares transactions
   Net premiums                                                                                587,723            64,094
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (107,274)                -
   Transfers of death benefits                                                                 (10,642)                -
   Transfers of other terminations                                                             (32,263)             (422)
   Interfund and net transfers to general account                                              134,840           142,208
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                572,384           205,880
                                                                                         --------------    --------------

Total increase in net assets                                                                   577,767           221,834
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    823,228      $    245,461
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      194

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - Dividend Opportunity Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     113,005 shares (cost $2,201,113)         $   2,166,298       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $   2,166,298     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      22,993
                                                                  Contract maintenance charge                        198
                                                                                                           --------------

                                                                                                                  23,191
                                                                                                           --------------

                                                              Net investment loss                                (23,191)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   33,729
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (86,622)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (76,084)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,220,491       $    84,714

Net (decrease) increase in net assets resulting from operations                                (76,084)           46,855

Capital shares transactions
   Net premiums                                                                              1,418,968           731,073
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (107,970)          (14,040)
   Transfers of death benefits                                                                 (47,488)           (1,354)
   Transfers of other terminations                                                            (139,594)          (32,890)
   Interfund and net transfers to general account                                             (102,025)          406,133
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,021,891         1,088,922
                                                                                         --------------    --------------

Total increase in net assets                                                                   945,807         1,135,777
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,166,298     $   1,220,491
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      195

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - Emerging Markets Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     661,087 shares (cost $6,132,169)         $   5,791,126       Dividend income                            $    61,640
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  61,640
                                                                                                           --------------
Net assets                                    $   5,791,126     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      63,318
                                                                  Contract maintenance charge                        589
                                                                                                           --------------

                                                                                                                  63,907
                                                                                                           --------------

                                                              Net investment loss                                 (2,267)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (45,083)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (142,961)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (190,311)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   3,053,703      $    598,086

Net decrease in net assets resulting from operations                                          (190,311)          (99,337)

Capital shares transactions
   Net premiums                                                                              3,777,668         2,570,069
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (175,295)          (54,482)
   Transfers of death benefits                                                                (140,840)          (11,069)
   Transfers of other terminations                                                            (224,868)          (96,685)
   Interfund and net transfers to general account                                             (308,931)          147,121
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              2,927,734         2,554,954
                                                                                         --------------    --------------

Total increase in net assets                                                                 2,737,423         2,455,617
                                                                                         --------------    --------------

Net assets at end of year                                                                $   5,791,126     $   3,053,703
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      196

Midland National Life Insurance Company
Separate Account C
Columbia Variable Portfolio - High Yield Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     378,659 shares (cost $2,566,705)         $   2,427,202       Dividend income                            $    79,577
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  79,577
                                                                                                           --------------
Net assets                                    $   2,427,202     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      19,052
                                                                  Contract maintenance charge                        189
                                                                                                           --------------

                                                                                                                  19,241
                                                                                                           --------------

                                                              Net investment income                               60,336

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (28,889)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (108,835)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (77,388)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    821,501       $    56,452

Net decrease in net assets resulting from operations                                           (77,388)           (4,903)

Capital shares transactions
   Net premiums                                                                              1,900,226           736,908
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (50,273)          (16,192)
   Transfers of death benefits                                                                 (37,397)           (2,559)
   Transfers of other terminations                                                            (131,209)          (31,993)
   Interfund and net transfers to general account                                                1,742            83,788
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,683,089           769,952
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,605,701           765,049
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,427,202      $    821,501
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      197

Midland National Life Insurance Company
Separate Account C
Deutsche Variable Insurance Portfolios - Equity 500 Index Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     402,398 shares (cost $8,054,134)         $   7,806,514       Dividend income                            $    75,418
                                                                  Capital gains distributions                    249,738
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 325,156
                                                                                                           --------------
Net assets                                    $   7,806,514     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      71,608
                                                                  Contract maintenance charge                        453
                                                                                                           --------------

                                                                                                                  72,061
                                                                                                           --------------

                                                              Net investment income                              253,095

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   29,689
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (369,152)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (86,368)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,280,681      $    360,194

Net (decrease) increase in net assets resulting from operations                                (86,368)          135,309

Capital shares transactions
   Net premiums                                                                              5,396,751         1,667,679
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (61,269)           (6,320)
   Transfers of death benefits                                                                       -            (4,037)
   Transfers of other terminations                                                             (78,368)           (6,560)
   Interfund and net transfers to general account                                              355,087           134,416
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              5,612,201         1,785,178
                                                                                         --------------    --------------

Total increase in net assets                                                                 5,525,833         1,920,487
                                                                                         --------------    --------------

Net assets at end of year                                                                $   7,806,514     $   2,280,681
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      198

Midland National Life Insurance Company
Separate Account C
Deutsche Variable Insurance Portfolios - Small Cap Index Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     65,262 shares (cost $1,085,311)           $    990,026       Dividend income                            $     6,847
                                                                  Capital gains distributions                     66,297
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  73,144
                                                                                                           --------------
Net assets                                     $    990,026     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      12,751
                                                                  Contract maintenance charge                         91
                                                                                                           --------------

                                                                                                                  12,842
                                                                                                           --------------

                                                              Net investment income                               60,302

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (12,714)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (129,625)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (82,037)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    683,787      $    373,738

Net (decrease) increase in net assets resulting from operations                                (82,037)           28,699

Capital shares transactions
   Net premiums                                                                                577,090           335,183
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (12,096)           (9,611)
   Transfers of death benefits                                                                 (22,028)                -
   Transfers of other terminations                                                             (63,328)          (28,072)
   Interfund and net transfers to general account                                              (91,362)          (16,150)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                388,276           281,350
                                                                                         --------------    --------------

Total increase in net assets                                                                   306,239           310,049
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    990,026      $    683,787
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      199

Midland National Life Insurance Company
Separate Account C
Deutsche Variable Insurance Portfolios - Alternative Asset Allocation Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     142,667 shares (cost $1,920,698)         $   1,796,181       Dividend income                            $    33,395
                                                                  Capital gains distributions                      2,688
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  36,083
                                                                                                           --------------
Net assets                                    $   1,796,181     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      18,711
                                                                  Contract maintenance charge                        142
                                                                                                           --------------

                                                                                                                  18,853
                                                                                                           --------------

                                                              Net investment income                               17,230

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (24,373)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (122,273)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (129,416)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,006,649      $    343,595

Net decrease in net assets resulting from operations                                          (129,416)           (1,830)

Capital shares transactions
   Net premiums                                                                              1,296,180           577,022
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (57,123)           (1,852)
   Transfers of death benefits                                                                 (33,974)                -
   Transfers of other terminations                                                             (42,423)          (34,814)
   Interfund and net transfers to general account                                             (243,712)          124,528
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                918,948           664,884
                                                                                         --------------    --------------

Total increase in net assets                                                                   789,532           663,054
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,796,181     $   1,006,649
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      200

Midland National Life Insurance Company
Separate Account C
Deutsche Variable Insurance Portfolios - Global Small Cap Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     36,003 shares (cost $496,507)             $    462,641       Dividend income                            $     3,726
                                                                  Capital gains distributions                     59,887
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  63,613
                                                                                                           --------------
Net assets                                     $    462,641     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       7,127
                                                                  Contract maintenance charge                         50
                                                                                                           --------------

                                                                                                                   7,177
                                                                                                           --------------

                                                              Net investment income                               56,436

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (31,830)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (20,061)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $     4,545
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    499,816      $    172,737

Net increase (decrease) in net assets resulting from operations                                  4,545           (37,105)

Capital shares transactions
   Net premiums                                                                                231,892           510,094
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (24,683)           (4,379)
   Transfers of death benefits                                                                 (16,122)           (4,418)
   Transfers of other terminations                                                             (19,970)          (21,328)
   Interfund and net transfers to general account                                             (212,837)         (115,785)
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (41,720)          364,184
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                        (37,175)          327,079
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    462,641      $    499,816
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      201

Midland National Life Insurance Company
Separate Account C
Deutsche Variable Insurance Portfolios - Small Mid Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     40,411 shares (cost $716,292)             $    644,555       Dividend income                              $       -
                                                                  Capital gains distributions                     53,115
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  53,115
                                                                                                           --------------
Net assets                                     $    644,555     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       8,078
                                                                  Contract maintenance charge                         76
                                                                                                           --------------

                                                                                                                   8,154
                                                                                                           --------------

                                                              Net investment income                               44,961

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   12,350
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (103,136)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (45,825)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    398,389      $    294,204

Net (decrease) increase in net assets resulting from operations                                (45,825)           13,821

Capital shares transactions
   Net premiums                                                                                281,717           214,126
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (36,641)          (30,596)
   Transfers of death benefits                                                                 (10,651)          (51,582)
   Transfers of other terminations                                                              (9,485)          (36,597)
   Interfund and net transfers to general account                                               67,051            (4,987)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                291,991            90,364
                                                                                         --------------    --------------

Total increase in net assets                                                                   246,166           104,185
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    644,555      $    398,389
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      202

Midland National Life Insurance Company
Separate Account C
Deutsche Variable Insurance Portfolios - Large Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     19,896 shares (cost $340,297)             $    304,610       Dividend income                            $     3,770
                                                                  Capital gains distributions                     14,769
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  18,539
                                                                                                           --------------
Net assets                                     $    304,610     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       4,557
                                                                  Contract maintenance charge                         40
                                                                                                           --------------

                                                                                                                   4,597
                                                                                                           --------------

                                                              Net investment income                               13,942

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                      587
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (48,369)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (33,840)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    279,043       $    61,932

Net (decrease) increase in net assets resulting from operations                                (33,840)           12,801

Capital shares transactions
   Net premiums                                                                                123,470           220,462
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (29,375)           (9,643)
   Transfers of death benefits                                                                 (22,663)                -
   Transfers of other terminations                                                             (39,489)           (6,046)
   Interfund and net transfers to general account                                               27,464              (463)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                 59,407           204,310
                                                                                         --------------    --------------

Total increase in net assets                                                                    25,567           217,111
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    304,610      $    279,043
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      203

Midland National Life Insurance Company
Separate Account C
Eaton Vance Variable Trust - Floating Rate Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,671,365 shares (cost $15,481,314)      $  14,703,965       Dividend income                           $    430,636
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 430,636
                                                                                                           --------------
Net assets                                    $  14,703,965     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                     172,484
                                                                  Contract maintenance charge                      1,888
                                                                                                           --------------

                                                                                                                 174,372
                                                                                                           --------------

                                                              Net investment income                              256,264

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (110,213)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (540,766)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (394,715)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  10,620,177     $   5,904,828

Net decrease in net assets resulting from operations                                          (394,715)          (94,966)

Capital shares transactions
   Net premiums                                                                              7,345,435         7,028,786
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (764,257)         (603,125)
   Transfers of death benefits                                                                (187,724)          (32,158)
   Transfers of other terminations                                                            (652,571)         (779,156)
   Interfund and net transfers to general account                                           (1,262,380)         (804,032)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              4,478,503         4,810,315
                                                                                         --------------    --------------

Total increase in net assets                                                                 4,083,788         4,715,349
                                                                                         --------------    --------------

Net assets at end of year                                                                $  14,703,965     $  10,620,177
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      204

Midland National Life Insurance Company
Separate Account C
Eaton Vance Variable Trust - Large-Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     78,047 shares (cost $780,605)             $    654,032       Dividend income                            $     2,356
                                                                  Capital gains distributions                    203,182
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 205,538
                                                                                                           --------------
Net assets                                     $    654,032     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       8,181
                                                                  Contract maintenance charge                         92
                                                                                                           --------------

                                                                                                                   8,273
                                                                                                           --------------

                                                              Net investment income                              197,265

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (67,063)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (139,875)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (9,673)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    522,404      $    152,860

Net (decrease) increase in net assets resulting from operations                                 (9,673)           27,189

Capital shares transactions
   Net premiums                                                                                391,498           259,944
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (23,634)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (28,503)          (43,011)
   Interfund and net transfers to general account                                             (198,060)          125,422
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                141,301           342,355
                                                                                         --------------    --------------

Total increase in net assets                                                                   131,628           369,544
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    654,032      $    522,404
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      205

Midland National Life Insurance Company
Separate Account C
Eaton Vance Variable Trust - Bond Initial Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     2,847 shares (cost $22,548)                $    22,548       Dividend income                             $       63
                                                                  Capital gains distributions                        247
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                     310
                                                                                                           --------------
Net assets                                      $    22,548     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                           7
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                       7
                                                                                                           --------------

                                                              Net investment income                                  303

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                    (253)
                                                              Change in net unrealized appreciation on
                                                                   investments                                         -
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                     $       50
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                              $       -         $       -

Net increase in net assets resulting from operations                                                50                 -

Capital shares transactions
   Net premiums                                                                                 22,498                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                          51                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                   -                 -
   Interfund and net transfers to general account                                                  (51)                -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                 22,498                 -
                                                                                         --------------    --------------

Total increase in net assets                                                                    22,548                 -
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    22,548         $       -
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      206

Midland National Life Insurance Company
Separate Account C
First Investors Life Series - Total Return Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     21,792 shares (cost $267,168)             $    261,063       Dividend income                            $     2,021
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   2,021
                                                                                                           --------------
Net assets                                     $    261,063     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       3,227
                                                                  Contract maintenance charge                         30
                                                                                                           --------------

                                                                                                                   3,257
                                                                                                           --------------

                                                              Net investment loss                                 (1,236)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                      781
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (10,046)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (10,501)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    187,774         $       -

Net (decrease) increase in net assets resulting from operations                                (10,501)            4,327

Capital shares transactions
   Net premiums                                                                                 73,653           183,780
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                 (11,204)                -
   Transfers of other terminations                                                                (450)                -
   Interfund and net transfers to general account                                               21,791              (333)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                 83,790           183,447
                                                                                         --------------    --------------

Total increase in net assets                                                                    73,289           187,774
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    261,063      $    187,774
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      207

Midland National Life Insurance Company
Separate Account C
First Investors Life Series - International Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     6,504 shares (cost $138,176)              $    139,055       Dividend income                            $     1,082
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   1,082
                                                                                                           --------------
Net assets                                     $    139,055     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       1,661
                                                                  Contract maintenance charge                          4
                                                                                                           --------------

                                                                                                                   1,665
                                                                                                           --------------

                                                              Net investment loss                                   (583)

                                                              Realized and change in unrealized gains
                                                              on investments
                                                              Net realized gains on investments                      913
                                                              Change in net unrealized appreciation on
                                                                   investments                                     2,172
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $     2,502
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    106,431       $     8,908

Net increase (decrease) in net assets resulting from operations                                  2,502            (1,675)

Capital shares transactions
   Net premiums                                                                                 55,150            79,834
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (18,837)           (6,154)
   Interfund and net transfers to general account                                               (6,191)           25,518
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                 30,122            99,198
                                                                                         --------------    --------------

Total increase in net assets                                                                    32,624            97,523
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    139,055      $    106,431
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      208

Midland National Life Insurance Company
Separate Account C
First Investors Life Series - Opportunity Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     507,260 shares (cost $7,742,839)         $   7,471,944       Dividend income                            $     4,832
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   4,832
                                                                                                           --------------
Net assets                                    $   7,471,944     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      62,254
                                                                  Contract maintenance charge                        465
                                                                                                           --------------

                                                                                                                  62,719
                                                                                                           --------------

                                                              Net investment loss                                (57,887)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   26,378
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (309,812)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (341,321)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,741,472         $       -

Net (decrease) increase in net assets resulting from operations                               (341,321)           34,395

Capital shares transactions
   Net premiums                                                                              6,274,164         1,590,267
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (139,050)           (3,521)
   Transfers of death benefits                                                                (159,280)                -
   Transfers of other terminations                                                            (104,060)           (6,668)
   Interfund and net transfers to general account                                              200,019           126,999
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              6,071,793         1,707,077
                                                                                         --------------    --------------

Total increase in net assets                                                                 5,730,472         1,741,472
                                                                                         --------------    --------------

Net assets at end of year                                                                $   7,471,944     $   1,741,472
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      209

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Mutual Shares Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     278,242 shares (cost $5,856,022)         $   5,342,250       Dividend income                           $    157,444
                                                                  Capital gains distributions                    347,385
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 504,829
                                                                                                           --------------
Net assets                                    $   5,342,250     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      64,107
                                                                  Contract maintenance charge                        667
                                                                                                           --------------

                                                                                                                  64,774
                                                                                                           --------------

                                                              Net investment income                              440,055

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   98,033
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (893,680)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (355,592)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   4,305,078     $   3,587,105

Net (decrease) increase in net assets resulting from operations                               (355,592)          197,630

Capital shares transactions
   Net premiums                                                                              1,687,963         1,498,564
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (162,573)         (302,069)
   Transfers of death benefits                                                                 (63,834)          (86,595)
   Transfers of other terminations                                                            (223,744)         (288,641)
   Interfund and net transfers to general account                                              154,952          (300,916)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,392,764           520,343
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,037,172           717,973
                                                                                         --------------    --------------

Net assets at end of year                                                                $   5,342,250     $   4,305,078
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      210

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Income Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     937,950 shares (cost $15,031,980)        $  13,318,885       Dividend income                           $    574,008
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 574,008
                                                                                                           --------------
Net assets                                    $  13,318,885     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                     168,728
                                                                  Contract maintenance charge                      1,188
                                                                                                           --------------

                                                                                                                 169,916
                                                                                                           --------------

                                                              Net investment income                              404,092

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   16,288
                                                              Change in net unrealized depreciation on
                                                                   investments                                (1,590,912)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                  $  (1,170,532)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  10,556,896     $   4,840,030

Net (decrease) increase in net assets resulting from operations                             (1,170,532)           12,497

Capital shares transactions
   Net premiums                                                                              5,586,347         6,641,898
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (251,529)          (46,006)
   Transfers of death benefits                                                                (226,999)          (38,173)
   Transfers of other terminations                                                          (1,118,249)         (845,204)
   Interfund and net transfers to general account                                              (57,049)           (8,146)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              3,932,521         5,704,369
                                                                                         --------------    --------------

Total increase in net assets                                                                 2,761,989         5,716,866
                                                                                         --------------    --------------

Net assets at end of year                                                                $  13,318,885     $  10,556,896
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      211

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Global Bond Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,383,119 shares (cost $24,312,150)      $  21,853,275       Dividend income                          $   1,413,891
                                                                  Capital gains distributions                     91,831
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                               1,505,722
                                                                                                           --------------
Net assets                                    $  21,853,275     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                     240,693
                                                                  Contract maintenance charge                      2,021
                                                                                                           --------------

                                                                                                                 242,714
                                                                                                           --------------

                                                              Net investment income                            1,263,008

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (394,023)
                                                              Change in net unrealized depreciation on
                                                                   investments                                (1,992,735)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                  $  (1,123,750)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  13,781,629     $   6,403,753

Net decrease in net assets resulting from operations                                        (1,123,750)          (33,171)

Capital shares transactions
   Net premiums                                                                             12,468,767         8,110,387
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (694,421)         (506,824)
   Transfers of death benefits                                                                (479,948)         (267,902)
   Transfers of other terminations                                                            (770,542)         (700,228)
   Interfund and net transfers to general account                                           (1,328,460)          775,614
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              9,195,396         7,411,047
                                                                                         --------------    --------------

Total increase in net assets                                                                 8,071,646         7,377,876
                                                                                         --------------    --------------

Net assets at end of year                                                                $  21,853,275     $  13,781,629
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      212

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Foreign Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,746,131 shares (cost $27,506,741)      $  23,048,927       Dividend income                           $    672,231
                                                                  Capital gains distributions                    686,603
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                               1,358,834
                                                                                                           --------------
Net assets                                    $  23,048,927     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                     271,319
                                                                  Contract maintenance charge                      2,749
                                                                                                           --------------

                                                                                                                 274,068
                                                                                                           --------------

                                                              Net investment income                            1,084,766

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (50,966)
                                                              Change in net unrealized depreciation on
                                                                   investments                                (3,230,884)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                  $  (2,197,084)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $  14,731,013     $   6,956,189

Net decrease in net assets resulting from operations                                        (2,197,084)       (1,800,438)

Capital shares transactions
   Net premiums                                                                             12,586,784         9,977,628
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (704,044)         (729,187)
   Transfers of death benefits                                                                (526,109)         (254,162)
   Transfers of other terminations                                                            (757,923)         (697,694)
   Interfund and net transfers to general account                                              (83,710)        1,278,677
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                             10,514,998         9,575,262
                                                                                         --------------    --------------

Total increase in net assets                                                                 8,317,914         7,774,824
                                                                                         --------------    --------------

Net assets at end of year                                                                $  23,048,927     $  14,731,013
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      213

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Developing Markets Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     549,562 shares (cost $5,127,616)         $   3,473,231       Dividend income                            $    80,690
                                                                  Capital gains distributions                    513,847
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 594,537
                                                                                                           --------------
Net assets                                    $   3,473,231     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      53,392
                                                                  Contract maintenance charge                        587
                                                                                                           --------------

                                                                                                                  53,979
                                                                                                           --------------

                                                              Net investment income                              540,558

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (132,535)
                                                              Change in net unrealized depreciation on
                                                                   investments                                (1,297,907)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (889,884)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   4,131,536     $   2,661,731

Net decrease in net assets resulting from operations                                          (889,884)         (397,580)

Capital shares transactions
   Net premiums                                                                                416,808         2,181,132
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (144,258)         (312,616)
   Transfers of death benefits                                                                 (58,998)          (76,258)
   Transfers of other terminations                                                            (181,846)         (224,443)
   Interfund and net transfers to general account                                              199,873           299,570
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                231,579         1,867,385
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                       (658,305)        1,469,805
                                                                                         --------------    --------------

Net assets at end of year                                                                $   3,473,231     $   4,131,536
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      214

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Mutual Global Discovery Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     251,348 shares (cost $5,555,094)         $   4,868,616       Dividend income                           $    121,035
                                                                  Capital gains distributions                    243,602
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 364,637
                                                                                                           --------------
Net assets                                    $   4,868,616     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      52,906
                                                                  Contract maintenance charge                        338
                                                                                                           --------------

                                                                                                                  53,244
                                                                                                           --------------

                                                              Net investment income                              311,393

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   13,641
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (577,247)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (252,213)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,952,407     $   1,257,082

Net (decrease) increase in net assets resulting from operations                               (252,213)           59,040

Capital shares transactions
   Net premiums                                                                              2,198,248         1,393,580
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (18,305)         (227,477)
   Transfers of death benefits                                                                 (65,602)          (15,932)
   Transfers of other terminations                                                            (106,577)          (79,287)
   Interfund and net transfers to general account                                              160,658           565,401
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              2,168,422         1,636,285
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,916,209         1,695,325
                                                                                         --------------    --------------

Net assets at end of year                                                                $   4,868,616     $   2,952,407
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      215

Midland National Life Insurance Company
Separate Account C
Franklin Templeton Variable Insurance Products Trust - Rising Dividends Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     411,813 shares (cost $11,134,632)        $  10,180,012       Dividend income                           $    132,340
                                                                  Capital gains distributions                    979,419
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                               1,111,759
                                                                                                           --------------
Net assets                                    $  10,180,012     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                     123,447
                                                                  Contract maintenance charge                      1,042
                                                                                                           --------------

                                                                                                                 124,489
                                                                                                           --------------

                                                              Net investment income                              987,270

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   78,146
                                                              Change in net unrealized depreciation on
                                                                   investments                                (1,575,493)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (510,077)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   7,760,512     $   4,134,779

Net (decrease) increase in net assets resulting from operations                               (510,077)          455,231

Capital shares transactions
   Net premiums                                                                              3,704,538         3,777,784
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (328,986)         (485,651)
   Transfers of death benefits                                                                (224,770)          (27,566)
   Transfers of other terminations                                                            (278,312)         (298,243)
   Interfund and net transfers to general account                                               57,107           204,178
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              2,929,577         3,170,502
                                                                                         --------------    --------------

Total increase in net assets                                                                 2,419,500         3,625,733
                                                                                         --------------    --------------

Net assets at end of year                                                                $  10,180,012     $   7,760,512
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      216

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Asset Strategy Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     810,169 shares (cost $8,781,368)         $   6,727,485       Dividend income                            $    23,901
                                                                  Capital gains distributions                  1,147,700
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                               1,171,601
                                                                                                           --------------
Net assets                                    $   6,727,485     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      89,281
                                                                  Contract maintenance charge                        906
                                                                                                           --------------

                                                                                                                  90,187
                                                                                                           --------------

                                                              Net investment income                            1,081,414

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (362,304)
                                                              Change in net unrealized depreciation on
                                                                   investments                                (1,413,102)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (693,992)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   5,795,965     $   3,932,684

Net decrease in net assets resulting from operations                                          (693,992)         (391,967)

Capital shares transactions
   Net premiums                                                                              2,536,341         3,987,616
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (298,163)         (276,840)
   Transfers of death benefits                                                                (310,166)         (106,866)
   Transfers of other terminations                                                            (259,728)         (305,735)
   Interfund and net transfers to general account                                              (42,772)       (1,042,927)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,625,512         2,255,248
                                                                                         --------------    --------------

Total increase in net assets                                                                   931,520         1,863,281
                                                                                         --------------    --------------

Net assets at end of year                                                                $   6,727,485     $   5,795,965
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      217

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Balanced Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     711,196 shares (cost $6,898,632)         $   6,229,719       Dividend income                            $    50,632
                                                                  Capital gains distributions                    744,486
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 795,118
                                                                                                           --------------
Net assets                                    $   6,229,719     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      74,102
                                                                  Contract maintenance charge                        827
                                                                                                           --------------

                                                                                                                  74,929
                                                                                                           --------------

                                                              Net investment income                              720,189

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (112,170)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (742,223)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (134,204)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   4,526,968     $   1,866,778

Net (decrease) increase in net assets resulting from operations                               (134,204)          181,647

Capital shares transactions
   Net premiums                                                                              2,729,466         2,144,129
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (197,860)           (4,905)
   Transfers of death benefits                                                                 (51,163)          (11,920)
   Transfers of other terminations                                                            (279,629)         (167,182)
   Interfund and net transfers to general account                                             (363,859)          518,421
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,836,955         2,478,543
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,702,751         2,660,190
                                                                                         --------------    --------------

Net assets at end of year                                                                $   6,229,719     $   4,526,968
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      218

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Dividend Opportunities Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     138,372 shares (cost $1,167,821)         $   1,081,568       Dividend income                            $     9,416
                                                                  Capital gains distributions                     80,595
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  90,011
                                                                                                           --------------
Net assets                                    $   1,081,568     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      10,969
                                                                  Contract maintenance charge                        109
                                                                                                           --------------

                                                                                                                  11,078
                                                                                                           --------------

                                                              Net investment income                               78,933

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                    5,241
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (111,039)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (26,865)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    597,328      $    257,714

Net (decrease) increase in net assets resulting from operations                                (26,865)           30,634

Capital shares transactions
   Net premiums                                                                                604,244           358,934
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (14,496)             (869)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (44,775)          (24,123)
   Interfund and net transfers to general account                                              (33,868)          (24,962)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                511,105           308,980
                                                                                         --------------    --------------

Total increase in net assets                                                                   484,240           339,614
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,081,568      $    597,328
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      219

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Energy Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     169,362 shares (cost $1,143,859)          $    853,638       Dividend income                             $      512
                                                                  Capital gains distributions                      4,638
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   5,150
                                                                                                           --------------
Net assets                                     $    853,638     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      11,565
                                                                  Contract maintenance charge                        125
                                                                                                           --------------

                                                                                                                  11,690
                                                                                                           --------------

                                                              Net investment loss                                 (6,540)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (83,369)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (164,049)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (253,958)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    643,909      $    427,013

Net decrease in net assets resulting from operations                                          (253,958)         (120,486)

Capital shares transactions
   Net premiums                                                                                488,498           476,222
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (8,561)         (178,738)
   Transfers of death benefits                                                                 (21,735)           (7,545)
   Transfers of other terminations                                                             (43,594)          (42,796)
   Interfund and net transfers to general account                                               49,079            90,239
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                463,687           337,382
                                                                                         --------------    --------------

Total increase in net assets                                                                   209,729           216,896
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    853,638      $    643,909
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      220

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Global Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     129,441 shares (cost $652,009)            $    613,047       Dividend income                            $    16,212
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  16,212
                                                                                                           --------------
Net assets                                     $    613,047     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       6,191
                                                                  Contract maintenance charge                         30
                                                                                                           --------------

                                                                                                                   6,221
                                                                                                           --------------

                                                              Net investment income                                9,991

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (3,150)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (29,438)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (22,597)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    358,067      $    111,585

Net decrease in net assets resulting from operations                                           (22,597)          (10,255)

Capital shares transactions
   Net premiums                                                                                232,770           228,962
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (9,018)          (25,692)
   Transfers of death benefits                                                                 (19,068)                -
   Transfers of other terminations                                                              (6,373)           (3,133)
   Interfund and net transfers to general account                                               79,266            56,600
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                277,577           256,737
                                                                                         --------------    --------------

Total increase in net assets                                                                   254,980           246,482
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    613,047      $    358,067
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      221

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Global Natural Resources Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     88,030 shares (cost $427,268)             $    322,490       Dividend income                             $      215
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                     215
                                                                                                           --------------
Net assets                                     $    322,490     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       3,619
                                                                  Contract maintenance charge                         45
                                                                                                           --------------

                                                                                                                   3,664
                                                                                                           --------------

                                                              Net investment loss                                 (3,449)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (7,813)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (76,945)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (88,207)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    162,913      $    124,532

Net decrease in net assets resulting from operations                                           (88,207)          (26,540)

Capital shares transactions
   Net premiums                                                                                222,222            63,992
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (9,570)                -
   Transfers of death benefits                                                                       -            (2,716)
   Transfers of other terminations                                                              (2,370)           (3,530)
   Interfund and net transfers to general account                                               37,502             7,175
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                247,784            64,921
                                                                                         --------------    --------------

Total increase in net assets                                                                   159,577            38,381
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    322,490      $    162,913
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      222

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     205,066 shares (cost $2,396,445)         $   2,341,385       Dividend income                            $     1,227
                                                                  Capital gains distributions                    135,650
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 136,877
                                                                                                           --------------
Net assets                                    $   2,341,385     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      18,317
                                                                  Contract maintenance charge                        124
                                                                                                           --------------

                                                                                                                  18,441
                                                                                                           --------------

                                                              Net investment income                              118,436

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (26,277)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (48,232)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    43,927
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    721,212      $    218,591

Net increase in net assets resulting from operations                                            43,927            53,639

Capital shares transactions
   Net premiums                                                                              1,022,192           466,768
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                        (733)              (45)
   Transfers of death benefits                                                                 (21,612)                -
   Transfers of other terminations                                                             (32,282)           (7,917)
   Interfund and net transfers to general account                                              608,681            (9,824)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,576,246           448,982
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,620,173           502,621
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,341,385      $    721,212
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      223

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - High Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     3,362,683 shares (cost $12,884,552)      $  11,269,359       Dividend income                           $    633,227
                                                                  Capital gains distributions                    107,514
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 740,741
                                                                                                           --------------
Net assets                                    $  11,269,359     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                     140,821
                                                                  Contract maintenance charge                      1,313
                                                                                                           --------------

                                                                                                                 142,134
                                                                                                           --------------

                                                              Net investment income                              598,607

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (222,009)
                                                              Change in net unrealized depreciation on
                                                                   investments                                (1,419,277)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                  $  (1,042,679)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   7,458,516     $   1,453,880

Net decrease in net assets resulting from operations                                        (1,042,679)         (149,284)

Capital shares transactions
   Net premiums                                                                              6,438,606         6,003,477
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (319,457)         (121,292)
   Transfers of death benefits                                                                (257,198)          (24,045)
   Transfers of other terminations                                                            (443,636)         (245,560)
   Interfund and net transfers to general account                                             (564,793)          541,340
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              4,853,522         6,153,920
                                                                                         --------------    --------------

Total increase in net assets                                                                 3,810,843         6,004,636
                                                                                         --------------    --------------

Net assets at end of year                                                                $  11,269,359     $   7,458,516
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      224

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - International Core Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     279,172 shares (cost $4,962,157)         $   4,334,675       Dividend income                            $    40,153
                                                                  Capital gains distributions                    396,674
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 436,827
                                                                                                           --------------
Net assets                                    $   4,334,675     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      43,966
                                                                  Contract maintenance charge                        456
                                                                                                           --------------

                                                                                                                  44,422
                                                                                                           --------------

                                                              Net investment income                              392,405

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (12,035)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (557,274)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (176,904)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,126,792      $    880,584

Net decrease in net assets resulting from operations                                          (176,904)          (22,883)

Capital shares transactions
   Net premiums                                                                              2,434,690         1,265,835
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (122,988)          (50,542)
   Transfers of death benefits                                                                 (69,924)          (35,493)
   Transfers of other terminations                                                             (83,883)          (32,954)
   Interfund and net transfers to general account                                              226,892           122,245
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              2,384,787         1,269,091
                                                                                         --------------    --------------

Total increase in net assets                                                                 2,207,883         1,246,208
                                                                                         --------------    --------------

Net assets at end of year                                                                $   4,334,675     $   2,126,792
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      225

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Global Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     77,429 shares (cost $692,207)             $    671,921       Dividend income                            $     2,314
                                                                  Capital gains distributions                     26,825
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  29,139
                                                                                                           --------------
Net assets                                     $    671,921     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       6,902
                                                                  Contract maintenance charge                         24
                                                                                                           --------------

                                                                                                                   6,926
                                                                                                           --------------

                                                              Net investment income                               22,213

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (19,537)
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (5,301)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (2,625)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    330,043       $    99,007

Net decrease in net assets resulting from operations                                            (2,625)           (3,929)

Capital shares transactions
   Net premiums                                                                                274,838           205,035
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (16,625)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (18,767)             (905)
   Interfund and net transfers to general account                                              105,057            30,835
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                344,503           234,965
                                                                                         --------------    --------------

Total increase in net assets                                                                   341,878           231,036
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    671,921      $    330,043
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      226

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Mid Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     240,132 shares (cost $2,491,654)         $   2,262,503       Dividend income                              $       -
                                                                  Capital gains distributions                    126,982
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 126,982
                                                                                                           --------------
Net assets                                    $   2,262,503     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      22,801
                                                                  Contract maintenance charge                        303
                                                                                                           --------------

                                                                                                                  23,104
                                                                                                           --------------

                                                              Net investment income                              103,878

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                    1,744
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (277,431)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (171,809)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,232,452      $    668,514

Net (decrease) increase in net assets resulting from operations                               (171,809)           79,289

Capital shares transactions
   Net premiums                                                                              1,303,104           598,283
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (63,509)         (199,729)
   Transfers of death benefits                                                                 (27,262)           (4,393)
   Transfers of other terminations                                                             (81,149)          (67,320)
   Interfund and net transfers to general account                                               70,676           157,808
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,201,860           484,649
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,030,051           563,938
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,262,503     $   1,232,452
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      227

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Science and Technology Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     201,247 shares (cost $5,031,029)         $   4,619,740       Dividend income                              $       -
                                                                  Capital gains distributions                    211,644
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 211,644
                                                                                                           --------------
Net assets                                    $   4,619,740     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      51,302
                                                                  Contract maintenance charge                        600
                                                                                                           --------------

                                                                                                                  51,902
                                                                                                           --------------

                                                              Net investment income                              159,742

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (27,867)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (400,258)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (268,383)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   3,050,500     $   1,399,415

Net (decrease) increase in net assets resulting from operations                               (268,383)           42,570

Capital shares transactions
   Net premiums                                                                              2,350,106         1,598,504
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (108,185)          (21,707)
   Transfers of death benefits                                                                 (97,168)          (20,205)
   Transfers of other terminations                                                            (143,661)         (153,334)
   Interfund and net transfers to general account                                             (163,469)          205,257
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,837,623         1,608,515
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,569,240         1,651,085
                                                                                         --------------    --------------

Net assets at end of year                                                                $   4,619,740     $   3,050,500
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      228

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Small Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     322,279 shares (cost $3,772,140)         $   3,417,705       Dividend income                              $       -
                                                                  Capital gains distributions                    183,007
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 183,007
                                                                                                           --------------
Net assets                                    $   3,417,705     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      24,769
                                                                  Contract maintenance charge                        163
                                                                                                           --------------

                                                                                                                  24,932
                                                                                                           --------------

                                                              Net investment income                              158,075

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (26,596)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (357,176)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (225,697)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    836,817      $    534,879

Net (decrease) increase in net assets resulting from operations                               (225,697)           19,333

Capital shares transactions
   Net premiums                                                                              1,419,824           300,839
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (54,923)             (598)
   Transfers of death benefits                                                                 (42,942)           (1,486)
   Transfers of other terminations                                                             (76,801)          (33,005)
   Interfund and net transfers to general account                                            1,561,427            16,855
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              2,806,585           282,605
                                                                                         --------------    --------------

Total increase in net assets                                                                 2,580,888           301,938
                                                                                         --------------    --------------

Net assets at end of year                                                                $   3,417,705      $    836,817
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      229

Midland National Life Insurance Company
Separate Account C
Ivy Funds Variable Insurance Portfolios - Small Cap Value Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     383,316 shares (cost $6,735,059)         $   6,000,932       Dividend income                            $     4,682
                                                                  Capital gains distributions                    427,990
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 432,672
                                                                                                           --------------
Net assets                                    $   6,000,932     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      73,704
                                                                  Contract maintenance charge                        731
                                                                                                           --------------

                                                                                                                  74,435
                                                                                                           --------------

                                                              Net investment income                              358,237

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (100,326)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (714,926)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (457,015)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   4,027,415     $   1,395,448

Net (decrease) increase in net assets resulting from operations                               (457,015)          178,089

Capital shares transactions
   Net premiums                                                                              3,227,229         2,492,558
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (229,756)         (104,298)
   Transfers of death benefits                                                                (142,664)          (44,361)
   Transfers of other terminations                                                            (207,889)         (171,165)
   Interfund and net transfers to general account                                             (216,388)          281,144
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              2,430,532         2,453,878
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,973,517         2,631,967
                                                                                         --------------    --------------

Net assets at end of year                                                                $   6,000,932     $   4,027,415
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      230

Midland National Life Insurance Company
Separate Account C
Lazard Retirement Series, Inc. - International Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     36,586 shares (cost $490,903)             $    449,276       Dividend income                            $     7,167
                                                                  Capital gains distributions                      7,915
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  15,082
                                                                                                           --------------
Net assets                                     $    449,276     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       5,196
                                                                  Contract maintenance charge                         41
                                                                                                           --------------

                                                                                                                   5,237
                                                                                                           --------------

                                                              Net investment income                                9,845

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                      613
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (14,013)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (3,555)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    327,108       $    17,043

Net decrease in net assets resulting from operations                                            (3,555)          (25,212)

Capital shares transactions
   Net premiums                                                                                116,385           328,440
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (9,954)           (2,195)
   Interfund and net transfers to general account                                               19,292             9,032
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                125,723           335,277
                                                                                         --------------    --------------

Total increase in net assets                                                                   122,168           310,065
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    449,276      $    327,108
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      231

Midland National Life Insurance Company
Separate Account C
Lazard Retirement Series, Inc. - Global Dynamic Multi Asset Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     136,098 shares (cost $1,633,580)         $   1,566,486       Dividend income                              $       -
                                                                  Capital gains distributions                     38,185
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  38,185
                                                                                                           --------------
Net assets                                    $   1,566,486     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      14,605
                                                                  Contract maintenance charge                        116
                                                                                                           --------------

                                                                                                                  14,721
                                                                                                           --------------

                                                              Net investment income                               23,464

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (45,782)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (35,454)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (57,772)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    557,441       $    28,956

Net (decrease) increase in net assets resulting from operations                                (57,772)              444

Capital shares transactions
   Net premiums                                                                              1,406,955           491,053
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (25,287)           (5,287)
   Transfers of death benefits                                                                 (22,288)                -
   Transfers of other terminations                                                             (40,146)          (45,446)
   Interfund and net transfers to general account                                             (252,417)           87,721
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,066,817           528,041
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,009,045           528,485
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,566,486      $    557,441
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      232

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - Western Asset Variable Global High Yield Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     46,407 shares (cost $380,384)             $    310,926       Dividend income                            $    19,358
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  19,358
                                                                                                           --------------
Net assets                                     $    310,926     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       4,589
                                                                  Contract maintenance charge                         26
                                                                                                           --------------

                                                                                                                   4,615
                                                                                                           --------------

                                                              Net investment income                               14,743

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (9,157)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (31,773)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (26,187)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    329,482      $    538,382

Net decrease in net assets resulting from operations                                           (26,187)          (10,143)

Capital shares transactions
   Net premiums                                                                                 60,374           139,785
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (8,689)         (202,042)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (5,141)          (14,382)
   Interfund and net transfers to general account                                              (38,913)         (122,118)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                       7,631          (198,757)
                                                                                         --------------    --------------

Total decrease in net assets                                                                   (18,556)         (208,900)
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    310,926      $    329,482
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      233

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Mid Cap Core Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     82,762 shares (cost $1,580,690)          $   1,478,949       Dividend income                             $      616
                                                                  Capital gains distributions                     78,824
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  79,440
                                                                                                           --------------
Net assets                                    $   1,478,949     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      12,319
                                                                  Contract maintenance charge                        128
                                                                                                           --------------

                                                                                                                  12,447
                                                                                                           --------------

                                                              Net investment income                               66,993

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   19,356
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (85,808)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                     $      541
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    755,188      $    135,355

Net increase in net assets resulting from operations                                               541            32,849

Capital shares transactions
   Net premiums                                                                                933,438           189,373
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (46,341)           (8,510)
   Transfers of death benefits                                                                 (58,877)                -
   Transfers of other terminations                                                             (36,334)          (20,679)
   Interfund and net transfers to general account                                              (68,666)          426,800
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                723,220           586,984
                                                                                         --------------    --------------

Total increase in net assets                                                                   723,761           619,833
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,478,949      $    755,188
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      234

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Dividend Strategy Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     124,544 shares (cost $1,965,092)         $   1,874,380       Dividend income                            $    30,212
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  30,212
                                                                                                           --------------
Net assets                                    $   1,874,380     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      18,460
                                                                  Contract maintenance charge                        127
                                                                                                           --------------

                                                                                                                  18,587
                                                                                                           --------------

                                                              Net investment income                               11,625

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   14,898
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (116,340)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (89,817)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    484,881      $    110,597

Net (decrease) increase in net assets resulting from operations                                (89,817)           31,141

Capital shares transactions
   Net premiums                                                                              1,331,250           365,197
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (13,632)           (4,583)
   Transfers of death benefits                                                                 (49,564)                -
   Transfers of other terminations                                                             (54,603)          (26,364)
   Interfund and net transfers to general account                                              265,865             8,893
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,479,316           343,143
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,389,499           374,284
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,874,380      $    484,881
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      235

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     48,970 shares (cost $1,052,307)           $    994,587       Dividend income                              $       -
                                                                  Capital gains distributions                     19,536
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  19,536
                                                                                                           --------------
Net assets                                     $    994,587     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      10,069
                                                                  Contract maintenance charge                        100
                                                                                                           --------------

                                                                                                                  10,169
                                                                                                           --------------

                                                              Net investment income                                9,367

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (26,844)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (36,092)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (53,569)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    551,130      $    289,203

Net (decrease) increase in net assets resulting from operations                                (53,569)           24,810

Capital shares transactions
   Net premiums                                                                                494,562           257,789
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (14,238)          (26,054)
   Transfers of death benefits                                                                 (19,890)           (5,545)
   Transfers of other terminations                                                             (31,320)          (33,636)
   Interfund and net transfers to general account                                               67,912            44,563
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                497,026           237,117
                                                                                         --------------    --------------

Total increase in net assets                                                                   443,457           261,927
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    994,587      $    551,130
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      236

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Aggressive Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     3,348 shares (cost $95,777)                $    86,893       Dividend income                             $       56
                                                                  Capital gains distributions                      8,498
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   8,554
                                                                                                           --------------
Net assets                                      $    86,893     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                         224
                                                                  Contract maintenance charge                          2
                                                                                                           --------------

                                                                                                                     226
                                                                                                           --------------

                                                              Net investment income                                8,328

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                    (333)
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (8,885)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                     $     (890)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                              $       -         $       -

Net decrease in net assets resulting from operations                                              (890)                -

Capital shares transactions
   Net premiums                                                                                 94,067                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (20,134)                -
   Interfund and net transfers to general account                                               13,850                 -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                 87,783                 -
                                                                                         --------------    --------------

Total increase in net assets                                                                    86,893                 -
                                                                                         --------------    --------------

Net assets at end of year                                                                  $    86,893         $       -
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      237

Midland National Life Insurance Company
Separate Account C
Legg Mason Partners Variable Equity Trust - Western Asset Variable Core Bond Plus Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,097,808 shares (cost $6,223,695)       $   6,125,766       Dividend income                            $    65,036
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  65,036
                                                                                                           --------------
Net assets                                    $   6,125,766     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      15,868
                                                                  Contract maintenance charge                         71
                                                                                                           --------------

                                                                                                                  15,939
                                                                                                           --------------

                                                              Net investment income                               49,097

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                     (72)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (97,930)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (48,905)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                              $       -         $       -

Net decrease in net assets resulting from operations                                           (48,905)                -

Capital shares transactions
   Net premiums                                                                              5,333,622                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (47,838)                -
   Transfers of death benefits                                                                 (18,704)                -
   Transfers of other terminations                                                             (43,298)                -
   Interfund and net transfers to general account                                              950,889                 -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              6,174,671                 -
                                                                                         --------------    --------------

Total increase in net assets                                                                 6,125,766                 -
                                                                                         --------------    --------------

Net assets at end of year                                                                $   6,125,766         $       -
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      238

Midland National Life Insurance Company
Separate Account C
QS Legg Mason Partners Variable Income Trust - Dynamic Multi Strategy Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     42,784 shares (cost $563,211)             $    518,540       Dividend income                            $     4,259
                                                                  Capital gains distributions                      4,855
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                   9,114
                                                                                                           --------------
Net assets                                     $    518,540     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       5,784
                                                                  Contract maintenance charge                         25
                                                                                                           --------------

                                                                                                                   5,809
                                                                                                           --------------

                                                              Net investment income                                3,305

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (1,936)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (39,162)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (37,793)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    300,794       $    23,207

Net (decrease) increase in net assets resulting from operations                                (37,793)              988

Capital shares transactions
   Net premiums                                                                                267,308           476,193
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (9,905)           (1,914)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (24,211)         (201,583)
   Interfund and net transfers to general account                                               22,347             3,903
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                255,539           276,599
                                                                                         --------------    --------------

Total increase in net assets                                                                   217,746           277,587
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    518,540      $    300,794
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      239

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Fund Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     18,672 shares (cost $412,442)             $    369,521       Dividend income                            $     2,281
                                                                  Capital gains distributions                     49,945
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  52,226
                                                                                                           --------------
Net assets                                     $    369,521     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       3,495
                                                                  Contract maintenance charge                         31
                                                                                                           --------------

                                                                                                                   3,526
                                                                                                           --------------

                                                              Net investment income                               48,700

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   11,869
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (63,150)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (2,581)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    233,887      $    140,222

Net (decrease) increase in net assets resulting from operations                                 (2,581)           17,116

Capital shares transactions
   Net premiums                                                                                220,299            59,973
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (6,567)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (10,790)           (8,488)
   Interfund and net transfers to general account                                              (64,727)           25,064
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                138,215            76,549
                                                                                         --------------    --------------

Total increase in net assets                                                                   135,634            93,665
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    369,521      $    233,887
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      240

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Bond Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     2,319,211 shares (cost $25,906,037)      $  25,163,445       Dividend income                           $    483,970
                                                                  Capital gains distributions                    184,324
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 668,294
                                                                                                           --------------
Net assets                                    $  25,163,445     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                     238,337
                                                                  Contract maintenance charge                      1,863
                                                                                                           --------------

                                                                                                                 240,200
                                                                                                           --------------

                                                              Net investment income                              428,094

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (53,641)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (752,312)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (377,859)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   7,142,163     $   3,560,015

Net (decrease) increase in net assets resulting from operations                               (377,859)          187,521

Capital shares transactions
   Net premiums                                                                             21,131,346         3,795,228
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (567,705)         (413,134)
   Transfers of death benefits                                                                (764,790)         (101,790)
   Transfers of other terminations                                                            (719,205)         (340,606)
   Interfund and net transfers to general account                                             (680,505)          454,929
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                             18,399,141         3,394,627
                                                                                         --------------    --------------

Total increase in net assets                                                                18,021,282         3,582,148
                                                                                         --------------    --------------

Net assets at end of year                                                                $  25,163,445     $   7,142,163
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      241

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Strategic Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     839,147 shares (cost $8,608,292)         $   8,190,076       Dividend income                           $    202,080
                                                                  Capital gains distributions                     35,630
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 237,710
                                                                                                           --------------
Net assets                                    $   8,190,076     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      91,354
                                                                  Contract maintenance charge                        802
                                                                                                           --------------

                                                                                                                  92,156
                                                                                                           --------------

                                                              Net investment income                              145,554

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (66,487)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (326,160)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (247,093)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   4,904,885     $   1,905,709

Net (decrease) increase in net assets resulting from operations                               (247,093)           13,572

Capital shares transactions
   Net premiums                                                                              4,685,205         3,033,270
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (227,537)         (302,909)
   Transfers of death benefits                                                                 (77,265)          (38,383)
   Transfers of other terminations                                                            (489,588)         (210,049)
   Interfund and net transfers to general account                                             (358,531)          503,675
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              3,532,284         2,985,604
                                                                                         --------------    --------------

Total increase in net assets                                                                 3,285,191         2,999,176
                                                                                         --------------    --------------

Net assets at end of year                                                                $   8,190,076     $   4,904,885
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      242

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - Equity Income Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     86,957 shares (cost $2,507,918)          $   2,463,478       Dividend income                            $    35,333
                                                                  Capital gains distributions                     62,686
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  98,019
                                                                                                           --------------
Net assets                                    $   2,463,478     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      22,906
                                                                  Contract maintenance charge                        135
                                                                                                           --------------

                                                                                                                  23,041
                                                                                                           --------------

                                                              Net investment income                               74,978

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   23,877
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (123,052)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (24,197)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,186,117      $    490,401

Net (decrease) increase in net assets resulting from operations                                (24,197)           91,141

Capital shares transactions
   Net premiums                                                                              1,181,596           678,670
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (23,862)                -
   Transfers of death benefits                                                                 (43,959)          (53,503)
   Transfers of other terminations                                                            (109,340)          (18,184)
   Interfund and net transfers to general account                                              297,123            (2,408)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,301,558           604,575
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,277,361           695,716
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,463,478     $   1,186,117
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      243

Midland National Life Insurance Company
Separate Account C
Pioneer Variable Contracts Trust - High Yield Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     142,413 shares (cost $1,268,896)         $   1,209,090       Dividend income                            $    98,737
                                                                  Capital gains distributions                     45,904
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 144,641
                                                                                                           --------------
Net assets                                    $   1,209,090     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      29,605
                                                                  Contract maintenance charge                        219
                                                                                                           --------------

                                                                                                                  29,824
                                                                                                           --------------

                                                              Net investment income                              114,817

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                (186,004)
                                                              Change in net unrealized appreciation on
                                                                   investments                                     1,857
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (69,330)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,150,179     $   3,526,509

Net (decrease) increase in net assets resulting from operations                                (69,330)           46,271

Capital shares transactions
   Net premiums                                                                                580,429         2,908,781
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (53,481)          (33,497)
   Transfers of death benefits                                                                       -          (106,371)
   Transfers of other terminations                                                             (67,791)         (219,237)
   Interfund and net transfers to general account                                             (330,916)       (4,972,277)
                                                                                         --------------    --------------

     Net increase (decrease) in net assets from capital share transactions                     128,241        (2,422,601)
                                                                                         --------------    --------------

Total increase (decrease) in net assets                                                         58,911        (2,376,330)
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,209,090     $   1,150,179
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      244

Midland National Life Insurance Company
Separate Account C
Prudential Series Funds - Jennison 20/20 Focus Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     14,490 shares (cost $298,408)             $    329,648       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    329,648     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       4,577
                                                                  Contract maintenance charge                         38
                                                                                                           --------------

                                                                                                                   4,615
                                                                                                           --------------

                                                              Net investment loss                                 (4,615)

                                                              Realized and change in unrealized gains
                                                              on investments
                                                              Net realized gains on investments                    9,237
                                                              Change in net unrealized appreciation on
                                                                   investments                                     9,067
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    13,689
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    316,101      $    225,852

Net increase in net assets resulting from operations                                            13,689            14,662

Capital shares transactions
   Net premiums                                                                                 42,364           125,958
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                        (620)          (10,638)
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (21,902)          (20,252)
   Interfund and net transfers to general account                                              (19,984)          (19,481)
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                        (142)           75,587
                                                                                         --------------    --------------

Total increase in net assets                                                                    13,547            90,249
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    329,648      $    316,101
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      245

Midland National Life Insurance Company
Separate Account C
Prudential Series Funds - Natural Resources Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     19,054 shares (cost $537,084)             $    399,943       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    399,943     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       5,775
                                                                  Contract maintenance charge                         69
                                                                                                           --------------

                                                                                                                   5,844
                                                                                                           --------------

                                                              Net investment loss                                 (5,844)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (127,714)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (41,540)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (175,098)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    357,247      $    133,287

Net decrease in net assets resulting from operations                                          (175,098)         (104,780)

Capital shares transactions
   Net premiums                                                                                336,549           293,430
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (43,836)                -
   Transfers of death benefits                                                                  (9,746)           (1,554)
   Transfers of other terminations                                                              (8,033)           (9,555)
   Interfund and net transfers to general account                                              (57,140)           46,419
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                217,794           328,740
                                                                                         --------------    --------------

Total increase in net assets                                                                    42,696           223,960
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    399,943      $    357,247
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      246

Midland National Life Insurance Company
Separate Account C
Prudential Series Funds - SP Prudential US Emerging Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     40,473 shares (cost $468,109)             $    446,008       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    446,008     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       7,290
                                                                  Contract maintenance charge                         43
                                                                                                           --------------

                                                                                                                   7,333
                                                                                                           --------------

                                                              Net investment loss                                 (7,333)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized gains on investments                   50,368
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (69,068)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (26,033)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    483,580      $    299,726

Net (decrease) increase in net assets resulting from operations                                (26,033)           37,980

Capital shares transactions
   Net premiums                                                                                214,622           265,560
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (9,422)          (28,931)
   Transfers of death benefits                                                                 (11,735)           (1,559)
   Transfers of other terminations                                                             (18,912)          (37,698)
   Interfund and net transfers to general account                                             (186,092)          (51,498)
                                                                                         --------------    --------------

     Net (decrease) increase in net assets from capital share transactions                     (11,539)          145,874
                                                                                         --------------    --------------

Total (decrease) increase in net assets                                                        (37,572)          183,854
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    446,008      $    483,580
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      247

Midland National Life Insurance Company
Separate Account C
Royce Capital Fund - Micro-Cap Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     45,398 shares (cost $522,919)             $    417,664       Dividend income                              $       -
                                                                  Capital gains distributions                     25,929
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  25,929
                                                                                                           --------------
Net assets                                     $    417,664     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       5,329
                                                                  Contract maintenance charge                         42
                                                                                                           --------------

                                                                                                                   5,371
                                                                                                           --------------

                                                              Net investment income                               20,558

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (4,362)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (78,761)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (62,565)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    403,333      $    174,776

Net decrease in net assets resulting from operations                                           (62,565)           (4,979)

Capital shares transactions
   Net premiums                                                                                 98,623           233,960
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (1,392)          (12,236)
   Transfers of death benefits                                                                 (18,581)                -
   Transfers of other terminations                                                             (19,187)             (826)
   Interfund and net transfers to general account                                               17,433            12,638
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                 76,896           233,536
                                                                                         --------------    --------------

Total increase in net assets                                                                    14,331           228,557
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    417,664      $    403,333
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      248

Midland National Life Insurance Company
Separate Account C
Royce Capital Fund - Small Cap Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     895,461 shares (cost $10,326,161)        $   7,405,466       Dividend income                            $    30,245
                                                                  Capital gains distributions                  1,759,639
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                               1,789,884
                                                                                                           --------------
Net assets                                    $   7,405,466     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      84,547
                                                                  Contract maintenance charge                        826
                                                                                                           --------------

                                                                                                                  85,373
                                                                                                           --------------

                                                              Net investment income                            1,704,511

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (89,081)
                                                              Change in net unrealized depreciation on
                                                                   investments                                (2,614,826)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (999,396)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   4,882,129     $   1,583,322

Net (decrease) increase in net assets resulting from operations                               (999,396)          139,810

Capital shares transactions
   Net premiums                                                                              4,297,126         2,869,494
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (217,239)         (142,892)
   Transfers of death benefits                                                                (163,616)          (65,483)
   Transfers of other terminations                                                            (177,071)         (168,910)
   Interfund and net transfers to general account                                             (216,467)          666,788
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              3,522,733         3,158,997
                                                                                         --------------    --------------

Total increase in net assets                                                                 2,523,337         3,298,807
                                                                                         --------------    --------------

Net assets at end of year                                                                $   7,405,466     $   4,882,129
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      249

Midland National Life Insurance Company
Separate Account C
ALPS - Alerian Energy Infrastructure Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     116,145 shares (cost $1,225,933)          $    824,630       Dividend income                            $     7,829
                                                                  Capital gains distributions                     20,756
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  28,585
                                                                                                           --------------
Net assets                                     $    824,630     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       9,712
                                                                  Contract maintenance charge                         60
                                                                                                           --------------

                                                                                                                   9,772
                                                                                                           --------------

                                                              Net investment income                               18,813

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (27,718)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (389,044)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (397,949)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    399,590         $       -

Net decrease in net assets resulting from operations                                          (397,949)          (10,670)

Capital shares transactions
   Net premiums                                                                                744,224           358,138
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (19,125)                -
   Transfers of death benefits                                                                  (8,738)                -
   Transfers of other terminations                                                             (18,726)          (10,412)
   Interfund and net transfers to general account                                              125,354            62,534
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                822,989           410,260
                                                                                         --------------    --------------

Total increase in net assets                                                                   425,040           399,590
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    824,630      $    399,590
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      250

Midland National Life Insurance Company
Separate Account C
ALPS - Red Rocks Listed Private Equity Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     15,583 shares (cost $166,273)             $    160,817       Dividend income                             $       87
                                                                  Capital gains distributions                         64
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                     151
                                                                                                           --------------
Net assets                                     $    160,817     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                         389
                                                                  Contract maintenance charge                          -
                                                                                                           --------------

                                                                                                                     389
                                                                                                           --------------

                                                              Net investment loss                                   (238)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                    (214)
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (5,456)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (5,908)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                              $       -         $       -

Net decrease in net assets resulting from operations                                            (5,908)                -

Capital shares transactions
   Net premiums                                                                                 99,572                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                         (35)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                                (646)                -
   Interfund and net transfers to general account                                               67,834                 -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                166,725                 -
                                                                                         --------------    --------------

Total increase in net assets                                                                   160,817                 -
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    160,817         $       -
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      251

Midland National Life Insurance Company
Separate Account C
American Funds IS - Asset Allocation Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     400,905 shares (cost $8,642,002)         $   8,178,458       Dividend income                           $    138,482
                                                                  Capital gains distributions                    333,270
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 471,752
                                                                                                           --------------
Net assets                                    $   8,178,458     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      59,092
                                                                  Contract maintenance charge                        222
                                                                                                           --------------

                                                                                                                  59,314
                                                                                                           --------------

                                                              Net investment income                              412,438

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (17,462)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (462,734)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (67,758)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    645,067         $       -

Net (decrease) increase in net assets resulting from operations                                (67,758)            4,171

Capital shares transactions
   Net premiums                                                                              6,729,625           659,173
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (20,127)           (1,689)
   Transfers of death benefits                                                                (138,225)                -
   Transfers of other terminations                                                            (119,957)           (1,178)
   Interfund and net transfers to general account                                            1,149,833           (15,410)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              7,601,149           640,896
                                                                                         --------------    --------------

Total increase in net assets                                                                 7,533,391           645,067
                                                                                         --------------    --------------

Net assets at end of year                                                                $   8,178,458      $    645,067
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      252

Midland National Life Insurance Company
Separate Account C
American Funds IS - Blue Chip income and Growth Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     453,676 shares (cost $6,298,716)         $   5,684,566       Dividend income                           $    105,454
                                                                  Capital gains distributions                    402,510
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 507,964
                                                                                                           --------------
Net assets                                    $   5,684,566     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      51,622
                                                                  Contract maintenance charge                        234
                                                                                                           --------------

                                                                                                                  51,856
                                                                                                           --------------

                                                              Net investment income                              456,108

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (129,284)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (591,396)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (264,572)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,125,588         $       -

Net (decrease) increase in net assets resulting from operations                               (264,572)           23,927

Capital shares transactions
   Net premiums                                                                              3,652,550         1,290,100
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (49,324)                -
   Transfers of death benefits                                                                 (27,224)                -
   Transfers of other terminations                                                            (101,855)             (817)
   Interfund and net transfers to general account                                              349,403           812,378
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              3,823,550         2,101,661
                                                                                         --------------    --------------

Total increase in net assets                                                                 3,558,978         2,125,588
                                                                                         --------------    --------------

Net assets at end of year                                                                $   5,684,566     $   2,125,588
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      253

Midland National Life Insurance Company
Separate Account C
American Funds IS - Cash Management Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     1,414,396 shares (cost $15,812,424)      $  15,798,803       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $  15,798,803     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                     124,690
                                                                  Contract maintenance charge                        538
                                                                                                           --------------

                                                                                                                 125,228
                                                                                                           --------------

                                                              Net investment loss                               (125,228)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (60,833)
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (3,067)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (189,128)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   7,221,320         $       -

Net decrease in net assets resulting from operations                                          (189,128)          (47,978)

Capital shares transactions
   Net premiums                                                                             21,207,501         8,691,378
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                  (3,920,308)          (10,084)
   Transfers of death benefits                                                                (430,328)                -
   Transfers of other terminations                                                            (800,382)         (176,204)
   Interfund and net transfers to general account                                           (7,289,872)       (1,235,792)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              8,766,611         7,269,298
                                                                                         --------------    --------------

Total increase in net assets                                                                 8,577,483         7,221,320
                                                                                         --------------    --------------

Net assets at end of year                                                                $  15,798,803     $   7,221,320
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      254

Midland National Life Insurance Company
Separate Account C
American Funds IS - Capital Income Builder Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     508,015 shares (cost $4,988,868)         $   4,765,182       Dividend income                            $    78,543
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  78,543
                                                                                                           --------------
Net assets                                    $   4,765,182     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      35,375
                                                                  Contract maintenance charge                        222
                                                                                                           --------------

                                                                                                                  35,597
                                                                                                           --------------

                                                              Net investment income                               42,946

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (5,740)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (210,965)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (173,759)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    615,509         $       -

Net decrease in net assets resulting from operations                                          (173,759)           (9,130)

Capital shares transactions
   Net premiums                                                                              3,544,268           535,002
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (15,160)                -
   Transfers of death benefits                                                                 (18,138)                -
   Transfers of other terminations                                                             (75,051)             (621)
   Interfund and net transfers to general account                                              887,513            90,258
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              4,323,432           624,639
                                                                                         --------------    --------------

Total increase in net assets                                                                 4,149,673           615,509
                                                                                         --------------    --------------

Net assets at end of year                                                                $   4,765,182      $    615,509
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      255

Midland National Life Insurance Company
Separate Account C
American Funds IS - Global Growth Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     87,427 shares (cost $2,391,946)          $   2,287,088       Dividend income                            $    21,130
                                                                  Capital gains distributions                     75,862
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  96,992
                                                                                                           --------------
Net assets                                    $   2,287,088     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      13,729
                                                                  Contract maintenance charge                         60
                                                                                                           --------------

                                                                                                                  13,789
                                                                                                           --------------

                                                              Net investment income                               83,203

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (4,901)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (103,276)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (24,974)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    256,192         $       -

Net decrease in net assets resulting from operations                                           (24,974)             (560)

Capital shares transactions
   Net premiums                                                                              1,192,677           250,868
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (2,712)                -
   Transfers of death benefits                                                                 (38,429)                -
   Transfers of other terminations                                                             (64,037)           (2,655)
   Interfund and net transfers to general account                                              968,371             8,539
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              2,055,870           256,752
                                                                                         --------------    --------------

Total increase in net assets                                                                 2,030,896           256,192
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,287,088      $    256,192
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      256

Midland National Life Insurance Company
Separate Account C
American Funds IS - Global Growth and Income Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     197,881 shares (cost $2,571,904)         $   2,426,026       Dividend income                            $    43,355
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  43,355
                                                                                                           --------------
Net assets                                    $   2,426,026     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      16,469
                                                                  Contract maintenance charge                         65
                                                                                                           --------------

                                                                                                                  16,534
                                                                                                           --------------

                                                              Net investment income                               26,821

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (3,953)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (140,420)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (117,552)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    151,652         $       -

Net (decrease) increase in net assets resulting from operations                               (117,552)            1,589

Capital shares transactions
   Net premiums                                                                              2,283,780           251,691
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (1,236)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (44,383)             (974)
   Interfund and net transfers to general account                                              153,765          (100,654)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              2,391,926           150,063
                                                                                         --------------    --------------

Total increase in net assets                                                                 2,274,374           151,652
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,426,026      $    151,652
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      257

Midland National Life Insurance Company
Separate Account C
American Funds IS - Global Small Capitalization Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     90,685 shares (cost $2,450,488)          $   2,186,411       Dividend income                              $       -
                                                                  Capital gains distributions                     56,172
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  56,172
                                                                                                           --------------
Net assets                                    $   2,186,411     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      14,702
                                                                  Contract maintenance charge                         93
                                                                                                           --------------

                                                                                                                  14,795
                                                                                                           --------------

                                                              Net investment income                               41,377

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (1,428)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (265,126)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (225,177)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    91,212         $       -

Net (decrease) increase in net assets resulting from operations                               (225,177)              785

Capital shares transactions
   Net premiums                                                                              1,264,564            86,061
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (17,446)                -
   Transfers of death benefits                                                                 (10,268)                -
   Transfers of other terminations                                                             (41,682)           (2,622)
   Interfund and net transfers to general account                                            1,125,208             6,988
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              2,320,376            90,427
                                                                                         --------------    --------------

Total increase in net assets                                                                 2,095,199            91,212
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,186,411       $    91,212
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      258

Midland National Life Insurance Company
Separate Account C
American Funds IS - Growth Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     64,792 shares (cost $4,812,330)          $   4,357,889       Dividend income                            $    32,501
                                                                  Capital gains distributions                    557,081
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 589,582
                                                                                                           --------------
Net assets                                    $   4,357,889     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      34,909
                                                                  Contract maintenance charge                        182
                                                                                                           --------------

                                                                                                                  35,091
                                                                                                           --------------

                                                              Net investment income                              554,491

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (34,401)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (456,963)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    63,127
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    861,882         $       -

Net increase in net assets resulting from operations                                            63,127             6,078

Capital shares transactions
   Net premiums                                                                              3,253,101           742,568
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (82,695)                -
   Transfers of death benefits                                                                 (90,881)                -
   Transfers of other terminations                                                             (64,611)           (3,151)
   Interfund and net transfers to general account                                              417,966           116,387
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              3,432,880           855,804
                                                                                         --------------    --------------

Total increase in net assets                                                                 3,496,007           861,882
                                                                                         --------------    --------------

Net assets at end of year                                                                $   4,357,889      $    861,882
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      259

Midland National Life Insurance Company
Separate Account C
American Funds IS - Growth-Income Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     106,873 shares (cost $5,276,301)         $   4,790,060       Dividend income                            $    66,839
                                                                  Capital gains distributions                    399,381
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 466,220
                                                                                                           --------------
Net assets                                    $   4,790,060     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      36,500
                                                                  Contract maintenance charge                        265
                                                                                                           --------------

                                                                                                                  36,765
                                                                                                           --------------

                                                              Net investment income                              429,455

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (31,879)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (474,438)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (76,862)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   1,061,651         $       -

Net decrease in net assets resulting from operations                                           (76,862)           (2,383)

Capital shares transactions
   Net premiums                                                                              3,478,594           481,426
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (39,665)                -
   Transfers of death benefits                                                                 (94,878)                -
   Transfers of other terminations                                                            (148,527)           (6,015)
   Interfund and net transfers to general account                                              609,747           588,623
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              3,805,271         1,064,034
                                                                                         --------------    --------------

Total increase in net assets                                                                 3,728,409         1,061,651
                                                                                         --------------    --------------

Net assets at end of year                                                                $   4,790,060     $   1,061,651
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      260

Midland National Life Insurance Company
Separate Account C
American Funds IS - International Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     86,772 shares (cost $1,773,972)          $   1,555,816       Dividend income                            $    21,488
                                                                  Capital gains distributions                     55,229
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  76,717
                                                                                                           --------------
Net assets                                    $   1,555,816     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      12,140
                                                                  Contract maintenance charge                         55
                                                                                                           --------------

                                                                                                                  12,195
                                                                                                           --------------

                                                              Net investment income                               64,522

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (3,693)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (214,854)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (154,025)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    287,001         $       -

Net decrease in net assets resulting from operations                                          (154,025)             (465)

Capital shares transactions
   Net premiums                                                                              1,128,327           279,860
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (24,186)                -
   Interfund and net transfers to general account                                              318,699             7,606
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,422,840           287,466
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,268,815           287,001
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,555,816      $    287,001
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      261

Midland National Life Insurance Company
Separate Account C
American Funds IS - International Growth and Income Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     85,294 shares (cost $1,381,119)          $   1,247,857       Dividend income                            $    26,050
                                                                  Capital gains distributions                     13,784
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  39,834
                                                                                                           --------------
Net assets                                    $   1,247,857     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       9,486
                                                                  Contract maintenance charge                         58
                                                                                                           --------------

                                                                                                                   9,544
                                                                                                           --------------

                                                              Net investment income                               30,290

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (6,313)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (127,591)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (103,614)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    92,019         $       -

Net decrease in net assets resulting from operations                                          (103,614)           (3,252)

Capital shares transactions
   Net premiums                                                                              1,240,104            95,941
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (17,445)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (16,941)           (2,581)
   Interfund and net transfers to general account                                               53,734             1,911
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,259,452            95,271
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,155,838            92,019
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,247,857       $    92,019
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      262

Midland National Life Insurance Company
Separate Account C
American Funds IS - New World Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     471,356 shares (cost $9,588,322)         $   8,809,643       Dividend income                            $    38,404
                                                                  Capital gains distributions                    327,744
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 366,148
                                                                                                           --------------
Net assets                                    $   8,809,643     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      73,710
                                                                  Contract maintenance charge                        516
                                                                                                           --------------

                                                                                                                  74,226
                                                                                                           --------------

                                                              Net investment income                              291,922

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                (129,419)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (632,829)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $   (470,326)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                          $   2,102,795         $       -

Net decrease in net assets resulting from operations                                          (470,326)         (132,867)

Capital shares transactions
   Net premiums                                                                              7,314,881         2,063,957
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                    (142,420)           (3,431)
   Transfers of death benefits                                                                (176,097)                -
   Transfers of other terminations                                                            (150,405)           (7,558)
   Interfund and net transfers to general account                                              331,215           182,694
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              7,177,174         2,235,662
                                                                                         --------------    --------------

Total increase in net assets                                                                 6,706,848         2,102,795
                                                                                         --------------    --------------

Net assets at end of year                                                                $   8,809,643     $   2,102,795
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      263

Midland National Life Insurance Company
Separate Account C
American Funds IS - U.S. Government/AAA-Rated Securities Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     432,170 shares (cost $5,354,128)         $   5,281,120       Dividend income                            $    70,156
                                                                  Capital gains distributions                      9,068
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  79,224
                                                                                                           --------------
Net assets                                    $   5,281,120     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      29,219
                                                                  Contract maintenance charge                         62
                                                                                                           --------------

                                                                                                                  29,281
                                                                                                           --------------

                                                              Net investment income                               49,943

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (5,056)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (69,815)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (24,928)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    415,682         $       -

Net (decrease) increase in net assets resulting from operations                                (24,928)               57

Capital shares transactions
   Net premiums                                                                              1,762,513           364,518
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (21,143)             (508)
   Interfund and net transfers to general account                                            3,148,996            51,615
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              4,890,366           415,625
                                                                                         --------------    --------------

Total increase in net assets                                                                 4,865,438           415,682
                                                                                         --------------    --------------

Net assets at end of year                                                                $   5,281,120      $    415,682
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      264

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Core Bond Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     167,193 shares (cost $1,301,543)         $   1,272,341       Dividend income                            $    31,316
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  31,316
                                                                                                           --------------
Net assets                                    $   1,272,341     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      10,279
                                                                  Contract maintenance charge                         39
                                                                                                           --------------

                                                                                                                  10,318
                                                                                                           --------------

                                                              Net investment income                               20,998

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (4,715)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (30,826)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (14,543)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    292,828         $       -

Net (decrease) increase in net assets resulting from operations                                (14,543)            1,310

Capital shares transactions
   Net premiums                                                                                658,603           216,108
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (32,367)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (26,482)                -
   Interfund and net transfers to general account                                              394,302            75,410
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                994,056           291,518
                                                                                         --------------    --------------

Total increase in net assets                                                                   979,513           292,828
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,272,341      $    292,828
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      265

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Discovery Mid Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     12,932 shares (cost $992,397)             $    955,449       Dividend income                              $       -
                                                                  Capital gains distributions                     14,484
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  14,484
                                                                                                           --------------
Net assets                                     $    955,449     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       5,333
                                                                  Contract maintenance charge                         67
                                                                                                           --------------

                                                                                                                   5,400
                                                                                                           --------------

                                                              Net investment income                                9,084

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (1,683)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (37,783)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (30,382)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    25,249         $       -

Net (decrease) increase in net assets resulting from operations                                (30,382)              791

Capital shares transactions
   Net premiums                                                                                517,081            23,822
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (21,850)                -
   Interfund and net transfers to general account                                              465,351               636
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                960,582            24,458
                                                                                         --------------    --------------

Total increase in net assets                                                                   930,200            25,249
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    955,449       $    25,249
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      266

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Global Multi-Alternatives Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     17,491 shares (cost $175,997)             $    168,791       Dividend income                             $      183
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                     183
                                                                                                           --------------
Net assets                                     $    168,791     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       3,175
                                                                  Contract maintenance charge                         31
                                                                                                           --------------

                                                                                                                   3,206
                                                                                                           --------------

                                                              Net investment loss                                 (3,023)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (11,776)
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (2,287)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (17,086)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    104,541         $       -

Net decrease in net assets resulting from operations                                           (17,086)             (668)

Capital shares transactions
   Net premiums                                                                                 61,754            54,518
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (3,116)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (2,516)              (89)
   Interfund and net transfers to general account                                               25,214            50,780
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                 81,336           105,209
                                                                                         --------------    --------------

Total increase in net assets                                                                    64,250           104,541
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    168,791      $    104,541
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      267

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Global Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     26,686 shares (cost $1,070,819)          $   1,003,116       Dividend income                            $     6,133
                                                                  Capital gains distributions                     37,778
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  43,911
                                                                                                           --------------
Net assets                                    $   1,003,116     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       7,832
                                                                  Contract maintenance charge                         53
                                                                                                           --------------

                                                                                                                   7,885
                                                                                                           --------------

                                                              Net investment income                               36,026

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (21,977)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (66,924)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (52,875)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    54,982         $       -

Net decrease in net assets resulting from operations                                           (52,875)             (851)

Capital shares transactions
   Net premiums                                                                                907,283            35,000
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (9,791)                -
   Transfers of death benefits                                                                 (10,487)                -
   Transfers of other terminations                                                              (6,815)              (39)
   Interfund and net transfers to general account                                              120,819            20,872
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,001,009            55,833
                                                                                         --------------    --------------

Total increase in net assets                                                                   948,134            54,982
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,003,116       $    54,982
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      268

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - International Growth Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     519,224 shares (cost $1,238,537)         $   1,189,022       Dividend income                            $     4,088
                                                                  Capital gains distributions                     30,870
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  34,958
                                                                                                           --------------
Net assets                                    $   1,189,022     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       7,443
                                                                  Contract maintenance charge                         42
                                                                                                           --------------

                                                                                                                   7,485
                                                                                                           --------------

                                                              Net investment income                               27,473

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (5,210)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (45,562)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (23,299)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    220,047         $       -

Net decrease in net assets resulting from operations                                           (23,299)           (4,391)

Capital shares transactions
   Net premiums                                                                                893,913           157,215
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (14,238)                -
   Transfers of death benefits                                                                 (10,436)                -
   Transfers of other terminations                                                              (9,943)              (39)
   Interfund and net transfers to general account                                              132,978            67,262
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                992,274           224,438
                                                                                         --------------    --------------

Total increase in net assets                                                                   968,975           220,047
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,189,022      $    220,047
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      269

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Main Street Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     30,065 shares (cost $864,814)             $    871,289       Dividend income                            $     1,629
                                                                  Capital gains distributions                     38,112
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                  39,741
                                                                                                           --------------
Net assets                                     $    871,289     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       4,653
                                                                  Contract maintenance charge                         36
                                                                                                           --------------

                                                                                                                   4,689
                                                                                                           --------------

                                                              Net investment income                               35,052

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                 (16,557)
                                                              Change in net unrealized appreciation on
                                                                   investments                                     6,533
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    25,028
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                            $    13,993         $       -

Net increase (decrease) in net assets resulting from operations                                 25,028               (79)

Capital shares transactions
   Net premiums                                                                                395,269            14,097
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           6                 -
   Transfers of death benefits                                                                  (6,146)                -
   Transfers of other terminations                                                              (2,398)                -
   Interfund and net transfers to general account                                              445,537               (25)
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                832,268            14,072
                                                                                         --------------    --------------

Total increase in net assets                                                                   857,296            13,993
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    871,289       $    13,993
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      270

Midland National Life Insurance Company
Separate Account C
Oppenheimer VA Service Class - Main Street Small Cap Fund
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     66,454 shares (cost $1,586,207)          $   1,398,862       Dividend income                            $     8,939
                                                                  Capital gains distributions                    207,051
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 215,990
                                                                                                           --------------
Net assets                                    $   1,398,862     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                      14,590
                                                                  Contract maintenance charge                         70
                                                                                                           --------------

                                                                                                                  14,660
                                                                                                           --------------

                                                              Net investment income                              201,330

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                 (75,332)
                                                              Change in net unrealized depreciation on
                                                                   investments                                  (210,279)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                   $    (84,281)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    602,230         $       -

Net (decrease) increase in net assets resulting from operations                                (84,281)           21,854

Capital shares transactions
   Net premiums                                                                              1,267,412           112,190
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                     (25,140)                -
   Transfers of death benefits                                                                  (3,916)                -
   Transfers of other terminations                                                             (18,491)             (432)
   Interfund and net transfers to general account                                             (338,952)          468,618
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                880,913           580,376
                                                                                         --------------    --------------

Total increase in net assets                                                                   796,632           602,230
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,398,862      $    602,230
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      271

Midland National Life Insurance Company
Separate Account C
Transparent Value VI - Directional Allocation Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     16,502 shares (cost $170,963)             $    162,873       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                     $    162,873     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       2,261
                                                                  Contract maintenance charge                         63
                                                                                                           --------------

                                                                                                                   2,324
                                                                                                           --------------

                                                              Net investment loss                                 (2,324)

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                    (965)
                                                              Change in net unrealized depreciation on
                                                                   investments                                    (4,019)
                                                                                                           --------------

                                                              Net decrease in net assets resulting from
                                                               operations                                    $    (7,308)
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                           $    122,124         $       -

Net decrease in net assets resulting from operations                                            (7,308)           (4,484)

Capital shares transactions
   Net premiums                                                                                 22,759            93,750
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                           -                 -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                              (1,593)             (203)
   Interfund and net transfers to general account                                               26,891            33,061
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                                 48,057           126,608
                                                                                         --------------    --------------

Total increase in net assets                                                                    40,749           122,124
                                                                                         --------------    --------------

Net assets at end of year                                                                 $    162,873      $    122,124
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      272

Midland National Life Insurance Company
Separate Account C
T. Rowe Price - Blue Chip Growth Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     89,460 shares (cost $1,991,874)          $   2,001,222       Dividend income                              $       -
                                                                  Capital gains distributions                          -
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                       -
                                                                                                           --------------
Net assets                                    $   2,001,222     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       3,962
                                                                  Contract maintenance charge                         32
                                                                                                           --------------

                                                                                                                   3,994
                                                                                                           --------------

                                                              Net investment loss                                 (3,994)

                                                              Realized and change in unrealized gains
                                                              (losses) on investments
                                                              Net realized losses on investments                    (718)
                                                              Change in net unrealized appreciation on
                                                                   investments                                     9,348
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $     4,636
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                              $       -         $       -

Net increase in net assets resulting from operations                                             4,636                 -

Capital shares transactions
   Net premiums                                                                              1,123,974                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (5,212)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (15,077)                -
   Interfund and net transfers to general account                                              892,901                 -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,996,586                 -
                                                                                         --------------    --------------

Total increase in net assets                                                                 2,001,222                 -
                                                                                         --------------    --------------

Net assets at end of year                                                                $   2,001,222         $       -
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      273

Midland National Life Insurance Company
Separate Account C
T. Rowe Price - Health Sciences Portfolio
-----------------------------------------------------------------------------------------------------------------------

   Statement of Assets and Liabilities                         Statement of Operations
    December 31, 2015                                         Year Ended December 31, 2015
Assets:
   Investment in Portfolio,                                   Investment income:
     46,491 shares (cost $1,840,142)          $   1,751,317       Dividend income                              $       -
                                                                  Capital gains distributions                    119,870
                                                                                                           --------------
Liabilities                                               -
                                              --------------
                                                                                                                 119,870
                                                                                                           --------------
Net assets                                    $   1,751,317     Expenses
                                              --------------
                                                                  Administrative expense                               -
                                                                  Mortality and expense risk                       4,033
                                                                  Contract maintenance charge                         28
                                                                                                           --------------

                                                                                                                   4,061
                                                                                                           --------------

                                                              Net investment income                              115,809

                                                              Realized and change in unrealized losses
                                                              on investments
                                                              Net realized losses on investments                  (3,069)
                                                              Change in net unrealized depreciation on
                                                                   investments                                   (88,825)
                                                                                                           --------------

                                                              Net increase in net assets resulting from
                                                               operations                                    $    23,915
                                                                                                           --------------

-------------------------------------------------------------------------------------------------------------------------

    Statement of Changes in Net Assets
  Years Ended December 31, 2015 and 2014

                                                                                             2015              2014

Net assets at beginning of year                                                              $       -         $       -

Net increase in net assets resulting from operations                                            23,915                 -

Capital shares transactions
   Net premiums                                                                              1,025,320                 -
   Transfers of policy loans                                                                         -                 -
   Transfers of surrenders                                                                      (3,511)                -
   Transfers of death benefits                                                                       -                 -
   Transfers of other terminations                                                             (32,727)                -
   Interfund and net transfers to general account                                              738,320                 -
                                                                                         --------------    --------------

     Net increase in net assets from capital share transactions                              1,727,402                 -
                                                                                         --------------    --------------

Total increase in net assets                                                                 1,751,317                 -
                                                                                         --------------    --------------

Net assets at end of year                                                                $   1,751,317         $       -
                                                                                         --------------    --------------

               The accompanying notes are an integral part of these financial statements

                                                      274

Midland National Life Insurance Company
Separate Account C
Notes to Financial Statements
------------------------------------------------------------------------------------------

1.      Organization and Significant Accounting Policies

        Organization
        Midland National Life Separate Account C ("Separate Account"), a unit investment trust pursuant to the provisions of the Investment Company Act of
        1940 as amended, is a segregated investment account of Midland National Life
        Insurance Company (the "Company") in accordance with the provisions of the
        Iowa Insurance laws.  The assets and liabilities of the Separate Account are clearly identified and distinguished from the other assets and liabilities of the
        Company.  The Separate Account consists of nine insurance products, each with different characteristics and product features which result in varying charges.
        The Separate Account is used to fund variable annuity contracts of the
        Company.  Sammons Financial Network, an affiliate, serves as the underwriter of the variable products.

        Investments
        The Separate Account invests in specified portfolios of Fidelity Variable
        Insurance Products ("VIPF"), American Century Variable Portfolios, Inc.
        ("ACVP"), MFS Variable Insurance Trust ("MFS"), Lord Abbett Series Fund, Inc.
        ("LAC"), Alger Fund ("FAM"), Calvert Variable Series, Inc. ("CAM"), Invesco
        Variable Insurance Funds ("INV"), J.P. Morgan Series Trust II ("JP"), Rydex
        Variable Trust ("RYDEX"), Guggenheim Variable Trust ("GVT"),  ProFunds VP
        ("PF"), Van Eck Worldwide Insurance Trust ("Van Eck"), Janus Aspen Series
        ("JANUS"), PIMCO Variable Insurance Trust ("PIMCO"), Goldman Sachs Variable
        Insurance Trust ("Goldman"), Neuberger Berman Advisors Management Trust
        ("Neuberger"), the Dreyfus Variable Investment Fund ("Dreyfus"), the Direxion
        Insurance Trust ("Direxion"), the Invesco Van Kampen Variable Insurance Funds
        ("IVKVI"), the Morgan Stanley Universal Institutional Funds ("MSUIF"), the
        Northern Lights Variable Trust ("NLVT"), the AB Variable Products Series
        ("ABVPS"), the BlackRock Variable Series Fund, Inc. ("BRVS"), the Columbia
        Variable Portfolio ("CVP"), the Deutsche Variable Insurance Portfolios ("DEUT
        VIP"), the Eaton Vance Variable Trust ("EVVT"), the First Investors Life Series
        ("FILS"), the Franklin Templeton Variable Insurance Products Trust ("FTVIP"), the
        Ivy Funds Variable Insurance Portfolios ("IVY VIP"), the Lazard Retirement
        Series, Inc. ("LRS"), the Legg Mason Partners Variable Equity Trust ("LMVET"),
        the QS Legg Mason Partners Variable Income Trust ("LMVIT"), the Pioneer
        Variable Contracts Trust ("PIONEER VCT"), the Prudential Series Funds
        ("PRUDENTIAL"), and the Royce Capital Fund ("ROYCE") (collectively "the
        Funds"), each diversified open-end management companies registered under the
        Investment Company Act of 1940, as directed by participants.  All of these portfolios have been in existence for more than two years.

        During 2014 the Separate Account began to invest in specified portfolios of the
        Guggenheim Variable Insurance Funds ("GVIF"), the Rydex Variable Insurance
        Funds ("RYDEX VIF"), the Alps Fund ("ALPS"), the American Funds IS ("AFIS"),
        the Oppenheimer Fund ("OPP"), and the Transparent Value Fund ("TVF"),
        (collectively "the Funds"), each diversified open-end management companies registered under the Investment Company Act of 1940, as directed by participants.

        During 2015 the Separate Account began to invest in specified portfolios of the
        T. Rowe Price ("T. ROWE"), (collectively "the Funds"), a diversified open-end management company registered under the Investment Company Act of 1940, as directed by participants.

        Effective March 31, 2011, the MSUIF Mid Cap Growth Portfolio was closed to new investors.  Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective May 2, 2011, the INV Financial Services Fund was renamed the INV
        Dividend Growth Fund.

        Effective August 31, 2011, the NLVT Chariot Absolute Return All Opportunities
        Portfolio was liquidated.  The plan of liquidation and dissolution was approved by the Board of Trustees of the Northern Lights Variable Trust.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge.

        Effective December 5, 2011, the RYDEX Government Long Bond 1.2x Strategy
        fund had a reverse share split.  All policyowners were given half as many shares at twice the price.

        The VIPF Strategic Income Portfolio, VIPF Emerging Markets Portfolio, VIPF
        Real Estate Portfolio, VIPF Money Market Portfolio Service Class 2, MFS Global
        Tactical Allocation Portfolio, MFS International Value Portfolio, MFS Utilities
        Portfolio, MFS New Discover Portfolio Service Class, FAM Capital Appreciation
        Portfolio Class S, RYDEX S&P 500 Pure Growth Fund, RYDEX S&P MidCap
        400 Pure Growth Fund, GVT Multi Hedge Strategies Fund, GVT Managed
        Futures Strategies Fund, GVT DWA Sector Rotation Fund, JANUS Global
        Technology Portfolio, JANUS Overseas Portfolio, JANUS Janus Portfolio,
        JANUS Worldwide Portfolio, JANUS Perkins Mid Cap Value Portfolio, JANUS
        Balanced Portfolio, JANUS Flexible Bond Portfolio, PIMCO Global Multi Asset
        Portfolio, PIMCO Short Term Portfolio, PIMCO Emerging Markets Bond Portfolio,
        PIMCO Global (Unhedged) Bond Portfolio,  PIMCO Commodity Real Return
        Strategy Portfolio, BRVS Basic Value Fund, BRVS Capital Appreciation Fund,
        BRVS Equity Dividend Fun, BRVS Global Allocation Fund, BRVS Large Cap
        Core Fund, BRVS Large Cap Growth Fund, DWS VIP Alternative Asset
        Allocation Portfolio, DWS VIP Global Small Cap Growth Portfolio, DWS VIP
        Dreman Small Mid Cap Value Portfolio, DWS VIP Large Cap Value Portfolio,
        EVVT Floating Rate Income Portfolio, EVVT Large-Cap Value Portfolio, FTVIP
        Mutual Shares Securities Fund, FTVIP Global Bond Securities Fund, FTVIP
        Foreign Securities Fund, FTVIP Developing Markets Securities Fund, FTVIP
        Rising Dividends Securities Fund, IVY VIP Asset Strategy Portfolio, IVY VIP
        Dividend Opportunities Portfolio, IVY VIP Energy Portfolio, IVY VIP Global
        Natural Resources Portfolio,, IVY VIP Growth Portfolio, IVY VIP International
        Core Equity Portfolio, IVY VIP International Growth Portfolio, IVY VIP Mid Cap
        Growth Portfolio, IVY VIP Science and Technology Portfolio, IVY VIP Small Cap
        Growth Portfolio, IVY VIP Small Cap Value Portfolio, LMVET Western Asset
        Variable Global High Yield Bond Portfolio, LMVET CB Variable Mid Cap Core
        Portfolio, PIONEER VCT Fund Portfolio, PIONEER VCT Bond Portfolio,
        PIONEER VCT Strategic Income Portfolio, PIONEER VCT Equity Income
        Portfolio, PIONEER VCT High Yield Portfolio, PRUDENTIAL Jennison 20/20
        Focus Portfolio, PRUDENTIAL Natural Resources Portfolio, PRUDENTIAL SP
        Prudential US Emerging Growth Portfolio, ROYCE Micro-Cap Portfolio, and
        ROYCE Small Cap Portfolio were introduced effective February 1, 2012.

        Effective May 1, 2012, several funds had name changes.  The LAC Mid Cap
        Value Portfolio was renamed the LAC Mid Cap Stock Portfolio, the INV Basic
        Value Fund was renamed the IVKVI Value Opportunities Fund, the INV Dividend
        Growth Fund was renamed the INV Diversified Dividend Fund, the Neuberger
        Regency Portfolio was renamed the Neuberger Mid Cap Intrinsic Value Portfolio, and the RYDEX U.S. Long Short Momentum Fund was renamed the GVT U.S.
        Long Short Momentum Fund.

        Effective July 15, 2012, the IVKVI Mid Cap Value Fund was renamed the IVKVI
        American Value Fund.

        The VIPF Funds Manager 50% Portfolio, VIPF Funds Manager 70% Portfolio,
        VIPF Funds Manager 85% Portfolio, MFS Bond Portfolio, MFS Emerging
        Markets Equity Portfolio, MFS Technology Portfolio, LAC Bond-Debenture
        Portfolio, LAC Fundamental Equity Portfolio, LAC Developing Growth Portfolio,
        RYDEX Biotechnology Fund, GVT Small Cap Value Fund, NLVT Power Income
        Fund, ABVPS Real Estate Investment Portfolio, ABVPS Dynamic Asset
        Allocation Portfolio, ABVPS Small Cap Growth Portfolio, ABVPS Small Mid Cap
        Value Portfolio, DWS VIP Equity 500 Index Portfolio, DWS VIP Small Cap Index
        Portfolio, FTVIP Mutual International Securities Fund, FTVIP Income Securities
        Fund, FTVIP Mutual Global Discovery Securities Fund, FTVIP Balanced
        Portfolio, FTVIP Global Bond Portfolio, LRS International Equity Portfolio, LRS
        Multi Asset Targeted Volatility Portfolio, LMVET CB Variable Equity Income
        Builder Portfolio, LMVET CB Variable Small Cap Growth Portfolio, and LMVIT
        Dynamic Multi Strategy Portfolio were introduced effective October 1, 2012.

        Effective January 31, 2013, the ABVPS Small Cap Growth Portfolio was
        liquidated.  The plan of liquidation and dissolution was approved by the Board of
        Trustees of Alliance Bernstein.  All policyowners were given the opportunity to transfer any values in this fund to any other option(s) of their choice without incurring a transfer charge

        Effective April 29, 2013, several funds had name changes.  The LMVET CB
        Variable Income Builder Portfolio was renamed the LMVET ClearBridge Variable
        Equity Income Builder Portfolio, the LMVER CB Variable Small Cap Growth
        Portfolio was renamed the LMVET ClearBridge Variable Small Cap Growth
        Portfolio, and the LMVET CB Variable Mid Cap Core Portfolio was renamed the
        LMVET ClearBridge Variable Mid Cap Core Portfolio.

        Effective May 1, 2013 the DWS VIP Dreman Small Mid Cap Value Portfolio was
        renamed the DWS VIP Small Mid Cap Value Portfolio, the JANUS Worldwide
        Portfolio was renamed the JANUS Global Research Portfolio, and the VEVIP
        Global Bond Fund was renamed the VEVIP Unconstrained Emerging Markets
        Bond Fund.

        The CVP Contrarian Core 2 Portfolio, CVP Dividend Opportunity 2 Portfolio, CVP
        Emerging Markets Bond 2 Portfolio, CVP High Yield Bond 2 Portfolio, FILS Total
        Return Portfolio, FILS International Portfolio, JANUS Enterprise Services
        Portfolio, and IVY VIP High Income Portfolio were introduced effective August 1,
        2013.

        Effective August 1, 2013, the GVT DWA Sector Rotation Fund and the FTVIP
        Mutual International Securities Fund were liquidated.  The plans of liquidation and dissolution were approved by the Board of Trustees of Guggenheim Variable
        Trust and  Franklin Templeton Variable Insurance Products Trust.  All
        policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge

        Effective October 31, 2013 the GVT US Long Short Momentum Fund was
        renamed the GVT Long Short Equity Fund.

        Effective January 24, 2014, several RYDEX funds had reverse share splits as shown in the following table.

                                                            Split Ratio
        Fund                                             (New to Old Shares)

        RYDEX Government Long Bond 1.2x Strategy Fund           1:3
        RYDEX Inverse Dow 2x Strategy Fund                      1:10
        RYDEX Inverse Government Long Bond Strategy Fund        1:5
        RYDEX Inverse NASDAQ-100 Strategy Fund                  1:5

        Effective April 30, 2014 the CAM SRI Equity Portfolio was merged with the CAM
        S&P 500 Index Portfolio and the INV Utilities Fund was renamed the INV
        Managed Volatility Fund.

        Effective May 1, 2014 several funds had name changes.  The LRS Multi-Asset
        Target Volatility Portfolio was renamed the LRS Global Dynamic Multi Asset
        Portfolio, the FTVIP Rising Dividends Securities Fund was renamed the FTVIP
        Rising Dividends Fund, the FTVIP Income Securities Fund was renamed the
        FTVIP Income Fund, the FTVIP Mutual Shares Securities Fund was renamed the
        FTVIP Mutual Shares Fund, the FTVIP Mutual Global Discovery Securities Fund
        was renamed the FTVIP Mutual Global Discovery Fund, the FTVIP Developing
        Markets Securities Fund was renamed the FTVIP Developing Markets Fund, the
        FTVIP Foreign Securities Fund was renamed the FTVIP Foreign Fund, the
        FTVIP Global Bond Securities Fund was renamed the FTVIP Global Bond Fund, and the PIMCO Global Multi-Asset Portfolio was renamed the PIMCO Global
        Multi-Asset Managed Allocation Portfolio.

        Effective May 1, 2014 several funds had vendor name changes.  The GVT
        Global Managed Futures Strategy Fund was renamed the GVIF Global Managed
        Futures Strategy Fund, the GVT Multi-Hedge Strategies Fund was renamed the
        GVIF Multi-Hedge Strategies Fund, the GVT Small Cap Value Fund was
        renamed the GVIF Small Cap Value Fund, the GVT Long Short Equity Fund was
        renamed the GVIF Long Short Equity Fund, the RYDEX Biotechnology Fund was
        renamed the RYDEX VIF Biotechnology Fund, the RYDEX S&P 500 Pure
        Growth Fund was renamed the RYDEX VIF S&P 500 Pure Growth Fund, and the
        RYDEX S&P MidCap 400 Pure Growth Fund was renamed the RYDEX VIF S&P
        MidCap 400 Pure Growth Fund.

        Effective May 1, 2014 the CAM S&P 500 Index Portfolio was closed to new investors.  Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective June 30, 2014 the Legg Mason Partners Variable Income Trust was
        renamed the QS Legg Mason Partners Variable Income Trust.

        The ALPS Alerian Energy Infrastructure Portfolio, AFIS Asset Allocation Fund,
        AFIS Blue Chip Income and Growth Fund, AFIS Cash Management Fund, AFIS
        Capital Income Builder Fund, AFIS Global Growth Fund, AFIS Global Growth
        and Income Fund, AFIS Global Small Capitalization Fund, AFIS Growth Fund,
        AFIS Growth-Income Fund, AFIS International Fund, AFIS International Growth
        and Income Fund, AFIS New World Fund, AFIS U.S. Government/AAA-Rated
        Securities Fund, BRVS iShares Alternative Strategies Fund, BRVS iShares
        Dynamic Allocation Fund, BRVS iShares Dynamic Fixed Income Fund, BRVS
        iShares Equity Appreciation Fund, FILS Opportunity Fund, OPP Core Bond
        Fund, OPP Discovery Mid Cap Growth Fund, OPP Diversified Alternatives Fund,
        OPP Global Fund, OPP International Growth Fund, OPP Main Street Fund, OPP
        Main Street Small Cap Fund, and TVF Directional Allocation Portfolio were introduced effective August 1, 2014.

        Effective August 1, 2014 the VIPF Money Market Portfolio Service Class 2 and
        the PRUDENTIAL Jennison 20/20 Focus Portfolio were closed to new investors.
        Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective August 11, 2014 the DWS Variable Insurance Portfolio was renamed the Deutsche Variable Insurance Portfolios and the MFS New Discovery Portfolio
        was merged with the MFS New Discovery Series Portfolio and the MFS Utilities
        Portfolio was merged with the MFS Utilities Series Portfolio.

        Effective October 20, 2014, several PF funds had reverse share splits as shown in the following table.

                                                            Split Ratio
        Fund                                             (New to Old Shares)

        PF Short Dow 30 Portfolio                               1:6
        PF Short NASDAQ-100 Portfolio                           1:5
        PF Short Small-Cap Portfolio                            1:5
        PF Ultrashort Dow 30 Portfolio                          1:12
        PF Ultrashort NASDAQ-100 Portfolio                      1:14

        Effective January 1, 2015 the IVY VIP International Growth Portfolio was
        renamed the IVY VIP Global Growth Portfolio.

        Effective April 30, 2015 the OPP Diversified Alternatives Fund was renamed the
        OPP Global Multi-Alternatives Fund and the MFS Bond Portfolio was renamed the MFS Corporate Bond Portfolio.

        Effective May 1, 2015 the LMVET ClearBridge Variable Equity Income Builder
        Portfolio was renamed the LMVET ClearBridge Variable Dividend Strategy
        Portfolio and the Goldman Structured Small Cap Equity Fund was renamed the
        Goldman Small Cap Equity Insights Fund.

        The ALPS Red Rocks Listed Private Equity Portfolio, LMVET ClearBridge
        Variable Aggressive Growth Portfolio, LMVET Western Asset Variable Core
        Bond Plus Portfolio, EVVT Bond Initial Portfolio, JANUS Global Unconstrained
        Bond Portfolio, LAC Short Duration Income Portfolio, MFS Blended Research
        Core Equity Portfolio, PIMCO Foreign Bond (USD-Hedged) Adv Portfolio,
        PIMCO Unconstrained Bond Adv Portfolio, T. ROWE Blue Chip Growth Portfolio,
        and T. ROWE Health Sciences Portfolio were introduced effective August 1,
        2015.

        Effective August 1, 2015 the BRVS Large Cap Core Fund, BRVS Capital
        Appreciation Fund, DEUT VIP Large Cap Value Portfolio, and the PIMCO Global
        (Unhedged) Bond Portfolio were closed to new investors.  Policyholders that had existing shares in the fund were allowed to continue to make additional investments into the fund.

        Effective August 7, 2015, the PIMCO Commodity Real Return Strategy Portfolio
        had a reverse share split as shown in the following table.

                                                                Split Ratio
        Fund                                                (New to Old Shares)

        PIMCO Commodity Real Return Strategy Portfolio             1:2

        Effective October 30, 2015 the Direxion HY Bond Fund was liquidated.  The plans of liquidation and dissolution were approved by the Board of Trustees of
        Direxion Insurance Trust.  All policyowners were given the opportunity to transfer any values in these funds to any other option(s) of their choice without incurring a transfer charge.  Any funds not transferred when the fund was closed were transferred to the Profunds Money Market Portfolio.

        Effective November 6, 2015 the Neuberger Small Cap Growth Portfolio was
        merged with the Neuberger Mid Cap Growth Portfolio.

        Effective December 1, 2015 the VIPF Money Market Portfolio was renamed the
        VIPF Government Money Market Portfolio.

        Fair Value
        Investments in shares of the Funds are valued at the net asset values (fair values) of the respective portfolios of the Funds corresponding to the investment portfolios of the Separate Account.  Investment transactions are recorded on the trade date (the date the order to buy or sell is executed).  Dividends are automatically reinvested in shares of the Funds.

        Current accounting standards define fair value as based on an exit price, which is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The fair value standards also establish a hierarchal disclosure framework which prioritizes and ranks the level of market price observability used in measuring financial instruments at fair value.  Market price observability is affected by a number of factors, including the type of instrument and the characteristics specific to the instrument.  Financial instruments with readily available active quoted prices or for which fair value can be measured from actively quoted prices generally will have a higher degree of market price observability and a lesser degree of judgment used in measuring fair value.

        The Company determines the fair value of its investments, in the absence of observable market prices, using the valuation methodologies described below applied on a consistent basis. For some investments, market activity may be minimal or nonexistent and management's determination of fair value is then based on the best information available in the circumstances and may incorporate management's own assumptions, which involves a significant degree of judgment.

        Financial instruments measured and reported at fair value are classified and disclosed in one of the following categories.

        Level 1 - Quoted prices are available in active markets for identical financial instruments as of the reporting date. The types of financial instruments included in Level 1 are mutual funds.  As required by the fair value measurements guidance, the Company does not adjust the quoted price for these financial instruments, even in situations where it holds a large position and a sale could reasonably impact the quoted price.

        Level 2 - Fair values are based on quoted prices for similar assets or liabilities in active and inactive markets.  Inactive markets involve few transactions for similar assets or liabilities and the prices are not current or price quotations vary substantially over time or among market makers, which would include some broker quotes.  Level 2 inputs also include corroborated market data such as interest rate spreads, yield curves, volatilities, prepayment speeds, credit risks and default rates.  The Company does not hold any Level 2 securities in the Separate Account.

        Level 3 - Pricing inputs are unobservable for the financial instrument and include situations where there is little, if any, market activity for the financial instrument.  These inputs may reflect the Company's estimates of the assumptions that market participants would use in valuing the financial instruments.  The Company does not hold any Level 3 securities in the Separate
        Account.

        In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, a financial instrument's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.  The assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the financial instrument.

        At December 31, 2015, the Company's investments were classified as follows:

                              Quoted prices       Significant
                                in active            other          Significant
                                markets for        observable      unobserveable
                             identical assets        inputs           inputs
        Assets                  (Level 1)          (Level 2)         (Level 3)             Total

        Mutual Funds         $   939,660,518      $    -            $    -            $   939,660,518

        It is the Company's policy to recognize transfers between levels at the end of the reporting period.  There were no transfers between levels for the year ended
        December 31, 2015.

        The first-in, first-out ("FIFO") method is used to determine realized gains and losses on investments.  Dividend and capital gain distributions are recorded as income on the ex-dividend date.

        Federal Income Taxes
        The operations of the Separate Account are included in the federal income tax return of the Company.  Under the provisions of the policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account.  No charge is currently being made against the Separate
        Account for such tax since, under current law, the Company pays no tax on investment income and capital gains reflected in variable annuity policy reserves.  However, the Company retains the right to charge for any federal income tax incurred which is attributable to the Separate Account if the law is changed.  Charges for state and local taxes, if any, attributable to the Separate
        Account may also be made.

        New and Adopted Accounting Pronouncements
        In June 2013, the Financial Account Standards Board ("FASB") issued Accounting
        Standards Update ("ASU") No. 2013-08, "Financial Services - Investment Companies
        (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements,"
        which amends the criteria an entity would need to meet to qualify as an investment company under Accounting Standards Codification ("ASC") 946. The amendments clarify the characteristics of an investment company and provide comprehensive guidance for assessing whether an entity is an investment company. ASU 2013-08 also requires entities to disclose their status as an investment company and investment companies to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting. The amendments in ASU 2013-08 are effective for an entity's interim and annual reporting periods in fiscal years that begin after December 15, 2013.
        Earlier application is prohibited. The Variable Account adopted ASU 2013-08 on
        January 1, 2014. The Variable Account is characterized as an investment company under ASU 2013-08. The adoption did not have a significant impact on the Variable
        Account's financial statements.

        Accounting Pronouncements Not Yet Adopted
        In August 2014, FASB issued ASU No. 2014-15, "Presentation of Financial Statements
        - Going Concern (Subtopic 205-40): Disclosure of Uncertainties about an Entity's
        Ability to Continue as a Going Concern," which is in connection with preparing financial statements for each annual and interim reporting period. An entity's management should evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the entity's ability to continue as a going concern within one year after the date that the financial statements are issued (or within one year after the date that the financial statements are available to be issued when applicable). Management's evaluation should be based on relevant conditions and events that are known and reasonably knowable at the date that the financial statements are issued (or at the date that the financial statements are available to be issued when applicable). The amendments in ASU
        2014-15 are effective for an entity's annual reporting period in fiscal years that end after December 15, 2016. Earlier application is prohibited. The Variable
        Account will adopt ASU 2014-15 and does not expect its requirements to have a significant impact on the Variable Account's financial statements.

        Use of Estimates
        The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.  Actual results could differ from those estimates.

        Related Party Transactions
        The Guggenheim Variable Insurance Funds and the Rydex Variable Trust Funds are
        managed by indirect affiliates of the Company. The sponsor company, Midland
        National Life Insurance Company, pays fees to an affiliate of Guggenheim for providing administrative services on certain variable annuity products.

        Subsequent Events
        The Company evaluated subsequent events through April 26, 2016, the date the financial statements were available to be issued.  Effective April 1, 2016 the the QS Legg Mason Partners Variable Income Trust Dynamic Multi-Strategy
        Portfolio will be renamed the QS Variable Income Trust Dynamic Multi-Strategy
        Portoflio.  Effective April 29, 2016, the LMVIT ClearBridge Variable Mid Cap Core
        Portfolio will be renamed the LMVIT ClearBridge Variable Mid Cap Portfolio.
        Effective May 1, 2016, the AFIS Funds Cash Management Fund will be renamed the AFIS Ultra-Short Bond Fund and the Van Eck Global Hard Assets Fund will be renamed the VanEck Global Hard Assets Fund.  Effective May 1, 2016, the
        TVF Directional Allocation Portfolio will be closed to new investors and on June
        6, 2016 the portfolio will be liquidated.

2.      Expenses

        The Company is compensated for certain expenses as described below.  The rates of each applicable charge are described in the Separate Account's prospectus.

        o       A contract administration fee is charged to cover the Company's record keeping and other administrative expenses incurred to operate the Separate
                Account. This fee is allocated to the individual portfolios of the Funds based on the net asset value of the portfolios in proportion to the total net asset value of the Separate Account.

        o       A mortality and expense risk fee is charged in return for the Company's assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with policies issued. This fee is charged directly to the individual portfolios of the Funds based on the net asset value of the portfolio.

        o       A transfer charge is imposed on each transfer between portfolios of the
                Separate Account in excess of a stipulated number of transfers in any one contract year. A deferred sales charge may be imposed in the event of a full or partial withdrawal within the stipulated number of years.

        The rates of each applicable charge depending on the product are summarized below.

                                  Product                       M&E Charge         Admin Fee        Maintenance Fee
Midland National Advantage Variable Annuity*                       0.95%             0.00%              $ 30.00
Midland National Advantage II*                                     1.40%             0.00%              $ 30.00
Midland National Advantage III*                                    1.35%             0.00%              $ 30.00
Midland National MNL Advisor*                                      1.55%             0.00%              $ 30.00
Midland National Variable Annuity*                                 1.25%             0.15%              $ 33.00
Midland National Variable Annuity II*                              1.25%             0.15%              $ 35.00
Midland National Vector Variable Annuity*                     0.85% to 1.10%         0.45%              $ 30.00
Midland National Vector II Variable Annuity*                  1.20% to 1.45%         0.45%              $ 30.00
Sammons Retirement Solutions LiveWell Variable Annuity             1.00%             0.35%              $ 40.00
Sammons Retirement Solutions LiveWell Variable
  Annuity-Value Endorsement                                        1.00%             0.15%              $ 40.00

*New contracts are no longer being issued for this product

3.      Purchases and Sales of Investment Securities

        The aggregate cost of purchases and proceeds from sales of investments for the years ended December 31, 2015 and 2014 were as follows:

                                                                   2015                                 2014
                                                    -----------------------------------  -----------------------------------
Portfolio                                              Purchases            Sales           Purchases            Sales

Fidelity Variable Insurance Products
    Government Money Market Portfolio                   $ 69,675,343      $ 70,949,971       $ 47,456,466      $ 27,973,849
    High Income Portfolio                                 55,689,155        56,165,971          9,767,330        35,450,816
    Equity-Income Portfolio                                1,759,131         2,356,252          2,208,925         4,118,958
    Growth Portfolio                                       2,928,596         2,465,719          2,669,503         3,980,935
    Overseas Portfolio                                     3,975,457         3,470,741          2,728,375         3,734,042
    Mid Cap Portfolio                                      5,224,233         1,953,942          8,081,343         6,504,991
    Asset Manager Portfolio                                  189,672           280,930            158,605           271,049
    Investment Grade Bond Portfolio                        4,506,975         5,650,836          7,845,760         8,033,696
    Index 500 Portfolio                                    1,899,737         4,422,817          2,487,315         6,015,512
    Contrafund Portfolio                                   8,314,273         6,630,190          5,683,990         5,641,819
    Asset Manager: Growth Portfolio                          141,779           186,335             63,971           131,522
    Balanced Portfolio                                       622,875         1,248,851          1,572,271         1,570,437
    Growth & Income Portfolio                                459,268         1,214,520            528,766           666,337
    Growth Opportunities Portfolio                           845,952           938,404          1,361,628         1,652,430
    Value Strategies Portfolio                             1,657,451           672,866          1,895,262         2,440,435
    Strategic Income Portfolio                             2,235,730           830,084          2,073,334           395,393
    Emerging Markets Portfolio                               658,936           229,811            324,174            26,736
    Real Estate Portfolio                                  7,584,404         2,693,154          6,117,392           668,538
    Funds Manager 50% Portfolio                            1,593,938           421,299            821,938           200,616
    Funds Manager 70% Portfolio                            1,306,938            37,681            166,236            47,124
    Funds Manager 85% Portfolio                              423,771           134,847            394,226           310,133
    Government Money Market Portfolio Service Class 2        189,523         2,284,156         10,054,000        13,739,084
American Century Variable
 Portfolios, Inc.
    Balanced Fund                                          1,714,732         2,111,710          1,506,744         1,017,448
    Capital Appreciation Fund                              2,255,178         2,312,423          2,633,178         2,536,795
    International Fund                                     3,271,820         4,232,152          2,001,685         3,229,441
    Value Fund                                            14,522,581         4,289,281         10,665,035         4,186,589
    Income & Growth Fund                                   3,318,199         4,932,184          3,804,542         4,062,379
    Inflation Protection Fund                              1,927,584         1,985,032          2,012,009         1,917,300
    Large Company Value Fund                                 792,521         1,418,604          2,655,049         2,708,813
    Mid Cap Value Fund                                     6,446,438         4,584,283          7,549,946         2,792,901
    Ultra Fund                                             5,537,645         6,514,879          3,542,167         2,749,361
MFS Variable Insurance Trust
    Research Series                                           48,028           106,561            126,792           181,476
    Growth Series                                          2,396,864         1,345,279          1,006,370         2,022,451
    Investors Trust Series                                 1,117,258         2,738,625          1,804,541           228,166
    New Discovery Series                                   1,960,978         2,176,463          3,446,312         2,726,871
    Corporate Bond Portfolio                               1,164,755           651,592            743,823            74,363
    Emerging Markets Equity Portfolio                        300,428           111,005            221,107           254,622
    Technology Portfolio                                   1,781,257           211,774            112,818             3,995
    Global Tactical Allocation Portfolio                     468,838           118,731            211,081            59,318
    International Value Portfolio                          3,506,457           443,065          1,265,903           684,883
    Utilities Portfolio                                            -                 -          2,202,320         3,733,035
    Utilities Series Portfolio                             3,701,657         1,222,512          4,879,095           577,715
    New Discovery Portfolio Service Class                          -                 -            400,419           682,844
    Blended Research Core Equity Portfolio                   272,430             2,449                  -                 -
Lord Abbett Series Fund, Inc.
    Growth & Income Portfolio                              1,275,067         1,759,153            415,249           616,904
    Mid-Cap Stock Portfolio                                  439,542         1,305,192            505,364         1,455,811
    International Opportunities Portfolio                  4,557,904         4,910,075          2,900,108         3,509,741
    Bond-Debenture Portfolio                               6,708,379         1,191,940          3,079,142           295,626
    Fundamental Equity Portfolio                           1,044,933           264,828            969,339           585,811
    Developing Growth Portfolio                            1,867,823           556,312            484,585           108,292
    Short Duration Income Portfolio                        2,166,322           405,659                  -                 -
Alger Fund
    LargeCap Growth Portfolio                              3,369,121         3,722,305          4,949,855         6,725,797
    MidCap Growth Portfolio                                1,755,341         3,524,831          3,449,181         4,796,294
    Capital Appreciation Portfolio                         1,899,239         1,362,838          2,080,137         4,627,149
    SmallCap Growth Portfolio                                263,797           218,045            166,730           416,137
    Capital Appreciation Portfolio Class S                15,677,162         1,583,034          9,585,436           722,711
Calvert Variable Series, Inc.
    Mid Cap Growth Portfolio                               4,818,166         3,082,511          2,271,846         2,165,125
    Equity Portfolio                                               -                 -            123,892         1,155,757
    S&P 500 Index Portfolio                                  567,714           510,104          1,640,516           516,607
Invesco Variable Insurance Funds
    Technology Fund                                          548,232           469,203            191,730           184,779
    Managed Volatility Fund                                  754,785           675,566            715,266           378,458
    Diversified Dividend Fund                              3,270,179         4,249,441          5,118,712         3,987,062
    Global Health Care Fund                                2,040,683         1,284,660          1,199,745           909,738
    Global Real Estate Fund                                1,151,913         1,296,828            668,684           657,099
    International Growth Fund                                844,247           890,469            771,184           763,942
    Mid Cap Core Equity Fund                                 824,915           758,888            498,859           611,645
J.P. Morgan Series Trust II
    Core Bond Portfolio                                    2,404,163         2,668,501          4,450,462         4,810,502
    Small Cap Core Portfolio                               1,222,638         2,280,643          3,998,075         3,654,768
Rydex Variable Trust
    Nova Fund                                                286,590           441,375            485,697           418,181
    NASDAQ-100 Fund                                        2,651,149         2,732,303          6,620,778         7,343,331
    U.S. Government Money Market Fund                      2,715,900         2,820,760          1,060,645           738,312
    Inverse S&P 500 Strategy Fund                             30,931            26,243            226,869           318,209
    Inverse NASDAQ-100 Strategy Fund                          70,244           111,750            379,381           440,349
    Inverse Government Long Bond Strategy Fund                39,560            23,755             64,512           219,770
    Government Long Bond 1.2x Strategy                    17,576,397        17,919,638         16,985,601        17,608,368
    NASDAQ-100 2x Strategy Fund                                1,256               110              6,191             4,343
    Inverse Dow 2x Strategy Fund                                   -                 8                559               567
Rydex Variable Insurance Fund
    Biotechnology Fund                                     7,224,096         1,455,452          2,543,474           206,458
    S&P 500 Pure Growth Fund                               2,485,268           729,632          2,009,058           348,591
    S&P MidCap 400 Pure Growth Fund                        1,780,990           604,540            429,114           110,050
Guggenheim Variable Insurance Fund
    Long Short Equity Fund                                   631,191           149,382            200,732           200,784
    Multi-Hedge Strategies Fund                            3,173,792         1,228,922          1,078,706           279,113
    Global Managed Futures Strategy Fund                     926,764           423,182            120,050            37,392
    Small Cap Value Fund                                   1,410,320           741,159          1,464,859           762,902
ProFunds VP
    Access VP High Yield Fund                                525,560           979,114          2,882,993         2,635,077
    Asia 30                                                  716,458           732,539            298,264           318,424
    Banks                                                  1,247,188         1,312,228            545,956           458,356
    Basic Materials                                        1,311,461         1,221,582            984,580         1,412,602
    Bear                                                   4,110,788         4,142,971          8,066,752         8,001,740
    Biotechnology                                          3,360,307         2,914,705          1,320,871         1,538,765
    Bull                                                  17,167,016        18,588,518         44,024,636        42,914,537
    Consumer Goods                                         1,177,535         1,560,335            475,723           806,992
    Consumer Services                                      2,799,031         2,617,329            349,222           939,411
    Dow 30                                                 1,774,806         2,651,153          3,351,549         1,963,045
    Emerging Markets                                       1,112,060         1,146,560          1,324,689         1,741,659
    Europe 30                                                828,378           814,175            456,447           488,963
    Falling U.S. Dollar                                      652,795           672,442            162,602           178,421
    Financials                                             2,053,297         2,501,779          1,502,100           920,994
    Health Care                                            4,609,839         5,470,438          2,843,786         2,810,860
    Industrials                                              147,376           183,855            869,313         1,179,008
    International                                            566,384           547,248            405,128           346,036
    Internet                                                 853,332           694,489            318,952           324,556
    Japan                                                  1,982,078         2,014,066            595,940           548,821
    Large-Cap Growth                                       2,242,808         2,913,195          2,733,271         2,235,707
    Large-Cap Value                                          844,286         1,535,034          2,754,049         2,437,961
    Mid-Cap                                                9,368,936         7,749,964          4,265,602         5,051,682
    Mid-Cap Growth                                         3,510,760         2,832,608          1,163,626           898,417
    Mid-Cap Value                                            453,277           474,658          1,304,660         1,415,793
    Money Market                                          61,976,116        61,546,806         83,021,660        83,766,777
    Oil & Gas                                              1,253,091         1,187,987          1,677,360         1,697,495
    NASDAQ-100                                            20,449,256        21,698,569         22,356,599        21,253,108
    Pharmaceuticals                                          985,194           914,196          1,488,554           969,140
    Precious Metals                                        1,682,847         1,739,197            648,398           758,194
    Real Estate                                            1,703,426         2,498,189          1,628,567           908,033
    Rising Rates Opportunity                               1,251,269         1,474,994          2,071,696         1,888,987
    Semiconductor                                             54,840            84,114            295,998           253,114
    Short Dow 30                                             185,197           223,293            312,883           273,546
    Short Emerging Markets                                   164,594           156,514            159,164           190,105
    Short International                                       24,061            25,013              5,491             3,559
    Short Mid-Cap                                             31,528            18,498            142,419           140,409
    Short NASDAQ-100                                      17,398,544        17,241,997         14,857,366        14,976,799
    Short Small-Cap                                          185,267            70,488          2,641,985         2,615,037
    Small-Cap                                              2,948,985         2,181,373          2,777,380         3,560,472
    Small-Cap Growth                                       3,051,540         2,695,312          1,475,185         1,357,906
    Small-Cap Value                                           49,425            46,040            189,349           431,042
    Technology                                             1,662,718         1,075,310            806,453           608,331
    Telecommunications                                     2,463,988         1,879,502            156,952           117,213
    U.S. Government Plus                                   5,690,455         5,671,531          3,683,582         3,365,783
    UltraBull                                              4,232,468         5,412,840         16,205,038        18,906,188
    UltraMid-Cap                                           5,497,478         5,518,233          3,035,806         3,236,654
    UltraNASDAQ-100                                        1,774,329         2,372,903          4,012,682         3,361,295
    UltraShort Dow 30                                        275,378           288,710            387,347           513,709
    UltraShort NASDAQ-100                                    388,199           407,557            567,559           601,761
    UltraSmall-Cap                                         2,704,177         2,864,723          5,368,956         5,438,144
    Utilities                                              2,609,997         3,018,255          1,689,599         1,227,911
Van Eck Worldwide Insurance Trust
    Global Hard Assets Fund                                3,539,892         3,028,689          3,992,689         6,280,056
    Emerging Markets Fund                                  2,947,785         2,941,116          7,405,061         7,768,567
    Unconstrained Emerging Markets Bond Fund               2,077,861         1,943,361          7,815,084         7,767,531
Janus Aspen Series
    Global Technology Portfolio                              507,755            64,123             78,467            35,699
    Overseas Portfolio                                       511,407           155,029            152,443            33,349
    Janus Portfolio                                          543,656           341,046            243,462            14,359
    Enterprise Services Portfolio                          2,347,791           834,817            846,603            65,578
    Global Research Portfolio                                547,607           165,621            232,723             9,648
    Perkins Mid Cap Value Portfolio                        1,078,140           395,067            521,374           425,638
    Balanced Portfolio                                     4,638,395         1,388,024          3,988,174           233,776
    Flexible Bond Portfolio                                2,918,900         1,249,710          1,405,264           262,320
    Global Unconstrained Bond Portfolio                      396,677               330                  -                 -
PIMCO Variable Insurance Trust
    Total Return Portfolio                                27,695,995        31,885,736         42,487,846        29,652,333
    Low Duration Portfolio                                13,725,487         7,049,412          9,774,999        13,993,510
    High Yield Portfolio                                  16,613,661        19,067,091         21,475,332        25,726,703
    Real Return Portfolio                                 10,559,380         3,043,046          7,307,244         2,522,410
    All Asset Portfolio                                    2,385,564         1,330,414          2,700,034         1,133,255
    Global Multi-Asset Managed Allocation Portfolio          132,855            88,282             66,858            44,859
    Short-Term Portfolio                                  26,191,242         5,844,375         18,609,703         2,328,132
    Emerging Markets Bond Portfolio                          504,641           189,112            577,106           272,190
    Global (Unhedged) Bond Portfolio                         264,555            74,274            443,024           308,328
    Commodity Real Return Strategy Portfolio               4,594,320           701,575          3,396,563           262,617
    Foreign Bond (USD-Hedged) Adv Portfolio                  140,819             3,554                  -                 -
    Unconstrained Bond Adv Portfolio                         853,912            54,453                  -                 -
Goldman Sachs Variable Insurance Trust
    Small Cap Equity Insights Fund                         3,686,859         4,855,438          2,977,145         2,628,786
    Large Cap Value Fund                                      62,248            79,562          1,023,114           988,109
    Mid Cap Value Fund                                       637,001         1,430,473          1,542,607         1,765,080
Neuberger Berman Advisors Management Trust
    SmallCap Growth Portfolio                                185,399           489,720          1,126,445         1,259,901
    Mid-Cap Growth Portfolio                                 679,950         1,679,311          1,754,069           253,751
    AMT Mid Cap Intrinsic Value Portfolio                    249,806           265,779          1,652,835         1,692,534
Dreyfus Variable Investment Fund
    Appreciation Portfolio                                 1,206,709         1,720,644          1,181,008         1,941,281
    International Value Portfolio                            336,911           368,120            394,339           619,113
    Socially Responsible Growth Fund                          62,505           201,096            263,035           119,571
Direxion Insurance Trust
    HY Bond Fund                                              88,401           144,446          1,103,922         1,137,422
Invesco Van Kampen Variable Insurance Fund
    Growth and Income Portfolio                              569,975         1,287,592          1,009,078           955,703
    Value Opportunities Fund                                  57,706            55,851            144,656           251,701
    American Value Fund                                      258,936           368,897            358,413           439,400
Morgan Stanley Universal Institutional Funds
    Emerging Markets Debt Portfolio                           75,256           429,735            668,389           609,497
    Emerging Markets Equity Portfolio                        265,655           620,616            520,609           738,557
    Mid Cap Growth Portfolio                                  39,426            41,638            153,706           187,339
    U.S. Real Estate Portfolio                               171,805           320,610            431,719           374,350
Northern Lights Variable Trust
    Adaptive Allocation Portfolio                          1,120,548         5,458,798          1,608,943         4,490,523
    Power Income Fund                                      1,057,525         1,419,285          1,106,214           209,819
AB Variable Products Series
    Real Estate Investment Portfolio                         961,137           280,205            351,276           111,569
    Dynamic Asset Allocation Portfolio                       223,725            92,418            153,760            11,343
    Small Cap Growth Portfolio                                23,738            10,328             10,223            17,593
    Small Mid Cap Value Portfolio                            804,072           410,538          1,256,887           746,605
BlackRock Variable Series Fund, Inc.
    Basic Value Fund                                       1,905,151           704,566          2,041,349           556,352
    Capital Appreciation Fund                                740,728           234,774            431,877           102,421
    Equity Dividend Fund                                   2,784,951           560,880          1,952,496           325,523
    Global Allocation Fund                                 8,224,554         1,558,304          5,519,597           852,501
    Large Cap Core Fund                                      662,162           333,244            658,953            60,972
    Large Cap Growth Fund                                  1,282,861         1,228,555          1,362,863            54,145
    iShares Alternatives Strategies Fund                     354,041            47,744            430,751           100,458
    iShares Dynamic Allocation Fund                          191,651            12,009             10,301                25
    iShares Dynamic Fixed Income Fund                        278,814            70,244             68,130               108
    iShares Equity Appreciation Fund                         242,452             1,134             12,619                21
Columbia Variable Portfolio
    Contrarian Core 2 Portfolio                              740,572           174,958            250,213            45,832
    Dividend Opportunity Portfolio                         1,762,955           764,254          1,140,218            59,604
    Emerging Markets Bond Portfolio                        3,678,393           752,925          2,754,521           108,481
    High Yield Portfolio                                   2,106,407           362,982            885,747            88,491
Deutsche Variable Insurance Portfolios
    Equity 500 Index Portfolio                             6,592,985           727,688          2,027,479           220,880
    Small Cap Index Portfolio                                924,856           476,278            398,197            97,726
    Alternative Asset Allocation Portfolio                 1,405,983           469,805            697,574            30,955
    Global Small Cap Portfolio                               433,350           418,635            824,777           431,713
    Small Mid Cap Value Portfolio                            642,500           305,549            234,654           145,955
    Large Cap Value Portfolio                                243,292           169,942            244,292            40,605
Eaton Vance Variable Trust
    Floating Rate Income Portfolio                         7,645,830         2,907,014          6,673,703         1,708,432
    Large-Cap Value Portfolio                                659,893           321,327            449,148           100,671
    Bond Initial Portfolio                                    45,355            22,554                  -                 -
First Investors Life Series
    Total Return Portfolio                                   103,520            20,965            316,194           134,060
    International Portfolio                                  104,866            75,327            105,236             6,712
    Opportunity Fund                                       6,736,294           722,389          1,711,730             9,028
Franklin Templeton Variable Insurance Products Trust
    Mutual Shares Fund                                     2,613,118           780,299          1,418,098           846,840
    Income Fund                                            6,504,630         2,168,016          7,346,018         1,366,523
    Global Bond Fund                                      12,642,141         2,183,737          8,332,463           579,312
    Foreign Fund                                          13,409,888         1,810,124         10,406,919           782,136
    Developing Markets Fund                                1,268,423           496,287          2,443,415           568,793
    Mutual Global Discovery Fund                           3,199,229           719,414          2,236,062           404,343
    Rising Dividends Fund                                  5,375,417         1,458,571          3,989,730           715,569
Ivy Funds Variable Insurance Portfolios
    Asset Strategy Portfolio                               3,867,247         1,160,319          4,766,912         1,844,295
    Balanced Portfolio                                     3,948,868         1,391,726          2,912,938           250,450
    Dividend Opportunities Portfolio                         742,786           152,748            421,370            90,340
    Energy Portfolio                                         733,977           276,831            745,932           397,483
    Global Bond Portfolio                                    384,178            96,609            308,023            51,616
    Global Natural Resources Portfolio                       295,133            50,797            136,292            73,561
    Growth Portfolio                                       1,941,721           247,039            568,035            39,380
    High Income Portfolio                                  7,812,996         2,360,867          9,747,146         3,443,072
    International Core Equity Portfolio                    3,158,234           381,041          1,548,915           163,076
    Global Growth Portfolio                                  528,188           161,472            276,300            21,656
    Mid Cap Growth Portfolio                               1,610,758           305,020            873,190           340,865
    Science and Technology Portfolio                       3,046,254         1,048,888          2,323,809           582,709
    Small Cap Growth Portfolio                             3,161,364           196,705            645,257           307,863
    Small Cap Value Portfolio                              3,692,471           903,701          3,062,649           282,052
Lazard Retirement Series, Inc.
    International Equity Portfolio                           153,443            17,875            341,899             3,842
    Global Dynamic Multi Asset Portfolio                   1,563,547           473,266            631,649            74,296
Legg Mason Partners Variable Equity Trust
    Western Asset Variable Global High Yield Bond Portfolio   84,604            62,230            200,833           382,967
    ClearBridge Variable Mid Cap Core Portfolio            1,465,008           674,795            696,933            63,591
    ClearBridge Variable Dividend Strategy Portfolio       1,740,463           249,522            413,195            65,133
    ClearBridge Variable Small Cap Growth Portfolio          789,058           282,664            402,051           111,991
    ClearBridge Variable Aggressive Growth Portfolio         116,434            20,324                  -                 -
    Western Asset Variable Core Bond Plus Portfolio        6,231,630             7,863                  -                 -
QS Legg Mason Partners Variable Income Trust
    Dynamic Multi Strategy Portfolio                         317,499            58,655            484,593           204,678
Pioneer Variable Contracts Trust
    Fund Portfolio                                           270,884            83,969            100,630            12,769
    Bond Portfolio                                        21,375,425         2,548,191          4,208,655           698,941
    Strategic Income Portfolio                             5,188,369         1,510,531          5,124,244         2,033,031
    Equity Income Portfolio                                1,661,786           285,250            937,815           319,878
    High Yield Portfolio                                   5,089,923         4,846,865          3,846,207         6,016,628
Prudential Series Funds
    Jennison 20/20 Focus Portfolio                            43,639            48,394            127,676            55,998
    Natural Resources Portfolio                              486,071           274,120            377,732            52,437
    SP Prudential US Emerging Growth Portfolio               355,354           374,226            276,449           136,543
Royce Capital Fund
    Micro-Cap Portfolio                                      155,503            58,049            315,882            53,413
    Small Cap Portfolio                                    6,165,636           938,393          3,962,339           281,827
Alps
    Alerian Energy Infrastructure Portfolio                  939,591            97,790            422,901            10,396
    Red Rocks Listed Private Equity Portfolio                170,863             4,376                  -                 -
American Funds IS
    Asset Allocation Fund                                  8,331,837           318,251            681,115            35,211
    Blue Chip Income and Growth Fund                       5,494,862         1,215,206          2,151,499             3,307
    Cash Management Fund                                  30,215,527        21,574,144         14,838,608         7,600,113
    Capital Income Builder Fund                            4,577,159           210,782            629,589             1,350
    Global Growth Fund                                     2,305,018           165,945            260,681             2,920
    Global Growth and Income Fund                          2,615,100           196,353            257,152           103,611
    Global Small Capitalization Fund                       2,460,275            98,522             93,031             2,750
    Growth Fund                                            4,391,294           403,922            863,298             3,984
    Growth-Income Fund                                     4,547,359           312,633          1,076,742             3,319
    International Fund                                     1,541,589            54,227            290,680               367
    International Growth and Income Fund                   1,419,367           129,624            100,514             2,712
    New World Fund                                         8,321,153           852,056          2,262,033            12,516
    U.S. Government/AAA-Rated Securities Fund              6,057,739         1,117,429            774,041           355,839
Oppenheimer VA Service  Class
    Core Bond Fund                                         1,349,018           333,964            301,437            10,326
    Discovery Mid Cap Growth Fund                          1,034,511            64,844             24,452                41
    Global Multi-Alternatives Fund                           230,501           152,190            109,681               222
    Global Fund                                            1,322,783           285,749             55,861                96
    International Growth Fund                              1,074,679            54,931            224,361               345
    Main Street Fund                                         994,980           127,661             14,097                46
    Main Street Small Cap Fund                             1,785,863           703,619            580,296             1,039
Transparent Value VI
    Directional Allocation Portfolio                          81,790            36,057            132,372             6,131
T. Rowe Price
    Blue Chip Growth Portfolio                             2,019,221            26,629                  -                 -
    Health Sciences Portfolio                              1,894,354            51,143                  -                 -
                                                    -----------------  ----------------  -----------------  ----------------
                                                       $ 950,381,357     $ 660,777,190      $ 804,444,568     $ 644,534,846
                                                    -----------------  ----------------  -----------------  ----------------

4.      Summary of Changes from Unit Transactions

        Transactions in units for the years ended December 31, 2015 and 2014 were as follows:

                                                                    2015                                    2014
                                                     --------------------------------------  ------------------------------------
                                                                               Net Increase/                          Net Increase/
Portfolio                                            Purchases      Sales      (Decrease)    Purchases      Sales     (Decrease)

Fidelity Variable Insurance Products
   Government Money Market Portfolio                  6,768,628    6,862,616       (93,988)   4,566,302    2,665,470   1,900,832
   High Income Portfolio                              2,775,241    2,785,275       (10,034)     669,725    1,824,836  (1,155,111)
   Equity-Income Portfolio                               25,768      100,012       (74,244)      93,648      189,509     (95,861)
   Growth Portfolio                                     118,026       96,592        21,434      157,481      195,124     (37,643)
   Overseas Portfolio                                   257,074      196,533        60,541      165,227      206,025     (40,798)
   Mid Cap Portfolio                                    375,448      200,280       175,168      466,588      307,653     158,935
   Asset Manager Portfolio                                3,441       11,597        (8,156)       3,746       10,986      (7,240)
   Investment Grade Bond Portfolio                      292,756      359,078       (66,322)     528,207      530,241      (2,034)
   Index 500 Portfolio                                   72,598      191,323      (118,725)     111,613      281,264    (169,651)
   Contrafund Portfolio                                 448,851      313,479       135,372      357,237      242,874     114,363
   Asset Manager: Growth Portfolio                        6,079        8,120        (2,041)       3,433        4,700      (1,267)
   Balanced Portfolio                                    24,241       60,084       (35,843)      56,989       82,499     (25,510)
   Growth & Income Portfolio                             14,496       50,672       (36,176)      24,017       29,387      (5,370)
   Growth Opportunities Portfolio                        28,083       41,889       (13,806)      74,305       90,218     (15,913)
   Value Strategies Portfolio                           113,759       47,142        66,617      124,087      147,462     (23,375)
   Strategic Income Portfolio                           241,181      116,538       124,643      211,309       64,643     146,666
   Emerging Markets Portfolio                            69,354       26,638        42,716       35,200        5,101      30,099
   Real Estate Portfolio                                785,516      469,702       315,814      612,924      230,222     382,702
   Funds Manager 50% Portfolio                          160,922       66,698        94,224       74,009       21,115      52,894
   Funds Manager 70% Portfolio                           98,615        2,277        96,338       13,369        3,702       9,667
   Funds Manager 85% Portfolio                           41,887       20,547        21,340       35,396       28,307       7,089
   Government Money Market Portfolio Service Class 2     31,122      244,429      (213,307)   1,289,212    1,659,807    (370,595)
American Century Variable
 Portfolios, Inc.
   Balanced Fund                                         75,379      108,018       (32,639)      62,828       52,604      10,224
   Capital Appreciation Fund                             68,598       75,866        (7,268)      78,995       98,432     (19,437)
   International Fund                                   206,476      249,299       (42,823)     112,803      183,257     (70,454)
   Value Fund                                         1,376,229      612,103       764,126      862,179      337,424     524,755
   Income & Growth Fund                                 204,617      313,511      (108,894)     241,385      256,021     (14,636)
   Inflation Protection Fund                            179,846      177,900         1,946      159,978      159,289         689
   Large Company Value Fund                              58,349      101,503       (43,154)     196,363      196,770        (407)
   Mid Cap Value Fund                                   481,824      362,515       119,309      501,546      199,892     301,654
   Ultra Fund                                           335,256      436,927      (101,671)     260,935      196,376      64,559
MFS Variable Insurance Trust
   Research Series                                          258        4,683        (4,425)       3,932        8,612      (4,680)
   Growth Series                                         98,957       61,596        37,361       47,500       99,776     (52,276)
   Investors Trust Series                                56,119      141,978       (85,859)      92,427       12,413      80,014
   New Discovery Series                                 106,699       92,721        13,978      146,976      127,819      19,157
   Corporate Bond Portfolio                             113,281       68,259        45,022       91,911       27,952      63,959
   Emerging Markets Equity Portfolio                     44,721       23,406        21,315       25,310       29,287      (3,977)
   Technology Portfolio                                 128,021       25,311       102,710        8,437          573       7,864
   Global Tactical Allocation Portfolio                  39,662       14,082        25,580       19,567        6,971      12,596
   International Value Portfolio                        275,040       66,487       208,553      102,012       60,449      41,563
   Utilities Portfolio                                        -            -             -      137,947      281,094    (143,147)
   Utilities Series Portfolio                           300,845      152,053       148,792      359,904       66,489     293,415
   New Discovery Portfolio Service Class                      -            -             -       17,165       53,872     (36,707)
   Blended Research Core Equity Portfolio                28,236          228        28,008            -            -           -
Lord Abbett Series Fund, Inc.
   Growth & Income Portfolio                             67,153       94,602       (27,449)      20,123       28,079      (7,956)
   Mid-Cap Stock Portfolio                                9,615       47,689       (38,074)      26,086       60,911     (34,825)
   International Opportunities Portfolio                168,631      210,833       (42,202)      55,369      149,429     (94,060)
   Bond-Debenture Portfolio                             695,180      239,110       456,070      289,834       61,001     228,833
   Fundamental Equity Portfolio                          84,631       36,864        47,767       74,555       53,181      21,374
   Developing Growth Portfolio                          125,159       46,201        78,958       42,688       16,462      26,226
   Short Duration Income Portfolio                      224,354       51,029       173,325            -            -           -
Alger Fund
   LargeCap Growth Portfolio                            134,155      191,125       (56,970)     221,268      405,367    (184,099)
   MidCap Growth Portfolio                               97,467      197,003       (99,536)     201,810      282,011     (80,201)
   Capital Appreciation Portfolio                        58,228       57,086         1,142       76,391      222,756    (146,365)
   SmallCap Growth Portfolio                              1,808       11,380        (9,572)       3,115       24,538     (21,423)
   Capital Appreciation Portfolio Class S             1,186,397      475,365       711,032      713,382      229,397     483,985
Calvert Variable Series, Inc.
   Mid Cap Growth Portfolio                             261,012      149,165       111,847      110,989      115,526      (4,537)
   Equity Portfolio                                      10,384       20,892       (10,508)      23,309       41,688     (18,379)
   S&P 500 Index Portfolio                               22,532        4,508        18,024       10,374        1,133       9,241
Invesco Variable Insurance Funds
   Technology Fund                                       28,311       26,794         1,517        9,683       11,638      (1,955)
   Managed Volatility Fund                                7,763       26,457       (18,694)      25,047       16,218       8,829
   Diversified Dividend Fund                            341,195      443,724      (102,529)     557,463      455,114     102,349
   Global Health Care Fund                               71,324       50,497        20,827       52,986       42,744      10,242
   Global Real Estate Fund                              103,271      117,598       (14,327)      60,011       58,997       1,014
   International Growth Fund                             69,053       72,855        (3,802)      61,575       62,696      (1,121)
   Mid Cap Core Equity Fund                              62,617       59,218         3,399       35,271       45,592     (10,321)
J.P. Morgan Series Trust II
   Core Bond Portfolio                                  195,256      227,209       (31,953)     375,146      420,339     (45,193)
   Small Cap Core Portfolio                              42,809       99,926       (57,117)     175,539      176,766      (1,227)
Rydex Variable Trust
   Nova Fund                                             14,892       23,136        (8,244)      29,545       24,970       4,575
   NASDAQ-100 Fund                                       96,652      106,386        (9,734)     272,100      316,935     (44,835)
   U.S. Government Money Market Fund                    281,910      293,221       (11,311)     108,336       75,627      32,709
   Inverse S&P 500 Strategy Fund                         11,553       10,578           975       82,493      113,563     (31,070)
   Inverse NASDAQ-100 Strategy Fund                      62,502       95,070       (32,568)     216,742      253,217     (36,475)
   Inverse Government Long Bond Strategy Fund            12,976        7,581         5,395       14,698       55,383     (40,685)
   Government Long Bond 1.2x Strategy                 1,076,710    1,078,705        (1,995)   1,030,451    1,021,277       9,174
   NASDAQ-100 2x Strategy Fund                                -            -             -          195          203          (8)
   Inverse Dow 2x Strategy Fund                               -            -             -          425          442         (17)
Rydex Variable Insurance Fund
   Biotechnology Fund                                   430,439      157,803       272,636      157,922       25,194     132,728
   S&P 500 Pure Growth Fund                             161,340       69,098        92,242      136,692       40,518      96,174
   S&P MidCap 400 Pure Growth Fund                      132,969       52,019        80,950       29,277       11,362      17,915
Guggenheim Variable Insurance Fund
   Long Short Equity Fund                                56,471       15,962        40,509       19,477       18,226       1,251
   Multi-Hedge Strategies Fund                          349,972      163,601       186,371      150,755       69,921      80,834
   Global Managed Futures Strategies Fund               103,784       56,546        47,238       13,629        4,295       9,334
   Small Cap Value Fund                                  97,887       74,679        23,208      124,798       71,688      53,110
ProFunds VP
   Access VP High Yield Fund                             32,795       63,857       (31,062)     183,446      170,059      13,387
   Asia 30                                               57,558       62,259        (4,701)      24,286       25,364      (1,078)
   Banks                                                241,910      257,516       (15,606)     110,706       95,091      15,615
   Basic Materials                                      114,719      115,783        (1,064)      77,697      113,183     (35,486)
   Bear                                               1,416,183    1,442,899       (26,716)   2,559,010    2,545,039      13,971
   Biotechnology                                        105,952       93,725        12,227       45,542       58,454     (12,912)
   Bull                                               1,358,675    1,464,593      (105,918)   3,736,097    3,651,775      84,322
   Consumer Goods                                        68,852       94,078       (25,226)      28,525       50,782     (22,257)
   Consumer Services                                    151,895      146,408         5,487       21,029       58,107     (37,078)
   Dow 30                                               138,341      211,466       (73,125)     263,048      160,351     102,697
   Emerging Markets                                     204,149      217,077       (12,928)     205,537      266,613     (61,076)
   Europe 30                                             90,856       91,410          (554)      46,596       49,889      (3,293)
   Falling U.S. Dollar                                  109,916      112,232        (2,316)      21,215       23,197      (1,982)
   Financials                                           278,184      347,467       (69,283)     215,150      136,130      79,020
   Health Care                                          224,065      272,490       (48,425)     158,010      159,482      (1,472)
   Industrials                                           11,054       13,574        (2,520)      65,201       88,313     (23,112)
   International                                         79,075       77,848         1,227       51,918       47,811       4,107
   Internet                                              37,111       31,878         5,233       13,932       15,743      (1,811)
   Japan                                                256,487      268,669       (12,182)      71,510       78,593      (7,083)
   Large-Cap Growth                                     144,232      185,748       (41,516)     193,425      160,448      32,977
   Large-Cap Value                                       70,131      128,990       (58,859)     248,471      217,539      30,932
   Mid-Cap                                              733,840      607,863       125,977      309,409      393,680     (84,271)
   Mid-Cap Growth                                       210,713      185,149        25,564       74,355       61,521      12,834
   Mid-Cap Value                                         31,526       33,900        (2,374)      99,946      107,214      (7,268)
   Money Market                                       7,360,982    7,278,972        82,010    9,650,685    9,707,631     (56,946)
   Oil & Gas                                            110,051      117,304        (7,253)     122,371      131,855      (9,484)
   NASDAQ-100                                         1,095,450    1,164,279       (68,829)   1,347,230    1,284,790      62,440
   Pharmaceuticals                                       51,690       49,516         2,174       86,198       58,783      27,415
   Precious Metals                                      507,010      536,939       (29,929)     145,483      160,864     (15,381)
   Real Estate                                          152,723      221,664       (68,941)     154,374       85,698      68,676
   Rising Rates Opportunity                             542,552      653,517      (110,965)     683,238      617,631      65,607
   Semiconductor                                          4,336        7,227        (2,891)      27,270       23,584       3,686
   Short Dow 30                                          67,957       82,737       (14,780)     106,729       91,848      14,881
   Short Emerging Markets                                36,484       35,450         1,034       36,948       43,089      (6,141)
   Short International                                    5,866        5,963           (97)       1,150          573         577
   Short Mid-Cap                                         13,821        8,294         5,527       50,838       49,316       1,522
   Short NASDAQ-100                                   9,707,399    9,720,573       (13,174)   6,475,417    6,521,270     (45,853)
   Short Small-Cap                                       83,360       30,150        53,210    1,012,681    1,004,415       8,266
   Small-Cap                                            230,504      175,020        55,484      210,121      284,371     (74,250)
   Small-Cap Growth                                     194,223      185,029         9,194       98,451       98,051         400
   Small-Cap Value                                        3,389        3,453           (64)      14,609       34,662     (20,053)
   Technology                                           104,770       68,708        36,062       56,208       42,281      13,927
   Telecommunications                                   206,262      160,382        45,880       12,990        9,830       3,160
   U.S. Government Plus                                 338,442      347,265        (8,823)     239,330      220,785      18,545
   UltraBull                                            319,661      421,957      (102,296)   1,442,532    1,716,444    (273,912)
   UltraMid-Cap                                         393,932      397,784        (3,852)     219,224      230,959     (11,735)
   UltraNASDAQ-100                                       56,283       78,941       (22,658)     153,283      132,425      20,858
   UltraShort Dow 30                                    276,658      296,845       (20,187)     300,180      395,924     (95,744)
   UltraShort NASDAQ-100                                828,938      881,668       (52,730)     849,142      899,360     (50,218)
   UltraSmall-Cap                                       286,720      298,493       (11,773)     540,451      539,826         625
   Utilities                                            183,422      216,539       (33,117)     121,276       89,681      31,595
Van Eck Worldwide Insurance Trust
   Global Hard Assets Fund                              311,735      184,370       127,365      202,100      274,027     (71,927)
   Emerging Markets Fund                                 84,327       89,067        (4,740)     214,698      233,142     (18,444)
   Unconstrained Emerging Markets Bond Fund             155,859      150,815         5,044      499,785      504,478      (4,693)
Janus Aspen Series
   Global Technology Portfolio                           34,096        6,792        27,304        5,499        2,811       2,688
   Overseas Portfolio                                    64,209       27,861        36,348       15,152        4,903      10,249
   Janus Portfolio                                       37,020       28,291         8,729       18,489        2,727      15,762
   Enterprise Services Portfolio                        186,311       82,236       104,075       73,641        7,652      65,989
   Global Research Portfolio                             44,709       17,681        27,028       18,724        2,047      16,677
   Perkins Mid Cap Value Portfolio                       79,401       41,737        37,664       35,364       41,127      (5,763)
   Balanced Portfolio                                   430,714      200,585       230,129      326,513       37,367     289,146
   Flexible Bond Portfolio                              331,012      178,814       152,198      163,743       57,491     106,252
   Global Unconstrained Bond Portfolio                   41,302            -        41,302            -            -           -
PIMCO Variable Insurance Trust
   Total Return Portfolio                             2,619,854    3,164,842      (544,988)   4,289,713    2,929,304   1,360,409
   Low Duration Portfolio                             1,740,673    1,093,002       647,671    1,247,313    1,582,387    (335,074)
   High Yield Portfolio                               1,111,784    1,298,576      (186,792)   1,432,406    1,741,579    (309,173)
   Real Return Portfolio                              1,447,503      716,668       730,835    1,023,199      517,340     505,859
   All Asset Portfolio                                  254,753      156,997        97,756      240,055      112,064     127,991
   Global Multi-Asset Managed Allocation Portfolio       13,510        8,680         4,830        7,495        5,476       2,019
   Short-Term Portfolio                               4,125,445    2,063,846     2,061,599    2,743,088    1,095,074   1,648,014
   Emerging Markets Bond Portfolio                       51,803       24,584        27,219       61,419       35,503      25,916
   Global (Unhedged) Bond Portfolio                      28,708        8,199        20,509       45,362       33,049      12,313
   Commodity Real Return Strategy Portfolio           1,068,115      443,300       624,815      529,277      134,208     395,069
   Foreign Bond (USD-Hedged) Adv Portfolio               13,723          340        13,383            -            -           -
   Unconstrained Bond Adv Portfolio                     106,400       26,129        80,271            -            -           -
Goldman Sachs Variable Insurance Trust
   Small Cap Equity Insights Fund                       224,551      309,211       (84,660)     181,398      186,490      (5,092)
   Large Cap Value Fund                                   1,309        4,839        (3,530)      61,392       62,793      (1,401)
   Mid Cap Value Fund                                    14,940       67,358       (52,418)      27,353       86,417     (59,064)
Neuberger Berman Advisors Management Trust
   SmallCap Growth Portfolio                              9,769       35,697       (25,928)      80,515       93,813     (13,298)
   Mid-Cap Growth Portfolio                              28,763       78,502       (49,739)      74,179       12,420      61,759
   AMT Mid Cap Intrinsic Value Portfolio                 12,924       14,189        (1,265)      87,920       89,907      (1,987)
Dreyfus Variable Investment Fund
   Appreciation Portfolio                                82,610      120,942       (38,332)      76,811      130,777     (53,966)
   International Value Portfolio                         38,927       43,118        (4,191)      45,100       72,278     (27,178)
   Socially Responsible Growth Fund                       2,380       12,524       (10,144)      16,834        7,740       9,094
Direxion Insurance Trust
   HY Bond Fund                                           8,442       14,205        (5,763)     104,752      108,093      (3,341)
Invesco Van Kampen Variable Insurance Fund
   Growth and Income Portfolio                           29,468       94,650       (65,182)      58,163       68,363     (10,200)
   Value Opportunities Fund                               4,961        5,265          (304)      14,024       24,546     (10,522)
   American Value Fund                                   13,822       21,815        (7,993)      19,975       27,293      (7,318)
Morgan Stanley Universal Institutional Funds
   Emerging Markets Debt Portfolio                        4,752       31,872       (27,120)      46,373       42,788       3,585
   Emerging Markets Equity Portfolio                     23,503       57,944       (34,441)      47,292       65,723     (18,431)
   Mid Cap Growth Portfolio                                 736        2,406        (1,670)       7,774       11,719      (3,945)
   U.S. Real Estate Portfolio                            11,932       22,328       (10,396)      33,366       29,341       4,025
Northern Lights Variable Trust
   Adaptive Allocation Portfolio                        174,720      644,895      (470,175)     176,537      462,530    (285,993)
   Power Income Fund                                    139,098      176,715       (37,617)     129,363       51,120      78,243
AB Variable Products Series
   Real Estate Investment Portfolio                      81,959       35,963        45,996       21,615       12,796       8,819
   Dynamic Asset Allocation Portfolio                    19,063        8,329        10,734       12,322          633      11,689
   Small Cap Growth Portfolio                             1,310          671           639          658        1,326        (668)
   Small Mid Cap Value Portfolio                         44,414       34,051        10,363       86,431       59,864      26,567
BlackRock Variable Series Fund, Inc.
   Basic Value Fund                                     117,994       58,418        59,576      136,711       49,699      87,012
   Capital Appreciation Fund                             52,122       22,400        29,722       32,748       12,578      20,170
   Equity Dividend Fund                                 226,485       85,489       140,996      164,669       55,271     109,398
   Global Allocation Fund                               791,471      279,952       511,519      529,531      184,482     345,049
   Large Cap Core Fund                                   47,946       28,472        19,474       44,057        5,659      38,398
   Large Cap Growth Fund                                103,195      102,228           967       94,380       12,300      82,080
   iShares Alternatives Strategies Fund                  37,123        7,803        29,320       85,497       52,801      32,696
   iShares Dynamic Allocation Fund                       19,721        1,593        18,128        1,292          259       1,033
   iShares Dynamic Fixed Income Fund                     32,051       11,647        20,404        6,931          179       6,752
   iShares Equity Appreciation Fund                      25,245            3        25,242        1,290            -       1,290
Columbia Variable Portfolio
   Contrarian Core 2 Portfolio                           68,426       21,599        46,827       23,895        5,768      18,127
   Dividend Opportunity Portfolio                       195,336      104,491        90,845      127,241       28,513      98,728
   Emerging Markets Bond Portfolio                      526,593      235,435       291,158      321,910       74,569     247,341
   High Yield Portfolio                                 252,175       92,168       160,007      101,596       28,500      73,096
Deutsche Variable Insurance Portfolios
   Equity 500 Index Portfolio                           464,458       77,137       387,321      155,339       24,222     131,117
   Small Cap Index Portfolio                             70,399       44,356        26,043       35,088       14,089      20,999
   Alternative Asset Allocation Portfolio               166,448       76,069        90,379       84,183       21,072      63,111
   Global Small Cap Portfolio                            29,465       32,216        (2,751)      64,289       37,851      26,438
   Small Mid Cap Value Portfolio                         49,186       29,710        19,476       27,201       20,456       6,745
   Large Cap Value Portfolio                             19,443       15,659         3,784       19,893        4,900      14,993
Eaton Vance Variable Trust
   Floating Rate Income Portfolio                       980,073      560,246       419,827      826,198      374,751     451,447
   Large-Cap Value Portfolio                             37,291       27,530         9,761       30,212        7,146      23,066
   Bond Initial Portfolio                                10,201        7,648         2,553            -            -           -
First Investors Life Series
   Total Return Portfolio                                 9,933        2,534         7,399       30,045       12,931      17,114
   International Portfolio                               10,993        8,096         2,897       11,045        1,511       9,534
   Opportunity Fund                                     835,783      257,893       577,890      206,892       35,896     170,996
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Fund                                   183,592       84,840        98,752      140,506      103,968      36,538
   Income Fund                                          720,015      383,329       336,686      751,871      279,239     472,632
   Global Bond Fund                                   1,645,022      774,264       870,758    1,030,030      345,773     684,257
   Foreign Fund                                       1,603,404      689,631       913,773    1,064,482      294,020     770,462
   Developing Markets Fund                              146,385      118,090        28,295      320,470      122,689     197,781
   Mutual Global Discovery Fund                         261,320       97,708       163,612      178,072       54,144     123,928
   Rising Dividends Fund                                400,773      198,023       202,750      352,287      123,278     229,009
Ivy Funds Variable Insurance Portfolios
   Asset Strategy Portfolio                             300,943      163,800       137,143      387,460      210,241     177,219
   Balanced Portfolio                                   292,701      152,575       140,126      247,389       49,781     197,608
   Dividend Opportunities Portfolio                      50,303       13,698        36,605       33,811       11,473      22,338
   Energy Portfolio                                      92,944       45,849        47,095       70,661       43,725      26,936
   Global Bond Portfolio                                 41,207       13,221        27,986       36,272       11,464      24,808
   Global Natural Resources Portfolio                    39,861        7,951        31,910       14,188        7,258       6,930
   Growth Portfolio                                     116,688       18,241        98,447       35,470        3,789      31,681
   High Income Portfolio                              1,032,636      577,172       455,464    1,073,110      498,298     574,812
   International Core Equity Portfolio                  275,115       89,260       185,855      133,369       32,926     100,443
   Global Growth Portfolio                               44,820       18,240        26,580       22,235        3,491      18,744
   Mid Cap Growth Portfolio                             124,044       36,458        87,586       68,138       30,087      38,051
   Science and Technology Portfolio                     234,629      130,284       104,345      148,920       52,715      96,205
   Small Cap Growth Portfolio                           226,101       25,585       200,516       51,495       27,957      23,538
   Small Cap Value Portfolio                            320,266      155,642       164,624      237,099       62,751     174,348
Lazard Retirement Series, Inc.
   International Equity Portfolio                        11,340        1,166        10,174       26,472          195      26,277
   Global Dynamic Multi Asset Portfolio                 141,781       55,167        86,614       69,549       25,417      44,132
Legg Mason Partners Variable Equity Trust
   Western Asset Variable Global High Yield
      Bond Portfolio                                      8,659        8,116           543       25,711       43,050     (17,339)
   ClearBridge Variable Mid Cap Core Portfolio           98,483       50,209        48,274       48,687        7,350      41,337
   ClearBridge Variable Dividend Strategy Portfolio     142,201       33,485       108,716       33,774        7,643      26,131
   ClearBridge Variable Small Cap Growth Portfolio       56,169       21,912        34,257       25,822        8,528      17,294
   ClearBridge Variable Aggressive Growth Portfolio      13,155        3,760         9,395            -            -           -
   Western Asset Variable Core Bond Plus Portfolio      699,641       76,956       622,685            -            -           -
QS Legg Mason Partners Variable Income Trust
   Dynamic Multi Strategy Portfolio                      29,044        8,357        20,687      106,497       84,054      22,443
Pioneer Variable Contracts Trust
   Fund Portfolio                                        15,943        6,075         9,868        6,948        1,340       5,608
   Bond Portfolio                                     2,433,054      751,244     1,681,810      539,481      224,874     314,607
   Strategic Income Portfolio                           614,222      287,759       326,463      559,927      285,787     274,140
   Equity Income Portfolio                              117,036       27,187        89,849       69,540       25,387      44,153
   High Yield Portfolio                                 504,075      492,879        11,196      419,772      620,966    (201,194)
Prudential Series Funds
   Jennison 20/20 Focus Portfolio                         3,393        3,430           (37)      10,825        4,804       6,021
   Natural Resources Portfolio                          106,616       77,326        29,290       47,797       12,478      35,319
   SP Prudential US Emerging Growth Portfolio            26,078       27,448        (1,370)      22,568       10,999      11,569
Royce Capital Fund
   Micro-Cap Portfolio                                   14,710        7,022         7,688       30,259        7,694      22,565
   Small Cap Portfolio                                  463,206      197,549       265,657      315,047       75,947     239,100
Alps
   Alerian Energy Infrastructure Portfolio              137,815       38,709        99,106       50,075        8,203      41,872
   Red Rocks Listed Private Equity Portfolio             20,107        2,451        17,656            -            -           -
American Funds IS
   Asset Allocation Fund                                838,676       94,394       744,282       75,104       11,473      63,631
   Blue Chip Income and Growth Fund                     603,451      240,568       362,883      236,315       34,552     201,763
   Cash Management Fund                               5,001,158    4,103,999       897,159    1,995,554    1,267,396     728,158
   Capital Income Builder Fund                          479,453       39,602       439,851       71,594        8,602      62,992
   Global Growth Fund                                   232,427       39,647       192,780       26,997        1,210      25,787
   Global Growth and Income Fund                        293,016       56,421       236,595       35,868       20,556      15,312
   Global Small Capitalization Fund                     233,544       15,358       218,186        9,829          460       9,369
   Growth Fund                                          394,360       74,829       319,531       96,104       12,125      83,979
   Growth-Income Fund                                   453,644       88,391       365,253      119,743       15,810     103,933
   International Fund                                   162,829       16,939       145,890       35,302        4,678      30,624
   International Growth and Income Fund                 157,037       20,952       136,085       12,380        2,365      10,015
   New World Fund                                     1,166,122      347,713       818,409      294,621       53,198     241,423
   U.S. Government/AAA-Rated Securities Fund            699,641      217,271       482,370       96,485       55,227      41,258
Oppenheimer VA Service  Class
   Core Bond Fund                                       138,179       40,730        97,449       36,886        7,965      28,921
   Discovery Mid Cap Growth Fund                         95,230       10,770        84,460        2,753          343       2,410
   Global Multi-Alternatives Fund                        23,838       16,361         7,477       10,857          130      10,727
   Global Fund                                          133,050       38,577        94,473        7,614        1,999       5,615
   International Growth Fund                            115,377       12,942       102,435       23,792            5      23,787
   Main Street Fund                                      93,859       12,189        81,670        1,359            2       1,357
   Main Street Small Cap Fund                           162,451       79,366        83,085       57,294        2,037      55,257
Transparent Value VI
   Directional Allocation Portfolio                       8,626        3,687         4,939       13,343          686      12,657
T. Rowe Price
   Blue Chip Growth Portfolio                           217,790       15,332       202,458            -            -           -
   Health Sciences Portfolio                            211,002       18,143       192,859            -            -           -
                                                     ----------- ------------  ------------  ----------- ------------ -----------
                                                     99,482,097   76,110,972    23,371,125   81,627,338   67,023,776  14,603,562
                                                     ----------- ------------  ------------  ----------- ------------ -----------

5.      Financial Highlights

        The Company sells a number of variable annuity insurance products which have unique combinations of features and fees that are charged against the contract owner's account balance.  Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

        The following table was developed by determining which products offered by the
        Company have the lowest and highest total return.  Only product designs within each portfolio that had units outstanding during the respective periods were considered when determining the lowest and highest total return.  The summary may not reflect the minimum and maximum contract charges offered by the
        Company as contract owners may not have selected all available and applicable contract options.

                                             December 31                                 Year Ended December 31
                                    ---------------------------------------  ------------------------------------------------
                                               Unit Fair Value               Investment   Expense Ratio      Total Return
                                                 Lowest to                     Income      Lowest to          Lowest to
                                      Units       Highest      Net Assets      Ratio*      Highest**          Highest***
                                    ---------- -------------- -------------  ----------   -------------    ------------------
Net assets represented by
   Fidelity Variable
    Insurance Products
    Government Money Market
     Portfolio
        2015                        2,818,110  $8.38 to 13.65  $29,276,802      0.02%    0.95% to 1.55%   -2.98% to -0.92%
        2014                        2,912,098  8.61 to 13.84   $30,551,430      0.01%    0.95% to 1.55%   -2.99% to -0.94%
        2013                        1,011,266  8.85 to 14.04   $11,068,813      0.04%    0.95% to 1.55%   -2.98% to -0.92%
        2012                        1,191,130  9.03 to 14.23   $13,116,345      0.15%    0.95% to 1.55%   -2.89% to -0.82%
        2011                        1,680,867  9.33 to 14.41   $18,551,744      0.12%    0.95% to 1.55%   -2.89% to -0.83%

    High Income Portfolio
        2015                          253,695  10.55 to 21.60   $3,856,122      8.01%    0.95% to 1.55%   -5.96% to -4.77%
        2014                          263,730  11.12 to 22.73   $4,679,756      1.62%    0.95% to 1.55%   -1.83% to -0.05%
                                                                                                          -3.52% to -3.52%  ****
        2013                        1,418,842  11.17 to 22.79  $29,817,060      5.41%    0.95% to 1.55%    2.83% to 4.70%
        2012                        1,685,009  10.71 to 21.82  $33,650,781      5.51%    0.95% to 1.55%   10.86% to 12.89%
        2011                        1,880,325  12.23 to 19.48  $33,676,891      6.20%    0.95% to 1.55%    0.86% to 2.74%

    Equity-Income Portfolio
        2015                          406,444  12.00 to 40.99   $9,173,777      2.88%    0.95% to 1.55%   -7.25% to -5.14%
        2014                          480,688  12.94 to 43.29  $11,495,235      2.57%    0.95% to 1.55%    5.06% to 7.45%
        2013                          576,549  12.31 to 40.39  $12,842,893      2.32%    0.95% to 1.55%   23.74% to 26.62%
        2012                          678,410  9.95 to 31.96   $11,860,422      2.77%    0.95% to 1.55%   13.29% to 15.94%
        2011                          877,664  8.77 to 28.07   $13,262,783      2.20%    0.95% to 1.55%   -2.56% to -0.29%

    Growth Portfolio
        2015                          233,326  16.10 to 43.19   $7,879,022      0.22%    0.95% to 1.55%    4.58% to 5.89%
        2014                          211,892  15.37 to 40.87   $7,232,346      0.15%    0.95% to 1.55%    8.76% to 9.96%
        2013                          249,535  14.13 to 37.24   $7,700,899      0.25%    0.95% to 1.55%   32.71% to 34.72%
        2012                          274,927  10.61 to 27.70   $6,405,705      0.57%    0.95% to 1.55%   11.62% to 13.32%
        2011                          299,451  9.14 to 24.80    $6,376,464      0.32%    0.95% to 1.55%   -2.40% to -0.98%

    Overseas Portfolio
        2015                          586,199  10.97 to 23.58   $9,718,029      1.26%    0.95% to 1.55%    0.04% to 2.32%
        2014                          525,658  10.95 to 23.08   $9,123,654      1.09%    0.95% to 1.55%   -11.19% to -9.16%
                                                                                                          -7.13% to -7.13%  ****
        2013                          566,456  12.31 to 25.46  $11,147,570      1.04%    0.95% to 1.55%   26.01% to 28.94%
        2012                          722,426  9.75 to 19.80   $11,041,091      1.73%    0.95% to 1.55%   16.51% to 19.23%
        2011                          670,859  8.35 to 17.16    $8,786,232      1.20%    0.95% to 1.55%   -19.98% to -18.12%

    Mid Cap Portfolio
        2015                          715,309  13.71 to 32.95  $12,461,198      0.33%    0.95% to 1.55%   -4.87% to -2.56%
        2014                          540,139  14.13 to 33.82  $10,815,973      0.08%    0.95% to 1.55%    2.54% to 5.03%
                                                                                                           1.55% to 1.55%   ****
        2013                          381,205  13.50 to 32.23   $8,974,851      0.37%    0.95% to 1.55%   31.40% to 34.59%
        2012                          288,435  10.07 to 24.19   $6,194,665      0.48%    0.95% to 1.55%   10.77% to 13.47%
        2011                          331,678  11.45 to 21.53   $6,434,527      0.12%    0.95% to 1.55%   -13.79% to -11.69%

    Asset Manager Portfolio
        2015                           57,980  14.52 to 28.46   $1,274,831      1.45%    0.95% to 1.55%   -2.33% to -1.00%
        2014                           66,136  14.87 to 28.82   $1,484,579      1.37%    0.95% to 1.55%    3.14% to 4.54%
        2013                           73,376  14.41 to 27.62   $1,603,761      1.52%    0.95% to 1.55%   12.72% to 14.25%
        2012                           70,187  12.79 to 24.21   $1,422,094      1.43%    0.95% to 1.55%    9.67% to 11.17%
        2011                           79,914  11.66 to 22.03   $1,490,922      1.88%    0.95% to 1.55%   -5.02% to -3.73%

    Investment Grade Bond
     Portfolio
        2015                          338,163  11.18 to 23.26   $5,663,083      2.31%    0.95% to 1.55%   -3.68% to -1.79%
        2014                          404,485  11.61 to 23.73   $6,989,441      2.05%    0.95% to 1.55%    2.60% to 4.62%
        2013                          406,519  11.31 to 22.74   $6,953,868      2.17%    0.95% to 1.55%   -4.87% to -2.99%
        2012                          447,023  11.89 to 23.48   $7,919,151      2.18%    0.95% to 1.55%    2.57% to 4.60%
        2011                          464,138  11.59 to 22.47   $8,039,276      3.89%    0.95% to 1.55%    4.19% to 6.03%

    Index 500 Portfolio
        2015                          826,103  14.45 to 48.36  $20,067,396      1.81%    0.95% to 1.55%    -2.25% to 0.13%
        2014                          944,828  14.78 to 48.40  $22,728,913      1.43%    0.95% to 1.55%    9.56% to 12.22%
        2013                        1,114,479  13.49 to 43.22  $23,722,320      1.70%    0.95% to 1.55%   27.57% to 30.66%
        2012                        1,283,796  10.58 to 33.15  $20,822,020      1.95%    0.95% to 1.55%   11.80% to 14.53%
        2011                        1,447,387  9.45 to 29.45   $20,589,498      1.69%    0.95% to 1.55%    -1.56% to 0.82%

    Contrafund Portfolio
        2015                        1,038,316  14.64 to 56.48  $23,356,511      0.89%    0.95% to 1.55%   -2.01% to -0.53%
        2014                          902,945  14.78 to 56.90  $23,914,931      0.82%    0.95% to 1.55%    8.95% to 10.60%
                                                                                                           4.14% to 4.14%   ****
        2013                          788,581  13.41 to 51.55  $22,000,796      0.96%    0.95% to 1.55%   27.47% to 29.72%
        2012                          689,398  10.38 to 39.82  $17,309,661      1.24%    0.95% to 1.55%   13.03% to 15.04%
        2011                          753,305  10.51 to 35.20  $17,234,641      0.90%    0.95% to 1.55%   -5.37% to -3.70%

    Asset Manager:
     Growth Portfolio
        2015                           31,374  13.92 to 29.02     $789,778      1.17%    0.95% to 1.55%   -2.45% to -1.13%
        2014                           33,415  14.67 to 29.41     $845,115      1.01%    0.95% to 1.55%    3.15% to 4.56%
        2013                           34,682  14.22 to 28.17     $873,314      0.91%    0.95% to 1.55%   19.31% to 20.93%
        2012                           41,431  11.92 to 23.34     $886,800      1.32%    0.95% to 1.55%   12.48% to 14.02%
        2011                           49,691  10.59 to 20.76     $940,831      1.55%    0.95% to 1.55%   -8.58% to -7.34%

    Balanced Portfolio
        2015                          155,396  16.11 to 23.91   $3,158,310      1.30%    0.95% to 1.55%   -1.92% to -0.59%
        2014                          191,239  16.37 to 24.11   $3,912,525      1.30%    0.95% to 1.55%    7.52% to 8.98%
        2013                          216,749  15.18 to 22.18   $4,094,705      1.48%    0.95% to 1.55%   16.57% to 18.16%
        2012                          202,075  12.98 to 18.80   $3,239,466      1.51%    0.95% to 1.55%   12.08% to 13.73%
        2011                          240,961  11.12 to 16.81   $3,439,144      1.47%    0.95% to 1.55%   -6.10% to -4.73%

    Growth & Income Portfolio
        2015                           73,080  13.59 to 26.34   $1,726,286      1.71%    0.95% to 1.55%   -5.75% to -3.46%
        2014                          109,256  14.42 to 27.33   $2,670,633      1.69%    0.95% to 1.55%    6.60% to 9.19%
        2013                          114,626  13.53 to 25.09   $2,585,024      1.85%    0.95% to 1.55%   28.86% to 31.99%
        2012                          115,058  10.50 to 19.05   $1,988,408      1.69%    0.95% to 1.55%   14.33% to 17.12%
        2011                          232,973  9.18 to 16.60    $3,074,009      1.34%    0.95% to 1.55%    -1.97% to 0.40%

    Growth Opportunities
     Portfolio
        2015                          106,408  18.09 to 23.29   $2,305,328      0.13%    0.95% to 1.55%    3.26% to 4.35%
        2014                          120,214  16.92 to 22.54   $2,493,565      0.14%    0.95% to 1.55%    9.24% to 10.89%
        2013                          136,127  14.71 to 20.53   $2,540,928      0.21%    0.95% to 1.55%   33.61% to 36.24%
        2012                          162,147  11.01 to 15.22   $2,241,613      0.35%    0.95% to 1.55%   15.90% to 18.19%
        2011                          162,570  9.50 to 13.01    $1,912,227      0.09%    0.95% to 1.55%    -0.74% to 1.01%

    Value Strategies
     Portfolio
        2015                          195,397  14.17 to 18.99   $2,973,806      1.02%    0.95% to 1.55%   -5.53% to -4.11%
        2014                          128,781  14.84 to 19.80   $2,136,806      0.73%    0.95% to 1.55%    3.94% to 5.51%
                                                                                                           0.24% to 0.24%   ****
        2013                          152,155  14.12 to 18.77   $2,558,044      0.87%    0.95% to 1.55%   27.04% to 28.95%
        2012                           77,802  10.99 to 14.55   $1,063,222      0.42%    0.95% to 1.55%   23.97% to 25.86%
        2011                           71,189  9.79 to 11.56      $790,907      0.36%    0.95% to 1.55%   -11.24% to -9.90%

    Strategic Income
     Portfolio
        2015                          440,586  10.27 to 10.30   $4,524,047      3.07%    1.00% to 1.50%   -3.25% to -3.06%
        2014                          315,943  10.61 to 10.62   $3,352,705      3.79%    1.00% to 1.50%    1.99% to 1.99%
                                                                                                          -2.13% to -2.13%  ****
        2013                          169,277  10.40 to 10.40   $1,761,263      6.24%    1.00% to 1.50%   -1.31% to -1.31%
        2012                           36,771  10.54 to 10.54     $387,650      6.32%    1.00% to 1.50%          n/a

    Emerging Markets
     Portfolio
        2015                           98,885  9.02 to 9.04       $891,908      0.39%    1.00% to 1.50%   -11.51% to -11.33%
        2014                           56,169  10.19 to 10.20     $572,334      0.18%    1.00% to 1.50%   -0.23% to -0.23%
                                                                                                          -7.08% to -7.08%  ****
        2013                           26,070  10.21 to 10.21     $266,234      1.16%    1.00% to 1.50%    2.31% to 2.31%
        2012                              605  9.98 to 9.98         $6,039      1.62%    1.00% to 1.50%          n/a

    Real Estate Portfolio
        2015                        1,011,644  14.41 to 14.45  $14,586,782      2.02%    1.00% to 1.50%    2.10% to 2.31%
        2014                          695,830  14.11 to 14.12   $9,820,565      2.07%    1.00% to 1.50%   28.06% to 28.06%
                                                                                                           7.82% to 7.82%   ****
        2013                          313,128  11.02 to 11.02   $3,450,879      2.74%    1.00% to 1.50%    0.25% to 0.25%
        2012                           35,950  10.99 to 10.99     $395,205      1.95%    1.00% to 1.50%          n/a

    Funds Manager 50%
     Portfolio
        2015                          173,095  11.60 to 11.63   $2,010,923      1.35%    1.00% to 1.50%   -1.36% to -1.16%
        2014                           78,871  11.76 to 11.77     $927,407      1.50%    1.00% to 1.50%    3.54% to 3.54%
                                                                                                           0.59% to 0.59%   ****
        2013                           25,977  11.36 to 11.36     $294,996      1.47%    1.00% to 1.50%   13.12% to 13.12%
        2012                            2,553  10.04 to 10.04      $25,624      2.18%    1.00% to 1.50%          n/a

    Funds Manager 70%
     Portfolio
        2015                          108,212  12.40 to 12.43   $1,343,802      1.49%    1.00% to 1.50%   -1.06% to -0.86%
        2014                           11,874  12.53 to 12.54     $148,773      1.70%    1.00% to 1.50%    3.69% to 3.69%
                                                                                                           0.32% to 0.32%   ****
        2013                            2,207  12.08 to 12.08      $26,668      1.77%    1.00% to 1.50%   19.91% to 19.91%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

    Funds Manager 85%
     Portfolio
        2015                           37,296  13.00 to 13.04     $485,702      1.86%    1.00% to 1.50%   -1.00% to -0.80%
        2014                           15,956  13.13 to 13.14     $209,559      1.79%    1.00% to 1.50%    3.67% to 3.67%
                                                                                                           0.31% to 0.31%   ****
        2013                            8,867  12.67 to 12.67     $112,333      0.63%    1.00% to 1.50%   25.83% to 25.83%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

    Government Money Market
     Portfolio Service
     Class 2
        2015                          322,513  9.50 to 9.52     $3,063,196      0.01%    1.00% to 1.50%   -1.33% to -1.13%
        2014                          535,820  9.63 to 9.63     $5,157,829      0.01%    1.00% to 1.50%   -1.33% to -1.33%
                                                                                                          -0.48% to -0.48%  ****
        2013                          906,415  9.76 to 9.76     $8,842,912      0.01%    1.00% to 1.50%   -1.33% to -1.33%
        2012                          114,301  9.89 to 9.89     $1,130,154      0.01%    1.00% to 1.50%          n/a

    American Century Variable
     Portfolios, Inc.
    Balanced Fund
        2015                          133,440  14.63 to 23.03   $2,463,604      1.47%    0.95% to 1.55%   -5.22% to -3.49%
        2014                          166,079  14.97 to 23.97   $3,221,109      1.34%    0.95% to 1.55%    6.87% to 8.82%
        2013                          155,855  14.23 to 22.13   $2,783,786      1.54%    0.95% to 1.55%   14.24% to 16.32%
        2012                          149,169  12.36 to 19.11   $2,304,320      2.11%    0.95% to 1.55%    9.25% to 10.74%
        2011                          152,712  11.25 to 17.47   $2,149,355      1.91%    0.95% to 1.55%    1.87% to 4.34%

    Capital Appreciation Fund
        2015                           74,507  24.78 to 35.90   $2,298,489      0.00%    0.95% to 1.55%    -0.29% to 0.97%
        2014                           81,775  24.71 to 35.72   $2,528,765      0.00%    0.95% to 1.55%    5.79% to 7.12%
        2013                          101,212  20.33 to 33.50   $2,908,704      0.00%    0.95% to 1.55%   27.18% to 29.68%
        2012                          111,317  15.99 to 25.95   $2,483,522      0.00%    0.95% to 1.55%   12.67% to 14.90%
        2011                          132,575  14.19 to 22.91   $2,618,337      0.00%    0.95% to 1.55%   -8.99% to -7.39%

    International Fund
        2015                          249,534  9.26 to 19.46    $4,241,752      0.29%    0.85% to 1.55%   -3.10% to -0.44%
        2014                          292,357  9.56 to 19.68    $5,115,572      1.66%    0.85% to 1.55%   -9.04% to -6.55%
        2013                          362,811  10.51 to 21.21   $6,781,497      1.61%    0.85% to 1.55%   18.05% to 21.10%
        2012                          506,755  8.82 to 17.64    $7,834,931      0.72%    0.85% to 1.55%   16.47% to 19.86%
        2011                          512,809  7.58 to 14.82    $6,681,840      1.33%    0.85% to 1.55%   -15.04% to -13.02%

    Value Fund
        2015                        1,990,436  13.45 to 33.10  $30,066,969      2.11%    0.95% to 1.55%   -7.05% to -4.93%
        2014                        1,226,310  14.47 to 34.92  $21,477,646      1.40%    0.95% to 1.55%    9.34% to 11.83%
                                                                                                           3.29% to 3.29%   ****
        2013                          701,555  13.01 to 31.32  $13,095,527      1.50%    0.95% to 1.55%   27.28% to 30.24%
        2012                          605,544  10.03 to 24.12   $9,777,528      1.83%    0.95% to 1.55%   10.90% to 13.49%
        2011                          725,210  9.37 to 21.68   $10,374,251      1.89%    0.95% to 1.55%   -2.36% to -0.09%

    Income & Growth Fund
        2015                           71,791  11.52 to 20.78   $1,219,374      1.64%    0.85% to 1.55%   -9.32% to -6.84%
        2014                          180,685  12.65 to 22.46   $3,171,821      1.51%    0.85% to 1.55%    8.31% to 11.27%
        2013                          195,321  11.73 to 20.33   $3,216,226      1.85%    0.85% to 1.55%   30.89% to 34.20%
        2012                          107,633  8.89 to 15.25    $1,358,597      2.04%    0.85% to 1.55%   10.17% to 13.37%
        2011                          135,543  8.07 to 13.55    $1,523,306      1.36%    0.85% to 1.55%    -0.52% to 1.89%

    Inflation Protection Fund
        2015                          672,970  8.89 to 12.86    $7,876,119      1.93%    0.95% to 1.55%   -5.40% to -3.39%
        2014                          671,024  9.24 to 13.31    $8,285,007      1.37%    0.95% to 1.55%    0.20% to 2.32%
                                                                                                          -2.52% to -2.52%  ****
        2013                          670,335  9.06 to 13.01    $8,238,451      1.75%    0.95% to 1.55%   -11.23% to -9.34%
        2012                          727,601  10.04 to 14.35  $10,034,845      2.34%    0.95% to 1.55%    4.14% to 6.37%
        2011                          866,640  11.77 to 13.49  $11,267,059      5.24%    0.95% to 1.55%    8.40% to 10.69%

    Large Company Value Fund
        2015                           65,493  11.02 to 15.55     $885,252      1.20%    0.85% to 1.55%   -7.35% to -4.96%
        2014                          108,647  11.89 to 16.36   $1,581,226      1.28%    0.85% to 1.55%    8.89% to 11.71%
        2013                          109,054  10.71 to 14.65   $1,443,283      2.23%    0.85% to 1.55%   26.28% to 29.80%
        2012                           77,262  8.48 to 11.28      $791,069      0.99%    0.85% to 1.55%   12.12% to 15.27%
        2011                          162,763  7.56 to 9.79     $1,514,112      0.71%    0.85% to 1.55%   -2.42% to -0.10%

    Mid Cap Value Fund
        2015                          614,195  14.69 to 23.06   $9,465,461      1.41%    0.85% to 1.55%   -4.97% to -2.51%
        2014                          494,886  15.12 to 23.66   $8,232,560      0.98%    0.85% to 1.55%   12.41% to 15.14%
                                                                                                           5.78% to 5.78%   ****
        2013                          193,232  13.19 to 20.54   $2,979,762      0.90%    0.85% to 1.55%   25.62% to 28.67%
        2012                           67,148  10.29 to 15.97     $965,155      1.78%    0.85% to 1.55%   12.38% to 15.12%
        2011                           61,001  11.58 to 13.87     $787,233      1.22%    0.85% to 1.55%   -4.10% to -1.78%

    Ultra Fund
        2015                           74,784  14.21 to 17.81   $1,165,001      0.48%    0.85% to 1.55%    2.61% to 5.05%
        2014                          176,455  13.00 to 16.95   $2,511,586      0.09%    0.85% to 1.55%    5.84% to 8.79%
                                                                                                           4.44% to 4.44%   ****
        2013                          111,896  12.55 to 15.58   $1,611,682      0.16%    0.85% to 1.55%   31.95% to 35.63%
        2012                           25,946  9.48 to 11.49      $276,642      0.00%    0.85% to 1.55%    9.63% to 12.70%
        2011                           39,424  8.62 to 10.19      $368,838      0.00%    0.85% to 1.55%   -2.79% to -0.09%

    MFS Variable Insurance
     Trust
     Research Series
        2015                           23,738  17.33 to 21.44     $496,555      0.65%    0.95% to 1.40%   -1.46% to -0.42%
        2014                           28,163  17.58 to 21.53     $592,046      0.74%    0.95% to 1.40%    8.08% to 8.90%
        2013                           32,843  17.34 to 19.77     $635,309      0.31%    0.95% to 1.40%   29.32% to 30.75%
        2012                           36,846  13.41 to 15.12     $547,633      0.77%    0.95% to 1.40%   14.52% to 15.79%
        2011                           46,831  11.71 to 13.09     $602,812      0.85%    0.95% to 1.40%   -2.70% to -1.63%

    Growth Series
        2015                           96,933  20.11 to 28.29   $2,264,942      0.10%    0.95% to 1.40%    5.12% to 6.29%
        2014                           59,572  19.13 to 26.89   $1,345,663      0.06%    0.95% to 1.40%    6.48% to 7.66%
        2013                          111,848  17.33 to 25.23   $2,293,636      0.15%    0.95% to 1.40%   32.86% to 35.20%
        2012                           77,258  13.05 to 18.85   $1,204,840      0.00%    0.95% to 1.40%   13.94% to 15.96%
        2011                           95,481  11.45 to 16.42   $1,287,890      0.16%    0.95% to 1.40%   -3.20% to -1.50%

    Investors Trust Series
        2015                           14,781  17.30 to 20.16     $281,200      0.23%    0.95% to 1.40%   -2.07% to -0.99%
        2014                          100,640  17.15 to 21.83   $1,924,122      0.26%    0.95% to 1.40%    8.46% to 9.66%
        2013                           20,626  16.29 to 18.57     $362,046      1.07%    0.95% to 1.40%   29.52% to 30.49%
        2012                           20,246  13.11 to 14.23     $272,787      0.81%    0.95% to 1.40%   16.82% to 17.70%
        2011                           25,047  11.22 to 12.09     $286,314      0.93%    0.95% to 1.40%   -4.06% to -3.34%

    New Discovery Series
        2015                          136,973  12.56 to 36.85   $2,635,534      0.00%    0.95% to 1.40%   -4.37% to -3.07%
        2014                          122,995  13.01 to 38.09   $3,002,645      0.00%    0.95% to 1.40%   -9.60% to -8.37%
                                                                                                           0.97% to 0.97%   ****
        2013                          103,838  18.80 to 41.65   $3,326,152      0.00%    0.95% to 1.40%   37.80% to 39.88%
        2012                          124,655  13.47 to 29.85   $2,775,785      0.00%    0.95% to 1.40%   17.96% to 19.75%
        2011                          125,840  11.41 to 25.29   $2,477,406      0.00%    0.95% to 1.40%   -12.66% to -11.34%

    Corporate Bond Portfolio
        2015                          133,488  10.14 to 10.17   $1,354,045      4.25%    1.00% to 1.50%   -1.92% to -1.72%
        2014                           88,466  10.34 to 10.34     $914,440      2.80%    1.00% to 1.50%    4.18% to 4.18%
                                                                                                           0.52% to 0.52%   ****
        2013                           24,507  9.92 to 9.92       $243,125     15.93%    1.00% to 1.50%   -1.84% to -1.84%
        2012                              971  10.11 to 10.11       $9,815      0.00%    1.00% to 1.50%          n/a

    Emerging Markets Equity
     Portfolio
        2015                           45,005  7.71 to 7.73       $347,059      0.87%    1.00% to 1.50%   -14.25% to -14.08%
        2014                           23,690  8.99 to 8.99       $212,897      0.67%    1.00% to 1.50%   -8.23% to -8.23%
                                                                                                          -12.98% to -12.98%****
        2013                           27,667  9.79 to 9.79       $270,944      0.66%    1.00% to 1.50%   -6.67% to -6.67%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

    Technology Portfolio
        2015                          112,897  15.39 to 15.44   $1,739,450      0.00%    1.00% to 1.50%    9.05% to 9.27%
        2014                           10,187  14.12 to 14.13     $143,829      0.77%    1.00% to 1.50%    8.92% to 8.92%
                                                                                                           3.85% to 3.85%   ****
        2013                            2,323  12.96 to 12.96      $30,113      0.00%    1.00% to 1.50%   32.92% to 32.92%
        2012                              156  9.75 to 9.75         $1,519      0.00%    1.00% to 1.50%          n/a

    Global Tactical
     Allocation Portfolio
        2015                           81,190  11.05 to 11.08     $897,253      6.24%    1.00% to 1.50%   -3.80% to -3.61%
        2014                           55,610  11.48 to 11.49     $638,493      2.49%    1.00% to 1.50%    2.85% to 2.85%
                                                                                                          -1.02% to -1.02%  ****
        2013                           43,014  11.16 to 11.16     $480,178      3.21%    1.00% to 1.50%    7.09% to 7.09%
        2012                           13,751  10.42 to 10.42     $143,346      0.00%    1.00% to 1.50%          n/a

    International Value
     Portfolio
        2015                          351,748  14.17 to 14.21   $4,987,534      2.13%    1.00% to 1.50%    4.89% to 5.10%
        2014                          143,195  13.51 to 13.52   $1,934,426      2.14%    1.00% to 1.50%   -0.22% to -0.22%
                                                                                                          -3.73% to -3.73%  ****
        2013                          101,632  13.54 to 13.54   $1,375,984      1.16%    1.00% to 1.50%   25.92% to 25.92%
        2012                            8,008  10.75 to 10.75      $86,105      1.97%    1.00% to 1.50%          n/a

    Utilities Portfolio
        2013                          143,147  12.76 to 12.76   $1,825,941      3.16%    1.00% to 1.50%   18.68% to 18.68%
        2012                            8,267  10.75 to 10.75      $88,847      2.89%    1.00% to 1.50%          n/a

    Utilities Series
     Portfolio
        2015                          442,207  11.93 to 11.96   $5,279,667      4.19%    1.00% to 1.50%   -15.90% to -15.73%
        2014                          293,415  14.18 to 14.19   $4,161,781      3.35%    1.00% to 1.50%    1.16% to 1.24%

    New Discovery Portfolio
     Service Class
        2013                           36,707  14.25 to 14.25     $523,148      0.00%    1.00% to 1.50%   39.18% to 39.18%
        2012                              621  10.24 to 10.24       $6,355      0.00%    1.00% to 1.50%          n/a

    Blended Research Core
     Equity Portfolio
        2015                           28,008  9.62 to 9.63       $269,572      0.00%    1.00% to 1.50%   -3.81% to -3.73%

    Lord Abbett
     Series Fund, Inc.
     Growth and Income
      Portfolio
        2015                           94,622  13.34 to 22.90   $1,863,186      1.07%    0.95% to 1.40%   -4.79% to -3.78%
        2014                          122,071  14.01 to 23.91   $2,522,274      0.69%    0.95% to 1.40%    5.52% to 6.63%
        2013                          130,027  13.28 to 22.52   $2,542,561      0.57%    0.95% to 1.40%   33.14% to 34.61%
        2012                          141,536  9.97 to 16.81    $2,061,210      0.91%    0.95% to 1.40%    9.69% to 11.02%
        2011                          176,809  9.08 to 15.54    $2,323,787      0.60%    0.95% to 1.40%   -8.07% to -6.97%

    Mid-Cap Stock Portfolio
        2015                          148,920  12.51 to 34.11   $3,482,477      0.52%    0.95% to 1.40%   -6.68% to -4.70%
        2014                          186,994  13.40 to 35.95   $4,708,337      0.41%    0.95% to 1.40%    8.18% to 10.47%
        2013                          221,819  12.39 to 32.70   $5,145,566      0.39%    0.95% to 1.40%   26.22% to 29.09%
        2012                          275,535  9.80 to 25.44    $5,048,204      0.61%    0.95% to 1.40%   10.92% to 13.46%
        2011                          356,732  8.82 to 22.91    $5,819,068      0.19%    0.95% to 1.40%   -7.03% to -4.92%

    International
     Opportunities Portfolio
        2015                          432,660  13.54 to 27.50  $10,285,481      0.82%    0.95% to 1.40%    7.44% to 10.05%
        2014                          474,862  12.56 to 25.24  $10,354,674      1.25%    0.95% to 1.40%   -8.86% to -6.65%
        2013                          568,922  13.74 to 27.31  $13,293,844      1.78%    0.95% to 1.40%   27.36% to 30.45%
        2012                          691,586  10.76 to 21.15  $12,383,333      2.04%    0.95% to 1.40%   16.40% to 19.24%
        2011                          729,416  9.21 to 18.41   $10,954,539      0.95%    0.95% to 1.40%   -18.49% to -16.51%

    Bond-Debenture Portfolio
        2015                          790,315  10.87 to 10.91   $8,601,279      5.78%    1.00% to 1.50%   -2.85% to -2.66%
        2014                          334,245  11.19 to 11.20   $3,741,516      6.63%    1.00% to 1.50%    2.95% to 2.95%
                                                                                                          -0.83% to -0.83%  ****
        2013                          105,412  10.87 to 10.87   $1,146,156      8.99%    1.00% to 1.50%    6.72% to 6.72%
        2012                            2,007  10.19 to 10.19      $20,451     10.93%    1.00% to 1.50%          n/a

    Fundamental Equity
     Portfolio
        2015                           90,842  13.60 to 13.64   $1,236,984      1.58%    1.00% to 1.50%   -4.74% to -4.55%
        2014                           43,075  14.28 to 14.29     $614,985      0.59%    1.00% to 1.50%    5.70% to 5.70%
                                                                                                           3.14% to 3.14%   ****
        2013                           21,701  13.51 to 13.51     $293,099      0.44%    1.00% to 1.50%   33.94% to 33.94%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

    Developing Growth
     Portfolio
        2015                          135,593  13.63 to 13.67   $1,849,193      0.00%    1.00% to 1.50%   -9.44% to -9.26%
        2014                           56,635  15.05 to 15.07     $852,596      0.00%    1.00% to 1.50%    2.32% to 2.32%
                                                                                                           5.06% to 5.06%   ****
        2013                           30,409  14.71 to 14.71     $447,411      0.00%    1.00% to 1.50%   54.58% to 54.58%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

    Short Duration Income
     Portfolio
        2015                          173,325  9.88 to 9.89     $1,710,251      4.73%    1.00% to 1.50%   -1.21% to -1.13%

    Alger Fund
     LargeCap Growth
      Portfolio
        2015                          469,789  11.76 to 22.37   $7,837,100      0.00%    0.95% to 1.40%    -1.49% to 0.76%
        2014                          526,759  11.73 to 22.43   $8,910,234      0.14%    0.95% to 1.40%    7.49% to 9.94%
        2013                          710,858  10.72 to 20.60  $11,018,234      0.81%    0.95% to 1.40%   30.76% to 33.80%
        2012                          709,303  8.05 to 15.55    $8,247,573      1.20%    0.95% to 1.40%    6.33% to 8.82%
        2011                          838,863  7.58 to 14.84    $8,850,097      1.07%    0.95% to 1.40%   -3.53% to -1.29%

    MidCap Growth Portfolio
        2015                          287,634  12.65 to 22.74   $5,042,004      0.00%    0.95% to 1.40%   -4.67% to -2.49%
        2014                          387,170  13.25 to 23.56   $6,892,899      0.00%    0.95% to 1.40%    4.61% to 6.99%
        2013                          467,371  12.65 to 22.24   $7,780,452      0.32%    0.95% to 1.40%   31.50% to 34.56%
        2012                          553,885  9.60 to 16.70    $6,877,224      0.00%    0.95% to 1.40%   12.47% to 15.11%
        2011                          631,802  8.52 to 14.65    $6,773,234      0.38%    0.95% to 1.40%   -11.20% to -9.14%

    Capital Appreciation
     Portfolio
        2015                          191,276  16.33 to 34.70   $4,058,885      0.09%    0.95% to 1.40%    3.62% to 5.19%
        2014                          190,134  15.59 to 33.32   $3,724,336      0.07%    0.95% to 1.40%   11.00% to 12.68%
        2013                          336,499  13.90 to 29.87   $6,278,603      0.41%    0.95% to 1.40%   31.59% to 33.91%
        2012                          294,519  10.43 to 22.53   $3,805,780      1.08%    0.95% to 1.40%   14.90% to 17.18%
        2011                          319,013  9.09 to 19.42    $3,504,103      0.11%    0.95% to 1.40%   -2.95% to -1.24%

    SmallCap Growth Portfolio
        2015                           54,382  12.62 to 25.11     $801,221      0.00%    0.85% to 1.45%   -5.61% to -4.23%
        2014                           63,954  13.24 to 29.47   $1,014,922      0.00%    0.85% to 1.45%   -1.55% to -0.51%
        2013                           85,377  13.37 to 26.36   $1,359,250      0.00%    0.85% to 1.45%   30.04% to 32.99%
        2012                          105,993  10.10 to 19.82   $1,281,543      0.00%    0.85% to 1.45%    8.94% to 11.43%
        2011                          136,838  9.18 to 17.79    $1,482,858      0.00%    0.85% to 1.45%   -6.23% to -4.10%

    Capital Appreciation
     Portfolio Class S
        2015                        1,602,209  16.05 to 16.10  $25,742,438      0.00%    1.00% to 1.50%    4.49% to 4.70%
        2014                          891,177  15.36 to 15.38  $13,692,750      0.00%    1.00% to 1.50%   11.92% to 11.92%
                                                                                                           4.54% to 4.54%   ****
        2013                          407,192  13.73 to 13.73   $5,589,602      0.18%    1.00% to 1.50%   32.98% to 32.98%
        2012                           31,066  10.32 to 10.32     $320,684      1.00%    1.00% to 1.50%          n/a

    Calvert Variable
     Series, Inc.
     Mid Cap Growth Portfolio
        2015                          177,267  13.38 to 22.91   $2,679,949      0.00%    0.95% to 1.40%   -5.62% to -4.19%
        2014                           65,420  14.03 to 24.15   $1,206,847      0.00%    0.95% to 1.40%    5.47% to 7.07%
                                                                                                           4.60% to 4.60%   ****
        2013                           69,957  13.15 to 22.79   $1,249,055      0.00%    0.95% to 1.40%   26.76% to 28.68%
        2012                           57,034  10.26 to 17.89     $856,895      0.00%    0.95% to 1.40%   13.91% to 15.64%
        2011                           54,924  11.44 to 15.62     $723,996      0.00%    0.95% to 1.40%    -0.09% to 1.36%

    Equity Portfolio
        2014                                -        -                  $0      0.21%    0.95% to 1.40%          n/a
        2013                           72,698  13.30 to 19.40   $1,219,869      0.09%    0.95% to 1.40%   28.39% to 29.81%
        2012                           54,083  10.28 to 14.95     $758,074      0.10%    0.95% to 1.40%   13.19% to 14.95%
        2011                           59,193  11.31 to 13.01     $727,798      0.00%    0.95% to 1.40%   -3.68% to -2.27%

    S&P 500 Index Portfolio
        2015                           71,076  14.37 to 21.19   $1,251,751      0.19%    0.95% to 1.40%    -1.07% to 0.02%
        2014                           63,560  14.43 to 21.18   $1,213,635      3.12%    0.95% to 1.40%    7.98% to 9.17%
                                                                                                           4.76% to 4.76%   ****

    Invesco Variable
     Insurance Funds
     Technology Fund
        2015                           33,171  15.26 to 23.00     $578,765      0.00%    0.95% to 1.40%    4.23% to 5.81%
        2014                           31,654  14.59 to 21.95     $516,489      0.00%    0.95% to 1.40%    8.36% to 10.00%
        2013                           33,609  12.72 to 20.16     $499,465      0.00%    0.95% to 1.40%   21.81% to 23.96%
        2012                           44,404  10.42 to 16.43     $529,133      0.00%    0.95% to 1.40%    8.30% to 10.22%
        2011                           83,409  9.60 to 15.05      $908,911      0.22%    0.95% to 1.40%   -7.58% to -5.95%

    Managed Volatility Fund
        2015                           58,770  17.98 to 26.67   $1,394,675      1.33%    0.95% to 1.40%   -4.81% to -3.08%
        2014                           77,464  18.55 to 27.79   $1,913,469      3.20%    0.95% to 1.40%   17.30% to 19.43%
        2013                           68,635  15.87 to 23.51   $1,416,087      2.87%    0.95% to 1.40%    7.75% to 9.71%
        2012                           72,267  14.61 to 21.64   $1,338,589      3.14%    0.95% to 1.40%    0.17% to 2.62%
        2011                           79,444  14.39 to 21.30   $1,442,706      3.32%    0.95% to 1.40%   12.62% to 15.35%

    Diversified Dividend Fund
        2015                           64,418  7.88 to 10.24      $621,922      2.28%    0.95% to 1.40%    -0.70% to 1.10%
        2014                          166,947  7.88 to 10.13    $1,586,036      6.05%    0.95% to 1.40%    9.77% to 11.76%
        2013                           64,598  7.13 to 9.06       $556,521      2.21%    0.95% to 1.40%   27.48% to 29.80%
        2012                           81,237  5.37 to 6.98       $546,170      1.80%    0.95% to 1.40%   14.79% to 17.60%
        2011                          120,897  4.68 to 5.94       $691,602      0.18%    0.95% to 1.40%   -5.31% to -3.02%

    Global Health Care Fund
        2015                          108,570  21.10 to 26.44   $2,627,428      0.00%    0.95% to 1.40%    0.67% to 2.19%
        2014                           87,743  21.34 to 26.13   $2,092,394      0.00%    0.95% to 1.40%   16.77% to 18.54%
        2013                           77,501  16.12 to 22.26   $1,561,425      0.68%    0.95% to 1.40%   37.14% to 39.21%
        2012                           72,055  12.89 to 16.15   $1,046,351      0.00%    0.95% to 1.40%   17.96% to 19.75%
        2011                           73,296  10.92 to 13.63     $893,103      0.00%    0.95% to 1.40%    1.49% to 2.97%

    Global Real Estate Fund
        2015                           36,705  10.05 to 12.38     $406,575      2.12%    0.85% to 1.45%   -5.17% to -3.11%
        2014                           51,032  10.60 to 12.77     $585,994      1.24%    0.85% to 1.45%   10.36% to 12.75%
        2013                           50,018  9.60 to 11.42      $514,129      3.30%    0.85% to 1.45%    -1.09% to 1.01%
        2012                           70,357  9.75 to 11.21      $722,234      0.51%    0.85% to 1.45%   23.61% to 26.06%
        2011                           31,790  7.96 to 8.90       $262,657      2.85%    0.85% to 1.45%   -9.80% to -8.02%

    International Growth Fund
        2015                           33,234  10.28 to 12.30     $378,692      1.33%    0.85% to 1.45%   -5.87% to -4.11%
        2014                           37,036  10.93 to 12.83     $439,577      1.94%    0.85% to 1.45%   -3.26% to -1.45%
        2013                           38,157  11.04 to 13.27     $457,938      0.86%    0.85% to 1.45%   14.41% to 16.89%
        2012                           47,732  9.65 to 11.25      $491,298      0.84%    0.85% to 1.45%   11.05% to 13.64%
        2011                           25,891  8.69 to 9.90       $242,008      1.50%    0.85% to 1.45%   -10.37% to -8.28%

    Mid Cap Core Equity Fund
        2015                           15,520  11.88 to 13.74     $199,799      0.11%    0.85% to 1.45%   -7.20% to -5.85%
        2014                           12,121  12.81 to 14.52     $166,797      0.00%    0.85% to 1.45%    0.99% to 2.47%
        2013                           22,442  12.30 to 14.17     $296,804      0.87%    0.85% to 1.45%   24.42% to 26.24%
        2012                           17,526  10.11 to 11.14     $185,193      0.00%    0.85% to 1.45%    7.12% to 8.69%
        2011                           85,424  9.28 to 10.46      $822,620      0.03%    0.85% to 1.45%   -9.53% to -7.80%

    J.P. Morgan Series
     Trust II
     Core Bond Portfolio
        2015                          325,502  8.81 to 12.52    $3,809,883      3.65%    0.95% to 1.40%    -1.92% to 0.16%
        2014                          357,455  8.98 to 12.50    $4,184,593      3.94%    0.95% to 1.40%    1.77% to 3.93%
        2013                          402,648  8.82 to 12.02    $4,514,348      4.69%    0.95% to 1.40%   -4.43% to -2.40%
        2012                          457,070  9.23 to 12.32    $5,257,904      4.38%    0.95% to 1.40%    2.15% to 4.33%
        2011                          640,743  9.04 to 11.81    $6,974,366      4.73%    0.95% to 1.40%    4.24% to 6.44%

    Small Cap Core Portfolio
        2015                          144,407  14.50 to 26.69   $3,086,926      0.10%    0.95% to 1.40%   -7.99% to -6.18%
        2014                          201,524  15.65 to 28.73   $4,600,600      0.10%    0.95% to 1.40%    6.14% to 8.56%
        2013                          202,751  14.75 to 26.73   $4,297,164      0.80%    0.95% to 1.40%   37.75% to 40.95%
        2012                          187,518  10.70 to 19.16   $2,847,401      0.22%    0.95% to 1.40%   15.88% to 18.59%
        2011                          195,758  9.21 to 16.32    $2,529,380      0.11%    0.95% to 1.40%   -7.81% to -5.67%

    Rydex Variable Trust
     Nova Fund
        2015                           21,989  15.56 to 23.23     $398,785      0.00%    0.95% to 1.40%   -3.12% to -1.66%
        2014                           30,233  16.06 to 23.86     $561,653      0.10%    0.95% to 1.40%   15.72% to 17.47%
        2013                           25,658  13.88 to 20.51     $402,657      0.08%    0.95% to 1.40%   45.39% to 47.58%
        2012                           43,741  9.55 to 13.69      $474,062      0.00%    0.95% to 1.40%   19.33% to 21.08%
        2011                           19,071  8.13 to 9.35       $167,330      0.04%    0.95% to 1.40%   -3.51% to -2.10%

    NASDAQ-100 Fund
        2015                           44,391  21.08 to 31.84   $1,208,870      0.00%    0.95% to 1.40%    5.62% to 7.22%
        2014                           54,125  19.96 to 29.99   $1,356,794      0.00%    0.95% to 1.40%   14.60% to 16.34%
        2013                           98,960  17.41 to 26.04   $2,128,283      0.00%    0.95% to 1.40%   31.36% to 33.35%
        2012                           39,584  13.25 to 19.72     $652,881      0.00%    0.95% to 1.40%   13.93% to 15.66%
        2011                           26,207  11.63 to 17.23     $379,509      0.00%    0.95% to 1.40%    -0.25% to 1.20%

    U.S. Government
     Money Market Fund
        2015                           56,744  7.69 to 9.83       $542,391      0.00%    0.95% to 1.45%   -2.71% to -0.95%
        2014                           68,055  7.90 to 9.93       $647,251      0.00%    0.95% to 1.45%   -1.98% to -0.95%
        2013                           35,346  8.22 to 10.02      $324,918      0.00%    0.95% to 1.45%   -3.50% to -0.95%
        2012                           80,228  8.52 to 10.12      $752,934      0.00%    0.95% to 1.45%   -3.50% to -0.95%
        2011                          110,741  8.83 to 10.21    $1,072,590      0.00%    0.95% to 1.45%   -3.14% to -0.94%

    Inverse S&P 500
     Strategy Fund
        2015                           86,072  1.90 to 2.95       $199,322      0.00%    0.95% to 1.40%   -6.47% to -5.34%
        2014                           85,097  2.02 to 3.13       $204,943      0.00%    0.95% to 1.40%   -16.27% to -15.26%
        2013                          116,167  2.41 to 3.71       $340,299      0.00%    0.95% to 1.40%   -28.48% to -27.21%
        2012                          125,811  3.35 to 5.12       $506,354      0.00%    0.95% to 1.40%   -19.20% to -17.77%
        2011                          147,574  4.11 to 6.25       $728,375      0.00%    0.95% to 1.40%   -11.46% to -9.90%

    Inverse NASDAQ-100
     Strategy Fund
        2015                          251,753  0.98 to 1.91       $299,429      0.00%    0.95% to 1.40%   -14.55% to -13.70%
        2014                          284,321  1.15 to 2.22       $390,457      0.00%    0.95% to 1.40%   -20.20% to -19.40%
        2013                          320,796  1.44 to 2.77       $548,496      0.00%    0.95% to 1.40%   -30.42% to -29.72%
        2012                          529,359  2.07 to 3.95     $1,301,890      0.00%    0.95% to 1.40%   -20.27% to -19.42%
        2011                          456,501  2.60 to 4.92     $1,399,209      0.00%    0.95% to 1.40%   -11.90% to -10.92%

    Inverse Government Long
     Bond Strategy Fund
        2015                           16,398  2.85 to 3.21        $51,164      0.00%    0.95% to 1.40%   -3.12% to -2.15%
        2014                           11,003  2.94 to 3.28        $35,271      0.00%    0.95% to 1.40%   -26.36% to -25.62%
        2013                           51,688  3.90 to 4.56       $217,032      0.00%    0.95% to 1.40%   12.98% to 14.17%
        2012                           37,335  3.51 to 4.03       $140,017      0.00%    0.95% to 1.40%   -8.11% to -7.09%
        2011                           74,580  3.82 to 4.15       $303,067      0.00%    0.95% to 1.40%   -31.85% to -31.09%

    Government Long Bond
     1.2x Strategy
        2015                           15,760  14.53 to 17.13     $261,028      2.40%    0.95% to 1.40%   -7.39% to -5.99%
        2014                           17,755  15.69 to 18.22     $306,838      1.47%    0.95% to 1.40%   31.42% to 33.41%
        2013                            8,581  11.94 to 13.66     $113,239      2.75%    0.95% to 1.40%   -20.23% to -19.03%
        2012                           36,921  13.52 to 16.87     $592,678      2.27%    0.95% to 1.40%    0.05% to 2.03%
        2011                           64,304  13.51 to 16.54   $1,013,649      7.71%    0.95% to 1.40%   38.10% to 40.18%

    NASDAQ-100 2x
     Strategy Fund
        2015                              195  34.33 to 34.33       $6,692      0.00%    0.85% to 1.45%   12.75% to 12.75%
        2014                              195  30.45 to 30.45       $5,940      0.00%    0.85% to 1.45%          n/a
        2013                              203  21.81 to 21.81       $4,433      0.00%    0.85% to 1.45%   76.39% to 76.39%
        2012                              203  12.37 to 12.37       $2,515      0.00%    0.85% to 1.45%   31.26% to 31.26%
        2011                              204  9.42 to 9.42         $1,918      0.00%    0.85% to 1.45%   -2.78% to -2.78%

    S&P 500 2x Strategy Fund
        2012                            1,133  7.14 to 7.14         $8,083      0.00%    0.85% to 1.45%   26.24% to 26.24%
        2011                            1,200  5.65 to 5.65         $6,783      0.00%    0.85% to 1.45%   -6.27% to -6.27%

    Inverse Dow 2x
     Strategy Fund
        2015                              424  0.95 to 0.95           $403      0.00%    0.85% to 1.45%   -9.54% to -9.54%
        2014                              425  1.05 to 1.05           $446      0.00%    0.85% to 1.45%          n/a
        2013                              442  1.31 to 1.31           $582      0.00%    0.85% to 1.45%   -45.08% to -24.12%
        2012                              443  2.39 to 2.39         $1,060      0.00%    0.85% to 1.45%   -24.12% to -24.12%
        2011                              443  3.15 to 3.15         $1,398      0.00%    0.85% to 1.45%   -28.62% to -28.62%

    Rydex Variable Insurance
     Fund
     Biotechnology Fund
        2015                          445,946  20.35 to 20.41   $9,081,414      0.00%    1.00% to 1.50%    7.02% to 7.23%
        2014                          173,310  19.01 to 19.03   $3,295,338      0.00%    1.00% to 1.50%   30.92% to 30.92%
                                                                                                          15.51% to 15.51%  ****
        2013                           40,582  14.52 to 14.52     $589,380      0.00%    1.00% to 1.50%   52.14% to 52.14%
        2012                              152  9.55 to 9.55         $1,451      0.00%    1.00% to 1.50%          n/a

    S&P 500 Pure Growth Fund
        2015                          221,134  15.65 to 15.70   $3,463,621      0.00%    1.00% to 1.50%   -0.28% to -0.08%
        2014                          128,892  15.70 to 15.71   $2,023,165      0.00%    1.00% to 1.50%   10.91% to 10.91%
                                                                                                           1.19% to 1.19%   ****
        2013                           32,718  14.15 to 14.15     $463,018      0.00%    1.00% to 1.50%   39.42% to 39.42%
        2012                               91  10.15 to 10.15         $925      0.00%    1.00% to 1.50%          n/a

    S&P MidCap 400 Pure
     Growth Fund
        2015                          117,626  12.97 to 13.00   $1,526,220      0.00%    1.00% to 1.50%    -0.04% to 0.16%
        2014                           36,676  12.97 to 12.98     $475,850      0.00%    1.00% to 1.50%   -2.87% to -2.87%
                                                                                                          -1.32% to -1.32%  ****
        2013                           18,761  13.36 to 13.36     $250,587      0.00%    1.00% to 1.50%   32.25% to 32.25%
        2012                            1,399  10.10 to 10.10      $14,126      0.00%    1.00% to 1.50%          n/a

    Guggenheim Variable
     Insurance Fund
     Long Short Equity Fund
        2015                           65,326  11.52 to 15.89     $807,249      0.00%    0.95% to 1.50%    -0.74% to 0.30%
        2014                           24,817  11.54 to 15.85     $324,361      0.00%    0.95% to 1.50%    0.76% to 1.82%
                                                                                                           4.58% to 4.58%   ****
        2013                           23,566  11.38 to 15.56     $314,281      0.00%    0.95% to 1.50%   15.08% to 16.35%
        2012                           16,054  9.82 to 13.37      $198,446      0.00%    0.95% to 1.50%    2.30% to 3.44%
        2011                           25,202  10.55 to 12.93     $300,170      0.00%    0.95% to 1.40%   -8.45% to -7.44%

    Multi-Hedge Strategies
     Fund
        2015                          303,213  10.41 to 10.44   $3,158,140      0.88%    0.85% to 1.45%    0.48% to 0.68%
        2014                          116,842  10.36 to 10.37   $1,210,281      0.00%    0.85% to 1.45%    3.26% to 3.26%
                                                                                                           2.53% to 2.53%   ****
        2013                           36,008  10.03 to 10.03     $361,203      0.00%    0.85% to 1.45%    0.29% to 0.29%
        2012                            6,630  10.00 to 10.00      $66,310      0.81%    0.85% to 1.45%          n/a

    Global Managed Futures
     Strategies Fund
        2015                           69,270  9.88 to 9.91       $684,912      2.05%    0.85% to 1.45%   -2.87% to -2.67%
        2014                           22,032  10.17 to 10.18     $224,160      0.00%    0.85% to 1.45%   10.58% to 10.58%
                                                                                                          10.18% to 10.18%  ****
        2013                           12,698  9.20 to 9.20       $116,825      0.00%    0.85% to 1.45%    1.21% to 1.21%
        2012                            5,609  9.09 to 9.09        $50,991      0.00%    0.85% to 1.45%          n/a

    DWA Sector Rotation Fund
        2012                            2,662  9.78 to 9.78        $26,027      0.00%    0.85% to 1.45%          n/a

    Small Cap Value Fund
        2015                          162,442  12.37 to 12.40   $2,009,520      0.00%    0.85% to 1.45%   -7.87% to -7.69%
        2014                          139,234  13.42 to 13.43   $1,868,987      0.01%    0.85% to 1.45%   -2.70% to -2.70%
                                                                                                          -1.20% to -1.20%  ****
        2013                           86,124  13.80 to 13.80   $1,188,176      0.00%    0.85% to 1.45%   34.96% to 34.96%
        2012                              600  10.22 to 10.22       $6,132      0.00%    0.85% to 1.45%          n/a

   ProFunds VP
    Access VP High Yield Fund
        2015                           21,653  13.30 to 16.14     $322,199      3.09%    0.85% to 1.45%   -3.19% to -1.24%
        2014                           52,715  13.74 to 16.48     $799,500      5.44%    0.85% to 1.45%    -1.08% to 1.02%
        2013                           39,328  13.84 to 16.32     $588,669      2.54%    0.85% to 1.45%    6.29% to 8.49%
        2012                           84,227  12.80 to 14.93   $1,160,670      3.58%    0.85% to 1.45%    9.96% to 12.53%
        2011                          131,864  11.64 to 13.26   $1,654,648      1.02%    0.85% to 1.45%    -0.98% to 1.32%

    Asia 30
        2015                           12,639  9.79 to 11.00      $131,290      0.47%    0.85% to 1.45%   -11.84% to -10.77%
        2014                           17,340  10.87 to 12.33     $199,553      0.08%    0.85% to 1.45%   -4.48% to -3.08%
        2013                           18,418  11.16 to 12.72     $222,757      0.02%    0.85% to 1.45%   11.46% to 13.20%
        2012                           87,941  9.96 to 11.35      $945,771      0.00%    0.85% to 1.45%   11.82% to 13.69%
        2011                           51,003  9.00 to 9.88       $482,019      0.02%    0.85% to 1.45%   -29.15% to -28.12%

    Banks
        2015                           32,482  4.51 to 5.42       $163,946      0.70%    0.85% to 1.45%   -3.67% to -1.82%
        2014                           48,088  4.68 to 5.52       $242,667      0.07%    0.85% to 1.45%    6.79% to 8.30%
        2013                           32,473  4.38 to 4.94       $149,095      0.59%    0.85% to 1.45%   29.19% to 31.14%
        2012                           58,156  3.41 to 3.88       $214,879      0.00%    0.85% to 1.45%   29.44% to 31.08%
        2011                            6,097  2.68 to 2.87        $16,505      0.00%    0.85% to 1.45%   -28.92% to -28.02%

    Basic Materials
        2015                            6,198  9.36 to 10.88       $61,802      3.36%    0.85% to 1.45%   -16.55% to -15.25%
        2014                            7,262  11.22 to 12.84      $85,380      0.43%    0.85% to 1.45%    -1.42% to 0.12%
        2013                           42,748  11.38 to 12.82     $518,870      0.41%    0.85% to 1.45%   14.82% to 16.61%
        2012                           14,164  9.91 to 11.10      $146,682      0.30%    0.85% to 1.45%    5.16% to 6.81%
        2011                           16,784  9.32 to 10.29      $163,287      0.18%    0.85% to 1.45%   -18.79% to -17.44%

    Bear
        2015                           55,001  2.66 to 3.06       $152,545      0.00%    0.85% to 1.45%   -7.92% to -6.57%
        2014                           81,717  2.80 to 3.30       $245,978      0.00%    0.85% to 1.45%   -17.16% to -15.74%
        2013                           67,746  3.41 to 3.89       $244,825      0.00%    0.85% to 1.45%   -28.65% to -27.83%
        2012                           62,853  4.97 to 5.38       $324,201      0.00%    0.85% to 1.45%   -18.99% to -18.05%
        2011                          124,106  5.83 to 6.74       $787,691      0.00%    0.85% to 1.45%   -11.57% to -10.06%

    Biotechnology
        2015                           40,737  27.22 to 33.51   $1,256,764      0.00%    0.85% to 1.45%    -0.30% to 1.86%
        2014                           28,510  27.30 to 32.90     $857,982      0.00%    0.85% to 1.45%   25.21% to 27.92%
        2013                           41,422  21.80 to 25.91     $987,161      0.00%    0.85% to 1.45%   62.63% to 66.24%
        2012                           30,457  13.46 to 15.59     $435,686      0.00%    0.85% to 1.45%   35.98% to 38.05%
        2011                            9,240  9.96 to 10.88       $96,619      0.00%    0.85% to 1.45%    3.21% to 4.61%

    Bull
        2015                          115,563  11.45 to 14.10   $1,499,602      0.00%    0.85% to 1.45%   -3.93% to -1.84%
        2014                          221,481  11.92 to 14.37   $2,939,445      0.00%    0.85% to 1.45%    7.58% to 9.64%
        2013                          137,159  11.08 to 12.82   $1,668,297      0.00%    0.85% to 1.45%   25.23% to 27.63%
        2012                          173,180  8.85 to 10.28    $1,668,845      0.00%    0.85% to 1.45%    9.90% to 12.41%
        2011                          292,726  8.05 to 9.15     $2,548,212      0.00%    0.85% to 1.45%   -3.48% to -1.29%

    Consumer Goods
        2015                            8,660  15.70 to 19.23     $154,530      0.93%    0.85% to 1.45%    0.68% to 2.46%
        2014                           33,886  15.46 to 18.54     $575,590      0.56%    0.85% to 1.45%    6.44% to 8.42%
        2013                           56,143  14.47 to 16.74     $867,050      1.43%    0.85% to 1.45%   24.16% to 26.35%
        2012                           59,280  11.79 to 13.33     $729,545      1.14%    0.85% to 1.45%    7.14% to 9.15%
        2011                           72,391  11.00 to 12.32     $826,481      1.08%    0.85% to 1.45%    3.38% to 5.46%

    Consumer Services
        2015                           14,786  16.43 to 19.93     $269,712      0.00%    0.85% to 1.45%    1.04% to 3.08%
        2014                            9,299  16.26 to 19.34     $168,724      0.00%    0.85% to 1.45%    8.54% to 10.73%
        2013                           46,377  14.98 to 17.80     $762,722      0.25%    0.85% to 1.45%   34.99% to 37.93%
        2012                           25,206  10.99 to 12.81     $299,586      0.00%    0.85% to 1.45%   17.82% to 20.39%
        2011                           34,452  9.42 to 10.64      $342,150      0.00%    0.85% to 1.45%    1.83% to 4.04%

    Dow 30
        2015                           68,652  10.96 to 13.37     $887,095      0.00%    0.85% to 1.45%   -6.17% to -4.70%
        2014                          141,777  11.68 to 13.42   $1,800,880      0.00%    0.85% to 1.45%    2.88% to 4.48%
        2013                           39,080  11.06 to 12.79     $478,654      0.00%    0.85% to 1.45%   20.63% to 22.82%
        2012                           32,724  9.16 to 10.33      $315,341      0.00%    0.85% to 1.45%    2.93% to 4.81%
        2011                           80,134  8.90 to 10.14      $750,451      0.00%    0.85% to 1.45%    0.08% to 2.41%

    Emerging Markets
        2015                           26,020  4.32 to 5.06       $125,975      1.59%    0.85% to 1.45%   -20.21% to -18.63%
        2014                           38,948  5.42 to 6.22       $230,410      0.37%    0.85% to 1.45%   -6.74% to -4.91%
        2013                          100,024  5.81 to 6.60       $624,682      0.57%    0.85% to 1.45%   -9.64% to -7.72%
        2012                           77,655  6.43 to 7.16       $524,747      0.49%    0.85% to 1.45%    3.30% to 4.92%
        2011                           50,999  6.32 to 6.77       $336,086      0.00%    0.85% to 1.45%   -22.27% to -20.94%

    Europe 30
        2015                           10,469  7.01 to 8.30        $81,943      4.74%    0.85% to 1.45%   -13.77% to -12.25%
        2014                           11,023  8.12 to 9.46        $98,741      1.78%    0.85% to 1.45%   -11.61% to -10.05%
        2013                           14,316  9.19 to 10.51      $141,178      0.67%    0.85% to 1.45%   17.75% to 19.77%
        2012                           30,532  7.78 to 8.87       $251,082      0.77%    0.85% to 1.45%   14.10% to 14.79%
        2011                            4,273  7.39 to 7.65        $32,074      1.48%    0.85% to 1.45%   -10.73% to -10.28%

    Falling U.S. Dollar
        2015                           14,144  5.61 to 6.36        $83,783      0.00%    0.85% to 1.45%   -12.14% to -11.17%
        2014                           16,460  6.62 to 7.16       $112,390      0.00%    0.85% to 1.45%   -14.67% to -13.73%
        2013                           18,442  7.44 to 8.30       $145,290      0.00%    0.85% to 1.45%   -4.67% to -3.28%
        2012                           17,106  7.91 to 8.58       $142,030      0.00%    0.85% to 1.45%   -3.48% to -2.06%
        2011                           14,903  8.04 to 8.76       $126,724      0.00%    0.85% to 1.45%   -5.03% to -3.98%

    Financials
        2015                           62,516  6.35 to 7.82       $450,279      0.10%    0.85% to 1.45%   -4.93% to -2.86%
        2014                          131,799  6.68 to 8.12       $971,880      0.03%    0.85% to 1.45%    8.98% to 11.35%
        2013                           52,779  6.13 to 7.23       $358,400      0.78%    0.85% to 1.45%   28.18% to 30.24%
        2012                           18,771  4.87 to 5.55        $94,920      0.81%    0.85% to 1.45%   21.03% to 22.37%
        2011                           16,006  4.12 to 4.39        $67,173      0.00%    0.85% to 1.45%   -16.38% to -15.45%

    Health Care
        2015                           48,007  17.98 to 22.24     $978,607      0.00%    0.85% to 1.45%    1.41% to 3.67%
        2014                           96,432  17.65 to 21.45   $1,877,448      0.07%    0.85% to 1.45%   19.45% to 22.10%
        2013                           97,904  14.84 to 17.57   $1,554,631      0.56%    0.85% to 1.45%   34.95% to 37.95%
        2012                          119,076  10.85 to 12.74   $1,384,052      0.34%    0.85% to 1.45%   13.46% to 15.77%
        2011                          100,957  9.76 to 10.93    $1,023,468      0.30%    0.85% to 1.45%    6.44% to 8.58%

    Industrials
        2015                           14,563  11.95 to 14.51     $190,231      0.04%    0.85% to 1.45%   -6.65% to -4.76%
        2014                           17,083  12.81 to 15.23     $236,311      0.09%    0.85% to 1.45%    2.05% to 4.11%
        2013                           40,195  12.41 to 14.63     $536,718      0.12%    0.85% to 1.45%   33.57% to 36.27%
        2012                           18,120  9.40 to 10.74      $179,990      0.14%    0.85% to 1.45%   12.14% to 13.84%
        2011                            6,135  8.44 to 9.25        $54,209      0.92%    0.85% to 1.45%   -4.87% to -3.44%

    International
        2015                           24,096  5.83 to 6.86       $155,572      0.00%    0.85% to 1.45%   -6.75% to -4.86%
        2014                           22,869  6.26 to 7.21       $153,060      0.00%    0.85% to 1.45%   -11.18% to -9.39%
        2013                           18,762  7.04 to 7.95       $139,275      0.00%    0.85% to 1.45%   15.50% to 17.83%
        2012                           41,310  6.10 to 6.75       $261,349      0.00%    0.85% to 1.45%   12.49% to 13.74%
        2011                           15,256  5.53 to 5.79        $85,216      0.00%    0.85% to 1.45%   -16.87% to -15.95%

    Internet
        2015                           19,608  21.63 to 26.51     $471,647      0.00%    0.85% to 1.45%   16.21% to 18.50%
        2014                           14,375  18.62 to 22.05     $289,013      0.00%    0.85% to 1.45%   -2.36% to -0.63%
        2013                           16,186  19.07 to 21.81     $329,941      0.00%    0.85% to 1.45%   46.64% to 48.86%
        2012                           15,088  13.10 to 14.48     $206,510      0.00%    0.85% to 1.45%   15.86% to 17.50%
        2011                           14,959  11.38 to 12.50     $178,195      0.00%    0.85% to 1.45%   -9.93% to -8.43%

    Japan
        2015                           36,394  6.79 to 8.13       $273,731      0.00%    0.85% to 1.45%    2.43% to 3.82%
        2014                           48,576  6.63 to 7.46       $337,069      0.00%    0.85% to 1.45%    -0.07% to 1.28%
        2013                           55,659  6.64 to 7.36       $405,810      0.00%    0.85% to 1.45%   43.71% to 45.45%
        2012                           81,738  4.60 to 5.23       $406,753      0.00%    0.85% to 1.45%   20.62% to 20.62%
        2011                           53,686  4.20 to 4.20       $225,339      0.00%    0.85% to 1.45%   -20.07% to -20.07%

    Large-Cap Growth
        2015                           70,061  13.95 to 17.09   $1,111,368      0.00%    0.85% to 1.45%    0.29% to 2.42%
        2014                          111,577  13.73 to 16.69   $1,736,803      0.12%    0.85% to 1.45%    8.99% to 11.47%
        2013                           78,600  12.60 to 14.97   $1,095,646      0.23%    0.85% to 1.45%   26.17% to 28.98%
        2012                           63,999  9.92 to 11.61      $694,558      0.11%    0.85% to 1.45%    8.66% to 11.14%
        2011                           48,648  9.13 to 10.37      $478,329      0.00%    0.85% to 1.45%    -0.56% to 1.70%

    Large-Cap Value
        2015                           43,799  9.84 to 12.17      $499,313      1.24%    0.85% to 1.45%   -8.01% to -5.97%
        2014                          102,658  10.70 to 12.95   $1,235,661      0.82%    0.85% to 1.45%    6.67% to 9.05%
        2013                           71,726  10.03 to 11.87     $801,534      1.30%    0.85% to 1.45%   25.55% to 28.22%
        2012                           86,055  8.05 to 9.26       $747,990      0.61%    0.85% to 1.45%   11.60% to 13.81%
        2011                          127,839  7.23 to 8.08       $976,623      0.27%    0.85% to 1.45%   -4.38% to -2.65%

    Mid-Cap
        2015                          261,896  11.31 to 13.63   $3,215,020      0.00%    0.85% to 1.45%   -7.78% to -5.68%
        2014                          135,919  12.19 to 14.45   $1,774,581      0.00%    0.85% to 1.45%    3.74% to 6.26%
        2013                          220,190  11.75 to 13.60   $2,772,410      0.00%    0.85% to 1.45%   26.04% to 29.10%
        2012                          273,653  9.32 to 10.53    $2,655,833      0.00%    0.85% to 1.45%   11.32% to 13.93%
        2011                           31,597  8.37 to 9.20       $275,239      0.00%    0.85% to 1.45%   -7.20% to -5.84%

    Mid-Cap Growth
        2015                           80,792  13.19 to 16.16   $1,213,312      0.00%    0.85% to 1.45%   -3.17% to -1.11%
        2014                           55,228  13.56 to 16.34     $843,479      0.00%    0.85% to 1.45%    2.35% to 4.42%
        2013                           42,394  13.42 to 15.77     $623,060      0.00%    0.85% to 1.45%   26.16% to 28.84%
        2012                           46,519  10.64 to 12.24     $534,681      0.00%    0.85% to 1.45%   11.62% to 13.77%
        2011                           31,210  9.46 to 10.69      $312,125      0.00%    0.85% to 1.45%   -6.28% to -4.24%

    Mid-Cap Value
        2015                           14,503  11.00 to 13.49     $180,400      0.17%    0.85% to 1.45%   -11.38% to -9.50%
        2014                           16,877  12.42 to 14.90     $233,200      0.31%    0.85% to 1.45%    6.40% to 8.65%
        2013                           24,145  11.67 to 13.71     $308,115      0.54%    0.85% to 1.45%   27.74% to 30.32%
        2012                           45,678  9.21 to 10.52      $447,818      0.22%    0.85% to 1.45%   12.71% to 14.94%
        2011                           20,074  8.20 to 9.16       $173,898      0.37%    0.85% to 1.45%   -7.08% to -5.26%

    Money Market
        2015                        1,214,953  7.41 to 9.48    $10,377,559      0.02%    0.85% to 1.45%   -3.75% to -1.27%
        2014                        1,132,943  7.70 to 9.60     $9,948,249      0.02%    0.85% to 1.45%   -3.76% to -1.27%
        2013                        1,189,889  8.00 to 9.73    $10,693,366      0.02%    0.85% to 1.45%   -3.76% to -1.27%
        2012                        2,000,451  8.31 to 9.85    $18,368,357      0.02%    0.85% to 1.45%   -3.78% to -1.28%
        2011                        2,232,648  8.64 to 9.98    $21,228,020      0.02%    0.85% to 1.45%   -3.75% to -1.27%

    Oil & Gas
        2015                          142,722  7.51 to 9.12     $1,130,718      0.83%    0.85% to 1.45%   -25.97% to -24.55%
        2014                          149,975  10.25 to 12.35   $1,600,863      0.50%    0.85% to 1.45%   -13.89% to -12.02%
        2013                          159,459  11.90 to 14.04   $1,970,343      0.44%    0.85% to 1.45%   19.86% to 22.16%
        2012                          176,649  9.86 to 11.27    $1,814,444      0.11%    0.85% to 1.45%    -0.51% to 1.31%
        2011                          200,734  10.05 to 11.13   $2,066,750      0.18%    0.85% to 1.45%    -1.12% to 0.68%

    NASDAQ-100
        2015                           48,860  17.50 to 21.86     $977,928      0.00%    0.85% to 1.45%    3.55% to 5.96%
        2014                          117,689  16.90 to 20.63   $2,279,719      0.00%    0.85% to 1.45%   12.76% to 15.09%
        2013                           55,249  14.99 to 17.54     $932,204      0.00%    0.85% to 1.45%   29.40% to 32.08%
        2012                           88,533  11.58 to 13.59   $1,130,570      0.00%    0.85% to 1.45%   11.99% to 14.61%
        2011                           41,081  10.34 to 11.78     $458,707      0.00%    0.85% to 1.45%    -2.22% to 0.05%

    Pharmaceuticals
        2015                           45,414  16.39 to 20.09     $838,578      0.16%    0.85% to 1.45%    0.95% to 2.63%
        2014                           43,240  16.24 to 18.74     $762,099      0.89%    0.85% to 1.45%   15.37% to 17.29%
        2013                           15,825  14.07 to 15.97     $236,316      2.77%    0.85% to 1.45%   27.23% to 28.96%
        2012                           11,565  10.95 to 12.11     $133,174      1.80%    0.85% to 1.45%    8.10% to 9.57%
        2011                           27,507  10.23 to 11.37     $290,719      0.16%    0.85% to 1.45%   12.37% to 14.35%

    Precious Metals
        2015                          189,337  2.09 to 2.58       $416,837      0.00%    0.85% to 1.45%   -35.14% to -33.72%
        2014                          219,266  3.23 to 3.89       $741,708      0.00%    0.85% to 1.45%   -26.45% to -24.85%
        2013                          234,647  4.39 to 5.18     $1,078,329      0.00%    0.85% to 1.45%   -40.05% to -38.75%
        2012                          298,334  7.29 to 8.45     $2,280,219      0.00%    0.85% to 1.45%   -17.50% to -15.66%
        2011                          290,349  8.84 to 10.02    $2,670,882      0.00%    0.85% to 1.45%   -21.99% to -20.26%

    Real Estate
        2015                           16,777  9.96 to 12.08      $181,980      0.34%    0.85% to 1.45%   -3.17% to -1.22%
        2014                           85,718  10.28 to 12.50     $977,108      2.25%    0.85% to 1.45%   20.66% to 23.40%
        2013                           17,042  8.52 to 10.13      $156,498      2.17%    0.85% to 1.45%   -3.35% to -1.45%
        2012                           21,256  8.85 to 10.19      $198,860      3.42%    0.85% to 1.45%   13.35% to 15.54%
        2011                           15,319  7.91 to 8.82       $125,302      0.00%    0.85% to 1.45%    1.36% to 3.14%

    Rising Rates Opportunity
        2015                           89,642  2.03 to 2.40       $197,675      0.00%    0.85% to 1.45%   -4.97% to -3.29%
        2014                          200,607  2.13 to 2.58       $471,037      0.00%    0.85% to 1.45%   -32.66% to -31.16%
        2013                          135,000  3.17 to 3.75       $476,179      0.00%    0.85% to 1.45%   12.64% to 14.97%
        2012                          245,087  2.84 to 3.26       $737,469      0.00%    0.85% to 1.45%   -10.02% to -8.37%
        2011                          302,664  3.10 to 3.50       $995,205      0.00%    0.85% to 1.45%   -39.77% to -38.46%

    Semiconductor
        2015                              969  11.87 to 12.45      $11,653      0.81%    0.85% to 1.45%   -4.94% to -4.46%
        2014                            3,860  12.21 to 13.04      $48,679      0.02%    0.85% to 1.45%   31.67% to 31.67%
        2013                              174  9.48 to 9.48         $1,650      0.17%    0.85% to 1.45%   30.64% to 30.64%
        2012                            1,235  6.74 to 7.26         $8,580      0.03%    0.85% to 1.45%   -7.25% to -6.22%
        2011                            3,232  7.27 to 7.74        $23,887      0.10%    0.85% to 1.45%   -5.94% to -5.94%

    Short Dow 30
        2015                            6,832  2.26 to 2.44        $16,312      0.00%    0.85% to 1.45%   -7.36% to -6.61%
        2014                           21,612  2.36 to 2.67        $54,239      0.00%    0.85% to 1.45%   -14.18% to -13.49%
        2013                            6,731  2.84 to 3.02        $20,055      0.00%    0.85% to 1.45%   -31.29% to -30.74%
        2012                            4,546  4.13 to 4.36        $19,696      0.00%    0.85% to 1.45%   -15.23% to -14.55%
        2011                            8,145  4.88 to 5.40        $42,372      0.00%    0.85% to 1.45%   -15.81% to -14.29%

    Short Emerging Markets
        2015                            7,710  4.37 to 4.94        $34,812      0.00%    0.85% to 1.45%    8.22% to 9.58%
        2014                            6,676  4.12 to 4.65        $29,394      0.00%    0.85% to 1.45%   -5.80% to -4.18%
        2013                           12,817  4.38 to 4.85        $59,450      0.00%    0.85% to 1.45%   -2.94% to -1.96%
        2012                            1,809  4.54 to 4.82         $8,409      0.00%    0.85% to 1.45%   -15.54% to -14.56%
        2011                            3,583  5.38 to 5.64        $19,621      0.00%    0.85% to 1.45%    7.51% to 8.75%

    Short International
        2015                            9,391  4.24 to 4.40        $41,164      0.00%    0.85% to 1.45%   -6.16% to -6.06%
        2014                            9,488  4.58 to 4.71        $44,355      0.00%    0.85% to 1.45%    0.06% to 0.46%
        2013                            8,911  4.58 to 4.69        $41,478      0.00%    0.85% to 1.45%   -23.11% to -22.80%
        2012                           11,830  5.84 to 6.08        $70,864      0.00%    0.85% to 1.45%   -22.61% to -21.98%
        2011                           14,422  7.54 to 7.94       $111,648      0.00%    0.85% to 1.45%   -1.30% to -0.06%

    Short Mid-Cap
        2015                            8,094  2.15 to 2.32        $18,356      0.00%    0.85% to 1.45%   -4.71% to -4.71%
        2014                            2,567  2.28 to 2.44         $6,192      0.00%    0.85% to 1.45%   -15.11% to -14.43%
        2013                            1,045  2.69 to 2.86         $2,899      0.00%    0.85% to 1.45%   -29.91% to -29.34%
        2012                            1,393  3.83 to 4.15         $5,542      0.00%    0.85% to 1.45%   -21.44% to -20.80%
        2011                            1,105  4.88 to 5.10         $5,516      0.00%    0.85% to 1.45%   -11.02% to -10.31%

    Short NASDAQ-100
        2015                            1,836  1.59 to 1.71         $3,080      0.00%    0.85% to 1.45%   -15.70% to -15.32%
        2014                           15,010  1.93 to 2.24        $33,086      0.00%    0.85% to 1.45%   -21.84% to -20.90%
        2013                           60,863  2.40 to 2.71       $153,793      0.00%    0.85% to 1.45%   -31.56% to -30.73%
        2012                          125,358  3.61 to 4.07       $486,126      0.00%    0.85% to 1.45%   -21.29% to -19.85%
        2011                          131,562  4.58 to 5.08       $643,248      0.00%    0.85% to 1.45%   -13.20% to -12.03%

    Short Small-Cap
        2015                           91,178  2.03 to 2.46       $199,257      0.00%    0.85% to 1.45%   -4.09% to -3.17%
        2014                           37,968  2.10 to 2.37        $85,910      0.00%    0.85% to 1.45%   -12.22% to -11.38%
        2013                           29,702  2.42 to 2.60        $76,436      0.00%    0.85% to 1.45%   -33.52% to -32.88%
        2012                           70,137  3.63 to 3.87       $267,547      0.00%    0.85% to 1.45%   -21.65% to -20.90%
        2011                           38,369  4.51 to 5.05       $187,119      0.00%    0.85% to 1.45%   -11.86% to -10.75%

    Small-Cap
        2015                           93,178  10.30 to 12.75   $1,114,147      0.00%    0.85% to 1.45%   -9.43% to -7.51%
        2014                           37,694  11.37 to 13.65     $478,404      0.00%    0.85% to 1.45%    -1.05% to 1.05%
        2013                          111,944  11.49 to 13.51   $1,421,395      0.00%    0.85% to 1.45%   32.47% to 35.28%
        2012                           79,441  8.68 to 10.05      $748,432      0.00%    0.85% to 1.45%   10.78% to 13.26%
        2011                          181,279  7.83 to 8.87     $1,532,704      0.00%    0.85% to 1.45%   -8.90% to -7.10%

    Small-Cap Growth
        2015                           50,438  12.55 to 15.53     $724,202      0.00%    0.85% to 1.45%   -2.31% to -0.23%
        2014                           41,244  12.97 to 15.70     $606,727      0.00%    0.85% to 1.45%    -1.34% to 0.75%
        2013                           40,844  13.10 to 15.45     $584,168      0.00%    0.85% to 1.45%   36.14% to 37.85%
        2012                           10,969  9.96 to 10.82      $113,365      0.00%    0.85% to 1.45%    9.03% to 10.41%
        2011                           14,124  9.00 to 10.06      $133,683      0.00%    0.85% to 1.45%   -2.05% to -0.12%

    Small-Cap Value
        2015                            4,133  10.51 to 12.52      $48,292      0.00%    0.85% to 1.45%   -11.30% to -9.69%
        2014                            4,197  11.85 to 13.86      $54,429      0.00%    0.85% to 1.45%    2.33% to 4.19%
        2013                           24,250  11.41 to 13.46     $301,669      0.30%    0.85% to 1.45%   33.14% to 35.76%
        2012                           11,591  8.70 to 9.91       $106,206      0.00%    0.85% to 1.45%   12.31% to 14.54%
        2011                           12,137  7.75 to 8.65        $98,851      0.00%    0.85% to 1.45%   -7.26% to -5.43%

    Technology
        2015                           57,536  13.94 to 17.17     $905,559      0.00%    0.85% to 1.45%    -1.17% to 0.83%
        2014                           21,474  14.11 to 16.78     $331,461      0.00%    0.85% to 1.45%   14.51% to 16.18%
        2013                            7,547  12.81 to 14.32     $104,030      0.00%    0.85% to 1.45%   21.43% to 23.14%
        2012                           11,422  10.41 to 11.63     $126,347      0.00%    0.85% to 1.45%    7.19% to 8.44%
        2011                           20,526  9.73 to 10.69      $208,258      0.00%    0.85% to 1.45%   -4.13% to -3.03%

    Telecommunications
        2015                           50,477  10.90 to 12.24     $590,356      4.35%    0.85% to 1.45%   -0.79% to -0.14%
        2014                            4,597  11.59 to 12.53      $54,392      7.38%    0.85% to 1.45%   -1.57% to -1.43%
        2013                            1,437  11.17 to 12.06      $16,940     16.23%    0.85% to 1.45%    9.69% to 9.85%
        2012                            6,725  10.10 to 10.98      $71,493      1.50%    0.85% to 1.45%   12.94% to 14.20%
        2011                            3,049  9.03 to 9.62        $28,624      6.35%    0.85% to 1.45%   -1.24% to -0.29%

    U.S. Government Plus
        2015                           19,548  14.31 to 17.44     $307,245      0.00%    0.85% to 1.45%   -9.07% to -7.19%
        2014                           28,371  15.73 to 19.37     $509,949      0.24%    0.85% to 1.45%   31.90% to 34.16%
        2013                            9,826  12.30 to 14.01     $127,594      0.45%    0.85% to 1.45%   -21.78% to -20.44%
        2012                           16,121  15.36 to 17.61     $264,950      0.00%    0.85% to 1.45%   -2.52% to -0.69%
        2011                           77,715  15.97 to 18.08   $1,331,177      0.37%    0.85% to 1.45%   38.60% to 41.53%

    UltraBull
        2015                           27,484  11.62 to 14.11     $348,805      0.00%    0.85% to 1.45%   -6.27% to -4.38%
        2014                          129,780  12.24 to 14.75   $1,682,728      0.00%    0.85% to 1.45%   18.76% to 21.34%
        2013                          403,692  10.31 to 12.39   $4,405,510      0.00%    0.85% to 1.45%   62.19% to 65.47%
        2012                          242,269  6.43 to 7.35     $1,625,357      0.00%    0.85% to 1.45%   24.84% to 26.92%
        2011                          137,889  5.26 to 5.79       $730,987      0.00%    0.85% to 1.45%   -7.87% to -6.29%

    UltraMid-Cap
        2015                           46,496  12.17 to 14.77     $594,932      0.00%    0.85% to 1.45%   -12.10% to -10.73%
        2014                           50,348  13.84 to 15.84     $725,795      0.00%    0.85% to 1.45%   11.60% to 13.34%
        2013                           62,083  12.40 to 14.08     $797,720      0.00%    0.85% to 1.45%   65.08% to 67.66%
        2012                           58,741  7.51 to 8.33       $452,733      0.00%    0.85% to 1.45%   28.17% to 30.18%
        2011                           56,304  5.86 to 6.40       $338,096      0.00%    0.85% to 1.45%   -16.28% to -15.14%

    UltraNASDAQ-100
        2015                            8,837  28.21 to 33.91     $274,158      0.00%    0.85% to 1.45%    9.92% to 11.30%
        2014                           31,495  25.01 to 30.53     $875,772      0.00%    0.85% to 1.45%   31.43% to 33.28%
        2013                           10,637  19.53 to 22.00     $218,848      0.00%    0.85% to 1.45%   73.24% to 75.24%
        2012                           22,280  11.09 to 12.17     $259,826      0.00%    0.85% to 1.45%   29.39% to 30.44%
        2011                           14,073  8.61 to 9.62       $128,135      0.00%    0.85% to 1.45%   -4.59% to -3.10%

    UltraShort Dow30
        2015                           26,797  0.80 to 0.85        $22,281      0.00%    0.85% to 1.45%   -12.23% to -11.61%
        2014                           46,984  0.91 to 0.99        $43,812      0.00%    0.85% to 1.45%   -27.65% to -26.70%
        2013                          142,728  1.24 to 1.37       $182,921      0.00%    0.85% to 1.45%   -45.78% to -44.90%
        2012                          105,370  2.29 to 2.55       $247,331      0.00%    0.85% to 1.45%   -25.93% to -24.35%
        2011                           96,357  3.09 to 3.37       $302,485      0.00%    0.85% to 1.45%   -30.85% to -29.84%

    UltraShort NASDAQ-100
        2015                           37,867  0.35 to 0.37        $13,882      0.00%    0.85% to 1.45%   -28.80% to -28.26%
        2014                           90,597  0.49 to 0.57        $47,661      0.00%    0.85% to 1.45%   -38.09% to -36.58%
        2013                          140,815  0.79 to 0.91       $117,260      0.00%    0.85% to 1.45%   -50.50% to -49.35%
        2012                          156,263  1.58 to 1.78       $257,904      0.00%    0.85% to 1.45%   -37.59% to -36.45%
        2011                          156,601  2.53 to 2.73       $407,820      0.00%    0.85% to 1.45%   -24.85% to -23.64%

    UltraSmall-Cap
        2015                            4,739  8.25 to 9.45        $39,829      0.00%    0.85% to 1.45%   -15.46% to -14.40%
        2014                           16,512  9.91 to 11.38      $171,462      0.00%    0.85% to 1.45%    2.37% to 3.14%
        2013                           15,887  9.57 to 10.45      $158,026      0.00%    0.85% to 1.45%   81.06% to 83.15%
        2012                           40,282  5.21 to 5.94       $228,879      0.00%    0.85% to 1.45%   25.61% to 27.51%
        2011                           10,090  4.21 to 4.58        $55,235      0.00%    0.85% to 1.45%   -21.27% to -20.08%

    Utilities
        2015                            9,050  12.90 to 15.06     $125,847      2.91%    0.85% to 1.45%   -9.40% to -7.93%
        2014                           42,167  13.93 to 16.84     $657,452      1.79%    0.85% to 1.45%   22.04% to 24.26%
        2013                           10,572  11.82 to 13.55     $133,747     10.80%    0.85% to 1.45%    9.85% to 11.46%
        2012                           20,621  10.44 to 11.85     $230,786      1.23%    0.85% to 1.45%   -3.37% to -1.51%
        2011                           79,588  10.71 to 12.20     $905,158      1.68%    0.85% to 1.45%   13.42% to 15.59%

   Van Eck Worldwide
    Insurance Trust
    Global Hard Assets Fund
        2015                          523,056  5.61 to 23.98    $6,954,590      0.03%    0.85% to 1.50%   -35.88% to -34.08%
        2014                          395,691  8.57 to 36.63    $9,780,718      0.09%    0.85% to 1.50%   -22.09% to -19.87%
                                                                                                          -28.78% to -28.78%****
        2013                          467,619  10.77 to 46.03  $14,420,775      0.68%    0.85% to 1.50%    6.66% to 9.49%
        2012                          508,588  9.89 to 42.34   $15,156,813      0.61%    0.85% to 1.50%    -0.46% to 2.40%
        2011                          551,348  10.77 to 41.64  $16,260,669      1.18%    0.85% to 1.45%   -19.44% to -17.24%

    Emerging Markets Fund
        2015                           62,112  17.95 to 34.34   $1,891,155      0.58%    0.95% to 1.40%   -16.83% to -14.81%
        2014                           66,852  19.61 to 40.71   $2,384,347      0.53%    0.95% to 1.40%   -3.70% to -1.36%
        2013                           85,296  20.09 to 41.68   $3,061,222      1.92%    0.95% to 1.40%    8.33% to 10.96%
        2012                          246,290  16.35 to 37.94   $7,344,589      0.00%    0.95% to 1.40%   25.51% to 28.58%
        2011                          112,496  12.97 to 29.81   $2,818,092      1.10%    0.95% to 1.40%   -28.18% to -26.44%

    Unconstrained Emerging
     Markets Bond Fund
        2015                           77,931  9.91 to 14.65    $1,042,454      6.27%    0.95% to 1.40%   -14.85% to -13.91%
        2014                           72,887  11.63 to 17.01   $1,170,311      9.14%    0.95% to 1.40%    0.11% to 1.22%
        2013                           77,580  11.61 to 16.81   $1,221,511      2.95%    0.95% to 1.40%   -11.01% to -10.03%
        2012                          189,947  12.40 to 18.68   $3,055,458      1.50%    0.95% to 1.40%    2.52% to 4.55%
        2011                          183,521  12.10 to 17.87   $3,067,936      5.20%    0.95% to 1.40%    5.95% to 7.12%

   Janus Aspen Series
    Global Technology
     Portfolio
        2015                           33,831  15.15 to 15.19     $513,270      0.00%    1.00% to 1.50%    3.24% to 3.45%
        2014                            6,527  14.68 to 14.69      $95,791      0.00%    1.00% to 1.50%    7.88% to 7.88%
                                                                                                           3.26% to 3.26%   ****
        2013                            3,839  13.60 to 13.60      $52,223      0.00%    1.00% to 1.50%   33.58% to 33.58%
        2012                              820  10.18 to 10.18       $8,355      0.00%    1.00% to 1.50%          n/a

    Overseas Portfolio
        2015                           52,782  7.97 to 7.99       $421,164      0.79%    1.00% to 1.50%   -10.03% to -9.85%
        2014                           16,434  8.86 to 8.87       $145,603      8.28%    1.00% to 1.50%   -13.28% to -13.28%
                                                                                                          -15.62% to -15.62%****
        2013                            6,185  10.22 to 10.22      $63,189      1.54%    1.00% to 1.50%   12.75% to 12.75%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

    Janus Portfolio
        2015                           26,487  15.29 to 15.33     $405,293      0.54%    1.00% to 1.50%    3.67% to 3.87%
        2014                           17,758  14.75 to 14.76     $261,946      0.14%    1.00% to 1.50%   11.22% to 11.22%
                                                                                                           6.83% to 6.83%   ****
        2013                            1,996  13.26 to 13.26      $26,475      0.53%    1.00% to 1.50%   28.25% to 28.25%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

    Enterprise Services
     Portfolio
        2015                          178,316  12.35 to 12.39   $2,204,176      0.68%    1.00% to 1.50%    2.38% to 2.58%
        2014                           74,241  12.06 to 12.07     $895,713      0.03%    1.00% to 1.50%   10.74% to 10.74%
                                                                                                           7.20% to 7.20%   ****
        2013                            8,252  10.89 to 10.89      $89,904      0.06%    1.00% to 1.50%          n/a

    Global Research Portfolio
        2015                           51,315  13.29 to 13.33     $682,697      0.63%    1.00% to 1.50%   -3.84% to -3.65%
        2014                           24,287  13.82 to 13.83     $335,776      1.16%    1.00% to 1.50%    5.74% to 5.74%
                                                                                                           0.86% to 0.86%   ****
        2013                            7,610  13.07 to 13.07      $99,475      0.81%    1.00% to 1.50%   26.36% to 26.36%
        2012                              171  10.35 to 10.35       $1,769      0.84%    1.00% to 1.50%          n/a

    Perkins Mid Cap Value
     Portfolio
        2015                          173,772  12.62 to 12.66   $2,194,809      1.07%    1.00% to 1.50%   -4.98% to -4.79%
        2014                          136,108  13.29 to 13.30   $1,808,251      3.23%    1.00% to 1.50%    6.98% to 6.98%
                                                                                                           2.05% to 2.05%   ****
        2013                          141,871  12.42 to 12.42   $1,761,754      1.53%    1.00% to 1.50%   24.12% to 24.12%
        2012                           14,113  10.00 to 10.00     $141,191      0.70%    1.00% to 1.50%          n/a

    Balanced Portfolio
        2015                          640,520  12.96 to 13.00   $8,303,706      1.48%    1.00% to 1.50%   -0.94% to -0.74%
        2014                          410,391  13.08 to 13.09   $5,368,804      1.60%    1.00% to 1.50%    6.79% to 6.79%
                                                                                                           2.68% to 2.68%   ****
        2013                          121,245  12.25 to 12.25   $1,485,331      1.53%    1.00% to 1.50%   18.20% to 18.20%
        2012                           16,961  10.36 to 10.36     $175,790      3.09%    1.00% to 1.50%          n/a

    Flexible Bond Portfolio
        2015                          314,058  10.45 to 10.48   $3,282,663      2.57%    1.00% to 1.50%   -1.40% to -1.21%
        2014                          161,860  10.60 to 10.61   $1,715,306      2.78%    1.00% to 1.50%    3.29% to 3.29%
                                                                                                           0.42% to 0.42%   ****
        2013                           55,608  10.26 to 10.26     $570,522      2.36%    1.00% to 1.50%   -1.66% to -1.66%
        2012                           13,865  10.43 to 10.43     $144,655      2.21%    1.00% to 1.50%          n/a

    Global Unconstrained
     Bond Portfolio
        2015                           41,302  9.68 to 9.68       $399,651      0.02%    1.00% to 1.50%   -3.24% to -3.16%

   PIMCO Variable Insurance
    Trust
    Total Return Portfolio
        2015                        4,385,518  10.38 to 16.52  $52,754,367      4.84%    0.85% to 1.50%   -3.15% to -0.50%
        2014                        4,930,506  10.49 to 16.61  $60,003,397      2.26%    0.85% to 1.50%    0.54% to 3.29%
                                                                                                           1.04% to 1.04%   ****
        2013                        3,570,098  10.20 to 16.08  $46,265,894      2.21%    0.85% to 1.50%   -5.62% to -2.89%
        2012                        2,815,503  10.56 to 16.55  $42,212,643      2.65%    0.85% to 1.50%    5.49% to 8.55%
        2011                        2,863,511  12.28 to 15.25  $40,725,603      2.69%    0.85% to 1.45%    -0.25% to 2.63%

    Low Duration Portfolio
        2015                        1,473,313  9.89 to 13.16   $15,139,350      3.60%    0.85% to 1.50%   -3.23% to -0.63%
        2014                          825,642  10.08 to 13.24   $8,882,637      1.09%    0.85% to 1.50%   -2.71% to -0.10%
                                                                                                          -0.45% to -0.45%  ****
        2013                        1,160,717  10.14 to 13.26  $13,108,651      1.54%    0.85% to 1.50%   -3.67% to -1.08%
        2012                          946,646  10.30 to 13.40  $10,978,617      2.10%    0.85% to 1.50%    2.09% to 4.85%
        2011                          525,464  10.70 to 12.78   $6,138,598      1.56%    0.85% to 1.45%    -2.46% to 0.16%

    High Yield Portfolio
        2015                          502,446  11.08 to 19.52   $7,321,209      6.27%    0.85% to 1.50%   -5.27% to -2.57%
        2014                          689,238  11.43 to 20.04  $10,655,617      6.13%    0.85% to 1.50%    -0.47% to 2.36%
                                                                                                          -1.12% to -1.12%  ****
        2013                          998,411  11.22 to 19.57  $15,287,645      5.12%    0.85% to 1.50%    1.79% to 4.73%
        2012                        1,212,792  10.77 to 18.69  $18,539,028      5.41%    0.85% to 1.50%    9.90% to 13.21%
        2011                        1,667,630  11.20 to 16.51  $22,869,229      6.09%    0.85% to 1.45%    -0.60% to 2.37%

    Real Return Portfolio
        2015                        2,069,414  9.14 to 15.28   $19,823,710      4.94%    0.85% to 1.50%   -6.15% to -3.62%
        2014                        1,338,579  9.53 to 15.85   $13,711,387      1.29%    0.85% to 1.50%    -0.55% to 2.12%
                                                                                                          -3.79% to -3.79%  ****
        2013                          832,720  9.38 to 15.53    $8,873,537      1.95%    0.85% to 1.50%   -12.43% to -10.08%
        2012                          485,704  10.48 to 17.26   $7,041,927      1.04%    0.85% to 1.50%    4.73% to 7.72%
        2011                          480,504  12.20 to 16.03   $6,979,131      2.56%    0.85% to 1.45%    7.57% to 10.61%

    All Asset Portfolio
        2015                          445,075  9.36 to 12.77    $4,283,204      3.58%    0.85% to 1.50%   -12.31% to -10.23%
        2014                          347,319  10.44 to 14.39   $3,802,685      5.84%    0.85% to 1.50%   -3.00% to -0.84%
                                                                                                          -6.19% to -6.19%  ****
        2013                          219,328  10.54 to 14.51   $2,471,218      3.79%    0.85% to 1.50%   -3.33% to -1.28%
        2012                          264,888  10.67 to 14.59   $3,493,802      5.75%    0.85% to 1.50%   10.84% to 13.20%
        2011                          158,271  11.44 to 12.89   $1,927,813      7.07%    0.85% to 1.45%    -1.57% to 0.51%

    Global Multi-Asset
     Managed Allocation
     Portfolio
        2015                           35,820  9.29 to 9.32       $332,894      1.85%    1.00% to 1.50%   -1.60% to -1.40%
        2014                           30,990  9.44 to 9.45       $292,661      2.56%    1.00% to 1.50%    3.17% to 3.17%
                                                                                                          -2.06% to -2.06%  ****
        2013                           28,971  9.15 to 9.15       $265,184      3.59%    1.00% to 1.50%   -9.14% to -9.14%
        2012                            7,342  10.07 to 10.07      $73,969      3.12%    1.00% to 1.50%          n/a

    Short-Term Portfolio
        2015                        4,964,649  9.86 to 9.89    $48,977,991      0.97%    1.00% to 1.50%   -0.35% to -0.15%
        2014                        2,903,050  9.89 to 9.90    $28,719,578      0.63%    1.00% to 1.50%   -0.74% to -0.74%
                                                                                                          -0.59% to -0.59%  ****
        2013                        1,255,036  9.97 to 9.97    $12,508,239      0.60%    1.00% to 1.50%   -0.88% to -0.88%
        2012                          108,292  10.06 to 10.06   $1,088,890      0.30%    1.00% to 1.50%          n/a

    Emerging Markets Bond
     Portfolio
        2015                           85,513  9.80 to 9.83       $839,198      5.66%    1.00% to 1.50%   -3.65% to -3.46%
        2014                           58,294  10.18 to 10.18     $593,217      5.70%    1.00% to 1.50%    0.05% to 0.05%
                                                                                                          -6.40% to -6.40%  ****
        2013                           32,378  10.17 to 10.17     $329,343      5.73%    1.00% to 1.50%   -8.29% to -8.29%
        2012                           22,876  11.09 to 11.09     $253,713      2.53%    1.00% to 1.50%          n/a

    Global (Unhedged)
     Bond Portfolio
        2015                           49,611  9.01 to 9.04       $447,672      1.58%    1.00% to 1.50%   -5.41% to -5.22%
        2014                           29,102  9.53 to 9.54       $277,361      3.20%    1.00% to 1.50%    0.79% to 0.79%
                                                                                                          -3.88% to -3.88%  ****
        2013                           16,789  9.46 to 9.46       $158,754      0.77%    1.00% to 1.50%   -9.80% to -9.80%
        2012                           17,548  10.48 to 10.48     $183,949      0.63%    1.00% to 1.50%          n/a

    Commodity Real Return
     Strategy Portfolio
        2015                        1,303,707  4.74 to 4.75     $6,181,911      3.97%    1.00% to 1.50%   -26.66% to -26.51%
        2014                          678,892  6.46 to 6.47     $4,386,635      0.33%    1.00% to 1.50%   -19.71% to -19.71%
                                                                                                          -22.56% to -22.56%****
        2013                          283,823  8.05 to 8.05     $2,284,093      0.97%    1.00% to 1.50%   -15.86% to -15.86%
        2012                           23,478  9.56 to 9.56       $224,551      1.63%    1.00% to 1.50%          n/a

    Foreign Bond (USD-Hedged)
     Adv Portfolio
        2015                           13,383  9.97 to 9.98       $133,478      4.48%    1.00% to 1.50%   -0.31% to -0.23%

    Unconstrained Bond Adv
     Portfolio
        2015                           80,271  9.69 to 9.70       $778,126      4.30%    1.00% to 1.50%   -3.09% to -3.01%

   Goldman Sachs Variable
    Insurance Trust
    Small Cap Equity Insights
     Fund
        2015                          104,241  10.56 to 16.10   $1,562,783      0.22%    0.85% to 1.45%   -5.45% to -3.05%
        2014                          188,901  11.17 to 16.61   $2,895,798      0.66%    0.85% to 1.45%    3.25% to 5.92%
        2013                          193,993  10.61 to 15.68   $2,813,055      1.06%    0.85% to 1.45%   30.70% to 34.34%
        2012                          178,975  8.12 to 11.67    $1,957,104      1.18%    0.85% to 1.45%    8.71% to 11.76%
        2011                          201,670  7.47 to 10.44    $1,981,673      0.54%    0.85% to 1.45%   -2.98% to -0.27%

    Large Cap Value Fund
        2015                           20,127  14.07 to 16.14     $309,133      1.34%    0.95% to 1.40%   -6.31% to -5.32%
        2014                           23,657  14.67 to 17.04     $383,052      1.39%    0.95% to 1.40%   10.70% to 11.87%
        2013                           25,058  13.57 to 15.24     $365,530      0.50%    0.95% to 1.40%   30.59% to 31.97%
        2012                          104,226  10.39 to 11.54   $1,147,487      0.36%    0.95% to 1.40%   16.52% to 18.00%
        2011                          136,719  8.90 to 9.78     $1,282,843      0.38%    0.95% to 1.40%   -8.89% to -7.93%

    Mid Cap Value Fund
        2015                          226,075  14.58 to 19.68   $4,229,155      0.37%    0.95% to 1.40%   -12.10% to -10.10%
        2014                          278,493  16.53 to 21.89   $5,812,967      0.96%    0.95% to 1.40%    9.99% to 12.50%
        2013                          337,557  14.99 to 19.46   $6,286,771      0.82%    0.95% to 1.40%   28.65% to 31.64%
        2012                          410,164  11.61 to 14.78   $5,818,233      1.23%    0.95% to 1.40%   14.66% to 17.34%
        2011                          418,674  10.09 to 12.60   $5,092,088      0.81%    0.95% to 1.40%   -9.37% to -7.26%

   Nueberger Berman Advisors
    Management Trust
    SmallCap Growth Portfolio
        2015                                -        -                  $0      0.00%    0.95% to 1.40%          n/a
        2014                           25,928  13.08 to 14.45     $360,668      0.00%    0.95% to 1.40%    1.42% to 2.49%
        2013                           39,226  11.85 to 14.10     $532,186      0.00%    0.95% to 1.40%   41.67% to 44.46%
        2012                           37,028  8.36 to 9.76       $349,405      0.00%    0.95% to 1.40%    5.70% to 7.79%
        2011                           54,815  7.91 to 9.05       $480,184      0.00%    0.95% to 1.40%   -3.21% to -1.99%

    Mid-Cap Growth Portfolio
        2015                           38,498  18.95 to 22.35     $819,708      0.00%    0.95% to 1.40%    -1.20% to 0.04%
        2014                           88,237  19.72 to 22.34   $1,876,489      0.00%    0.95% to 1.40%    4.98% to 6.30%
        2013                           26,478  18.78 to 21.02     $535,107      0.00%    0.95% to 1.40%   29.41% to 31.04%
        2012                           38,952  12.96 to 16.04     $587,113      0.00%    0.95% to 1.40%    8.88% to 11.04%
        2011                           35,758  11.90 to 14.45     $494,753      0.00%    0.95% to 1.40%   -2.11% to -0.69%

    AMT Mid Cap Intrinsic
     Value Portfolio
        2015                            9,514  15.38 to 18.14     $161,943      0.80%    0.95% to 1.40%   -10.56% to -9.20%
        2014                           10,779  17.20 to 19.98     $200,847      0.95%    0.95% to 1.40%   11.08% to 12.76%
        2013                           12,766  15.48 to 17.72     $212,801      1.52%    0.95% to 1.40%   33.74% to 35.76%
        2012                            7,225  11.58 to 13.05      $91,774      0.66%    0.95% to 1.40%   12.72% to 14.43%
        2011                            8,067  9.29 to 11.41       $90,083      0.28%    0.95% to 1.40%   -8.76% to -7.38%

   Dreyfus Variable Investment
    Fund
    Appreciation Portfolio
        2015                           50,050  12.85 to 15.74     $728,631      1.21%    0.85% to 1.45%   -6.39% to -4.40%
        2014                           88,382  13.73 to 16.47   $1,330,700      1.29%    0.85% to 1.45%    4.12% to 6.33%
        2013                          142,348  13.18 to 15.49   $2,060,846      1.10%    0.85% to 1.45%   16.67% to 18.85%
        2012                          141,649  11.19 to 12.78   $1,728,449      2.06%    0.85% to 1.45%    6.17% to 8.33%
        2011                          140,336  10.54 to 11.97   $1,591,230      1.63%    0.85% to 1.45%    4.85% to 7.23%

    International Value
     Portfolio
        2015                            7,574  6.74 to 7.98        $58,580      1.67%    0.85% to 1.45%   -6.18% to -4.52%
        2014                           11,765  7.18 to 8.36        $94,495      0.75%    0.85% to 1.45%   -12.55% to -11.05%
        2013                           38,943  8.08 to 9.35       $339,281      1.98%    0.85% to 1.45%   18.65% to 20.68%
        2012                           14,703  6.78 to 7.75       $108,277      2.90%    0.85% to 1.45%    8.37% to 10.57%
        2011                           13,461  6.26 to 7.01        $89,631      1.89%    0.85% to 1.45%   -21.67% to -20.29%

    Socially Responsible
     Growth Fund
        2015                            2,117  13.16 to 15.89      $30,058      1.37%    0.85% to 1.45%   -6.92% to -5.09%
        2014                           12,261  14.14 to 16.89     $194,250      1.12%    0.85% to 1.45%   10.17% to 11.28%
        2013                            3,167  14.06 to 15.18      $47,064      0.93%    0.85% to 1.45%          n/a
        2012                            2,822  10.77 to 11.52      $31,816      3.63%    0.85% to 1.45%          n/a
        2011                                -        -                  $0      0.00%    0.85% to 1.45%          n/a

   Direxion Insurance Trust
    HY Bond Fund
        2015                                -        -                  $0      3.60%    0.85% to 1.45%          n/a
        2014                            5,763  9.61 to 10.80       $59,048      3.55%    0.85% to 1.45%   -2.96% to -1.64%
        2013                            9,104  9.79 to 10.98       $94,640      2.08%    0.85% to 1.45%    0.82% to 2.35%
        2012                           10,685  9.71 to 10.73      $108,465      5.75%    0.85% to 1.45%    5.99% to 7.07%
        2011                           16,687  9.25 to 9.79       $163,169      5.29%    0.85% to 1.45%    1.95% to 2.97%

   Invesco Van Kampen
    Variable Insurance Fund
    Growth and Income
     Portfolio
        2015                           65,204  12.25 to 14.80     $882,498      1.66%    0.85% to 1.45%   -6.50% to -4.66%
        2014                          130,386  13.10 to 15.52   $1,839,587      1.42%    0.85% to 1.45%    6.34% to 8.44%
        2013                          140,586  12.32 to 14.42   $1,843,464      0.95%    0.85% to 1.45%   29.43% to 31.91%
        2012                           80,962  9.56 to 10.85      $809,213      1.39%    0.85% to 1.45%   10.62% to 12.75%
        2011                           75,445  8.61 to 9.62       $679,334      1.59%    0.85% to 1.45%   -5.43% to -3.62%

    Value Opportunities Fund
        2015                            5,644  8.48 to 9.72        $52,337      2.31%    0.85% to 1.45%   -13.73% to -12.51%
        2014                            5,948  9.83 to 11.10       $63,294      1.18%    0.85% to 1.45%    2.73% to 4.17%
        2013                           16,470  9.57 to 10.66      $165,465      1.07%    0.85% to 1.45%   28.88% to 30.50%
        2012                           23,733  7.51 to 8.36       $184,520      0.85%    0.85% to 1.45%   13.76% to 15.20%
        2011                           11,965  6.60 to 7.09        $81,720      0.49%    0.85% to 1.45%   -6.57% to -5.40%

    American Value Fund
        2015                           20,875  13.15 to 16.19     $308,476      0.01%    0.85% to 1.45%   -12.52% to -10.62%
        2014                           28,868  15.03 to 18.11     $483,229      0.19%    0.85% to 1.45%    5.66% to 7.69%
        2013                           36,186  14.06 to 16.90     $565,215      0.73%    0.85% to 1.45%   29.07% to 31.61%
        2012                           19,025  10.89 to 12.70     $223,391      0.60%    0.85% to 1.45%   12.80% to 15.44%
        2011                           10,725  9.66 to 11.00      $109,267      0.43%    0.85% to 1.45%   -2.83% to -0.92%

   Morgan Stanley Universal
    Institutional Funds
    Emerging Markets Debt
      Portfolio
        2015                           12,520  11.63 to 14.05     $160,927      3.31%    0.85% to 1.45%   -4.62% to -2.74%
        2014                           39,640  12.20 to 14.70     $523,209      3.91%    0.85% to 1.45%    -0.70% to 1.46%
        2013                           36,055  12.28 to 14.49     $479,056      5.52%    0.85% to 1.45%   -11.94% to -10.02%
        2012                           26,272  13.81 to 16.10     $398,540      2.49%    0.85% to 1.45%   13.63% to 16.23%
        2011                           19,367  12.19 to 13.85     $251,047      2.79%    0.85% to 1.45%    3.06% to 5.40%

    Emerging Markets Equity
     Portfolio
        2015                           28,470  8.19 to 9.93       $263,599      0.54%    0.85% to 1.45%   -13.70% to -11.95%
        2014                           62,911  9.48 to 11.28      $649,239      0.17%    0.85% to 1.45%   -7.75% to -5.88%
        2013                           81,342  10.16 to 12.08     $921,210      0.64%    0.85% to 1.45%   -4.55% to -2.38%
        2012                           64,920  10.65 to 12.37     $756,994      0.00%    0.85% to 1.45%   15.70% to 18.17%
        2011                           42,646  9.23 to 10.40      $418,758      0.09%    0.85% to 1.45%   -21.05% to -19.37%

    Mid Cap Growth Portfolio
        2015                           10,233  13.35 to 15.74     $147,942      0.00%    0.85% to 1.45%   -8.86% to -7.30%
        2014                           11,903  14.65 to 16.97     $187,032      0.00%    0.85% to 1.45%   -1.27% to -0.08%
        2013                           15,848  14.17 to 17.03     $244,990      0.21%    0.85% to 1.45%   32.49% to 34.90%
        2012                           21,770  10.69 to 12.47     $249,920      0.00%    0.85% to 1.45%    4.53% to 6.97%
        2011                           35,322  10.23 to 11.65     $386,996      0.24%    0.85% to 1.45%   -10.54% to -8.46%

    U.S. Real Estate
     Portfolio
        2015                           20,758  12.43 to 15.30     $287,167      0.95%    0.85% to 1.45%    -1.63% to 0.51%
        2014                           31,154  12.63 to 15.22     $434,889      0.98%    0.85% to 1.45%   24.92% to 27.63%
        2013                           27,129  10.11 to 11.93     $298,857      0.67%    0.85% to 1.45%    -1.80% to 0.34%
        2012                           37,670  10.19 to 11.89     $417,203      0.57%    0.85% to 1.45%   11.85% to 14.01%
        2011                           20,353  9.28 to 10.43      $201,715      0.58%    0.85% to 1.45%    2.24% to 4.20%

   Northern Lights Variable
    Trust
    Adaptive Allocation
     Portfolio
        2015                        1,029,234  7.19 to 8.84     $8,739,290      0.00%    0.85% to 1.45%   -9.27% to -7.07%
        2014                        1,499,409  7.92 to 9.51    $13,797,072      0.00%    0.85% to 1.45%   -4.93% to -2.62%
        2013                        1,785,402  8.33 to 9.77    $16,817,766      0.10%    0.85% to 1.45%    1.76% to 4.23%
        2012                        2,398,150  8.19 to 9.37    $21,620,926      0.57%    0.85% to 1.45%   -10.33% to -8.14%
        2011                        3,696,604  9.13 to 10.20   $36,214,488      0.00%    0.85% to 1.45%   -7.16% to -4.91%

    Power Income Fund
        2015                          180,421  9.65 to 9.67     $1,740,306      2.15%    1.00% to 1.50%   -3.82% to -3.62%
        2014                          218,038  10.03 to 10.04   $2,186,582      4.18%    1.00% to 1.50%   -2.40% to -2.40%
                                                                                                          -3.58% to -3.58%  ****
        2013                          139,795  10.28 to 10.28   $1,436,437      0.81%    1.00% to 1.50%    3.20% to 3.20%
        2012                           11,077  9.96 to 9.96       $110,289      0.00%    1.00% to 1.50%          n/a

   AB Variable Products
    Series
    Real Estate Investment
     Portfolio
        2015                           88,680  13.06 to 13.10   $1,159,026      1.41%    1.00% to 1.50%   -0.69% to -0.49%
        2014                           42,684  13.15 to 13.16     $561,276      2.76%    1.00% to 1.50%   23.28% to 23.28%
                                                                                                           7.99% to 7.99%   ****
        2013                           33,865  10.67 to 10.67     $361,203      1.34%    1.00% to 1.50%    2.58% to 2.58%
        2012                            2,291  10.40 to 10.40      $23,822      0.00%    1.00% to 1.50%          n/a

    Dynamic Asset Allocation
     Portfolio
        2015                           49,399  11.23 to 11.26     $555,251      0.61%    1.00% to 1.50%   -2.62% to -2.43%
        2014                           38,665  11.54 to 11.54     $446,013      0.39%    1.00% to 1.50%    2.81% to 2.81%
                                                                                                          -0.06% to -0.06%  ****
        2013                           26,976  11.22 to 11.22     $302,665      0.36%    1.00% to 1.50%   10.43% to 10.43%
        2012                              633  10.16 to 10.16       $6,427      0.00%    1.00% to 1.50%          n/a

    Small Cap Growth
     Portfolio
        2015                            1,821  13.19 to 13.23      $24,020      0.00%    1.00% to 1.50%   -2.86% to -2.66%
        2014                            1,182  13.58 to 13.59      $16,051      0.00%    1.00% to 1.50%   -3.39% to -3.39%
                                                                                                          -0.25% to -0.25%  ****
        2013                            1,850  14.05 to 14.05      $26,002      0.00%    1.00% to 1.50%   43.39% to 43.39%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

    Small Mid Cap Value
     Portfolio
        2015                           89,073  14.29 to 14.33   $1,273,567      0.61%    1.00% to 1.50%   -6.96% to -6.77%
        2014                           78,710  15.36 to 15.37   $1,208,981      0.64%    1.00% to 1.50%    7.49% to 7.49%
                                                                                                           2.77% to 2.77%   ****
        2013                           52,143  14.29 to 14.29     $745,094      0.46%    1.00% to 1.50%   35.79% to 35.79%
        2012                              920  10.52 to 10.52       $9,679      0.00%    1.00% to 1.50%          n/a

   BlackRock Variable Series
    Fund, Inc.
    Basic Value Fund
        2015                          178,061  13.85 to 13.89   $2,468,815      1.58%    1.00% to 1.50%   -7.41% to -7.22%
        2014                          118,485  14.96 to 14.97   $1,772,774      1.85%    1.00% to 1.50%    8.16% to 8.16%
                                                                                                           1.11% to 1.11%   ****
        2013                           31,473  13.83 to 13.83     $435,353      1.78%    1.00% to 1.50%   35.80% to 35.80%
        2012                            6,208  10.19 to 10.19      $63,230      3.05%    1.00% to 1.50%          n/a

    Capital Appreciation Fund
        2015                           58,744  14.94 to 14.98     $878,857      0.00%    1.00% to 1.50%    5.18% to 5.39%
        2014                           29,022  14.20 to 14.21     $412,244      0.00%    1.00% to 1.50%    7.10% to 7.10%
                                                                                                           6.24% to 6.24%   ****
        2013                            8,852  13.26 to 13.26     $117,382      0.00%    1.00% to 1.50%   31.61% to 31.61%
        2012                              893  10.08 to 10.08       $8,998      1.24%    1.00% to 1.50%          n/a

    Equity Dividend Fund
        2015                          391,149  13.46 to 13.50   $5,265,632      1.54%    1.00% to 1.50%   -2.15% to -1.95%
        2014                          250,153  13.75 to 13.76   $3,440,367      1.66%    1.00% to 1.50%    7.60% to 7.60%
                                                                                                           4.05% to 4.05%   ****
        2013                          140,755  12.78 to 12.78   $1,799,001      1.72%    1.00% to 1.50%   22.46% to 22.46%
        2012                           20,359  10.44 to 10.44     $212,494      2.33%    1.00% to 1.50%          n/a

    Global Allocation Fund
        2015                        1,150,411  11.16 to 11.19  $12,840,808      1.26%    1.00% to 1.50%   -2.33% to -2.13%
        2014                          638,892  11.42 to 11.43   $7,297,476      3.05%    1.00% to 1.50%    0.57% to 0.57%
                                                                                                          -2.16% to -2.16%  ****
        2013                          293,843  11.36 to 11.36   $3,337,327      1.74%    1.00% to 1.50%   12.88% to 12.88%
        2012                           48,785  10.06 to 10.06     $490,850      2.91%    1.00% to 1.50%          n/a

    Large Cap Core Fund
        2015                           68,249  14.29 to 14.33     $975,923      1.03%    1.00% to 1.50%   -1.11% to -0.91%
        2014                           48,775  14.45 to 14.46     $704,706      1.12%    1.00% to 1.50%   10.57% to 10.57%
                                                                                                           4.84% to 4.84%   ****
        2013                           10,377  13.07 to 13.07     $135,585      1.24%    1.00% to 1.50%   31.42% to 31.42%
        2012                            1,150  9.94 to 9.94        $11,429      2.40%    1.00% to 1.50%          n/a

    Large Cap Growth Fund
        2015                           91,489  14.98 to 15.02   $1,370,898      0.38%    1.00% to 1.50%    1.14% to 1.34%
        2014                           90,522  14.81 to 14.82   $1,340,432      0.63%    1.00% to 1.50%   12.43% to 12.43%
                                                                                                           5.85% to 5.85%   ****
        2013                            8,442  13.17 to 13.17     $111,185      0.87%    1.00% to 1.50%   31.79% to 31.79%
        2012                              618  9.99 to 9.99         $6,179      2.39%    1.00% to 1.50%          n/a

    iShares Alternatives
     Strategies Fund
        2015                           62,016  9.66 to 9.68       $599,410      3.81%    1.00% to 1.50%   -2.57% to -2.37%
        2014                           32,696  9.91 to 9.92       $324,078      2.32%    1.00% to 1.50%   -0.90% to -0.81%

    iShares Dynamic
     Allocation Fund
        2015                           19,161  9.31 to 9.34       $178,458      3.31%    1.00% to 1.50%   -5.27% to -5.08%
        2014                            1,033  9.83 to 9.84        $10,152      1.73%    1.00% to 1.50%   -1.69% to -1.60%

    iShares Dynamic Fixed
     Income Fund
        2015                           27,156  9.74 to 9.76       $264,776      2.93%    1.00% to 1.50%   -2.80% to -2.60%
        2014                            6,752  10.02 to 10.02      $67,630      1.42%    1.00% to 1.50%    0.16% to 0.24%

    iShares Equity
     Appreciation Fund
        2015                           26,532  8.84 to 8.86       $235,060      3.24%    1.00% to 1.50%   -7.95% to -7.77%
        2014                            1,290  9.60 to 9.61        $12,399      1.92%    1.00% to 1.50%   -3.97% to -3.88%

   Columbia Variable
    Portfolio
    Contrarian Core 2
     Portfolio
        2015                           67,130  12.25 to 12.29     $823,228      0.00%    1.00% to 1.50%    1.36% to 1.56%
        2014                           20,303  12.09 to 12.10     $245,461      0.00%    1.00% to 1.50%   11.32% to 11.32%
                                                                                                           4.59% to 4.59%   ****
        2013                            2,176  10.86 to 10.86      $23,627      0.00%    1.00% to 1.50%          n/a

    Dividend Opportunity
     Portfolio
        2015                          197,599  10.95 to 10.98   $2,166,298      0.00%    1.00% to 1.50%   -4.19% to -4.00%
        2014                          106,754  11.43 to 11.44   $1,220,491      0.00%    1.00% to 1.50%    8.32% to 8.32%
                                                                                                           1.47% to 1.47%   ****
        2013                            8,026  10.55 to 10.55      $84,714      0.00%    1.00% to 1.50%          n/a

    Emerging Markets Bond
     Portfolio
        2015                          598,801  9.66 to 9.69     $5,791,126      1.39%    1.00% to 1.50%   -2.64% to -2.44%
        2014                          307,643  9.93 to 9.93     $3,053,703      5.83%    1.00% to 1.50%    0.08% to 0.08%
                                                                                                          -7.40% to -7.40%  ****
        2013                           60,302  9.92 to 9.92       $598,086      3.52%    1.00% to 1.50%          n/a

    High Yield Portfolio
        2015                          238,620  10.16 to 10.19   $2,427,202      4.90%    1.00% to 1.50%   -2.73% to -2.53%
        2014                           78,613  10.45 to 10.46     $821,501      7.57%    1.00% to 1.50%    2.12% to 2.12%
                                                                                                          -0.91% to -0.91%  ****
        2013                            5,517  10.23 to 10.23      $56,452      0.00%    1.00% to 1.50%          n/a

   Deutsche Variable
    Insurance Portfolios
    Equity 500 Index
     Portfolio
        2015                          546,480  14.26 to 14.30   $7,806,514      1.50%    1.00% to 1.50%   -0.44% to -0.24%
        2014                          159,159  14.33 to 14.34   $2,280,681      0.92%    1.00% to 1.50%   11.53% to 11.53%
                                                                                                           4.70% to 4.70%   ****
        2013                           28,042  12.84 to 12.84     $360,194      0.16%    1.00% to 1.50%   29.91% to 29.91%
        2012                               46  9.89 to 9.89           $458      0.00%    1.00% to 1.50%          n/a

    Small Cap Index Portfolio
        2015                           74,138  13.35 to 13.38     $990,026      0.82%    1.00% to 1.50%   -6.13% to -5.94%
        2014                           48,095  14.22 to 14.23     $683,787      0.58%    1.00% to 1.50%    3.07% to 3.07%
                                                                                                           5.04% to 5.04%   ****
        2013                           27,096  13.79 to 13.79     $373,738      0.08%    1.00% to 1.50%   36.45% to 36.45%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

    Alternative Asset
     Allocation Portfolio
        2015                          187,127  9.59 to 9.62     $1,796,181      2.38%    1.00% to 1.50%   -7.79% to -7.61%
        2014                           96,748  10.40 to 10.41   $1,006,649      1.05%    1.00% to 1.50%    1.85% to 1.85%
                                                                                                          -2.59% to -2.59%  ****
        2013                           33,637  10.21 to 10.21     $343,595      0.87%    1.00% to 1.50%   -0.60% to -0.60%
        2012                            5,702  10.28 to 10.28      $58,597      1.39%    1.00% to 1.50%          n/a

    Global Small Cap Growth
     Portfolio
        2015                           36,486  12.68 to 12.71     $462,641      0.77%    1.00% to 1.50%   -0.49% to -0.29%
        2014                           39,237  12.74 to 12.75     $499,816      0.56%    1.00% to 1.50%   -5.61% to -5.61%
                                                                                                          -4.49% to -4.49%  ****
        2013                           12,799  13.50 to 13.50     $172,737      0.09%    1.00% to 1.50%   33.85% to 33.85%
        2012                            1,167  10.08 to 10.08      $11,770      0.00%    1.00% to 1.50%          n/a

    Small Mid Cap Value
     Portfolio
        2015                           48,283  13.34 to 13.38     $644,555      0.00%    1.00% to 1.50%   -3.52% to -3.33%
        2014                           28,807  13.83 to 13.84     $398,389      0.36%    1.00% to 1.50%    3.68% to 3.68%
                                                                                                           1.57% to 1.57%   ****
        2013                           22,062  13.34 to 13.34     $294,204      0.21%    1.00% to 1.50%   32.89% to 32.89%
        2012                            3,134  10.03 to 10.03      $31,445      0.00%    1.00% to 1.50%          n/a

    Large Cap Value Portfolio
        2015                           23,556  12.92 to 12.96     $304,610      1.29%    1.00% to 1.50%   -8.41% to -8.23%
        2014                           19,772  14.11 to 14.12     $279,043      0.61%    1.00% to 1.50%    8.88% to 8.88%
                                                                                                           1.80% to 1.80%   ****
        2013                            4,779  12.96 to 12.96      $61,932      0.00%    1.00% to 1.50%   28.79% to 28.79%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

   Eaton Vance Variable Trust
    Floating Rate Income
     Portfolio
        2015                        1,426,824  10.30 to 10.33  $14,703,965      3.40%    1.00% to 1.50%   -2.32% to -2.12%
        2014                        1,006,997  10.55 to 10.56  $10,620,177      3.30%    1.00% to 1.50%   -0.78% to -0.78%
                                                                                                          -1.34% to -1.34%  ****
        2013                          555,550  10.63 to 10.63   $5,904,828      3.06%    1.00% to 1.50%    2.46% to 2.46%
        2012                           56,258  10.37 to 10.37     $583,623      2.04%    1.00% to 1.50%          n/a

    Large-Cap Value Portfolio
        2015                           44,206  14.78 to 14.82     $654,032      0.40%    1.00% to 1.50%   -2.55% to -2.36%
        2014                           34,445  15.17 to 15.18     $522,404      0.00%    1.00% to 1.50%   12.90% to 12.90%
                                                                                                           1.95% to 1.95%   ****
        2013                           11,379  13.43 to 13.43     $152,860      1.46%    1.00% to 1.50%   27.02% to 27.02%
        2012                            1,954  10.58 to 10.58      $20,662      2.75%    1.00% to 1.50%          n/a

    Bond Initial Portfolio
        2015                            2,553  8.83 to 8.84        $22,548      0.56%    1.00% to 1.50%    2.10% to 2.31%

   First Investors Life
    Series
    Total Return Portfolio
        2015                           24,513  10.65 to 10.68     $261,063      0.00%    1.00% to 1.50%   -2.93% to -2.74%
        2014                           17,114  10.97 to 10.98     $187,774      0.00%    1.00% to 1.50%    4.54% to 4.54%
                                                                                                           1.08% to 1.08%   ****
        2013                                -  10.49 to 10.49           $0      0.00%    1.00% to 1.50%          n/a

    International Portfolio
        2015                           13,312  10.43 to 10.46     $139,055      0.88%    1.00% to 1.50%    2.10% to 2.31%
        2014                           10,415  10.22 to 10.23     $106,431      0.57%    1.00% to 1.50%    1.01% to 1.01%
                                                                                                          -5.46% to -5.46%  ****
        2013                              881  10.12 to 10.12       $8,908      0.00%    1.00% to 1.50%          n/a

    Opportunity Fund
        2015                          748,886  9.96 to 9.99     $7,471,944      0.10%    1.00% to 1.50%   -2.14% to -1.95%
        2014                          170,996  10.18 to 10.19   $1,741,472      0.00%    1.00% to 1.50%    1.83% to 1.91%

   Franklin Templeton
    Variable Insurance
     Products Trust
    Mutual International
     Securities Fund
        2013                                -  10.46 to 10.46           $0      0.00%    1.00% to 1.50%          n/a
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

    Mutual Shares Fund
        2015                          404,864  13.19 to 13.23   $5,342,250      3.26%    1.00% to 1.50%   -6.21% to -6.02%
        2014                          306,112  14.06 to 14.07   $4,305,078      2.09%    1.00% to 1.50%    5.69% to 5.69%
                                                                                                          -0.87% to -0.87%  ****
        2013                          269,574  13.31 to 13.31   $3,587,105      3.47%    1.00% to 1.50%   26.54% to 26.54%
        2012                           33,021  10.52 to 10.52     $347,234      0.58%    1.00% to 1.50%          n/a

    Income Fund
        2015                        1,233,872  10.79 to 10.82  $13,318,885      4.81%    1.00% to 1.50%   -8.30% to -8.12%
        2014                          897,186  11.77 to 11.78  $10,556,896      4.93%    1.00% to 1.50%    3.21% to 3.21%
                                                                                                          -4.25% to -4.25%  ****
        2013                          424,554  11.40 to 11.40   $4,840,030      3.34%    1.00% to 1.50%   12.41% to 12.41%
        2012                            7,153  10.14 to 10.14      $72,542      0.00%    1.00% to 1.50%          n/a

    Global Bond Fund
        2015                        2,154,162  10.14 to 10.17  $21,853,275      7.94%    1.00% to 1.50%   -5.59% to -5.40%
        2014                        1,283,404  10.74 to 10.75  $13,781,629      4.73%    1.00% to 1.50%    0.47% to 0.47%
                                                                                                          -2.12% to -2.12%  ****
        2013                          599,147  10.69 to 10.69   $6,403,753      4.19%    1.00% to 1.50%    0.27% to 0.27%
        2012                           75,043  10.66 to 10.66     $799,942      1.38%    1.00% to 1.50%          n/a

    Foreign Fund
        2015                        2,228,631  10.34 to 10.36  $23,048,927      3.56%    1.00% to 1.50%   -7.75% to -7.56%
        2014                        1,314,858  11.20 to 11.21  $14,731,013      1.88%    1.00% to 1.50%   -12.32% to -12.32%
                                                                                                          -13.73% to -13.73%****
        2013                          544,396  12.78 to 12.78   $6,956,189      1.72%    1.00% to 1.50%   21.32% to 21.32%
        2012                           39,634  10.53 to 10.53     $417,437      0.07%    1.00% to 1.50%          n/a

    Developing Markets Fund
        2015                          501,762  6.92 to 6.94     $3,473,231      2.12%    1.00% to 1.50%   -20.68% to -20.52%
        2014                          473,467  8.73 to 8.73     $4,131,536      1.81%    1.00% to 1.50%   -9.62% to -9.62%
                                                                                                          -11.37% to -11.37%****
        2013                          275,686  9.65 to 9.65     $2,661,731      1.66%    1.00% to 1.50%   -2.25% to -2.25%
        2012                           22,057  9.88 to 9.88       $217,859      0.26%    1.00% to 1.50%          n/a

    Mutual Global Discovery
     Fund
        2015                          386,529  12.59 to 12.63   $4,868,616      3.10%    1.00% to 1.50%   -4.94% to -4.75%
        2014                          222,917  13.24 to 13.26   $2,952,407      2.60%    1.00% to 1.50%    4.29% to 4.29%
                                                                                                          -1.29% to -1.29%  ****
        2013                           98,989  12.70 to 12.70   $1,257,082      1.85%    1.00% to 1.50%   25.90% to 25.90%
        2012                              200  10.09 to 10.09       $2,017      0.00%    1.00% to 1.50%          n/a

    Rising Dividends Fund
        2015                          737,215  13.80 to 13.84  $10,180,012      1.48%    1.00% to 1.50%   -4.94% to -4.75%
        2014                          534,465  14.52 to 14.53   $7,760,512      1.25%    1.00% to 1.50%    7.26% to 7.26%
                                                                                                           5.05% to 5.05%   ****
        2013                          305,456  13.54 to 13.54   $4,134,779      1.27%    1.00% to 1.50%   27.95% to 27.95%
        2012                           57,950  10.58 to 10.58     $613,082      0.38%    1.00% to 1.50%          n/a

   Ivy Funds Variable
    Insurance Portfolios
    Asset Strategy Portfolio
        2015                          621,597  10.82 to 10.85   $6,727,485      0.38%    1.00% to 1.50%   -9.58% to -9.39%
        2014                          484,454  11.96 to 11.97   $5,795,965      0.56%    1.00% to 1.50%   -6.54% to -6.54%
                                                                                                          -4.98% to -4.98%  ****
        2013                          307,235  12.80 to 12.80   $3,932,684      0.72%    1.00% to 1.50%   23.45% to 23.45%
        2012                           54,098  10.37 to 10.37     $560,908      0.12%    1.00% to 1.50%          n/a

    Balanced Portfolio
        2015                          491,534  12.67 to 12.70   $6,229,719      0.94%    1.00% to 1.50%   -1.66% to -1.47%
        2014                          351,408  12.88 to 12.89   $4,526,968      0.70%    1.00% to 1.50%    6.13% to 6.13%
                                                                                                           2.96% to 2.96%   ****
        2013                          153,800  12.14 to 12.14   $1,866,778      0.98%    1.00% to 1.50%   22.04% to 22.04%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

    Dividend Opportunities
     Portfolio
        2015                           78,561  13.76 to 13.80   $1,081,568      1.12%    1.00% to 1.50%   -3.37% to -3.18%
        2014                           41,956  14.24 to 14.25     $597,328      0.83%    1.00% to 1.50%    8.37% to 8.37%
                                                                                                           3.35% to 3.35%   ****
        2013                           19,618  13.14 to 13.14     $257,714      1.15%    1.00% to 1.50%   27.88% to 27.88%
        2012                            2,145  10.27 to 10.27      $22,037      0.43%    1.00% to 1.50%          n/a

    Energy Portfolio
        2015                          112,030  7.62 to 7.64       $853,638      0.07%    1.00% to 1.50%   -23.19% to -23.03%
        2014                           64,935  9.92 to 9.92       $643,909      0.00%    1.00% to 1.50%   -11.76% to -11.76%
                                                                                                          -23.39% to -23.39%****
        2013                           37,999  11.24 to 11.24     $427,013      0.00%    1.00% to 1.50%   26.04% to 26.04%
        2012                              465  8.92 to 8.92         $4,148      0.00%    1.00% to 1.50%          n/a

    Global Bond Portfolio
        2015                           63,837  9.59 to 9.62       $613,047      3.34%    1.00% to 1.50%   -3.96% to -3.77%
        2014                           35,851  9.99 to 10.00      $358,067      1.19%    1.00% to 1.50%   -1.16% to -1.16%
                                                                                                          -3.71% to -3.71%  ****
        2013                           11,043  10.10 to 10.10     $111,585      0.00%    1.00% to 1.50%    0.38% to 0.38%
        2012                              467  10.07 to 10.07       $4,705      5.05%    1.00% to 1.50%          n/a

    Global Natural Resources
     Portfolio
        2015                           52,044  6.20 to 6.21       $322,490      0.09%    1.00% to 1.50%   -23.44% to -23.28%
        2014                           20,134  8.09 to 8.10       $162,913      0.00%    1.00% to 1.50%   -14.20% to -14.20%
                                                                                                          -23.38% to -23.38%****
        2013                           13,204  9.43 to 9.43       $124,532      0.00%    1.00% to 1.50%    6.36% to 6.36%
        2012                            8,148  8.87 to 8.87        $72,254      0.00%    1.00% to 1.50%          n/a

    Growth Portfolio
        2015                          146,041  16.02 to 16.07   $2,341,385      0.08%    1.00% to 1.50%    5.73% to 5.94%
        2014                           47,594  15.15 to 15.17     $721,212      0.40%    1.00% to 1.50%   10.31% to 10.31%
                                                                                                           4.00% to 4.00%   ****
        2013                           15,913  13.74 to 13.74     $218,591      0.23%    1.00% to 1.50%   34.63% to 34.63%
        2012                            2,362  10.20 to 10.20      $24,101      0.00%    1.00% to 1.50%          n/a

    High Income Portfolio
        2015                        1,170,391  9.62 to 9.65    $11,269,359      6.76%    1.00% to 1.50%   -7.76% to -7.57%
        2014                          714,927  10.43 to 10.44   $7,458,516      4.18%    1.00% to 1.50%    0.54% to 0.54%
                                                                                                          -3.01% to -3.01%  ****
        2013                          140,115  10.38 to 10.38   $1,453,880      0.00%    1.00% to 1.50%          n/a

    International Core
     Equity Portfolio
        2015                          357,385  12.12 to 12.15   $4,334,675      1.24%    1.00% to 1.50%   -2.27% to -2.07%
        2014                          171,530  12.40 to 12.41   $2,126,792      2.22%    1.00% to 1.50%    0.08% to 0.08%
                                                                                                          -6.24% to -6.24%  ****
        2013                           71,087  12.39 to 12.39     $880,584      0.95%    1.00% to 1.50%   23.24% to 23.24%
        2012                            6,480  10.05 to 10.05      $65,133      0.00%    1.00% to 1.50%          n/a

    Global Growth Portfolio
        2015                           53,313  12.59 to 12.63     $671,921      0.46%    1.00% to 1.50%    2.01% to 2.21%
        2014                           26,733  12.34 to 12.35     $330,043      2.08%    1.00% to 1.50%   -0.40% to -0.40%
                                                                                                          -4.40% to -4.40%  ****
        2013                            7,989  12.39 to 12.39      $99,007      0.31%    1.00% to 1.50%   17.63% to 17.63%
        2012                            1,806  10.54 to 10.54      $19,025      2.00%    1.00% to 1.50%          n/a

    Mid Cap Growth Portfolio
        2015                          177,600  12.73 to 12.76   $2,262,503      0.00%    1.00% to 1.50%   -7.04% to -6.86%
        2014                           90,014  13.69 to 13.70   $1,232,452      0.00%    1.00% to 1.50%    6.42% to 6.42%
                                                                                                           5.39% to 5.39%   ****
        2013                           51,963  12.87 to 12.87     $668,514      0.00%    1.00% to 1.50%   28.20% to 28.20%
        2012                            5,089  10.04 to 10.04      $51,067      0.00%    1.00% to 1.50%          n/a

    Science and Technology
     Portfolio
        2015                          284,435  16.23 to 16.28   $4,619,740      0.00%    1.00% to 1.50%   -4.18% to -3.99%
        2014                          180,090  16.94 to 16.95   $3,050,500      0.00%    1.00% to 1.50%    1.53% to 1.53%
                                                                                                          -1.06% to -1.06%  ****
        2013                           83,885  16.68 to 16.68   $1,399,415      0.00%    1.00% to 1.50%   54.29% to 54.29%
        2012                            4,165  10.81 to 10.81      $45,034      0.00%    1.00% to 1.50%          n/a

    Small Cap Growth
     Portfolio
        2015                          266,024  12.84 to 12.88   $3,417,705      0.00%    1.00% to 1.50%    0.52% to 0.72%
        2014                           65,508  12.77 to 12.78     $836,817      0.00%    1.00% to 1.50%    0.23% to 0.23%
                                                                                                           1.88% to 1.88%   ****
        2013                           41,970  12.74 to 12.74     $534,879      0.00%    1.00% to 1.50%   41.44% to 41.44%
        2012                            2,004  9.01 to 9.01        $18,056      0.00%    1.00% to 1.50%          n/a

    Small Cap Value Portfolio
        2015                          439,596  13.64 to 13.68   $6,000,932      0.09%    1.00% to 1.50%   -6.85% to -6.66%
        2014                          274,972  14.65 to 14.66   $4,027,415      0.08%    1.00% to 1.50%    5.61% to 5.61%
                                                                                                           3.28% to 3.28%   ****
        2013                          100,624  13.87 to 13.87   $1,395,448      0.46%    1.00% to 1.50%   31.74% to 31.74%
        2012                            7,430  10.53 to 10.53      $78,216      0.02%    1.00% to 1.50%          n/a

   Lazard Retirement
    Series, Inc.
    International Equity
     Portfolio
        2015                           37,812  11.88 to 11.91     $449,276      1.85%    1.00% to 1.50%    0.38% to 0.58%
        2014                           27,638  11.84 to 11.85     $327,108      3.02%    1.00% to 1.50%   -5.49% to -5.49%
                                                                                                          -6.92% to -6.92%  ****
        2013                            1,361  12.52 to 12.52      $17,043      1.79%    1.00% to 1.50%   19.14% to 19.14%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

    Global Dynamic Multi
     Asset Portfolio
        2015                          133,198  11.75 to 11.79   $1,566,486      0.00%    1.00% to 1.50%   -1.78% to -1.58%
        2014                           46,584  11.97 to 11.98     $557,441      1.02%    1.00% to 1.50%    1.32% to 1.32%
                                                                                                          -1.48% to -1.48%  ****
        2013                            2,452  11.81 to 11.81      $28,956      0.58%    1.00% to 1.50%   17.89% to 17.89%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

   Legg Mason Partners
    Variable Equity Trust
    Western Asset Variable
     Global High Yield
     Bond Portfolio
        2015                           30,042  10.35 to 10.38     $310,926      6.05%    1.00% to 1.50%   -7.34% to -7.15%
        2014                           29,499  11.17 to 11.18     $329,482      5.28%    1.00% to 1.50%   -2.83% to -2.83%
                                                                                                          -7.03% to -7.03%  ****
        2013                           46,838  11.49 to 11.49     $538,382      8.59%    1.00% to 1.50%    4.64% to 4.64%
        2012                           14,230  10.99 to 10.99     $156,322     11.74%    1.00% to 1.50%          n/a

    ClearBridge Variable
     Mid Cap Core Portfolio
        2015                           99,349  14.88 to 14.92   $1,478,949      0.06%    1.00% to 1.50%    0.62% to 0.82%
        2014                           51,075  14.79 to 14.80     $755,188      0.14%    1.00% to 1.50%    6.38% to 6.38%
                                                                                                           3.18% to 3.18%   ****
        2013                            9,738  13.90 to 13.90     $135,355      0.01%    1.00% to 1.50%   35.22% to 35.22%
        2012                              246  10.28 to 10.28       $2,528      1.32%    1.00% to 1.50%          n/a

    ClearBridge Variable
     Dividend Strategy
     Portfolio
        2015                          143,810  13.03 to 13.06   $1,874,380      2.56%    1.00% to 1.50%   -5.72% to -5.53%
        2014                           35,094  13.82 to 13.83     $484,881      2.84%    1.00% to 1.50%   11.96% to 11.96%
                                                                                                           5.35% to 5.35%   ****
        2013                            8,963  12.34 to 12.34     $110,597      2.76%    1.00% to 1.50%   24.00% to 24.00%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

    ClearBridge Variable
     Small Cap Growth
     Portfolio
        2015                           71,634  13.88 to 13.92     $994,587      0.00%    1.00% to 1.50%   -5.87% to -5.68%
        2014                           37,377  14.75 to 14.76     $551,130      0.00%    1.00% to 1.50%    2.39% to 2.39%
                                                                                                           6.54% to 6.54%   ****
        2013                           20,083  14.40 to 14.40     $289,203      0.03%    1.00% to 1.50%   44.65% to 45.65%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

    ClearBridge Variable
     Aggressive Growth
     Portfolio
        2015                            9,395  9.25 to 9.26        $86,893      0.13%    1.00% to 1.50%   -7.51% to -7.44%

    Western Asset Variable
     Core Bond Plus Portfolio
        2015                          622,685  9.83 to 9.84     $6,125,766      2.12%    1.00% to 1.50%   -1.66% to -1.57%

   QS Legg Mason Partners
    Variable Income Trust
    Dynamic Multi Strategy
     VIT Portfolio
        2015                           45,107  11.49 to 11.52     $518,540      1.04%    1.00% to 1.50%   -6.71% to -6.52%
        2014                           24,420  12.32 to 12.33     $300,794      2.31%    1.00% to 1.50%    4.95% to 4.95%
                                                                                                           0.22% to 0.22%   ****
        2013                            1,977  11.74 to 11.74      $23,207      1.50%    1.00% to 1.50%   16.54% to 16.54%
        2012                                -        -                  $0      0.00%    1.00% to 1.50%          n/a

   Pioneer Variable Contracts
    Trust
    Fund Portfolio
        2015                           26,135  14.13 to 14.17     $369,521      0.76%    1.00% to 1.50%   -1.71% to -1.51%
        2014                           16,267  14.38 to 14.39     $233,887      0.94%    1.00% to 1.50%    9.29% to 9.29%
                                                                                                           3.94% to 3.94%   ****
        2013                           10,659  13.16 to 13.16     $140,222      1.32%    1.00% to 1.50%   31.20% to 31.20%
        2012                            2,077  10.03 to 10.03      $20,821      0.91%    1.00% to 1.50%          n/a

    Bond Portfolio
        2015                        2,337,602  10.75 to 10.78  $25,163,445      3.00%    1.00% to 1.50%   -1.27% to -1.07%
        2014                          655,792  10.89 to 10.90   $7,142,163      2.97%    1.00% to 1.50%    4.37% to 4.37%
                                                                                                           0.76% to 0.76%   ****
        2013                          341,185  10.44 to 10.44   $3,560,015      4.05%    1.00% to 1.50%   -0.52% to -0.52%
        2012                           42,469  10.49 to 10.49     $445,453      2.16%    1.00% to 1.50%          n/a

    Strategic Income
     Portfolio
        2015                          781,495  10.47 to 10.50   $8,190,076      3.09%    1.00% to 1.50%   -2.84% to -2.65%
        2014                          455,032  10.78 to 10.79   $4,904,885      3.43%    1.00% to 1.50%    2.32% to 2.32%
                                                                                                          -1.42% to -1.42%  ****
        2013                          180,892  10.54 to 10.54   $1,905,709      4.59%    1.00% to 1.50%   -0.43% to -0.43%
        2012                           72,378  10.58 to 10.58     $765,822      2.78%    1.00% to 1.50%          n/a

    Equity Income Portfolio
        2015                          171,611  14.34 to 14.38   $2,463,478      1.94%    1.00% to 1.50%   -1.12% to -0.92%
        2014                           81,762  14.51 to 14.52   $1,186,117      2.93%    1.00% to 1.50%   11.25% to 11.25%
                                                                                                           6.30% to 6.30%   ****
        2013                           37,609  13.04 to 13.04     $490,401      2.40%    1.00% to 1.50%   27.11% to 27.11%
        2012                            7,557  10.26 to 10.26      $77,522      4.48%    1.00% to 1.50%          n/a

    High Yield Portfolio
        2015                          110,931  10.89 to 10.92   $1,209,090      8.37%    1.00% to 1.50%   -5.52% to -5.34%
        2014                           99,735  11.53 to 11.54   $1,150,179      5.81%    1.00% to 1.50%   -1.64% to -1.64%
                                                                                                          -5.25% to -5.25%  ****
        2013                          300,929  11.72 to 11.72   $3,526,509      2.63%    1.00% to 1.50%   10.31% to 10.31%
        2012                           58,340  10.63 to 10.63     $619,784      3.00%    1.00% to 1.50%          n/a

   Prudential Series Funds
    Jennison 20/20 Focus
     Portfolio
        2015                           24,259  13.59 to 13.63     $329,648      0.00%    1.00% to 1.50%    4.44% to 4.65%
        2014                           24,296  13.01 to 13.02     $316,101      0.00%    1.00% to 1.50%    5.27% to 5.27%
                                                                                                          -0.16% to -0.16%  ****
        2013                           18,275  12.36 to 12.36     $225,852      0.00%    1.00% to 1.50%   27.62% to 27.62%
        2012                            1,589  9.68 to 9.68        $15,385      0.00%    1.00% to 1.50%          n/a

    Natural Resources
     Portfolio
        2015                           79,298  5.04 to 5.05       $399,943      0.00%    1.00% to 1.50%   -29.45% to -29.30%
        2014                           50,008  7.14 to 7.15       $357,247      0.00%    1.00% to 1.50%   -21.27% to -21.27%
                                                                                                          -31.03% to -31.03%****
        2013                           14,689  9.07 to 9.07       $133,287      0.00%    1.00% to 1.50%    8.29% to 8.29%
        2012                            5,000  8.38 to 8.38        $41,898      0.00%    1.00% to 1.50%          n/a

    SP Prudential US Emerging
     Growth Portfolio
        2015                           33,419  13.34 to 13.38     $446,008      0.00%    1.00% to 1.50%   -4.04% to -3.85%
        2014                           34,789  13.90 to 13.91     $483,580      0.00%    1.00% to 1.50%    7.69% to 7.69%
                                                                                                           6.17% to 6.17%   ****
        2013                           23,220  12.91 to 12.91     $299,726      0.00%    1.00% to 1.50%   26.12% to 26.12%
        2012                            4,284  10.23 to 10.23      $43,842      0.00%    1.00% to 1.50%          n/a

   Royce Capital Fund
    Micro-Cap Portfolio
        2015                           46,010  9.07 to 9.10       $417,664      0.00%    1.00% to 1.50%   -13.78% to -13.61%
        2014                           38,322  10.52 to 10.53     $403,333      0.00%    1.00% to 1.50%   -5.13% to -5.13%
                                                                                                          -1.36% to -1.36%  ****
        2013                           15,757  11.09 to 11.09     $174,776      0.45%    1.00% to 1.50%   19.04% to 19.04%
        2012                            5,349  9.32 to 9.32        $49,846      0.00%    1.00% to 1.50%          n/a

    Small Cap Portfolio
        2015                          622,164  11.89 to 11.93   $7,405,466      0.49%    1.00% to 1.50%   -13.15% to -12.98%
        2014                          356,507  13.69 to 13.71   $4,882,129      0.00%    1.00% to 1.50%    1.54% to 1.54%
                                                                                                           4.02% to 4.02%   ****
        2013                          117,407  13.49 to 13.49   $1,583,322      1.58%    1.00% to 1.50%   32.64% to 32.64%
        2012                           10,721  10.17 to 10.17     $109,009      0.05%    1.00% to 1.50%          n/a

   Alps
    Alerian Energy
     Infrastructure Portfolio
        2015                          140,978  5.84 to 5.86       $824,630      1.28%    1.00% to 1.50%   -38.76% to -38.63%
        2014                           41,872  9.54 to 9.55       $399,590      0.23%    1.00% to 1.50%   -4.57% to -4.49%

    Red Rocks Listed Private
     Equity Portfolio
        2015                           17,656  9.11 to 9.12       $160,817      0.11%    1.00% to 1.50%   -8.92% to -8.84%

   American Funds IS
    Asset Allocation Fund
        2015                          807,913  10.11 to 10.14   $8,178,458      3.14%    1.00% to 1.50%   -0.21% to -0.01%
        2014                           63,631  10.13 to 10.14     $645,067      1.88%    1.00% to 1.50%    1.35% to 1.43%

    Blue Chip Income and
     Growth Fund
        2015                          564,646  10.06 to 10.09   $5,684,566      2.70%    1.00% to 1.50%   -4.51% to -4.32%
        2014                          201,763  10.53 to 10.54   $2,125,588      4.76%    1.00% to 1.50%    5.32% to 5.41%

    Cash Management Fund
        2015                        1,625,317  9.71 to 9.74    $15,798,803      0.00%    1.00% to 1.50%   -2.04% to -1.85%
        2014                          728,158  9.92 to 9.93     $7,221,320      0.00%    1.00% to 1.50%   -0.83% to -0.75%

    Capital Income Builder
     Fund
        2015                          502,843  9.47 to 9.49     $4,765,182      2.92%    1.00% to 1.50%   -3.11% to -2.92%
        2014                           62,992  9.77 to 9.78       $615,509      1.45%    1.00% to 1.50%   -2.31% to -2.22%

    Global Growth Fund
        2015                          218,567  10.45 to 10.48   $2,287,088      1.66%    1.00% to 1.50%    5.26% to 5.47%
        2014                           25,787  9.93 to 9.94       $256,192      1.03%    1.00% to 1.50%   -0.68% to -0.59%

    Global Growth and
     Income Fund
        2015                          251,907  9.62 to 9.64     $2,426,026      3.36%    1.00% to 1.50%   -2.92% to -2.72%
        2014                           15,312  9.90 to 9.91       $151,652      5.12%    1.00% to 1.50%   -0.96% to -0.88%

    Global Small
     Capitalization Fund
        2015                          227,555  9.60 to 9.63     $2,186,411      0.00%    1.00% to 1.50%   -1.36% to -1.16%
        2014                            9,369  9.73 to 9.74        $91,212      0.11%    1.00% to 1.50%   -2.68% to -2.59%

    Growth Fund
        2015                          403,510  10.79 to 10.82   $4,357,889      1.25%    1.00% to 1.50%    5.15% to 5.37%
        2014                           83,979  10.26 to 10.27     $861,882      1.08%    1.00% to 1.50%    2.61% to 2.69%

    Growth-Income Fund
        2015                          469,186  10.20 to 10.23   $4,790,060      2.28%    1.00% to 1.50%    -0.15% to 0.05%
        2014                          103,933  10.21 to 10.22   $1,061,651      2.04%    1.00% to 1.50%    2.14% to 2.22%

    International Fund
        2015                          176,514  8.80 to 8.83     $1,555,816      2.33%    1.00% to 1.50%   -6.03% to -5.84%
        2014                           30,624  9.37 to 9.37       $287,001      2.36%    1.00% to 1.50%   -6.33% to -6.25%

    International Growth and
     Income Fund
        2015                          146,100  8.53 to 8.56     $1,247,857      3.89%    1.00% to 1.50%   -7.08% to -6.90%
        2014                           10,015  9.19 to 9.19        $92,019      5.93%    1.00% to 1.50%   -8.15% to -8.07%

    New World Fund
        2015                        1,059,832  8.30 to 8.33     $8,809,643      0.70%    1.00% to 1.50%   -4.67% to -4.48%
        2014                          241,423  8.71 to 8.72     $2,102,795      1.81%    1.00% to 1.50%   -12.91% to -12.84%

    U.S. Government/AAA-Rated
     Securities Fund
        2015                          523,628  10.06 to 10.09   $5,281,120      2.46%    1.00% to 1.50%    -0.07% to 0.13%
        2014                           41,258  10.07 to 10.08     $415,682      1.73%    1.00% to 1.50%    0.72% to 0.80%

   Oppenheimer VA Service
    Class
    Core Bond Fund
        2015                          126,370  10.06 to 10.09   $1,272,341      4.00%    1.00% to 1.50%   -0.65% to -0.45%
        2014                           28,921  10.12 to 10.13     $292,828      0.00%    1.00% to 1.50%    1.24% to 1.32%

    Discovery Mid Cap Growth
     Fund
        2015                           86,870  10.99 to 11.02     $955,449      0.00%    1.00% to 1.50%    4.92% to 5.13%
        2014                            2,410  10.48 to 10.48      $25,249      0.00%    1.00% to 1.50%    4.75% to 4.84%

    Global Multi-Alternatives
     Fund
        2015                           18,204  9.26 to 9.28       $168,791      0.13%    1.00% to 1.50%   -4.97% to -4.78%
        2014                           10,727  9.74 to 9.75       $104,541      4.75%    1.00% to 1.50%   -2.57% to -2.49%

    Global Fund
        2015                          100,088  10.01 to 10.04   $1,003,116      1.16%    1.00% to 1.50%    2.28% to 2.49%
        2014                            5,615  9.79 to 9.80        $54,982      0.00%    1.00% to 1.50%   -2.10% to -2.01%

    International Growth Fund
        2015                          126,222  9.41 to 9.44     $1,189,022      0.58%    1.00% to 1.50%    1.72% to 1.93%
        2014                           23,787  9.25 to 9.26       $220,047      0.00%    1.00% to 1.50%   -7.51% to -7.43%

    Main Street Fund
        2015                           83,027  10.49 to 10.52     $871,289      0.37%    1.00% to 1.50%    1.72% to 1.93%
        2014                            1,357  10.31 to 10.32      $13,993      0.00%    1.00% to 1.50%    3.08% to 3.17%

    Main Street Small Cap Fund
        2015                          138,342  10.10 to 10.13   $1,398,862      0.89%    1.00% to 1.50%   -7.35% to -7.17%
        2014                           55,257  10.90 to 10.91     $602,230      0.00%    1.00% to 1.50%    8.98% to 9.07%

   Transparent Value VI
    Directional Allocation
     Portfolio
        2015                           17,596  9.26 to 9.28       $162,873      0.00%    1.00% to 1.50%   -4.06% to -3.87%
        2014                           12,657  9.65 to 9.66       $122,124      0.00%    1.00% to 1.50%   -3.52% to -3.43%

   T. Rowe Price
    Blue Chip Growth
     Portfolio
        2015                          202,458  9.88 to 9.89     $2,001,222      0.00%    1.00% to 1.50%   -1.18% to -1.10%

    Health Sciences Portfolio
        2015                          192,859  9.08 to 9.09     $1,751,317      0.00%    1.00% to 1.50%   -9.20% to -9.13%

          *    The Investment Income Ratio represents the dividends, excluding distributions of capital gains, received by the portfolio, net of management fees assessed by the fund manager, divided by the average net assets.  This ratio excludes those expenses, such as mortality and expense charges, that result in direct reductions in the unit values.  The recognition of investment income is affected by the timing of the declaration of dividends.

          **   The Expense Ratio represents the annualized contract expenses of each portfolio within the Separate Account, consisting primarily of mortality and expense charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

          ***  The Total Return is calculated as the change in the unit value of the underlying portfolio, and reflects deductions for all items included in the expense ratio.  The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.  For newly introduced portfolios, the total return for the first year is calculated as the percentage change from inception to the end of the period.

          **** The Total Return noted relate to partial year total return for the Sammons
               Retirement Solutions LiveWell Variable Annuity with Value Endorsement that became available July 30, 2014.

6.        Diversification Requirements

        Under the provisions of Section 817(h) of the Internal Revenue Code, as
        amended (the Code), a variable life insurance policy, other than a policy issued in connection with certain types of employee benefit plans, will not be treated as a life insurance policy for federal tax purposes for any period for which the investment of the segregated asset account, on which the policy is based, are not adequately diversified.  The Code provides that the "adequately diversified"
        requirement may be met if the underlying investments satisfy either a statutory safe harbour test or diversification requirements set forth in regulations issued by the Secretary of the Treasury.

        The Internal Revenue Service has issued regulations under Section 817(h) of the
        Code.  Midland National Life believes, based on assurances from the Funds, that the Separate Account C satisfies the current requirements of the regulations.
Part C

OTHER INFORMATION

 Item 24.

(a)  Financial Statements

All required financial statements are included in Part B of the Registration Statement

(b)  Exhibits:

(1)   Resolution of the Board of Directors of Midland National Life Insurance Company authorizing establishment of Separate Account C (2)

(2)   Not Applicable

(3)   (a)   Principal Underwriting Agreement between Midland National Life Insurance Company and Sammons Financial Network (8)

        (b)  Registered Representative Contract  (8)

(4)  (a)   Form of Flexible Premium Deferred Variable Annuity Contract (8)

        (b)   Optional LiveWell Value Endorsement (14)

(5)  Application for Flexible Premium Deferred Variable Annuity Contract (8)

(6)   (a)  Articles of Incorporation of Midland National Life Insurance Company (2)

        (b)  By-laws of Midland National Life Insurance Company (2)

(7)   Reinsurance Agreement for contracts issued under this Registration Statement. (4)

(8)   (a)       Participation Agreement between Midland National Life Insurance Company and Fidelity VIP I and VIP II. (5)

(b)       Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund, and Variable Products Fund II.  (1)

(c)       Participation Agreement between Midland National Life Insurance Company and Fidelity VIP III. (6)

(d)       Amendments to Participation Agreement for Fidelity Distributors Corporation/Variable Insurance Products Fund III.  (3)

(e)       Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (4)

(f)        Rule 22c-2 Agreement between Midland National Life Insurance Company Calvert Distributors, Inc.   (7)

(g)       SEC Rule 22c-2 Amendment to Participation Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation.   (7)

(h)           SEC Rule 22c-2 Supplement to Participation Agreement between Midland National Life Insurance Company and Janus Capital Management LLC.  (7)

(i)             Rule 22c-2 Shareholder Information Agreement between Midland National and MFS Fund Distributors Inc.  (7)

(j)            Participation agreement between Midland National Life Insurance Company and BlackRock.  (9)

(k)       Participation agreement between Midland National Life Insurance Company and DWS. (9)

(l)        Participation agreement between Midland National Life Insurance Company and Eaton Vance. (9)

(m)         Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(n)           Amendment to Participation agreement between Midland National Life Insurance Company and Franklin Templeton. (9)

(o)           Participation agreement between Midland National Life Insurance Company and Ivy Funds. (9)

(p)           Participation agreement between Midland National Life Insurance Company and Legg Mason. (9)

(q)           Participation agreement between Midland National Life Insurance Company and Pioneer Funds. (9)

(r)            Participation agreement between Midland National Life Insurance Company and Prudential. (9)

(s)            Participation agreement between Midland National Life Insurance Company and Royce Funds. (9)

(t)            Amendment to Participation agreement between Midland National Life Insurance Company and Janus Capital Management LLC. (9)

(u)           Participation Agreement between Midland National Life Insurance Company and Massachusetts Financial Variable Insurance Trusts. (9)

(v)           Participation Agreement between Midland National Life Insurance Company and Fred Alger Management, Inc.  (9)

(w)          Participation Agreement between Midland National Life Insurance Company and Calvert Asset Management Company, Inc. (9)

(x)           Participation Agreement between Midland National Life Insurance Company and Pacific Investment Management Company LLC. (9)

(y)           Participation Agreement between Midland National Life Insurance Company and Rydex Distributors LLC. (9)

(z)           Participation Agreement between Midland National Life Insurance Company and AllianceBernstein. (10)

(aa)       Amendment to Participation Agreement between Midland National Life Insurance Company and American Century. (10)

(bb)       Participation Agreement Amended and Restated between Midland National Life Insurance Company and DWS. (10)

(cc)        Participation Agreement between Midland National Life Insurance Company and Lazard. (10)

(dd)       Participation Agreement between Midland National Life Insurance Company and Lord Abbett. (10)

(ee)        Amendment to Participation Agreement between Midland National Life Insurance Company and Northern Lights Variable Trust. (10)

(ff)         Amendment to Participation Agreement between Midland National Life Insurance Company and Van Eck. (10)

(gg)        Amendment to the Participation Agreement between Midland National Life Insurance Company,  American Century Investment Services, Inc. and American Century Investment Management, Inc. (11)

(hh)       Summary Prospectus Agreement between Midland National Life Insurance Company and Fidelity Distributors Corporation. (11)

(ii)       Amendment to the Participation Agreement between Midland National Life Insurance Company and Janus Aspen Series. (11)

(jj)          Amendment to the Participation Agreement between Midland National Life Insurance Company, The Alger American Portfolios and Fred Alger & Company, Incorporated. (12)

(kk)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, AllianceBernstein L.P. and AllianceBernstein Investments, Inc. (12)

(ll)           Amendment to the Participation Agreement between Midland National Life Insurance Company, DWS Variable Series I, DWS Variable Series II, DWS Investments VIT Funds, DWS Investment Distributors, Inc. and Deutsche Investment Management Americas Inc. (12)

(mm)   Amendment to the Participation Agreement between Midland National Life Insurance Company, Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. (12)

(nn)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC, Lazard Asset Management Securities LLC and Lazard Retirement Series, LLC. (12)

(oo)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (12)

(pp)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC. (12)

(qq)       Amendment to the Participation Agreement between Midland National Life Insurance Company, Northern Lights Variable Trust and Northern Lights Distributors, LLC. (12)

(rr)          Amendment to the Participation Agreement between Midland National Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (12)

(ss)         Amendment to the Participation Agreement between Midland National Life Insurance Company, Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc., and Pioneer Funds Distributors, Inc. (12)

(tt)          Amendment to the Participation Agreement between Midland National Life Insurance Company, Royce Capital Fund and Royce Fund Services, Inc. (12)

(uu)       Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation (13)

(vv)       Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(ww)     Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Insurance Trust I, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(xx)       Participation Agreement between Midland National Life Insurance Company, Columbia Funds Variable Series Trust II, Columbia Management Investment Advisers, LLC and Columbia Management Investment Distributors, Inc. (13)

(yy)       Participation Agreement between Midland National Life Insurance Company, Wanger Advisors Trust, Columbia Wanger Asset Management, LLC and Columbia Management Investment Distributors, Inc. (13)

(zz)        Participation Agreement between Midland National Life Insurance Company, ALPS Variable Investment Trust, ALPS Advisors, Inc and ALPS Portfolio Solutions Distributor, Inc. (15)

(aaa)    Participation Agreement between Midland National Life Insurance Company, American Funds Distributors, Inc., American Funds Service Company, Capital Research and Management Company, and the American Funds Insurance Series.  (15)

(bbb)    Participation Agreement between Midland National Life Insurance Company, Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc.   (15)

(ccc)     Participation Agreement between Midland National Life Insurance Company, Sammons Financial Network, LLC.,  Transparent Value Trust, Guggenheim Partners Investment Management, LLC, and ALPS Distributors, Inc.  (15)

(ddd)    Amendment to the Participation Agreement between Midland National Life Insurance Company, BlackRock Variable Series Funds, Inc., and BlackRock Investments, LLC.  (15)

(eee)     Amendment to the Participation Agreement between Midland National Life Insurance Company, First Life Investors Series Funds and First Investors Corporation. (15)

(fff)       Participation Agreement between Midland National Life Insurance Company and T. Rowe Price. (16)

(ggg)           Amendment to the Participation Agreement between Midland National Life Insurance Company, Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC and Legg Mason Partners Fund Advisor, LLC. (16)

(9)   (a)     Opinion and Consent of Counsel (17)

        (b)     Power of Attorney (17)

(10) (a)     Consent of Sutherland Asbill & Brennan LLP (17)

      (b)     Consent of Independent Registered Public Accounting Firm (17)

(11) Not Applicable

(12) Not Applicable

(13) Performance Data Calculations (4)

  Incorporated herein by reference to Pre-Effective Amendment No. 2 for Form S-6 on April 23, 1997 (File No. 333-14061)
  Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on February 23, 1998 (File No. 33-64016)
  Incorporated herein by reference to Post-Effective Amendment No. 6 for Form S-6 on February 15, 2001 (File No. 333-14061)

4.       Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on April 28, 2003 (File No. 333-71800)

5.       Incorporated herein by reference to Initial N-4 Filing on June 7, 1993 (File 33-64016)

6.       Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on April 29, 1997 (File No. 33-64016)

7.       Incorporated herein by reference to Post-Effective Amendment No. 12 for Form N-4 on April 28, 2008 (File No. 333-108437)

8.       Incorporated herein by reference to Pre-Effective Amendment No. 1 for Form N-4 on December 15, 2011  (File No. 333-176870)

9.       Incorporated herein by reference to Post-Effective Amendment No. 1 for Form N-4 on April 25, 2012  (File No. 333-176870)

10.    Incorporated herein by reference to Post-Effective Amendment No. 2 for Form N-4 on September 20, 2012  (File No. 333-176870)

11.    Incorporated herein by reference to Post-Effective Amendment No. 8 for Form N-6 on April 26, 2013 (File No. 333-148824)

12.    Incorporated herein by reference to Post-Effective Amendment No. 3 for Form N-4 on April 26, 2013 (File No. 333-176870)

13.    Incorporated herein by reference to Post-Effective Amendment No. 4 for Form N-4 on July 12, 2013 (File No. 333-176870)

14.    Incorporated herein by reference to Post-Effective Amendment No. 5 for Form N-4 on May 19, 2014 (File No. 333-176870)

15.    Incorporated herein by reference to Post-Effective Amendment No. 7 for Form N-4 on July 25, 2014 (File No. 333-176870)

16.    Incorporated herein by reference to Post-Effective Amendment No. 9 for Form N-4 on July 16, 2015 (File No. 333-176870)

17.    Filed herewith

18.    To be filed by amendment

Item 25. Directors and Officers of the Depositor

Name and Principal Business Address[1]	Position and Offices with Depositor
Esfandyar E. Dinshaw...........................	Chairman of the Board & Chief Executive Officer
Steven C. Palmitier[3]...............................	President and Chief Operating Officer – Director
Darron K. Ash........................................	Director
Willard Bunn, III...................................	Director
Thomas Corcoran...................................	Director
William D. Heinz....................................	Director
Heather Kreager.......................................................	Director
Michael M. Masterson............................	Director
Cindy K. Reed.......................................	President, Annuity Division
William L. Lowe[4]...................................	President, Sammons Retirement Solutions
Robert R. TeKolste[2]...............................	President, Shared Services
Victoria E. Fimea...................................	Senior Vice President, General Counsel & Secretary
Donald T. Lyons....................................	Senior Vice President
Timothy A. Reuer[2].................................	Senior Vice President & Corporate Actuary
David Shaw............................................	Senior Vice President & Chief Information Officer
Rebecca L. Luloff..................................	Senior Vice President, Chief Administration Officer & Assistant Secretary
Daniel M. Kiefer....................................	Vice President, Chief Financial Officer & Treasurer
Melissa Scheuerman[4]..............................	Vice President, Business and Sales Development
Brent A. Mardis.....................................	Vice President, Chief Risk Officer
Gary Brown[2]..........................................	Vice President, Life New Business & Underwriting
Teri L. Ross............................................	Vice President, Annuity New Business & Agency Services
Bradley W. Rosenblatt[3]..........................	Vice President, Chief Distribution Officer – Specialty Markets and Vice President of Marketing Communications
Kirk Evans[4]............................................	Vice President, Product Actuary & Risk Management – SRS
Jeremy A. Bill[2].......................................	Vice President, Life Product Development
Gerald R. Blair[3]......................................	Vice President, Chief Distribution and Sales Officer
Brian Hansen[3].........................................	Vice President, Compliance; Chief Compliance Officer for SEC Rule 38a-1Compliance
Diana Ronald.........................................	Second Vice President - Claims and Controls
Michael J. Arch[2].....................................	Associate Vice President, Internal Audit
Richard T. Hicks[2]...................................	Associate Vice President, Advanced Processing Support
Randy D. Shaull[2]....................................	Associate Vice President & Actuary
Grady D. Holt[4].......................................	Associate Vice President, Fund Management & Compliance; Chief Compliance Officer, Broker Dealer – SFN

1Unless noted otherwise, the principal business address for each officer and director is 4350 Westown Parkway, West Des Moines, IA 50266

2One Sammons Plaza, Sioux Falls, SD 57193-9991

3525 W. Van Buren, Chicago, IL 60607

44546 Corporate Drive, Suite 100, West Des Moines, IA 50266

Item 26.  Persons Controlled By or Under Common Control With the Depositor or Registrant.

The Depositor, Midland National Life Insurance Company (Midland) is an indirect subsidiary of Sammons Enterprises, Inc.  The Registrant is a segregated asset account of Midland.  Shares of Sammons Enterprises, Inc. are held by GreatBanc Trust Company, as Trustee of the Sammons Enterprises, Inc. Employee Stock Ownership Trust (ESOT).   Other direct or indirect subsidiaries of Sammons Enterprises, Inc. (SEI), as of December 31, 2015, are:

Name	Jurisdiction	Percent Of Voting Securities Owned
100 N. Cresent Holdings LLC	DE	100% by SBC Funding, LLC
100 N. Cresent LLC	DE	100% by 100 N. Cresent Holdings LLC
1888 Fund, Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
1900 Capital, Inc.	DE	100% by Compatriot Capital, Inc.
45-501,LLC	DE	100% by FX Leasing, LLC
45-502, LLC	DE	100% by FX Leasing, LLC
45-506, LLC	DE	100% by FX Leasing, LLC
5180 CLO LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
9350 Civic Center Drive,LLC	DE	100% by 9350 Civic Center JV, LLC
9350 Civic Center JV, LLC	DE	50% by SBC Civic Center LLC
A24 Films, LLC	DE	35% by SBC Funding, LLC
Accretive Asset Management LLC	WA	100% by Guggenheim Partners Investment Management Holdings, LLC
ACEI Holdco, LLC	DE	100% by GPFT Holdco, LLC
ACEIG, LLC	DE	100% by Guggenheim Capital Enterprises, LLC
ACS Holdings LLC	DE	100% by Eldridge Equipment Finance LLC
ACS Nextant Holdings LLC	DE	100% by Airborne Capital Solutions LTD
Advisor Research Center, LLC	MD	100% by Rydex Fund Services, LLC
Adweek LLC	DE	100% by Mediabistro Holdings LLC
AF V - VII entities	DE	100% by Corporate Funding VI, LLC
AFSP Fund I Partners, LLC	DE	53.6% by Compatriot Capital, Inc.
Airborne Capital Solutions LTD	CYM	66.7% by ACS Holdings LLC
Aircraft Asset Holdings, LP	DE	24.2% by Guggenheim Aviation Partners, LLC
Aircraft Mgmt. Company, LLC	DE	100% by GPFT Holdco, LLC
AMC Investor Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Amicus Investors LLC	DE	75% by Amicus Operating Partners LLC
Amicus Operating Partners LLC	DE	50% by Compatriot Capital, Inc.
Anchorage G Holdings, LLC	AK	100% by Guggenheim Life and Annuity Company
Ann Arbor City Apartments LLC	DE	50% by Compatriot Capital, Inc. 50% by Village Green Holding LLC
Argus Portfolios Holdings Ltd.	CYM	(No Ownership) Management by Guggenheim Partners, LLC
Argus Portfolios SPC	CYM	100% by Argus Portfolios Holdings Ltd.
ASG Mortgage Investors, LLC	DE	35.3% by 1900 Capital, Inc.
Asheville Resolution Corporation	DE	100% by Consolidated Investment Services, Inc.
Asset Consulting Group, LLC	DE	100% by GWM Holdco, LLC
Auberge Resorts Collection Fund LP	DE	(No Ownership) Management by GRE ARCF GP LLC
Aureus Group, LLC	DE	29.9% by Compatriot Capital, Inc.
Aurify Brands, LLC	NY	39.1% by SBC Funding, LLC
BA Seattle Aviation, LLC	KS	100% by Security Benefit Corporation
Ballinshire investment entities	DE	100% by EL Funding, LLC
Bandera Strategic credit Partners II, L.P.	DE	(No Ownership) Management by GPIM Holdings VII, LLC
BCBG Max Azria Global Holdings, LLC	DE	40% by Fashion Funding, LLC
BD-700-1A10 9147, LLC	DE	100% by FX Leasing, LLC
Bennington Stark Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
BFC Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Billboard I, LLC	DE	100% by PGM Entertainment Group LLC
Billboard IP Holdings LLC	DE	50% by Billboard I, LLC
Bingham LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Biscay GSTF III, LLC	DE	100% by GLAC Holdings, LLC
Black Cat Football, LLC	KS	100% by Security Benefit Corporation
Bound Brook Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Briggs Construction Equipment, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs Equipment Mexico, Inc.	DE	100% by Briggs Equipment, Inc.
Briggs Equipment UK Limited	GBR	100% by Briggs UK Holdings, Inc.
Briggs Equipment, Inc.	DE	100% by Briggs International, Inc.
Briggs Equipment, S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Briggs International, Inc.	DE	100% by Consolidated Investment Services, Inc.
Briggs UK Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Cainhoy Land & Timber, LLC	DE	65.5% by GC Parent Holdings, LLC
Caprock Funding entities	DE	100% by LCLF investment entities
Carco Services, LLC	DE	100% by Guggenheim Services, LLC
Cardamom RE HQ, LLC	DE	100% by Security Benefit Corporation
CardCash Exchange, Inc.	DE	18.6% by CardCash Holdings, LLC
CardCash Holdings, LLC	DE	87.5% by SBC Funding, LLC
CCE Funding LLC	DE	100% by Compatriot Capital, Inc.
CCI Historic, Inc.	DE	100% by Compatriot Capital, Inc.
Cedar Springs (Cayman) Ltd.	CYM	100% by Cedar Springs Capital Company, LLC
Cedar Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
CF-G Funding II, LLC	KS	100% by Gennessee Insurance Agency, LLC
CF-G Funding III, LLC	KS	100% by Gennessee Insurance Agency, LLC
CF-G Funding, LLC	DE	100% by Gennessee Insurance Agency, LLC
CH Funding, LLC	KS	100% by Security Benefit Corporation
CH Kansas, LLC	KS	100% by Security Benefit Corporation
Channel Capital Group Holdings, LLC	DE	38.3% by Nominee Holding Company, LLC
Channel Capital Group LLC	DE	100% by Channel Capital Group Holdings, LLC
Chelsea Creek Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Clear Spring Life Insurance Company	TX	100% by Guggenheim Life and Annuity Company
CLIO Awards	DE	100% by Mediabistro Holdings LLC
Cohen Financial Services (DE), LLC	DE	100% by Pillar Financial, LLC
Community Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
Compatriot Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Concord Minutemen (Cayman) Ltd.	CYM	100% by Concord Minutemen Capital Company, LLC
Concord Minutemen Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Consolidated Investment Services, Inc.	NV	100% by Sammons Enterprises, Inc.
Controladora Briggs de Mexico S. de R.L. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Conway Capital, LLC	DE	100% by Guggenheim Life and Annuity Company
Copper River CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Corporate Funding V, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VI, LLC	DE	100% by GPFT Holdco, LLC
Corporate Funding VIII, LLC	DE	100% by SL Funding, LLC
CP Aureus FSP, LP	DE	49.5% by AFSP Fund I Partners, LLC
Crown Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Crown Point Funding (Cayman), Ltd.	CYM	100% by Crown Point Capital Company, LLC
Dark Star Media LLC	DE	100% by DS Funding LLC
DBI/ASG Mortgage Acquisition Fund I, LP	DE	55.4% by 1900 Capital, Inc.
DCP Funding LLC	DE	13% by DS dcp Holdings LLC
Deferred Compensation investment entities	DE	36-100% by GC Deferred Compensation I, LLC
DLPG, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
DLSV 2015-1, LLC	KS	100% by Security Benefit Corporation
DNBR Funding, LLC	KS	100% by Dunbarre Insurance Agency, LLC
DS dcp Holdings LLC	DE	100% by Dark Star Media LLC
DS Funding LLC	DE	100% by EL Funding, LLC
DS Malecon Holdings LLC	DE	100% by Dark Star Media LLC
DS MB Holdings LLC	DE	100% by Dark Star Media LLC
DS PGM Holdings LLC	DE	100% by Dark Star Media LLC
Dunbarre Insurance Agency, LLC	DE	100% by Security Benefit Life Insurance Company
E2M Fund II Holdco, LP	DE	47.8% by Compatriot Capital, Inc. Management by E2M General Partner II, LLC
E2M General Partner II, LLC	DE	17.4% by Compatriot Capital, Inc.
E2M General Partner III, LLC	DE	30% by Compatriot Capital, Inc.
E2M Holdings, LLC	DE	30% by Compatriot Capital, Inc.
E2M Partners, LLC	DE	100% by E2M Holdings, LLC
E2M Strategic Fund (Fund A), LP	DE	80.5% by Compatriot Capital, Inc. Management by E2M General Partner III, LLC
E2M/SRC Investment Company, LLC	DE	37% by Compatriot Capital, Inc. 60% by E2M Fund II Holdco, LP
Edison IS Holdings, LLC	NJ	100% by Guggenheim Insurance Services, LLC
EFC Holdings I, LLC	DE	100% by GPFT Holdco, LLC
Efland Funding entities	DE	100% by Elsmere Insurance Agency, LLC
Eiger Fund I, LP	DE	38.8% by Compatriot Capital, Inc.
Eiger Partners, LP	DE	10% by Compatriot Capital, Inc.
EL Funding, LLC	DE	100% by SL Funding, LLC
Eldridge Business Services LLC	DE	99% by EL Funding, LLC
Eldridge Equipment Finance LLC	DE	100% by EL Funding, LLC
Eldridge Executive Services LLC	DE	99% by EL Funding, LLC
Eldridge Services Inc.	DE	100% by EL Funding, LLC
Elliott Bay Healthcare Realty Holdings LLC	DE	100% by SBC Funding, LLC
Elliott Bay Healthcare Realty LLC	DE	100% by Elliott Bay Healthcare Realty Holdings LLC
ELSL Funding entities	DE	100% by Elsmere Insurance Agency, LLC
Elsmere Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
Energy Asset Holdings LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Enterhealth, LLC	TX	21.3% by Sammons Capital, Inc.
Epic Preferred Hodlings LLC	DE	100% by ACS Holdings LLC
EPL property holding entities	DE	100% by Retail Investors III, LLC
EquiTrust Insurance Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
EquiTrust Manager, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Eventine Funding, LLC	DE	100% by Elsmere Insurance Agency, LLC
Everest Fuel Management, LLC	DE	100% by Flight Options Holdings, Inc.
Fashion Funding, LLC	DE	100% by GLAC Holdings, LLC
Fifth Ave GSTF II, LLC	DE	100% by GLAC Holdings, LLC
Film Expo Group LLC	DE	100% by Mediabistro Holdings LLC
First Security Benefit Life Insurance and Annuity Company of New York	NY	100% by Security Benefit Corporation
FlexJet, LLC	DE	100% by One Sky Flight, LLC
Flight Options Holdings Inc.	DE	18% by Epic Preferred Holdings LLC
Flight Options, LLC	DE	100% by One Sky Flight, LLC
FMF Peakview LLC	DE	80% by Guggenheim Plus Leveraged LLC
Forklift Operations de Mexico, S.A. de C.V.	MEX	99% by Controladora Briggs de Mexico S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
Forrestal Portfolios, LLC	DE	100% by Moore's Creek Capital Corporation
Four Six Four Aircraft ABC LLC	DE	100% by Four Six Four Aircraft LLC
Four Six Four Aircraft LLC	DE	100% by EL Funding, LLC
Franklin Park (Cyprus) Limited	CYP	100% by GGIC IIP Holdings LP
Franklin Park India, LLC	DE	100% by Infrastructure India Plc
Franklin Park Management, LLC	DE	100% by GGIC, Ltd.
FX Leasing, LLC	DE	100% by Airborne Capital Solutions LTD
G650 2014 Holdings, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
GAIF II Aviation asset holding companies	DE	100% by Guggenheim Aviation Investment Fund II, LP
GAIF II Aviation U.S. Source asset holding companies	DE	100% by GAIF II U.S. Source Fund, LP
GAIF II FF Feeder Fund, L.P.	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II Services Group, LLC	DE	100% by Guggenheim Aviation Investment Fund II, LP
GAIF II U.S. Source Blocker, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Fund, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
GAIF II U.S. Source Services Group, LLC	DE	100% by GAIF II U.S. Source Fund, LP
GAOMF S/N 20272, LLC	DE	100% by Guggenheim Aircraft Opportunity Master Fund, LP
GASG Co-Investor Fund I, LP	DE	50% by 1900 Capital, Inc.
GC Deferred Compensation I, LLC	DE	100% by Guggenheim Capital, LLC
GC Deferred Compensation Offshore, Ltd.	CYM	100% by Guggenheim Capital International, Ltd.
GC Maple Leaf, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GC New York, LLC	DE	99.5% by GC Parent Holdings, LLC
GC Orpheus Investors, LLC	DE	20.2% by Guggenheim Partners, LLC
GC Parent Holdings, LLC	DE	100% by Guggenheim Capital, LLC
GC Pilar Golf Investment, LLC	DE	100% by GC Parent Holdings, LLC
GC Repo, LLC	DE	100% by Guggenheim Partners, LLC
GC VIE Manager, LLC	DE	99.5% by Guggenheim Partners, LLC
GDCP Member, LLC	DE	100% by Guggenheim Corporate Funding, LLC
GDP property holding entities	DE	100% by Guggenheim Development Partners, Inc.
GDP-Pilara Lotes, LLC	DE	100% by GC Parent Holdings, LLC
Generation Financial Group, LLC	DE	50% by JLx3, LLC 50% by Guggenheim Partners, LLC
Generation Mortgage Company, LLC f/k/a Generation Mortgage Company	CA	100% by GFMH, LLC
Gennessee Insurance Agency, LLC	DE	100% by Security Benefit Life Insurance Company
GFMH, LLC f/k/a Generation Financial Mortgage, LLC	DE	83.3% by GPFT Holdco, LLC 12.9% by Generation Financial Group, LLC
GFP Green Inc.	CYM	100% by GGIC, Ltd.
GFP Peru Dunas Holdings, Inc.	CYM	100% by GGIC, Ltd.
GFP Wind Holdings, LLC	DE	100% by Franklin Park Management, LLC
GFPIC, L.P.	CYM	34.5% by GFPID, LLC
GFPID, LLC	DE	40% by GC Parent Holdings, LLC
GFS Funds Public Limited Company	IRL	(No Ownership) Management by GFS Management (Ireland) Limited
GFS Management (Ireland) Limited	IRL	100% by Guggenheim Fund Solutions, LLC
GFS MAP (Ireland) entities	IRL	(No Ownership) Management by Guggenheim Fund Solutions, LLC
GFS MAP (U.S.) entities	DE	(No Ownership) Management by Guggenheim Fund Solutions, LLC
GFS UCITS Fund Public Limited Compnay	IRL	(No Ownership) Management by GFS Management (Ireland) Limited
GGIC Greenbacker Funding Ltd.	CYM	100% by GGIC, Ltd.
GGIC IIP Holdings LP	CYM	100% by GGIC, Ltd. Management by GGIC IIP Holdings Ltd.
GGIC IIP Holdings Ltd.	CYM	100% by GGIC, Ltd.
GGIC KTI Holdings, Ltd.	CYM	100% by GGIC, Ltd.
GGIC Manager, LLC	DE	100% by GGIC, Ltd.
GGIC, Ltd.	GGY	100% by GFPIC, L.P.
GGT Diversified Alpha Cayman Funds	CYM	(No Ownership) Management by GGT GP LLC
GGT Diversified Alpha Fund LLC	DE	(No Ownership) Management by GGT Manager LLC
GGT Global Opportunities Master Fund (Cayman) LP	CYM	(No Ownership) Management by GGT GP LLC
GGT GP LLC	DE	100% by GGT Manager LLC
GGT Long/Short Diversified Equity Master Fund (Cayman) LP	CYM	(No Ownership) Management by GGT GP LLC
GGT Manager LLC	DE	100% by Guggenheim Holdings, LLC
GGT Trading Delaware LLC	DE	(No Ownership) Management by GGT GP LLC
GI Holdco II LLC	DE	100% by Guggenheim Partners, LLC
GI Holdco II Sub LLC	DE	100% by GI Holdco II LLC
GI Holdco LLC	DE	100% by GI Holdco II LLC
GIA Asia Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIA Europe Holdings, Ltd.	CYM	100% by GWM Holdco, LLC
GIFS (Cayman) Ltd.	CYM	100% by GIFS Capital Company, LLC
GIFS Capital Company, LLC	DE	100% by Relationship Funding Company, LLC
Gila Bend Power Partners, LLC	DE	50% by Sammons Power Development, Inc.
GIM GP Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GIS Adminitrative Services, LLC	DE	100% by Guggenheim Insurance Services, LLC
GIV-X 4330, LLC	DE	100% by FX Leasing, LLC
GIV-X 4332, LLC	DE	100% by FX Leasing, LLC
GIV-X 4334, LLC	DE	100% by FX Leasing, LLC
GLAC GBM Investco, LLC	DE	100% by Guggenheim Life and Annuity Company
GLAC Holdings, LLC	DE	100% by GPFT Holdco, LLC
Global 6000 9568 Limited LDC	CYM	50% by GX 9568 Holdings I, LLC 50% by GX 9568 Holdings II, LLC
GM property holding companies	DE	100% by Retail Investors III, LLC
GMI GPIM, LLC	DE	100% by Guggenheim Manager, Inc.
GMI GPIMH, LLC	DE	100% by Guggenheim Manager, Inc.
GN Fund I, LLC	FL	100% by Guggenheim Nicklaus Partners, LLC
GN property holding entities	DE	100% by Guggenheim Nicklaus Partners, LLC
GNP property holding entities	DE	100% by Guggenheim-Nicklaus Fund I, Ltd.
GP Feeder Fund Management, LLC	DE	100% by GWM Holdco, LLC
GP Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GP India Opportunities Feeder Fund, LP	CYM	(No Ownership) Management by Guggenheim Partners India GP, LLC
GPAM Holdings II, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings IV, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPAM Holdings, Inc.	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPBLK, Inc.	DE	100% by GP Holdco, LLC
GPC Portfolio Companies	DE	(No Ownership) Management by Guggenheim Advisors, LLC
GPFT Holdco, LLC	DE	100% by GP Holdco, LLC
GPI Ventures, LLC	DE	100% by Asheville Resolution Corporation
GPI3, LLC	DE	(No Ownership) Management by TEK Financial, LLC
GPIM Holdings V, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPIM Holdings VI, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPIM Holdings VII, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
GPIM Holdings VIII, Ltd.	CYM	100% by Guggenheim Partners Investment Management, LLC
GPIMH Sub, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
GPM Center Court, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GRE ARCF GP LLC	DE	100% by Guggenheim Real Estate LLC
GRE Net Lease property holding companies	DE	67-100% by Guggenheim Real Estate Investment Trust Management by Guggenheim Real Estate Investment Trust
GRE property holding companies	DE	80-100% by Guggenheim Plus Leveraged LLC
GRE U.S. Property Fund GP LLC	DE	100% by Guggenheim Real Estate LLC
GRE U.S. Property Fund LP	DE	(No Ownership) Management by GRES GP LLC
Great Bridge Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Green Lane CLO Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
GREI GP LLC	DE	100% by Guggenheim Real Estate LLC
GRES GP LLC	DE	100% by Guggenheim Trust Company LLC
GS Gamma Advisors, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GS Gamma Investments, LLC	DE	(No Ownership) Management by GS Gamma Management, LLC
GS Gamma Management, LLC	DE	50% by Guggenheim Partners Investment Management Holdings, LLC
GSA Manager LLC	DE	100% by GGT Manager LLC
GSA OPH LLC	DE	(No Ownership) Management by GSA Manager LLC
GSFI, LLC	DE	70% by Guggenheim Partners, LLC 30% by JLx3, LLC
GTVI Partners, LLC	DE	44.4% by Guggenheim Venture Partners, LLC
Guggenheim Access Funds	DE	(No Ownership) Management by GP Feeder Fund Management, LLC
Guggenheim Advisors (Cayman) Ltd.	CYM	100% by Guggenheim Advisors, LLC
Guggenheim Advisors Funds	CYM	(No Ownership) Management by Guggenheim Advisors, LLC
Guggenheim Advisors, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Aircraft Opportunity Fund, LP	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Aircraft Opportunity GP, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Aircraft Opportunity Master Fund, LP	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity GP, LLC
Guggenheim Alpha Solutions Fund, LLC	DE	(No Ownership) Management by GPIM Holdings V, LLC
Guggenheim Alpha Solutions Fund, Ltd.	CYM	(No Ownership) Management by GPIM Holdings V, LLC
Guggenheim Alternative Asset Management, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Apsley Fund, L.P.	CYM	(No Ownership) Management by Guggenheim Apsley Holdings, LLC
Guggenheim Apsley Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Aviation GAP Holdco, LLC	DE	100% by Guggenheim Aviation Partners, LLC
Guggenheim Aviation GM Holdco, LLC	DE	100% by Guggenheim Manager, Inc.
Guggenheim Aviation GP Holdco, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Aviation Investment Fund II, LP	DE	(No Ownership) Management by Guggenheim Aviation Services II, LLP
Guggenheim Aviation Offshore Investment Fund II, L.P.	CYM	(No Ownership) Management by Guggenheim Aviation Services II, Ltd.
Guggenheim Aviation Partners Limited	GBR	100% by Guggenheim Capital, LLC
Guggenheim Aviation Partners, LLC	DE	59.5% by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, LLP	DE	50.7% by Aircraft Asset Holdings, LP 39.5% by Guggenheim Aviation GP Holdco, LLC
Guggenheim Aviation Services II, Ltd.	CYM	100% by Guggenheim Capital, LLC
Guggenheim CA, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Capital Enterprises, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Capital International, Ltd.	CYM	100% by GC Parent Holdings, LLC
Guggenheim Capital Management (Asia) Private Limited	IND	99% by Guggenheim Partners Mauritius II, Ltd.
Guggenheim Capital, LLC	DE	35.2% by SAGE Assets, Inc.
Guggenheim Commercial Real Estate Finance (CA), Inc.	DE	100% by Guggenheim Commercial Real Estate Finance, LLC
Guggenheim Commercial Real Estate Finance, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Concinnity Capital Stewardship Fund, LLC	DE	(No Ownership) Management by GPIM Holdings VI, LLC
Guggenheim Concinnity Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Concourse L.P.	DE	99.9% by Guggenheim Plus Leveraged LLC
Guggenheim Concourse GP LLC	DE	100% by Guggenheim Plus Leveraged LLC
Guggenheim Corporate Funding, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Credit Services, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Development Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Guggenheim Digital Media, LLC	DE	100% by GI Holdco II LLC
Guggenheim Disbursement Agent, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Energy LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Energy Opportunities Fund, LP	DE	(No Ownership) Management by Guggenheim Energy LLC
Guggenheim Energy Opportunities Leveraged Fund, LP	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Enhanced Income Fund, LLC	DE	(No Ownership) Management by GPIM Holdings VI, LLC
Guggenheim Fund Solutions, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Funds Distributors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Investment Advisors, LLC	DE	100% by Guggenheim Funds Services, LLC
Guggenheim Funds Services Holdings, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Funds Services, LLC	DE	100% by Guggenheim Funds Services Holdings, LLC
Guggenheim GGT (Swiss) Gmbh	CH	100% by Guggenheim Global Trading, LLC
Guggenheim Global Investments Public Limited Company	IRL	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Global Trading, LLC	DE	99.5% by Guggenheim Manager Holdco, LLC
Guggenheim Golf Properties Investor, LLC	DE	99.5% by GC Parent Holdings, LLC
Guggenheim High Yield Plus Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Holdco Sub II, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Holdco Sub, LLC	DE	100% by Guggenheim Insurance Services, LLC
Guggenheim Holdings, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Insurance Holdco, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Insurance Services, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Guggenheim International, LLC	DE	100% by Guggenheim Corporate Funding, LLC
Guggenheim Investment Advisors (Europe) Limited	GBR	100% by GIA Europe Holdings, Ltd.
Guggenheim Investment Advisors (Hong Kong) Limited	HKG	100% by GIA Asia Holdings, Ltd.
Guggenheim Investment Advisors, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investor Services, LLC	DE	100% by GWM Holdco, LLC
Guggenheim Investors Fund LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim KBBO Partners Limited	Dubai	50% by Links Holdings LLC
Guggenheim Knights of Security, LLC	DE	100% by Guggenheim Partners, LLC
Guggenheim Life 1099 Reporting Company, LLC	DE	100% by Guggenheim Life and Annuity Company
Guggenheim Life and Annuity Company	DE	100% by GLAC Holdings, LLC
Guggenheim Loan Agent, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Loan Services Company, Inc.	CA	100% by Guggenheim Loan Services Company, LLC
Guggenheim Loan Services Company, LLC	DE	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Management, LLC	DE	100% by Guggenheim Alternative Asset Management, LLC
Guggenheim Manager Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Manager, Inc.	DE	100% by Guggenheim Capital, LLC
Guggenheim Media, LLC	DE	100% by GI Holdco II LLC
Guggenheim Mortgage Capital, LLC	DE	80% by Liberty Hampshire Holdings, LLC
Guggenheim Nicklaus Partners, LLC	DE	70% by GC Parent Holdings, LLC
Guggenheim Partners Advisory Company	SD	100% by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund GP, L.L.C.	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Partners Covered Call Fund, L.P.	DE	(No Ownership) Management by Guggenheim Partners Covered Call Fund GP, L.L.C.
Guggenheim Partners Europe Limited	IRL	100% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners India GP, LLC	DE	67% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Partners India Limited (Cayman)	CYM	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners India Management, LLC	DE	100% by Guggenheim Partners India Holdings, LLC
Guggenheim Partners Investment Management Holdings, LLC	DE	99.5% by GI Holdco LLC
Guggenheim Partners Investment Management, LLC	DE	99.9% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Partners Japan, Ltd.	JPN	100% by Links Holdings LLC
Guggenheim Partners London Premises Limited	UK	100% by Guggenheim Capital, LLC
Guggenheim Partners Mauritius I, Ltd.	MUS	100% by Guggenheim Partners India Limited (Cayman)
Guggenheim Partners Mauritius II, Ltd.	MUS	100% by Guggenheim Partners Mauritius I, Ltd.
Guggenheim Partners Opportunistic Investment Grade Securities Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Partners, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Payroll Agent, LLC	DE	100% by Guggenheim Capital, LLC
Guggenheim Plus Acquisition LLC	DE	100% by Guggenheim Plus Leveraged LLC
Guggenheim Plus GP LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II GP, LLC	DE	100% by Guggenheim Real Estate LLC
Guggenheim Plus II L.P.	DE	(No Ownership) Management by Guggenheim Plus II GP, LLC
Guggenheim Plus L.P.	DE	(No Ownership) Management by Guggenheim Plus GP LLC
Guggenheim Plus Leveraged LLC	DE	60.7% by Guggenheim Real Estate Investment Trust 18.6% by Guggenheim Real Estate PLUS Trust 20.7% by Guggenheim Plus L.P. Management by Guggenheim Trust Company LLC
Guggenheim Premises I, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Private Debt Fund Managing Member, LLC	DE	100% by Guggenheim Partners Investment Management, LLC
Guggenheim Private Debt Funds	DE	(No Ownership) Management by Guggenheim Private Debt Fund Managing Member, LLC
Guggenheim Proprietary Investor investment entities	CYM	100% by GC Deferred Compensation Offshore, Ltd.
Guggenheim Real Estate International Fund L.P.	CYM	(No Ownership) Management by GREI GP LLC
Guggenheim Real Estate Investment Trust	MA	(No Ownership) Management by Guggenheim Trust Company LLC
Guggenheim Real Estate LLC	DE	99.5% by GPFT Holdco, LLC
Guggenheim Real Estate PLUS Trust	SD	(No Ownership) Management by Guggenheim Trust Company LLC
Guggenheim Receivable Financing, LLC	DE	100% by Guggenheim Services, LLC
Guggenheim Retail Real Estate Partners, Inc.	DE	100% by GC Parent Holdings, LLC
Guggenheim SBC Holdings, LLC	DE	(No Ownership) Management by Guggenheim Knights of Security, LLC
Guggenheim Securities Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim Securities International Ltd	UK	100% by Links Holdings LLC
Guggenheim Securities, LLC	DE	100% by Links Holdings LLC
Guggenheim Services, LLC	DE	99.5% by Guggenheim Capital, LLC
Guggenheim Specialized Products, LLC	DE	100% by Security Investors, LLC
Guggenheim Stella Multi-Strategy Fund, LP	DE	100% by Guggenheim Strategic Fund Management, LLC
Guggenheim Strategic Fund Management, LLC	DE	99.5% by Guggenheim Partners, LLC
Guggenheim Strategy Funds	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Guggenheim Technology Ventures I, L.P.	DE	(No Ownership) Management by GTVI Partners, LLC
Guggenheim Transparent Value, LLC	DE	99.5% by Guggenheim Partners Investment Management Holdings, LLC
Guggenheim Treasury Services (Europe) Limited	GBR	100% by Liberty Hampshire International Limited
Guggenheim Treasury Services Corporation (N.Y.)	DE	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services International Limited	CYM	100% by The Liberty Hampshire Company, LLC
Guggenheim Treasury Services, LLC	DE	100% by Liberty Hampshire Holdings, LLC
Guggenheim Trust Assets, LLC	DE	100% by Guggenheim Securities, LLC
Guggenheim Trust Company LLC	SD	99.5% by Guggenheim Partners, LLC
Guggenheim Venture Partners, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-meZocliq Holdings, LLC	DE	100% by GPFT Holdco, LLC
Guggenheim-Nicklaus Fund I, Ltd.	FL	89.5% by Guggenheim Golf Properties Investor, LLC
GW Ocean, LLC	DE	50% by Guggenheim Partners Investment Management, LLC
GWM Holdco, LLC	DE	99.5% by Guggenheim Partners, LLC
GX 9568 Holdings I, LLC	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity Master Fund, LP
GX 9568 Holdings II, LLC	DE	(No Ownership) Management by Guggenheim Aircraft Opportunity Master Fund, LP
Heights 2, LLC d/b/a WSGEV Holdings, LP	DE	100% by Compatriot Capital, Inc.
Herakles Investments, Inc.	DE	100% by Consolidated Investment Services, Inc.
Hesa GSTF V, LLC	DE	100% by GLAC Holdings, LLC
HHEP-DirecPath, LP	DE	25% by Sammons Capital, Inc.
HHEP-Directional, LP	DE	24.9% by Sammons Capital, Inc.
HHEP-Latrobe, LP	DE	24.9% by Sammons Capital, Inc.
Highland Peak investment entities	DE	100% by EL Funding, LLC
IDF I and II investment entities	DE	100% by Guggenheim Life and Annuity Company
IDF investment entities	DE	100% by Security Benefit Life Insurance Company
Infrastructure India Plc	DE	100% by Franklin Park (Cyprus) Limited
Internet Radio Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
IPEX LLC	DE	100% by Generation Financial Group, LLC
IPEX Services, LLC	DE	100% by IPEX LLC
Iron Hill CLO Limited	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Jasmine Asset Funding Limited	CYM	100% by The Liberty Hampshire Company, LLC
Java Acquisition Company property holding entities	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
JHCCI Leasing LLC	DE	50% by Compatriot Capital, Inc.
JL property holding entities	DE	100% by Retail Investors III, LLC
JLB 2728 Cedar Springs, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB 99 West Paces Ferry LLC	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB BUILDERS LLC	TX	100% by JLB Partners LLC
JLB Center Street, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB Fitzhugh, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB McLean LLC	DE	39% by Compatriot Capital, Inc. 21.9% by JLB McLean Partners LP
JLB McLean Partners LP	DE	65.7% by JLB Partners LLC
JLB Partners LLC	DE	30% by Compatriot Capital, Inc.
JLB Poncey LLC	GA	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB REALTY LLC	TX	100% by JLB Partners LLC
JLB RESIDENTIAL LLC	TX	100% by JLB Partners LLC
JLB Stafford Land LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLB Winhall, LP	TX	70% by Compatriot Capital, Inc. 30% by JLB Partners LLC
JLI property holding entities	DE	100% by Retail Investors III, LLC
JLx3, LLC	DE	61.1% by Guggenheim Partners, LLC
Juneau IS Holdings, LLC	AK	100% by Guggenheim Insurance Services, LLC
KDC Holdings, LLC	DE	50% by E2M/SRC Investment Company, LLC
Kemps Landing Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Kennecott Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
KHCN LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
King Tech Holdings Ltd.	CYM	100% by GGIC KTI Holdings, Ltd.
King Tech International, Ltd.	CYM	100% by King Tech Holdings Ltd.
Kitts Hill Funding entities	DE	100% by LSFC entities
KLD Funding, LLC	DE	100% by The Liberty Hampshire Company, LLC
LCLF investment entities	DE	100% by Corporate Funding V, LLC
Legacy Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Lexington Parker (Cayman) Ltd.	CYM	100% by Lexington Parker Capital Company, L.L.C.
Lexington Parker Capital Company, L.L.C.	DE	100% by The Liberty Hampshire Company, LLC
Liberty Hampshire Holdings, LLC	DE	99.5% by Guggenheim Capital, LLC
Links Holdings LLC	DE	99.5% by Guggenheim Partners, LLC
Links Holdings, Inc.	DE	100% by Guggenheim Partners, LLC
Lionel Holdings, LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
Longhorn Trail Ranch II, Ltd.	TX	40% by Compatriot Capital, Inc.
LS Mc Kinney 707-01, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
LSB Funding LLC	DE	100% by LSBF Holdings LLC
LSFC entities	DE	100% by AF V - VII entities
Magma WCFF II Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Malecon Entertainment LLC	DE	50% by DS Malecon Holdings LLC
Maranon Capital, LP	DE	35% by SBC Funding, LLC
Maranon Senior Credit IV, LLC	KS	100% by Security Benefit Corporation
MB Group Holdings LLC	DE	100% by DS MB Holdings LLC
Mediabistro Holdings LLC	NY	100% by MB Group Holdings
Mexcolift Servicios de Personnel S. de R.L. de C.V.	MEX	99% by Controladora Briggs de Mexico S. de R.L. de C.V. 1% by Briggs Equipment Mexico, Inc.
meZocliq LLC	DE	45.8% by Guggenheim-meZocliq Holdings, LLC
MF Master Seed Co, LLC	DE	100% by SBC Funding, LLC
MF Seed Co., LLC	DE	100% by MF Master Seed Co, LLC
Midland National Life Insurance Company	IA	100% by Sammons Financial Group, Inc.
Midland National Services Corporation, LLC	DE	100% by Midland National Life Insurance Company
Minerva Funding LLC	DE	100% by Guggenheim Life and Annuity Company
Minerva Holdings Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Minerva Holdings, LLC	DE	(No Ownership) Management by Guggenheim Corporate Funding, LLC
MNL Reinsurance Company	IA	100% by Midland National Life Insurance Company
Montacargas Yale, de Mexico S.A. de C.V.	MEX	99% by Briggs Equipment, Inc. 1% by Briggs Equipment Mexico, Inc.
Monterra investment entities	DE	100% by EL Funding, LLC
Moore's Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Morrow Park City Apartments LLC	DE	65.7% by VG Morrow Park Capital LLC
N318MM, LLC	KS	50% by Security Benefit Corporation
NC property holding entities	DE	100% by Retail Investors III, LLC
Nextant Aircraft 9017, LLC	OH	100% by Nextant Aircraft, LLC
Nextant Aircraft 9054, LLC	OH	100% by Nextant Aircraft, LLC
Nextant Aircraft, LLC	OH	100% by ACS Nextant Holdings LLC
NF - GPIM, LLC	KS	100% by Security Benefit Corporation
Nominee Holding Company, LLC	DE	100% by GPFT Holdco, LLC
North American Company for Life and Health Insurance	IA	100% by Sammons Financial Group, Inc.
Note Funding 1892, LLC	KS	100% by Security Benefit Corporation
Note funding 1892-2, LLC	KS	100% by Security Benefit Corporation
Note Funding II, LLC	KS	100% by Security Benefit Corporation
Note Funding OHA II, LLC	KS	100% by Security Benefit Corporation
Note Funding OHA, LLC	KS	100% by Security Benefit Corporation
Note Funding, LLC	KS	100% by Security Benefit Corporation
NZC Guggenheim Funds	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
NZCG Feeder 1, L.P.	CYM	(No Ownership) Management by GPIM Holdings VIII, Ltd.
NZCG Funding	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
One Sky Flight, LLC	DE	100% by Flight Options Holdings, Inc.
Optimus Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
OR property holding entities	DE	100% by Retail Investors III, LLC
Orpheus Funding, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Orpheus Holdings, LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Otter, Inc.	OK	100% by Sammons Power Development, Inc.
Padfield AH, LLC	DE	100% by SL Funding, LLC
Paragon GBM Investco, LLC	DE	100% by Paragon Life Insurance Company of Indiana
Paragon Life Insurance Company of Indiana	IN	100% by PLIC Holdings, LLC
Parkway Mortgage, Inc.	DE	100% by Consolidated Investment Services, Inc.
Pathfinder Conservation Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Pathfinder Renewable Wind Energy, LLC	WY	35.3% by Sammons Power Development, Inc.
PC-12/47E 1525, LLC	DE	100% by SA Leasing, LLC
PC-12/47E 1533, LLC	DE	100% by SA Leasing, LLC
PD Holdings LLC	DE	100% by SBC Funding, LLC
PGM Entertainment Group LLC	DE	100% by Prometheus Global Media, LLC
PGM-MG Holdings LLC	DE	100% by Mediabistro Holdings LLC
Pilar Holdings, LLC	FL	88.4% by GC Pilar Golf Investment, LLC
Pilara Lotes II, LLC	DE	100% by GC Deferred Compensation I, LLC
Pillar Capital Finance, LLC	DE	100% by Pillar Financial, LLC
Pillar Financial, LLC	DE	19.6% by GPFT Holdco, LLC
Pillar Multifamily, LLC	DE	100% by Pillar Financial, LLC
PLIC Holdings, LLC	DE	100% by Guggenheim Insurance Holdco, LLC
Primary issue Anchor Separate Account LLC	DE	100% by EL Funding, LLC
Prometheus Global Media Holdings, LLC	DE	60% by DS PGM Holdings LLC
Property Disposition, Inc.	DE	100% by Sammons Financial Group, Inc.
RC property holding entities	DE	100% by Retail Investors III, LLC
Relationship Funding (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
Relationship Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Replay Technology Funding, LLC	DE	100% by SBC Funding, LLC
Retail Investors I, LLC	DE	49% by Stonefire Investors, LLC 51% by Stonebridge Investors I, LLC
Retail Investors III, LLC	DE	99.5% by Guggenheim Life and Annuity Company Management by Stonebridge Investors III, LLC
RHDFJ Partners, LP	TX	50% by JLB Partners LLC 50% by Compatriot Capital, Inc.
Ridgefield Funding Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
RTF Holdings LLC	DE	68.8% by ACEI Holdco, LLC
Rydex Fund Services, LLC	KS	100% by Rydex Holdings, LLC
Rydex Holdings, LLC	KS	100% by Guggenheim Partners Investment Management Holdings, LLC
SA Leasing, LLC	DE	100% by Airborne Capital Solutions LTD
Saadiyat GSTF IV, LLC	DE	100% by GLAC Holdings, LLC
Saganaw Insurance Agency, LLC	DE	100% by Guggenheim Life and Annuity Company
SAGE Assets, Inc.	DE	100% by Sammons Equity Alliance, Inc.
SAILES 2, LLC	DE	100% by SAILES 2-0, LLC
SAILES 2-0, LLC	DE	100% by Security Benefit Life Insurance Company
Sammons BW, Inc.	DE	100% by Sammons Distribution Holdings, Inc.
Sammons Capital, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Corporation	DE	100% by Consolidated Investment Services, Inc.
Sammons Distribution Holdings, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Enterprises, Inc.	DE	100% by Sammons Enterprises, Inc. ESOT
Sammons Equity Alliance, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Group, Inc.	DE	100% by Consolidated Investment Services, Inc.
Sammons Financial Network, LLC	DE	100% by Sammons Securities, Inc.
Sammons Power Development, Inc.	DE	100% by Sammons Equity Alliance, Inc.
Sammons Retirement Solutions, Inc.	DE	100% by Sammons Financial Group, Inc.
Sammons Securities, Inc.	DE	100% by Sammons Financial Group, Inc.
Sands Point Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Sandy Point Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Saratoga (Cayman) Ltd.	CYM	100% by The Liberty Hampshire Company, LLC
Saratoga Springs Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Saxondale Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
SB Carco Holdings, LLC	KS	100% by Security Benefit Corporation
SB Carco, LLC	KS	100% by SB Carco Holdings, LLC
SB Custody, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SB Directional Aviation LLC	DE	100% by SBC Funding, LLC
SB I property holding entities	DE	100% by Retail Investors I, LLC
SB II property holding entities	DE	100% by Retail Investors I, LLC
SB Private Investments, LLC	DE	100% by Guggenheim SBC Holdings, LLC
SB property holding entities	DE	100% by Retail Investors III, LLC
SB real estate holding entities	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
SBC Civic Center LLC	DE	100% by SBC Funding, LLC
SBC Funding II, LLC	KS	100% by EL Funding, LLC
SBC Funding, LLC	KS	100% by Monterra Investment entities
SBC Investors LLC	DE	(No Ownership) Management by Guggenheim Knights of Security, LLC
SBL Holdings, Inc.	KS	100% by Security Benefit Corporation
SBTree, Inc.	DE	100% by Guggenheim Partners, LLC
Scottwell Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
se2 Holdco, LLC	KS	100% by Security Benefit Corporation
se2 Holdings, Inc.	KS	93.2% by se2 Holdco, LLC
se2 Holdings, LLC	DE	100% by Guggenheim SBC Holdings, LLC
se2, LLC	KS	100% by se2 Holdings, Inc.
Se2Information Services Ireland Limited	Ireland	100% by se2 Holdings, Inc.
SecBen GBM Investco, LLC	DE	100% by Security Benefit Life Insurance Company
Security Benefit Academy, Inc.	KS	100% by Security Benefit Corporation
Security Benefit Asset Management Holdings, LLC	KS	100% by GI Holdco II LLC
Security Benefit Business Services, LLC	KS	100% by Security Benefit Corporation
Security Benefit Corporation	KS	100% by Guggenheim SBC Holdings, LLC
Security Benefit Life Insurance Company	KS	100% by Security Benefit Corporation
Security Distributors, Inc.	KS	100% by Security Benefit Life Insurance Company
Security Financial Resources, Inc.	KS	100% by Security Benefit Corporation
Security Investors, LLC	KS	100% by Rydex Holdings, LLC
Sentient Holdings, LLC	DE	100% by One Sky Flight, LLC
Sentient Jet Charter, LLC	DE	100% by Sentient Holdings, LLC
Sentient Jet, LLC	DE	100% by Sentient Holdings, LLC
Sentry Funding entities	DE	100% by Saganaw Insurance Agency, LLC
Seven Sticks CLO Ltd.	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Seven Sticks, LLC	SC	100% by Cainhoy Land & Timber, LLC
SFVII GP, LLC	DE	100% by Guggenheim Fund Solutions, LLC
SIA Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sibella Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Sifton Road Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
Ski Partners II, LLC	DE	32.8% by Compatriot Capital, Inc.
Ski Partners, LLC	DE	32.7% by Compatriot Capital, Inc.
SL Funding, LLC	DE	100% by Guggenheim SBC Holdings, LLC
Slate Rock, LLC	DE	(No Ownership) Management by Guggenheim Securities Holdings, LLC
Slauson Investors LLC	DE	96% by Guggenheim Plus Leveraged LLC
SLBCA Holding LLC	DE	50% by CCI Historic, Inc. 50% by Village Green Holding LLC
SLF II-McCarty Investors II, LP	TX	69.5% by Compatriot Capital, Inc.
SLF II-McCarty Investors, LP	TX	22% by Compatriot Capital, Inc.
Sojourn Aviation Company, LLC	DE	100% by Flight Options Holdings, Inc.
Solberg Reinsurance Company	IA	100% by Midland National Life Insurance Company
Soo Line Building City Apartments LLC	DE	85% by SLBCA Holding LLC
South Blacktree Agency, LLC	DE	100% by SBTree, Inc.
SRI Ventures, LLC	DE	100% by Compatriot Capital, Inc.
Stellar Funding Ltd	CYM	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
Stone Secured investment entities	DE	100% by EL Funding, LLC
Stonebriar Commercial Finance LLC	DE	100% by Stonebriar Finance Holdings LLC
Stonebriar Finance Holdings LLC	DE	93.9% by Stonebriar Holdings LLC
Stonebriar Holdings LLC	DE	100% by Eldridge Equipment Finance LLC
Stonebriar IFH LLC	DE	100% by Stonebriar Finance Holdings LLC
Stonebridge Investors I, LLC	DE	99.5% by GC Parent Holdings, LLC
Stonebridge Investors III, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
Stonefire Investors, LLC	DE	100% by Guggenheim Life and Annuity Company
Sudbourne Funding, LLC	DE	100% by Saganaw Insurance Agency, LLC
TB property holding entities	DE	100% by Retail Investors III, LLC
TB Rochester 688, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
TEK Financial, LLC	DE	99.5% by Guggenheim Partners, LLC
Terrabyte Development, LLC	DE	100% by Guggenheim Retail Real Estate Partners, Inc.
The Hollywood Reporter	DE	100% by PGM Entertainment Group LLC
The Liberty Hampshire Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
The Liberty Hampshire Company, LLC	DE	100% by Guggenheim Treasury Services, LLC
theAudience, Inc.	DE	11.4% by SBC Funding, LLC
Thomas Creek Capital Corporation	DE	100% by The Liberty Hampshire Company, LLC
Thomas Weisel India Opportunity Fund, LP	DE	(No Ownership) Management by Guggenheim Partners India GP, LLC
TK property holding entities	DE	100% by Retail Investors III, LLC
Toledo-MNG, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Toledo-SLS, LLC	DE	90.6% by GC Pilar Golf Investment, LLC
Tomorrow, LLC	DE	100% by Guggenheim Life and Annuity Company
Transparent Value Advisors, L.L.C.	DE	100% by Transparent Value, L.L.C.
Transparent Value Private Limited	IND	100% by Transparent Value, L.L.C.
Transparent Value, L.L.C.	DE	100% by Guggenheim Transparent Value, LLC
Trigger Investco, LLC	DE	100% by Security Benefit Life Insurance Company
Tustin-Michelle Partners LLC	DE	100% by Guggenheim Plus Leveraged LLC
UQ 720 Partners, LP	DE	95% by Compatriot Capital, Inc.
Valcour Bay Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Venice GSTF I, LLC	DE	100% by GLAC Holdings, LLC
VG Morrow Park Capital LLC	DE	84.8% by Compatriot Capital, Inc. 15.2% by Village Green Holding LLC
VGH St. Louis LLC	DE	100% by Village Green Holding LLC
Village Green Communications LLC	DE	100% by Village Green Holding LLC
Village Green Construction LLC	DE	100% by Village Green Holding LLC
Village Green Development Holding LLC	DE	100% by Village Green Holding LLC
Village Green Holding LLC	DE	46.7% by CCI Historic, Inc.
Village Green Management Company LLC	DE	100% by Village Green Holding LLC
V-Suites LLC	DE	100% by Village Green Holding LLC
Washington Lee Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Wattage Finance LLC	DE	(No Ownership) Management by Guggenheim Partners Investment Management, LLC
WB property holding entities	DE	100% by Retail Investors III, LLC
White Plains Capital Company, LLC	DE	100% by The Liberty Hampshire Company, LLC
Wind Investors I, LLC	DE	100% by GFP Wind Holdings, LLC
XONM 2012, Inc.	DE	100% by XONM LLC
XONM Capital LLC	DE	100% by XONM LLC
XONM Funding LLC	DE	100% by XONM Capital LLC
XONM LLC	DE	100% by Guggenheim Mortgage Capital, LLC

Item 27. Number of Contract Owners

LiveWell Variable Annuity - As of  March 31, 2016 –

3,964 Non-Qualified

1,559 Qualified

Item 28. Indemnification

Midland National Life Insurance Company indemnifies actions against all officers, directors, and employees to the full extent permitted by Iowa law.  This includes any threatened, pending, or completed action, suit or proceeding, whether civil, criminal, administrative, or investigative.  Such indemnification includes expenses, judgments, fines, and amounts paid in settlement of such actions, suits, or proceedings.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29a. Relationship of Principal Underwriter to Other Investment Companies

In addition to Midland National Life Separate Account C, Sammons Financial Network, LLC, the principal underwriter/distributor of the Registrant, is also the principal underwriter/distributor for variable universal life policies issued through Midland National Life Separate Account A.

Item 29b. Principal Underwriters

The directors and principal officers of Sammons Financial Network, LLC are as follows:

Name and Principal Business Address	Positions and Offices with Sammons Financial Network, LLC
William L. Lowe 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Chief Executive Officer & President
Grady D. Holt 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	Associate Vice President – Fund Management & Compliance; Chief Compliance Officer, Broker Dealer-SFN
Arlen Dykhuis 4546 Corporate Drive, Suite 100 West Des Moines, IA 50266	FinOps Principal
Victoria E. Fimea 4350 Westown Parkway West Des Moines, IA 50266	Senior Vice President, General Counsel and Secretary

Item 29c. Compensation of Principal Underwriters

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant with respect to these Contracts (File No. 333-176870) during the Registrant's last fiscal year:

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts and Commissions*	(3) Compensation on Redemption	(4) Brokerage Commissions	(5) Other Compensation**
Sammons Financial Network, LLC	$9,221,554.59	$0	$0	$3,681,608.31

*Represents commissions paid on the LiveWell Variable Annuity.

**Represents an underwriting fee paid to Sammons Financial Network, LLC for LiveWell Variable Annuity contract under Separate Account C.

 Item 30. Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by Midland National Life Insurance Company at 4350 Westown Parkway, Suite 300, West Des Moines, IA 50266 and 525 West Van Buren, Chicago, IL 60607 and 200 SW 6th Avenue, Topeka, Kansas 66603-3704.

Item 31. Management Services

No management related services are provided to the Registrant, except as discussed in Parts A and B.

Item 32. Undertakings and Representations

(a) A post-effective amendment to this registration statement will be filed as frequently as is necessary to ensure that the audited financial statement in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Any application to purchase a contract offered by the prospectus will include a space that an applicant can check to request a Statement of Additional Information.

(c) Any Statement of Additional Information and any financial statements required to be made available under this Form will be delivered promptly upon written or oral request.

(d) Midland National Life Insurance Company represents that all fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and the risk assumed by Midland National Life Insurance Company.

Section 403(b) Representation

Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Midland National Life Separate Account C, certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in Chicago, Illinois this 27th day of  April, 2016.

By:  MIDLAND NATIONAL LIFE SEPARATE

        ACCOUNT C (REGISTRANT)

Attest:   *                                                                                   By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

By:  MIDLAND NATIONAL LIFE

        INSURANCE COMPANY (DEPOSITOR)

Attest:  *                                                                                    By:            *

                                                                                                          Esfandyar E. Dinshaw

                                                                                                          Chairman of the Board

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                       Signatures                                                                          Title

/s/  *                                                                        Chairman of the Board of Directors, Chief Executive Officer

      Esfandyar E. Dinshaw                                 (Principal Executive Officer)

/s/  *                                                                        Director, President & Chief Operating Officer

      Steven C. Palmitier

/s/ *                                                                          Vice President & Chief Financial Officer

      Daniel M. Kiefer                                          (Principal Financial & Accounting Officer)

/s/  *                                                                          Director

      Darron K. Ash

/s/  *                                                                          Director

       Willard Bunn, III

/s/  *                                                                         Director

     Thomas Corcoran

/s/  *                                                                          Director

      William D. Heinz

/s/ *                                                                          Director

      Heather Kreager

*By:  /s/ Brian Hansen                                                       Date: April 27, 2016

                Brian D. Hansen

                Attorney-in-Fact

                Pursuant to Power of Attorney

Registration No. 333-176870

Post-Effective Amendment #10

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

EXHIBITS

TO

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

FOR

MIDLAND NATIONAL LIFE SEPARATE ACCOUNT C

AND

MIDLAND NATIONAL LIFE INSURANCE COMPANY

EXHIBIT INDEX

Item	Exhibit
24(b)(9)(a)	Opinion and Consent of Counsel
24(b)(9)(b)	Power of Attorney
24(b)(10)(a)	Consent of Sutherland Asbill & Brennan, LLP
24(b)(10)(b)	Consent of Independent Registered Public Accounting Firm

24(b)(9)(a)

[Sammons Financial Group Letterhead]

April 27, 2016

The Board of Directors

Midland National Life Insurance Company

Des Moines, Iowa

Directors:

With reference to the Registration Statement for Midland National Life Separate Account C filed on Form N-4 (File number 333-176870 Post-Effective Amendment No. 10) with the Securities and Exchange Commission covering flexible premium deferred variable annuity policies, I have examined such documents and such law as I considered necessary and appropriate, and on the basis of such examination, it is my opinion that:

1.      Midland National Life Insurance Company is duly organized and validly existing under the laws of the State of Iowa and has been duly authorized to issue individual flexible premium deferred variable annuity contracts by the Department of Insurance of the State of Iowa.

2.      The Midland National Life Insurance Company Separate Account C is a duly authorized and existing separate account established pursuant to the provisions of the Iowa Statutes.

3.      The flexible premium deferred variable annuity contracts, when issued as contemplated by said Form N-4 Registration Statement, will constitute legal, validly issued and binding obligations of Midland National Life Insurance Company.

I hereby consent to the filing of this opinion as an Exhibit to said Form N-4 Registration Statement.

Sincerely,

/s/ Victoria E. Fimea

Victoria E. Fimea

Senior Vice President, General Counsel & Secretary

[24(b)(9)(b) - POA]

POWER OF ATTORNEY

The undersigned Directors and Officers of Midland National Life Insurance Company, an Iowa corporation (the “Company”), hereby constitute and appoint Victoria E. Fimea, Brian Hansen and Brett L. Agnew, and each of them (with full power to each of them to act alone), its true and lawful attorney-in-fact and agent, with full power of substitution to each, for it and on its behalf and in its name, place and stead, to execute and file any of the documents referred to below relating to registrations under the Securities Act of 1933 (including but not limited to: 33-16354; 33-76318; 333-14061; 333-14081; 333-80975; 333-58300; 333-148111; 333-148824; 333-153825; 333-119088; 333-108437; 333-71800; 33-64016; 333-128910; 333-128978; 333-176870) and if applicable under the Investment Company Act of 1940 (including but not limited to: 811-05271; 811-07772) with respect to any insurance contract(s): registration statements on any form or forms under the Securities Act of 1933 and under the Investment Company Act of 1940, and any and all amendments and supplements thereto, with all exhibits and all instruments necessary or appropriate in connection therewith, each of said attorneys-in-fact and agents and they or their substitutes being empowered to act with or without the others or other, and to have full power and authority to do or cause to be done in the name and on behalf of the undersigned each and every act and thing requisite and necessary or appropriate with respect thereto to be done in and about the premises in order to effectuate the same, as fully to all intents and purposes as the undersigned might or could do in person, hereby ratifying and confirming all that said attorneys-in-fact and agents, or any of them, may do or cause to be done by virtue thereof.

The consent of each of the undersigned Directors and Officers to the above-stated Power of Attorney, evidenced by writing their individual signatures below, are given with the intent to make such resolution effective as of the date specified above without regard to the date(s) such signatures may actually be written on this Power of Attorney.  This Power of Attorney may be executed by the Directors and Officers in one or more counterparts and each executed counterpart shall be deemed an original and all such executed counterparts when taken together shall be the consent to the Power of Attorney by the undersigned Directors and Officers.

IN WITNESS WHEREOF, the undersigned has hereunto set his hand, this 3rd day of

March, 2016.

SIGNATURE                                      DATE              SIGNATURE                                      DATE

/s/Darron K. Ash                                 3/7/16              /s/Willard Bunn, III                               3/7/16

Darron K. Ash                                                             Willard Bunn, III

/s/Thomas Corcoran                           3/3/16              /s/ Esfandyar E. Dinshaw                  3/3/16

Thomas Corcoran                                                       Esfandyar E. Dinshaw

/s/William D. Heinz                              3/3/16              /s/Daniel M. Kiefer                              3/3/16

William D. Heinz                                                         Daniel M. Kiefer

/s/Heather Kreager                             3/3/16              /s/Michael M. Masterson                    3/6/16

Heather Kreager                                                         Michael M. Masterson

/s/Seven C. Palmitier                          3/3/16

Steven C. Palmitier

[24(b)(10)(a) Sutherland Consent]

[Sutherland Letterhead]

April 27, 2016

Midland National Life Insurance Company

One Sammons Plaza

Sioux Falls, SD  57193

Re:	LiveWell VA File No. 333-176870, Post-Effective Amendment # 10

Gentlemen:

            We hereby consent to the reference to our name under the caption “Legal Matters” in the Prospectus and the Statement of Additional Information filed as part of the Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 filed by Midland National Life Insurance Company Separate Account C for certain variable annuity contracts (File No. 333-176870).  In giving this consent, we do not admit that we are in the category of persons whose consent is required under Section 7 of the Securities Act of 1933, as amended.

Very truly yours,

SUTHERLAND ASBILL & BRENNAN LLP

/s/            Frederick R. Bellamy

                                                                           Frederick R. Bellamy

[24(b)(10)(b) PWC Consent]

CONSENT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

We hereby consent to the use in this Post-Effective Amendment No.10 to the Registration Statement on Form N-4 (File No. 333-176870 and 811-07772) of our report dated April 26, 2016, relating to the financial statements and financial highlights of Midland National Life Insurance Company Separate Account C and the report dated March 28, 2016, relating to the financial statements of Midland National Life Insurance Company, which appear in such Registration Statement.  We also consent to the references to us under the headings “Financial Statements” and “Financial Matters” in such Registration Statement.

 /s/PricewaterhouseCoopers LLP

Des Moines, Iowa

April 26, 2016